UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


(SEI LOGO)   New ways.
             New answers.(R)

SEI Institutional Investments Trust

Semi-Annual Report as of November 30, 2008

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Extended Duration Fund

Emerging Markets Debt Fund

Real Return Plus Fund

TABLE OF CONTENTS

Schedules of Investments                                                       1
Statements of Assets and Liabilities                                         194
Statements of Operations                                                     198
Statements of Changes in Net Assets                                          202
Financial Highlights                                                         208
Notes to Financial Statements                                                211
Disclosure of Fund Expenses                                                  226
Board of Trustees Consideration in Approving
   the Advisory and Sub-Advisory Agreements                                  228

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Information Technology       14.3%
Financials                   12.7%
Health Care                  12.1%
Affiliated Partnership       11.6%
Energy                       11.6%
Consumer Staples              8.8%
Consumer Discretionary        7.7%
Industrials                   7.7%
Telecommunication Services    3.4%
Utilities                     3.3%
Cash Equivalents              3.2%
Materials                     2.3%
U.S. Treasury Obligations     1.3%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 77.0%
CONSUMER DISCRETIONARY -- 7.1%
   Abercrombie & Fitch, Cl A                                 500   $          10
   Advance Auto Parts                                      1,200              36
   Aeropostale* (A)                                        4,300              65
   Amazon.com* (A)                                        32,050           1,369
   American Eagle Outfitters                              11,400             109
   Apollo Group, Cl A*                                       300              23
   Ascent Media, Cl A*                                       260               5
   Autoliv                                                 7,500             143
   Autozone*                                                 387              42
   Barnes & Noble (A)                                      4,300              68
   Bed Bath & Beyond*                                        900              18
   Best Buy (A)                                            4,830             100
   Big Lots*                                               1,900              33
   Black & Decker                                            700              30
   BorgWarner                                              1,700              40
   Brink's Home Security Holdings*                         1,200              24
   Burger King Holdings                                      700              15
   Cablevision Systems, Cl A                               1,526              22
   California Pizza Kitchen* (A)                           1,500              12
   Carnival                                                2,600              55
   CBS, Cl B (A)                                          34,381             229
   Centex                                                  3,280              30
   Central European Media Enterprises,
      Cl A*                                                  500               8
   Charlotte Russe Holding*                                4,200              21
   Coach*                                                 38,040             681
   Comcast, Cl A                                          35,737             620
   Darden Restaurants                                        400               7
   DeVry                                                     300              17
   DIRECTV Group* (A)                                     20,700             456
   Discovery Communications, Cl C*                         1,200              18
   DISH Network, Cl A*                                     1,200              13
   Dollar Tree*                                              700              30
   DR Horton                                               1,400              10
   DreamWorks Animation SKG, Cl A*                           400               9
   Eastman Kodak (A)                                      74,300             563
   Expedia*                                                  300               2

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Family Dollar Stores                                    8,800   $         244
   FGX International Holdings*                             3,900              40
   Foot Locker                                             2,600              18
   Fortune Brands                                          6,728             254
   GameStop, Cl A* (A)                                     1,600              35
   Gannett (A)                                            30,000             261
   Gap                                                    39,100             509
   Genuine Parts                                             258              10
   Goodyear Tire & Rubber*                                 6,300              40
   Guess?                                                  1,000              13
   Gymboree*                                               6,900             174
   H&R Block                                              13,000             249
   Hanesbrands*                                            2,000              26
   Harley-Davidson                                         4,000              68
   Hasbro                                                 11,700             314
   Home Depot                                             53,500           1,236
   International Game Technology                          28,100             301
   Interpublic Group*                                      4,200              17
   ITT Educational Services*                                 400              36
   J.C. Penney                                            20,600             391
   Jackson Hewitt Tax Service                              5,700              73
   John Wiley & Sons, Cl A                                   500              18
   Johnson Controls                                       20,416             361
   Jones Apparel Group (A)                                16,100              83
   KB Home (A)                                             2,600              30
   Kohl's*                                                 5,694             186
   Landry's Restaurants                                    2,500              29
   Leggett & Platt                                         5,700              83
   Liberty Global, Cl A* (A)                               9,874             143
   Liberty Media - Entertainment, Cl A*                   10,300             122
   Limited Brands                                            600               6
   Liz Claiborne (A)                                       9,700              28
   Lowe's                                                 28,110             581
   Macy's                                                 11,800              88
   Magna International, Cl A                               1,800              51
   Marriott International, Cl A                           14,040             236
   Mattel                                                  5,500              75
   McDonald's                                             29,035           1,706
   McGraw-Hill                                             1,200              30
   MDC Holdings (A)                                          600              18
   MGM Mirage* (A)                                        27,000             323
   New York Times, Cl A (A)                                2,300              17
   Newell Rubbermaid                                       6,535              87
   News, Cl A                                             24,839             196
   Nike, Cl B                                             17,180             915
   Omnicom Group                                           1,060              30
   Orient-Express Hotels, Cl A (A)                           600               4
   Panera Bread, Cl A*                                       600              27
   Perry Ellis International*                              1,900              10
   Phillips-Van Heusen                                       200               3
   Polo Ralph Lauren, Cl A                                   400              17
   Pulte Homes                                             3,100              33

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Rent-A-Center, Cl A*                                    1,300   $          21
   Ross Stores                                             6,500             172
   Royal Caribbean Cruises                                   400               4
   Scientific Games, Cl A*                                   500               7
   Scripps Networks Interactive, Cl A                      2,000              56
   Sears Holdings* (A)                                    11,450             415
   Service International                                     300               2
   Shaw Communications, Cl B                               9,700             166
   Sherwin-Williams                                        2,725             161
   Snap-On                                                 1,517              55
   Stamps.com*                                             5,100              45
   Stanley Works                                           7,900             251
   Staples                                                48,800             847
   Starwood Hotels & Resorts Worldwide                    10,850             183
   Steinway Musical Instruments*                           1,200              21
   Target (A)                                             15,824             534
   Tiffany                                                   700              14
   Tim Hortons                                               195               5
   Time Warner                                           137,305           1,243
   Time Warner Cable, Cl A* (A)                              500              10
   TJX (A)                                                14,800             338
   Toll Brothers* (A)                                      1,800              36
   Urban Outfitters* (A)                                   1,600              29
   VF                                                      1,659              87
   Viacom, Cl B*                                          17,118             273
   Walt Disney                                            28,842             650
   Weight Watchers International                          21,200             600
   Whirlpool (A)                                           5,400             213
   Wyndham Worldwide                                       6,300              30
   Wynn Resorts* (A)                                         300              12
   Yum! Brands                                             8,100             218
                                                                   -------------
                                                                          21,476
                                                                   -------------
CONSUMER STAPLES -- 8.1%
   Alberto-Culver, Cl B                                    1,900              41
   Altria Group                                           21,011             338
   Archer-Daniels-Midland                                 21,500             589
   Avon Products                                           7,400             156
   BJ's Wholesale Club* (A)                                1,100              39
   Brown-Forman, Cl B                                      1,375              60
   Bunge (A)                                               5,500             233
   Campbell Soup                                           4,000             128
   Church & Dwight                                           700              41
   Clorox                                                  2,400             142
   Coca-Cola                                              51,761           2,426
   Coca-Cola Enterprises                                  41,100             377
   Colgate-Palmolive                                      19,026           1,238
   ConAgra Foods                                          25,900             382
   Corn Products International                               300               8
   Costco Wholesale (A)                                   14,770             760
   CVS/Caremark (A)                                       37,567           1,087

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Estee Lauder, Cl A                                      1,300   $          36
   General Mills                                           5,646             357
   Herbalife                                               7,800             139
   Hershey                                                   500              18
   HJ Heinz                                                3,707             144
   Hormel Foods                                            1,100              29
   JM Smucker                                                100               5
   Kellogg                                                 3,482             151
   Kimberly-Clark                                         11,854             685
   Kraft Foods, Cl A                                      19,894             541
   Kroger (A)                                             26,722             739
   Lorillard                                                 559              34
   McCormick                                                 381              11
   Molson Coors Brewing, Cl B                              1,000              45
   NBTY*                                                     800              12
   Pepsi Bottling Group                                   18,900             342
   PepsiAmericas                                           6,100             102
   PepsiCo                                                40,877           2,318
   Philip Morris International                            13,471             568
   Procter & Gamble                                       83,413           5,368
   Reynolds American                                      10,464             430
   Safeway                                                23,746             518
   Sara Lee                                               25,500             234
   Smithfield Foods* (A)                                     700               5
   Supervalu                                              13,081             156
   Sysco                                                   5,524             130
   Tyson Foods, Cl A                                       7,100              48
   UST                                                     2,200             151
   Walgreen                                               29,000             717
   Wal-Mart Stores                                        40,412           2,258
   Whole Foods Market                                        400               4
                                                                   -------------
                                                                          24,340
                                                                   -------------
ENERGY -- 10.7%
   Alpha Natural Resources*                                1,500              33
   Anadarko Petroleum                                     10,000             410
   Apache                                                 11,104             858
   Arch Coal                                               1,000              15
   Atwood Oceanics*                                          100               2
   Baker Hughes                                              201               7
   BJ Services                                             1,800              22
   Cabot Oil & Gas                                         1,700              51
   Cameron International* (A)                             23,058             486
   Chesapeake Energy (A)                                   7,860             135
   Chevron                                                60,582           4,787
   Cimarex Energy                                          7,500             213
   Clayton Williams Energy*                                  500              23
   Complete Production Services*                          10,200              84
   ConocoPhillips                                         58,277           3,061
   Consol Energy                                             600              17
   Continental Resources*                                    300               6

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Denbury Resources*                                      1,000   $          10
   Devon Energy                                           16,790           1,215
   Diamond Offshore Drilling                               2,700             199
   Dresser-Rand Group*                                       100               2
   El Paso                                                 1,900              14
   Encore Acquisition*                                       700              18
   ENSCO International                                     7,300             237
   EOG Resources                                          12,430           1,057
   Exxon Mobil (A)                                       120,457           9,655
   FMC Technologies*                                         900              25
   Forest Oil*                                             1,300              23
   Foundation Coal Holdings                                  800              11
   Frontline (A)                                             900              27
   Halliburton                                            56,880           1,001
   Helmerich & Payne                                       1,200              30
   Hercules Offshore*                                        400               2
   Hess                                                   11,233             607
   Holly                                                   4,100              75
   Marathon Oil                                           28,188             738
   Mariner Energy*                                         2,900              32
   Massey Energy                                           1,200              19
   Murphy Oil                                              5,400             238
   Nabors Industries*                                      8,100             117
   National Oilwell Varco*                                 1,444              41
   Newfield Exploration*                                     500              11
   Noble                                                  10,100             271
   Noble Energy                                              900              47
   Occidental Petroleum (A)                               20,200           1,094
   Oil States International*                                 800              17
   Overseas Shipholding Group                                600              22
   Patriot Coal* (A)                                       2,900              25
   Patterson-UTI Energy                                    8,600             107
   Peabody Energy                                          5,400             127
   Petro-Canada                                            4,800             120
   PetroHawk Energy*                                       1,400              24
   Pioneer Natural Resources                                 400               8
   Plains Exploration & Production*                        1,000              23
   Pride International*                                    1,000              16
   Quicksilver Resources*                                  2,100              13
   Range Resources                                         1,100              46
   Schlumberger                                           34,806           1,766
   SEACOR Holdings*                                        1,700             112
   Smith International                                     1,600              47
   Southwestern Energy*                                   11,200             385
   Spectra Energy                                            400               6
   Suncor Energy                                          16,874             362
   Sunoco                                                  2,800             111
   Superior Energy Services*                               3,300              56
   Tidewater                                                 800              32
   Transocean*                                             5,380             360
   Unit*                                                     400              11
   Valero Energy                                          27,700             508

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Walter Industries                                         600   $          11
   Weatherford International*                             27,100             346
   Whiting Petroleum*                                        900              34
   Willbros Group*                                           800               7
   Williams                                                7,100             115
   XTO Energy                                             10,337             395
                                                                   -------------
                                                                          32,238
                                                                   -------------
FINANCIALS -- 11.7%
   ACE                                                     6,430             336
   Aflac                                                   3,240             150
   Alexandria Real Estate Equities+++                        500              22
   Allied Capital (A)                                        800               2
   Allied World Assurance Holdings                         3,400             120
   Allstate                                               32,399             824
   AMB Property+++                                           900              16
   American Capital (A)                                      200               1
   American Express                                       23,797             555
   American Financial Group                               13,100             268
   American International Group (A)                       42,224              85
   American Physicians Capital                             1,400              54
   Ameriprise Financial                                   14,358             265
   Annaly Capital Management+++                           16,700             240
   AON                                                     2,361             107
   Apartment Investment & Management,
      Cl A+++                                              2,651              30
   Associated Banc                                           700              15
   Assurant                                               10,507             229
   Astoria Financial                                         900              17
   AvalonBay Communities+++                                  100               6
   Axis Capital Holdings                                  13,400             339
   Bancorpsouth                                            1,100              24
   Bank of America                                       153,109           2,488
   Bank of Hawaii                                          1,000              45
   Bank of New York Mellon                                28,186             852
   BB&T (A)                                               17,834             534
   BlackRock, Cl A                                           500              63
   Boston Properties+++                                      600              32
   Brandywine Realty Trust+++                             22,000             108
   BRE Properties+++                                         700              21
   Camden Property Trust+++                                  200               5
   Capital One Financial (A)                              17,650             607
   CapitalSource+++ (A)                                   13,400              70
   CB Richard Ellis Group, Cl A*                           9,400              43
   CBL & Associates Properties+++ (A)                     13,800              56
   Charles Schwab                                         71,545           1,311
   Chubb                                                  17,972             923
   Cincinnati Financial                                      100               3
   CIT Group (A)                                           7,700              26
   Citigroup (A)                                         124,047           1,028
   CME Group, Cl A                                         6,519           1,382
   Comerica                                               11,300             255

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Commerce Bancshares                                       630   $          28
   Credicorp                                               2,700             118
   Cullen/Frost Bankers                                    1,200              65
   Digital Realty Trust+++                                   400              11
   Discover Financial Services (A)                        19,663             201
   Douglas Emmett+++                                         700               7
   Eaton Vance                                               900              17
   Endurance Specialty Holdings (A)                        8,300             223
   Equity Residential+++                                   1,500              46
   Essex Property Trust+++                                   500              43
   Everest Re Group                                        2,800             220
   Federated Investors, Cl B                               5,100             101
   Fidelity National Financial, Cl A                       5,800              71
   Fifth Third Bancorp (A)                                 5,756              55
   First American                                            400              10
   First Industrial Realty Trust+++ (A)                      800               7
   First Midwest Bancorp                                   1,300              24
   Franklin Resources                                      4,409             268
   Fulton Financial (A)                                    2,500              28
   Genworth Financial, Cl A                                4,500               7
   Goldman Sachs Group                                    11,264             889
   Hanover Insurance Group                                   900              36
   Hartford Financial Services Group                      16,179             137
   HCP+++                                                  2,900              60
   Health Care+++ (A)                                      2,300              87
   Hercules Technology Growth Capital                      1,100               7
   Hospitality Properties Trust+++ (A)                     6,800              78
   Host Hotels & Resorts+++ (A)                            2,100              16
   Hudson City Bancorp                                    25,600             428
   Huntington Bancshares (A)                               4,900              39
   IntercontinentalExchange*                              16,100           1,185
   Invesco                                                 1,000              13
   Investment Technology Group*                              600              10
   Janus Capital Group                                     2,500              20
   Jefferies Group (A)                                       100               1
   JPMorgan Chase                                        101,835           3,224
   Keycorp                                                16,518             155
   Kilroy Realty+++                                          200               6
   Kimco Realty+++                                           700              10
   Lazard, Cl A                                              200               6
   Leucadia National                                       5,500             108
   Liberty Property Trust+++                               1,300              25
   Lincoln National                                       13,900             191
   Loews                                                   9,447             259
   M&T Bank                                                  500              32
   Mack-Cali Realty+++                                       900              17
   Markel*                                                    29               9
   Marsh & McLennan                                        2,825              72
   MBIA (A)                                                2,700              16
   Merrill Lynch                                          61,600             814
   MetLife                                                12,690             365
   MGIC Investment                                         4,900              13
   Moody's (A)                                            11,400             247

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley (A)                                     51,003   $         752
   NASDAQ OMX Group*                                         800              17
   National City                                           3,600               7
   Nationwide Financial Services, Cl A (A)                 5,700             290
   Nationwide Health Properties+++                         1,900              43
   New York Community Bancorp                              5,800              76
   NewAlliance Bancshares                                 11,900             164
   Northern Trust                                          1,765              81
   NYSE Euronext                                          24,600             586
   Oriental Financial Group                                4,800              30
   PartnerRe                                                 200              14
   Pennsylvania Real Estate Investment Trust+++ (A)       12,000              54
   People's United Financial                               1,900              36
   Philadelphia Consolidated Holding*                        700              43
   Platinum Underwriters Holdings (A)                      5,100             157
   Plum Creek Timber+++                                      500              18
   PNC Financial Services Group (A)                        6,956             367
   Popular (A)                                             4,300              27
   Principal Financial Group                               7,600             105
   Progressive                                            14,000             210
   Prologis+++ (A)                                         3,200              12
   Prospect Capital (A)                                    7,800              99
   Protective Life                                         1,600              15
   Provident Bankshares (A)                               10,200              96
   Prudential Financial                                    8,600             187
   Public Storage+++                                       1,900             133
   Raymond James Financial                                   300               7
   Rayonier+++                                               400              13
   Regency Centers+++                                        200               7
   Regions Financial (A)                                  66,062             673
   RenaissanceRe Holdings                                    200               9
   SeaBright Insurance Holdings*                           5,600              59
   Simon Property Group+++                                   700              33
   St. Joe* (A)                                            2,300              61
   StanCorp Financial Group                                  900              30
   State Street (A)                                       21,000             884
   Sterling Financial (A)                                 13,400              71
   Sunstone Hotel Investors+++ (A)                         5,800              28
   SunTrust Banks                                          9,956             316
   Synovus Financial                                       2,900              24
   T. Rowe Price Group                                     3,732             128
   Taubman Centers+++                                        700              17
   TCF Financial                                             100               2
   TD Ameritrade Holding*                                  2,800              37
   Thomas Properties Group                                   300               1
   Torchmark (A)                                           5,045             182
   Travelers                                              33,501           1,462
   UDR+++                                                  4,000              61
   Unum Group                                              8,250             123
   US Bancorp                                             32,455             876
   Valley National Bancorp                                   635              12
   Ventas+++                                               3,500              80

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Vornado Realty Trust+++                                   500   $          27
   Wachovia                                               20,058             113
   Waddell & Reed Financial, Cl A                          2,200              30
   Washington Federal (A)                                  1,200              20
   Webster Financial                                       3,600              54
   Weingarten Realty Investors+++                            300               4
   Wells Fargo (A)                                        78,246           2,261
   Whitney Holding                                           100               2
   Wilmington Trust (A)                                      100               2
   WR Berkley                                              5,900             168
   XL Capital, Cl A (A)                                    8,800              44
   Zions Bancorporation                                      200               6
                                                                   -------------
                                                                          35,228
                                                                   -------------
HEALTH CARE -- 11.1%
   Abbott Laboratories                                    26,108           1,368
   Aetna                                                  36,800             803
   Allergan                                               42,474           1,600
   American Medical Systems Holdings*                      9,300              82
   AmerisourceBergen                                       5,500             172
   Amgen* (A)                                             36,000           2,000
   Amylin Pharmaceuticals* (A)                            10,970              81
   Barr Pharmaceuticals*                                     200              13
   Baxter International                                   13,714             725
   Becton Dickinson                                        6,947             441
   Biogen Idec* (A)                                        5,300             224
   BioMarin Pharmaceutical*                                  700              12
   Boston Scientific*                                     31,300             193
   Bristol-Myers Squibb                                   24,713             512
   C.R. Bard                                               1,800             148
   Cardinal Health                                         7,674             249
   Celgene*                                                3,776             197
   Cephalon*                                                 200              15
   Charles River Laboratories International*               1,100              25
   Cigna                                                   8,414             102
   Community Health Systems*                               1,400              18
   Covance*                                                1,400              55
   Coventry Health Care*                                   1,100              14
   Covidien                                                4,600             170
   Cubist Pharmaceuticals*                                   500              12
   Dentsply International                                  3,200              83
   Edwards Lifesciences*                                     400              20
   Eli Lilly                                              30,404           1,038
   Endo Pharmaceuticals Holdings*                            500              11
   Express Scripts*                                        7,300             420
   Forest Laboratories*                                   10,400             251
   Genentech*                                             23,380           1,791
   Genzyme*                                                  600              38
   Gilead Sciences*                                       35,068           1,571
   Health Management Associates, Cl A*                     2,500               4
   Henry Schein*                                             300              11
   Hill-Rom Holdings                                         700              14

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hologic*                                                  400   $           6
   Hospira*                                                  300               9
   Humana*                                                13,200             399
   Illumina* (A)                                           1,600              35
   IMS Health                                                800              11
   Intuitive Surgical*                                       100              13
   Johnson & Johnson                                      58,534           3,429
   King Pharmaceuticals* (A)                              32,900             316
   Laboratory Corp of America Holdings*                      152              10
   Life Technologies* (A)                                  2,227              58
   Martek Biosciences                                        500              14
   McKesson                                                3,917             137
   Medco Health Solutions*                                 6,046             254
   Medicines*                                              1,700              22
   Medicis Pharmaceutical, Cl A                            7,100              87
   Medtronic                                              20,421             623
   Merck                                                  73,644           1,968
   Merit Medical Systems*                                  1,000              14
   Mylan Laboratories* (A)                                   800               8
   Omnicare                                                  900              22
   Patterson*                                                200               4
   Pediatrix Medical Group*                                  800              25
   PerkinElmer                                             1,100              20
   Perrigo                                                 1,000              34
   Pfizer                                                228,579           3,756
   Pharmaceutical Product Development                      1,600              42
   Quest Diagnostics                                       2,000              93
   Resmed*                                                   200               7
   Schering-Plough                                        70,330           1,182
   Sepracor*                                                 800               9
   Somanetics* (A)                                         3,700              65
   St. Jude Medical*                                      12,490             350
   Stryker                                                16,391             638
   Synovis Life Technologies*                              1,100              16
   Techne                                                    800              50
   Tenet Healthcare*                                       3,900               5
   Teva Pharmaceutical Industries ADR (A)                 11,820             510
   Thermo Fisher Scientific*                              16,533             590
   Thoratec*                                               1,300              33
   UnitedHealth Group                                     89,507           1,880
   Universal Health Services, Cl B                           300              11
   Varian Medical Systems*                                 1,600              65
   Vertex Pharmaceuticals*                                   300               7
   Viropharma*                                             8,900             101
   Warner Chilcott, Cl A*                                 14,500             192
   Watson Pharmaceuticals*                                   200               5
   WellCare Health Plans*                                  2,600              23
   WellPoint*                                              6,700             238
   Wyeth                                                  32,560           1,172
   Zimmer Holdings*                                       13,775             514
                                                                   -------------
                                                                          33,555
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
INDUSTRIALS -- 7.0%
   3M                                                      4,998   $         334
   AAON                                                      700              13
   ABB ADR                                                 4,420              57
   AGCO*                                                   1,300              32
   Alliant Techsystems*                                      100               8
   Allied Waste Industries*                               11,200             120
   Ametek                                                    900              32
   AMR*                                                    1,500              13
   Boeing (A)                                             12,155             518
   Brink's                                                 1,200              26
   Bucyrus International, Cl A                             3,200              63
   Burlington Northern Santa Fe                            4,420             339
   C.H. Robinson Worldwide (A)                             1,087              56
   Caterpillar                                            14,900             611
   Columbus McKinnon*                                      1,800              21
   Continental Airlines, Cl B* (A)                         1,100              16
   Con-way                                                 1,000              28
   Copart*                                                 1,600              43
   Corrections of America*                                   200               4
   Crane                                                   2,100              31
   CSX                                                     6,090             227
   Cummins                                                12,700             325
   Danaher                                                 3,600             200
   Deere                                                   3,200             111
   Delta Air Lines* (A)                                    3,200              28
   Deluxe                                                  4,800              50
   Donaldson                                                 800              27
   Dover                                                   4,600             137
   Dun & Bradstreet                                          107               9
   Eaton                                                   2,400             111
   Emerson Electric                                       30,104           1,080
   Equifax                                                 1,100              28
   Expeditors International Washington                    25,100             839
   Fastenal (A)                                            1,600              61
   FedEx                                                   1,550             109
   First Solar*                                              400              50
   Flowserve                                               1,300              65
   Fluor                                                  25,000           1,138
   Foster Wheeler*                                        11,300             251
   FTI Consulting*                                           100               5
   Gardner Denver*                                           500              12
   GATX                                                    1,200              34
   General Dynamics                                       11,086             573
   General Electric                                      299,787           5,147
   Goodrich                                                  700              24
   Graco                                                     400               9
   Harsco                                                  1,100              28
   Hertz Global Holdings*                                    300               1
   Honeywell International                                16,618             463
   Hubbell, Cl B                                             800              24
   IDEX                                                      300               7

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Illinois Tool Works (A)                                 9,800   $         334
   Ingersoll-Rand, Cl A                                    3,369              53
   Iron Mountain*                                          1,700              37
   ITT                                                       160               7
   Jacobs Engineering Group*                               1,500              67
   JB Hunt Transport Services                              2,200              59
   Joy Global                                                300               7
   Kansas City Southern*                                   2,800              61
   Kirby*                                                  1,300              33
   L-3 Communications Holdings                             1,800             121
   Landstar System (A)                                     1,000              32
   Lennox International                                      900              25
   Lincoln Electric Holdings                                 400              18
   Lockheed Martin                                         6,685             515
   Manpower                                                1,200              38
   MSC Industrial Direct, Cl A                               800              28
   NCI Building Systems* (A)                               4,000              61
   Norfolk Southern                                       13,200             653
   Northrop Grumman                                       17,875             732
   Paccar                                                    214               6
   Pall                                                      100               3
   Parker Hannifin                                         6,000             246
   Pentair                                                   600              15
   Perini* (A)                                             2,700              52
   Precision Castparts                                     2,195             138
   Quanta Services*                                       19,900             324
   Raytheon                                                9,688             473
   Republic Services, Cl A (A)                             1,700              41
   Robert Half International                                 400               8
   Ryder System                                            1,700              61
   Shaw Group*                                            13,200             243
   Southwest Airlines                                      3,400              30
   SPX                                                     1,629              61
   Stericycle*                                               502              29
   Terex*                                                    200               3
   Textron                                                 1,300              20
   Timken                                                    600               9
   Trinity Industries (A)                                  2,100              31
   Tyco International                                     17,300             362
   Union Pacific                                           6,762             338
   United Parcel Service, Cl B (A)                        19,700           1,135
   United Rentals*                                         1,500              12
   United Technologies                                    20,729           1,006
   USG*                                                      900               9
   UTi Worldwide                                           1,200              13
   Valmont Industries                                        100               6
   Waste Management                                        2,900              85
   WESCO International*                                    6,500              96
   WW Grainger                                               100               7
                                                                   -------------
                                                                          21,281
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
INFORMATION TECHNOLOGY -- 13.1%
   Accenture, Cl A                                        14,600   $         452
   Activision Blizzard*                                   42,820             501
   Adobe Systems*                                         11,600             269
   Affiliated Computer Services, Cl A* (A)                 2,000              81
   Agilent Technologies*                                     700              13
   Akamai Technologies*                                      900              11
   Altera                                                  1,800              26
   Amphenol, Cl A                                          1,500              35
   Analog Devices                                          4,600              79
   Ansys*                                                    100               3
   Apple* (A)                                             32,687           3,029
   Applied Materials                                       1,640              16
   Arrow Electronics*                                        400               6
   Automatic Data Processing                               2,646             109
   Avnet*                                                  8,500             121
   Avocent*                                                1,200              23
   BMC Software* (A)                                       1,200              30
   Broadcom, Cl A* (A)                                    18,600             285
   Broadridge Financial Solutions                          1,600              18
   Brocade Communications Systems*                         2,100               7
   CA                                                     38,300             645
   Cisco Systems*                                        119,530           1,977
   CommScope*                                                500               6
   Computer Sciences*                                      9,400             262
   Compuware*                                              9,600              61
   Convergys*                                              1,700              11
   Corning                                                17,100             154
   Cree* (A)                                                 500               8
   Daktronics (A)                                          3,300              30
   Dell*                                                  55,660             622
   Diebold                                                   400              11
   Dolby Laboratories, Cl A*                               1,100              33
   eBay*                                                 102,400           1,344
   Electronic Arts*                                       41,436             790
   EMC*                                                   44,500             471
   F5 Networks*                                              400              10
   Factset Research Systems (A)                              200               8
   Fidelity National Information Services                    151               3
   Fiserv*                                                   500              17
   Flir Systems* (A)                                         400              13
   Global Payments                                           700              25
   Google, Cl A* (A)                                      12,610           3,694
   Harris                                                    300              10
   Hewitt Associates, Cl A*                                7,500             214
   Hewlett-Packard                                        73,760           2,602
   Integrated Device Technology*                           3,400              18
   Intel                                                  47,346             653
   International Business Machines                        16,876           1,377
   Intersil, Cl A                                            400               4
   Intuit*                                                42,000             931

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Itron*                                                    100   $           5
   Jabil Circuit                                           1,100               7
   Juniper Networks* (A)                                  41,300             718
   Lexmark International, Cl A*                            2,000              52
   Linear Technology (A)                                  12,857             257
   LSI*                                                    4,200              11
   Macrovision Solutions*                                      8              --
   Marvell Technology Group*                               1,100               6
   Mastercard, Cl A (A)                                    9,500           1,380
   McAfee*                                                 1,200              36
   MEMC Electronic Materials*                                554               8
   Mettler Toledo International*                              65               5
   Microchip Technology (A)                                3,100              57
   Microsoft (A)                                         114,824           2,322
   Molex                                                     600               8
   Motorola                                               10,300              44
   National Semiconductor                                  7,200              79
   NCR*                                                    2,500              38
   NetApp*                                                 2,500              34
   NeuStar, Cl A*                                          6,800             130
   Nokia ADR                                              24,500             347
   Nuance Communications* (A)                                700               6
   Nvidia*                                                 4,500              34
   ON Semiconductor*                                       1,700               5
   Oracle*                                                10,411             167
   QLogic* (A)                                             3,800              40
   Qualcomm                                              111,517           3,744
   Rambus*                                                   600               6
   Red Hat*                                               10,700              99
   Research In Motion* (A)                                27,090           1,150
   SAIC*                                                     800              14
   Salesforce.com*                                         1,400              40
   Seagate Technology                                    100,400             423
   Silicon Laboratories*                                   8,300             174
   Sohu.com* (A)                                             700              34
   Sybase*                                                 1,800              44
   Symantec* (A)                                          37,040             446
   Synopsys*                                               4,824              77
   Tech Data*                                                100               2
   Teradata*                                              33,500             450
   Teradyne*                                               3,100              12
   Texas Instruments                                      53,132             827
   Tyco Electronics                                       19,800             326
   VeriSign* (A)                                          48,200           1,041
   Visa, Cl A                                             28,720           1,510
   Vishay Intertechnology* (A)                            18,400              80
   VMware, Cl A*                                             200               4
   Volterra Semiconductor* (A)                             1,300              10
   Western Digital*                                       25,900             316
   Western Union                                          38,292             508
   Xerox                                                  51,279             359
   Xilinx                                                  2,700              44

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Yahoo!* (A)                                            75,500   $         869
   Zebra Technologies, Cl A*                               1,000              21
                                                                   -------------
                                                                          39,544
                                                                   -------------
MATERIALS -- 2.1%
   Air Products & Chemicals                                4,000             191
   Airgas                                                  1,600              57
   AK Steel Holding (A)                                    3,300              26
   Alcoa (A)                                              12,900             139
   Aptargroup                                                300              10
   Ashland (A)                                               900               9
   Ball                                                    2,400              87
   Bemis                                                     500              13
   Cabot                                                   1,000              21
   Carpenter Technology                                    2,400              40
   Celanese, Cl A                                          5,800              67
   Century Aluminum* (A)                                   8,200              67
   CF Industries Holdings                                    200              10
   Cliffs Natural Resources                                2,000              47
   Crown Holdings*                                         2,600              42
   Cytec Industries                                        2,900              64
   Dow Chemical                                           35,700             662
   E.I. Du Pont de Nemours                                13,365             335
   Eastman Chemical                                        5,800             191
   Ecolab                                                    900              34
   FMC                                                     1,600              70
   Freeport-McMoRan Copper & Gold, Cl B (A)                6,808             163
   Greif, Cl A                                               200               7
   Headwaters* (A)                                         6,700              38
   International Paper                                    14,700             183
   Intrepid Potash*                                        3,000              58
   Lubrizol                                                8,600             302
   Monsanto                                                3,471             275
   Mosaic                                                  7,300             222
   Nalco Holding (A)                                       9,400             107
   Nucor                                                  15,160             541
   OM Group*                                               1,400              28
   Owens-Illinois*                                         6,300             127
   Pactiv*                                                   200               5
   PPG Industries                                          4,600             202
   Praxair                                                17,071           1,008
   Reliance Steel & Aluminum                               4,700              97
   Rohm & Haas                                               100               7
   RPM International                                       2,700              32
   RTI International Metals* (A)                           9,900             119
   Sealed Air                                              3,700              59
   Sigma-Aldrich                                           1,500              65
   Sonoco Products                                         6,800             171
   Southern Copper                                           600               8
   Steel Dynamics                                          3,100              26
   Terra Industries                                        5,400              79

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   United States Steel                                     4,500   $         137
   Valspar                                                 7,000             137
   Vulcan Materials (A)                                      200              12
   Weyerhaeuser                                              200               7
                                                                   -------------
                                                                           6,404
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.1%
   American Tower, Cl A*                                  16,434             448
   AT&T (A)                                              184,272           5,263
   CenturyTel (A)                                          2,200              58
   Crown Castle International*                            57,403             808
   Frontier Communications                                   318               3
   Leap Wireless International* (A)                        1,100              22
   NII Holdings*                                             900              17
   Sprint Nextel                                          72,236             201
   Verizon Communications                                 76,033           2,483
   Windstream                                             20,200             179
                                                                   -------------
                                                                           9,482
                                                                   -------------
UTILITIES -- 3.0%
   AES* (A)                                              123,587             950
   Alliant Energy                                         12,500             398
   Ameren                                                  5,566             198
   American Electric Power                                20,731             649
   Atmos Energy                                            5,800             145
   Calpine*                                                1,500              13
   CMS Energy (A)                                          4,300              44
   Consolidated Edison                                     1,300              52
   Constellation Energy Group                              2,600              64
   Dominion Resources                                      2,904             107
   DPL (A)                                                 2,100              44
   DTE Energy                                             13,600             506
   Duke Energy (A)                                        29,700             462
   Edison International                                   20,800             695
   Energen                                                   700              21
   Entergy                                                 4,400             374
   Equitable Resources                                     2,600              87
   Exelon                                                  3,554             200
   FirstEnergy                                             6,303             369
   FPL Group                                               4,600             224
   Hawaiian Electric Industries (A)                        2,000              54
   MDU Resources Group                                     3,000              61
   National Fuel Gas                                         500              16
   NiSource                                                7,700              93
   NRG Energy* (A)                                         9,286             220
   NV Energy                                               9,300              88
   OGE Energy                                                100               3
   Oneok                                                   3,300              97
   Pepco Holdings                                         14,100             254
   PG&E                                                    6,809             259
   Pinnacle West Capital                                  10,500             319

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   PPL                                                     7,565   $         256
   Progress Energy                                         1,200              48
   Public Service Enterprise Group                        12,640             391
   Puget Energy                                            1,300              32
   Questar                                                   900              29
   Reliant Energy*                                         6,600              38
   SCANA                                                     500              17
   Sempra Energy                                          14,367             670
   Southern                                                5,139             187
   TECO Energy                                             2,300              30
   UGI                                                       600              14
   Vectren                                                   400              11
   Wisconsin Energy                                        2,500             109
   Xcel Energy (A)                                        16,745             314
                                                                   -------------
                                                                           9,212
                                                                   -------------
Total Common Stock
   (Cost $307,387) ($ Thousands)                                         232,760
                                                                   -------------
U.S. TREASURY OBLIGATION -- 1.2%
   U.S. Treasury Bill
      0.010%, 02/12/09 (B) (C)                     $       3,520           3,520
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $3,520) ($ Thousands)                                             3,520
                                                                   -------------
CASH EQUIVALENTS -- 2.9%
   First Union Cash Management
      Program, 0.860%**                                  125,156             125
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.620%**+                                  8,760,233           8,760
                                                                   -------------
Total Cash Equivalents
   (Cost $8,885) ($ Thousands)                                             8,885
                                                                   -------------
AFFILIATED PARTNERSHIP -- 10.7%
   SEI Liquidity Fund, L.P.,
      1.630%**+ (D)                                   32,766,990          32,314
                                                                   -------------
Total Affiliated Partnership
   (Cost $32,767) ($ Thousands)                                           32,314
                                                                   -------------
Total Investments -- 91.8%
   (Cost $352,559) ($ Thousands)                                   $     277,479
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                             NUMBER OF                   UNREALIZED
         TYPE OF             CONTRACTS    EXPIRATION    DEPRECIATION
        CONTRACT           LONG (SHORT)      DATE      ($ THOUSANDS)
------------------------   ------------   ----------   -------------
S&P 500 Composite Index         265        Dec-2008        $(140)
S&P Mid 400 Index E-Mini        139        Dec-2008          (45)
                                                           -----
                                                           $(185)
                                                           =====

Description
-----------
Percentages are based on a Net Assets of $302,181 ($ Thousands).
*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $31,751 ($ Thousands).

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $32,314 ($ Thousands).

ADR  -- American Depositary Receipt

Cl   -- Class

L.P. -- Limited Partnership

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Information Technology       16.7%
Health Care                  11.5%
Financials                   11.2%
Energy                       10.1%
Industrials                   9.5%
Affiliated Partnership        9.0%
Consumer Staples              8.7%
Consumer Discretionary        7.8%
Cash Equivalents              4.7%
Utilities                     3.2%
Telecommunication Services    2.6%
U.S. Treasury Obligations     2.6%
Materials                     2.4%

++   Percentages based on total investments.

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 83.4%
CONSUMER DISCRETIONARY -- 7.8%
   Abercrombie & Fitch, Cl A                               1,300   $          25
   Advance Auto Parts                                      2,400              73
   Aeropostale*                                           17,200             260
   Amazon.com*                                            34,850           1,488
   American Eagle Outfitters                               5,000              48
   AnnTaylor Stores*                                       3,600              16
   Apollo Group, Cl A*                                     4,800             369
   Ascent Media, Cl A*                                       535              11
   Autozone*                                                 800              87
   Bed Bath & Beyond*                                      1,800              37
   Best Buy                                                2,000              41
   Big Lots*                                              24,300             426
   BorgWarner                                              3,200              76
   Brinker International                                   6,800              45
   Brink's Home Security Holdings*                         2,300              46
   Burger King Holdings                                      900              19
   Cablevision Systems, Cl A                               2,200              32
   California Pizza Kitchen*                               7,900              61
   Carnival                                                7,500             157
   CBS, Cl B                                              14,200              95
   Centex                                                  2,300              21
   Central European Media
      Enterprises, Cl A*                                   1,000              15
   Charlotte Russe Holding*                                5,500              28
   Coach*                                                 51,500             922
   Comcast, Cl A                                          93,609           1,623
   Darden Restaurants                                        800              15
   DeVry                                                     600              34
   DIRECTV Group*                                         22,100             486
   Discovery Communications, Cl C*                         1,050              16
   Dollar Tree*                                            1,300              55
   DR Horton                                               2,600              18
   DreamWorks Animation SKG, Cl A*                           500              12
   Eastman Kodak                                          73,200             554
   Expedia*                                                1,800              15
   Family Dollar Stores                                    1,200              33
   Foot Locker                                             4,400              30

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Fuel Systems Solutions*                                 1,500   $          52
   GameStop, Cl A*                                         2,900              63
   Gannett                                                26,400             230
   Gap                                                    30,400             396
   Genuine Parts                                             864              34
   Goodyear Tire & Rubber*                                 5,600              36
   Guess?                                                  1,700              23
   Gymboree*                                               6,100             153
   H&R Block                                              40,034             766
   Hanesbrands*                                            3,700              48
   Harman International Industries                         4,300              65
   Hasbro                                                 21,500             576
   Home Depot                                             40,500             936
   International Game Technology                          33,700             361
   Interpublic Group*                                      7,800              32
   J.C. Penney                                            20,900             397
   Jackson Hewitt Tax Service                              6,800              87
   Jarden*                                                 2,400              30
   John Wiley & Sons, Cl A                                   700              25
   Johnson Controls                                       10,000             176
   Jones Apparel Group                                     8,900              45
   KB Home                                                 1,000              12
   Kohl's*                                                 5,800             189
   Leggett & Platt                                         5,900              86
   Liberty Global, Cl A*                                  14,400             209
   Liberty Media-Capital, Ser A*                           3,617              12
   Liberty Media-Entertainment, Cl A*                     24,100             286
   Limited Brands                                          1,300              12
   Liz Claiborne                                          20,100              57
   Lowe's                                                  3,200              66
   Macy's                                                  1,500              11
   Marriott International, Cl A                              700              12
   Mattel                                                  2,800              39
   McDonald's                                             37,943           2,229
   McGraw-Hill                                             2,000              50
   MDC Holdings                                              800              25
   MGM Mirage*                                            40,300             483
   NetFlix*                                               14,500             333
   New York Times, Cl A                                    4,000              30
   News, Cl A                                             79,431             627
   Nike, Cl B                                             25,311           1,348
   Omnicom Group                                             900              25
   Orient-Express Hotels, Cl A                             1,700              12
   Panera Bread, Cl A*                                     2,100              93
   Phillips-Van Heusen                                       500               9
   Polo Ralph Lauren, Cl A                                16,174             699
   Pulte Homes                                             5,500              58
   Regis                                                     700               8
   Ross Stores                                             6,000             159
   Royal Caribbean Cruises                                   700               7
   Scientific Games, Cl A*                                 1,000              15
   Scripps Networks Interactive, Cl A                      3,800             106
   Sears Holdings*                                        13,400             486

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Service International                                   2,800   $          16
   Shaw Communications, Cl B                              28,300             484
   Sherwin-Williams                                        4,600             271
   Snap-On                                                11,477             414
   Stamps.com*                                             6,600              59
   Stanley Works                                           8,700             276
   Staples                                                73,300           1,272
   Starbucks*                                              1,800              16
   Starwood Hotels & Resorts
      Worldwide                                            2,800              47
   Target                                                  2,600              88
   Tiffany                                                 1,500              30
   Tim Hortons                                               583              14
   Time Warner                                           203,178           1,839
   Time Warner Cable, Cl A*                                1,100              22
   TJX                                                    16,800             383
   Toll Brothers*                                          3,400              68
   Urban Outfitters*                                       2,900              53
   VF                                                      3,000             157
   Viacom, Cl B*                                           8,400             134
   Walt Disney                                            28,690             646
   Weight Watchers International                          32,600             923
   Wynn Resorts*                                             400              16
   Yum! Brands                                            13,500             364
                                                                   -------------
                                                                          27,205
                                                                   -------------
CONSUMER STAPLES -- 8.7%
   Alberto-Culver, Cl B                                    1,700              37
   Altria Group                                           37,267             599
   Archer-Daniels-Midland                                 29,483             807
   Avon Products                                          11,000             232
   BJ's Wholesale Club*                                   11,767             421
   Brown-Forman, Cl B                                     21,957             964
   Bunge                                                   7,801             331
   Campbell Soup                                             300              10
   Church & Dwight                                         1,300              77
   Coca-Cola                                              36,000           1,687
   Coca-Cola Enterprises                                  32,500             298
   Colgate-Palmolive                                      11,000             716
   ConAgra Foods                                          18,900             279
   Corn Products International                             6,500             178
   Costco Wholesale                                       16,198             834
   CVS/Caremark                                           24,104             697
   Estee Lauder, Cl A                                      2,300              64
   General Mills                                           1,700             107
   Hansen Natural*                                           100               3
   Herbalife                                              13,500             240
   Hershey                                                   900              32
   HJ Heinz                                                4,100             159
   Hormel Foods                                            2,200              59
   JM Smucker                                                300              14
   Kellogg                                                 3,500             152
   Kimberly-Clark                                         15,000             867

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Kraft Foods, Cl A                                       3,560   $          97
   Kroger                                                 36,300           1,004
   Lorillard                                                 900              55
   McCormick                                                 300               9
   Molson Coors Brewing, Cl B                              5,965             265
   NBTY*                                                  16,800             245
   Pepsi Bottling Group                                   17,400             315
   PepsiAmericas                                          10,900             183
   PepsiCo                                                30,500           1,729
   Philip Morris International                            38,928           1,641
   Procter & Gamble                                      116,884           7,521
   Reynolds American                                      21,500             883
   Safeway                                                22,300             486
   Smithfield Foods*                                       1,600              11
   Supervalu                                               8,673             103
   Sysco                                                  61,616           1,445
   Tyson Foods, Cl A                                      70,147             471
   UST                                                       857              59
   Walgreen                                               54,890           1,358
   Wal-Mart Stores                                        46,851           2,618
   Whole Foods Market                                        800               9
                                                                   -------------
                                                                          30,371
                                                                   -------------
ENERGY -- 10.1%
   Alpha Natural Resources*                                2,900              64
   Anadarko Petroleum                                      3,700             152
   Apache                                                  7,200             557
   Arch Coal                                              17,867             275
   Atwood Oceanics*                                          300               5
   Baker Hughes                                           11,889             414
   BJ Services                                             3,400              41
   Cabot Oil & Gas                                         4,763             143
   Cameron International*                                  2,600              55
   Chesapeake Energy                                       5,300              91
   Chevron                                                68,924           5,446
   Cimarex Energy                                          3,600             102
   Complete Production Services*                          12,100              99
   ConocoPhillips                                         49,521           2,601
   Consol Energy                                           1,200              35
   Continental Resources*                                    900              18
   Denbury Resources*                                      1,100              10
   Devon Energy                                            4,500             325
   Diamond Offshore Drilling                                 900              66
   Dresser-Rand Group*                                       200               3
   Encore Acquisition*                                     1,400              37
   ENSCO International                                     5,900             191
   EOG Resources                                          17,300           1,471
   Exxon Mobil                                           146,651          11,754
   FMC Technologies*                                       1,600              44
   Forest Oil*                                             2,400              42
   Foundation Coal Holdings                                1,300              18
   Frontline                                               1,700              50
   Halliburton                                            48,551             855

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Helmerich & Payne                                       2,000   $          51
   Hercules Offshore*                                        500               3
   Hess                                                    2,500             135
   Marathon Oil                                           24,600             644
   Mariner Energy*                                         5,400              59
   Massey Energy                                           2,300              36
   Murphy Oil                                              9,100             401
   Nabors Industries*                                      7,200             104
   National Oilwell Varco*                                 5,884             166
   Newfield Exploration*                                     900              20
   Noble                                                  13,700             367
   Noble Energy                                              600              31
   Occidental Petroleum                                   27,110           1,468
   Oil States International*                               1,300              28
   Overseas Shipholding Group                              8,300             308
   Patriot Coal*                                           5,100              43
   Patterson-UTI Energy                                   29,300             366
   Peabody Energy                                          5,600             131
   Petro-Canada                                           12,600             316
   PetroHawk Energy*                                       2,800              49
   Pioneer Natural Resources                              13,656             274
   Plains Exploration & Production*                        1,900              44
   Pride International*                                    1,900              31
   Quicksilver Resources*                                  4,700              29
   Range Resources                                         2,000              83
   Rowan                                                     100               2
   Schlumberger                                           34,134           1,732
   SEACOR Holdings*                                          400              26
   Smith International                                     3,100              91
   Southwestern Energy*                                   12,300             423
   Spectra Energy                                            700              11
   Superior Energy Services*                               6,400             108
   Tidewater                                               7,500             296
   Transocean*                                             7,283             487
   Unit*                                                   6,400             184
   Valero Energy                                          43,100             791
   Walter Industries                                      10,400             190
   Weatherford International*                             10,000             128
   Whiting Petroleum*                                      1,900              73
   Willbros Group*                                         2,400              20
   Williams                                               11,500             186
   XTO Energy                                             12,500             478
                                                                   -------------
                                                                          35,377
                                                                   -------------
FINANCIALS -- 11.1%
   Aflac                                                   6,200             287
   Alexandria Real Estate Equities+++                        900              40
   Allied Capital                                          1,400               3
   Allied World Assurance Holdings                         7,400             262
   Allstate                                               21,300             542
   AMB Property+++                                         1,600              28
   American Capital                                          500               2

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   American Express                                       26,400   $         615
   American Financial Group                               26,500             543
   American International Group                           12,500              25
   Ameriprise Financial                                   22,400             414
   Annaly Capital Management+++                           14,500             208
   AON                                                    11,685             529
   Apartment Investment & Management,
      Cl A+++                                              4,864              56
   Aspen Insurance Holdings                                3,100              57
   Associated Banc                                           900              20
   Assurant                                                5,300             115
   Astoria Financial                                       1,900              35
   AvalonBay Communities+++                                  100               6
   Axis Capital Holdings                                   8,300             210
   Bancorpsouth                                            2,400              53
   Bank of America                                       113,599           1,846
   Bank of Hawaii                                          2,000              89
   Bank of New York Mellon                                56,653           1,711
   BB&T                                                    3,200              96
   BlackRock, Cl A                                           900             113
   Boston Properties+++                                    9,762             521
   Brandywine Realty Trust+++                             34,400             169
   BRE Properties+++                                       1,300              38
   Brown & Brown                                           1,016              20
   Camden Property Trust+++                                  400              11
   Capital One Financial                                   6,900             238
   CapitalSource+++                                       16,000              83
   CB Richard Ellis Group, Cl A*                           3,900              18
   CBL & Associates Properties+++                         29,000             118
   Charles Schwab                                         65,819           1,206
   Chubb                                                  16,529             849
   Cincinnati Financial                                      100               3
   CIT Group                                               1,500               5
   Citigroup                                             121,176           1,005
   CME Group, Cl A                                         7,380           1,564
   Commerce Bancshares                                     1,175              51
   Compass Diversified Holdings                              900               9
   Credicorp                                              10,300             450
   Cullen/Frost Bankers                                    2,300             125
   Developers Diversified Realty+++                        3,500              17
   Digital Realty Trust+++                                   400              11
   Discover Financial Services                             9,700              99
   Douglas Emmett+++                                       1,300              13
   Eaton Vance                                             1,700              33
   Endurance Specialty Holdings                           21,500             579
   Equity Residential+++                                   3,000              91
   Essex Property Trust+++                                 1,100              95
   Everest Re Group                                          100               8
   Federated Investors, Cl B                               1,900              38
   Fidelity National Financial, Cl A                       4,800              59
   Fifth Third Bancorp                                     2,700              26
   First American                                            700              17
   First Midwest Bancorp                                   1,700              31

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Franklin Resources                                      8,100   $         492
   Fulton Financial                                        4,400              49
   Goldman Sachs Group                                     8,700             687
   Hanover Insurance Group                                 1,600              64
   Hartford Financial Services Group                       7,100              60
   HCP+++                                                  5,300             110
   Health Care+++                                          3,100             118
   Hospitality Properties Trust+++                        11,900             136
   Host Hotels & Resorts+++                                3,700              28
   HRPT Properties Trust+++                                1,700               5
   Hudson City Bancorp                                    43,403             725
   Huntington Bancshares                                  13,900             111
   IntercontinentalExchange*                              24,300           1,788
   Invesco                                                 1,200              15
   Investment Technology Group*                            9,500             159
   Jefferies Group                                           100               1
   JPMorgan Chase                                         65,147           2,063
   Kilroy Realty+++                                          500              15
   Kimco Realty+++                                         1,200              17
   Knight Capital Group, Cl A*                            14,800             245
   Lazard, Cl A                                              400              13
   Leucadia National                                      10,400             203
   Liberty Property Trust+++                               2,500              48
   Lincoln National                                        1,800              25
   Loews                                                  33,505             918
   M&T Bank                                                  700              45
   Mack-Cali Realty+++                                     2,300              44
   Marsh & McLennan                                        4,900             125
   Merrill Lynch                                          42,712             565
   MetLife                                                13,700             394
   Moody's                                                21,100             458
   Morgan Stanley                                         30,800             454
   NASDAQ OMX Group*                                       1,400              30
   Nationwide Financial Services, Cl A                       900              46
   Nationwide Health Properties+++                         3,400              77
   New York Community Bancorp                             10,800             141
   Northern Trust                                         10,815             496
   NYSE Euronext                                          44,524           1,060
   PartnerRe                                                 400              28
   Pennsylvania Real Estate
      Investment Trust+++                                 13,100              59
   People's United Financial                               3,400              65
   Philadelphia Consolidated Holding*                      1,300              80
   Plum Creek Timber+++                                    6,386             227
   PNC Financial Services Group                            2,276             120
   Popular                                                 8,500              53
   Principal Financial Group                               2,000              28
   Progressive                                             4,900              74
   Prologis+++                                             4,800              18
   Protective Life                                         3,200              30
   Provident Bankshares                                    7,100              67
   Prudential Financial                                    2,400              52
   Public Storage+++                                       6,068             424
   Raymond James Financial                                   500              11

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Rayonier+++                                            17,944   $         599
   Regency Centers+++                                        300              11
   Regions Financial                                      81,250             828
   Reinsurance Group of America                              100               4
   RenaissanceRe Holdings                                    300              14
   Simon Property Group+++                                 1,400              66
   St. Joe*                                                4,000             105
   StanCorp Financial Group                                8,400             280
   State Street                                           23,500             990
   Sterling Financial                                      3,900              21
   Sunstone Hotel Investors+++                             6,300              30
   SunTrust Banks                                            500              16
   Susquehanna Bancshares                                    500               8
   Synovus Financial                                       5,000              42
   T. Rowe Price Group                                    17,655             604
   Taubman Centers+++                                      1,300              31
   TCF Financial                                             200               3
   TD Ameritrade Holding*                                 52,469             698
   TFS Financial                                           9,874             127
   Torchmark                                               1,600              58
   Travelers                                              41,316           1,803
   UDR+++                                                  7,400             112
   Unum Group                                              2,500              37
   US Bancorp                                             29,700             801
   Valley National Bancorp                                 1,090              21
   Ventas+++                                               6,100             140
   Wachovia                                               27,887             157
   Waddell & Reed Financial, Cl A                          4,100              55
   Washington Federal                                      7,800             132
   Webster Financial                                       3,600              54
   Weingarten Realty Investors+++                            600               9
   Wells Fargo                                            60,478           1,747
   Whitney Holding                                           200               4
   Wilmington Trust                                          100               2
   WR Berkley                                             20,100             571
   XL Capital, Cl A                                        9,100              46
   Zions Bancorporation                                      400              13
                                                                   -------------
                                                                          39,110
                                                                   -------------
HEALTH CARE -- 11.5%
   Abbott Laboratories                                     9,300             487
   Aetna                                                  70,812           1,545
   Allergan                                               44,400           1,673
   American Medical Systems Holdings*                      4,800              42
   AmerisourceBergen                                      40,721           1,277
   Amgen*                                                 61,869           3,436
   Barr Pharmaceuticals*                                     500              33
   Baxter International                                    7,100             376
   Becton Dickinson                                        5,700             362
   Biogen Idec*                                           13,200             559
   BioMarin Pharmaceutical*                                1,000              17
   Boston Scientific*                                     47,000             290
   Bristol-Myers Squibb                                   66,639           1,379

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   C.R. Bard                                                 800   $          66
   Cardinal Health                                        36,029           1,172
   Celgene*                                                1,800              94
   Cephalon*                                                 400              29
   Charles River Laboratories International*               1,900              43
   Cigna                                                  28,493             345
   Community Health Systems*                               2,300              30
   Covance*                                                2,600             102
   Covidien                                                7,575             279
   Cubist Pharmaceuticals*                                11,500             283
   Dentsply International                                  4,100             107
   Edwards Lifesciences*                                     800              40
   Eli Lilly                                              20,000             683
   Endo Pharmaceuticals Holdings*                         13,600             299
   Express Scripts*                                        9,600             552
   Forest Laboratories*                                   28,700             694
   Genentech*                                             40,501           3,102
   Genzyme*                                                4,273             274
   Gilead Sciences*                                        4,600             206
   Health Management Associates, Cl A*                     4,700               7
   Henry Schein*                                             600              21
   Hill-Rom Holdings                                       1,400              29
   Hologic*                                                  500               7
   Hospira*                                                  800              24
   Humana*                                                28,453             860
   Idexx Laboratories*                                     2,900              90
   Illumina*                                               3,000              66
   IMS Health                                              1,000              13
   Intuitive Surgical*                                       200              26
   Isis Pharmaceuticals*                                   2,900              33
   Johnson & Johnson                                      65,380           3,830
   King Pharmaceuticals*                                   9,300              89
   Laboratory Corp of America Holdings*                      300              19
   Life Technologies*                                      4,345             114
   Lincare Holdings*                                      12,600             302
   McKesson                                               35,556           1,242
   Medco Health Solutions*                                26,519           1,114
   Medicis Pharmaceutical, Cl A                            6,400              78
   Medtronic                                              30,600             934
   Merck                                                  41,000           1,096
   Merit Medical Systems*                                  2,100              30
   Mylan Laboratories*                                     1,600              15
   Omnicare                                               10,500             253
   Owens & Minor                                           7,400             307
   Patterson*                                                500               9
   Pediatrix Medical Group*                                1,600              50
   PerkinElmer                                            14,510             262
   Perrigo                                                 1,900              65
   Pfizer                                                202,048           3,320
   Pharmaceutical Product Development                      3,400              90
   Quest Diagnostics                                       1,700              79

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   Resmed*                                                   400   $          15
   Schering-Plough                                         8,900             150
   Sepracor*                                               1,400              16
   Somanetics*                                             1,300              23
   St. Jude Medical*                                       2,000              56
   STERIS                                                 14,100             390
   Stryker                                                19,335             752
   Techne                                                  1,500              93
   Tenet Healthcare*                                       8,200              10
   Thermo Fisher Scientific*                               4,100             146
   UnitedHealth Group                                    120,000           2,521
   Universal Health Services, Cl B                           700              26
   Varian Medical Systems*                                 3,000             121
   Vertex Pharmaceuticals*                                   300               7
   Viropharma*                                             4,400              50
   Warner Chilcott, Cl A*                                 15,600             207
   Waters*                                                   200               8
   Watson Pharmaceuticals*                                   400               9
   WellCare Health Plans*                                  4,900              44
   WellPoint*                                             18,000             641
   Wyeth                                                  11,600             418
   Zimmer Holdings*                                        6,525             243
                                                                   -------------
                                                                          40,296
                                                                   -------------
INDUSTRIALS -- 9.4%
   3M                                                      7,700             515
   Aecom Technology*                                       7,027             186
   AGCO*                                                  16,037             395
   Alliant Techsystems*                                      200              16
   Allied Waste Industries*                                8,800              95
   Ametek                                                  1,500              53
   AMR*                                                    2,700              24
   Boeing                                                 36,926           1,574
   Brink's                                                 2,300              50
   Bucyrus International, Cl A                            12,900             252
   Burlington Northern Santa Fe                            7,100             544
   C.H. Robinson Worldwide                                 9,020             461
   Caterpillar                                            15,975             655
   Columbus McKinnon*                                      2,600              30
   Continental Airlines, Cl B*                             1,700              25
   Con-way                                                 1,900              53
   Copart*                                                 3,200              85
   Corrections of America*                                   500               9
   Crane                                                   5,500              82
   CSX                                                    16,800             626
   Cummins                                                29,800             762
   Danaher                                                   300              17
   Deere                                                   5,350             186
   Delta Air Lines*                                        6,475              57
   Deluxe                                                  3,800              40
   Donaldson                                               1,600              55
   Dover                                                  16,900             504
   Dun & Bradstreet                                        4,100             328

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   Emerson Electric                                       13,300   $         477
   EnPro Industries*                                         400               7
   Equifax                                                 2,100              53
   Expeditors International Washington                    37,700           1,260
   Fastenal                                                2,800             108
   FedEx                                                  12,113             856
   First Solar*                                              800             100
   Flowserve                                               2,600             131
   Fluor                                                  19,341             881
   Foster Wheeler*                                        13,500             301
   FTI Consulting*                                           100               6
   Gardner Denver*                                        12,700             314
   GATX                                                    2,400              68
   General Dynamics                                       12,226             632
   General Electric                                      252,056           4,328
   Goodrich                                               12,600             424
   Graco                                                   1,800              39
   Granite Construction                                    5,400             232
   Harsco                                                  2,100              53
   Hertz Global Holdings*                                    800               3
   Honeywell International                                14,200             396
   IDEX                                                      600              14
   Illinois Tool Works                                       300              10
   Ingersoll-Rand, Cl A                                    3,169              50
   Iron Mountain*                                          2,900              63
   ITT                                                       200               8
   Jacobs Engineering Group*                              14,339             642
   JB Hunt Transport Services                              4,200             112
   John Bean Technologies                                  2,206              19
   Joy Global                                                300               7
   Kansas City Southern*                                   5,300             116
   KBR                                                    27,803             383
   Kirby*                                                  2,500              63
   L-3 Communications Holdings                             7,500             504
   Landstar System                                         1,800              58
   Lennox International                                    5,800             161
   Lincoln Electric Holdings                                 700              32
   Lockheed Martin                                        19,950           1,538
   Manpower                                                2,100              66
   MSC Industrial Direct, Cl A                             1,400              48
   Navistar International*                                13,800             302
   NCI Building Systems*                                     600               9
   Norfolk Southern                                       10,500             519
   Northrop Grumman                                       19,300             790
   Owens Corning*                                          9,800             156
   Paccar                                                    475              13
   Pacer International                                     1,700              16
   Pall                                                    3,466              95
   Parker Hannifin                                         1,500              62
   Pentair                                                 1,600              40
   Precision Castparts                                     4,542             285
   Quanta Services*                                       48,912             795
   Raytheon                                               31,309           1,528
   Republic Services, Cl A                                 3,200              77

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   Robert Half International                               1,200   $          25
   Ryder System                                            4,700             169
   Shaw Group*                                            14,800             272
   Southwest Airlines                                     53,534             463
   SPX                                                     2,800             105
   Steelcase, Cl A                                         6,800              44
   Stericycle*                                             1,000              57
   Terex*                                                    500               7
   Textron                                                 2,500              38
   Timken                                                 31,380             455
   Titan International                                     6,500              62
   Trinity Industries                                      4,000              59
   Tyco International                                     27,385             572
   Union Pacific                                          25,524           1,277
   United Parcel Service, Cl B                            29,825           1,718
   United Rentals*                                         5,900              48
   United Technologies                                     5,700             277
   URS*                                                      724              27
   USG*                                                    1,600              15
   UTi Worldwide                                           2,300              25
   Valmont Industries                                        300              17
   Waste Management                                        2,400              70
   WESCO International*                                   13,700             203
   WW Grainger                                               929              65
                                                                   -------------
                                                                          32,999
                                                                   -------------
INFORMATION TECHNOLOGY -- 16.6%
   Accenture, Cl A                                        38,540           1,194
   Activision Blizzard*                                    8,600             101
   Adobe Systems*                                         25,000             579
   Affiliated Computer Services, Cl A*                     3,900             158
   Agilent Technologies*                                   8,500             160
   Akamai Technologies*                                    1,600              20
   Altera                                                  3,900              57
   Amphenol, Cl A                                          2,700              63
   Analog Devices                                          8,400             144
   Anixter International*                                  8,200             225
   Ansys*                                                    500              15
   Apple*                                                 27,900           2,586
   Applied Materials                                       3,100              30
   Arrow Electronics*                                      1,000              14
   Automatic Data Processing                               2,200              90
   Avnet*                                                 12,300             175
   Avocent*                                                2,200              41
   AVX                                                     9,440              82
   BMC Software*                                           2,400              60
   Broadcom, Cl A*                                        27,800             426
   Broadridge Financial Solutions                          2,900              33
   Brocade Communications Systems*                         4,400              14
   CA                                                     38,800             653
   Ciena*                                                  5,700              42
   Cisco Systems*                                        175,013           2,895
   CommScope*                                              1,000              11

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   Computer Sciences*                                     14,200   $         396
   Compuware*                                              1,900              12
   Convergys*                                              4,200              26
   Corning                                                95,606             861
   Cree*                                                     400               6
   Dell*                                                  79,873             892
   Diebold                                                 7,600             213
   Dolby Laboratories, Cl A*                               1,900              57
   Earthlink*                                             16,500             110
   eBay*                                                 198,891           2,611
   Electronic Arts*                                       29,744             567
   EMC*                                                   53,600             567
   F5 Networks*                                            4,200             105
   Factset Research Systems                                  300              12
   Fidelity National Information Services                    344               6
   Fiserv*                                                 1,100              38
   Flir Systems*                                             900              28
   Global Payments                                         1,600              58
   Google, Cl A*                                          11,675           3,420
   Hewitt Associates, Cl A*                               19,200             549
   Hewlett-Packard                                       122,924           4,337
   Integrated Device Technology*                          13,900              72
   Intel                                                 140,956           1,945
   International Business Machines                        26,827           2,189
   Intersil, Cl A                                          1,000               9
   Intuit*                                                63,000           1,396
   Itron*                                                    200               9
   j2 Global Communications*                                 600              12
   Jabil Circuit                                           9,846              65
   Juniper Networks*                                       2,800              49
   Lexmark International, Cl A*                              600              16
   Linear Technology                                       4,400              88
   LSI*                                                   13,600              36
   Marvell Technology Group*                               2,000              11
   Mastercard, Cl A                                       13,500           1,961
   McAfee*                                                 2,200              67
   MEMC Electronic Materials*                              1,000              15
   Mettler Toledo International*                             200              16
   Microchip Technology                                    5,800             107
   Microsoft                                             284,334           5,749
   Molex                                                  15,438             210
   Motorola                                              103,202             445
   Multi-Fineline Electronix*                              2,700              28
   National Semiconductor                                  3,700              41
   NCR*                                                    6,900             105
   NetApp*                                                12,700             171
   NeuStar, Cl A*                                         16,300             312
   Nokia ADR                                              27,500             390
   Nuance Communications*                                  1,200              11
   ON Semiconductor*                                       2,400               7
   Oracle*                                                41,800             673
   QLogic*                                                37,600             399

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   Qualcomm                                              100,555   $       3,376
   Rambus*                                                   100               1
   Red Hat*                                               14,700             136
   Research In Motion*                                    22,000             934
   SAIC*                                                   1,600              28
   Salesforce.com*                                         2,900              83
   Seagate Technology                                    129,800             546
   Silicon Laboratories*                                   3,400              71
   Sohu.com*                                               1,300              63
   Sybase*                                                13,400             330
   Symantec*                                              72,500             872
   Synopsys*                                                 900              14
   Tech Data*                                                400               7
   Teradata*                                              57,800             776
   Teradyne*                                               5,800              22
   Texas Instruments                                     125,412           1,953
   Tyco Electronics                                       54,593             900
   Valueclick*                                            11,300              70
   VeriSign*                                              69,800           1,507
   Visa, Cl A                                             51,468           2,705
   Vishay Intertechnology*                                17,100              75
   VMware, Cl A*                                             200               4
   Volterra Semiconductor*                                22,300             167
   Western Digital*                                       15,100             184
   Western Union                                          49,265             654
   Xerox                                                  39,400             275
   Xilinx                                                  5,200              85
   Yahoo!*                                                93,333           1,074
   Zebra Technologies, Cl A*                               1,800              38
                                                                   -------------
                                                                          58,293
                                                                   -------------
MATERIALS -- 2.4%
   Air Products & Chemicals                                3,300             158
   Airgas                                                    300              11
   AK Steel Holding                                       20,682             163
   Alcoa                                                  14,900             160
   Aptargroup                                                500              17
   Ashland                                                   438               4
   Ball                                                    1,200              44
   Bemis                                                     900              24
   Cabot                                                  24,302             503
   Celanese, Cl A                                          7,400              85
   Century Aluminum*                                      19,100             156
   CF Industries Holdings                                  6,898             363
   Cliffs Natural Resources                                3,700              88
   Crown Holdings*                                         5,200              83
   Domtar*                                                 3,600               5
   Dow Chemical                                           31,000             575
   E.I. Du Pont de Nemours                                 8,900             223
   Eastman Chemical                                          900              30
   Ecolab                                                  1,700              65
   FMC                                                     3,000             131

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
   Freeport-McMoRan Copper & Gold, Cl B                    4,072   $          98
   Greif, Cl A                                               500              17
   Headwaters*                                             8,700              50
   Intrepid Potash*                                        9,900             190
   Lubrizol                                               13,200             464
   Monsanto                                                2,300             182
   Mosaic                                                 24,826             753
   Nalco Holding                                          11,000             125
   Newmont Mining                                          3,400             114
   Nucor                                                   6,400             228
   OM Group*                                               4,800              95
   Owens-Illinois*                                         6,500             131
   Pactiv*                                                   400              10
   Praxair                                                20,100           1,187
   Reliance Steel & Aluminum                              16,200             334
   Rohm & Haas                                               401              27
   RPM International                                       5,700              68
   RTI International Metals*                               9,800             118
   Sealed Air                                              7,400             117
   Sigma-Aldrich                                           2,800             121
   Sonoco Products                                        17,800             447
   Southern Copper                                         1,200              17
   Steel Dynamics                                          5,800              48
   Terra Industries                                       14,600             215
   United States Steel                                     8,000             243
   Valspar                                                   700              14
   Vulcan Materials                                          500              30
   Weyerhaeuser                                              400              15
                                                                   -------------
                                                                           8,346
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.6%
   American Tower, Cl A*                                     400              11
   AT&T                                                  154,824           4,422
   CenturyTel                                             11,300             300
   Crown Castle International*                            60,800             855
   Frontier Communications                                   800               7
   Leap Wireless International*                            2,100              42
   NII Holdings*                                           1,300              25
   Sprint Nextel                                          55,100             154
   Telephone & Data Systems                                3,659             119
   US Cellular*                                            7,881             311
   Verizon Communications                                 83,875           2,739
   Windstream                                             16,850             149
                                                                   -------------
                                                                           9,134
                                                                   -------------
UTILITIES -- 3.2%
   AES*                                                  138,726           1,067
   Alliant Energy                                         25,716             820
   Ameren                                                  4,500             160
   American Electric Power                                10,200             319

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------                                       -------------   -------------
   Atmos Energy                                              431   $          11
   Calpine*                                               45,355             406
   Centerpoint Energy                                     13,900             180
   Constellation Energy Group                              1,700              42
   Dominion Resources                                      5,600             206
   DPL                                                       600              13
   DTE Energy                                             12,700             472
   Edison International                                   27,800             929
   Energen                                                 1,100              34
   Entergy                                                 4,800             408
   Equitable Resources                                     5,100             170
   Exelon                                                  8,943             503
   FirstEnergy                                            11,118             651
   FPL Group                                               7,600             371
   Hawaiian Electric Industries                            3,500              95
   MDU Resources Group                                     6,074             123
   National Fuel Gas                                       1,000              32
   NiSource                                               17,746             214
   NRG Energy*                                            15,000             355
   NV Energy                                              48,600             461
   OGE Energy                                                100               3
   Oneok                                                   5,500             161
   PG&E                                                   13,705             521
   Pinnacle West Capital                                     200               6
   PPL                                                    12,100             410
   Progress Energy                                           100               4
   Public Service Enterprise Group                        23,600             729
   Puget Energy                                            2,400              59
   Questar                                                 1,700              55
   Reliant Energy*                                        30,109             173
   SCANA                                                   1,000              35
   Sempra Energy                                          13,103             611
   Southern                                                2,600              94
   TECO Energy                                            16,836             219
   UGI                                                     1,400              33
   Vectren                                                   500              14
   Wisconsin Energy                                        2,200              96
   Xcel Energy                                             1,900              36
                                                                   -------------
                                                                          11,301
                                                                   -------------
Total Common Stock
   (Cost $399,954) ($ Thousands)                                         292,432
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 2.6%
   U.S. Treasury Bills
      1.438%, 12/04/08 (A) (B)                     $         400             400
      0.010%, 02/12/09 (A) (B)                             8,755           8,754
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $9,155) ($ Thousands)                                             9,154
                                                                   -------------

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
------------                                       -------------   -------------
CASH EQUIVALENT -- 4.6%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      1.620%**+                                       16,293,364   $      16,293
                                                                   -------------
Total Cash Equivalent
   (Cost $16,293) ($ Thousands)                                           16,293
                                                                   -------------
AFFILIATED PARTNERSHIP -- 9.0%
   SEI LIBOR Plus Portfolio+                          52,626,708          31,576
                                                                   -------------
Total Affiliated Partnership
   (Cost $52,627) ($ Thousands)                                           31,576
                                                                   -------------
Total Investments -- 99.6%
   (Cost $478,029) ($ Thousands)                                   $     349,455
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                          NUMBER OF                  UNREALIZED
        TYPE OF           CONTRACTS   EXPIRATION    DEPRECIATION
        CONTRACT            LONG         DATE      ($ THOUSANDS)
-----------------------   ---------   ----------   -------------
S&P 500 Composite Index      251       Dec-2008      $(14,986)
S&P 500 E-Mini                12       Dec-2008          (148)
                                                     --------
                                                     $(15,134)
                                                     ========

Percentages are based on a Net Assets of $350,970 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) Zero coupon security. The rate reported is the effective yield at time of purchase.

(B) All or a portion of this security has been pledged as collateral for open futures contracts.

ADR   -- American Depositary Receipt

Cl    -- Class

LIBOR -- London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Large Cap Disciplined Equity Fund
November 30, 2008

                                   (BAR CHART)

SECTOR WEIGHTINGS++:

Affiliated Partnerships      23.3%
Information Technology       10.4%
Energy                        9.7%
Health Care                   9.3%
Financials                    9.2%
Consumer Staples              9.1%
Industrials                   8.1%
Cash Equivalents              5.6%
Consumer Discretionary        5.2%
Telecommunication Services    2.8%
Utilities                     2.8%
U.S. Treasury Obligations     2.3%
Materials                     2.2%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 78.4%
CONSUMER DISCRETIONARY -- 5.9%
   Abercrombie & Fitch, Cl A                              11,600   $         224
   Aeropostale* (A)                                       21,700             328
   Amazon.com*                                            67,100           2,865
   American Eagle Outfitters                             154,700           1,485
   Apollo Group, Cl A* (A)                                53,600           4,119
   ArvinMeritor (A)                                       53,500             211
   AutoNation*                                            42,400             362
   Autozone*                                              20,000           2,184
   Bed Bath & Beyond*                                     49,400           1,002
   Best Buy (A)                                          302,666           6,268
   Big Lots* (A)                                         447,664           7,843
   Cablevision Systems, Cl A                              58,083             851
   Carnival                                              283,200           5,947
   CBS, Cl B (A)                                         342,440           2,281
   Centex                                                 93,900             860
   Charlotte Russe Holding*                               23,900             120
   Coach*                                                504,100           9,023
   Comcast, Cl A (A)                                   1,602,700          27,791
   Darden Restaurants                                     31,000             567
   DeVry                                                  58,500           3,362
   DIRECTV Group* (A)                                    657,900          14,480
   DISH Network, Cl A* (A)                                73,291             812
   DR Horton                                             152,500           1,048
   Family Dollar Stores                                   52,700           1,464
   Ford Motor* (A)                                     1,017,390           2,737
   Fortune Brands                                          7,500             283
   GameStop, Cl A*                                        29,400             642
   Gannett (A)                                           652,200           5,681
   Gap (A)                                               404,100           5,261
   General Motors                                        103,700             543
   Genuine Parts                                          20,900             818
   Goodyear Tire & Rubber*                               108,500             698
   Gymboree*                                             137,400           3,456
   H&R Block                                             631,341          12,077
   Harley-Davidson (A)                                    30,900             526
   Hasbro                                                136,800           3,666
   Home Depot                                            433,443          10,017
   International Game Technology                         101,200           1,084

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Interpublic Group*                                    263,200   $       1,076
   J.C. Penney (A)                                       309,600           5,879
   Jack in the Box* (A)                                   57,400           1,005
   Jackson Hewitt Tax Service                             26,800             345
   Jarden* (A)                                            76,500             955
   Johnson Controls                                      300,136           5,300
   Jones Apparel Group (A)                               304,000           1,560
   KB Home                                                49,500             576
   Kohl's*                                                91,000           2,972
   Leggett & Platt (A)                                   153,000           2,234
   Lennar, Cl A                                           26,700             190
   Limited Brands                                        105,700             984
   Liz Claiborne (A)                                     299,600             854
   Lowe's                                                 93,247           1,927
   Macy's                                                 21,000             156
   Mattel                                                100,900           1,380
   McDonald's                                            741,897          43,586
   McGraw-Hill (A)                                       149,603           3,740
   Meredith                                               11,000             178
   New York Times, Cl A                                   69,900             527
   News, Cl A                                          2,104,666          16,627
   Nike, Cl B                                             63,894           3,402
   Nordstrom                                             150,126           1,707
   Office Depot*                                          76,200             150
   Omnicom Group                                          10,500             297
   Polo Ralph Lauren, Cl A (A)                            75,300           3,253
   Pulte Homes                                           122,200           1,301
   RadioShack                                            119,200           1,174
   Rent-A-Center, Cl A*                                  108,800           1,786
   Royal Caribbean Cruises (A)                            55,400             522
   Scripps Networks Interactive, Cl A                    103,200           2,868
   Service International                                  57,700             336
   Sherwin-Williams                                       24,500           1,444
   Snap-On (A)                                           243,496           8,778
   Stanley Works                                          14,900             474
   Staples                                               136,600           2,371
   Starwood Hotels & Resorts Worldwide                    37,500             632
   Target                                                153,062           5,168
   Tiffany                                                65,800           1,302
   Time Warner                                         1,279,089          11,576
   TJX (A)                                               297,400           6,787
   Urban Outfitters* (A)                                  17,500             318
   VF                                                     88,000           4,602
   Viacom, Cl B* (A)                                     286,400           4,559
   Walt Disney (A)                                     1,111,147          25,023
   Weight Watchers International                           7,300             207
   Whirlpool                                               5,600             220
   Wyndham Worldwide                                     120,607             577
   Wynn Resorts*                                          10,900             434
   Yum! Brands (A)                                       158,100           4,259
                                                                   -------------
                                                                         330,564
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CONSUMER STAPLES -- 10.3%
   Altria Group                                        1,246,895   $      20,050
   Archer-Daniels-Midland (A)                            828,205          22,676
   Avon Products                                          78,600           1,659
   BJ's Wholesale Club* (A)                               23,876             854
   Brown-Forman, Cl B                                    205,137           9,003
   Bunge (A)                                              87,200           3,703
   Campbell Soup                                          15,800             506
   Clorox                                                 10,800             639
   Coca-Cola (A)                                       1,164,962          54,602
   Coca-Cola Enterprises                                 537,300           4,932
   Colgate-Palmolive                                     343,400          22,345
   ConAgra Foods                                         183,100           2,701
   Constellation Brands, Cl A*                            83,200           1,062
   Corn Products International                           167,444           4,588
   Costco Wholesale (A)                                  281,415          14,484
   CVS/Caremark                                          238,908           6,912
   Dean Foods* (A)                                       108,154           1,575
   Dr Pepper Snapple Group*                               41,400             668
   Estee Lauder, Cl A                                     83,772           2,337
   General Mills                                          37,000           2,337
   Hershey                                                23,800             857
   HJ Heinz                                               59,100           2,295
   Hormel Foods                                            1,781              47
   JM Smucker                                             22,300           1,012
   Kellogg                                                25,000           1,086
   Kimberly-Clark                                        249,894          14,441
   Kraft Foods, Cl A                                     227,603           6,193
   Kroger (A)                                            667,530          18,464
   Lorillard                                               4,200             254
   McCormick                                              63,200           1,881
   Molson Coors Brewing, Cl B (A)                        284,910          12,670
   Pepsi Bottling Group                                   20,700             374
   PepsiAmericas                                          54,000             905
   PepsiCo                                               705,321          39,992
   Philip Morris International (A)                     1,096,966          46,248
   Procter & Gamble                                    1,814,913         116,790
   Reynolds American                                     298,000          12,242
   Safeway (A)                                           437,200           9,531
   Sara Lee                                               41,900             385
   Supervalu                                             143,000           1,703
   Sysco                                                 618,572          14,506
   Tyson Foods, Cl A (A)                                 983,093           6,597
   UST                                                    53,987           3,711
   Walgreen                                              352,784           8,728
   Wal-Mart Stores (A)                                 1,494,745          83,526
                                                                   -------------
                                                                         582,071
                                                                   -------------
ENERGY -- 11.1%
   Alpha Natural Resources*                                1,623              36
   Anadarko Petroleum                                    194,900           8,001
   Apache                                                313,847          24,260
   Arch Coal                                             218,979           3,368

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Baker Hughes (A)                                      256,738   $       8,942
   BJ Services                                           137,900           1,653
   Cabot Oil & Gas                                        88,900           2,664
   Cameron International*                                 30,600             646
   Chesapeake Energy                                     130,200           2,237
   Chevron                                             1,217,431          96,189
   Complete Production Services*                         166,500           1,364
   ConocoPhillips                                        828,937          43,536
   Consol Energy                                          34,900           1,011
   Devon Energy                                          173,256          12,533
   El Paso                                               246,500           1,822
   ENSCO International (A)                               203,800           6,605
   EOG Resources                                         144,417          12,278
   Exxon Mobil (A)                                     2,710,030         217,209
   Foundation Coal Holdings                              115,923           1,654
   Halliburton                                           734,486          12,927
   Hess                                                  154,849           8,368
   Marathon Oil                                          801,854          20,993
   Massey Energy (A)                                      78,256           1,222
   Murphy Oil                                             81,200           3,577
   Nabors Industries*                                    152,800           2,215
   National Oilwell Varco*                               118,700           3,358
   Noble (A)                                             214,100           5,736
   Noble Energy                                           33,700           1,762
   Occidental Petroleum (A)                              544,198          29,463
   Oil States International*                              17,200             368
   Overseas Shipholding Group (A)                         50,400           1,868
   Patriot Coal* (A)                                      31,700             269
   Peabody Energy                                         64,400           1,509
   Pioneer Natural Resources (A)                         132,742           2,665
   Range Resources                                        56,100           2,326
   Rowan                                                  57,500             998
   Schlumberger                                          724,273          36,750
   SEACOR Holdings* (A)                                   10,400             688
   Smith International                                    94,800           2,772
   Southwestern Energy* (A)                              444,734          15,286
   Spectra Energy                                         67,300           1,094
   Sunoco (A)                                             83,200           3,306
   Superior Energy Services*                              26,300             443
   Transocean*                                            58,243           3,895
   Unit*                                                  26,700             766
   Valero Energy                                         359,000           6,588
   Weatherford International*                            172,100           2,198
   Willbros Group*                                        31,100             257
   Williams                                               14,200             230
   XTO Energy                                             81,825           3,129
                                                                   -------------
                                                                         623,034
                                                                   -------------
FINANCIALS -- 10.5%
   Aflac                                                 220,100          10,191
   Allied World Assurance Holdings                        12,900             456
   Allstate                                              402,147          10,231
   American Express                                      574,381          13,389

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   American Financial Group                              142,400   $       2,918
   American International Group                          327,014             657
   Ameriprise Financial                                  105,136           1,941
   AON                                                   165,792           7,510
   Apartment Investment &
      Management, Cl A+++                                124,881           1,432
   Aspen Insurance Holdings                               38,800             715
   Associated Banc (A)                                    46,054           1,001
   Assurant                                              124,000           2,699
   Axis Capital Holdings                                  23,000             582
   Bank of America (A)                                 3,369,409          54,753
   Bank of New York Mellon                               604,987          18,277
   BB&T                                                   39,200           1,175
   BlackRock, Cl A (A)                                    15,144           1,904
   BOK Financial                                          14,635             679
   Boston Properties+++ (A)                              169,852           9,070
   Brandywine Realty Trust+++                            270,000           1,328
   Brown & Brown (A)                                      64,508           1,284
   Capital One Financial (A)                              25,500             877
   CapitalSource+++ (A)                                  253,800           1,322
   CB Richard Ellis Group, Cl A*                         187,900             857
   CBL & Associates Properties+++ (A)                    254,000           1,034
   Charles Schwab                                        877,481          16,084
   Chubb                                                 105,664           5,427
   Cincinnati Financial                                    8,700             254
   CIT Group                                             247,100             825
   Citigroup (A)                                       3,410,025          28,269
   CME Group, Cl A                                        34,415           7,294
   CNA Financial (A)                                      10,600             146
   Comerica                                               12,800             289
   Discover Financial Services                           281,700           2,882
   Endurance Specialty Holdings (A)                       48,800           1,314
   Equity Residential+++                                  50,100           1,524
   Federated Investors, Cl B                               6,400             127
   Fifth Third Bancorp                                    28,100             269
   First Horizon National                                 34,600             370
   First Industrial Realty Trust+++ (A)                   65,300             565
   First Midwest Bancorp (A)                              68,000           1,252
   Franklin Resources                                     21,709           1,319
   Goldman Sachs Group                                   332,828          26,290
   Hartford Financial Services Group                     267,364           2,259
   HCP+++                                                171,300           3,541
   Hospitality Properties Trust+++ (A)                    17,200             197
   Hudson City Bancorp                                   772,119          12,902
   Huntington Bancshares (A)                             474,300           3,794
   Invesco                                                38,700             486
   IPC Holdings                                            9,400             263
   Janus Capital Group                                    66,570             542
   JPMorgan Chase                                      2,198,259          69,597
   Keycorp                                                27,500             258
   Leucadia National                                     179,300           3,505
   Lexington Realty Trust+++ (A)                          35,600             173
   Lincoln National                                       34,200             470

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Loews                                                 509,711   $      13,961
   M&T Bank                                               10,500             675
   Marsh & McLennan                                      143,000           3,647
   MBIA (A)                                              342,400           2,003
   Merrill Lynch                                         448,463           5,929
   MetLife                                               542,193          15,593
   Montpelier Re Holdings (A)                             61,300             844
   Moody's                                                46,500           1,010
   Morgan Stanley (A)                                    899,316          13,265
   NASDAQ OMX Group*                                     256,334           5,511
   Northern Trust                                         85,124           3,906
   NYSE Euronext                                          98,393           2,343
   Pacific Capital Bancorp (A)                            11,800             186
   Pennsylvania Real Estate
      Investment Trust+++ (A)                             95,900             432
   People's United Financial                              66,200           1,263
   Platinum Underwriters Holdings (A)                    138,200           4,247
   Plum Creek Timber+++                                   90,360           3,216
   PNC Financial Services Group                           40,600           2,142
   Principal Financial Group                               9,000             124
   Progressive                                            84,100           1,263
   Prologis+++                                            15,900              61
   Prudential Financial                                  465,900          10,110
   Public Storage+++ (A)                                 162,484          11,356
   Rayonier+++ (A)                                       167,738           5,602
   Regions Financial (A)                                 677,300           6,902
   Simon Property Group+++                                25,681           1,220
   SLM* (A)                                              117,600           1,083
   State Street (A)                                      135,200           5,693
   Sterling Financial (A)                                 96,300             512
   Sunstone Hotel Investors+++                           178,400             851
   SunTrust Banks                                        209,900           6,660
   T. Rowe Price Group                                    79,428           2,717
   TFS Financial (A)                                      87,132           1,118
   Torchmark                                              38,200           1,381
   Travelers                                             596,067          26,018
   Unum Group                                             79,900           1,191
   US Bancorp (A)                                        888,025          23,959
   Vornado Realty Trust+++                                 3,700             198
   Wachovia (A)                                          811,675           4,561
   Washington Federal (A)                                 48,500             819
   Webster Financial (A)                                  76,200           1,143
   Wells Fargo (A)                                     1,959,492          56,610
   XL Capital, Cl A (A)                                  246,300           1,239
   Zions Bancorporation                                   19,200             612
                                                                   -------------
                                                                         591,945
                                                                   -------------
HEALTH CARE -- 10.6%
   Abbott Laboratories                                   424,381          22,233
   Aetna                                                 244,842           5,342
   Alkermes*                                              36,200             267
   Allergan                                               38,500           1,451

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   American Medical Systems
      Holdings* (A)                                       54,100   $         476
   AmerisourceBergen                                     307,011           9,625
   Amgen* (A)                                            718,965          39,931
   Barr Pharmaceuticals*                                   9,400             615
   Baxter International                                  548,342          29,007
   Becton Dickinson                                      153,100           9,727
   Biogen Idec* (A)                                      187,500           7,933
   Boston Scientific*                                    787,400           4,858
   Bristol-Myers Squibb                                1,490,552          30,854
   C.R. Bard                                              33,600           2,756
   Cardinal Health                                       288,516           9,382
   Celgene*                                              114,500           5,965
   Cephalon* (A)                                          23,500           1,727
   Cigna                                                 409,775           4,962
   Coventry Health Care*                                  65,600             818
   Covidien                                              274,442          10,113
   Cubist Pharmaceuticals* (A)                            28,200             693
   Dentsply International                                 27,500             717
   Dionex*                                                 9,400             482
   Eli Lilly (A)                                         493,972          16,869
   Express Scripts*                                      266,700          15,338
   Forest Laboratories*                                  150,300           3,634
   Genentech* (A)                                        114,059           8,737
   Genzyme*                                              118,909           7,613
   Gilead Sciences*                                      292,963          13,122
   Health Management Associates,
      Cl A*                                               71,805             105
   HLTH* (A)                                              69,507             651
   Hospira*                                               40,800           1,225
   Humana* (A)                                           454,774          13,748
   IMS Health                                             52,100             685
   Intuitive Surgical*                                     2,100             279
   Johnson & Johnson (A)                               1,492,227          87,415
   King Pharmaceuticals* (A)                             581,000           5,583
   Laboratory Corp of America
      Holdings*                                           37,100           2,351
   Life Technologies*                                     56,924           1,486
   McKesson                                              306,386          10,705
   Medco Health Solutions*                               328,748          13,807
   Medicines*                                              8,000             103
   Medtronic                                             530,349          16,186
   Merck                                               1,274,694          34,060
   Millipore*                                              6,200             314
   Mylan Laboratories*                                    36,400             343
   Patterson*                                             13,900             262
   PerkinElmer                                            74,237           1,341
   Pfizer (A)                                          4,347,689          71,433
   Quest Diagnostics                                      52,000           2,422
   Schering-Plough                                       430,200           7,232
   Sepracor* (A)                                          67,804             797
   St. Jude Medical*                                      76,600           2,147
   Stryker                                               244,109           9,501
   Tenet Healthcare*                                     167,500             203

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Thermo Fisher Scientific*                             115,600   $       4,125
   UnitedHealth Group                                    211,522           4,444
   Varian Medical Systems*                                62,800           2,535
   Viropharma* (A)                                        14,900             168
   Warner Chilcott, Cl A* (A)                             43,900             582
   Waters*                                                20,800             857
   Watson Pharmaceuticals*                                18,700             444
   WellPoint*                                            202,196           7,198
   Wyeth                                                 621,187          22,369
   Zimmer Holdings*                                       73,923           2,759
                                                                   -------------
                                                                         595,112
                                                                   -------------
INDUSTRIALS -- 9.2%
   3M (A)                                                167,744          11,227
   Acuity Brands (A)                                      18,800             507
   Aecom Technology* (A)                                  47,863           1,268
   AGCO* (A)                                             209,213           5,151
   Allied Waste Industries*                              272,542           2,927
   Avery Dennison                                          9,100             283
   Boeing (A)                                            736,987          31,418
   Bucyrus International, Cl A (A)                        90,300           1,764
   Burlington Northern Santa Fe (A)                      182,500          13,981
   C.H. Robinson Worldwide (A)                           198,780          10,154
   Caterpillar (A)                                       273,928          11,228
   Cintas                                                 18,800             452
   Cooper Industries, Cl A                                 9,200             222
   CSX                                                   250,468           9,328
   Cummins                                               569,402          14,565
   Danaher                                                26,200           1,458
   Deere (A)                                             185,100           6,443
   Delta Air Lines* (A)                                   46,250             407
   Deluxe                                                 20,300             214
   Dover                                                  60,000           1,790
   Eaton                                                  11,900             551
   Emerson Electric                                      478,430          17,171
   EnPro Industries* (A)                                  10,600             198
   Equifax                                                40,900           1,041
   Expeditors International Washington                   122,383           4,091
   Fastenal                                               21,200             816
   FedEx                                                 207,838          14,684
   Flowserve                                              62,018           3,121
   Fluor (A)                                             357,929          16,300
   General Dynamics                                      394,675          20,393
   General Electric                                    4,869,474          83,609
   GeoEye*                                                34,900             698
   Goodrich                                               14,800             498
   Harsco                                                118,710           2,986
   Honeywell International                               547,953          15,266
   II-VI* (A)                                              6,900             139
   Illinois Tool Works                                    28,500             972
   Ingersoll-Rand, Cl A                                   44,670             700
   ITT                                                    14,900             624
   Jacobs Engineering Group*                             245,155          10,976
   KBR                                                   306,421           4,219

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   L-3 Communications Holdings                            15,900   $       1,068
   Lockheed Martin                                       354,248          27,316
   NCI Building Systems* (A)                              12,200             186
   Norfolk Southern                                      216,300          10,700
   Northrop Grumman                                      270,376          11,072
   Paccar                                                172,569           4,810
   Pacer International                                    93,900             910
   Pall                                                   34,200             941
   Parker Hannifin                                        56,600           2,325
   Precision Castparts                                    93,789           5,881
   Quanta Services*                                      271,352           4,412
   Raytheon (A)                                          435,354          21,245
   Robert Half International                              19,600             409
   Rockwell Automation                                     3,700             115
   Rockwell Collins                                      107,199           3,653
   Ryder System                                          179,500           6,446
   Southwest Airlines                                    773,052           6,687
   SPX                                                    48,203           1,799
   Stericycle*                                            15,400             882
   Textron                                                58,800             896
   Timken                                                 87,675           1,272
   Titan International (A)                               158,400           1,511
   Tyco International                                    776,672          16,232
   Union Pacific (A)                                     426,306          21,332
   United Parcel Service, Cl B (A)                       258,621          14,897
   United Rentals* (A)                                    52,700             425
   United Technologies                                   418,652          20,317
   URS*                                                   30,344           1,152
   UTi Worldwide                                          19,252             206
   Waste Management                                       43,600           1,273
   WESCO International* (A)                               59,200             876
   WW Grainger                                            19,200           1,355
                                                                   -------------
                                                                         516,441
                                                                   -------------
INFORMATION TECHNOLOGY -- 11.9%
   Accenture, Cl A                                       476,702          14,768
   Adobe Systems* (A)                                    270,700           6,269
   Advanced Micro Devices*                                42,500             100
   Affiliated Computer Services, Cl A*                    83,900           3,394
   Akamai Technologies*                                  117,400           1,441
   Altera                                                100,000           1,471
   Amdocs*                                               132,166           2,483
   Amphenol, Cl A                                         60,703           1,410
   Analog Devices                                        175,700           3,005
   Apple* (A)                                            350,243          32,457
   Applied Materials                                     123,000           1,178
   Automatic Data Processing                             210,053           8,625
   Avocent*                                               43,500             818
   AVX (A)                                                33,402             292
   BMC Software*                                          99,600           2,486
   Broadcom, Cl A* (A)                                   528,800           8,096
   Ciena*                                                 18,400             136
   Cisco Systems*                                      2,930,978          48,478

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Citrix Systems*                                         7,900   $         211
   Cognizant Technology Solutions, Cl A*                  45,100             866
   Computer Sciences*                                     88,329           2,461
   Compuware*                                            119,700             760
   Convergys*                                            140,700             885
   Corning                                             1,266,771          11,414
   Daktronics (A)                                         59,900             546
   Dell*                                               1,631,298          18,222
   Earthlink* (A)                                        204,400           1,361
   eBay*                                                 857,478          11,259
   Electronic Arts*                                      198,713           3,788
   EMC* (A)                                              624,361           6,600
   Fidelity National Information Services                 13,900             239
   Fiserv*                                                35,200           1,202
   Google, Cl A* (A)                                     132,024          38,678
   Harris                                                 12,100             422
   Hewlett-Packard (A)                                 1,996,962          70,453
   IAC*                                                   23,150             342
   Ingram Micro, Cl A*                                    56,362             607
   Integrated Device Technology*                          14,800              77
   Intel (A)                                           2,536,718          35,007
   International Business Machines (A)                   705,586          57,576
   Intuit*                                                87,100           1,930
   Jabil Circuit                                          32,900             216
   JDS Uniphase*                                          72,500             197
   Juniper Networks*                                      19,900             346
   Lender Processing Services (A)                         38,744             854
   Lexmark International, Cl A*                          112,700           2,950
   Linear Technology                                      91,500           1,825
   LSI* (A)                                              442,300           1,185
   Mastercard, Cl A (A)                                   70,900          10,302
   MEMC Electronic Materials* (A)                        342,556           5,145
   Microchip Technology                                  147,200           2,723
   Microsoft (A)                                       4,520,347          91,402
   Molex (A)                                             252,656           3,436
   Motorola                                            1,159,341           4,997
   National Semiconductor                                276,400           3,040
   NCR*                                                   90,275           1,370
   NetApp*                                                74,100           1,000
   Novellus Systems*                                      41,800             518
   Nvidia*                                               237,350           1,773
   Oracle* (A)                                         1,336,558          21,505
   QLogic*                                               196,600           2,088
   Qualcomm                                            1,164,457          39,091
   Salesforce.com*                                        20,600             590
   SanDisk*                                               45,800             366
   Silicon Laboratories* (A)                             147,900           3,100
   Sohu.com* (A)                                          87,958           4,269
   Symantec* (A)                                         854,800          10,283
   Synaptics* (A)                                         37,100             815
   Teradata*                                               6,400              86
   Teradyne*                                             135,300             513
   Texas Instruments                                     928,038          14,450

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Total System Services                                  29,700   $         424
   Tyco Electronics                                      896,864          14,780
   Valueclick*                                           123,000             759
   VeriSign*                                              91,300           1,971
   Volterra Semiconductor* (A)                            82,500             617
   Western Digital*                                       45,100             550
   Western Union                                         617,656           8,196
   Xerox                                                 679,500           4,750
   Xilinx                                                123,600           2,022
   Yahoo!*                                               124,481           1,433
                                                                   -------------
                                                                         667,750
                                                                   -------------
MATERIALS -- 2.5%
   Air Products & Chemicals                              111,900           5,344
   Airgas                                                 11,200             400
   AK Steel Holding (A)                                  341,212           2,689
   Alcoa                                                 125,300           1,348
   Allegheny Technologies                                 83,300           1,912
   Ashland                                                 9,890              94
   Ball                                                   46,700           1,702
   Bemis                                                  16,100             435
   Celanese, Cl A                                         23,000             266
   Century Aluminum* (A)                                 113,800             927
   CF Industries Holdings (A)                             99,460           5,235
   Cliffs Natural Resources                               29,000             689
   Crown Holdings*                                        46,581             748
   Dow Chemical                                          344,800           6,396
   E.I. Du Pont de Nemours                               594,062          14,887
   Eastman Chemical                                       30,900           1,017
   Ecolab                                                100,200           3,847
   FMC                                                    30,065           1,314
   Freeport-McMoRan Copper & Gold, Cl B                  138,633           3,326
   Greif, Cl A                                            27,800             922
   Headwaters* (A)                                        51,100             290
   International Flavors & Fragrances                     25,400             776
   International Paper                                    16,800             209
   Intrepid Potash* (A)                                   39,400             756
   Monsanto                                              175,146          13,872
   Mosaic                                                353,331          10,724
   Nalco Holding (A)                                     514,256           5,868
   Newmont Mining (A)                                    485,084          16,323
   Nucor                                                  97,400           3,475
   OM Group* (A)                                          51,700           1,020
   Pactiv*                                                16,900             422
   PPG Industries                                         10,100             444
   Praxair                                                56,600           3,342
   Rock-Tenn, Cl A                                        18,900             638
   Rohm & Haas                                             3,483             238
   Sealed Air                                            177,600           2,811
   Sigma-Aldrich                                         112,300           4,841
   Terra Industries (A)                                  572,836           8,426

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   United States Steel (A)                               311,700   $       9,476
   Vulcan Materials                                       21,000           1,260
                                                                   -------------
                                                                         138,709
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.2%
   American Tower, Cl A*                                  52,900           1,441
   AT&T (A)                                            3,845,133         109,817
   NII Holdings*                                         120,414           2,341
   Sprint Nextel                                          25,759              72
   Telephone & Data Systems                               48,506           1,574
   US Cellular*                                           84,586           3,335
   Verizon Communications                              1,610,722          52,590
   Windstream                                            744,513           6,596
                                                                   -------------
                                                                         177,766
                                                                   -------------
UTILITIES -- 3.2%
   AES* (A)                                              519,900           3,998
   Allegheny Energy                                      159,959           5,639
   Alliant Energy                                         75,502           2,406
   Ameren                                                 24,600             875
   American Electric Power                               300,900           9,415
   Aqua America (A)                                       87,329           1,894
   Atmos Energy                                            3,528              88
   Calpine* (A)                                          449,661           4,029
   Centerpoint Energy                                    252,180           3,261
   Consolidated Edison                                     2,000              81
   Constellation Energy Group                             59,900           1,465
   Dominion Resources (A)                                279,151          10,278
   DPL (A)                                                45,500             947
   Duke Energy (A)                                       422,700           6,577
   Dynegy, Cl A* (A)                                     192,269             429
   Edison International                                  404,655          13,515
   Entergy                                               114,000           9,701
   Exelon                                                377,758          21,234
   FirstEnergy                                           220,226          12,901
   FPL Group                                             102,300           4,988
   Integrys Energy Group                                   8,100             358
   MDU Resources Group                                    63,865           1,298
   Nicor (A)                                              51,336           2,094
   NiSource                                              359,500           4,332
   NV Energy (A)                                         207,600           1,968
   Oneok                                                  50,700           1,488
   Pepco Holdings                                         29,100             524
   PG&E (A)                                              312,567          11,890
   Pinnacle West Capital                                  39,400           1,198
   PPL                                                   267,100           9,052
   Progress Energy                                        10,500             417
   Public Service Enterprise Group                       325,100          10,046
   Questar                                                90,100           2,900
   Reliant Energy* (A)                                   527,336           3,027
   Sempra Energy                                          87,781           4,097

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Southern                                              100,600   $       3,654
   TECO Energy                                           247,451           3,217
   UGI                                                    69,707           1,628
   Wisconsin Energy                                       21,900             952
   Xcel Energy                                           126,700           2,383
                                                                   -------------
                                                                         180,244
                                                                   -------------
Total Common Stock
   (Cost $5,566,918) ($ Thousands)                                     4,403,636
                                                                   -------------
U.S. TREASURY OBLIGATIONS (B) (C) -- 2.6%
   U.S. Treasury Bills
      1.492%, 12/04/08                             $       4,845           4,845
      0.774%, 07/30/09                                       800             796
      0.030%, 12/18/08                                     2,225           2,225
      0.010%, 02/12/09                                   141,930         141,916
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $149,792) ($ Thousands)                                         149,782
                                                                   -------------
CASH EQUIVALENTS -- 6.4%
   First Union Cash Management
      Program, 0.860%**                                4,589,325           4,589
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.620%**+                                352,327,501         352,328
                                                                   -------------
Total Cash Equivalents
   (Cost $356,917) ($ Thousands)                                         356,917
                                                                   -------------
AFFILIATED PARTNERSHIPS -- 26.5%
   SEI LIBOR Plus Portfolio+                         109,827,504         658,965
   SEI Liquidity Fund, L.P.,
      1.630%**+ (D)                                  841,399,367         830,869
                                                                   -------------
Total Affiliated Partnerships
   (Cost $1,939,674) ($ Thousands)                                     1,489,834
                                                                   -------------
Total Investments -- 113.9%
   (Cost $8,013,301) ($ Thousands)                                 $   6,400,169
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
        TYPE OF             CONTRACTS    EXPIRATION   (DEPRECIATION)
        CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
3 Months Euribor                 5        Mar-2009      $       1
90-Day Euro$                     6        Mar-2009              1
90-Day Sterling                 21        Mar-2009             (3)
Amsterdam Index                 (1)       Dec-2008             (5)
Australian 10-Year Bond         65        Dec-2008             19
CAC40 10 Euro                   (2)       Dec-2008             (7)
Canadian 10-Year Bond           51        Mar-2009             63
Euro-Bund                      (41)       Dec-2008            (21)
FTSE Index                      (1)       Dec-2008             11
Japan 10-Year Bond               4        Dec-2008             11

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
        TYPE OF             CONTRACTS    EXPIRATION   (DEPRECIATION)
        CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
Long Gilt 10-Year Bond          (1)       Mar-2009      $      --
S&P 500 Composite Index      5,594        Dec-2008       (273,525)
S&P 500 E-Mini                  (4)       Dec-2008             72
SPI 200 Index                   (2)       Dec-2008             26
Topix Index                     (1)       Dec-2008             36
U.S. 10-Year Note              (74)       Mar-2009            (73)
                                                        ---------
                                                        $(273,394)
                                                        =========

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008 is as follows:

                                         UNREALIZED
           CURRENCY TO   CURRENCY TO    APPRECIATION
MATURITY     DELIVER       RECEIVE     (DEPRECIATION)
  DATE     (THOUSANDS)   (THOUSANDS)    ($ THOUSANDS)
--------   -----------   -----------   --------------
12/17/08   AUD      50   USD      40       $   7
12/17/08   CAD   5,500   USD   4,474          41
12/17/08   CHF  10,875   USD   9,719         754
12/17/08   EUR   4,125   USD   5,598         366
12/17/08   GBP   3,313   USD   5,831         749
12/17/08   JPY 342,500   USD   3,496        (103)
12/17/08   NOK     500   USD      86          14
12/17/08   NZD   1,425   USD     949         170
12/17/08   SEK   4,000   USD     606         112
12/17/08   USD     536   AUD     650        (113)
12/17/08   USD   3,187   CAD   3,400        (447)
12/17/08   USD   9,271   CHF  10,375        (718)
12/17/08   USD   3,037   EUR   2,125        (342)
12/17/08   USD   3,411   GBP   1,938        (438)
12/17/08   USD   5,329   JPY 530,000         242
12/17/08   USD   1,519   NOK   8,500        (307)
12/17/08   USD     691   NZD   1,025        (131)
12/17/08   USD     605   SEK   4,000        (111)
                                           -----
                                           $(255)
                                           =====

Percentages are based on a Net Assets of $5,618,398 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $819,640 ($ Thousands).

(B) Zero coupon security. The rate reported is the effective yield at time of purchase.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $830,869 ($ Thousands).

AUD   -- Australian Dollar

CAD   -- Canadian Dollar

CHF   -- Swiss Franc

Cl    -- Class

EUR   -- Euro

GBP   -- British Pound Sterling

JPY   -- Japanese Yen

LIBOR -- London Interbank Offered Rate

L.P.  -- Limited Partnership

NOK   -- Norwegian Krone

NZD   -- New Zealand Dollar

SEK   -- Swedish Krone

USD   -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                  (BAR CHART)

Affiliated Partnership       14.3%
Information Technology       13.0%
Financials                   11.7%
Health Care                  11.7%
Energy                       11.6%
Consumer Staples             10.4%
Industrials                   9.4%
Consumer Discretionary        7.2%
Utilities                     3.9%
Telecommunication Services    3.1%
Materials                     2.8%
Cash Equivalents              0.8%
U.S. Treasury Obligations     0.1%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------

COMMON STOCK -- 99.0%
CONSUMER DISCRETIONARY -- 8.4%
   Abercrombie & Fitch, Cl A                               3,602   $          70
   Advance Auto Parts                                      3,808             116
   Amazon.com* (A)                                        11,989             512
   American Eagle Outfitters                               7,171              69
   AnnTaylor Stores*                                       1,847               8
   Apollo Group, Cl A*                                     4,864             374
   Ascent Media, Cl A* (A)                                   362               7
   Autoliv                                                 2,118              40
   AutoNation* (A)                                         4,132              35
   Autozone*                                               1,507             165
   Barnes & Noble                                          1,238              19
   Bed Bath & Beyond*                                     10,015             203
   Best Buy (A)                                           12,847             266
   Big Lots*                                               2,200              39
   Black & Decker                                          2,468             105
   BorgWarner                                              4,682             111
   Boyd Gaming                                             1,651               7
   Brinker International                                   2,683              18
   Brink's Home Security Holdings*                         1,300              26
   Burger King Holdings                                    2,700              58
   Cablevision Systems, Cl A                               8,742             128
   Career Education* (A)                                   3,759              69
   Carmax* (A)                                             7,260              55
   Carnival                                               16,700             351
   CBS, Cl B (A)                                          23,169             154
   Centex                                                  3,256              30
   Central European Media Enterprises,Cl A*                1,000              15
   Chipotle Mexican Grill, Cl A* (A)                       1,100              55
   Choice Hotels International                               884              22
   Clear Channel Outdoor Holdings, Cl A*                     700               5
   Coach*                                                 13,167             236
   Comcast, Cl A                                         105,625           1,832
   CTC Media*                                              1,100               5
   Darden Restaurants                                      5,622             103
   DeVry                                                   2,400             138
   Dick's Sporting Goods*                                  2,958              37
   DIRECTV Group* (A)                                     22,658             499

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Discovery Communications, Cl C*                        11,021   $         167
   DISH Network, Cl A* (A)                                 6,562              73
   Dollar Tree* (A)                                        3,553             150
   DR Horton (A)                                          10,268              70
   DreamWorks Animation SKG, Cl A*                         2,634              61
   Eastman Kodak (A)                                       9,167              69
   EW Scripps, Cl A (A)                                      757               2
   Expedia*                                                6,834              57
   Family Dollar Stores (A)                                5,462             152
   Foot Locker                                             4,469              30
   Ford Motor* (A)                                        84,384             227
   Fortune Brands (A)                                      5,920             224
   GameStop, Cl A*                                         6,400             140
   Gannett (A)                                             9,359              82
   Gap                                                    18,759             244
   Garmin (A)                                              4,100              70
   General Motors (A)                                     15,281              80
   Gentex (A)                                              3,932              34
   Genuine Parts                                           6,271             245
   Goodyear Tire & Rubber*                                 7,752              50
   Guess?                                                  1,800              24
   H&R Block                                              12,525             240
   Hanesbrands*                                            2,643              34
   Harley-Davidson                                         9,303             158
   Harman International Industries                         1,568              24
   Hasbro                                                  4,867             131
   Hearst-Argyle Television, Cl A                            863               7
   Hillenbrand                                             1,724              27
   Home Depot                                             63,715           1,472
   HSN*                                                      932               3
   International Game Technology                          12,243             131
   International Speedway, Cl A                              912              24
   Interpublic Group*                                     15,275              62
   Interval Leisure Group*                                   932               5
   ITT Educational Services* (A)                           1,521             137
   J.C. Penney                                             8,651             164
   Jarden*                                                 2,000              25
   John Wiley & Sons, Cl A                                 1,242              45
   Johnson Controls                                       22,645             400
   Jones Apparel Group (A)                                 2,953              15
   KB Home (A)                                             2,080              24
   Kohl's* (A)                                            11,819             386
   Lamar Advertising, Cl A* (A)                            2,140              32
   Las Vegas Sands* (A)                                    2,893              15
   Leggett & Platt (A)                                     4,919              72
   Lennar, Cl A (A)                                        3,530              25
   Liberty Global, Cl A* (A)                              12,771             185
   Liberty Media-Capital, Ser A*                           3,492              12
   Liberty Media-Entertainment, Cl A*                     19,968             237
   Liberty Media-Interactive, Cl A* (A)                   18,247              48
   Limited Brands                                         11,457             107
   Liz Claiborne (A)                                       2,661               7
   LKQ*                                                    4,100              43

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Lowe's                                                 55,110   $       1,139
   Macy's                                                 16,730             124
   Marriott International, Cl A                           11,450             192
   Mattel                                                 14,042             192
   McDonald's (A)                                         42,680           2,507
   McGraw-Hill                                            12,339             308
   MDC Holdings (A)                                          816              25
   Meredith (A)                                            1,358              22
   MGM Mirage* (A)                                         3,939              47
   Mohawk Industries* (A)                                  1,766              54
   Morningstar* (A)                                          500              16
   New York Times, Cl A (A)                                4,824              36
   Newell Rubbermaid                                      10,965             146
   News, Cl A                                             87,785             693
   Nike, Cl B                                             13,348             711
   Nordstrom (A)                                           7,412              84
   NVR* (A)                                                  124              54
   Office Depot*                                           6,889              14
   OfficeMax                                               1,974              11
   Omnicom Group                                          12,244             346
   O'Reilly Automotive*                                    5,340             139
   Orient-Express Hotels, Cl A                             1,000               7
   Panera Bread, Cl A* (A)                                   762              34
   Penn National Gaming*                                   2,089              44
   Penske Auto Group (A)                                   1,200               9
   PetSmart                                                4,073              71
   Phillips-Van Heusen                                     1,400              24
   Polo Ralph Lauren, Cl A (A)                             1,780              77
   priceline.com* (A)                                      1,500             104
   Pulte Homes                                             8,618              92
   RadioShack (A)                                          3,871              38
   Regal Entertainment Group, Cl A                         1,988              18
   Ross Stores                                             5,271             140
   Royal Caribbean Cruises (A)                             4,600              43
   Saks*                                                   3,306              14
   Scientific Games, Cl A* (A)                             2,366              36
   Scripps Networks Interactive, Cl A                      2,872              80
   Sears Holdings* (A)                                     2,428              88
   Service International                                   8,794              51
   Sherwin-Williams                                        3,837             226
   Signet Jewelers                                         2,600              20
   Sirius XM Radio* (A)                                   80,402              17
   Snap-On                                                 1,891              68
   Stanley Works                                           2,509              80
   Staples                                                26,764             465
   Starbucks*                                             28,006             250
   Starwood Hotels & Resorts Worldwide                     7,384             125
   Strayer Education                                         600             144
   Target (A)                                             29,785           1,006
   Thor Industries (A)                                     1,000              16
   Ticketmaster Entertainment*                               932               4
   Tiffany                                                 4,025              80
   Tim Hortons                                             7,186             179

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------

   Time Warner                                           135,037   $       1,222
   Time Warner Cable, Cl A* (A)                            6,200             126
   TJX (A)                                                16,254             371
   Toll Brothers* (A)                                      4,151              83
   TRW Automotive Holdings*                                  993               4
   Urban Outfitters* (A)                                   3,720              68
   VF                                                      3,417             179
   Viacom, Cl B*                                          21,469             342
   Virgin Media (A)                                        9,820              46
   WABCO Holdings                                          2,224              33
   Walt Disney                                            71,784           1,617
   Warner Music Group                                        662               2
   Washington Post, Cl B                                     257             102
   Weight Watchers International                             962              27
   Whirlpool (A)                                           2,987             118
   Williams-Sonoma (A)                                     3,362              23
   Wyndham Worldwide                                       5,868              28
   Wynn Resorts* (A)                                       2,296              91
   Yum! Brands                                            18,048             486
                                                                   -------------
                                                                          28,008
                                                                   -------------
CONSUMER STAPLES -- 12.1%
   Alberto-Culver, Cl B                                    2,887              62
   Altria Group                                           78,968           1,270
   Archer-Daniels-Midland                                 24,379             667
   Avon Products                                          16,306             344
   Bare Escentuals* (A)                                    2,500              12
   BJ's Wholesale Club* (A)                                1,872              67
   Brown-Forman, Cl B                                      4,018             176
   Bunge (A)                                               4,700             200
   Campbell Soup                                           8,378             268
   Central European Distribution*                          1,300              31
   Church & Dwight                                         2,632             156
   Clorox                                                  5,303             314
   Coca-Cola                                              87,320           4,093
   Coca-Cola Enterprises                                  12,715             117
   Colgate-Palmolive                                      19,175           1,248
   ConAgra Foods                                          17,486             258
   Constellation Brands, Cl A*                             7,431              95
   Corn Products International                             3,000              82
   Costco Wholesale (A)                                   16,381             843
   CVS/Caremark                                           53,852           1,558
   Dean Foods*                                             4,087              59
   Del Monte Foods                                         5,258              31
   Dr Pepper Snapple Group*                                9,900             160
   Energizer Holdings*                                     1,841              80
   Estee Lauder, Cl A                                      3,954             110
   General Mills                                          12,696             802
   Hansen Natural* (A)                                     2,900              86
   Herbalife                                               1,800              32
   Hershey                                                 5,998             216
   HJ Heinz                                               12,037             468

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hormel Foods                                            2,339   $          62
   JM Smucker                                              4,611             209
   Kellogg                                                 9,503             413
   Kimberly-Clark                                         15,818             914
   Kraft Foods, Cl A                                      55,415           1,508
   Kroger (A)                                             24,973             691
   Lorillard                                               6,650             402
   McCormick (A)                                           4,393             131
   Molson Coors Brewing, Cl B                              4,462             199
   NBTY*                                                   1,800              26
   Pepsi Bottling Group                                    4,382              79
   PepsiAmericas                                           1,494              25
   PepsiCo                                                59,637           3,381
   Philip Morris International                            79,268           3,342
   Procter & Gamble                                      113,174           7,283
   Reynolds American                                       6,610             271
   Rite Aid* (A)                                          19,101              10
   Safeway                                                16,720             364
   Sara Lee                                               27,251             250
   Smithfield Foods* (A)                                   3,975              27
   Supervalu                                               8,589             102
   Sysco                                                  22,848             536
   Tyson Foods, Cl A                                       9,065              61
   UST                                                     5,669             390
   Walgreen                                               37,425             926
   Wal-Mart Stores                                        84,279           4,710
   Whole Foods Market (A)                                  3,952              42
                                                                   -------------
                                                                          40,259
                                                                   -------------
ENERGY -- 13.6%
   Alpha Natural Resources*                                2,100              47
   Anadarko Petroleum                                     17,740             728
   Apache                                                 12,559             971
   Arch Coal                                               4,612              71
   Atwood Oceanics*                                        1,900              34
   Baker Hughes                                           11,701             408
   BJ Services                                            11,588             139
   Cabot Oil & Gas                                         4,100             123
   Cameron International* (A)                              8,444             178
   Chesapeake Energy (A)                                  21,966             377
   Chevron                                                77,702           6,139
   Cimarex Energy                                          2,700              77
   CNX Gas*                                                  800              25
   ConocoPhillips                                         57,976           3,045
   Consol Energy                                           7,044             204
   Continental Resources*                                  1,000              20
   Denbury Resources*                                      9,848              94
   Devon Energy                                           16,813           1,216
   Diamond Offshore Drilling (A)                           2,709             200
   Dresser-Rand Group*                                     2,734              46
   El Paso                                                27,203             201
   Encore Acquisition*                                     1,800              48
   ENSCO International                                     5,623             182

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   EOG Resources                                           9,345   $         795
   Exterran Holdings* (A)                                  2,200              39
   Exxon Mobil (A)                                       198,312          15,895
   FMC Technologies* (A)                                   5,060             139
   Forest Oil*                                             2,814              49
   Foundation Coal Holdings                                1,300              19
   Frontier Oil                                            3,000              36
   Frontline (A)                                           1,500              44
   Global Industries* (A)                                  2,500               7
   Halliburton                                            33,097             583
   Helix Energy Solutions Group* (A)                       2,400              15
   Helmerich & Payne                                       3,450              87
   Hercules Offshore*                                      2,000              12
   Hess                                                   10,712             579
   Holly                                                   1,300              24
   IHS, Cl A*                                              1,400              51
   Key Energy Services*                                    4,300              20
   Marathon Oil                                           26,776             701
   Mariner Energy*                                         3,100              34
   Massey Energy                                           2,361              37
   Murphy Oil                                              7,254             320
   Nabors Industries*                                     11,000             159
   National Oilwell Varco*                                15,780             446
   Newfield Exploration*                                   5,199             117
   Noble                                                  10,300             276
   Noble Energy                                            6,562             343
   Occidental Petroleum (A)                               30,954           1,676
   Oceaneering International*                              1,500              39
   Oil States International* (A)                           1,700              36
   Overseas Shipholding Group (A)                            727              27
   Patriot Coal* (A)                                       2,234              19
   Patterson-UTI Energy                                    6,332              79
   Peabody Energy                                         10,474             245
   PetroHawk Energy*                                       9,800             171
   Pioneer Natural Resources                               4,744              95
   Plains Exploration & Production*                        4,291              99
   Pride International*                                    6,729             109
   Quicksilver Resources*                                  2,802              17
   Range Resources (A)                                     5,939             246
   Rowan                                                   3,686              64
   SandRidge Energy*                                       3,500              31
   Schlumberger                                           44,900           2,278
   SEACOR Holdings*                                          600              40
   Smith International (A)                                 8,331             244
   Southern Union                                          3,768              52
   Southwestern Energy*                                   12,976             446
   Spectra Energy                                         24,109             392
   St. Mary Land & Exploration                             1,600              32
   Sunoco                                                  4,556             181
   Superior Energy Services*                               2,200              37
   Teekay (A)                                              1,000              16
   Tesoro (A)                                              3,846              35
   Tetra Technologies*                                     2,000              10

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Tidewater                                               2,170   $          86
   Transocean* (A)                                        12,096             809
   Unit*                                                   1,527              44
   Valero Energy                                          20,136             369
   W&T Offshore                                              900              13
   Walter Industries                                       1,600              29
   Weatherford International*                             26,000             332
   Whiting Petroleum*                                      1,400              54
   Williams                                               22,346             362
   XTO Energy                                             20,888             799
                                                                   -------------
                                                                          45,013
                                                                   -------------
FINANCIALS -- 13.6%
   Affiliated Managers Group* (A)                          1,233              35
   Aflac                                                  17,956             831
   Alexandria Real Estate Equities+++                        900              40
   Alleghany*                                                134              36
   Allied Capital (A)                                      5,864              14
   Allied World Assurance Holdings                         1,500              53
   Allstate                                               20,925             532
   AMB Property+++ (A)                                     3,144              54
   American Capital (A)                                    6,121              26
   American Express                                       38,034             886
   American Financial Group                                2,414              49
   American International Group (A)                       90,476             182
   American National Insurance                               422              31
   AmeriCredit* (A)                                        3,072              23
   Ameriprise Financial                                    8,700             161
   Annaly Capital Management+++                           20,611             296
   AON                                                    10,550             478
   Apartment Investment & Management, Cl A+++              2,981              34
   Arch Capital Group*                                     1,500             102
   Arthur J Gallagher (A)                                  3,704              92
   Associated Banc (A)                                     4,184              91
   Assurant                                                4,693             102
   Astoria Financial                                       2,314              43
   AvalonBay Communities+++ (A)                            2,989             181
   Axis Capital Holdings                                   5,800             147
   Bancorpsouth (A)                                        2,700              60
   Bank of America                                       188,606           3,065
   Bank of Hawaii                                          1,982              88
   Bank of New York Mellon                                43,109           1,302
   BB&T (A)                                               20,706             621
   BlackRock, Cl A                                           685              86
   BOK Financial                                             775              36
   Boston Properties+++                                    4,584             245
   Brandywine Realty Trust+++                              2,500              12
   BRE Properties+++ (A)                                   1,320              39
   Brown & Brown (A)                                       3,724              74
   Camden Property Trust+++ (A)                            1,447              38
   Capital One Financial (A)                              14,225             489
   CapitalSource+++ (A)                                    5,982              31

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Capitol Federal Financial (A)                             527   $          23
   CB Richard Ellis Group, Cl A*                           5,117              23
   CBL & Associates Properties+++                          1,906               8
   Charles Schwab                                         35,385             649
   Chubb                                                  13,818             710
   Cincinnati Financial (A)                                5,686             166
   CIT Group (A)                                           9,024              30
   Citigroup (A)                                         205,145           1,701
   City National                                           1,338              59
   CME Group, Cl A                                         2,574             545
   CNA Financial                                             700              10
   Comerica                                                5,953             134
   Commerce Bancshares                                     2,494             109
   Conseco*                                                5,277              18
   Cullen/Frost Bankers                                    2,368             128
   Developers Diversified Realty+++ (A)                    3,953              19
   Digital Realty Trust+++                                 2,900              79
   Discover Financial Services                            18,589             190
   Douglas Emmett+++ (A)                                   3,900              40
   Duke Realty+++                                          4,609              38
   E*Trade Financial* (A)                                 11,438              15
   Eaton Vance                                             3,310              63
   Endurance Specialty Holdings (A)                        1,400              38
   Equity Residential+++                                  10,387             316
   Erie Indemnity, Cl A                                    1,119              42
   Essex Property Trust+++                                   869              75
   Everest Re Group                                        2,400             188
   Fannie Mae (A)                                         28,933              34
   Federal Home Loan Mortgage (A)                         17,707              21
   Federal Realty Investment Trust+++                      2,296             133
   Federated Investors, Cl B                               3,658              73
   Fidelity National Financial, Cl A                       7,004              86
   Fifth Third Bancorp (A)                                19,582             187
   First American                                          3,784              91
   First Citizens BancShares, Cl A                           200              28
   First Horizon National (A)                              6,110              65
   Forest City Enterprises, Cl A                           1,942              12
   Franklin Resources                                      5,903             359
   Fulton Financial (A)                                    5,795              64
   General Growth Properties+++ (A)                        6,040               8
   Genworth Financial, Cl A                               14,092              20
   GLG Partners (A)                                        1,900               5
   Goldman Sachs Group                                    14,875           1,175
   Hanover Insurance Group                                 1,693              68
   Hartford Financial Services Group                      12,710             107
   HCC Insurance Holdings                                  3,741              87
   HCP+++                                                  9,774             202
   Health Care+++ (A)                                      3,983             151
   Hospitality Properties Trust+++                         2,466              28
   Host Hotels & Resorts+++ (A)                           20,500             154
   HRPT Properties Trust+++ (A)                            8,002              22
   Hudson City Bancorp                                    19,828             331
   Huntington Bancshares (A)                              14,534             116

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   IntercontinentalExchange* (A)                           2,700   $         199
   Invesco                                                15,100             189
   Investment Technology Group*                            1,200              20
   iStar Financial+++ (A)                                  3,295               4
   Janus Capital Group                                     5,165              42
   Jefferies Group (A)                                     4,214              52
   Jones Lang LaSalle                                        800              19
   JPMorgan Chase (A)                                    146,934           4,652
   Keycorp                                                19,195             180
   Kilroy Realty+++                                          900              27
   Kimco Realty+++ (A)                                     8,544             121
   Lazard, Cl A                                            3,100              97
   Legg Mason (A)                                          5,581             101
   Leucadia National                                       7,020             137
   Liberty Property Trust+++                               2,906              56
   Lincoln National                                       10,288             141
   Loews                                                  12,036             330
   M&T Bank                                                2,583             166
   Macerich+++                                             2,368              32
   Mack-Cali Realty+++                                     1,898              36
   Markel*                                                   350             108
   Marsh & McLennan                                       19,465             496
   Marshall & Ilsley (A)                                  10,160             157
   MBIA (A)                                                6,359              37
   Mercury General (A)                                       696              32
   Merrill Lynch                                          57,849             765
   MetLife (A)                                            16,609             478
   MF Global* (A)                                          2,800               7
   MGIC Investment                                         4,615              13
   Moody's (A)                                             7,727             168
   Morgan Stanley (A)                                     41,978             619
   MSCI, Cl A*                                             1,300              20
   NASDAQ OMX Group* (A)                                   5,400             116
   National City (A)                                      79,576             160
   Nationwide Financial Services, Cl A (A)                 1,861              95
   Nationwide Health Properties+++                         3,900              88
   New York Community Bancorp (A)                         13,372             174
   Northern Trust                                          8,405             386
   NYSE Euronext                                          10,200             243
   Old Republic International (A)                          7,690              79
   OneBeacon Insurance Group, Cl A                         1,100              12
   PartnerRe                                               2,100             147
   People's United Financial                              13,334             254
   Philadelphia Consolidated Holding*                      2,248             138
   Plum Creek Timber+++                                    6,621             236
   PNC Financial Services Group                           13,103             692
   Popular (A)                                             9,430              59
   Principal Financial Group                              10,218             141
   Progressive                                            25,880             389
   Prologis+++ (A)                                         7,988              31
   Protective Life                                         1,809              17
   Prudential Financial                                   16,563             359
   Public Storage+++                                       4,868             340

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Raymond James Financial (A)                             3,021   $          66
   Rayonier+++                                             2,503              84
   Regency Centers+++                                      2,208              79
   Regions Financial                                      26,687             272
   Reinsurance Group of America (A)                        1,899              77
   RenaissanceRe Holdings                                  2,400             113
   SEI+ (B)                                                4,442              69
   Simon Property Group+++ (A)                             8,552             406
   SL Green Realty+++ (A)                                  1,868              35
   SLM* (A)                                               18,214             168
   Sovereign Bancorp                                      11,858              29
   St. Joe* (A)                                            3,761              99
   StanCorp Financial Group                                1,442              48
   State Street (A)                                       16,194             682
   Student Loan                                              102               4
   SunTrust Banks                                         13,446             427
   Synovus Financial (A)                                   9,072              76
   T. Rowe Price Group (A)                                 9,980             341
   Taubman Centers+++                                      1,500              36
   TCF Financial (A)                                       4,201              70
   TD Ameritrade Holding*                                  9,645             128
   TFS Financial                                           3,700              47
   Torchmark (A)                                           3,550             128
   Transatlantic Holdings                                    955              38
   Travelers                                              22,844             997
   Tree.com*                                                 155              --
   UDR+++ (A)                                              5,219              79
   Unitrin                                                 1,260              24
   Unum Group                                             13,505             201
   US Bancorp                                             65,543           1,768
   Valley National Bancorp (A)                             4,358              84
   Ventas+++                                               5,244             121
   Vornado Realty Trust+++ (A)                             5,210             279
   Wachovia (A)                                           82,188             462
   Waddell & Reed Financial, Cl A                          2,900              39
   Washington Federal (A)                                  3,063              52
   Webster Financial                                       1,346              20
   Weingarten Realty Investors+++ (A)                      2,067              30
   Wells Fargo (A)                                       124,086           3,585
   Wesco Financial                                            41              12
   White Mountains Insurance Group                           347              94
   Whitney Holding (A)                                     2,257              40
   Wilmington Trust (A)                                    2,292              56
   WR Berkley                                              5,614             160
   XL Capital, Cl A (A)                                   10,300              52
   Zions Bancorporation (A)                                4,502             144
                                                                          ------
                                                                          45,226
                                                                          ------
HEALTH CARE -- 13.7%
   Abbott Laboratories (A)                                58,076           3,043
   Abraxis Bioscience*                                       140               8
   Advanced Medical Optics*                                1,627               9
   Aetna                                                  18,534             404

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Allergan                                               11,596   $         437
   AmerisourceBergen                                       6,262             196
   Amgen* (A)                                             40,967           2,275
   Amylin Pharmaceuticals* (A)                             3,700              28
   Barr Pharmaceuticals*                                   4,182             273
   Baxter International                                   23,675           1,252
   Beckman Coulter                                         2,012              88
   Becton Dickinson                                        9,244             587
   Biogen Idec*                                           11,000             465
   BioMarin Pharmaceutical* (A)                            3,000              51
   Boston Scientific*                                     57,239             353
   Bristol-Myers Squibb                                   74,613           1,545
   Brookdale Senior Living (A)                             1,200               5
   C.R. Bard                                               3,785             311
   Cardinal Health                                        13,629             443
   Celgene* (A)                                           16,492             859
   Cephalon* (A)                                           2,648             195
   Cerner* (A)                                             2,174              78
   Charles River Laboratories International*               2,043              47
   Cigna                                                  11,055             134
   Community Health Systems*                               2,762              36
   Cooper                                                  1,604              22
   Covance*                                                2,536              99
   Coventry Health Care*                                   4,862              61
   Covidien                                               18,900             696
   DaVita*                                                 4,108             206
   Dentsply International (A)                              5,798             151
   Edwards Lifesciences*                                   1,807              90
   Eli Lilly                                              37,661           1,286
   Endo Pharmaceuticals Holdings*                          4,797             106
   Express Scripts*                                        8,022             461
   Forest Laboratories*                                   11,673             282
   Genentech*                                             17,485           1,339
   Gen-Probe*                                              1,727              64
   Genzyme*                                               10,153             650
   Gilead Sciences*                                       34,750           1,557
   Health Management Associates, Cl A*                     6,222               9
   Health Net*                                             3,002              27
   Henry Schein*                                           3,584             128
   Hill-Rom Holdings (A)                                   1,724              35
   HLTH* (A)                                               3,276              31
   Hologic* (A)                                           10,000             141
   Hospira* (A)                                            6,181             186
   Humana*                                                 6,575             199
   Idexx Laboratories* (A)                                 1,952              60
   Illumina*                                               3,900              86
   IMS Health                                              5,861              77
   Intuitive Surgical* (A)                                 1,500             199
   Inverness Medical Innovations*                          2,400              42
   Johnson & Johnson                                     105,809           6,198
   Kinetic Concepts*                                       2,413              52
   King Pharmaceuticals*                                   8,226              79
   Laboratory Corp of America Holdings*                    4,311             273
   Life Technologies* (A)                                  6,871             179

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   LifePoint Hospitals*                                    1,376   $          28
   Lincare Holdings*                                       2,327              56
   McKesson                                               10,566             369
   Medco Health Solutions*                                19,120             803
   Medtronic                                              42,385           1,294
   Merck                                                  80,740           2,157
   Millipore*                                              1,786              90
   Mylan Laboratories* (A)                                 9,919              93
   Omnicare                                                4,231             102
   Patterson* (A)                                          4,883              92
   Pediatrix Medical Group*                                1,400              44
   PerkinElmer                                             4,834              87
   Perrigo                                                 3,100             107
   Pfizer                                                254,255           4,177
   Pharmaceutical Product Development                      4,284             113
   Quest Diagnostics                                       6,044             281
   Resmed*                                                 3,055             111
   Schering-Plough                                        61,209           1,029
   Sepracor*                                               2,861              34
   St. Jude Medical*                                      12,946             363
   Stryker                                                11,704             456
   Techne                                                  1,241              77
   Teleflex                                                1,640              78
   Tenet Healthcare*                                      15,994              19
   Thermo Fisher Scientific* (A)                          15,925             568
   UnitedHealth Group                                     46,429             976
   Universal Health Services, Cl B                         1,588              59
   Varian Medical Systems*                                 4,830             195
   VCA Antech*                                             2,339              45
   Vertex Pharmaceuticals*                                 5,900             145
   Warner Chilcott, Cl A*                                  3,200              42
   Waters*                                                 3,872             160
   Watson Pharmaceuticals*                                 3,318              79
   WellCare Health Plans*                                  1,100              10
   WellPoint*                                             19,931             710
   Wyeth                                                  50,240           1,809
   Zimmer Holdings*                                        8,825             329
                                                                          ------
                                                                          45,380
                                                                          ------

INDUSTRIALS -- 11.0%
   3M                                                     26,546           1,777
   Aecom Technology*                                       3,300              87
   AGCO* (A)                                               3,000              74
   Alexander & Baldwin (A)                                 1,082              28
   Alliant Techsystems*                                    1,336             110
   Allied Waste Industries*                               14,933             160
   Ametek                                                  4,147             145
   AMR* (A)                                               11,186              98
   Armstrong World Industries                                700              12
   Avery Dennison                                          4,210             131
   Avis Budget Group*                                      2,784               2
   BE Aerospace*                                           3,600              30
   Boeing (A)                                             28,391           1,210

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Brink's                                                 1,300   $          28
   Bucyrus International, Cl A                             2,400              47
   Burlington Northern Santa Fe                           10,598             812
   C.H. Robinson Worldwide (A)                             6,486             331
   Carlisle                                                1,666              35
   Caterpillar (A)                                        23,288             954
   Cintas (A)                                              5,257             126
   Continental Airlines, Cl B* (A)                         3,800              56
   Con-way                                                 1,323              37
   Cooper Industries, Cl A                                 6,800             164
   Copa Holdings, Cl A (A)                                 1,100              24
   Copart*                                                 1,813              48
   Corporate Executive Board                                 796              18
   Corrections of America*                                 4,100              74
   Covanta Holding*                                        4,000              80
   Crane                                                   1,500              22
   CSX                                                    15,332             571
   Cummins                                                 7,912             202
   Danaher (A)                                             9,751             542
   Deere                                                  16,318             568
   Delta Air Lines* (A)                                   23,200             205
   Donaldson                                               2,472              85
   Dover                                                   7,357             219
   Dun & Bradstreet                                        2,156             173
   Eaton                                                   6,326             293
   Emerson Electric                                       29,520           1,060
   Equifax                                                 5,156             131
   Expeditors International Washington                     8,148             272
   Fastenal (A)                                            5,062             195
   FedEx                                                  11,744             830
   First Solar* (A)                                        1,700             212
   Flowserve                                               2,300             116
   Fluor                                                   6,808             310
   Foster Wheeler*                                         5,700             127
   FTI Consulting*                                         2,000             110
   Gardner Denver*                                         1,500              37
   GATX                                                    1,300              37
   General Cable* (A)                                      1,300              21
   General Dynamics                                       15,072             779
   General Electric                                      374,323           6,427
   Goodrich                                                4,892             165
   Graco (A)                                               1,824              39
   Harsco                                                  2,770              70
   Hertz Global Holdings* (A)                             10,800              38
   Honeywell International                                28,090             783
   Hubbell, Cl B                                           1,592              48
   IDEX                                                    2,793              64
   Illinois Tool Works (A)                                17,780             607
   Ingersoll-Rand, Cl A                                   12,243             192
   Iron Mountain*                                          7,063             154
   ITT                                                     7,002             293
   Jacobs Engineering Group*                               4,702             211
   JB Hunt Transport Services (A)                          2,672              72
   John Bean Technologies                                    768               7

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Joy Global                                              3,433   $          80
   Kansas City Southern*                                   3,700              81
   KBR                                                     5,584              77
   Kennametal                                              2,500              47
   Kirby*                                                  1,500              38
   L-3 Communications Holdings                             4,677             314
   Landstar System (A)                                     2,165              69
   Lennox International                                    1,600              44
   Lincoln Electric Holdings                               1,700              78
   Lockheed Martin                                        12,429             958
   Manitowoc                                               3,500              28
   Manpower                                                3,184             100
   Masco (A)                                              14,309             137
   McDermott International*                                7,000              68
   Monster Worldwide* (A)                                  3,418              39
   MSC Industrial Direct, Cl A (A)                         1,520              53
   Norfolk Southern                                       14,233             704
   Northrop Grumman                                       12,978             532
   Oshkosh Truck                                           1,959              14
   Owens Corning*                                          2,700              43
   Paccar                                                 13,970             389
   Pall                                                    4,845             133
   Parker Hannifin                                         6,404             263
   Pentair                                                 3,261              81
   Pitney Bowes                                            8,085             200
   Precision Castparts                                     5,346             335
   Quanta Services*                                        6,800             111
   Raytheon                                               15,968             779
   Republic Services, Cl A                                 6,123             147
   Robert Half International (A)                           5,676             119
   Rockwell Automation                                     5,704             178
   Rockwell Collins                                        6,262             213
   Roper Industries                                        3,500             160
   RR Donnelley & Sons                                     8,477             108
   Ryder System                                            2,306              83
   Shaw Group*                                             2,300              42
   Southwest Airlines                                     28,220             244
   Spirit Aerosystems Holdings, Cl A* (A)                  3,000              27
   SPX                                                     1,711              64
   Steelcase, Cl A                                         2,475              16
   Stericycle*                                             3,326             191
   Sunpower, Cl A* (A)                                     2,700              94
   Terex*                                                  2,848              41
   Textron                                                 9,722             148
   Thomas & Betts*                                         1,867              35
   Timken                                                  2,260              33
   Toro (A)                                                1,060              30
   Trinity Industries (A)                                  2,200              33
   Tyco International                                     18,400             385
   Union Pacific                                          19,516             976
   United Parcel Service, Cl B (A)                        25,741           1,483
   United Rentals*                                         1,723              14
   United Technologies                                    36,666           1,779
   URS*                                                    3,300             125

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   USG*                                                    2,298   $          22
   UTi Worldwide                                           3,500              37
   Valmont Industries                                        600              33
   Waste Management (A)                                   18,594             543
   WESCO International*                                    1,300              19
   WW Grainger                                             2,981             210
                                                                          ------
                                                                          36,412
                                                                          ------
INFORMATION TECHNOLOGY -- 15.1%
   Accenture, Cl A                                        22,600             700
   Activision Blizzard*                                   22,856             267
   ADC Telecommunications*                                 2,967              21
   Adobe Systems*                                         20,202             468
   Advanced Micro Devices* (A)                            19,934              47
   Affiliated Computer Services, Cl A* (A)                 3,547             143
   Agilent Technologies*                                  14,064             265
   Akamai Technologies*                                    5,618              69
   Alliance Data Systems*                                  2,712             117
   Altera (A)                                             11,673             172
   Amdocs*                                                 7,700             145
   Amphenol, Cl A                                          6,892             160
   Analog Devices                                         11,212             192
   Ansys*                                                  3,400              98
   Apple*                                                 33,123           3,069
   Applied Materials                                      51,455             493
   Arrow Electronics*                                      5,089              70
   Atmel*                                                 12,000              33
   Autodesk*                                               8,737             145
   Automatic Data Processing                              19,592             804
   Avnet*                                                  4,910              70
   AVX                                                     1,424              12
   BMC Software*                                           7,389             184
   Broadcom, Cl A*                                        19,668             301
   Broadridge Financial Solutions                          5,873              67
   Brocade Communications Systems*                         9,800              32
   CA                                                     14,938             252
   Cadence Design Systems*                                 6,863              27
   Ciena* (A)                                              2,314              17
   Cisco Systems*                                        222,027           3,672
   Citrix Systems*                                         7,087             189
   Cognizant Technology Solutions, Cl A*                  11,188             215
   CommScope*                                              1,900              22
   Computer Sciences*                                      5,864             163
   Compuware*                                              8,651              55
   Convergys*                                              3,669              23
   Corning                                                59,758             538
   Cree* (A)                                               3,022              48
   Cypress Semiconductor* (A)                              4,200              16
   Dell*                                                  68,743             768
   Diebold                                                 2,729              76
   Dolby Laboratories, Cl A*                               1,743              52
   DST Systems* (A)                                        1,395              53
   eBay*                                                  42,111             553

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   EchoStar, Cl A*                                         1,032   $          18
   Electronic Arts*                                       12,265             234
   EMC*                                                   78,164             826
   Equinix* (A)                                            1,000              45
   F5 Networks*                                            2,738              68
   Factset Research Systems (A)                            1,800              72
   Fairchild Semiconductor International, Cl A*            3,400              13
   Fidelity National Information Services                  7,728             133
   Fiserv* (A)                                             6,369             217
   Flir Systems* (A)                                       5,400             167
   Genpact*                                                1,400              11
   Global Payments (A)                                     3,134             113
   Google, Cl A*                                           8,944           2,620
   Harris                                                  5,289             185
   Hewitt Associates, Cl A*                                3,163              90
   Hewlett-Packard                                        92,701           3,270
   IAC*                                                    3,232              48
   Ingram Micro, Cl A*                                     5,423              58
   Integrated Device Technology*                           5,600              29
   Intel                                                 215,358           2,972
   International Business Machines                        51,598           4,210
   International Rectifier*                                1,755              20
   Intersil, Cl A                                          3,261              29
   Intuit*                                                12,286             272
   Itron* (A)                                              1,000              47
   Jabil Circuit                                           6,974              46
   JDS Uniphase* (A)                                       7,340              20
   Juniper Networks*                                      20,025             348
   Kla-Tencor                                              6,709             126
   Lam Research* (A)                                       3,991              81
   Lender Processing Services                              3,214              71
   Lexmark International, Cl A*                            3,586              94
   Linear Technology (A)                                   8,657             173
   LSI*                                                   20,148              54
   Marvell Technology Group*                              19,300             112
   Mastercard, Cl A (A)                                    2,800             407
   McAfee*                                                 5,873             178
   MEMC Electronic Materials*                              8,938             134
   Metavante Technologies*                                 3,120              54
   Mettler Toledo International*                           1,336             110
   Microchip Technology (A)                                7,322             135
   Micron Technology*                                     24,416              67
   Microsoft (A)                                         301,500           6,096
   Molex                                                   4,470              61
   Motorola                                               86,134             371
   National Instruments                                    1,936              47
   National Semiconductor                                  9,156             101
   NCR*                                                    6,689             102
   NetApp*                                                13,355             180
   NeuStar, Cl A*                                          2,700              52
   Novell*                                                12,026              55
   Novellus Systems*                                       2,877              36

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Nuance Communications* (A)                              7,700   $          71
   Nvidia*                                                21,656             162
   ON Semiconductor*                                      11,900              35
   Oracle*                                               146,467           2,357
   Paychex (A)                                            12,407             351
   QLogic* (A)                                             3,680              39
   Qualcomm                                               60,950           2,046
   Rambus*                                                 2,500              26
   Red Hat* (A)                                            7,827              72
   SAIC*                                                   7,300             130
   Salesforce.com* (A)                                     4,138             118
   SanDisk* (A)                                            6,443              52
   Seagate Technology                                     15,000              63
   Silicon Laboratories*                                   1,400              29
   Sohu.com* (A)                                           1,000              48
   Sun Microsystems*                                      31,469             100
   Symantec* (A)                                          32,048             386
   Synopsys*                                               4,682              75
   Tech Data*                                              1,550              27
   Tellabs*                                               11,889              50
   Teradata*                                               6,789              91
   Teradyne*                                               4,963              19
   Texas Instruments                                      50,008             779
   Total System Services                                   5,291              76
   Trimble Navigation*                                     3,914              80
   Tyco Electronics                                       18,300             302
   Unisys* (A)                                             8,532               6
   Varian Semiconductor Equipment
      Associates* (A)                                      2,300              42
   VeriSign* (A)                                           7,585             164
   Visa, Cl A                                             16,900             888
   Vishay Intertechnology* (A)                             4,350              19
   VMware, Cl A* (A)                                       1,100              21
   WebMD Health, Cl A*                                       300               6
   Western Digital*                                        8,830             108
   Western Union                                          28,228             375
   Xerox                                                  34,651             242
   Xilinx                                                 10,857             178
   Yahoo!* (A)                                            52,281             602
   Zebra Technologies, Cl A*                               1,825              39
                                                                   -------------
                                                                          50,235
                                                                   -------------

MATERIALS -- 3.3%
   Air Products & Chemicals                                7,994             382
   Airgas                                                  3,315             119
   AK Steel Holding                                        3,100              25
   Albemarle                                               2,744              56
   Alcoa (A)                                              31,202             336
   Allegheny Technologies                                  4,097              94
   Aptargroup                                              2,100              70
   Ashland                                                 2,176              21
   Ball                                                    3,875             141

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
Bemis                                                      3,974   $         107
Cabot                                                      2,273              47
Carpenter Technology                                       1,400              23
Celanese, Cl A                                             4,883              56
Century Aluminum* (A)                                      1,100               9
CF Industries Holdings                                     2,200             116
Chemtura                                                   6,854              11
Cliffs Natural Resources                                   4,500             107
Commercial Metals                                          3,400              41
Crown Holdings*                                            6,451             104
Cytec Industries                                           1,581              35
Domtar*                                                   13,137              18
Dow Chemical                                              35,270             654
E.I. Du Pont de Nemours                                   34,092             854
Eagle Materials (A)                                        1,300              27
Eastman Chemical                                           2,442              80
Ecolab                                                     6,691             257
FMC                                                        2,460             108
Freeport-McMoRan Copper & Gold,
   Cl B (A)                                               14,612             351
Greif, Cl A                                                1,000              33
Huntsman                                                   4,629              33
International Flavors & Fragrances                         2,591              79
International Paper                                       16,555             206
Intrepid Potash*                                           1,300              25
Lubrizol                                                   2,234              78
Martin Marietta Materials (A)                              1,663             146
MeadWestvaco (A)                                           5,558              65
Monsanto                                                  20,650           1,636
Mosaic                                                     6,078             185
Nalco Holding (A)                                          4,117              47
Newmont Mining (A)                                        16,533             556
Nucor                                                     12,090             431
Owens-Illinois*                                            6,591             133
Packaging of America                                       3,099              46
Pactiv*                                                    5,183             130
PPG Industries                                             6,323             278
Praxair                                                   11,825             698
Reliance Steel & Aluminum                                  1,800              37
Rohm & Haas                                                5,053             346
RPM International                                          4,169              50
Schnitzer Steel Industries, Cl A                             400              11
Scotts Miracle-Gro, Cl A                                   1,806              58
Sealed Air                                                 5,168              82
Sigma-Aldrich                                              4,948             213
Smurfit-Stone Container*                                   6,845               4
Sonoco Products                                            3,246              82
Southern Copper (A)                                        8,748             120
Steel Dynamics                                             5,300              44
Temple-Inland (A)                                          3,675              12
Terra Industries                                           3,000              44
Titanium Metals                                            3,358              28

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   United States Steel                                     4,683   $         142
   Valspar                                                 3,364              66
   Vulcan Materials (A)                                    4,257             255
   Weyerhaeuser                                            8,078             304
                                                                   -------------
                                                                          10,952
                                                                   -------------

TELECOMMUNICATION SERVICES -- 3.6%
   American Tower, Cl A*                                  15,122             412
   AT&T                                                  223,133           6,373
   CenturyTel (A)                                          4,201             112
   Clearwire, Cl A* (A)                                    2,500              17
   Crown Castle International*                            11,096             156
   Embarq                                                  5,732             187
   Frontier Communications (A)                            12,955             113
   Leap Wireless International* (A)                        1,400              28
   Level 3 Communications* (A)                            48,900              46
   MetroPCS Communications*                                9,600             140
   NII Holdings*                                           6,620             129
   Qwest Communications International (A)                 58,496             187
   SBA Communications, Cl A* (A)                           3,700              58
   Sprint Nextel                                         106,744             298
   Telephone & Data Systems                                4,102             133
   US Cellular*                                              431              17
   Verizon Communications                                107,115           3,497
   Windstream                                             17,547             155
                                                                   -------------
                                                                          12,058
                                                                   -------------

UTILITIES -- 4.6%
   AES* (A)                                               26,024             200
   AGL Resources                                           2,547              77
   Allegheny Energy                                        6,466             228
   Alliant Energy                                          4,376             139
   Ameren                                                  8,090             288
   American Electric Power                                15,250             477
   American Water Works                                    1,900              38
   Aqua America (A)                                        4,377              95
   Atmos Energy                                            3,691              92
   Calpine* (A)                                           14,000             125
   Centerpoint Energy                                     12,815             166
   CMS Energy (A)                                          7,542              77
   Consolidated Edison (A)                                10,416             421
   Constellation Energy Group                              6,958             170
   Dominion Resources                                     21,912             807
   DPL (A)                                                 4,546              95
   DTE Energy                                              6,264             233
   Duke Energy (A)                                        47,919             746
   Dynegy, Cl A* (A)                                      13,718              31
   Edison International                                   12,379             414
   Energen                                                 2,337              72
   Entergy                                                 7,298             621
   Equitable Resources                                     5,066             169

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Exelon                                                 24,729   $       1,390
   FirstEnergy                                            11,581             678
   FPL Group                                              15,473             755
   Great Plains Energy                                     3,871              73
   Hawaiian Electric Industries (A)                        2,746              75
   Integrys Energy Group                                   3,002             133
   MDU Resources Group                                     7,221             147
   Mirant*                                                 7,361             127
   National Fuel Gas                                       2,689              87
   NiSource                                               10,821             130
   Northeast Utilities                                     6,107             142
   NRG Energy* (A)                                         9,100             216
   NSTAR                                                   4,228             150
   NV Energy                                               7,700              73
   OGE Energy                                              2,968              78
   Oneok                                                   4,129             121
   Pepco Holdings                                          7,944             143
   PG&E                                                   13,618             518
   Pinnacle West Capital                                   3,992             121
   PPL                                                    14,226             482
   Progress Energy                                         9,961             395
   Public Service Enterprise Group                        19,252             595
   Puget Energy                                            5,161             126
   Questar                                                 6,746             217
   Reliant Energy*                                        11,659              67
   SCANA                                                   4,520             157
   Sempra Energy                                           9,523             444
   Southern                                               29,003           1,053
   TECO Energy                                             6,900              90
   UGI                                                     3,550              83
   Vectren                                                 2,691              76
   Wisconsin Energy (A)                                    4,549             198
   Xcel Energy (A)                                        16,481             310
                                                                   -------------
                                                                          15,231
                                                                   -------------
Total Common Stock
   (Cost $363,784) ($ Thousands)                                         328,774
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      1.117%, 12/11/08 (C) (D)                     $         533             533
                                                                   -------------

Total U.S. Treasury Obligation
   (Cost $533) ($ Thousands)                                                 533
                                                                   -------------

CASH EQUIVALENT -- 1.0%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.620%**+                                  3,254,715           3,255
                                                                   -------------

Total Cash Equivalent
   (Cost $3,255) ($ Thousands)                                             3,255
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
AFFILIATED PARTNERSHIP -- 16.7%
   SEI Liquidity Fund, L.P.,
      1.630%**+ (E)                                   56,318,797   $      55,498
                                                                   -------------

Total Affiliated Partnership
   (Cost $56,319) ($ Thousands)                                           55,498
                                                                   -------------

Total Investments -- 116.9%
   (Cost $423,891) ($ Thousands)                                   $     388,060
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                             NUMBER OF                  UNREALIZED
         TYPE OF             CONTRACTS    EXPIRATION   DEPRECIATION
        CONTRACT           LONG (SHORT)      DATE      ($ THOUSANDS)
------------------------   ------------   ----------   -------------
S&P 500 Index E-Mini            99        Dec-2008     $    (1,582)
S&P Mid 400 Index E-Mini         6        Dec-2008            (103)
                                                       -----------
                                                       $    (1,685)
                                                       ===========


Percentages are based on a Net Assets of $331,978 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $54,604 ($ Thousands).

(B) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C) Zero coupon security. The rate reported is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open future contracts..

(E) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of this security as of November 30, 2008 was $55,498 ($ Thousands).

Cl   -- Class

L.P. -- Limited Partnership

Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Small Cap Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Affiliated Partnership       20.9%
Financials                   16.3%
Information Technology       14.7%
Industrials                  11.3%
Health Care                  10.4%
Consumer Discretionary        7.8%
Energy                        4.3%
Cash Equivalents              3.9%
Materials                     3.0%
Consumer Staples              2.7%
Utilities                     2.4%
Telecommunication Services    1.2%
U.S. Treasury Obligation      0.9%
Exchange Traded Fund          0.2%
Warrants                      0.0%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 94.0%
CONSUMER DISCRETIONARY -- 9.9%
   1-800-FLOWERS.COM, Cl A*                               44,200   $         165
   Aaron Rents                                            36,795             973
   Abercrombie & Fitch, Cl A                              42,226             816
   Advance Auto Parts (A)                                 21,400             650
   Aeropostale* (A)                                       16,350             247
   American Axle & Manufacturing Holdings (A)             49,900             126
   American Eagle Outfitters                              31,800             305
   American Greetings, Cl A                               48,492             559
   American Public Education*                              6,900             273
   Amerigon* (A)                                         100,459             375
   Ameristar Casinos                                      42,608             326
   AnnTaylor Stores* (A)                                  19,621              88
   Arctic Cat                                             57,400             347
   ArvinMeritor (A)                                       63,100             249
   Autoliv                                                 2,143              41
   Bebe Stores                                           161,031             995
   Belo, Cl A                                            202,548             391
   Big 5 Sporting Goods                                   48,600             184
   Big Lots* (A)                                          29,297             513
   BJ's Restaurants* (A)                                  87,000             851
   Blue Nile* (A)                                         11,400             272
   Bluegreen*                                              9,299              29
   Blyth                                                  31,500             261
   Bob Evans Farms (A)                                    19,500             327
   Borders Group                                          14,808              16
   Brink's Home Security Holdings*                        34,400             688
   Brown Shoe                                             96,974             547
   Buckle (A)                                             12,600             238
   Buffalo Wild Wings*                                    11,486             264
   Callaway Golf (A)                                      56,390             568
   Capella Education* (A)                                 19,910           1,192
   Career Education*                                      50,042             925
   Carrols Restaurant Group*                             100,200             198
   Carter's*                                              46,661             882
   Casual Male Retail Group* (A)                         718,900             460

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Cato, Cl A (A)                                        106,418   $       1,486
   CBRL Group (A)                                         42,389             819
   CEC Entertainment* (A)                                 35,920             618
   Centex (A)                                             46,100             422
   Century Casinos*                                      126,270             116
   Charlotte Russe Holding*                               19,243              96
   Charming Shoppes* (A)                                 167,554             251
   Cheesecake Factory* (A)                                74,900             545
   Childrens Place Retail Stores* (A)                     12,000             281
   Chipotle Mexican Grill, Cl A* (A)                      25,300           1,254
   Christopher & Banks                                    59,546             201
   Churchill Downs                                         1,100              39
   Cinemark Holdings                                      28,755             217
   CKE Restaurants                                        22,477             162
   Columbia Sportswear (A)                                16,500             521
   Cooper Tire & Rubber (A)                               59,757             286
   Corinthian Colleges* (A)                              121,400           1,952
   Cox Radio, Cl A* (A)                                   10,900              63
   CROCS* (A)                                            351,000             446
   Deckers Outdoor* (A)                                   16,700             996
   DeVry                                                   8,043             462
   Dick's Sporting Goods* (A)                             68,851             868
   Dollar Tree*                                            2,200              93
   Domino's Pizza*                                         2,446               9
   Dover Downs Gaming & Entertainment                     29,350             106
   DreamWorks Animation SKG, Cl A*                        15,300             353
   Dress Barn*                                            48,648             381
   DSW, Cl A* (A)                                        144,541           1,453
   Dufry South America (United Kingdom)                   82,600             461
   Eddie Bauer Holdings* (A)                             249,300             234
   Einstein Noah Restaurant Group*                        15,700              78
   Entercom Communications, Cl A (A)                      42,221              46
   Entravision Communications, Cl A*                       3,242               2
   Ethan Allen Interiors (A)                              71,426             986
   EW Scripps, Cl A (A)                                   35,066             103
   Exide Technologies* (A)                                51,332             231
   FGX International Holdings*                            11,900             122
   Finish Line, Cl A                                      67,910             361
   Focus Media Holding ADR* (A)                           40,398             302
   Foot Locker                                            38,840             261
   Fred's, Cl A                                            1,129              13
   Fuel Systems Solutions* (A)                            15,140             524
   Gaiam, Cl A* (A)                                       48,600             250
   Genesco*                                               20,581             277
   Genius Products*                                      379,930              19
   Grand Canyon Education*                                57,460             853
   Group 1 Automotive (A)                                 20,700             217
   Gymboree*                                              39,943           1,005
   Harman International Industries                           500               8
   Harte-Hanks (A)                                        61,739             369
   hhgregg* (A)                                           65,800             392
   Hibbett Sports* (A)                                    39,825             567
   Hillenbrand                                             5,861              93

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Iconix Brand Group*                                    40,835   $         346
   Interactive Data                                        2,700              63
   International Speedway, Cl A                           23,100             599
   ITT Educational Services*                               1,971             178
   J Crew Group* (A)                                      45,600             462
   Jack in the Box*                                       45,900             803
   Jackson Hewitt Tax Service                             38,300             493
   Jakks Pacific*                                         19,200             344
   Jarden* (A)                                           120,966           1,510
   Jo-Ann Stores*                                         34,990             486
   Jones Apparel Group                                    25,159             129
   Journal Communications, Cl A (A)                      152,400             361
   K12* (A)                                               12,118             221
   Lakeland Industries*                                   85,100             601
   Landry's Restaurants (A)                                9,800             114
   Leapfrog Enterprises, Cl A* (A)                        74,779             325
   Lennar, Cl A                                           49,600             353
   Libbey                                                106,600             213
   Life Time Fitness*                                     60,895             912
   Lifetime Brands                                       161,300             573
   Lin TV, Cl A*                                              11              --
   Lincoln Educational Services*                           3,700              51
   Lions Gate Entertainment*                              95,500             618
   Live Nation* (A)                                       43,895             215
   Lululemon Athletica* (A)                               35,400             348
   Marvel Entertainment* (A)                              46,375           1,366
   Matthews International, Cl A                            7,800             318
   McCormick & Schmick's Seafood Restaurants*             45,600             164
   MDC Holdings                                            2,415              75
   MDC Partners, Cl A*                                   448,120           1,317
   Media General, Cl A (A)                                25,529              49
   Men's Wearhouse (A)                                    17,543             187
   Meredith (A)                                           45,700             738
   Modine Manufacturing (A)                               37,100             178
   Morningstar* (A)                                       23,779             766
   National CineMedia                                     77,455             630
   National Presto Industries                              1,454              95
   Nautilus* (A)                                          35,140             103
   NetFlix* (A)                                           90,611           2,082
   New Frontier Media                                    100,600             144
   New York*                                              27,738              52
   O'Charleys (A)                                         58,014             123
   Office Depot*                                         229,000             451
   OfficeMax (A)                                         212,400           1,158
   Orbitz Worldwide* (A)                                 146,400             356
   Pacific Sunwear of California*                         27,200              41
   Panera Bread, Cl A* (A)                                14,440             642
   Peet's Coffee & Tea* (A)                               21,546             486
   Penn National Gaming*                                  13,556             287
   PF Chang's China Bistro*                                6,433             121
   Phillips-Van Heusen                                    11,514             201
   Pinnacle Entertainment*                               229,554           1,309

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Polaris Industries (A)                                 48,294   $       1,318
   Pre-Paid Legal Services*                                  192               8
   Princeton Review*                                     156,900             814
   Quiksilver*                                           114,400             160
   RC2*                                                   32,408             345
   RCN*                                                    7,400              52
   Red Robin Gourmet Burgers* (A)                         12,200             149
   Regis                                                  80,937             890
   Rent-A-Center, Cl A*                                  106,973           1,755
   Retail Ventures* (A)                                  242,167             300
   RHI Entertainment* (A)                                 77,500             317
   RRSat Global Communications Network                    65,300             618
   Ruby Tuesday* (A)                                      73,100              84
   Ryland Group (A)                                       15,062             256
   Scholastic (A)                                         61,521             939
   Scientific Games, Cl A* (A)                            43,091             647
   Shoe Carnival*                                         24,000             225
   Shutterfly* (A)                                       249,200           1,704
   Sinclair Broadcast Group, Cl A (A)                     84,500             267
   Smith & Wesson Holding*                                65,400             135
   Snap-On                                                18,845             679
   Sonic Automotive, Cl A (A)                             68,900             222
   Sotheby's                                              16,693             166
   Stage Stores                                          103,930             601
   Stamps.com*                                            22,125             196
   Standard Pacific*                                      38,083              73
   Starwood Hotels & Resorts Worldwide                    71,500           1,206
   Steinway Musical Instruments*                           6,480             115
   Steven Madden*                                         52,235             894
   Stewart Enterprises, Cl A                              41,204             131
   Stoneridge* (A)                                        10,100              46
   Strayer Education                                       2,800             671
   Systemax                                                7,800              76
   Tempur-Pedic International (A)                         75,505             528
   Texas Roadhouse, Cl A*                                 76,300             427
   Thor Industries (A)                                    38,200             598
   Thunderbird Resorts* (F)                              143,900             360
   Timberland, Cl A*                                       6,264              64
   Tractor Supply* (A)                                    36,430           1,398
   True Religion Apparel* (A)                             80,405           1,012
   Tuesday Morning                                        10,367              12
   Tupperware Brands                                      17,100             336
   Tween Brands*                                          34,665             133
   Ulta Salon Cosmetics & Fragrance*                      12,307              88
   Under Armour, Cl A*                                    20,900             480
   Unifirst                                                  800              22
   Universal Electronics*                                  9,213             153
   Valassis Communications*                               42,200              62
   Volcom*                                                 7,000              70
   Warnaco Group*                                         18,800             336
   Warner Music Group (A)                                130,900             390
   Westport Innovations*                                  83,300             330
   Wet Seal, Cl A*                                       117,058             329

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Williams-Sonoma (A)                                    48,600   $         341
   WMS Industries* (A)                                    14,684             362
   Wolverine World Wide                                    1,185              23
   World Wrestling Entertainment, Cl A (A)                17,400             202
   Zale* (A)                                              10,296              61
   Zumiez* (A)                                            37,658             325
                                                                   -------------
                                                                          85,869
                                                                   -------------
CONSUMER STAPLES -- 3.5%
   Alliance One International*                           488,200           1,514
   American Oriental Bioengineering* (A)                  27,700             157
   Asiatic Development (Malaysia)                        661,500             595
   Bare Escentuals* (A)                                   60,300             285
   BJ's Wholesale Club* (A)                                5,000             179
   Boston Beer, Cl A* (A)                                 32,410           1,039
   Casey's General Stores                                 40,167           1,191
   Central Garden and Pet, Cl A*                          54,292             227
   Central Garden and Pet*                                38,023             160
   Chattem* (A)                                           13,400             972
   Chiquita Brands International* (A)                     23,974             267
   Constellation Brands, Cl A* (A)                        47,000             600
   Corn Products International                            43,471           1,191
   Cosan Industria e Comercio (Brazil)*                  184,400             905
   Darling International*                                107,469             537
   Dean Foods*                                            61,921             902
   Del Monte Foods                                       226,299           1,340
   Diamond Foods                                           8,162             247
   Flowers Foods (A)                                      49,770           1,333
   Fresh Del Monte Produce*                               22,872             577
   Green Mountain Coffee Roasters*                        11,500             418
   Hain Celestial Group* (A)                              71,400           1,124
   Heckmann* (A)                                          67,176             416
   Lancaster Colony (A)                                    8,387             253
   Lance                                                  64,106           1,252
   Molson Coors Brewing, Cl B                             19,300             858
   Nash Finch (A)                                         10,069             452
   NBTY*                                                  39,294             572
   Pantry* (A)                                            17,083             330
   Parlux Fragrances*                                      1,370               5
   Prestige Brands Holdings*                              25,947             203
   Ralcorp Holdings* (A)                                  33,151           2,074
   Ruddick                                                48,767           1,334
   Sanderson Farms (A)                                    51,421           1,603
   Smart Balance*                                         77,000             450
   Spartan Stores (A)                                     22,552             535
   SunOpta*                                              146,561             277
   Synutra International* (A)                             10,800             129
   TreeHouse Foods* (A)                                    9,200             219
   Tyson Foods, Cl A                                     110,619             742
   Universal (A)                                          44,800           1,432
   USANA Health Sciences*                                  3,300             100
   Vector Group (A)                                       20,400             293
   WD-40                                                     186               5

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Weis Markets                                            5,700   $         180
   Whole Foods Market (A)                                 54,200             574
   Zhongpin* (A)                                           4,200              37
                                                                   -------------
                                                                          30,085
                                                                   -------------
ENERGY -- 5.4%
   Allis-Chalmers Energy* (A)                             34,700             219
   Alon USA Energy (A)                                    26,200             257
   Alpha Natural Resources*                               14,220             316
   American Oil & Gas*                                    62,800              60
   Approach Resources*                                   119,800           1,041
   Arena Resources* (A)                                   94,848           2,511
   Arlington Tankers (A)                                  75,800             725
   Atlas America (A)                                      26,430             396
   ATP Oil & Gas* (A)                                    131,500             878
   Atwood Oceanics*                                       45,600             825
   Basic Energy Services*                                  4,713              54
   Berry Petroleum, Cl A (A)                              44,452             521
   BP Prudhoe Bay Royalty Trust                            1,200              85
   BPZ Energy PIPE*                                       75,500             465
   BPZ Resources* (A)                                     55,972             345
   Brigham Exploration*                                   47,200             143
   Bristow Group*                                          4,200              95
   Bronco Drilling*                                        4,200              27
   Cal Dive International* (A)                           105,537             645
   Callon Petroleum*                                       3,800               9
   Cano Petroleum* (A)                                   141,700              82
   CARBO Ceramics                                          5,800             278
   Carrizo Oil & Gas* (A)                                 61,316           1,269
   Cimarex Energy                                         23,100             655
   Clayton Williams Energy*                               10,983             504
   Complete Production Services*                         113,129             927
   Comstock Resources* (A)                                39,846           1,671
   Concho Resources*                                       8,265             195
   Continental Resources*                                  2,100              41
   Dawson Geophysical*                                       467              10
   Delek US Holdings                                     132,800             730
   Delta Petroleum* (A)                                   22,200             127
   Denbury Resources*                                     13,500             129
   DHT Maritime                                           95,100             509
   Dresser-Rand Group*                                    63,809           1,066
   Edge Petroleum*                                         5,341               1
   Encore Acquisition*                                    12,723             336
   Endeavour International*                               66,400              42
   Energy Partners*                                      273,191             923
   Energy XXI Bermuda                                     42,476              47
   EXCO Resources*                                       145,618           1,117
   Exterran Holdings*                                     12,257             215
   Foundation Coal Holdings                                1,500              21
   Geokinetics*                                           33,500             125
   GeoMet*                                               302,200             620
   Global Industries* (A)                                 86,200             254
   GMX Resources* (A)                                     25,398             730

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Goodrich Petroleum* (A)                                34,825   $       1,256
   Gran Tierra Energy*                                    14,234              39
   Grey Wolf* (A)                                        209,943           1,150
   Gulf Island Fabrication                                11,400             164
   Gulfport Energy*                                       20,900             103
   Helmerich & Payne                                      14,485             367
   Hercules Offshore* (A)                                228,200           1,328
   Holly                                                  84,600           1,539
   Hornbeck Offshore Services*                            12,712             215
   Infinity Bio-Energy*                                  631,219             253
   ION Geophysical* (A)                                  112,546             338
   James River Coal* (A)                                  28,600             325
   Kodiak Oil & Gas*                                     282,100             135
   Lufkin Industries (A)                                   6,300             311
   Mahalo Energy*                                        266,500              34
   Mariner Energy*                                        10,404             114
   Matrix Service*                                        25,260             193
   McMoRan Exploration*                                   45,355             510
   Meridian Resource*                                     63,900              60
   Mitcham Industries*                                     8,700              37
   Natural Gas Services Group*                            16,700             172
   Newfield Exploration*                                   4,905             111
   North American Energy Partners*                         4,878              14
   Oil Sands Quest* (A)                                  104,800             115
   Oil Sands Quest PIPE*                                  74,000              81
   Oil States International*                              12,300             263
   Omni Energy Services*                                  16,414              29
   Overseas Shipholding Group (A)                         16,200             600
   Parker Drilling* (A)                                  109,300             334
   Patterson-UTI Energy                                    5,000              62
   Penn Virginia GP Holdings                               2,800              32
   PetroHawk Energy*                                      88,194           1,541
   Petroquest Energy*                                     10,400              73
   Pioneer Drilling*                                       9,917              73
   Quicksilver Resources*                                173,725           1,082
   Rentech* (A)                                          446,300             286
   Rex Energy*                                            12,411              76
   Rosetta Resources*                                     49,100             370
   RPC (A)                                                52,700             453
   SEACOR Holdings* (A)                                    9,400             622
   Smith International                                       383              11
   Southern Union                                         61,100             840
   St. Mary Land & Exploration                            33,092             665
   StealthGas (A)                                        107,400             430
   Stone Energy*                                          33,021             549
   Superior Energy Services*                              37,090             625
   Swift Energy* (A)                                      81,552           1,743
   T-3 Energy Services, Cl 3*                              7,186              94
   Tesco ADR*                                             19,700             136
   Tesoro (A)                                             24,200             222
   Tetra Technologies*                                    81,900             395
   TXCO Resources*                                         5,200              16
   Uranium One (Canada)*                                  40,075              42
   Vaalco Energy*                                         49,652             313

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   W&T Offshore                                            2,257   $          32
   Warren Resources*                                      20,800              69
   Westmoreland Coal*                                      6,200              59
   Whiting Petroleum*                                     19,379             742
   Willbros Group* (A)                                   112,064             927
   World Fuel Services                                    39,820           1,445
                                                                   -------------
                                                                          46,456
                                                                   -------------
FINANCIALS -- 20.6%
   Advance America Cash Advance Centers                   83,163             142
   Advanta, Cl B                                          33,450              99
   Affiliated Managers Group* (A)                         26,600             745
   Alexander's+++                                            899             191
   Alexandria Real Estate Equities+++ (A)                  5,483             243
   AMB Property+++ (A)                                    30,500             525
   AMBAC Financial Group                                  22,593              32
   American Equity Investment Life Holding (A)            64,492             401
   American Financial Group                               19,520             400
   Amerisafe*                                              9,357             152
   Amtrust Financial Services (A)                         68,610             613
   Anchor Bancorp Wisconsin                               13,500              40
   Anthracite Capital+++ (A)                              77,200             233
   Anworth Mortgage Asset+++ (A)                         386,244           2,445
   Apartment Investment & Management, Cl A+++             66,300             760
   Apollo Investments*                                    29,000             246
   Ares Capital                                           52,833             263
   Aspen Insurance Holdings                              114,050           2,102
   Associated Estates Realty+++                           31,850             279
   Assured Guaranty                                       37,700             424
   Astoria Financial (A)                                  94,500           1,744
   AvalonBay Communities+++ (A)                           24,800           1,505
   Bancfirst                                               2,060              91
   Banco Latinoamericano de Exportaciones, Cl E           51,400             651
   Bancorp Rhode Island                                    5,800             132
   Bancorpsouth (A)                                       34,485             767
   Bank Mutual (A)                                        56,171             576
   Bank of the Ozarks (A)                                 23,239             633
   BankFinancial                                           5,500              60
   Berkshire Hills Bancorp (A)                            37,900           1,099
   BGC Partners, Cl A (A)                                 53,991             205
   BioMed Realty Trust+++                                 12,648             118
   Boston Private Financial Holdings (A)                  23,114             160
   Boston Properties+++ (A)                               55,300           2,953
   Brandywine Realty Trust+++                             28,800             142
   Brasil Brokers Participacoes*                         328,600             224
   Calamos Asset Management, Cl A                         28,324             115
   Camden Property Trust+++ (A)                           43,700           1,157
   Canaccord Capital                                      49,200             164
   CapitalSource+++                                      131,655             686

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Capitol Federal Financial                              18,295   $         782
   CAPLEASE INC+++                                        59,800             125
   Capstead Mortgage+++ (A)                              197,548           2,072
   Cardinal Financial                                     83,507             443
   Cardtronics*                                          100,230             134
   Cash America International                             15,155             409
   Cathay General Bancorp (A)                             10,300             211
   CBL & Associates Properties+++ (A)                     42,047             171
   Cedar Shopping Centers+++ (A)                          53,100             250
   Center Financial                                        8,824              62
   Central Pacific Financial (A)                          70,297             900
   Chemical Financial (A)                                 26,448             654
   CIT Group                                              81,800             273
   Citizens Republic Bancorp (A)                          36,000              85
   City Holding (A)                                       10,745             381
   CME Group, Cl A                                            34               7
   CNA Surety* (A)                                        50,736             614
   CoBiz Financial (A)                                     8,100              89
   Cohen & Steers                                         17,100             196
   Colonial BancGroup                                     20,600              52
   Columbia Banking System                                23,373             235
   Commerce Bancshares (A)                                11,948             523
   Community Bank System                                  30,392             701
   Community Trust Bancorp                                 3,000              98
   Companhia Brasileira de Desenvolvimento
      Imobiliario Turistico (Brazil)*                      3,800             831
   Compass Diversified Holdings                            6,970              70
   Corporate Office Properties Trust+++                   49,300           1,465
   Cousins Properties+++ (A)                              36,300             391
   Crawford, Cl B*                                         9,924             112
   CVB Financial (A)                                      44,200             496
   Danvers Bancorp                                        57,200             729
   Delphi Financial Group, Cl A                           25,974             314
   Dime Community Bancshares                              39,532             533
   Dollar Financial* (A)                                  91,400             693
   Douglas Emmett+++ (A)                                  93,300             952
   East West Bancorp                                      24,100             357
   Education Realty Trust+++                              65,008             291
   eHealth*                                               14,000             154
   EMC Insurance Group                                     3,671              91
   Employers Holdings                                     57,266             933
   Encore Bancshares*                                     24,420             352
   Endurance Specialty Holdings (A)                       33,556             903
   Enstar Group* (A)                                       2,800             133
   Entertainment Properties Trust+++ (A)                  22,380             549
   Equity Lifestyle Properties+++                          8,157             282
   Equity One+++ (A)                                      43,681             723
   Equity Residential+++ (A)                              65,700           1,999
   ESSA Bancorp                                           35,715             481
   Essex Property Trust+++ (A)                            13,200           1,141
   Evercore Partners, Cl A                                53,800             539
   Extra Space Storage+++ (A)                             87,700             776

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Ezcorp, Cl A*                                          17,135   $         283
   FBL Financial Group, Cl A                              32,400             368
   FCStone Group*                                        107,474             365
   Federal Realty Investment Trust+++ (A)                 38,200           2,210
   Federated Investors, Cl B (A)                          29,193             579
   Financial Federal (A)                                  36,500             701
   First American                                         50,400           1,211
   First Cash Financial Services*                         12,077             186
   First Commonwealth Financial                           20,604             247
   First Financial Bancorp (A)                            80,733           1,009
   First Financial Bankshares (A)                          9,430             493
   First Financial Holdings                                5,900             131
   First Horizon National (A)                            100,284           1,072
   First Merchants (A)                                     9,500             192
   First Midwest Bancorp (A)                              33,117             610
   First Niagara Financial Group (A)                      98,800           1,532
   First Potomac Realty Trust+++                          26,821             215
   FirstFed Financial* (A)                                60,200             227
   FirstMerit (A)                                         67,289           1,480
   Flagstar Bancorp (A)                                   82,300              58
   Flushing Financial                                     20,771             284
   FNB (Pennsylvania)                                     24,042             297
   Forestar Group*                                        53,600             248
   Fpic Insurance Group* (A)                              25,742           1,193
   Frontier Financial                                     47,936             137
   Fulton Financial (A)                                   58,829             654
   General Shopping Brasil (Brazil)*                     296,900             558
   Getty Realty+++                                         3,968              74
   GFI Group                                                 220               1
   Glacier Bancorp                                        45,800             814
   Gladstone Capital                                      12,282              74
   Gluskin Sheff + Associates (Canada)                    55,800             270
   Great Southern Bancorp (A)                              6,800              53
   Greenhill (A)                                          11,800             804
   Grubb & Ellis (A)                                     348,660             464
   Hallmark Financial Services*                           14,135              87
   Hancock Holding (A)                                    25,971           1,120
   Hanmi Financial (A)                                    30,000              71
   Hanover Insurance Group                                49,514           1,996
   Harleysville Group                                      8,490             320
   Hatteras Financial+++ (A)                              86,400           2,227
   HCP+++ (A)                                             58,500           1,209
   Health Care REIT+++ (A)                                 6,375             242
   Healthcare Realty Trust+++ (A)                          5,255             101
   Hercules Technology Growth Capital                    127,576             823
   Hersha Hospitality Trust+++                           334,400           1,177
   Highbury Financial* (A)                               145,700             291
   Highwoods Properties+++                                27,350             653
   Home Bancshares (A)                                     4,300             114
   Home Federal Bancorp                                   28,400             298
   Horace Mann Educators                                  31,374             267
   Horizon Financial                                         400               1
   HRPT Properties Trust+++ (A)                          172,600             476

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Independent Bank                                        2,234   $          53
   Infinity Property & Casualty                           21,329             979
   Inland Real Estate+++                                  27,800             311
   Interactive Brokers Group, Cl A*                       13,200             241
   IntercontinentalExchange*                               1,600             118
   International Bancshares                               15,215             358
   Investment Technology Group* (A)                       19,211             321
   Investors Bancorp*                                     25,800             361
   Investors Real Estate Trust+++ (A)                     67,200             661
   IPC Holdings                                           31,176             873
   Irwin Financial (A)                                    47,500              90
   Jefferies Group (A)                                    60,800             756
   Jones Lang LaSalle                                     19,610             467
   Kansas City Life Insurance (A)                         12,331             565
   KBW* (A)                                               38,889             883
   Kite Realty Group Trust+++                             12,900              50
   Knight Capital Group, Cl A* (A)                        51,885             859
   LaBranche*                                             26,100             128
   LandAmerica Financial Group, Cl A                       3,200              --
   LaSalle Hotel Properties+++                            22,900             202
   Lexington Realty Trust+++ (A)                          57,600             279
   Life Partners Holdings                                    900              32
   LTC Properties+++                                      39,228             764
   Macerich+++ (A)                                        84,000           1,131
   MainSource Financial Group (A)                         32,600             508
   MarketAxess Holdings*                                 137,350             879
   Max Capital Group                                      30,100             348
   Meadowbrook Insurance Group                           259,500           1,456
   Medical Properties Trust+++ (A)                        56,700             353
   Meruelo Maddux Properties*                            486,900             229
   MFA Mortgage Investments+++                           723,624           4,479
   MGIC Investment                                        16,800              46
   Mid-America Apartment Communities+++                   27,202           1,007
   Midwest Banc Holdings                                  11,753              21
   Montpelier Re Holdings (A)                             54,600             752
   MSCI, Cl A*                                           120,282           1,856
   National Health Investors+++                            6,643             150
   National Interstate                                     3,656              61
   National Penn Bancshares                               20,549             316
   National Retail Properties+++ (A)                      14,459             194
   Nationwide Health Properties+++                        40,512             917
   Navigators Group* (A)                                  30,349           1,648
   NBT Bancorp                                            34,954             927
   Nelnet, Cl A (A)                                      120,619           1,588
   New York Community Bancorp                             15,600             204
   NewAlliance Bancshares                                 54,084             745
   NorthStar Realty Finance+++ (A)                        20,909              71
   NYSE Euronext                                           3,600              86
   OceanFirst Financial                                   21,260             317
   Odyssey Re Holdings                                    16,881             760
   Old National Bancorp (A)                               69,369           1,192
   Omega Healthcare Investors+++                          17,904             237
   One Liberty Properties+++                              13,400             130

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   optionsXpress Holdings                                 63,873   $         900
   Oriental Financial Group                               33,900             213
   Pacific Capital Bancorp                                 4,900              77
   PacWest Bancorp (A)                                    78,703           2,094
   Pennsylvania Commerce Bancorp*                          1,400              38
   Pennsylvania Real Estate Investment
      Trust+++ (A)                                        41,400             186
   Penson Worldwide*                                      19,670             130
   Peoples Bancorp (A)                                     5,700              99
   PHH* (A)                                              120,798             920
   Philadelphia Consolidated Holding*                      2,700             166
   Pico Holdings*                                         13,358             303
   Platinum Underwriters Holdings (A)                     92,464           2,841
   PMA Capital, Cl A*                                     31,919             161
   Portfolio Recovery Associates*                          2,721              92
   Post Properties+++ (A)                                 72,900           1,143
   Potlatch+++                                             6,873             183
   Presidential Life                                      38,700             416
   ProAssurance*                                          23,733           1,296
   Prologis+++ (A)                                        87,100             334
   Prospect Capital                                        1,500              19
   Prosperity Bancshares (A)                              37,788           1,247
   Provident Bankshares (A)                               74,000             697
   Provident Financial Services                            3,358              50
   Provident New York Bancorp                             11,900             145
   PS Business Parks+++                                   19,195             915
   Public Storage+++                                      29,324           2,049
   RAIT Financial Trust+++ (A)                            45,800             109
   RAM Holdings* (A)                                      74,300              25
   Rayonier+++                                             8,100             271
   Realty Income+++ (A)                                   34,511             697
   Reinsurance Group of America (A)                       13,124             533
   RenaissanceRe Holdings                                 17,500             825
   Renasant                                               29,800             577
   Republic Bancorp, Cl A (A)                             19,100             423
   Riskmetrics Group* (A)                                 65,240             975
   RLI (A)                                                13,752             802
   S&T Bancorp (A)                                        15,300             520
   Safety Insurance Group (A)                             25,101             881
   Sanders Morris Harris Group                            17,122              90
   Sandy Spring Bancorp (A)                                8,500             166
   Santander BanCorp (A)                                  63,800             630
   SCBT Financial (A)                                      5,435             185
   SeaBright Insurance Holdings*                          44,236             467
   Selective Insurance Group (A)                          60,141           1,381
   Senior Housing Properties Trust+++ (A)                 13,040             182
   Sierra Bancorp (A)                                      4,600              93
   Signature Bank NY* (A)                                 37,205           1,109
   Simon Property Group+++ (A)                            33,600           1,596
   SL Green Realty+++ (A)                                 63,400           1,202
   Smithtown Bancorp (A)                                   2,500              50
   South Financial Group (A)                              57,506             248
   Southside Bancshares                                   11,070             246

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Southwest Bancorp                                       7,402   $         106
   Sovran Self Storage+++                                  1,100              30
   State Bancorp                                           2,600              31
   StellarOne                                              9,544             157
   Sterling Bancshares (A)                                26,919             180
   Sterling Financial (A)                                 70,500             375
   Stewart Information Services (A)                       50,800             594
   Stifel Financial* (A)                                  23,340           1,004
   Strategic Hotels & Resorts+++ (A)                     105,700             106
   Student Loan                                            8,500             322
   Sun Bancorp*                                            4,800              38
   Sun Communities+++                                     75,900             831
   Sunstone Hotel Investors+++ (A)                        65,300             312
   Superior Bancorp* (A)                                  10,645              51
   Susquehanna Bancshares (A)                             15,628             239
   SVB Financial Group* (A)                               37,237           1,491
   SWS Group                                              67,669             989
   Tanger Factory Outlet Centers+++                        6,332             232
   Taubman Centers+++ (A)                                 38,400             915
   TCF Financial (A)                                      55,347             924
   TD Ameritrade Holding*                                 27,331             363
   Titanium Asset*                                       132,700             697
   Tompkins Financial                                      5,846             321
   Tower Group                                             3,688              84
   TradeStation Group*                                    92,800             651
   Trico Bancshares                                        6,300             150
   Trustco Bank (A)                                      124,267           1,316
   Trustmark (A)                                           5,768             115
   UCBH Holdings (A)                                     393,469           1,826
   UMB Financial                                          11,900             569
   Umpqua Holdings (A)                                    19,142             253
   United Bankshares (A)                                  32,177           1,070
   United Community Banks                                 25,300             333
   United Financial Bancorp                               68,136             898
   Universal Health Realty Income Trust+++                   743              23
   Uranium Participation*                                157,000             935
   U-Store-It Trust+++                                    59,300             326
   Validus Holdings                                       37,400             869
   Value Creation* (F) (G) (H)                           100,165             677
   Ventas+++                                              65,800           1,512
   Victory Acquisition*                                   50,050             474
   ViewPoint Financial Group                              21,300             341
   Vornado Realty Trust+++ (A)                            35,100           1,876
   Washington Federal (A)                                 18,381             310
   Washington Real Estate Investment
      Trust+++ (A)                                        40,550           1,073
   Webster Financial (A)                                  16,000             240
   WesBanco                                               16,800             434
   Westamerica Bancorporation (A)                         24,990           1,329
   Westfield Financial                                    76,700             792
   Whitney Holding (A)                                    31,900             559
   Willis Group Holdings                                  12,662             292
   Wilshire Bancorp (A)                                   42,700             293
   Wintrust Financial (A)                                 10,922             225

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   World Acceptance* (A)                                  63,837   $       1,249
   WR Berkley                                             20,900             594
   WSFS Financial                                         19,080             835
   Zenith National Insurance                              58,509           1,930
   Zions Bancorporation (A)                               18,526             591
                                                                   -------------
                                                                         178,149
                                                                   -------------
HEALTH CARE -- 13.2%
   3SBio ADR*                                             84,100             503
   Abaxis* (A)                                            53,350             707
   Abiomed* (A)                                           69,400             974
   Accelrys*                                             101,700             397
   Achillion Pharmaceuticals*                             77,080              88
   Acorda Therapeutics*                                   66,718           1,209
   Advanced Medical Optics* (A)                           81,100             471
   Affymax* (A)                                            9,500             111
   Affymetrix*                                            25,326              69
   Albany Molecular Research*                             34,119             324
   Alexion Pharmaceuticals* (A)                           54,092           1,821
   Align Technology*                                      12,839              90
   Alkermes*                                             112,879             833
   Allos Therapeutics*                                     6,835              49
   Allscripts-Misys Healthcare Solutions                  11,400              88
   Alnylam Pharmaceuticals* (A)                           23,413             427
   AMAG Pharmaceuticals* (A)                              11,402             384
   Amedisys* (A)                                          12,076             470
   American Medical Systems Holdings* (A)                 46,504             409
   AMERIGROUP* (A)                                        21,781             535
   AMN Healthcare Services*                              104,635             933
   Amsurg, Cl A* (A)                                      93,206           1,858
   Analogic                                                3,856             151
   Angiodynamics*                                         23,960             286
   Arena Pharmaceuticals* (A)                            167,900             648
   Ariad Pharmaceuticals* (A)                            246,937             328
   Array Biopharma* (A)                                   81,268             307
   Assisted Living Concepts, Cl A*                        26,644             124
   athenahealth*                                          20,215             552
   Biogen Idec*                                            5,400             229
   BioMarin Pharmaceutical*                               69,784           1,188
   Bio-Rad Laboratories, Cl A*                             5,739             426
   Bio-Reference Labs*                                     2,914              65
   Bruker*                                                88,600             416
   Cambrex* (A)                                          191,503             666
   Cantel Medical*                                         4,100              39
   Capital Senior Living*                                  3,394               9
   Caraco Pharmaceutical Laboratories*                     6,050              26
   Cardiac Science*                                        8,100              53
   Cardiome Pharma*                                      164,000             695
   CardioNet*                                              9,500             189
   Catalyst Health Solutions*                             62,127           1,398
   Celera*                                                23,800             232
   Centene* (A)                                           74,479           1,378

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Cepheid*                                               46,786   $         635
   Charles River Laboratories International*              19,200             438
   Chemed                                                 32,548           1,327
   Columbia Laboratories*                                 16,654              28
   Community Health Systems*                              30,800             402
   Computer Programs & Systems                               700              19
   Conmed*                                                75,943           1,785
   Cooper                                                108,866           1,459
   Covance*                                                5,900             231
   Cross Country Healthcare*                              96,808             843
   CryoLife*                                              11,389             104
   Cubist Pharmaceuticals* (A)                           146,972           3,610
   CV Therapeutics* (A)                                  236,678           2,144
   Cyberonics* (A)                                        76,170           1,046
   Cynosure, Cl A*                                        10,000              92
   Cypress Bioscience* (A)                               119,389             640
   Datascope                                               5,796             303
   Depomed*                                                1,658               3
   Dionex*                                                   486              25
   Discovery Laboratories* (A)                            57,200              57
   Durect*                                               261,701           1,099
   Eclipsys*                                               1,996              26
   Edwards Lifesciences*                                  10,015             498
   Emergency Medical Services, Cl A* (A)                  21,908             743
   Emergent Biosolutions* (A)                             12,200             276
   Endo Pharmaceuticals Holdings*                         10,890             240
   Enzo Biochem*                                          29,372             149
   eResearch Technology*                                  76,165             430
   ev3*                                                   74,311             372
   Genoptix*                                               4,535             144
   Gen-Probe*                                              9,800             361
   Gentiva Health Services*                               30,673             774
   Greatbatch*                                            25,700             649
   GTx* (A)                                               12,800             189
   Haemonetics* (A)                                        9,820             562
   Halozyme Therapeutics*                                 75,600             281
   Hanger Orthopedic Group*                               40,565             651
   Hansen Medical*                                        35,685             328
   Health Net*                                            43,700             394
   Healthsouth*                                           13,468             133
   Healthspring* (A)                                      51,607             753
   Healthways*                                            24,135             195
   HMS Holdings*                                          10,200             301
   Hologic*                                               50,750             714
   Human Genome Sciences* (A)                            175,900             304
   ICU Medical*                                           22,000             666
   Idexx Laboratories*                                    14,500             448
   I-Flow*                                                71,360             284
   Illumina*                                              18,000             396
   Immucor*                                              114,050           2,768
   Incyte* (A)                                           184,600             617
   Indevus Pharmaceuticals*                              341,041             853

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Integra LifeSciences Holdings* (A)                     17,387   $         548
   InterMune* (A)                                         18,300             211
   Intuitive Surgical*                                       800             106
   Invacare                                               29,640             438
   IPC The Hospitalist*                                   36,691             640
   Isis Pharmaceuticals* (A)                              49,279             565
   Kendle International*                                  18,384             376
   Kindred Healthcare*                                    64,278             690
   Kinetic Concepts* (A)                                  14,300             309
   King Pharmaceuticals*                                  20,166             194
   KV Pharmaceutical, Cl A*                                1,750               8
   Laboratory Corp of America Holdings*                    1,600             101
   LCA-Vision (A)                                         42,200             167
   LHC Group*                                             56,580           1,889
   Life Sciences Research*                                58,547             576
   Life Technologies*                                      2,100              55
   LifePoint Hospitals* (A)                               55,895           1,121
   Lincare Holdings*                                       9,700             232
   Luminex* (A)                                           17,243             380
   Magellan Health Services*                              40,941           1,345
   MannKind*                                              18,840              59
   Martek Biosciences (A)                                 44,634           1,248
   Masimo*                                                23,265             635
   Medarex* (A)                                          545,769           2,756
   Medical Staffing Network Holdings*                     66,600              41
   Medicines*                                             67,449             869
   Medicis Pharmaceutical, Cl A                          130,532           1,596
   Mentor                                                  9,300             150
   Meridian Bioscience                                    19,700             469
   Merit Medical Systems*                                 53,351             774
   Metabolix* (A)                                        100,400             702
   Micrus Endovascular* (A)                               80,510             853
   Molina Healthcare*                                      8,917             211
   Momenta Pharmaceuticals* (A)                           50,485             449
   MWI Veterinary Supply*                                 19,996             499
   Myriad Genetics* (A)                                   29,225           1,732
   National Dentex*                                       15,600              76
   Natus Medical*                                          4,000              51
   Nighthawk Radiology Holdings*                          40,381             117
   NovaMed*                                               72,024             257
   Noven Pharmaceuticals*                                 26,800             307
   NPS Pharmaceuticals*                                   25,477             156
   NuVasive* (A)                                          38,267           1,318
   Odyssey HealthCare*                                    87,500             715
   Omnicell*                                              61,799             701
   Omrix Biopharmaceuticals* (A)                          25,285             629
   Onyx Pharmaceuticals*                                   9,411             264
   Optimer Pharmaceuticals* (A)                           30,754             245
   Orthofix International*                                28,855             345
   OSI Pharmaceuticals*                                   29,267           1,089
   Owens & Minor                                          19,575             813
   Palomar Medical Technologies*                          17,109             155
   Par Pharmaceutical*                                    40,270             470

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Parexel International*                                 63,015   $         524
   Patterson*                                             14,337             270
   PDL BioPharma                                          82,250             788
   Pediatrix Medical Group* (A)                           65,227           2,030
   Perrigo (A)                                            44,816           1,542
   Pharmacopeia*                                          64,529              64
   PharmaNet Development Group*                           26,809              32
   PharMerica* (A)                                        62,810           1,044
   Phase Forward*                                         60,645             841
   Pozen*                                                208,537           1,420
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                             141,950             419
   Providence Service*                                    90,700             149
   PSS World Medical*                                      1,221              21
   Psychiatric Solutions* (A)                             81,194           2,054
   Questcor Pharmaceuticals*                              11,970             102
   Quidel*                                                52,593             717
   Regeneron Pharmaceuticals*                             23,999             371
   RehabCare Group*                                        4,354              63
   Res-Care*                                              87,170           1,138
   Resmed*                                                16,241             590
   Rigel Pharmaceuticals* (A)                             85,600             635
   Salix Pharmaceuticals*                                 46,266             375
   Seattle Genetics*                                      18,828             163
   Sirona Dental Systems* (A)                             44,099             528
   Skilled Healthcare Group, Cl A*                        17,200             186
   Somanetics*                                            19,886             349
   SonoSite*                                               2,957              54
   STERIS (A)                                             66,001           1,825
   Sun Healthcare Group*                                 114,140           1,144
   Symmetry Medical*                                      46,186             414
   Techne                                                  4,000             248
   Teleflex                                               15,298             725
   Theravance* (A)                                        94,670             632
   Thoratec*                                              31,740             794
   TomoTherapy*                                           77,640             179
   TranS1* (A)                                            21,800             162
   United Therapeutics*                                   20,875           1,145
   Valeant Pharmaceuticals International*                 13,182             257
   Varian*                                                36,071           1,320
   Viropharma* (A)                                        95,775           1,082
   Vivus* (A)                                             13,175              78
   Volcano* (A)                                           49,185             803
   West Pharmaceutical Services (A)                       11,630             413
   Wright Medical Group* (A)                              16,965             288
   XenoPort*                                              32,457           1,020
   Zoll Medical*                                           6,200             110
                                                                   -------------
                                                                         113,754
                                                                   -------------
INDUSTRIALS -- 14.4%
   AAON                                                   13,469             257
   ABM Industries                                         34,700             585
   Actuant, Cl A                                          19,680             353

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Acuity Brands (A)                                      39,852   $       1,075
   Administaff                                             6,815             116
   Aegean Marine Petroleum Network (A)                   170,823           2,074
   AerCap Holdings*                                      142,200             658
   Aerovironment*                                          9,262             298
   Airtran Holdings*                                      68,200             232
   Allen-Vanguard*                                       572,000              46
   Altra Holdings*                                        34,200             263
   American Ecology                                        5,081              90
   American Woodmark                                       8,700             143
   Ampco-Pittsburgh                                       12,900             215
   AO Smith (A)                                           30,660           1,004
   Apogee Enterprises                                     42,802             334
   Applied Industrial Technologies                        14,900             284
   Applied Signal Technology                              13,300             209
   Arkansas Best (A)                                      33,826             898
   Armstrong World Industries                              5,318              90
   Astec Industries* (A)                                  24,600             744
   ATC Technology*                                        28,588             494
   Axsys Technologies*                                     8,645             603
   AZZ*                                                    2,800              67
   Baldor Electric                                         2,300              38
   Barnes Group                                           43,890             588
   BE Aerospace*                                         119,010             973
   Beacon Roofing Supply* (A)                             62,416             738
   Belden (A)                                             49,033             854
   Bowne                                                  36,300             129
   Brady, Cl A                                            25,605             529
   Briggs & Stratton                                      34,115             480
   Brink's (A)                                            36,100             786
   Bucyrus International, Cl A                            27,435             536
   C.H. Robinson Worldwide                                 2,900             148
   Canadian Solar* (A)                                    77,000             428
   CBIZ*                                                   5,450              44
   CDI                                                     2,261              23
   Celadon Group*                                         39,596             305
   Ceradyne*                                               9,168             241
   Chart Industries* (A)                                  48,476             463
   China Fire & Security Group* (A)                       23,200             160
   CIRCOR International                                   16,081             351
   Clarcor                                                19,540             627
   Clean Harbors*                                          2,006             127
   Columbus McKinnon*                                     14,266             167
   Comfort Systems USA (A)                               101,800             850
   Consolidated Graphics*                                 15,108             217
   Continental Airlines, Cl B*                            29,203             429
   Con-way (A)                                            30,100             842
   Copa Holdings, Cl A                                    32,884             729
   Corrections of America*                                50,833             920
   CoStar Group* (A)                                      49,162           1,604
   Courier                                                18,794             343
   CRA International*                                     35,339           1,026
   Crane                                                  76,566           1,135
   Cubic                                                  55,800           1,475

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Curtiss-Wright                                         17,981   $         601
   Danaos (A)                                             25,700             137
   Deluxe (A)                                             90,854             956
   Diamond Management & Technology
      Consultants, Cl A                                   69,900             310
   Diana Shipping*                                        15,000             133
   Donaldson                                              12,760             437
   Duff & Phelps, Cl A*                                    8,500              98
   Dycom Industries*                                      51,472             306
   Dynamic Materials (A)                                  49,300             784
   EMCOR Group* (A)                                       84,976           1,340
   Energy Conversion Devices* (A)                         24,255             679
   Energy Recovery* (A)                                   42,500             298
   EnergySolutions                                       101,962             465
   Ennis                                                  16,621             169
   EnPro Industries* (A)                                  54,570           1,019
   ESCO Technologies* (A)                                 15,800             483
   Esterline Technologies*                                 2,616              97
   Evergreen Solar* (A)                                  281,100             767
   Expeditors International Washington                    35,600           1,190
   Fastenal                                                5,400             208
   Federal Signal                                         46,301             325
   Force Protection*                                     180,700             719
   Forward Air                                            20,795             481
   FTI Consulting*                                        19,172           1,051
   Fuel Tech* (A)                                         72,400             640
   G&K Services, Cl A                                     22,215             520
   Gardner Denver*                                        42,482           1,051
   GATX                                                    9,400             265
   Genco Shipping & Trading (A)                           11,200             102
   GenCorp*                                               15,600              45
   General Cable*                                         19,100             315
   Genesee & Wyoming, Cl A* (A)                           50,577           1,536
   Geo Group* (A)                                        133,879           2,584
   GeoEye* (A)                                            34,000             680
   Gibraltar Industries                                   29,256             377
   GrafTech International*                               126,882             849
   Graham                                                  8,106              74
   Granite Construction (A)                               59,100           2,535
   Griffon*                                               12,200              98
   GT Solar International* (A)                            89,600             315
   H&E Equipment Services* (A)                           121,800             820
   Hawaiian Holdings* (A)                                 96,896             434
   Healthcare Services Group (A)                          41,572             661
   Heico, Cl A                                            24,506             570
   Heidrick & Struggles International                      1,359              28
   Herman Miller                                          17,799             262
   Hexcel* (A)                                            68,344             513
   HNI                                                     7,525             100
   Horizon Lines, Cl A                                   101,050             404
   HUB Group, Cl A*                                       27,731             740
   Hubbell, Cl B                                          23,100             691
   Hudson Highland Group*                                105,400             331
   Huron Consulting Group*                                19,600           1,021

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   ICF International* (A)                                111,591   $       2,187
   ICT Group*                                              3,400              11
   IDEX                                                   69,031           1,588
   II-VI* (A)                                             29,996             604
   Innerworkings*                                        109,444             614
   Insteel Industries                                     17,051             166
   Interface, Cl A                                        27,021             150
   JA Solar Holdings ADR*                                 47,740             168
   JB Hunt Transport Services                             36,500             979
   Kadant*                                                20,269             304
   Kaman                                                   7,167             169
   Kansas City Southern*                                  52,128           1,143
   Kaydon (A)                                             49,491           1,527
   KBR                                                    41,400             570
   Kelly Services, Cl A                                   20,100             234
   Kennametal                                              7,580             142
   Kforce*                                                85,900             584
   Kirby*                                                 37,840             962
   Knight Transportation                                  48,616             766
   Knoll                                                 122,776           1,322
   Korn/Ferry International* (A)                          50,800             625
   Ladish* (A)                                            50,826             842
   Landstar System                                        12,860             413
   LB Foster, Cl A*                                       14,935             476
   LECG*                                                 122,200             643
   Lennox International                                   22,688             627
   Lindsay Manufacturing                                   2,000              78
   LS Starrett, Cl A                                       1,700              26
   Lydall*                                                15,560              82
   M&F Worldwide* (A)                                     15,849             250
   Manitowoc                                              15,218             120
   Marten Transport*                                      15,476             292
   MasTec*                                               123,719             793
   Mcgrath Rentcorp                                        8,253             148
   Mesa Air Group* (A)                                    99,100              20
   Michael Baker*                                         16,300             536
   Milacron* (A)                                           4,714               1
   Mine Safety Appliances                                 28,428             695
   Monster Worldwide* (A)                                 33,800             388
   Moog, Cl A*                                             5,418             174
   MPS Group*                                             93,500             619
   MSC Industrial Direct, Cl A                             5,800             201
   Mueller Industries                                     38,626             900
   Mueller Water Products, Cl B (A)                       18,300             108
   NACCO Industries, Cl A                                  6,333             231
   Navigant Consulting*                                   16,563             313
   Navistar International*                                11,800             258
   NCI Building Systems* (A)                              11,700             178
   Nordson (A)                                            13,800             448
   Northwest Pipe* (A)                                    10,130             291
   Old Dominion Freight Line*                             75,951           1,808
   On Assignment*                                         27,247             157
   Orbital Sciences* (A)                                  74,800           1,287
   Orion Marine Group*                                    87,100             666

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Oshkosh Truck                                          72,313   $         506
   Pacer International (A)                                71,376             692
   Pall                                                   37,200           1,023
   Paragon Shipping, Cl A                                 30,700             137
   Perini* (A)                                            11,700             224
   Pike Electric*                                         12,710             155
   Powell Industries*                                      3,700              88
   PRG-Schultz International*                             28,752             129
   Quanex Building Products (A)                           72,274             669
   Quanta Services*                                       54,695             889
   Raven Industries                                       15,055             385
   Regal-Beloit                                           48,876           1,644
   Republic Airways Holdings* (A)                         78,965           1,103
   Resources Connection*                                  42,780             740
   Robbins & Myers                                        15,451             348
   Rollins                                                52,100             902
   RSC Holdings* (A)                                     170,400           1,387
   Rush Enterprises, Cl A*                               103,367             907
   Ryder System                                           32,400           1,163
   Saia* (A)                                              15,710             140
   School Specialty* (A)                                  55,809             894
   Shaw Group*                                             2,695              50
   Skywest                                                70,302           1,069
   Southwest Airlines                                    126,157           1,091
   Spherion*                                             130,900             295
   Standard Parking*                                      49,865             997
   Standard Register                                      18,094             101
   Standex International                                   2,127              45
   Steelcase, Cl A                                        74,100             478
   Sunpower, Cl B*                                         6,656             173
   Sunpower, Cl A*                                        39,038           1,356
   TAL International Group (A)                            39,800             449
   TBS International, Cl A* (A)                            3,100              15
   Tecumseh Products, Cl A*                               52,024             615
   Teledyne Technologies*                                 31,300           1,271
   Tetra Tech*                                            27,209             545
   Textainer Group Holdings                               60,500             613
   Thermadyne Holdings*                                   10,683              70
   Titan Machinery*                                       45,000             526
   Toro                                                    1,712              49
   TransDigm Group*                                       17,155             609
   Tredegar                                               12,700             199
   Trimas*                                                11,316              20
   Triumph Group (A)                                      11,185             383
   TrueBlue*                                              43,700             324
   Twin Disc                                               1,897              12
   UAL                                                    68,100             766
   United Rentals* (A)                                    13,777             111
   United Stationers*                                     25,430             809
   Vitran, Cl A*                                          41,062             266
   Volt Information Sciences*                             13,174              80
   Wabash National (A)                                    14,300              70
   Wabtec (A)                                             40,468           1,562
   Waste Connections* (A)                                 42,422           1,198

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Waste Services*                                         6,900   $          44
   Watson Wyatt Worldwide, Cl A                           32,928           1,328
   Watts Water Technologies, Cl A (A)                     14,162             319
   Werner Enterprises (A)                                 20,931             364
   WESCO International*                                   68,248           1,009
   Woodward Governor                                      20,100             427
   Xerium Technologies                                     8,322              10
   YRC Worldwide* (A)                                     33,509             133
                                                                   -------------
                                                                         123,911
                                                                   -------------
INFORMATION TECHNOLOGY -- 18.7%
   3Com*                                                 305,142             613
   Actel*                                                 44,500             412
   Actuate*                                              142,800             376
   Acxiom                                                 66,876             502
   Adaptec*                                               47,842             135
   ADC Telecommunications*                                81,006             576
   Adtran                                                 27,650             393
   Advanced Energy Industries*                           116,789             909
   Advent Software* (A)                                   37,000             825
   Akamai Technologies* (A)                               86,195           1,058
   Alliance Semiconductor                                 76,500              46
   Alvarion*                                             135,700             434
   Amkor Technology*                                      62,000             136
   Anixter International*                                  2,217              61
   Ansys*                                                 51,486           1,486
   Applied Micro Circuits*                               156,050             577
   Ariba*                                                 72,096             580
   ARM Holdings ADR (A)                                  175,900             783
   Arris Group* (A)                                      451,614           3,247
   Arrow Electronics*                                     36,211             500
   Art Technology Group*                                 641,207           1,231
   AsiaInfo Holdings*                                      6,132              68
   Asyst Technologies* (A)                               330,500             145
   Atheros Communications* (A)                           100,310           1,465
   Atmel*                                                251,204             703
   ATMI*                                                 148,945           1,775
   Avanex* (A)                                            24,960              28
   Avid Technology*                                        7,614              95
   Avocent*                                               82,699           1,556
   Axesstel*                                             282,641              99
   Bankrate* (A)                                          31,728             871
   Benchmark Electronics*                                 93,024           1,179
   Black Box                                              29,643             726
   Blackboard* (A)                                        28,846             710
   BluePhoenix Solutions*                                109,700             199
   Brightpoint*                                           36,291             149
   Broadridge Financial Solutions                         57,800             659
   Brocade Communications Systems*                       232,000             747
   Brooks Automation*                                      6,500              25
   Cabot Microelectronics*                                 8,088             200
   CACI International, Cl A*                              44,819           1,990
   Checkpoint Systems*                                     8,686             100

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   China Digital TV Holding ADR* (A)                      61,100   $         300
   China Security & Surveillance
      Technology* (A)                                     15,700              90
   Ciber*                                                 87,000             373
   Ciena* (A)                                             80,200             593
   Cirrus Logic*                                          39,966             169
   Cognex (A)                                             52,110             710
   Cogo Group*                                            22,700              77
   Coherent* (A)                                          47,208           1,175
   CommScope*                                             45,910             518
   Commvault Systems* (A)                                103,748           1,063
   comScore*                                             139,889           1,304
   Comverse Technology* (A)                              109,200             677
   Concur Technologies* (A)                               52,976           1,454
   CPI International*                                     27,500             257
   Cree* (A)                                              21,800             346
   CSG Systems International* (A)                         96,740           1,629
   CTS                                                   128,066             708
   Cybersource*                                           79,540             738
   Cymer* (A)                                             30,700             721
   Cypress Semiconductor*                                 24,275              91
   DealerTrack Holdings* (A)                             153,615           1,820
   Dice Holdings*                                         42,829             137
   Diebold (A)                                            20,332             569
   Digi International*                                    63,700             587
   Digital River* (A)                                     22,072             466
   Diodes* (A)                                            31,480             147
   DivX*                                                  28,000             135
   Dolby Laboratories, Cl A*                               7,400             221
   DSP Group*                                            180,659           1,033
   DTS*                                                   39,625             657
   Earthlink* (A)                                        249,226           1,660
   EF Johnson Technologies*                              103,800             134
   Electro Rent                                            6,771              75
   Electronic Arts*                                       10,167             194
   Electronics for Imaging*                               21,821             213
   Emulex*                                               129,263             922
   Entegris*                                               9,696              14
   EPIQ Systems* (A)                                      37,244             605
   Equinix* (A)                                           28,167           1,279
   Euronet Worldwide*                                     86,137             735
   Factset Research Systems (A)                           16,850             674
   Fair Isaac (A)                                         84,972           1,201
   Fairchild Semiconductor
      International, Cl A*                                56,182             224
   Flir Systems*                                          39,350           1,221
   Forrester Research* (A)                                19,000             436
   Gartner*                                               10,816             166
   GSI Commerce* (A)                                     109,144             869
   Harris Stratex Networks, Cl A*                        170,069             849
   Heartland Payment Systems                              15,172             261
   Hewitt Associates, Cl A*                               16,400             469
   Hittite Microwave*                                      6,300             184

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Hutchinson Technology* (A)                             27,100   $          76
   Hypercom*                                              14,245              11
   iGate*                                                 12,400              76
   Ikanos Communications*                                105,000             124
   Imation (A)                                           130,439           1,732
   Immersion* (A)                                        151,400             586
   Information Services Group*                           108,785             337
   Integral Systems                                       52,310           1,256
   Integrated Device Technology*                          79,211             410
   InterDigital*                                          19,214             510
   Intermec*                                               9,351             124
   Internap Network Services*                             23,000              63
   Intevac* (A)                                           35,400             175
   IXYS                                                   16,902             123
   j2 Global Communications*                              23,800             465
   Jabil Circuit                                          24,791             163
   Jack Henry & Associates (A)                            30,358             559
   JDA Software Group*                                   126,260           1,664
   JDS Uniphase*                                           9,011              24
   Kemet* (A)                                            114,100              48
   Kenexa*                                                35,700             216
   Keynote Systems*                                       58,600             446
   Knot* (A)                                             233,793           1,758
   Lam Research*                                          15,400             311
   Lattice Semiconductor*                                 12,995              20
   Lawson Software* (A)                                  409,902           1,607
   LeCroy* (A)                                            71,700             250
   Lender Processing Services                             16,500             364
   Lexmark International, Cl A*                            7,200             189
   Linear Technology                                      14,100             281
   Lionbridge Technologies*                               53,622              52
   Littelfuse*                                            26,055             392
   Longtop Financial Technologies ADR* (A)                18,200             249
   LSI*                                                   37,500             101
   LTX-Credence* (A)                                     212,101              78
   Manhattan Associates*                                  50,200             771
   Mantech International, Cl A*                           19,467           1,059
   Marchex, Cl A (A)                                     155,500             868
   Marvell Technology Group*                              16,000              93
   MAXIMUS (A)                                            36,600           1,149
   Maxwell Technologies* (A)                              14,700              72
   Measurement Specialties*                                9,075              53
   Mentor Graphics* (A)                                  143,974             976
   Mercury Computer Systems*                              76,500             210
   Merrimac Industries*                                   13,600              32
   Methode Electronics                                    64,951             549
   Micrel (A)                                             55,300             409
   Microsemi* (A)                                        156,695           3,054
   MicroStrategy, Cl A*                                   20,981             749
   MIPS Technologies, Cl A* (A)                          241,400             326
   MKS Instruments*                                       64,578             924
   Monolithic Power Systems*                              52,258             500

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Move*                                                  88,039   $         105
   MTS Systems                                            16,653             433
   Multi-Fineline Electronix* (A)                         34,400             359
   Ness Technologies*                                    103,489             487
   Net 1 UEPS Technologies*                               69,013             704
   Netgear*                                               68,000             823
   Netlogic Microsystems* (A)                             72,301           1,348
   NeuStar, Cl A* (A)                                     84,651           1,621
   NIC                                                       900               4
   Novatel Wireless* (A)                                 150,100             575
   Nuance Communications* (A)                             87,770             806
   Omniture* (A)                                         146,478           1,456
   Omnivision Technologies*                               41,600             250
   ON Semiconductor* (A)                                 186,700             545
   Open Text* (A)                                         32,883             875
   Orbotech*                                              99,200             418
   Orckit Communications*                                 50,800             134
   OSI Systems*                                           52,400             727
   Palm* (A)                                             127,000             304
   Parametric Technology*                                111,364           1,287
   Park Electrochemical                                   36,262             645
   Parkervision* (A)                                     107,300             397
   Pegasystems                                             4,966              59
   Perfect World ADR* (A)                                 46,410             810
   Perot Systems, Cl A*                                   45,121             563
   Phoenix Technologies*                                   6,920              23
   Photronics*                                             6,970               3
   Pixelworks*                                            19,290              19
   Plantronics                                            27,181             345
   PLATO Learning*                                        59,300              62
   Plexus* (A)                                            23,768             396
   PLX Technology* (A)                                   129,227             270
   PMC - Sierra*                                         189,475             760
   Polycom* (A)                                          174,900           3,293
   Power Integrations (A)                                 73,346           1,342
   Powerwave Technologies* (A)                            97,054              47
   Presstek* (A)                                          72,821             178
   Progress Software*                                     12,200             260
   QLogic* (A)                                            79,735             847
   Quality Systems (A)                                    18,661             561
   Quantum* (A)                                          472,300              57
   Quest Software*                                        15,023             201
   Rackable Systems*                                      86,067             343
   Radisys*                                               34,800             209
   RADWARE*                                              102,900             697
   RealNetworks*                                          19,000              72
   Red Hat*                                              212,700           1,967
   RF Micro Devices* (A)                                 342,300             455
   Richardson Electronics                                 27,448              84
   RightNow Technologies*                                 13,241             107
   Riverbed Technology* (A)                              217,000           2,038
   Rogers*                                                19,358             546
   Rudolph Technologies*                                 172,600             570
   S1*                                                    60,500             452

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Sapient*                                              166,691   $         657
   SAVVIS*                                                61,775             486
   Scansource*                                            10,344             176
   Seachange International* (A)                          159,200           1,261
   Seagate Technology                                     52,200             220
   Semtech*                                                1,748              20
   SI International*                                      10,900             333
   Silicon Image*                                         44,519             168
   Sina* (A)                                              27,135             838
   SkillSoft ADR*                                        117,695             706
   Skyworks Solutions* (A)                               550,275           2,966
   Sohu.com* (A)                                          13,020             632
   Solera Holdings*                                       33,890             663
   Sonic Solutions*                                       15,340              20
   SonicWALL*                                             11,900              47
   SPSS*                                                  34,880             852
   SRA International, Cl A*                               48,027             721
   Standard Microsystems*                                 51,371             783
   Starent Networks*                                       9,271              92
   Stratasys* (A)                                         73,565             821
   Super Micro Computer*                                  11,100              58
   Switch & Data*                                         53,700             280
   Sybase* (A)                                           119,015           2,932
   Synaptics* (A)                                         35,783             786
   Synchronoss Technologies*                               3,297              23
   SYNNEX* (A)                                            29,404             308
   Synopsys*                                              22,522             361
   Take-Two Interactive Software                           1,504              18
   Taleo, Cl A*                                           42,589             275
   Technitrol                                             65,461             229
   TechTarget*                                            38,611             177
   Techwell* (A)                                          17,200              95
   Tekelec* (A)                                          161,446           1,978
   TeleCommunication Systems, Cl A* (A)                  120,760             954
   Teradyne*                                              10,932              41
   Terremark Worldwide*                                  160,213             582
   Tessera Technologies*                                  72,556           1,334
   THQ*                                                  109,719             520
   TIBCO Software*                                       284,659           1,378
   TNS*                                                   29,400             251
   Trimble Navigation*                                    20,515             418
   TriQuint Semiconductor*                               469,281           1,211
   TTM Technologies* (A)                                 132,000             674
   Tyler Technologies* (A)                                50,107             633
   Ultimate Software Group*                               29,979             459
   Ultra Clean Holdings*                                  49,900             105
   Ultratech* (A)                                        131,979           1,656
   United Online                                         147,297             977
   Universal Display* (A)                                 86,100             628
   Utstarcom* (A)                                        158,549             301
   Valueclick*                                            14,700              91
   Varian Semiconductor Equipment
      Associates* (A)                                     29,200             537

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Vasco Data Security International* (A)                 54,904   $         573
   Veeco Instruments* (A)                                 49,675             295
   Verigy*                                                22,308             205
   Verint Systems*                                        62,600             376
   Virtusa* (A)                                           11,893              59
   Vishay Intertechnology*                                17,181              75
   VistaPrint* (A)                                       185,459           3,032
   Vocus*                                                 49,930             907
   Volterra Semiconductor* (A)                            41,660             312
   Wavecom ADR*                                           38,937             345
   Wind River Systems*                                   226,100           1,886
   Xyratex*                                               99,744             274
   Zoran*                                                165,529           1,245
   Zygo*                                                  84,603             559
                                                                   -------------
                                                                         160,967
                                                                   -------------
MATERIALS -- 3.8%
   A. Schulman                                            34,253             465
   ADA-ES*                                                25,800              69
   Airgas                                                  7,100             254
   Albemarle                                               9,730             198
   AM Castle                                              12,082             110
   AMCOL International (A)                                23,500             473
   Arch Chemicals                                         12,470             360
   Bemis                                                  12,567             340
   Buckeye Technologies*                                  79,000             356
   Bway Holding*                                           6,400              31
   Cabot (A)                                              17,817             369
   Carpenter Technology                                   99,658           1,660
   Century Aluminum*                                       3,631              30
   Chemtura                                              212,600             355
   Compass Minerals International                          4,204             235
   Constar International* (A)                             33,298              11
   Crown Holdings*                                        52,300             839
   Cytec Industries (A)                                   43,607             961
   Eagle Materials                                         4,700              98
   Ferro (A)                                              66,600             428
   FMC                                                    13,953             610
   Glatfelter                                             15,277             146
   Greif, Cl A                                            23,945             794
   Grupo Simec ADR* (A)                                   84,000             386
   H.B. Fuller (A)                                        91,114           1,616
   Horsehead Holding*                                    103,400             321
   Innophos Holdings                                      35,684             588
   Innospec                                                5,584              32
   International Flavors & Fragrances                     11,386             348
   Kaiser Aluminum                                         9,700             205
   KapStone Paper and Packaging* (A)                      28,200             125
   Katanga Mining (Canada)*                              216,000             151
   Koppers Holdings                                       37,436             802
   LSB Industries*                                         1,274              11
   Mercer International* (A)                              73,800             170

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Methanex                                               25,300   $         269
   Minerals Technologies                                   7,400             347
   Myers Industries                                       47,383             288
   Neenah Paper                                           23,864             195
   NewMarket                                              18,875             632
   Olin (A)                                              110,113           1,804
   Olympic Steel                                              98               2
   OM Group*                                              42,000             829
   Omnova Solutions*                                      79,100              84
   Owens-Illinois*                                        28,742             581
   Pactiv*                                                13,634             341
   Quaker Chemical (A)                                    28,200             361
   Rock-Tenn, Cl A                                        23,900             807
   Rockwood Holdings*                                     11,523             103
   Royal Gold                                              2,300              92
   RTI International Metals* (A)                          50,200             603
   Schnitzer Steel Industries, Cl A (A)                   27,000             729
   Schweitzer-Mauduit International                       29,900             551
   Scotts Miracle-Gro, Cl A (A)                           14,500             469
   Sensient Technologies                                  54,088           1,300
   ShengdaTech* (A)                                       54,800             218
   Silgan Holdings                                        91,512           4,140
   Solutia* (A)                                           85,600             582
   Spartech                                               47,400             275
   Steel Dynamics                                         23,273             192
   Temple-Inland (A)                                      53,000             167
   Universal Stainless & Alloy*                           33,500             409
   US Concrete*                                           22,636              73
   Wausau Paper                                           13,981             144
   Western Goldfields* (A)                               792,000           1,077
   Westlake Chemical (A)                                  32,100             542
   Worthington Industries (A)                             35,200             468
                                                                   -------------
                                                                          32,621
                                                                   -------------

TELECOMMUNICATION SERVICES -- 1.5%
   Alaska Communications Systems Group                    26,164             254
   Atlantic Telegraph-Network (A)                         25,000             574
   Cbeyond* (A)                                           46,851             713
   Centennial Communications*                            189,181           1,462
   Cincinnati Bell*                                      220,406             381
   Clearwire, Cl A* (A)                                  163,100           1,080
   Consolidated Communications Holdings                   14,486             147
   Fairpoint Communications (A)                          243,400             852
   Globalstar* (A)                                       365,800              77
   Iowa Telecommunications Services                       29,395             449
   NTELOS Holdings                                        75,093           1,668
   Premiere Global Services*                              42,023             256
   SBA Communications, Cl A* (A)                         110,043           1,737
   Sierra Wireless*                                      100,000             818
   Syniverse Holdings*                                   109,993           1,075

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   tw telecom inc, Cl A*                                  63,130   $         482
   USA Mobility                                           56,592             617
                                                                   -------------
                                                                          12,642
                                                                   -------------
UTILITIES -- 3.0%
   AGL Resources                                          32,118             967
   Allete (A)                                             39,798           1,362
   Atmos Energy                                           28,985             723
   Avista                                                  3,600              64
   Black Hills                                            21,198             547
   Cascal                                                 38,500             170
   Centerpoint Energy                                     66,900             865
   Central Vermont Public Service                          9,900             187
   Cia de Saneamento de Minas Gerais-COPASA
      (Brazil)                                           110,200             771
   Cleco                                                  60,657           1,430
   CMS Energy (A)                                         59,800             607
   El Paso Electric*                                      73,416           1,323
   Empire District Electric                               34,552             606
   Energen                                                10,600             326
   Great Plains Energy                                    12,700             239
   Idacorp (A)                                            32,634             992
   ITC Holdings                                           22,704             954
   Laclede Group (A)                                       8,300             437
   National Fuel Gas                                      15,000             488
   New Jersey Resources                                   26,661           1,071
   Northwest Natural Gas                                  17,279             863
   NorthWestern                                           67,031           1,385
   Ormat Technologies (A)                                 17,100             515
   Piedmont Natural Gas                                    3,800             128
   PNM Resources (A)                                      60,478             632
   PNOC Energy Development (Philippines)              10,290,500             536
   Portland General Electric                             133,612           2,446
   SJW                                                     2,000              56
   South Jersey Industries (A)                            17,900             698
   Southwest Gas                                          23,841             617
   Synthesis Energy Systems*                              65,600              64
   UGI                                                    19,900             465
   UIL Holdings                                           16,242             484
   Unisource Energy                                       18,258             512
   Vectren                                                43,062           1,213
   Westar Energy (A)                                      30,470             616
   WGL Holdings (A)                                       18,159             656
                                                                   -------------
                                                                          26,015
                                                                   -------------

Total Common Stock
   (Cost $1,247,130) ($ Thousands)                                       810,469
                                                                   -------------

                                                    Shares/Face
                                                       Amount      Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
EXCHANGE TRADED FUNDS -- 0.2%
   iShares Russell 2000 Index
      Fund (A)                                            19,318   $         912
   Midcap SPDR Trust Series 1                              5,847             547
   Powershares QQQ                                        18,008             525
                                                                   -------------
Total Exchange Traded Funds
   (Cost $2,153) ($ Thousands)                                             1,984
                                                                   -------------

PREFERRED STOCK -- 0.1%
FINANCIALS -- 0.1%
   East West Bancorp                                         629             573
                                                                   -------------
Total Preferred Stock
   (Cost $628) ($ Thousands)                                                 573
                                                                   -------------

CONVERTIBLE BONDS -- 0.1%
ENERGY -- 0.1%
   Nova Biosource Fuels
      10.000%, 09/30/12 (B)                        $       1,698             420
   Scorpio Mining
      7.000%, 05/05/11 (F) (G) (H)                           425             242
                                                                   -------------
                                                                             662
                                                                   -------------

INFORMATION TECHNOLOGY -- 0.0%
   Hutchinson Technology
      2.250%, 03/15/10                                       650             469
                                                                   -------------
Total Convertible Bonds
   (Cost $2,578) ($ Thousands)                                             1,131
                                                                   -------------

                                                     Number of
                                                      Warrants
                                                   -------------
WARRANTS -- 0.0%
   Oilsands Quest,
      Expires 12/08/09*                                   17,500               1
   Rentech, Expires 04/25/12* (F) (G) (H)                 16,100               3
   Titanium Asset Management,
      Expires 06/21/11*                                  122,200             165
   Victory Acquisition,
      Expires 04/30/11*                                  155,512              15
   Washington Mutual,
      Expires 01/03/03                                   196,061              10
                                                                   -------------
Total Warrants
   (Cost $223) ($ Thousands)                                                 194
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)
November 30, 2008

                                                        Face
                                                       Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
AFFILIATED PARTNERSHIP -- 26.5%
   SEI Liquidity Fund, L.P.,
      1.630%**+ (E)                                  235,577,292   $     229,071
                                                                   -------------
Total Affiliated Partnership
   (Cost $235,577) ($ Thousands)                                         229,071
                                                                   -------------

U.S. TREASURY OBLIGATION -- 1.1%
   U.S. Treasury Bill
      0.010%, 02/12/09 (C) (D)                     $       9,355           9,354
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $9,355) ($ Thousands)                                             9,354
                                                                   -------------

CASH EQUIVALENTS -- 5.0%
   First Union Cash Management
      Program, 0.860%**                                4,523,570           4,523
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.580%**+                                 38,377,641          38,378
                                                                   -------------
Total Cash Equivalents
   (Cost $42,901) ($ Thousands)                                           42,901
                                                                   -------------
Total Investments -- 127.0%
   (Cost $1,540,545) ($ Thousands)                                 $   1,095,677
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                              NUMBER OF                      UNREALIZED
TYPE OF                       CONTRACTS      EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)        DATE       ($ THOUSANDS)
--------                    ------------   -------------   -------------
Russell 2000 Index E-Mini        858          Dec-2008          $957
                                                                ====

Percentages are based on a Net Assets of $862,491 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $224,442 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open future contracts.

(E) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $229,071 ($ Thousands).

(F) Securities considered illiquid. The total value of such securities as of November 30, 2008 was $1,282 ($ Thousands) and represented 0.15% of net assets (see Note 3).

(G) Securities considered restricted. The total value of such securities as of November 30, 2008 was $922 ($ Thousands) and represented 0.11% of net assets (see Note 3).

(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2008 was $922 ($ Thousands) and represented 0.11% of net assets.

ADR  -- American Depositary Receipt

Cl   -- Class

CV   -- Convertible Security

PIPE -- Private Investment in Public Entity

SPDR -- Standard & Poor's Depositary Receipts

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Small/Mid Cap Equity Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                  (BAR CHART)

Financials                   18.6%
Affiliated Partnership       17.5%
Information Technology       13.7%
Industrials                  12.0%
Health Care                   9.5%
Consumer Discretionary        8.5%
Energy                        4.5%
Utilities                     4.4%
Materials                     3.3%
Cash Equivalent               3.2%
Consumer Staples              2.5%
Telecommunication Services    1.6%
U.S. Treasury Obligations     0.5%
Exchange Traded Fund          0.2%
Warrants                      0.0%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 93.1%
CONSUMER DISCRETIONARY -- 10.1%
   1-800-FLOWERS.COM, Cl A* (A)                           42,200   $         157
   Aaron Rents                                            38,700           1,023
   Abercrombie & Fitch, Cl A                              41,617             804
   Advance Auto Parts                                     62,310           1,892
   Aeropostale* (A)                                        3,800              57
   AFC Enterprises*                                          714               3
   American Axle & Manufacturing
      Holdings (A)                                        41,700             105
   American Eagle Outfitters                             199,211           1,912
   American Greetings, Cl A                               33,400             385
   Amerigon* (A)                                         159,198             594
   AnnTaylor Stores* (A)                                  96,233             432
   Apollo Group, Cl A*                                    26,080           2,004
   Arbitron                                                3,740              52
   Arctic Cat                                             68,000             411
   ArvinMeritor                                            5,168              20
   Autoliv                                                64,174           1,225
   AutoNation* (A)                                        26,050             222
   Bebe Stores                                           340,645           2,105
   Bed Bath & Beyond*                                     11,400             231
   Belo, Cl A                                            143,211             276
   Big 5 Sporting Goods                                   11,600              44
   Big Lots* (A)                                          42,300             741
   BJ's Restaurants* (A)                                  53,008             519
   Black & Decker (A)                                     25,900           1,099
   Blue Nile* (A)                                         17,500             418
   Blyth                                                     340               3
   Borders Group                                           1,930               2
   BorgWarner                                             48,687           1,152
   Brinker International                                  92,600             615
   Brink's Home Security Holdings*                        80,276           1,606
   Brown Shoe (A)                                         87,956             496
   Callaway Golf (A)                                      71,327             718
   Career Education*                                     117,019           2,163
   Carter's*                                              32,603             617

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Casual Male Retail Group* (A)                         412,600   $         264
   Cato, Cl A                                            190,000           2,652
   CBRL Group (A)                                         59,701           1,154
   CEC Entertainment* (A)                                 76,134           1,310
   Century Casinos*                                      290,580             267
   Charlotte Russe Holding*                               17,000              85
   Charming Shoppes* (A)                                 221,500             332
   Cheesecake Factory* (A)                                93,300             679
   Chico's FAS* (A)                                      374,800             956
   Childrens Place Retail Stores* (A)                     14,100             331
   Chipotle Mexican Grill, Cl A* (A)                      41,400           2,053
   Christopher & Banks                                    69,000             233
   Churchill Downs                                         3,617             127
   Cinemark Holdings (A)                                 166,746           1,256
   CKE Restaurants                                           588               4
   Cooper Tire & Rubber                                   82,045             393
   Corinthian Colleges*                                   14,700             236
   Cox Radio, Cl A* (A)                                   20,300             118
   CROCS* (A)                                            524,000             665
   Ctrip.com International ADR                               680              16
   Darden Restaurants                                     20,439             374
   Deckers Outdoor* (A)                                   35,700           2,129
   DeVry                                                  23,011           1,323
   Dick's Sporting Goods* (A)                            168,082           2,119
   Dillard's, Cl A (A)                                    40,000             146
   Dollar Tree* (A)                                       53,500           2,266
   DreamWorks Animation SKG, Cl A*                        84,275           1,947
   DSW, Cl A* (A)                                        183,948           1,849
   Dufry South America
      (United Kingdom)                                   131,200             731
   Eddie Bauer Holdings* (A)                             282,200             265
   Entercom Communications, Cl A (A)                      90,474              99
   Ethan Allen Interiors                                  19,091             264
   Family Dollar Stores                                  129,600           3,600
   FGX International Holdings*                            11,500             118
   Focus Media Holding ADR* (A)                           61,266             458
   Foot Locker                                           210,962           1,420
   Fossil* (A)                                            40,800             620
   Fuel Systems Solutions*                                10,000             346
   GameStop, Cl A*                                        31,400             686
   Gap                                                    83,000           1,081
   Genesco*                                               32,155             433
   Genius Products*                                      652,825              33
   Goodyear Tire & Rubber* (A)                            53,300             343
   Grand Canyon Education*                                88,510           1,313
   Guess?                                                 41,200             545
   Gymboree*                                              36,500             918
   H&R Block                                              59,747           1,143
   Harley-Davidson                                        34,610             589
   Harman International Industries                        18,183             274
   Hasbro                                                132,455           3,550
   Hibbett Sports* (A)                                    63,667             907
   Hillenbrand                                            29,500             470

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hooker Furniture (A)                                   49,800   $         332
   HSN*                                                    3,679              14
   Iconix Brand Group*                                    25,700             218
   Interactive Data                                       19,828             459
   Interpublic Group*                                    199,195             815
   Interval Leisure Group*                                    46              --
   ITT Educational Services* (A)                          28,225           2,543
   J Crew Group* (A)                                      69,600             706
   Jackson Hewitt Tax Service                             25,700             331
   Jarden* (A)                                           252,825           3,155
   Jo-Ann Stores*                                         20,000             278
   Jones Apparel Group (A)                               159,663             819
   K12* (A)                                                7,696             140
   Landry's Restaurants (A)                               22,200             257
   Lear* (A)                                              35,400              84
   Lee Enterprises                                        34,800              36
   Leggett & Platt (A)                                    50,300             734
   Lennar, Cl A (A)                                      257,808           1,833
   Life Time Fitness*                                     81,065           1,214
   Limited Brands (A)                                    189,100           1,760
   Lincoln Educational Services*                           3,300              45
   Live Nation*                                          193,300             945
   Lululemon Athletica* (A)                               53,900             529
   M/I Homes                                              15,500             163
   Martha Stewart Living Omnimedia,
      Cl A* (A)                                          160,200             535
   Marvel Entertainment*                                  34,600           1,019
   Mattel                                                 71,642             979
   MDC Holdings                                            7,508             233
   Media General, Cl A                                    25,699              50
   Men's Wearhouse                                        13,542             144
   Meredith                                               17,581             284
   Monro Muffler                                           2,800              57
   Morningstar* (A)                                       46,225           1,488
   National CineMedia                                    371,840           3,027
   NetFlix* (A)                                           46,700           1,073
   Newell Rubbermaid                                      83,820           1,120
   Nordstrom                                              72,004             819
   NVR*                                                    1,237             537
   O'Charleys                                             64,203             136
   Office Depot*                                         371,000             731
   OfficeMax (A)                                         232,600           1,268
   O'Reilly Automotive*                                   15,800             412
   Overstock.com*                                          7,864              82
   Penn National Gaming*                                 111,951           2,373
   PetSmart                                              100,366           1,761
   PF Chang's China Bistro*                                2,557              48
   Phillips-Van Heusen                                    97,049           1,693
   Playboy Enterprises, Cl B*                                 30              --
   Polaris Industries                                     58,627           1,601
   Pre-Paid Legal Services*                                1,283              51
   priceline.com* (A)                                     40,625           2,803
   Pulte Homes (A)                                       208,486           2,220
   Quiksilver* (A)                                       180,300             252

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   RadioShack (A)                                         56,916   $         561
   RC2*                                                   34,593             368
   Red Robin Gourmet Burgers* (A)                         13,813             168
   Regal Entertainment Group, Cl A                        85,500             784
   Regis                                                 128,816           1,416
   Rent-A-Center, Cl A*                                  101,444           1,665
   Retail Ventures*                                      379,506             471
   RHI Entertainment*                                    121,300             496
   Ross Stores                                            80,107           2,123
   Ruby Tuesday* (A)                                      79,800              92
   Scholastic                                             36,563             558
   Scientific Games, Cl A* (A)                           154,098           2,313
   Scripps Networks Interactive, Cl A                     38,670           1,075
   Shutterfly* (A)                                       205,000           1,402
   Sinclair Broadcast Group, Cl A (A)                     93,100             294
   Skechers U.S.A., Cl A*                                    330               4
   Snap-On                                                22,100             797
   Sonic Automotive, Cl A (A)                             33,900             109
   Sotheby's                                              18,700             186
   Stage Stores                                           71,200             412
   Stamps.com*                                            24,600             218
   Standard Pacific* (A)                                 233,591             451
   Stanley Works                                          12,701             404
   Starwood Hotels & Resorts
      Worldwide (A)                                      126,500           2,133
   Steven Madden*                                         35,800             613
   Strayer Education (A)                                  12,384           2,967
   Systemax                                               12,700             124
   Talbots                                                29,300              70
   Tempur-Pedic International                             49,284             344
   Thunderbird Resorts* (C)                              151,700             380
   Ticketmaster Entertainment*                            10,677              43
   Tiffany (A)                                            48,900             968
   Timberland, Cl A*                                       8,874              90
   Tractor Supply* (A)                                    69,603           2,671
   TRW Automotive Holdings*                                  424               1
   Tupperware Brands                                       9,400             185
   Tween Brands*                                          56,000             215
   Universal Electronics*                                  8,544             142
   Urban Outfitters* (A)                                  53,500             972
   VF                                                     26,600           1,391
   VisionChina Media ADR* (A)                            161,466           1,093
   WABCO Holdings                                         16,600             247
   Warnaco Group*                                          8,880             159
   Weight Watchers International                          39,400           1,115
   Westport Innovations*                                 105,349             417
   Whirlpool (A)                                          21,994             866
   Williams-Sonoma (A)                                    76,500             536
   WMS Industries*                                       124,297           3,064
   Wolverine World Wide                                    5,040              97
   Zumiez*                                                10,300              89
                                                                   -------------
                                                                         151,158
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CONSUMER STAPLES -- 3.0%
   American Oriental Bioengineering* (A)                 101,300   $         574
   Asiatic Development (Malaysia)                      1,167,500           1,050
   Avon Products                                          30,269             639
   Bare Escentuals* (A)                                   94,600             446
   BJ's Wholesale Club* (A)                               30,195           1,080
   Boston Beer, Cl A*                                     12,500             401
   Casey's General Stores                                 12,800             380
   Central Garden and Pet*                                49,178             207
   Central Garden and Pet, Cl A*                          58,660             245
   Chattem* (A)                                           18,200           1,321
   Chiquita Brands International*                         42,117             470
   Church & Dwight                                        20,019           1,190
   Constellation Brands, Cl A*                            32,356             413
   Corn Products International                            95,281           2,611
   Cosan Industria e Comercio (Brazil)*                  287,700           1,413
   Darling International*                                 99,400             497
   Dean Foods*                                           233,405           3,398
   Del Monte Foods                                       457,402           2,708
   Diamond Foods                                          22,837             690
   Fresh Del Monte Produce*                               39,500             997
   Hain Celestial Group* (A)                             225,100           3,543
   Hansen Natural*                                        12,800             381
   Heckmann* (A)                                         115,446             714
   Hershey                                                22,340             804
   Lance (A)                                              78,100           1,525
   Lorillard                                              25,410           1,536
   McCormick                                              27,560             821
   Molson Coors Brewing, Cl B                             18,098             805
   Nash Finch (A)                                         22,600           1,014
   NBTY* (A)                                              75,267           1,097
   Pantry*                                                44,053             852
   Pepsi Bottling Group                                  101,014           1,827
   PepsiAmericas                                          28,200             473
   Pilgrim's Pride (A)                                    24,400              28
   Prestige Brands Holdings*                              20,100             157
   Ralcorp Holdings* (A)                                  57,206           3,579
   Ruddick                                                47,165           1,291
   Sanderson Farms                                        25,185             785
   Supervalu                                              53,600             638
   Synutra International* (A)                             10,000             119
   Tyson Foods, Cl A                                     239,807           1,609
   Whole Foods Market (A)                                 84,900             898
                                                                   -------------
                                                                          45,226
                                                                   -------------
ENERGY -- 5.2%
   Alliance Resource Partners                              4,487             119
   Allis-Chalmers Energy*                                    433               3
   Arena Resources*                                        4,242             112
   Arlington Tankers (A)                                 114,900           1,100
   Atlas America                                          34,274             514
   ATP Oil & Gas* (A)                                    249,800           1,669

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Atwood Oceanics*                                       70,400   $       1,274
   Berry Petroleum, Cl A                                  32,888             385
   BPZ Energy PIPE*                                       98,500             607
   BPZ Resources* (A)                                    104,420             643
   Bristow Group*                                         10,500             238
   Bronco Drilling*                                       17,808             114
   Callon Petroleum*                                      36,681              90
   Cameron International*                                 15,936             336
   Cano Petroleum* (A)                                   219,276             127
   Carrizo Oil & Gas* (A)                                 63,943           1,324
   Cimarex Energy                                         27,194             771
   Clayton Williams Energy* (A)                           16,130             741
   Complete Production Services*                          72,600             595
   Comstock Resources*                                    30,044           1,260
   Concho Resources*                                     154,352           3,641
   Continental Resources*                                  4,300              84
   Core Laboratories                                      21,600           1,439
   Denbury Resources*                                     38,800             370
   Dresser-Rand Group*                                    23,025             385
   Encore Acquisition*                                    63,408           1,676
   Endeavour International*                               61,222              39
   Energy Partners*                                      386,621           1,307
   ENSCO International                                    10,000             324
   EXCO Resources*                                        41,900             321
   FMC Technologies* (A)                                  39,243           1,078
   Forest Oil*                                            15,819             276
   Foundation Coal Holdings                               41,393             591
   Frontier Oil (A)                                       26,800             320
   GMX Resources* (A)                                      6,000             172
   Goodrich Petroleum*                                    25,800             931
   Gran Tierra Energy*                                    59,367             162
   Grey Wolf* (A)                                        252,512           1,384
   Helix Energy Solutions Group*                          13,400              86
   Helmerich & Payne                                      78,775           1,998
   Hercules Offshore* (A)                                331,800           1,931
   Holly                                                  13,400             244
   Hornbeck Offshore Services* (A)                        39,504             667
   Hugoton Royalty Trust                                  21,025             426
   IHS, Cl A*                                             59,500           2,159
   Infinity Bio-Energy*                                  778,281             334
   Key Energy Services*                                   19,088              91
   Kinder Morgan Escrow*                                  24,428              --
   Mahalo Energy*                                        329,000              43
   Mariner Energy*                                        99,303           1,091
   Massey Energy                                          35,978             562
   Matrix Service*                                        67,995             519
   McMoRan Exploration*                                   82,332             926
   Meridian Resource*                                     35,900              34
   Murphy Oil                                             18,373             809
   Nabors Industries*                                     57,114             828
   Newfield Exploration*                                  58,367           1,318
   Oceaneering International*                             11,825             305
   Oil Sands Quest* (A)                                  314,800             346

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Overseas Shipholding Group (A)                         31,000   $       1,149
   Patterson-UTI Energy                                   69,900             873
   Penn Virginia (A)                                      50,900           1,528
   PetroHawk Energy*                                     131,600           2,299
   Petroleum Development*                                  7,100             136
   Pioneer Drilling*                                      98,100             720
   Pioneer Natural Resources                              34,112             685
   Plains Exploration & Production*                       11,000             255
   Range Resources                                       104,947           4,352
   Rentech* (A)                                          699,400             448
   Rex Energy* (A)                                        74,342             453
   Rowan                                                      44               1
   Southwestern Energy*                                   52,049           1,789
   Spectra Energy                                         53,197             865
   StealthGas (A)                                        160,338             641
   Sunoco (A)                                             36,200           1,439
   Superior Energy Services*                             139,852           2,356
   Swift Energy* (A)                                     158,532           3,388
   T-3 Energy Services, Cl 3*                             30,081             395
   Tesoro (A)                                             47,600             437
   Tetra Technologies*                                    55,325             267
   Tidewater (A)                                          51,300           2,025
   Transmontaigne Partners                                 3,400              48
   Unit*                                                  84,379           2,420
   Uranium One (Canada)*                                  50,386              52
   W&T Offshore                                           31,669             443
   Whiting Petroleum* (A)                                 63,757           2,442
   Willbros Group* (A)                                   157,115           1,299
   Williams                                               16,625             270
   World Fuel Services                                   103,285           3,749
                                                                   -------------
                                                                          78,463
                                                                   -------------
FINANCIALS -- 22.0%
   Advance America Cash Advance
      Centers                                            104,300             178
   Advanta, Cl B (A)                                      53,400             158
   Affiliated Managers Group* (A)                         21,300             596
   Alexander's+++                                            503             107
   Alexandria Real Estate Equities+++ (A)                 24,249           1,074
   Allied Capital (A)                                     26,700              63
   Allied World Assurance Holdings                        14,600             516
   AMB Property+++ (A)                                    54,700             942
   AMBAC Financial Group (A)                              53,730              75
   Amcore Financial (A)                                   44,386             162
   American Equity Investment
      Life Holding                                        40,489             252
   American Financial Group                              154,755           3,171
   AmeriCredit* (A)                                       82,100             603
   Amtrust Financial Services                             94,795             848
   Annaly Capital Management+++                          296,851           4,266
   Anthracite Capital+++ (A)                             104,803             317
   Anworth Mortgage Asset+++ (A)                         748,689           4,739

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   AON                                                    22,100   $       1,001
   Apartment Investment &
      Management, Cl A+++                                131,800           1,512
   Arch Capital Group*                                    45,722           3,099
   Aspen Insurance Holdings                              216,010           3,981
   Associated Banc (A)                                   171,082           3,718
   Astoria Financial (A)                                 191,493           3,535
   AvalonBay Communities+++ (A)                           44,700           2,712
   Banco Latinoamericano de
      Exportaciones, Cl E                                 80,200           1,016
   Bancorpsouth                                           74,093           1,648
   Bank Mutual (A)                                        91,571             939
   Bank of Hawaii                                         40,603           1,811
   Bank of the Ozarks (A)                                 15,600             425
   BankFinancial                                           7,900              86
   BGC Partners, Cl A (A)                                112,402             427
   BioMed Realty Trust+++                                 42,676             398
   BlackRock, Cl A                                         4,967             624
   Blackstone Group (A)                                  320,800           2,008
   Boston Private Financial Holdings                      20,118             139
   Boston Properties+++ (A)                               99,600           5,319
   Brandywine Realty Trust+++                            115,900             570
   Brasil Brokers Participacoes*                         440,900             301
   Calamos Asset Management, Cl A (A)                     99,194             404
   Camden Property Trust+++ (A)                           78,700           2,083
   Canaccord Capital                                      10,500              35
   Canaccord Capital (Canada)                             92,900             309
   CapitalSource+++                                      323,896           1,688
   Capitol Federal Financial                              16,303             697
   Capstead Mortgage+++                                  181,500           1,904
   Cardinal Financial                                     76,938             409
   Cardtronics*                                          230,480             309
   Cash America International                             45,462           1,228
   CB Richard Ellis Group, Cl A*                         227,700           1,038
   CBL & Associates Properties+++                         40,261             164
   Cedar Shopping Centers+++                              63,300             298
   Center Financial                                        8,154              57
   Central Pacific Financial (A)                         126,035           1,613
   Chemical Financial (A)                                 32,000             791
   Cincinnati Financial (A)                               36,700           1,073
   CIT Group (A)                                         121,700             406
   City Bank                                               9,726              64
   City Holding (A)                                        7,200             255
   City National (A)                                      54,400           2,387
   CME Group, Cl A                                           442              94
   CNA Surety*                                            20,022             242
   Colonial BancGroup (A)                                117,200             294
   Colonial Properties Trust+++ (A)                       43,900             249
   Columbia Banking System                                33,360             335
   Comerica                                               66,044           1,489
   Commerce Bancshares                                    30,592           1,340
   Community Bank System                                  15,633             361

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil)*                                  3,700   $         807
   Compass Diversified Holdings                            8,341              83
   Corporate Office Properties Trust+++ (A)              133,700           3,972
   Cullen/Frost Bankers                                   84,654           4,589
   CVB Financial                                          41,700             468
   Delphi Financial Group, Cl A                           24,132             292
   Digital Realty Trust+++ (A)                            30,739             841
   Dime Community Bancshares                              86,455           1,166
   Discover Financial Services                            49,464             506
   Dollar Financial* (A)                                 145,000           1,099
   Douglas Emmett+++ (A)                                 169,800           1,732
   Dundee (Canada)+++                                     18,537             183
   E*Trade Financial* (A)                                 55,200              75
   East West Bancorp                                      27,600             409
   Eaton Vance                                            46,862             896
   Education Realty Trust+++                              75,473             337
   eHealth*                                               27,400             301
   EMC Insurance Group                                    19,125             472
   Employers Holdings                                     74,261           1,210
   Endurance Specialty Holdings                           60,623           1,632
   Enstar Group*                                           2,600             124
   Entertainment Properties Trust+++                      21,050             516
   Equity Lifestyle Properties+++                          6,739             233
   Equity One+++                                          53,135             879
   Equity Residential+++                                 118,200           3,597
   Essex Property Trust+++ (A)                            35,500           3,070
   Evercore Partners, Cl A (A)                            97,200             973
   Everest Re Group                                       26,000           2,040
   Extra Space Storage+++ (A)                            157,000           1,389
   FCStone Group*                                        215,275             732
   Federal Realty Investment Trust+++ (A)                 75,095           4,344
   Federated Investors, Cl B                             109,391           2,171
   Fidelity National Financial, Cl A                     243,174           2,998
   Financial Federal (A)                                  76,200           1,465
   First Cash Financial Services*                         29,907             461
   First Commonwealth Financial                           32,600             392
   First Community Bancshares                              2,700              78
   First Financial Bancorp                                99,078           1,238
   First Financial Bankshares                              2,547             133
   First Financial Holdings                                2,600              58
   First Horizon National (A)                            273,368           2,922
   First Midwest Bancorp (A)                             118,483           2,181
   First Niagara Financial Group                         239,800           3,719
   First Potomac Realty Trust+++                          88,871             714
   FirstFed Financial* (A)                                18,600              70
   FirstMerit (A)                                         90,249           1,985
   Flushing Financial                                      8,839             121
   FNB (Pennsylvania)                                     17,000             210
   Forestar Group*                                        82,400             382
   Friedman Billings Ramsey Group,
      Cl A+++ (A)                                         61,700              12

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Frontier Financial                                     74,200   $         212
   Fulton Financial (A)                                  241,000           2,680
   General Shopping Brasil (Brazil)*                     355,700             663
   Glacier Bancorp                                        13,100             233
   Gluskin Sheff + Associates
      (Canada)                                            88,600             429
   Greenhill (A)                                          13,200             899
   Grubb & Ellis (A)                                     591,060             786
   Hancock Holding (A)                                    55,459           2,391
   Hanover Insurance Group                               178,468           7,196
   Hatteras Financial+++ (A)                              49,000           1,263
   HCC Insurance Holdings                                 59,100           1,378
   HCP+++ (A)                                            110,800           2,290
   Health Care REIT+++ (A)                                86,639           3,292
   Healthcare Realty Trust+++ (A)                         17,418             334
   Hercules Technology Growth
      Capital (A)                                        248,976           1,606
   Hersha Hospitality Trust+++                           282,100             993
   Highbury Financial* (A)                                93,400             187
   Hilltop Holdings*                                       8,600              84
   Home Bancshares                                         2,000              53
   Horace Mann Educators (A)                             110,685             943
   Hospitality Properties Trust+++ (A)                    90,000           1,031
   Host Hotels & Resorts+++                                8,086              61
   HRPT Properties Trust+++ (A)                          330,100             911
   Huntington Bancshares (A)                             255,851           2,047
   Infinity Property & Casualty                           28,575           1,311
   Inland Real Estate+++                                  23,400             261
   Interactive Brokers Group, Cl A*                       35,400             646
   IntercontinentalExchange*                               6,549             482
   Invesco                                                44,900             564
   Investment Technology Group*                           58,905             986
   Investors Real Estate Trust+++ (A)                    123,700           1,216
   IPC Holdings                                           70,900           1,985
   Irwin Financial (A)                                    33,700              64
   Janus Capital Group                                    33,800             276
   Jefferies Group (A)                                   169,200           2,105
   Jones Lang LaSalle                                     40,830             973
   Kansas City Life Insurance (A)                         29,600           1,355
   KBW* (A)                                               23,746             539
   Kilroy Realty+++                                       13,900             424
   Kite Realty Group Trust+++                             20,800              81
   Knight Capital Group, Cl A*                           170,091           2,815
   Lakeland Financial                                      3,000              67
   LandAmerica Financial Group, Cl A (A)                  17,200               2
   LaSalle Hotel Properties+++                            36,500             322
   Lazard, Cl A                                           27,587             862
   Lexington Realty Trust+++ (A)                          91,900             446
   LTC Properties+++                                      26,403             514
   Macerich+++ (A)                                       151,200           2,035
   Mack-Cali Realty+++ (A)                                85,600           1,624
   MarketAxess Holdings*                                 316,110           2,023
   MBIA (A)                                               95,800             560

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   MCG Capital                                            86,700   $          64
   Meadowbrook Insurance Group                           122,500             687
   Meruelo Maddux Properties*                            747,000             351
   MetLife                                                31,589             909
   MFA Mortgage Investments+++ (A)                     1,236,718           7,655
   MGIC Investment                                        55,800             152
   Mid-America Apartment Communities+++                   25,178             932
   Montpelier Re Holdings (A)                             75,900           1,045
   MSCI, Cl A*                                           205,642           3,173
   NASDAQ OMX Group* (A)                                 139,500           2,999
   National City (A)                                     495,800             997
   National Health Investors+++                           30,700             692
   National Penn Bancshares                               46,171             710
   National Retail Properties+++ (A)                      49,399             662
   Nationwide Financial Services, Cl A (A)                23,900           1,214
   Nationwide Health Properties+++                        83,450           1,888
   Navigators Group*                                      25,667           1,394
   NBT Bancorp                                            25,200             668
   Nelnet, Cl A                                           50,500             665
   New York Community Bancorp                             49,233             642
   NewAlliance Bancshares                                 75,229           1,037
   NorthStar Realty Finance+++ (A)                       107,551             366
   NYSE Euronext                                           7,525             179
   OceanFirst Financial                                   11,900             178
   Och-Ziff Capital Management Group LLC,
       Cl A (A)                                          108,500             539
   Old National Bancorp                                   49,752             855
   Omega Healthcare Investors+++                          55,362             733
   One Liberty Properties+++                              12,800             124
   optionsXpress Holdings                                109,991           1,550
   Oriental Financial Group                               41,300             259
   PacWest Bancorp (A)                                    57,908           1,540
   Parkway Properties+++                                  10,300             141
   PartnerRe                                              44,051           3,082
   Pennsylvania Real Estate Investment
       Trust+++ (A)                                       32,500             146
   Penson Worldwide*                                      86,390             570
   People's United Financial                             173,092           3,301
   PHH* (A)                                              327,661           2,497
   Philadelphia Consolidated Holding*                     22,900           1,407
   Platinum Underwriters Holdings (A)                    194,110           5,965
   PMA Capital, Cl A*                                     15,700              79
   Post Properties+++ (A)                                131,200           2,057
   Presidential Life                                      20,700             223
   Principal Financial Group                              35,465             490
   ProAssurance*                                          20,080           1,096
   Prologis+++ (A)                                       149,300             572
   Provident Bankshares                                   44,220             417
   Provident Financial Services                            1,480              22
   PS Business Parks+++                                   22,264           1,061
   Public Storage+++ (A)                                  58,979           4,122
   Radian Group (A)                                       34,500              94
   RAIT Financial Trust+++ (A)                            69,000             164

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   RAM Holdings* (A)                                     120,100   $          41
   Raymond James Financial (A)                            59,594           1,309
   Rayonier+++                                            43,443           1,451
   Realty Income+++ (A)                                  124,290           2,509
   Regions Financial (A)                                 104,000           1,060
   Reinsurance Group of America (A)                       59,296           2,407
   RenaissanceRe Holdings                                 48,100           2,267
   Republic Bancorp, Cl A (A)                             20,500             454
   Riskmetrics Group*                                     66,095             987
   RLI                                                     1,700              99
   S&T Bancorp                                            18,500             629
   Safety Insurance Group                                  2,622              92
   Sanders Morris Harris Group                            13,700              72
   Santander BanCorp (A)                                  16,900             167
   SCBT Financial (A)                                        800              27
   SeaBright Insurance Holdings*                           9,770             103
   Selective Insurance Group                              15,200             349
   Signature Bank NY*                                     33,593           1,001
   Simon Property Group+++ (A)                            60,200           2,860
   SL Green Realty+++ (A)                                114,300           2,167
   South Financial Group (A)                              63,536             274
   Southside Bancshares                                    7,700             171
   Southwest Bancorp                                      15,879             227
   St. Joe*                                               15,921             421
   StanCorp Financial Group                               39,876           1,328
   Sterling Financial (A)                                 12,900              69
   Stifel Financial*                                      16,948             729
   Strategic Hotels & Resorts+++ (A)                     154,000             154
   Suffolk Bancorp                                         2,500              83
   Sun Bancorp*                                            3,500              27
   Sun Communities+++ (A)                                 31,200             342
   Sunstone Hotel Investors+++ (A)                       123,110             587
   Superior Bancorp*                                      13,804              66
   Susquehanna Bancshares                                 15,300             234
   SVB Financial Group* (A)                               52,550           2,105
   SWS Group                                              42,200             617
   Taubman Centers+++ (A)                                 68,900           1,643
   TCF Financial (A)                                     193,343           3,229
   TD Ameritrade Holding*                                126,924           1,688
   Tejon Ranch*                                                1              --
   Titanium Asset*                                       118,000             620
   Titanium Asset Management*                             29,000             152
   Tompkins Financial                                      6,500             357
   Torchmark                                               5,596             202
   Tower Group                                            18,100             413
   Transatlantic Holdings                                 30,996           1,229
   Tree.com*                                                 613               1
   Trico Bancshares                                        6,100             145
   Triplecrown Acquisition*                              108,141             956
   Trustco Bank (A)                                      149,200           1,580
   Trustmark (A)                                          41,953             837
   UCBH Holdings (A)                                     392,800           1,823
   UMB Financial                                          15,290             731
   Umpqua Holdings                                        10,900             144

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   United America Indemnity, Cl A*                        51,600   $         666
   United Community Banks                                 48,800             643
   Unitrin (A)                                            37,200             712
   Unum Group                                            187,360           2,792
   Uranium Participation*                                258,500           1,539
   U-Store-It Trust+++ (A)                                82,700             455
   Valley National Bancorp (A)                            65,283           1,262
   Value Creation* (C) (G) (H)                            71,690             485
   Ventas+++ (A)                                         140,562           3,230
   Vornado Realty Trust+++ (A)                            63,000           3,367
   Washington Federal (A)                                131,670           2,224
   Webster Financial (A)                                  34,900             524
   WesBanco (A)                                           10,600             274
   Westamerica Bancorporation                              6,500             346
   Whitney Holding                                        15,800             277
   Willis Group Holdings                                  38,527             889
   Wilmington Trust                                       18,491             447
   Wilshire Bancorp (A)                                   20,300             139
   World Acceptance* (A)                                 120,401           2,356
   WR Berkley                                            138,922           3,950
   WSFS Financial                                          1,100              48
   Zenith National Insurance (A)                          18,200             600
   Zions Bancorporation (A)                              153,739           4,903
                                                                   -------------
                                                                         329,457
                                                                   -------------

HEALTH CARE -- 11.3%
   Abaxis* (A)                                            70,381             933
   Achillion Pharmaceuticals*                            178,155             203
   Acorda Therapeutics*                                   54,105             980
   Adolor*                                                32,100              61
   Affymax* (A)                                            6,300              73
   Affymetrix*                                            30,200              83
   Albany Molecular Research* (A)                         25,900             246
   Alexion Pharmaceuticals* (A)                           71,318           2,401
   Align Technology*                                      56,530             396
   Alnylam Pharmaceuticals*                               11,184             204
   Alpharma, Cl A*                                         6,002             217
   AMAG Pharmaceuticals* (A)                              19,541             658
   Amedisys* (A)                                          29,000           1,128
   American Medical Systems Holdings*                     56,413             496
   AMERIGROUP* (A)                                        51,090           1,255
   AmerisourceBergen                                      34,704           1,088
   AMN Healthcare Services*                               36,300             324
   Amsurg, Cl A* (A)                                      94,638           1,886
   Analogic                                                3,905             152
   Angiodynamics*                                         39,946             477
   Arena Pharmaceuticals* (A)                            297,100           1,147
   Ariad Pharmaceuticals* (A)                            436,900             581
   Array Biopharma* (A)                                  129,135             488
   Assisted Living Concepts, Cl A*                        47,070             220
   athenahealth*                                          42,835           1,171
   Beckman Coulter                                        27,024           1,178
   Biogen Idec*                                           17,100             724

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   BioMarin Pharmaceutical* (A)                          184,261   $       3,138
   Bio-Rad Laboratories, Cl A*                            13,415             995
   Boston Scientific*                                    128,500             793
   Cadence Pharmaceuticals* (A)                           82,873             552
   Capital Senior Living*                                 21,529              58
   Caraco Pharmaceutical Laboratories*                         6              --
   Catalyst Health Solutions*                            100,324           2,257
   Celera*                                                67,800             660
   Centene*                                              120,541           2,230
   Cephalon* (A)                                          37,095           2,726
   Charles River Laboratories International* (A)          30,025             685
   Chemed                                                 16,550             675
   Computer Programs & Systems                             4,800             134
   Conceptus* (A)                                         17,278             254
   Conmed*                                                83,068           1,953
   Cooper                                                107,632           1,442
   Corvel*                                                 4,050              89
   Covance*                                               49,409           1,931
   Coventry Health Care*                                  70,800             883
   Cross Country Healthcare*                               8,715              76
   Cubist Pharmaceuticals* (A)                           172,700           4,242
   CV Therapeutics* (A)                                  214,198           1,941
   Cyberonics* (A)                                        60,600             832
   Cynosure, Cl A* (A)                                    41,000             379
   Cypress Bioscience*                                    43,200             232
   Datascope                                               2,006             105
   Dentsply International (A)                            112,424           2,932
   Depomed*                                               15,877              25
   Eclipsys*                                              17,625             231
   Edwards Lifesciences*                                  12,200             607
   Electro-Optical Sciences*                             130,000             448
   Endo Pharmaceuticals Holdings* (A)                    164,859           3,625
   Enzo Biochem*                                          31,000             158
   eResearch Technology*                                 109,210             616
   Express Scripts*                                       16,154             929
   Forest Laboratories*                                   27,500             665
   Gen-Probe*                                             43,874           1,617
   Genzyme*                                                7,548             483
   Greatbatch*                                            57,100           1,443
   GTx* (A)                                               10,200             151
   Health Management Associates, Cl A*                    64,152              94
   Health Net*                                            55,225             498
   Healthsouth* (A)                                       46,891             461
   Healthspring*                                          43,523             635
   Healthways*                                            55,525             449
   Henry Schein*                                          19,023             680
   Hill-Rom Holdings (A)                                  74,562           1,531
   HLTH* (A)                                             122,955           1,152
   Hologic*                                               37,052             521
   Human Genome Sciences* (A)                            279,300             483
   Humana*                                                21,100             638
   Idexx Laboratories* (A)                                33,542           1,037

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   I-Flow*                                               154,760   $         616
   Illumina*                                              48,700           1,072
   Immucor*                                               92,935           2,255
   Incyte* (A)                                           261,200             872
   InterMune* (A)                                         24,000             276
   Intuitive Surgical*                                     4,385             581
   Inverness Medical Innovations* (A)                    102,961           1,809
   Isis Pharmaceuticals*                                  43,507             499
   Kendle International*                                  31,995             655
   Kensey Nash*                                            6,634             123
   Kindred Healthcare* (A)                               111,440           1,196
   Kinetic Concepts* (A)                                  49,061           1,062
   King Pharmaceuticals*                                 376,212           3,615
   Laboratory Corp of America Holdings*                   30,500           1,932
   LCA-Vision (A)                                         55,500             220
   LHC Group*                                            100,416           3,352
   Life Technologies* (A)                                 56,974           1,487
   LifePoint Hospitals* (A)                               28,600             574
   Lincare Holdings* (A)                                  69,793           1,670
   Magellan Health Services*                             124,021           4,074
   Martek Biosciences                                     42,249           1,181
   Medarex* (A)                                          753,000           3,803
   MedAssets*                                             49,200             625
   Medcath*                                                  206               1
   Medicines*                                             74,300             958
   Medicis Pharmaceutical, Cl A (A)                      154,587           1,891
   Meridian Bioscience                                    27,800             662
   Merit Medical Systems*                                 10,400             151
   Metabolix* (A)                                        148,600           1,039
   Micrus Endovascular* (A)                              159,504           1,691
   Millipore* (A)                                         12,635             640
   Molina Healthcare*                                      5,174             123
   MWI Veterinary Supply* (A)                             61,107           1,525
   Mylan Laboratories*                                   129,100           1,215
   Myriad Genetics*                                       18,440           1,093
   Nighthawk Radiology Holdings*                          18,700              54
   NPS Pharmaceuticals*                                   35,956             221
   NuVasive* (A)                                          34,941           1,204
   Odyssey HealthCare*                                   174,000           1,422
   Omnicare (A)                                           57,253           1,380
   Omnicell*                                             128,809           1,461
   Omrix Biopharmaceuticals* (A)                          20,818             518
   Optimer Pharmaceuticals* (A)                           64,006             509
   Orthofix International*                                48,195             577
   OSI Pharmaceuticals* (A)                               69,069           2,569
   Owens & Minor                                          14,500             602
   Palomar Medical Technologies*                          21,900             198
   Par Pharmaceutical*                                     9,863             115
   Parexel International*                                 12,200             101
   Patterson*                                             84,644           1,593
   PDL BioPharma                                          75,504             723
   Pediatrix Medical Group* (A)                          177,701           5,530
   PerkinElmer                                           106,337           1,920

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Perrigo (A)                                            13,746   $         473
   Pharmaceutical Product Development                     54,972           1,448
   PharmaNet Development Group*                           32,100              39
   Phase Forward*                                            456               7
   Pozen*                                                 20,900             142
   Profarma Distribuidora de Produtos
   Farmaceuticos (Brazil)                                221,400             653
   Quidel*                                                15,500             211
   Regeneron Pharmaceuticals*                             12,400             192
   Res-Care*                                             128,242           1,673
   Resmed*                                                27,950           1,016
   Rigel Pharmaceuticals* (A)                            143,900           1,068
   Salix Pharmaceuticals*                                 18,300             148
   Sepracor* (A)                                           8,100              95
   Sirona Dental Systems*                                157,239           1,884
   Somanetics*                                            35,705             626
   SonoSite*                                              10,125             183
   STERIS                                                 17,900             495
   Sun Healthcare Group*                                 170,600           1,709
   Symmetry Medical*                                     129,400           1,159
   Techne                                                 19,900           1,234
   Teleflex                                               52,881           2,506
   Theravance* (A)                                       135,692             906
   TomoTherapy*                                          178,630             413
   TranS1* (A)                                            30,400             226
   United Therapeutics* (A)                               17,032             934
   Universal Health Services, Cl B                        31,277           1,162
   Valeant Pharmaceuticals International*                  9,000             175
   Varian*                                                53,700           1,965
   Varian Medical Systems*                                28,300           1,142
   VCA Antech* (A)                                        22,256             424
   Vertex Pharmaceuticals*                                24,500             602
   Viropharma* (A)                                       135,699           1,533
   Warner Chilcott, Cl A* (A)                             64,200             851
   Waters*                                                59,921           2,470
   Watson Pharmaceuticals* (A)                           177,447           4,214
   WellCare Health Plans*                                 34,900             313
   Zoll Medical*                                           7,400             132
                                                                   -------------
                                                                         169,799
                                                                   -------------

INDUSTRIALS -- 14.3%
   AAON                                                    7,300             139
   Aceto                                                  11,300             100
   Actuant, Cl A                                         176,080           3,159
   Acuity Brands (A)                                      37,091           1,000
   Administaff                                             9,198             157
   Advisory Board*                                        41,500           1,040
   Aegean Marine Petroleum Network (A)                    95,257           1,156
   AGCO* (A)                                              43,776           1,078
   Aircastle                                              45,300             246
   Alaska Air Group* (A)                                  33,900             778

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Albany International, Cl A                             16,052   $         247
   Alexander & Baldwin                                    11,237             290
   Allen-Vanguard*                                       684,500              55
   Alliant Techsystems*                                   12,837           1,055
   Allied Waste Industries*                               37,127             399
   Altra Holdings*                                        38,000             293
   Ametek (A)                                             71,265           2,489
   AO Smith (A)                                           72,490           2,373
   Apogee Enterprises                                     38,400             300
   Applied Industrial Technologies                        40,700             776
   Arkansas Best (A)                                      28,345             753
   Armstrong World Industries (A)                         24,493             416
   ATC Technology*                                        27,132             469
   Avis Budget Group*                                        202              --
   Barnes Group                                          101,370           1,357
   BE Aerospace*                                         187,315           1,532
   Beacon Roofing Supply*                                  6,471              76
   Belden (A)                                             82,359           1,435
   Blount International*                                  13,925             126
   BlueLinx Holdings                                       1,324               3
   Brady, Cl A                                            31,545             652
   Briggs & Stratton                                      88,600           1,248
   Brink's (A)                                           109,376           2,381
   Bucyrus International, Cl A                            32,153             628
   C.H. Robinson Worldwide (A)                            29,300           1,497
   CBIZ*                                                  21,883             176
   Ceradyne*                                              29,512             775
   Chart Industries*                                      68,917             659
   Cintas                                                 57,469           1,380
   CIRCOR International                                   21,000             458
   Clarcor                                                45,125           1,449
   Columbus McKinnon*                                     17,115             201
   Comfort Systems USA (A)                                79,200             661
   Consolidated Graphics*                                 50,194             721
   Continental Airlines, Cl B* (A)                        69,195           1,016
   Con-way (A)                                            38,700           1,082
   Copart* (A)                                            43,359           1,156
   Corrections of America* (A)                           203,326           3,678
   CoStar Group* (A)                                      89,720           2,927
   Courier                                                24,389             445
   Covanta Holding*                                       11,575             231
   CRA International* (A)                                 49,284           1,430
   Crane                                                  90,651           1,343
   Cubic                                                  58,000           1,534
   Cummins                                                29,164             746
   Curtiss-Wright                                         38,801           1,296
   Delta Air Lines*                                       22,500             198
   Deluxe (A)                                             59,405             625
   Donaldson                                              29,375           1,005
   Dover                                                  65,303           1,948
   Duff & Phelps, Cl A*                                    8,200              94
   Dun & Bradstreet                                       38,266           3,061
   Dycom Industries*                                     122,604             728

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Dynamic Materials (A)                                  99,100   $       1,576
   EMCOR Group*                                          112,369           1,772
   Ennis                                                  16,000             163
   EnPro Industries* (A)                                  78,000           1,456
   Equifax                                                41,414           1,054
   ESCO Technologies*                                      9,000             275
   Esterline Technologies*                                59,017           2,178
   Evergreen Solar* (A)                                  431,000           1,177
   Expeditors International Washington                    46,900           1,568
   Fastenal                                                2,400              92
   Federal Signal                                         66,300             465
   Flowserve                                               6,862             345
   Force Protection*                                     288,700           1,149
   Forward Air                                            47,840           1,106
   FTI Consulting* (A)                                    47,839           2,624
   G&K Services, Cl A                                     33,762             790
   Gardner Denver*                                       168,939           4,181
   GATX                                                    8,300             234
   GenCorp*                                               43,725             125
   Genesee & Wyoming, Cl A*                               76,600           2,327
   Geo Group*                                             56,700           1,094
   GeoEye* (A)                                            62,500           1,249
   Gibraltar Industries (A)                               20,200             261
   Goodrich                                               23,353             786
   GrafTech International*                               157,001           1,050
   Graham (A)                                             48,683             443
   Granite Construction (A)                               48,100           2,063
   Griffon*                                               53,800             430
   GT Solar International* (A)                           139,000             489
   H&E Equipment Services* (A)                           204,925           1,379
   Harsco                                                 22,600             568
   Hawaiian Holdings* (A)                                107,003             480
   Heico, Cl A                                            41,770             971
   Heidrick & Struggles International                     22,001             455
   Herman Miller                                          27,226             401
   Hexcel*                                                77,600             582
   HNI                                                       365               5
   Horizon Lines, Cl A                                   232,465             930
   HUB Group, Cl A*                                       45,095           1,204
   Hubbell, Cl B (A)                                      54,026           1,615
   Huron Consulting Group*                                27,100           1,412
   ICF International* (A)                                 76,362           1,497
   IDEX                                                   84,605           1,946
   Interface, Cl A                                        35,040             194
   ITT                                                    44,100           1,846
   JA Solar Holdings ADR*                                109,755             386
   Jacobs Engineering Group*                              17,944             803
   JB Hunt Transport Services (A)                        109,919           2,947
   Joy Global                                             24,921             580
   Kadant*                                                26,284             394
   Kaman                                                  13,504             318
   Kansas City Southern*                                  82,325           1,805
   Kaydon (A)                                             74,861           2,309

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   KBR                                                    18,900   $         260
   Kennametal (A)                                         50,250             940
   Kirby*                                                 90,011           2,289
   Knoll                                                  59,200             638
   Ladish*                                                12,869             213
   Landstar System (A)                                    37,625           1,209
   LB Foster, Cl A*                                       25,530             814
   Lennox International                                  109,336           3,022
   Lincoln Electric Holdings                              22,763           1,040
   Lydall*                                                24,900             131
   M&F Worldwide* (A)                                     23,186             365
   Manitowoc (A)                                          49,164             387
   Manpower                                               16,771             528
   Masco                                                   7,239              69
   MasTec*                                               136,994             878
   McGrath Rentcorp                                        3,900              70
   Michael Baker*                                         19,200             632
   Mine Safety Appliances                                 21,900             535
   Monster Worldwide*                                     51,900             595
   Mueller Industries                                     39,900             930
   Mueller Water Products, Cl B                           55,420             329
   Navigant Consulting*                                   35,842             678
   NCI Building Systems* (A)                              23,300             355
   NN                                                     85,100             119
   Old Dominion Freight Line*                             88,635           2,109
   Orbital Sciences* (A)                                 112,446           1,934
   Orion Marine Group* (A)                               161,900           1,239
   Oshkosh Truck                                          93,794             657
   Paccar                                                 31,619             881
   Pacer International                                    18,200             176
   Pall (A)                                              112,513           3,095
   Pentair (A)                                            45,000           1,119
   Pitney Bowes                                           48,436           1,197
   PRG-Schultz International*                             26,100             117
   Quanta Services*                                      110,390           1,795
   Regal-Beloit                                           46,620           1,568
   Republic Airways Holdings*                             87,300           1,220
   Resources Connection*                                 362,222           6,270
   Ritchie Bros Auctioneers                               31,892             596
   Robbins & Myers                                        50,983           1,147
   Rollins                                               102,600           1,777
   Roper Industries (A)                                   20,200             925
   RR Donnelley & Sons                                    86,865           1,108
   RSC Holdings* (A)                                     183,200           1,491
   Rush Enterprises, Cl A*                               221,257           1,943
   Ryder System                                          131,169           4,710
   Sauer-Danfoss                                          18,084             146
   School Specialty*                                      30,709             492
   Seaboard                                                  420             378
   Shaw Group*                                            28,069             516
   Skywest                                                36,853             560
   Southwest Airlines                                    166,400           1,439
   Spirit Aerosystems Holdings, Cl A*                     90,689             821

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   SPX                                                    22,000   $         821
   Standard Parking*                                     114,695           2,294
   Standard Register                                      24,768             139
   Steelcase, Cl A                                       188,635           1,217
   Stericycle* (A)                                        14,873             852
   Sterling Construction*                                  6,900             114
   Sunpower, Cl A* (A)                                    85,344           2,964
   Sunpower, Cl B*                                        15,301             398
   Suntech Power Holdings ADR* (A)                        43,600             373
   SYKES Enterprises*                                    210,349           3,902
   TAL International Group (A)                            80,400             908
   TBS International, Cl A* (A)                           25,900             122
   Tecumseh Products, Cl A*                               34,631             409
   Teledyne Technologies*                                 16,600             674
   Tetra Tech* (A)                                        47,047             943
   Textainer Group Holdings (A)                          121,000           1,226
   Textron                                                70,100           1,068
   Thermadyne Holdings*                                   12,822              84
   Thomas & Betts*                                        35,638             677
   Toro                                                    3,224              92
   TransDigm Group*                                       36,465           1,295
   Trex*                                                  21,700             294
   Trimas*                                                 1,802               3
   Triumph Group                                          14,504             496
   United Rentals* (A)                                    68,204             550
   United Stationers*                                     54,465           1,733
   United Technologies                                     5,754             279
   URS*                                                   51,200           1,944
   Valmont Industries                                      5,600             310
   Wabtec (A)                                             56,561           2,183
   Waste Connections* (A)                                 99,131           2,799
   Watson Wyatt Worldwide, Cl A                           57,408           2,315
   Watts Water Technologies, Cl A                         16,290             367
   Werner Enterprises                                     37,086             645
   WESCO International*                                  139,629           2,065
   WW Grainger                                            12,000             847
   Xerium Technologies                                    10,272              12
   YRC Worldwide* (A)                                     44,500             177
                                                                   -------------
                                                                         214,318
                                                                   -------------
INFORMATION TECHNOLOGY -- 16.1%
   3Com*                                                 455,477             916
   Acxiom                                                103,187             775
   ADC Telecommunications* (A)                           223,173           1,587
   Advanced Analogic Technologies*                       292,000             733
   Advanced Energy Industries*                           151,858           1,181
   Advanced Micro Devices*                                73,100             173
   Advent Software* (A)                                   56,600           1,262
   Akamai Technologies* (A)                              177,865           2,182
   Alliance Data Systems* (A)                             56,004           2,426
   Amkor Technology* (A)                                  77,800             171
   Analog Devices                                         50,129             857

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Anixter International* (A)                             20,700   $         567
   Ansys*                                                 31,800             918
   Applied Micro Circuits*                               118,900             440
   Arris Group* (A)                                      548,585           3,944
   Arrow Electronics*                                     68,086             940
   Asyst Technologies* (A)                               475,783             209
   Atmel*                                                612,087           1,714
   ATMI* (A)                                             197,692           2,357
   Autodesk*                                               4,988              83
   Avnet*                                                 33,552             478
   Avocent*                                              103,062           1,939
   Bankrate*                                              33,130             910
   Benchmark Electronics* (A)                            113,525           1,439
   Black Box                                              44,545           1,090
   Blackbaud                                               1,116              14
   Blackboard* (A)                                        25,606             631
   BMC Software*                                          24,466             611
   Brightpoint*                                           82,605             340
   Broadridge Financial Solutions                         37,700             430
   Brooks Automation*                                     16,700              65
   CACI International, Cl A*                              12,594             559
   Cadence Design Systems* (A)                           127,769             493
   Checkpoint Systems*                                    33,834             391
   China Digital TV Holding ADR* (A)                      95,400             468
   Ciena* (A)                                             72,600             537
   Cirrus Logic*                                          43,473             183
   Citrix Systems*                                        18,442             492
   Cognex                                                 32,666             445
   Cogo Group*                                            22,900              78
   Coherent*                                              29,537             735
   CommScope*                                            121,083           1,367
   Commvault Systems* (A)                                 92,500             948
   Computer Sciences*                                     71,635           1,996
   Concur Technologies* (A)                               44,660           1,226
   Convergys*                                            118,100             743
   Cray*                                                  21,892              41
   Cree*                                                   9,164             146
   CSG Systems International*                             87,858           1,479
   CTS                                                   117,541             650
   Cymer* (A)                                             28,415             668
   Cypress Semiconductor* (A)                            119,465             446
   DealerTrack Holdings* (A)                             288,999           3,425
   Diebold (A)                                           122,982           3,444
   Digital River*                                         22,836             482
   Diodes* (A)                                           106,479             497
   Dolby Laboratories, Cl A*                              55,300           1,649
   DSP Group* (A)                                        274,311           1,569
   DST Systems*                                           11,400             431
   DTS*                                                   91,110           1,510
   Earthlink* (A)                                        109,400             729
   EF Johnson Technologies* (A)                          118,500             153
   Electronics for Imaging*                               42,053             411
   Emulex*                                                89,103             635

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Equinix* (A)                                           73,260   $       3,327
   Euronet Worldwide*                                    182,275           1,555
   F5 Networks*                                            8,500             212
   Factset Research Systems (A)                           15,000             600
   Fair Isaac                                                112               2
   Fidelity National Information Services                  6,590             113
   Flextronics International* (A)                        264,500             619
   Flir Systems*                                          28,680             890
   Gartner*                                              113,208           1,739
   Gerber Scientific*                                    112,900             271
   Gevity HR (A)                                          75,900             121
   GSI Commerce* (A)                                     673,863           5,364
   Harris Stratex Networks, Cl A* (A)                    250,172           1,248
   Heartland Payment Systems                              28,950             497
   Hewitt Associates, Cl A*                              107,607           3,075
   Hutchinson Technology* (A)                             56,700             159
   IAC*                                                   36,300             537
   Imation (A)                                           143,535           1,906
   Immersion* (A)                                        237,900             921
   Information Services Group*                           253,600             786
   Ingram Micro, Cl A*                                    47,838             515
   Insight Enterprises*                                   72,500             295
   Integral Systems                                       18,200             437
   Integrated Device Technology*                         555,445           2,872
   InterDigital*                                          14,517             385
   Intermec*                                              11,253             149
   Internet Brands, Cl A* (A)                            213,800           1,341
   Intersil, Cl A                                        274,500           2,487
   Intuit*                                                43,700             968
   Itron* (A)                                              8,700             412
   IXYS                                                   12,100              88
   j2 Global Communications*                              39,800             777
   Jabil Circuit                                         169,580           1,116
   JDA Software Group* (A)                               178,600           2,354
   JDS Uniphase*                                          24,634              67
   Juniper Networks*                                      14,699             256
   Jupitermedia*                                         137,000              37
   Kenexa* (A)                                            35,800             216
   Keynote Systems* (A)                                  180,796           1,378
   Knot* (A)                                             233,409           1,755
   Kulicke & Soffa Industries* (A)                        97,700             138
   Lam Research*                                          31,619             639
   Lawson Software* (A)                                  831,063           3,258
   Lender Processing Services                             80,100           1,767
   Lexmark International, Cl A*                           99,121           2,595
   Linear Technology                                      24,400             487
   Littelfuse*                                            33,788             508
   LSI*                                                   67,500             181
   MAXIMUS (A)                                            24,800             779
   McAfee*                                                53,423           1,620
   MEMC Electronic Materials*                              7,000             105
   Mentor Graphics* (A)                                  130,910             888
   MercadoLibre* (A)                                      34,645             427

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Metavante Technologies* (A)                            50,300   $         869
   Methode Electronics                                   119,400           1,010
   Mettler Toledo International*                          51,216           4,213
   Microsemi*                                            310,940           6,060
   MicroStrategy, Cl A*                                   13,180             470
   Microtune*                                             34,150              79
   MIPS Technologies, Cl A*                              348,200             470
   MKS Instruments* (A)                                  128,246           1,835
   Molex (A)                                              96,673           1,315
   Monolithic Power Systems*                              20,086             192
   Monotype Imaging Holdings*                             99,742             539
   Move*                                                 211,025             251
   MTS Systems                                            17,938             467
   Multi-Fineline Electronix* (A)                         43,400             453
   National Semiconductor                                 38,212             420
   NCR*                                                   14,825             225
   Net 1 UEPS Technologies*                              118,475           1,208
   NetApp*                                                27,029             365
   Netgear*                                              119,500           1,446
   Netscout Systems*                                      20,300             161
   NeuStar, Cl A*                                        161,265           3,088
   Novatel Wireless* (A)                                 279,800           1,072
   Novellus Systems* (A)                                  30,300             375
   Nuance Communications* (A)                            151,433           1,390
   Omniture* (A)                                         344,921           3,428
   ON Semiconductor* (A)                                 244,115             713
   Open Text*                                             12,293             327
   OSI Systems*                                           98,524           1,368
   Palm* (A)                                             223,101             533
   Parametric Technology*                                147,073           1,700
   Park Electrochemical (A)                               66,700           1,186
   Parkervision* (A)                                     234,850             869
   Pericom Semiconductor*                                123,355             667
   Perot Systems, Cl A*                                   67,129             838
   Plantronics                                            24,108             306
   Plexus*                                                74,895           1,249
   PMC - Sierra*                                         820,300           3,289
   Polycom* (A)                                          271,700           5,116
   Power Integrations (A)                                124,988           2,287
   Powerwave Technologies*                               125,857              60
   QLogic* (A)                                            70,300             747
   RealNetworks*                                          28,600             109
   Red Hat* (A)                                          330,200           3,054
   RF Micro Devices* (A)                                 388,000             516
   Richardson Electronics                                 35,594             109
   Riverbed Technology* (A)                              319,400           2,999
   Rogers*                                                 3,300              93
   Rudolph Technologies*                                 209,500             691
   S1*                                                    17,900             134
   SAIC*                                                  91,195           1,623
   Salary.com*                                           223,825             531
   Sapient*                                              199,100             784
   SAVVIS*                                               143,850           1,132
   Scansource*                                            25,491             434

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Seachange International*                              144,500   $       1,144
   Seagate Technology                                    157,300             662
   Silicon Image*                                         66,885             253
   Silicon Laboratories*                                  72,497           1,520
   SkillSoft ADR*                                        870,244           5,221
   Skyworks Solutions* (A)                               279,200           1,505
   Sohu.com* (A)                                          28,840           1,400
   Solera Holdings*                                      241,954           4,735
   Standard Microsystems*                                  4,264              65
   Stratasys* (A)                                        126,170           1,408
   Sun Microsystems*                                     120,900             383
   Sybase* (A)                                           154,341           3,803
   Symyx Technologies*                                    20,413              82
   Synaptics*                                             53,500           1,175
   SYNNEX* (A)                                            32,643             341
   Synopsys*                                             186,420           2,988
   Tech Data*                                             10,814             189
   Technitrol                                             43,001             150
   TechTarget*                                            86,412             396
   Techwell* (A)                                          17,900              99
   Tekelec*                                                   65               1
   TeleCommunication Systems, Cl A*                       17,200             136
   TeleTech Holdings*                                    160,800           1,418
   Teradata*                                              32,710             439
   Teradyne* (A)                                          75,400             286
   Terremark Worldwide*                                  344,085           1,249
   Tessera Technologies*                                 123,504           2,270
   TIBCO Software*                                       112,376             544
   TNS*                                                   44,100             377
   Total System Services                                  49,900             712
   Trimble Navigation*                                   149,677           3,047
   TriQuint Semiconductor* (A)                           740,674           1,911
   TTM Technologies* (A)                                 269,338           1,376
   Ultratech*                                             28,512             358
   United Online (A)                                     255,972           1,697
   Universal Display* (A)                                127,500             929
   Utstarcom*                                            138,341             263
   Valueclick*                                             6,400              39
   Varian Semiconductor Equipment Associates*             18,825             346
   Vasco Data Security International* (A)                111,202           1,161
   Veeco Instruments*                                     35,650             211
   Vignette*                                              37,917             330
   VistaPrint* (A)                                       437,774           7,158
   Vocus* (A)                                            137,704           2,502
   Western Digital*                                       97,404           1,188
   Wind River Systems* (A)                               158,200           1,319
   Wright Express*                                       164,811           1,876
   Xyratex*                                               80,198             221
   Zoran*                                                      6              --
   Zygo*                                                 109,018             721
                                                                   -------------
                                                                         242,116
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
MATERIALS -- 3.9%
   A. Schulman                                            68,057   $         924
   Air Products & Chemicals                               21,369           1,021
   Airgas                                                 68,956           2,465
   Albemarle                                              34,917             710
   AM Castle                                               7,900              72
   AMCOL International (A)                                42,500             856
   Arch Chemicals                                         11,090             320
   Ashland (A)                                            74,556             712
   Bemis                                                  24,431             660
   Buckeye Technologies*                                  71,300             322
   Cabot                                                  41,871             866
   Carpenter Technology                                  113,291           1,887
   Celanese, Cl A                                         20,552             237
   Century Aluminum*                                      17,704             144
   CF Industries Holdings                                  3,831             202
   Commercial Metals                                      25,400             304
   Crown Holdings*                                        36,000             578
   Cytec Industries                                       12,199             269
   Domtar*                                               329,724             462
   Eastman Chemical                                       33,102           1,089
   Ecolab                                                 41,400           1,589
   Ferro                                                  50,100             322
   FMC                                                    59,653           2,607
   Glatfelter                                                889               8
   Greif, Cl A                                            32,477           1,077
   Grupo Simec ADR*                                      158,500             729
   H.B. Fuller (A)                                        87,722           1,556
   Horsehead Holding*                                    106,100             329
   Innophos Holdings                                      38,480             634
   Innospec                                               46,495             268
   International Flavors & Fragrances                     14,779             451
   Katanga Mining (Canada)*                              329,300             231
   Koppers Holdings                                       11,336             243
   Lubrizol                                               45,400           1,594
   MeadWestvaco (A)                                       88,120           1,027
   Myers Industries                                      108,232             658
   Neenah Paper                                           41,905             343
   NewMarket (A)                                          36,436           1,220
   Olin (A)                                              121,786           1,995
   OM Group*                                              12,300             243
   Owens-Illinois*                                       118,179           2,390
   Packaging of America                                   45,862             685
   Pactiv*                                               142,034           3,549
   PolyOne*                                              173,800             492
   Reliance Steel & Aluminum                              60,783           1,253
   Rock-Tenn, Cl A                                        37,800           1,277
   Rockwood Holdings*                                     77,360             692
   RPM International                                      38,400             460
   RTI International Metals*                              14,600             176
   Schnitzer Steel Industries, Cl A (A)                   12,200             329
   Schweitzer-Mauduit International                       16,886             311
   Silgan Holdings                                       149,921           6,782
   Sonoco Products                                       121,042           3,038

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Spartech                                                  559   $           3
   Steel Dynamics (A)                                    131,821           1,089
   Temple-Inland (A)                                     158,700             501
   Terra Industries                                       34,247             504
   Titanium Metals (A)                                    88,400             747
   United States Steel                                     4,300             131
   Universal Stainless & Alloy*                           65,000             793
   US Concrete*                                           32,445             104
   Valspar                                                 6,835             134
   Western Goldfields*                                 1,134,500           1,543
                                                                   -------------
                                                                          58,207
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.0%
   Alaska Communications Systems Group                    96,225             933
   Atlantic Telegraph-Network                             11,100             255
   Cbeyond* (A)                                           79,982           1,217
   Centennial Communications*                            309,100           2,389
   CenturyTel (A)                                        125,166           3,324
   Cincinnati Bell* (A)                                  262,011             453
   Clearwire, Cl A* (A)                                  253,400           1,678
   Embarq                                                 51,258           1,673
   Fairpoint Communications (A)                          381,900           1,337
   Globalstar* (A)                                       592,100             124
   Iowa Telecommunications Services                       60,742             929
   NII Holdings*                                         223,700           4,349
   NTELOS Holdings                                        25,082             557
   SBA Communications, Cl A* (A)                         343,279           5,420
   Sierra Wireless*                                      134,300           1,098
   Sierra Wireless* (A)                                   47,500             389
   Syniverse Holdings*                                   150,461           1,470
   Telephone & Data Systems                                7,439             241
   tw telecom inc, Cl A*                                 151,572           1,156
   USA Mobility                                           37,525             409
   Windstream                                             18,355             163
                                                                   -------------
                                                                          29,564
                                                                   -------------
UTILITIES -- 5.2%
   AGL Resources                                         162,078           4,880
   Alliant Energy                                         67,583           2,154
   Atmos Energy                                           73,390           1,830
   Avista (A)                                             17,600             311
   Black Hills                                            10,517             271
   Cascal                                                 59,400             262
   Centerpoint Energy                                    155,000           2,004
   Central Vermont Public Service                         15,600             295
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)                             159,200           1,114
   Cleco                                                  91,636           2,160
   Consolidated Edison                                    14,243             575
   DPL                                                    46,775             974
   DTE Energy                                              2,730             102
   Empire District Electric                               45,242             794

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Energen                                               105,655   $       3,254
   Equitable Resources                                    73,926           2,467
   Idacorp (A)                                            62,792           1,909
   ITC Holdings (A)                                       86,530           3,634
   Laclede Group                                          20,625           1,087
   MDU Resources Group                                    29,185             593
   National Fuel Gas                                       6,531             212
   New Jersey Resources                                   57,530           2,310
   Nicor (A)                                              50,100           2,043
   Northeast Utilities                                    64,989           1,514
   Northwest Natural Gas (A)                              46,912           2,343
   NorthWestern (A)                                       99,325           2,052
   NV Energy                                             126,976           1,204
   OGE Energy                                             57,515           1,524
   Ormat Technologies (A)                                 18,900             569
   Pepco Holdings                                          8,400             151
   Pinnacle West Capital                                  79,600           2,420
   PNM Resources                                          10,336             108
   PNOC Energy Development (Philippines)              10,297,500             536
   Portland General Electric                             206,786           3,786
   Puget Energy                                           58,600           1,435
   Questar                                                50,900           1,639
   Reliant Energy*                                        49,359             283
   SCANA                                                 147,477           5,125
   Southwest Gas                                          45,049           1,167
   TECO Energy                                            70,400             915
   UGI                                                    82,518           1,928
   UIL Holdings                                            8,100             241
   Unisource Energy                                        4,500             126
   Vectren (A)                                            78,706           2,216
   Westar Energy (A)                                     121,762           2,463
   WGL Holdings                                           52,781           1,905
   Wisconsin Energy (A)                                  127,010           5,520
   Xcel Energy                                            57,684           1,085
                                                                   -------------
                                                                          77,490
                                                                   -------------
Total Common Stock
   (Cost $2,143,970) ($ Thousands)                                     1,395,798
                                                                   -------------
EXCHANGE TRADED FUNDS -- 0.2%
   iShares Russell 2000 Index Fund                        35,617           1,681
   Midcap SPDR Trust Series 1                             14,025           1,313
   Powershares QQQ                                        12,421             362
                                                                   -------------
Total Exchange Traded Funds
   (Cost $3,604) ($ Thousands)                                             3,356
                                                                   -------------

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
PREFERRED STOCK -- 0.1%
FINANCIALS -- 0.1%
   East West Bancorp                                         906   $         824
                                                                   -------------
Total Preferred Stock
   (Cost $896) ($ Thousands)                                                 824
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
ENERGY -- 0.0%
   Nova Biosource Fuels
         10.000%, 09/30/12                         $       1,826             452
   Scorpio Mining
         7.000%, 05/05/11 (C) (G) (H)                        509             290
                                                                   -------------
                                                                             742
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.1%
   Hutchinson Technology
      2.250%, 03/15/10                                     1,125             811
                                                                   -------------
Total Convertible Bonds
   (Cost $3,116) ($ Thousands)                                             1,553
                                                                   -------------

                                                     Number of
                                                      Warrants
                                                   -------------
WARRANTS -- 0.0%
   Oilsands Quest, Expires 12/08/09*                      20,000               1
   Rentech, Expires 04/25/12* (C) (G) (H)                 13,800               2
   Titanium Asset Management,
      Expires 06/21/11*                                  105,000             142
   Triplecrown Acquisition,
      Expires 10/25/12*                                  178,525              18
                                                                   -------------
Total Warrants
   (Cost $189) ($ Thousands)                                                 163
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills
         0.423%, 02/19/09 (D) (E)                            875             875
         0.010%, 02/12/09 (D) (E)                          7,934           7,933
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $8,808) ($ Thousands)                                             8,808
                                                                   -------------
CASH EQUIVALENT -- 3.8%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      1.580%**+                                       56,277,698          56,278
                                                                   -------------
Total Cash Equivalent
   (Cost $56,278) ($ Thousands)                                           56,278
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
AFFILIATED PARTNERSHIP -- 20.7%
   SEI Liquidity Fund, L.P.,
      1.630%**+ (F)                                  318,626,373   $     310,845
                                                                   -------------
Total Affiliated Partnership
   (Cost $318,626) ($ Thousands)                                         310,845
                                                                   -------------
Total Investments -- 118.6%
   (Cost $2,535,487) ($ Thousands)                                 $   1,777,625
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                       NUMBER OF                   UNREALIZED
      TYPE OF          CONTRACTS    EXPIRATION    DEPRECIATION
     CONTRACT        LONG (SHORT)      DATE      ($ THOUSANDS)
------------------   ------------   ----------   -------------
Russell E-Mini            784        Dec-2008       $(1,318)
S&P Mid 400 E-Mini        611        Dec-2008          (480)
                                                    -------
                                                    $(1,798)
                                                    =======

Percentages are based on a Net Assets of $1,498,643 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $303,935 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Securities considered illiquid. The total value of such securities as of November 30, 2008 was $1,157 ($ Thousands) and represented 0.08% of net assets (see Note 3).

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $310,845 ($ Thousands)

(G) Securities considered restricted. The total value of such securities as of November 30, 2008 was $777 ($ Thousands) and represented 0.05% of net assets (see Note 3).

(H) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2008 was $777 ($ Thousands) and represented 0.05% of net assets.

ADR  -- American Depositary Receipt

Cl   -- Class

CV   -- Convertible Security

LLC  -- Limited Liability Company

PIPE -- Private Investment in Public Entity

SPDR -- Standard & Poor's Depositary Receipts

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Financials                           18.1%
Energy                                9.3%
Health Care                           8.7%
Telecommunication Services            8.2%
Industrials                           8.0%
Consumer Staples                      8.0%
Affiliated Partnership                7.1%
Materials                             6.8%
Consumer Discretionary                6.1%
Utilities                             5.9%
Information Technology                4.2%
Short-Term Investment                 4.2%
U.S. Treasury Obligations             2.7%
Mortgage-Backed Securities            1.9%
Asset-Backed Securities               0.4%
U.S. Government Agency Obligations    0.3%
Rights                                0.1%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 86.6%
AUSTRALIA -- 3.5%
   AGL Energy (A)                                         23,200   $         232
   Amcor (A)                                              35,000             136
   Ansell (A)                                              8,666              72
   Aristocrat Leisure (A)                                 14,312              37
   Australia & New Zealand
      Banking Group (A)                                  165,460           1,609
   AWB (A)                                                59,495             133
   Babcock & Brown                                        11,693               2
   Bank of Queensland (A)                                  9,200              59
   Beach Petroleum (A)                                    10,500               6
   BHP Billiton (A)                                      316,897           5,947
   Billabong International (A)                             5,585              39
   BlueScope Steel (A)                                     7,967              21
   Boart Longyear Group (A)                                9,755               2
   Brambles (A)                                            8,400              40
   Campbell Brothers (A)                                   1,562              20
   Centennial Coal (A)                                   102,355             176
   CFS Retail Property Trust+++ (A)                       48,400              67
   Challenger Financial Services
      Group (A)                                          141,531             126
   Coca-Cola Amatil (A)                                   37,600             213
   Cochlear (A)                                            6,212             225
   Commonwealth Bank of Australia (A)                     32,230             721
   Computershare (A)                                      37,242             161
   Crown (A)                                              23,323              71
   CSL (A)                                               150,089           3,418
   CSR (A)                                                13,680              12
   Dexus Property Group+++ (A)                            96,200              53
   Downer EDI (A)                                         72,000             197
   Energy Resources of Australia (A)                       4,317              46
   Fairfax Media (A)                                      16,607              15
   Felix Resources (A)                                    13,530              49
   Flight Centre (A)                                       7,100              41

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Foster's Group (A)                                    101,300   $         363
   Goodman Fielder (A)                                   325,290             287
   Goodman Group+++ (A)                                  173,218             110
   GPT Group+++ (A)                                       39,545              24
   Incitec Pivot (A)                                     271,415             472
   ING Industrial Fund+++ (A)                            218,296              63
   Insurance Australia Group (A)                          49,200             118
   JB Hi-Fi (A)                                            6,602              36
   Lion Nathan (A)                                        29,700             169
   Macquarie Airports (A)                                465,293             619
   Macquarie Group (A)                                    10,513             206
   Macquarie Infrastructure Group (A)                    660,681             759
   Macquarie Office Trust+++ (A)                          34,360               7
   Mirvac Group+++ (A)                                    18,303              17
   National Australia Bank (A)                           123,646           1,627
   Newcrest Mining (A)                                    31,964             509
   Nufarm (A)                                             62,144             374
   OneSteel (A)                                           12,704              21
   Orica (A)                                              20,200             205
   Origin Energy (A)                                      86,781             907
   Pacific Brands (A)                                    174,604              85
   Qantas Airways (A)                                    604,407             920
   QBE Insurance Group (A)                                11,500             180
   Ramsay Health Care (A)                                  2,600              15
   Rio Tinto (A)                                           8,534             261
   Santos (A)                                             22,900             227
   St. George Bank                                         8,926             128
   Suncorp-Metway (A)                                     32,815             169
   TABCORP Holdings (A)                                   52,575             241
   Telstra (A)                                           632,069           1,678
   Wesfarmers (A)                                         61,733             755
   Westfield Group+++ (A)                                 60,000             589
   Westpac Banking (A)                                    99,168           1,165
   Woodside Petroleum (A)                                 10,351             245
   Woolworths (A)                                         68,148           1,197
                                                                   -------------
                                                                          28,694
                                                                   -------------
AUSTRIA -- 0.3%
   Erste Group Bank (A)                                   13,472             308
   IMMOFINANZ (A)                                         15,025               7
   OMV (A)                                                34,933             884
   Raiffeisen International Bank
      Holding (A)                                          9,614             269
   Voestalpine (A)                                        49,682           1,055
                                                                   -------------
                                                                           2,523
                                                                   -------------
BELGIUM -- 0.7%
   Banque Nationale de Belgique (A)                            3               8
   Colruyt (A)                                             2,814             607
   Delhaize Group (A)                                     13,200             793
   Dexia (A)                                              64,424             281
   Euronav (A)                                             4,934              59

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Fortis (A)                                             89,621   $          85
   Groupe Bruxelles Lambert (A)                           13,458             994
   KBC Groep (A)                                           9,005             274
   Solvay (A)                                             29,055           2,078
   Telenet Group Holding* (A)                                633               9
   Tessenderlo Chemie (A)                                    746              22
   UCB (A)                                                13,372             402
                                                                   -------------
                                                                           5,612
                                                                   -------------
BERMUDA -- 0.0%
   Hiscox (GBP) (A)                                        2,764              13
   Huabao International Holdings
      (HKD) (A)                                            9,000               6
   Road King Infrastructure (HKD) (A)                     12,000               4
   Seadrill (NOK) (A)                                     43,559             353
                                                                   -------------
                                                                             376
                                                                   -------------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR, Cl B                         20,200             220
   Uniao de Bancos Brasileiros ADR                         7,200             461
                                                                   -------------
                                                                             681
                                                                   -------------
CANADA -- 2.4%
   Agrium                                                 12,910             406
   Barrick Gold                                           50,400           1,532
   Brookfield Asset Management, Cl A                      40,300             620
   Canadian Imperial Bank of
      Commerce                                            14,900             599
   Canadian National Railway                              37,620           1,366
   EnCana                                                 93,740           4,442
   Fairfax Financial Holdings                              2,000             580
   Gerdau Ameristeel                                      86,800             422
   Goldcorp                                               95,090           2,565
   Inmet Mining                                            5,900              91
   National Bank of Canada                                 6,460             215
   Nexen                                                  53,673           1,103
   Petro-Canada                                           52,170           1,418
   Royal Bank of Canada                                   43,500           1,513
   Sun Life Financial                                     45,500           1,014
   TELUS, Cl A                                               146               5
   Toronto-Dominion Bank                                  37,990           1,408
                                                                   -------------
                                                                          19,299
                                                                   -------------
CHINA -- 0.5%
   Bank of Communications, Cl H (A)                    1,958,000           1,295
   China Citic Bank (A)                                   34,270              12
   China Life Insurance, Cl H (A)                        630,650           1,628
   China Petroleum & Chemical,
      Cl H (A)                                         1,535,790           1,024
   Foxconn International Holdings* (A)                     2,770               1
                                                                   -------------
                                                                           3,960
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CZECH REPUBLIC -- 0.1%
   CEZ (A)                                                26,400   $       1,062
                                                                   -------------
DENMARK -- 0.6%
   A P Moeller - Maersk, Cl A (A)                             92             474
   A P Moeller - Maersk, Cl B (A)                            168             865
   Carlsberg, Cl B (A)                                       450              14
   D/S Nordern (A)                                         4,614             123
   Danisco (A)                                             2,537             116
   Danske Bank (A)                                        50,570             594
   East Asiatic (A)                                        4,170             134
   Novo-Nordisk, Cl B (A)                                 24,196           1,241
   Vestas Wind Systems* (A)                               25,725           1,165
                                                                   -------------
                                                                           4,726
                                                                   -------------
FINLAND -- 1.1%
   Fortum (A)                                             38,215             767
   Konecranes (A)                                         13,657             203
   Metso (A)                                              25,017             302
   Nokia (A)                                             166,335           2,354
   Pohjola Bank, Cl A (A)                                  6,233              80
   Sampo, Cl A (A)                                       128,799           2,395
   Stora Enso, Cl R (A)                                  135,800           1,105
   UPM-Kymmene (A)                                        71,928           1,036
   Wartsila, Cl B (A)                                     15,573             364
   YIT (A)                                                 1,362               8
                                                                   -------------
                                                                           8,614
                                                                   -------------
FRANCE -- 8.3%
   Air France-KLM (A)                                     33,000             430
   Alcatel-Lucent (A)                                     66,601             142
   Alstom (A)                                              7,944             425
   Arkema (A)                                             15,200             294
   Atos Origin (A)                                         1,773              39
   AXA (A)                                                36,550             694
   BNP Paribas (A)                                        98,120           5,431
   Bouygues (A)                                            1,262              52
   Capital Gemini (A)                                     22,759             733
   Carrefour (A)                                           4,423             167
   Casino Guichard Perrachon (A)                           5,629             345
   Christian Dior (A)                                      7,386             341
   Cie de Saint-Gobain (A)                                25,517           1,025
   Cie Generale de
      Geophysique-Veritas* (A)                             3,555              59
   CNP Assurances (A)                                      7,630             492
   Compagnie Generale des
   Etablissements Michelin, Cl B (A)                      20,000             959
   Credit Agricole (A)                                   161,140           1,798
   Eramet (A)                                                513              96
   Eurazeo (A)                                               908              47
   Eutelsat Communications (A)                            18,371             386
   France Telecom (A)                                    374,722           9,628

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Gaz de France (A)                                     106,786   $       4,280
   Gemalto* (A)                                           33,088             782
   Lafarge (A)                                             8,768             484
   Lagardere S.C.A. (A)                                   30,844           1,128
   Pernod-Ricard (A)                                      17,485           1,030
   Peugeot (A)                                            37,856             688
   PPR (A)                                                 8,310             396
   Rallye (A)                                              3,565              64
   Renault (A)                                            67,742           1,496
   Sanofi-Aventis (A)                                    163,882           9,048
   Schneider Electric (A)                                  8,745             552
   SCOR (A)                                               13,752             269
   SES Global (A)                                          2,447              43
   Societe Generale (A)                                   66,222           2,835
   Suez Environnement*                                    68,946           1,180
   Thales (A)                                             10,297             386
   Total (A)                                             261,727          13,732
   UBISOFT Entertainment* (A)                             17,884             413
   Unibail-Rodamco+++ (A)                                  2,514             337
   Vallourec (A)                                           6,872             733
   Veolia Environnement (A)                               15,040             376
   Vilmorin & Cie (A)                                          1              --
   Vivendi (A)                                           110,774           3,142
   Wendel (A)                                             10,598             485
                                                                   -------------
                                                                          67,462
                                                                   -------------
GERMANY -- 7.2%
   Allianz                                                53,240           4,406
   Arcandor*                                               8,201              19
   BASF                                                  117,871           3,753
   Bayer                                                 104,281           5,382
   Bilfinger Berger                                        4,746             194
   Commerzbank                                            62,520             572
   DaimlerChrysler                                        25,141             787
   Deutsche Bank                                          90,311           3,206
   Deutsche Boerse                                           590              42
   Deutsche Lufthansa                                    179,683           2,356
   Deutsche Post                                         141,684           2,030
   Deutsche Postbank                                       1,455              30
   Deutsche Telekom                                      375,541           5,189
   E.ON                                                  255,464           8,924
   Fresenius Medical Care                                 61,201           2,662
   GEA Group                                              30,643             472
   Hannover Rueckversicherung                              9,648             221
   Henkel                                                  9,146             226
   Hypo Real Estate Holding                               10,638              37
   Infineon Technologies*                                121,400             285
   K+S                                                     8,268             370
   KSB                                                       129              51
   Lanxess                                                11,400             191
   Linde                                                   9,655             704
   MAN                                                    13,081             592
   Muenchener Rueckversicherungs                          23,669           3,212

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Q-Cells*                                               13,900   $         470
   RWE                                                    51,664           4,332
   Salzgitter                                              8,352             576
   SAP                                                    96,661           3,292
   SGL Carbon*                                            16,888             438
   Siemens                                                25,899           1,547
   Suedzucker                                             27,314             344
   ThyssenKrupp                                           25,807             523
   Tognum                                                 19,372             211
   TUI                                                    60,970             678
   Volkswagen                                                372             132
                                                                   -------------
                                                                          58,456
                                                                   -------------
GREECE -- 0.2%
   Alpha Bank (A)                                         56,651             578
   Bank of Greece (A)                                        133               7
   OPAP (A)                                               29,675             734
                                                                   -------------
                                                                           1,319
                                                                   -------------
HONG KONG -- 2.2%
   Allied Properties HK (A)                               96,000               9
   BOC Hong Kong Holdings (A)                          1,148,250           1,333
   Cheung Kong Holdings (A)                              108,000           1,024
   China Agri-Industries Holdings* (A)                    45,000              16
   China Mobile (A)                                      367,100           3,372
   China Overseas Land &
      Investment (A)                                   1,034,000           1,351
   Chinese Estates Holdings (A)                           94,000              70
   CLP Holdings (A)                                       86,000             612
   Dairy Farm International Holdings (A)                   3,500              14
   Emperor International Holdings (A)                     46,580               3
   Esprit Holdings (A)                                   143,450             680
   First Pacific (A)                                      56,000              22
   Great Eagle Holdings (A)                               37,090              34
   Guoco Group (A)                                        27,000             166
   Hang Seng Bank (A)                                     87,130           1,118
   Henderson Land Development (A)                         79,900             274
   Hong Kong & China Gas (A)                              11,000              20
   Hongkong & Shanghai Hotels (A)                         23,500              17
   HongKong Electric Holdings (A)                        201,370           1,136
   Hongkong Land Holdings (A)                            375,000             903
   Hopewell Highway Infrastructure (A)                   158,000              85
   Hopewell Holdings (A)                                   8,000              21
   Hutchison Telecommunications
      International                                        5,000               1
   Hutchison Whampoa (A)                                 260,980           1,318
   Hysan Development (A)                                  32,000              51
   Jardine Matheson Holdings (A)                          17,200             307
   Jardine Strategic Holdings (A)                          1,000              10
   Kingboard Chemical Holdings (A)                        20,000              30
   Kowloon Development (A)                                93,000              45
   MTR (A)                                               212,500             474

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Noble Group (A)                                       425,000   $         282
   NWS Holdings (A)                                       60,300              70
   Orient Overseas International (A)                      32,500              53
   Pacific Basin Shipping (A)                             31,000              13
   Pacific Century Premium
      Developments (A)                                   262,000              64
   PCCW (A)                                              344,000             158
   SEA Holdings                                            4,000               1
   Shui On Construction and
      Materials (A)                                        8,000               4
   Sinolink Worldwide Holdings (A)                       618,000              35
   Sun Hung Kai Properties (A)                           182,900           1,461
   Texwinca Holdings (A)                                   8,000               4
   USI Holdings (A)                                       20,000               2
   VTech Holdings (A)                                      2,000               6
   Wharf Holdings (A)                                    157,052             376
   Wheelock (A)                                          178,930             341
   Wing Hang Bank (A)                                      4,500              21
   Wing On International (A)                               7,000               7
   Yue Yuen Industrial Holdings (A)                       85,490             156
                                                                   -------------
                                                                          17,570
                                                                   -------------
IRELAND -- 0.0%
   DCC (A)                                                 4,477              60
   Experian (A)                                           33,184             202
   Kerry Group, Cl A (A)                                   6,020             125
                                                                   -------------
                                                                             387
                                                                   -------------
ISRAEL -- 0.4%
   Teva Pharmaceutical Industries ADR                     75,260           3,247
                                                                   -------------
ITALY -- 3.2%
   ACEA (A)                                               39,758             514
   Banca Intesa (A)                                      619,802           1,865
   Banca Intesa RNC (A)                                   44,685              96
   Banche Popolari Unite (A)                               9,679             139
   Banco Popolare Scarl (A)                              109,084             999
   Enel (A)                                              655,354           4,094
   ENI (A)                                               360,600           8,174
   Fiat (A)                                               84,944             626
   Fondiaria-Sai (A)                                      23,700             431
   IFIL - Investments (A)                                134,684             392
   Iride (A)                                               9,076              12
   Italcementi (A)                                         7,129              42
   Mediobanca (A)                                         52,023             536
   Prysmian (A)                                            8,527              95
   Telecom Italia (A)                                  4,895,533           5,958
   Terna Rete Elettrica Nazionale (A)                    178,457             529
   UniCredito Italiano (A)                               672,375           1,535
   Unipol Gruppo Finanziario (A)                         262,689             378
                                                                   -------------
                                                                          26,415
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
JAPAN -- 20.1%
   77 Bank (A)                                            48,000   $         228
   ADEKA (A)                                               3,300              20
   Aderans Holdings (A)                                    1,100               9
   Aeon (A)                                               50,000             446
   Aeon Credit Service (A)                                36,800             463
   Aeon Delight (A)                                        1,000              27
   Aichi Bank (A)                                            200              16
   Aiful (A)                                              18,750              48
   Aioi Insurance (A)                                     15,000              60
   Aisan Industry (A)                                      1,100               6
   Aisin Seiki (A)                                        13,500             180
   Ajinomoto (A)                                          40,000             427
   Akita Bank (A)                                          1,000               4
   Aloka (A)                                               2,200              16
   Amada (A)                                              12,000              56
   Amano (A)                                                 100               1
   AOC Holdings (A)                                        5,200              28
   AOKI Holdings (A)                                       2,500              30
   Aoyama Trading (A)                                      4,200              55
   Aozora Bank (A)                                        15,000              17
   Asahi Breweries (A)                                    41,800             734
   Asahi Glass (A)                                        98,000             553
   Asahi Kasei (A)                                       102,000             435
   Asics (A)                                               6,000              36
   Astellas Pharma (A)                                    72,600           2,982
   Bank of Kyoto (A)                                     117,000           1,185
   Bank of Nagoya (A)                                     16,000              91
   Belluna (A)                                             2,850               7
   Benesse (A)                                            18,300             776
   BML (A)                                                   100               2
   Bridgestone (A)                                        46,000             775
   Calsonic Kansei (A)                                    18,000              29
   Canon Finetech (A)                                      2,300              23
   Cawachi (A)                                             7,400             116
   Central Japan Railway (A)                                 161           1,369
   Chiba Bank (A)                                         41,000             196
   Chiba Kogyo Bank* (A)                                   3,200              38
   Chubu Electric Power (A)                               21,300             589
   Chudenko (A)                                            4,300              70
   Circle K Sunkus (A)                                    13,000             246
   CKD (A)                                                 1,300               4
   Coca-Cola Central Japan (A)                                 3              20
   Coca-Cola West Holdings (A)                             3,200              69
   Corona (A)                                                700               6
   Cosmo Oil (A)                                           6,000              15
   Credit Saison (A)                                      27,200             364
   CyberAgent (A)                                            424             262
   Dai Nippon Printing (A)                                 4,000              42
   Daihatsu Motor (A)                                     62,000             451
   Daiichi Sankyo (A)                                     50,900           1,047
   Daiichikosho (A)                                        1,900              20
   Dainippon Ink and Chemicals (A)                        63,000             109

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Dainippon Sumitomo Pharma (A)                          29,000   $         247
   Daishi Bank (A)                                         5,000              21
   DaVinci Advisors* (A)                                     296              23
   DCM Japan Holdings (A)                                 14,900             112
   Dena (A)                                                   14              35
   Denso (A)                                              26,800             446
   Earth Chemical (A)                                        200               6
   East Japan Railway (A)                                    563           4,370
   EDION (A)                                               1,700               7
   Eighteenth Bank (A)                                    11,000              31
   Eisai (A)                                               8,400             286
   Electric Power Development (A)                         25,100             879
   FamilyMart (A)                                         53,000           2,168
   Fancl* (A)                                                400               5
   Fast Retailing (A)                                     19,900           2,290
   Fuji Electric Holdings (A)                             61,000              80
   Fuji Fire & Marine Insurance (A)                       29,000              50
   Fuji Heavy Industries (A)                              63,000             191
   Fuji Machine Manufacturing (A)                          1,700              12
   Fuji Television Network (A)                               100             140
   FUJIFILM Holdings (A)                                  43,300           1,063
   Fujikura (A)                                            6,000              18
   Fujitsu (A)                                           600,000           2,612
   Fujitsu Business Systems (A)                              100               1
   Fukuoka Financial Group (A)                            72,000             235
   Furukawa Electric (A)                                 148,000             572
   Furuno Electric (A)                                     2,300              13
   Fuyo General Lease (A)                                  1,000              16
   Gunma Bank (A)                                          4,000              24
   Hachijuni Bank (A)                                     10,000              51
   Heiwado (A)                                             3,100              46
   Higashi-Nippon Bank (A)                                13,000              37
   Higo Bank (A)                                           6,000              37
   HI-LEX (A)                                                200               2
   Hino Motors (A)                                        34,000              71
   Hisamitsu Pharmaceutical (A)                           15,100             611
   Hitachi (A)                                           446,100           2,081
   Hitachi Capital (A)                                     6,600              59
   Hitachi Chemical (A)                                   16,500             160
   Hitachi Koki (A)                                        6,400              48
   Hitachi Maxell (A)                                      6,400              52
   Hitachi Metals (A)                                     76,000             455
   Hitachi Software Engineering (A)                        3,900              57
   Hitachi Systems & Services (A)                            500               7
   Hokkaido Electric Power (A)                            11,100             261
   Hokuetsu Bank (A)                                      19,000              42
   Hokuriku Electric Power (A)                             7,100             181
   Honda Motor (A)                                       185,300           4,163
   Hosiden (A)                                             7,300              90
   Hyakugo Bank (A)                                       18,000             109
   Hyakujushi Bank (A)                                     8,000              40
   Inpex Holdings (A)                                        157           1,010
   Isetan Mitsukoshi Holdings (A)                         29,200             215
   Isuzu Motors (A)                                      661,000             826

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   IT Holdings (A)                                         8,300   $         109
   Itochu (A)                                            271,000           1,380
   Itochu Enex (A)                                         5,500              29
   Itoham Foods (A)                                        3,000              11
   Izumiya (A)                                             4,000              23
   J Front Retailing (A)                                   2,000               8
   Japan Airlines (A)                                    140,000             326
   Japan Aviation Electronics
      Industry (A)                                         9,000              35
   Japan Petroleum Exploration (A)                         1,200              48
   Japan Steel Works (A)                                 195,890           2,025
   Japan Tobacco (A)                                         633           2,337
   JFE Holdings (A)                                       96,400           2,355
   JFE Shoji Holdings (A)                                 15,000              41
   JGC (A)                                                15,000             174
   Juroku Bank (A)                                         7,000              28
   Kagawa Bank (A)                                         3,000              16
   Kajima (A)                                             29,000              85
   Kamigumi (A)                                           15,000             117
   Kaneka (A)                                             33,000             152
   Kansai Electric Power (A)                              12,100             329
   Kanto Natural Gas Development (A)                       5,000              36
   Kao (A)                                                88,000           2,530
   Kasumi (A)                                              4,000              23
   Kawasaki Kisen Kaisha (A)                             117,000             473
   KDDI (A)                                                  447           2,923
   Keisei Electric Railway (A)                            31,000             162
   Kirin Holdings (A)                                    140,000           1,711
   Kissei Pharmaceutical (A)                               2,000              52
   Koito Manufacturing (A)                                 2,000              13
   Komatsu (A)                                            57,000             688
   Komori (A)                                              6,300              68
   Konami (A)                                             24,000             544
   Konica Minolta Holdings (A)                            10,500              78
   Kose (A)                                                4,100              98
   Kuraray (A)                                            21,000             171
   Kurita Water Industries (A)                            27,600             657
   Kuroda Electric (A)                                     1,700              13
   Kyoei Steel (A)                                         1,400              21
   Kyorin (A)                                              2,000              21
   Kyowa Hakko Kogyo (A)                                  12,000             102
   Kyushu Electric Power (A)                              26,300             625
   Lawson (A)                                             30,900           1,552
   Leopalace21 (A)                                        28,700             271
   Lintec (A)                                              7,500              84
   Lion (A)                                               13,000              74
   Maeda (A)                                              10,000              32
   Maeda Road Construction (A)                             3,000              24
   Makita (A)                                             10,700             209
   Mandom (A)                                              1,400              39
   Marubeni (A)                                          312,000           1,099
   Maruichi Steel Tube (A)                                 2,200              53
   Matsushita Electric Industrial (A)                     53,000             646
   Mazda Motor (A)                                       170,000             295

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Meiji Seika Kaisha (A)                                 26,000   $         117
   Micronics Japan (A)                                     1,200              10
   Mie Bank (A)                                            5,000              20
   Mikuni Coca-Cola Bottling (A)                           2,700              24
   Millea Holdings (A)                                    45,600           1,107
   Minato Bank (A)                                        27,000              35
   Mitsubishi (A)                                        214,400           2,675
   Mitsubishi Chemical Holdings (A)                      256,500           1,078
   Mitsubishi Electric (A)                               206,000           1,116
   Mitsubishi Estate (A)                                  54,000             809
   Mitsubishi Gas Chemical (A)                           108,000             414
   Mitsubishi Heavy Industries (A)                       104,000             425
   Mitsubishi Materials (A)                               15,000              30
   Mitsubishi UFJ Financial Group (A)                    877,000           4,887
   Mitsui (A)                                            216,000           1,926
   Mitsui Chemicals (A)                                  246,000           1,000
   Mitsui Fudosan (A)                                     51,000             789
   Mitsui Home (A)                                         5,000              23
   Mitsui OSK Lines (A)                                  171,000             914
   Mitsui Sumitomo Insurance Group
      Holdings (A)                                        58,800           1,407
   Mitsui Trust Holdings (A)                             236,000             888
   Mitsumi Electric (A)                                   14,000             180
   Mizuho Financial Group (A)                                 72             192
   Mizuno (A)                                              4,000              19
   Mochida Pharmaceutical (A)                              2,000              23
   Morinaga Milk Industry (A)                             19,000              64
   Murata Manufacturing (A)                               15,500             537
   N E Chemcat (A)                                         1,000              14
   Nachi-Fujikoshi (A)                                     6,000              12
   Nafco (A)                                               1,300              16
   Nagase (A)                                             10,000              88
   Namco Bandai Holdings (A)                              71,200             714
   NEC (A)                                               147,000             415
   NEC Fielding (A)                                          800               8
   NHK Spring (A)                                         15,000              54
   Nichirei (A)                                           11,000              46
   Nikon (A)                                              46,400             527
   Nintendo (A)                                           20,435           6,375
   Nippo (A)                                               6,000              41
   Nippon Beet Sugar
      Manufacturing (A)                                    1,000               3
   Nippon Denko (A)                                        3,000              13
   Nippon Electric Glass (A)                              63,000             362
   Nippon Konpo Unyu Soko (A)                              1,000              10
   Nippon Meat Packers (A)                                 7,000              88
   Nippon Mining Holdings (A)                            304,400             903
   Nippon Oil (A)                                        168,000             635
   Nippon Seiki (A)                                        1,000               7
   Nippon Sheet Glass (A)                                236,000             687
   Nippon Shinyaku (A)                                     6,000              71
   Nippon Shokubai (A)                                     5,000              28
   Nippon Steel (A)                                      113,000             355
   Nippon Telegraph & Telephone (A)                        2,084           9,209

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Nippon Thompson (A)                                     1,000   $           4
   Nippon Yusen (A)                                      235,000           1,283
   Nipponkoa Insurance (A)                                32,000             204
   Nishimatsu Construction (A)                            18,000              26
   Nishi-Nippon City Bank (A)                             75,000             157
   Nissan Motor (A)                                      558,900           1,890
   Nissan Shatai (A)                                      10,000              61
   Nisshin Oillio Group (A)                               10,000              48
   Nisshin Steel (A)                                       1,000               1
   Nitori (A)                                                800              57
   Nitto Denko (A)                                        11,000             185
   Nitto Kogyo (A)                                         2,300              20
   NOK (A)                                                 2,500              19
   Nomura Holdings (A)                                     2,700              20
   Nomura Real Estate Holdings (A)                        15,300             230
   NSK (A)                                                23,000              85
   NTT DoCoMo (A)                                          1,125           1,888
   Oita Bank (A)                                           1,000               6
   OJI Paper (A)                                          45,000             218
   Oki Electric Industry, Cl B (A)                       467,000             340
   Okinawa Cellular Telephone (A)                              3               6
   OKUMA (A)                                               5,000              19
   Omron (A)                                              20,900             273
   Onward Holdings (A)                                    24,000             178
   ORIX (A)                                               26,670           1,668
   Osaka Gas (A)                                          41,000             157
   Point (A)                                                 840              41
   Promise (A)                                            25,700             532
   QP (A)                                                  7,000              78
   Rakuten (A)                                             5,476           3,012
   Resona Holdings (A)                                       510             716
   Ricoh (A)                                              43,000             451
   Risa Partners (A)                                          10               3
   Riso Kagaku (A)                                         1,600              17
   Roland (A)                                              1,300              13
   Roland DG (A)                                             200               3
   Round One (A)                                              41              20
   Sakai Chemical Industry (A)                             3,000               7
   San-A, Cl A (A)                                           100               3
   San-In Godo Bank (A)                                   11,000              81
   Sankyo (A)                                              5,900             324
   Sankyu (A)                                             21,000              81
   Sanwa Shutter (A)                                      34,000             116
   Sapporo Hokuyo Holdings (A)                                47             179
   Sazaby League (A)                                       1,100              13
   Seiko Epson (A)                                        21,200             306
   Seino Holdings (A)                                     14,000              71
   Senshukai                                               3,400              26
   Seven & I Holdings (A)                                102,100           2,898
   Seven Bank                                                159             564
   SFCG (A)                                                1,150              15
   Sharp (A)                                             297,000           2,012
   Shimadzu (A)                                           17,000             114
   Shimamura (A)                                           1,200              92

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Shimano (A)                                            16,800   $         624
   Shin-Etsu Chemical (A)                                  5,400             207
   Shionogi (A)                                           16,000             351
   Shiseido (A)                                           23,000             430
   Showa (A)                                                 100              --
   Showa Shell Sekiyu (A)                                 29,900             249
   Sintokogio (A)                                          1,700              11
   Sky Perfect JSAT (A)                                      569             217
   Softbank (A)                                           56,200             771
   Sompo Japan Insurance (A)                              59,000             342
   Sony (A)                                               51,600           1,007
   Sony Financial Holdings (A)                                86             256
   SQUARE ENIX HOLDINGS CO (A)                            12,700             364
   SRI Sports (A)                                              6               6
   Stanley Electric (A)                                    3,500              42
   Sumikin Bussan (A)                                      4,000               9
   Sumisho Computer Systems (A)                            1,700              27
   Sumitomo (A)                                          123,100           1,089
   Sumitomo Chemical (A)                                 128,000             450
   Sumitomo Metal Industries (A)                          54,000             140
   Sumitomo Metal Mining (A)                             148,000           1,411
   Sumitomo Mitsui Financial Group (A)                       543           1,977
   Sumitomo Trust & Banking (A)                          101,000             458
   Suruga Bank (A)                                        52,273             531
   Suzuken (A)                                            14,100             317
   Suzuki Motor (A)                                       34,700             470
   T&D Holdings (A)                                       33,550           1,256
   Taisho Pharmaceutical (A)                              10,000             181
   Takashimaya (A)                                        13,000              94
   Takata (A)                                              7,600              60
   Takeda Pharmaceutical (A)                              40,900           1,992
   Takefuji (A)                                           32,550             229
   Takeuchi Manufacturing (A)                                900               7
   Tanabe Seiyaku (A)                                    123,000           1,540
   TDK (A)                                                10,600             360
   Teijin (A)                                             93,000             259
   Temp Holdings                                             300               2
   Terumo (A)                                              1,400              65
   Toagosei (A)                                           24,000              60
   Tochigi Bank (A)                                       16,000              92
   Toei                                                    4,000              17
   Toho Gas (A)                                           17,000              99
   Tohoku Electric Power (A)                              48,300           1,178
   Tokai Rika (A)                                          7,100              68
   Tokuyama (A)                                            8,000              61
   Tokyo Dome (A)                                          6,000              19
   Tokyo Electric Power (A)                              153,200           4,574
   Tokyo Gas (A)                                          12,000              54
   Tokyo Style (A)                                         2,000              15
   Toppan Printing (A)                                    37,000             278
   Topre (A)                                               2,500              22
   Topy Industries (A)                                     5,000              10
   Toshiba (A)                                           526,000           1,933
   Toshiba TEC (A)                                        20,000              54

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Tosoh (A)                                              34,000   $          71
   Toyo Kohan (A)                                          2,000               8
   Toyo Seikan Kaisha (A)                                    100               1
   Toyo Suisan Kaisha (A)                                 24,000             563
   Toyoda Gosei (A)                                        5,300              67
   Toyota Industries (A)                                  22,300             438
   Toyota Motor (A)                                      172,700           5,556
   Trusco Nakayama (A)                                     1,100              13
   TS Tech (A)                                               400               3
   Tsuruha Holdings (A)                                      700              21
   TV Asahi (A)                                                1               1
   Ube Industries (A)                                     31,000              62
   Unipres (A)                                             1,500              14
   UNY (A)                                                41,000             362
   Valor (A)                                               1,300              12
   West Japan Railway (A)                                    123             548
   Yachiyo Bank (A)                                           14              43
   Yamaha (A)                                             16,400             152
   Yamaha Motor (A)                                       29,500             281
   Yamanashi Chuo Bank (A)                                 3,000              17
   Yamato Kogyo (A)                                       10,000             225
   Yamazaki Baking (A)                                    12,000             160
   Yaskawa Electric (A)                                   13,000              57
   Yodogawa Steel Works (A)                                7,000              28
   Yokogawa Electric (A)                                     400               2
   Yurtec (A)                                              6,000              29
                                                                   -------------
                                                                         163,767
                                                                   -------------
JERSEY -- 0.0%
   Meinl European Land* (A)                               14,598              36
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD) (A)                       198,000              30
                                                                   -------------
MEXICO -- 0.2%
   Fomento Economico Mexicano ADR                         51,400           1,414
                                                                   -------------
NETHERLANDS -- 4.2%
   Aegon (A)                                             137,253             651
   Akzo Nobel (A)                                          6,618             226
   Boskalis Westminster (A)                               20,533             587
   CSM (A)                                                   446               6
   European Aeronautic Defense and
      Space (A)                                          167,609           2,663
   Fugro (A)                                              13,957             444
   ING Groep (A)                                         296,195           2,497
   Koninklijke Ahold (A)                                 371,891           4,141
   Koninklijke DSM (A)                                    39,334             911
   Koninklijke Philips Electronics (A)                     1,292              21
   Koninklijke Vopak (A)                                  11,573             336
   Nutreco Holding (A)                                     2,924              95
   Randstad Holding (A)                                   16,360             306
   Reed Elsevier (A)                                      70,595             834

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Royal Dutch Shell, Cl A (GBP) (A)                     119,097   $       3,192
   Royal Dutch Shell, Cl A (A)                           269,125           7,163
   Royal Dutch Shell, Cl B (A)                           147,297           3,859
   Royal KPN (A)                                         105,749           1,459
   SNS Reaal (A)                                           2,406              15
   TNT (A)                                                 1,633              34
   TomTom* (A)                                             2,045              12
   Unilever (A)                                          207,196           4,831
                                                                   -------------
                                                                          34,283
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fisher & Paykel Healthcare (A)                         32,207              54
   New Zealand Oil & Gas (A)                               5,300               4
   Vector (A)                                             76,740              84
                                                                   -------------
                                                                             142
                                                                   -------------
NORWAY -- 0.7%
   DnB (A)                                               257,222             975
   Norsk Hydro (A)                                        64,360             234
   Petroleum Geo-Services* (A)                            15,950              72
   Statoil (A)                                           236,070           3,987
   Telenor (A)                                            25,500             138
   Yara International (A)                                 22,089             366
                                                                   -------------
                                                                           5,772
                                                                   -------------
PORTUGAL -- 0.2%
   Energias de Portugal (A)                              288,000             979
   Jeronimo Martins (A)                                   88,695             463
   Portugal Telecom (A)                                   61,229             454
                                                                   -------------
                                                                           1,896
                                                                   -------------
RUSSIA -- 0.2%
   LUKOIL ADR (A) (B)                                     28,740             924
   MMC Norilsk Nickel ADR (A)                             71,170             531
                                                                   -------------
                                                                           1,455
                                                                   -------------
SINGAPORE -- 0.6%
   ComfortDelgro (A)                                     207,000             187
   DBS Group Holdings (A)                                 54,000             339
   Fraser and Neave (A)                                   56,000             106
   Haw Par (A)                                            14,000              31
   Hong Leong Asia (A)                                    29,000              10
   Jardine Cycle & Carriage (A)                           16,000             112
   Keppel (A)                                             98,000             276
   Neptune Orient Lines (A)                               79,000              55
   Oversea-Chinese Banking (A)                           317,000           1,088
   SembCorp Industries (A)                               102,000             150
   Singapore Airlines (A)                                  9,600              67
   Singapore Land (A)                                      1,000               2
   Singapore Petroleum (A)                                76,000             107
   Singapore Technologies
      Engineering (A)                                    160,000             251

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Singapore Telecommunications (A)                       61,000   $         104
   SP Chemicals (A)                                       96,000              45
   United Overseas Bank (A)                              196,000           1,727
   UOB-Kay Hian Holdings (A)                              59,000              36
   Venture (A)                                            10,000              27
   Wheelock Properties (A)                                25,370              14
   Wilmar International (A)                              164,000             305
   Yanlord Land Group (A)                                 56,000              23
                                                                   -------------
                                                                           5,062
                                                                   -------------
SOUTH AFRICA -- 0.4%
   ArcelorMittal (A)                                     114,707           2,759
   Sanlam (A)                                            379,530             627
                                                                   -------------
                                                                           3,386
                                                                   -------------
SOUTH KOREA -- 0.1%
   Honam Petrochemical (A)                                 6,500             196
   Hyundai Mobis (A)                                       2,780             117
   Industrial Bank of Korea (A)                           26,750             127
   KB Financial Group*                                     9,600             198
                                                                   -------------
                                                                             638
                                                                   -------------
SPAIN -- 3.0%
   ACS Actividades
      Construcciones y Servicios (A)                      24,171             957
   Banco Bilbao Vizcaya Argentaria (A)                   146,836           1,522
   Banco Espanol de Credito (A)                            1,151              13
   Banco Santander (A)                                     4,201              34
   Banco Santander Central
      Hispano (A)                                        590,623           4,847
   Criteria Caixacorp (A)                                 67,227             229
   Ebro Puleva (A)                                         1,147              15
   Financiera Alba (A)                                     2,153              69
   Gas Natural (A)                                        74,484           2,063
   Grifols (A)                                            33,308             574
   Grupo Catalana Occidente (A)                            3,309              55
   Iberdrola (A)                                         359,017           2,662
   Iberdrola Renovables*                                  62,960             210
   Mapfre (A)                                            276,468             871
   Promotora de Informaciones (A)                         23,084              84
   Prosegur Cia de Seguridad (A)                           1,141              32
   Repsol (A)                                            175,431           3,376
   Sacyr Vallehermoso (A)                                  5,895              57
   Telefonica (A)                                        342,447           6,932
   Union Fenosa (A)                                        2,539              55
                                                                   -------------
                                                                          24,657
                                                                   -------------
SWEDEN -- 1.5%
   Alfa Laval (A)                                         14,000             110
   Atlas Copco, Cl B (A)                                   7,242              45
   Atlas Copco, Cl A (A)                                  36,269             257
   Eniro (A)                                              19,201              33

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Getinge, Cl B (A)                                      27,120   $         326
   Hennes & Mauritz, Cl B (A)                              4,828             179
   Investor, Cl B (A)                                     83,671           1,186
   NCC, Cl B (A)                                           1,069               5
   Nordea Bank (A)                                       308,088           2,226
   Oriflame Cosmetics (A)                                    880              24
   Saab, Cl B (A)                                          6,228              43
   Scania, Cl B (A)                                        7,787              61
   Securitas, Cl B (A)                                    47,128             448
   Skandinaviska Enskilda Banken,
      Cl A (A)                                            46,376             393
   SKF, Cl B (A)                                             171               1
   Svenska Cellulosa, Cl B (A)                           117,700             955
   Svenska Handelsbanken, Cl A (A)                        40,043             668
   Swedbank (A)                                           53,341             385
   Swedish Match (A)                                      37,867             580
   Tele2, Cl B (A)                                        32,000             262
   Telefonaktiebolaget LM Ericsson,
      Cl B (A)                                           494,206           3,471
   TeliaSonera (A)                                        49,949             225
   Trelleborg, Cl B (A)                                   12,277              67
   Volvo, Cl B (A)                                       136,332             610
                                                                   -------------
                                                                          12,560
                                                                   -------------
SWITZERLAND -- 7.8%
   ABB (A)                                                27,244             353
   ACE                                                     9,977             521
   Actelion* (A)                                          13,414             604
   Adecco (A)                                             19,500             579
   Baloise Holding (A)                                    17,890           1,000
   Banque Cantonale Vaudoise (A)                             110              31
   Bobst Group (A)                                           381              12
   Clariant (A)                                           30,488             187
   Credit Suisse Group (A)                               116,181           3,403
   Elektrizitaets-Gesellschaft
      Laufenburg (A)                                         224             171
   Galenica (A)                                              197              56
   Georg Fischer (A)                                          88              17
   Helvetia Holding (A)                                    1,227             208
   Holcim (A)                                              2,043              91
   Kuoni Reisen Holding (A)                                  122              32
   Lindt & Spruengli (A)                                     150             291
   Nestle (A)                                            393,167          14,231
   Novartis (A)                                          291,607          13,600
   Pargesa Holding (A)                                       771              60
   Petroplus Holdings (A)                                  2,105              39
   Roche Holding (A)                                      48,118           6,737
   STMicroelectronics (A)                                 34,847             230
   STMicroelectronics (EUR) (A)                              926               6
   Sulzer (A)                                              4,114             220
   Swatch Group (A)                                       13,024             291
   Swiss Life Holding (A)                                  6,890             424
   Swiss Reinsurance (A)                                  72,217           2,949

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Swisscom (A)                                            4,260   $       1,219
   Syngenta (A)                                           24,037           4,319
   Synthes (A)                                             5,533             641
   Temenos Group* (A)                                     18,048             228
   UBS* (A)                                              116,741           1,458
   Xstrata (A)                                           108,367           1,559
   Zurich Financial Services (A)                          40,110           7,820
                                                                   -------------
                                                                          63,587
                                                                   -------------
TAIWAN -- 0.4%
   AU Optronics (A)                                    1,175,000             721
   Chunghwa Telecom (A)                                  977,730           1,545
   Compal Electronics (A)                              1,037,781             540
   Taiwan Semiconductor
      Manufacturing (A)                                  530,892             662
                                                                   -------------
                                                                           3,468
                                                                   -------------
THAILAND -- 0.0%
   PTT (A)                                               101,300             423
                                                                   -------------
UNITED KINGDOM -- 16.4%
   3i Group (A)                                           92,851             590
   Aegis Group (A)                                       102,543              99
   Aggreko (A)                                            37,332             258
   Amec (A)                                              233,890           1,895
   Anglo American (A)                                     48,963           1,163
   Antofagasta (A)                                        23,600             157
   Arriva (A)                                              1,433              14
   Associated British Foods (A)                          114,100           1,190
   AstraZeneca (A)                                       202,304           7,610
   Autonomy* (A)                                         157,129           2,258
   Aveva Group (A)                                         2,195              18
   Aviva (A)                                             364,616           2,258
   Babcock International Group (A)                        72,292             534
   BAE Systems (A)                                     1,109,885           6,061
   Balfour Beatty (A)                                     16,587              78
   Barclays (A)                                        1,344,995           3,559
   BBA Aviation (A)                                       13,357              16
   BG Group (A)                                          336,304           4,789
   BHP Billiton (A)                                      274,822           4,961
   BP (A)                                              1,622,576          13,122
   Brit Insurance Holdings (A)                            29,951              94
   British American Tobacco (A)                          203,491           5,315
   British Energy Group (A)                              133,000           1,529
   British Land+++ (A)                                    18,437             149
   BT Group, Cl A (A)                                  1,364,598           2,819
   Cable & Wireless (A)                                  711,422           1,635
   Centrica (A)                                          788,093           2,872
   Charter International                                  29,444             138
   Close Brothers Group (A)                                5,899              43
   Cobham (A)                                            235,558             644
   Colt Telecom Group* (A)                                13,274              12

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Compass Group (A)                                     436,776   $       2,063
   Cookson Group (A)                                      16,604              28
   Diageo (A)                                             72,551           1,009
   Drax Group (A)                                          3,091              29
   Eurasian Natural Resources (A)                         64,992             279
   Firstgroup (A)                                         68,672             497
   Friends Provident (A)                                  39,450              45
   Game Group (A)                                        124,640             300
   GlaxoSmithKline (A)                                   434,146           7,492
   Greene King (A)                                        10,600              64
   Group 4 Securicor (A)                                 228,058             712
   Hammerson+++ (A)                                          512               4
   Hays (A)                                               25,093              28
   HBOS (A)                                            1,014,483           1,429
   Home Retail Group (A)                                 440,071           1,379
   HSBC Holdings (A)                                     827,664           9,009
   IG Group Holdings (A)                                  90,354             312
   Imperial Tobacco Group (A)                             88,405           2,202
   Inmarsat (A)                                           66,477             445
   International Power (A)                                13,128              52
   Invensys (A)                                           81,171             207
   Investec (A)                                           34,699             142
   Jardine Lloyd Thompson Group (A)                       11,479              88
   John Wood Group (A)                                    44,697             147
   Kazakhmys (A)                                          28,450             114
   Kingfisher (A)                                        372,000             684
   Land Securities Group+++ (A)                           37,468             545
   Legal & General Group (A)                           1,500,174           1,565
   Liberty International+++ (A)                            7,473              62
   Lloyds TSB Group (A)                                  684,051           1,762
   LogicaCMG (A)                                         136,558             139
   Man Group (A)                                          16,855              65
   Marston's (A)                                          17,030              28
   Meggitt (A)                                            12,882              29
   Mondi (A)                                             121,880             312
   National Express Group (A)                              1,617              14
   National Grid (A)                                      72,731             757
   Northumbrian Water Group (A)                            7,931              32
   Old Mutual (A)                                      1,220,426           1,033
   Prudential (A)                                        156,497             819
   QinetiQ (A)                                            26,048              70
   Reckitt Benckiser Group (A)                            56,357           2,390
   Rio Tinto (A)                                          67,738           1,681
   Rolls-Royce Group (A)                                  47,162             227
   Royal & Sun Alliance Insurance
      Group (A)                                        1,172,683           2,760
   Royal Bank of Scotland Group (A)                    2,000,878           1,714
   Sage Group (A)                                         79,420             203
   Scottish & Southern Energy (A)                         14,522             247
   Segro+++ (A)                                            7,000              24
   Serco Group (A)                                         9,470              58
   Severn Trent (A)                                       20,348             358
   Shire (A)                                              81,929           1,127

                                                    Shares/Face
                                                       Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Smiths Group (A)                                       44,957   $         580
   Southern Cross Healthcare (A)                           6,914              11
   Spectris (A)                                            8,665              57
   St. James's Place (A)                                  60,361             182
   Standard Chartered (A)                                 31,695             413
   Standard Life (A)                                     116,936             473
   Tate & Lyle (A)                                        58,125             350
   Tesco (A)                                             226,877           1,032
   Thomas Cook Group (A)                                  71,095             178
   Unilever (A)                                          137,567           3,151
   United Utilities Group (A)                            112,800           1,051
   Vedanta Resources (A)                                  49,270             465
   Vodafone Group (A)                                  6,067,153          11,873
   William Hill (A)                                        7,377              22
   WPP (A)                                               221,191           1,232
   Yell Group (A)                                         21,779              20
                                                                   -------------
                                                                         133,751
                                                                   -------------
Total Common Stock
   (Cost $999,113) ($ Thousands)                                         706,730
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 2.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.1%
   FHLMC TBA
         6.000%, 12/01/22                          $       6,000           6,118
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         5.000%, 09/15/35 (H)                                 10               1
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35 (H)                                  7               1
   GNMA ARM
         6.000%, 07/01/09 (I)                                315             310
         5.500%, 04/01/09 to 07/01/09 (I)                    458             452
         5.125%, 10/01/09 (I)                                145             143
         4.750%, 01/01/09 (H) (I)                          1,447           1,421
         4.625%, 10/01/09 (H) (I)                            112             110
                                                                   -------------
                                                                           8,556
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.9%
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 12/01/08 (I)                                 54              23
   Banc of America Funding, Ser 2006-A,
      Cl 2A2
         5.491%, 12/01/08 (I)                                128             113
   Banc of America Mortgage Securities,
      Ser 2004-10, Cl 2A1
         5.000%, 12/25/19                                    513             488
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.725%, 12/01/08 (I)                                207             119

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2004-22,
      Cl A1
         5.084%, 12/01/08 (I)                      $         447   $         234
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2006-HYB1,
      Cl 1A1
         5.338%, 12/01/08 (I)                                455             207
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2006-HYB2,
      Cl 1A1
         4.991%, 12/01/08 (I)                              1,207             646
   Deutsche ALT-A Securities
      Alternate Loan Trust, Ser 2006-AB3,
      Cl A1
         6.250%, 12/01/08 (I)                                613             576
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         2.074%, 12/19/08 (I)                                263              60
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.657%, 12/01/08 (I)                                612             412
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         5.538%, 12/01/08 (I)                                 72              37
   Master Adjustable Rate Mortgages Trust,
      Ser 2004-6, Cl 2A1
         5.190%, 12/01/08 (I)                                627             371
   Master Adjustable Rate Mortgages Trust,
      Ser 2005-2, Cl 3A1
         5.692%, 12/01/08 (I)                                400             190
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.251%, 12/01/08 (I)                              1,078           1,012
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1
         6.500%, 03/25/34 (J)                                284             286
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%, 12/01/08 (I) (J)                            331             307
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                    876             750
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.219%, 12/01/08 (I)                              1,151             568
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         1.795%, 12/26/08 (I)                                251              79
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.236%, 12/01/08 (I)                              1,019             921

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2004-I, Cl B1
         5.543%, 12/01/08 (I)                      $          60   $          35
                                                                   -------------
                                                                           7,434
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $19,100) ($ Thousands)                                           15,990
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.5%
MORTGAGE RELATED SECURITIES -- 0.5%
   ACE Securities, Ser 2003-NC1, Cl M
         2.175%, 12/26/08 (I)                                600             379
   ACE Securities, Ser 2003-OP1, Cl M1
         2.095%, 12/26/08 (I)                                250             155
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         2.745%, 12/26/08 (I)                                333             233
   Argent Securities, Ser 2003-W5, Cl M1
         2.095%, 12/26/08 (I)                                250             166
   Argent Securities, Ser 2003-W9, Cl M1
         2.085%, 12/26/08 (I)                                343             223
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         2.548%, 12/15/08 (I)                                456             340
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         2.995%, 12/26/08 (I)                                225             139
   GSAA Home Equity NIM Trust, Ser 2006-2,
      Cl 2A1
         1.495%, 12/26/08 (I)                                127             126
   Home Equity Asset NIM Trust, Ser 2003-4,
      Cl M2
         3.795%, 12/26/08 (I)                                229             143
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         3.045%, 12/26/08 (I)                                 40              19
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         2.415%, 12/26/08 (I)                                566             404
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 08/25/35                                      4               4
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         2.045%, 12/26/08 (I)                                121              51
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1
         2.490%, 12/26/08 (I)                                 54              31
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         1.545%, 12/26/08 (I) (J)                          1,400           1,221

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         4.395%, 12/26/08 (I)                      $         150   $          90
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1
         4.500%, 12/26/08                                    230              69
                                                                   -------------
Total Asset-Backed Securities
   (Cost $5,398) ($ Thousands)                                             3,793
                                                                   -------------
PREFERRED STOCK -- 0.3%
BRAZIL -- 0.2%
   Banco Bradesco                                        130,300           1,401
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                                25,950             266
                                                                   -------------
                                                                           1,667
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke                                  862              16
   Porsche Automobil Holding                               2,662             173
   RWE                                                       900              53
   Volkswagen                                              3,190             130
                                                                   -------------
                                                                             372
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale* (A)                  19,585             117
                                                                   -------------
SOUTH KOREA -- 0.0%
   Samsung Electronics (A)                                 1,400             319
                                                                   -------------
Total Preferred Stock
   (Cost $4,709) ($ Thousands)                                             2,475
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 2.8%
   U.S. Treasury Bills
         0.202%, 12/18/08 (E) (F)                            690             690
         0.010%, 02/12/09 (E) (F)                         17,895          17,893
   U.S. Treasury Inflationary Protection
      Securities
         3.000%, 07/15/12 (G)                              3,422           3,271
         2.375%, 01/15/25                                  1,617           1,441
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $23,922) ($ Thousands)                                           23,295
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (E) -- 0.3%
   FHLMC
         1.053%, 02/23/09 to 03/03/09                        500             499
         1.105%, 02/27/09                                    200             199
         2.171%, 04/13/09                                    926             923
         2.250%, 05/04/09                                    500             498

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   FNMA
         2.611%, 02/02/09 (F)                      $         250   $         250
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $2,361) ($ Thousands)                                             2,369
                                                                   -------------

                                                     Number of
                                                       Rights
                                                   -------------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0%
   CSR, Expires 12/12/08*                                      5              --
   General Property Trust,
      Expires 12/02/08*                                       40               9
   Incitec Pivot*, Expires 12/23/08*                         109              10
                                                                   -------------
                                                                              19
                                                                   -------------
SPAIN -- 0.0%
   Banco Santander, Expires 12/02/08*                          4               2
   Banco Santander Central Hispano,
      Expires 12/02/08*                                      363             226
   Mapfre, Expires 12/03/08*                                 180               2
                                                                   -------------
                                                                             230
                                                                   -------------
SWEDEN -- 0.0%
   Getinge, Expires 12/23/08*                                 28              --
                                                                   -------------
UNITED KINGDOM -- 0.1%
   Centrica, Expires 12/16/08*                               159             181
   Standard Chartered, Expires 12/19/08*                      10              66
                                                                   -------------
                                                                             247
                                                                   -------------
Total Rights
   (Cost $7) ($ Thousands)                                                   496
                                                                   -------------
CORPORATE OBLIGATIONS (J) -- 0.0%
UNITED STATES -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17                                    100              67
   Shinsei Finance Cayman
         6.418%, 01/29/49 (I)                                490             115
                                                                   -------------
Total Corporate Obligations
   (Cost $590) ($ Thousands)                                                 182
                                                                   -------------
AFFILIATED PARTNERSHIP -- 7.5%
UNITED STATES -- 7.5%
   SEI Liquidity Fund, L.P.
         1.630%++ (C) (D)                             61,885,039          60,826
                                                                   -------------
Total Affiliated Partnership
   (Cost $61,885) ($ Thousands)                                           60,826
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENT -- 4.3%
UNITED STATES -- 4.3%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      1.580% (D) (H)                                  35,446,085   $      35,446
                                                                   -------------
Total Cash Equivalent
   (Cost $35,446) ($ Thousands)                                           35,446
                                                                   -------------
Total Investments -- 104.4%
   (Cost $1,152,531) ($ Thousands)                                 $     851,602
                                                                   =============

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                               TOTAL RETURN SWAPS

                                                                                                                           NET
                                                                                                           NOTIONAL    UNREALIZED
                            REFERENCE                                                       TERMINATION     AMOUNT    DEPRECIATION
COUNTERPARTY            ENTITY/OBLIGATION            FUND PAYS            FUND RECEIVES         DATE     (THOUSANDS)   (THOUSANDS)
------------         -----------------------  ----------------------  --------------------  -----------  -----------  ------------
Bank of America       BAS AAA 10-Year                                 Initial Index Spread
                         CMBS Daily Index     Negative Spread Return     Minus 95 bp          01/30/09       6,000     $(2,196)
Goldman Sachs         BAS AAA 10-Year                                 Initial Index Spread
                         CMBS Daily Index     Negative Spread Return     Minus 150 bp         03/31/09       6,000      (2,563)
JPMorgan Chase Bank   MSCI Daily TR Net EAFE  3-Month Libor
                         USD Market Index        Minus 40 Bps         Price Return            10/15/09      33,279      (1,225)
                                                                                                                       -------
                                                                                                                       $(5,984)
                                                                                                                       =======

                              CREDIT DEFAULT SWAPS

                                                                                                                          NET
                                                                                                          NOTIONAL     UNREALIZED
                                                                 BUY/SELL      (PAYS)/     TERMINATION     AMOUNT     APPRECIATION
COUNTERPARTY                REFERENCE ENTITY/OBLIGATION         PROTECTION  RECEIVES RATE      DATE     (THOUSANDS)  ($ THOUSANDS)
------------         -----------------------------------------  ----------  -------------  -----------  -----------  -------------
Bank of America      Black & Decker Corp., 7.125%, 06/01/11         Buy        (0.55)%       12/20/11        750         $   30
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         Buy        (0.55)        12/20/11        750             30
Bank of America      Campbell Soup Co., 4.875%, 10/01/13            Buy        (0.20)        06/20/14      1,075             17
Goldman Sachs        CMBX.NA.A 3 Index                              Buy        (0.62)        12/13/49      1,000            404
Goldman Sachs        CMBX.NA.A 3 Index                              Buy        (0.62)        12/13/49      1,000            539
Goldman Sachs        CMBX.NA.BBB 2 Index                            Buy        (0.60)        03/15/49      2,000            703
Bank of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy        (0.45)        12/20/11        750             64
JPMorgan Chase Bank  Hasbro Inc., 2.750%, 12/01/21                  Buy        (0.39)        12/20/11        750            390
JPMorgan Chase Bank  Jones Apparel Group, 5.125%, 11/15/14          Buy        (0.77)        12/20/11        750            173
Merrill Lynch        MDC Holdings Inc., 5.500%, 05/15/13            Buy        (0.90)        12/20/11        750             21
Bank of America      Meadwestavaco Corp., 6.850%, 04/01/12          Buy        (0.48)        12/20/11        750            131
JPMorgan Chase Bank  MGIC Investment Corp., 6.000%, 03/15/07        Buy        (0.35)        12/20/13        750            276
Bank of America      MGIC Investment Corp., 6.000%, 11/01/15        Buy        (0.35)        12/20/13        750            275
JPMorgan Chase Bank  Nordstrom Inc., 6.950%, 03/15/28               Buy        (0.28)        12/20/13        750            171
Merrill Lynch        Nordstrom Inc., 6.950%, 03/15/28               Buy        (0.28)        12/20/13        750            171
Bank of America      PMI Group Inc., 6.000%, 09/15/16               Buy        (0.35)        12/20/13        750            276
JPMorgan Chase Bank  PMI Group Inc., 6.000%, 09/15/16               Buy        (0.35)        12/20/13        750            275
JPMorgan Chase Bank  PPG Industries Inc., 7.050%, 08/15/09          Buy        (0.20)        12/20/11        750             37
JPMorgan Chase Bank  Radian Group Inc., 7.750%, 06/01/11            Buy        (0.39)        12/20/13        750            363
Bank of America      Radian Group Inc., 7.750%, 06/01/11            Buy        (0.39)        12/20/13        750            390
Bank of America      The Limited Inc., 6.125%, 12/01/12             Buy        (0.48)        12/20/11        750             38
Bank of America      TJX Cos. Inc., 7.450%, 12/15/09                Buy        (0.19)        12/20/11        750             16
                                                                                                                         ------
                                                                                                                         $4,790
                                                                                                                         ======

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE      ($ THOUSANDS)
--------                     ------------   ----------   --------------
10 Year Swap Future              (73)        Dec-2008       $  (749)
90-Day Euro$                      13         Mar-2009            38
90-Day Euro$                      70         Sep-2009           484
90-Day Euro$                      18         Dec-2009            70
90-Day Euro$                     (34)        Mar-2010           (87)
90-Day Euro$                     (20)        Jun-2010           (46)
90-Day Euro$                     (47)        Sep-2010          (210)
90-Day Euro$                     (13)        Dec-2010           (81)
90-Day Euro$                      (2)        Mar-2011           (12)
90-Day Euro$                      36         Jun-2011           153
90-Day Euro$                      38         Sep-2011           151
90-Day Euro$                      21         Dec-2011            68
90-Day Euro$                      21         Mar-2012            69
90-Day Euro$                      17         Jun-2012            49
90-Day Euro$                      17         Sep-2012            57
90-Day Euro$                       5         Dec-2012            13
90-Day Euro$                       5         Jun-2013            13
90-Day Euro$                       5         Sep-2013            13
DJ Euro Stoxx 50 Index           919         Dec-2008        (2,674)
E-Mini MSCI EAFE                (143)        Dec-2008           557
FTSE Index                       274         Dec-2008          (369)
Hang Seng Index                   21         Dec-2008           137
Nikkei 225 Index                  27         Dec-2008           104
SPI 200 Index                     83         Dec-2008          (365)
Topix Index                      211         Dec-2008        (5,913)
U.S. 10-Year Treasury Note        (5)        Dec-2008           (36)
U.S. 2-Year Treasury Note         (7)        Dec-2008           (30)
U.S. 5-Year Treasury Note          3         Dec-2008             8
U.S. 5-Year Treasury Note         13         Mar-2009            53
U.S. Long Treasury Bond          (10)        Dec-2008          (105)
                                                            -------
                                                            $(8,640)
                                                            =======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008 is as follows (see Note 2 in Notes to Financial Statements):

                                                   UNREALIZED
                   CURRENCY TO    CURRENCY TO     APPRECIATION
MATURITY             DELIVER        RECEIVE      (DEPRECIATION)
DATE               (THOUSANDS)    (THOUSANDS)     ($ THOUSANDS)
--------           -----------   -------------   --------------
12/19/08           AUD   1,472   USD       959       $    1
12/19/08           CAD  23,586   USD    19,067           59
12/19/08           CHF   3,943   USD     3,265           14
12/19/08           EUR   2,549   USD     3,210          (23)
12/19/08           GBP   2,907   USD     4,451           (9)
12/19/08           HKD  50,122   USD     6,469           (1)
12/19/08           JPY 318,305   USD     3,340           (6)
12/19/08           MXP  18,146   USD     1,363           (1)
12/19/08           NOK   8,916   USD     1,259          (12)
12/19/08           SEK   2,052   USD       254            1
12/19/08           USD  11,543   AUD    17,930          119
12/19/08           USD   2,011   CAD     2,492           (2)
12/19/08           USD     421   CHF       508           (3)
12/19/08           USD   4,037   EUR     3,148          (44)
12/19/08           USD  17,607   GBP    11,738          403
12/19/08           USD  15,449   JPY 1,494,443          258
12/19/08           USD      85   NOK       591           --
12/19/08           USD   2,366   SEK    19,079          (10)
12/19/08           USD   2,366   SGD     3,612           30
12/19/08           USD   1,188   ZAR    12,073            7
12/19/08           ZAR  20,055   USD     1,934          (51)
12/19/08-3/20/09   NZD  12,057   USD     8,000        1,437
12/19/08-3/20/09   USD   8,479   NZD    12,588       (1,624)
12/19/08-4/23/09   AUD  16,773   CHF    14,100          810
12/19/08-4/23/09   CHF  15,900   AUD    18,480       (1,201)
12/19/08-4/23/09   CHF  38,800   EUR    24,425       (1,111)
12/19/08-4/23/09   EUR  22,133   CHF    35,100          944
12/19/08-4/23/09   EUR  22,613   JPY 3,552,000        8,723
12/19/08-4/23/09   GBP  18,299   CHF    35,800        1,523
12/19/08-4/23/09   GBP  14,610   JPY 2,852,000        7,618
12/19/08-4/23/09   GBP   4,658   SGD    11,500          494

                                                   UNREALIZED
                      CURRENCY      CURRENCY      APPRECIATION
MATURITY             TO DELIVER    TO RECEIVE    (DEPRECIATION)
DATE                (THOUSANDS)    (THOUSANDS)    ($ THOUSANDS)
--------           -------------   -----------   --------------
12/19/08-4/23/09   JPY 3,552,000   EUR 22,156      $(9,303)
12/19/08-4/23/09   JPY 2,852,000   GBP 14,306       (8,084)
12/19/08-4/23/09   JPY   878,000   NOK 46,728       (2,609)
12/19/08-4/23/09   NOK    49,981   JPY878,000        2,147
12/19/08-4/23/09   SGD    11,500   GBP  4,438         (831)
12/19/08-5/26/09   CHF    39,800   GBP 20,092       (2,099)
4/23/09            CAD     1,900   NZD  2,654          (99)
4/23/09            NZD     2,795   CAD  1,900           23
                                                   -------
                                                   $(2,512)
                                                   =======

Percentages are based on a Net Assets of $815,665 ($ Thousands).

*    Non-income producing security.

+++  Real Estate Investment Trust

++   Investment in Affiliated Security (see Note 3).

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2008 was $621,079 and represented 76.1% of Net Assets.

(B) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $58,412 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $60,826 ($ Thousands).

(D)  The rate shown is the 7-day effective yield as of November 30, 2008.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)  The rate reported is the effective yield at time of purchase.

(H) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(I) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effects as of November 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(J) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

ABS    -- Asset-Based Security

ADR    -- American Depositary Receipt

ARM    -- Adjustable Rate Mortgage

AUD    -- Australian Dollar

CAD    -- Canadian Dollar

CHF    -- Swiss Franc

Cl     -- Class C

CMO    -- Collateralized Mortgage Obligation

EUR    -- Euro

FHLMC  -- Federal Home Loan Mortgage Corporation

FNMA   -- Federal National Mortgage Association

GBP    -- British Pound Sterling

GNMA   -- Government National Mortgage Association

HKD    -- Hong Kong Dollar

IO     -- Interest Only - face amount represents notional amount

JPY    -- Japanese Yen

L.P.   -- Limited Partnership

MXP    -- Mexican Peso

NIM    -- Net Interest Margin

NOK    -- Norwegian Krone

NZD    -- New Zealand Dollar

SEK    -- Swedish Krona

Ser    -- Series

SGD    -- Singapore Dollar

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA    -- To Be Announced

USD    -- U.S. Dollar

ZAR    -- South Aftrican Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Financials                           18.8%
Energy                               10.3%
Telecommunication Services            8.6%
Consumer Staples                      7.3%
Health Care                           7.3%
Industrials                           7.3%
Materials                             7.1%
Short-Term Investment                 6.0%
Affiliated Partnership                5.6%
Consumer Discretionary                5.6%
Utilities                             5.1%
Information Technology                4.9%
U.S. Treasury Obligations             3.0%
Mortgage-Backed Securities            2.1%
Asset-Backed Securities               0.6%
U.S. Government Agency Obligations    0.3%
Rights                                0.1%
Exchange Traded Fund                  0.0%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 82.0%
ARGENTINA -- 0.2%
   MetroGas ADR*                                           4,100   $           6
   Petrobras Energia Participaciones ADR                  89,000             592
   Telecom Argentina ADR*                                 42,600             367
   Telefonica de Argentina ADR*                              900               4
   Tenaris ADR (A)                                       106,200           2,233
   Transportadora de Gas del Sur ADR                      11,800              23
                                                                   -------------
                                                                           3,225
                                                                   -------------
AUSTRALIA -- 2.4%
   AGL Energy(B)                                          45,100             450
   Amcor (B)                                             100,200             390
   Ansell (B)                                             11,400              95
   Australia & New Zealand Banking
      Group (A) (B)                                      280,258           2,726
   AWB (B)                                                36,210              81
   Bank of Queensland (B)                                 12,000              77
   Beach Petroleum (B)                                    14,300               8
   BHP Billiton (A) (B)                                  481,000           9,026
   BlueScope Steel (B)                                    48,923             128
   Boart Longyear Group (B)                               92,117              16
   Boral (B)                                               2,000               5
   Brambles (B)                                          154,893             736
   Caltex Australia (B)                                   17,300              84
   CFS Retail Property Trust+++ (B)                       66,200              91
   Challenger Financial Services
      Group(A) (B)                                       218,333             194
   Coca-Cola Amatil (B)                                   69,800             395
   Cochlear (B)                                           10,047             364
   Commonwealth Bank of Australia (B)                     47,780           1,068
   Computershare (A) (B)                                  69,771             301
   Crown (B)                                              73,000             222
   CSL (B)                                               300,588           6,846

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   CSR (B)                                                25,800   $          23
   Dexus Property Group+++ (B)                           140,500              77
   Downer EDI (B)                                         25,000              69
   Energy Resources of Australia (B)                       7,344              78
   Fairfax Media (B)                                      51,358              45
   Felix Resources (B)                                    14,223              52
   Flight Centre (B)                                       8,000              46
   Foster's Group (B)                                    160,660             577
   Goodman Fielder (B)                                   702,551             619
   Goodman Group+++ (A) (B)                              378,473             241
   Iluka Resources (B)                                    24,803              72
   Incitec Pivot (B)                                     480,000             836
   ING Industrial Fund+++ (A) (B)                        412,780             118
   Insurance Australia Group (B)                          46,500             112
   JB Hi-Fi (B)                                            7,552              41
   Lion Nathan (B)                                        49,100             279
   Macquarie Group (A) (B)                                26,182             513
   Macquarie Infrastructure
      Group (A) (B)                                      835,444             960
   Macquarie Office Trust+++ (B)                          62,792              12
   Metcash (B)                                           287,200             747
   National Australia Bank (A) (B)                       189,290           2,489
   Newcrest Mining (B)                                    69,727           1,109
   Nufarm (B)                                            122,677             738
   OneSteel (B)                                           24,956              42
   Orica (B)                                              31,100             315
   Origin Energy (B)                                     272,105           2,848
   Pacific Brands (B)                                    231,936             113
   Qantas Airways (B)                                    642,114             978
   QBE Insurance Group (B)                                26,700             416
   Ramsay Health Care (B)                                  4,900              29
   Rio Tinto (A) (B)                                      17,755             543
   Santos (B)                                             34,400             340
   Suncorp-Metway (B)                                     95,934             495
   TABCORP Holdings (B)                                   61,770             284
   Telstra (B)                                         1,257,343           3,339
   Wesfarmers (B)                                        114,032           1,394
   Westfield Group+++ (B)                                 83,100             818
   Westpac Banking (B)                                   142,231           1,671
   Woodside Petroleum (B)                                    600              14
   Woolworths (B)                                         82,904           1,456
                                                                   -------------
                                                                          48,251
                                                                   -------------
AUSTRIA -- 0.2%
   Erste Group Bank (A) (B)                               35,590             815
   IMMOFINANZ (A) (B)                                     67,691              31
   OMV (B)                                                62,335           1,578
   Raiffeisen International Bank
      Holding (A) (B)                                     19,510             546
   Voestalpine (B)                                        44,696             948
                                                                   -------------
                                                                           3,918
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
BELGIUM -- 0.6%
   Banque Nationale de Belgique (B)                            6   $          15
   Colruyt (B)                                             6,156           1,327
   Delhaize Group (B)                                     42,800           2,573
   Dexia (A) (B)                                         147,539             645
   D'ieteren (B)                                             331              41
   Elia System Operator (B)                                  448              14
   Euronav (B)                                             9,934             119
   Fortis (B)                                            261,941             249
   Groupe Bruxelles Lambert (B)                           35,851           2,648
   KBC Groep (B)                                          19,761             601
   Solvay (B)                                             43,512           3,113
   Telenet Group Holding* (B)                                890              13
   UCB (B)                                                 7,797             234
                                                                   -------------
                                                                          11,592
                                                                   -------------
BERMUDA -- 0.2%
   Credicorp                                              60,000           2,622
   Hiscox (B)                                              3,400              16
   Huabao International Holdings
      (HKD) (B)                                          278,000             174
   Road King Infrastructure (HKD) (B)                      8,000               3
   Seadrill (NOK) (B)                                     95,182             773
                                                                   -------------
                                                                           3,588
                                                                   -------------
BRAZIL -- 0.8%
   Abyara Planejamento Imobiliario                        15,200              10
   Banco do Brasil                                       140,900             887
   Brascan Residential Properties                          3,400               3
   Camargo Correa Desenvolvimento
      Imobiliario                                         33,800              41
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                 84,560             866
   Cia de Saneamento de Minas Gerais-
      COPASA (Brazil)                                     22,499             157
   Cia Vale do Rio Doce ADR, Cl B (A)                    274,790           3,256
   Even Construtora e Incorporadora                        1,000               1
   Fertilizantes Heringer                                 14,600              30
   Globex Utilidades                                      16,500              42
   Industrias Romi                                        12,900              38
   Klabin Segall                                          14,029              17
   Localiza Rent A Car                                   268,200             784
   Lojas Renner                                          147,900             870
   Minerva                                                20,600              18
   Natura Cosmeticos                                      30,687             276
   OGX Petroleo e Gas Participacoes*                       4,500             758
   Petroleo Brasileiro                                     9,100              94
   Petroleo Brasileiro ADR, Cl A                          57,200           1,017
   Petroleo Brasileiro ADR (A)                           100,814           2,111
   Profarma Distribuidora de Produtos
   Farmaceuticos (Brazil)                                  8,900              26
   Rossi Residencial                                      49,943              75
   Santos Brasil Participacoes                            92,372             343

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Tecnisa (Brazil)                                       36,447   $          46
   Tegma Gestao Logistica                                 20,600              40
   Uniao de Bancos Brasileiros ADR                        43,930           2,816
   Usinas Siderurgicas de Minas Gerais                   116,800           1,093
                                                                   -------------
                                                                          15,715
                                                                   -------------
CANADA -- 5.1%
   Agrium*                                                48,080           1,510
   Alimentation Couche Tard, Cl B                         54,900             588
   AltaGas Income Trust                                       40               1
   Atco                                                   16,600             491
   Bank of Montreal                                       55,230           1,691
   Bank of Nova Scotia                                   100,100           2,984
   Barrick Gold                                          175,740           5,341
   Biovail                                               106,300             929
   Bombardier, Cl B                                      240,910             842
   Bonavista Energy Trust                                  7,000             102
   Brookfield Asset Management, Cl A                     128,100           1,970
   Canadian Imperial Bank of Commerce                     49,178           1,976
   Canadian National Railway                             148,230           5,383
   Canadian Natural Resources                             26,560           1,113
   Canadian Oil Sands Trust                               43,800             909
   Canadian Pacific Railway                               34,560           1,133
   Canadian Utilities                                     33,700           1,129
   Canfor*                                                43,800             258
   Celestica*                                            144,520             803
   CGI Group, Cl A*                                      117,370             924
   Daylight Resources Trust                                7,030              46
   Enbridge                                               39,470           1,212
   EnCana                                                212,750          10,113
   Enerflex Systems Income Fund                            4,890              42
   Fairfax Financial Holdings                             10,200           2,958
   Fortis                                                  3,900              84
   Freehold Royalty Trust                                 15,400             175
   George Weston                                          30,440           1,352
   Gerdau Ameristeel                                      12,700              62
   Goldcorp                                              185,660           5,007
   Husky Energy                                           18,980             489
   Imperial Oil                                           30,300           1,080
   Industrial Alliance Insurance and
      Financial Services                                  14,890             348
   Inmet Mining                                            3,000              46
   Keyera Facilities Income Fund                             160               2
   Kinross Gold                                               50               1
   Laurentian Bank of Canada                               7,400             227
   Lundin Mining*                                         16,300              16
   Magna International, Cl A                               2,300              66
   Manulife Financial                                     18,800             364
   Methanex                                               16,900             184
   Metro, Cl A                                            24,600             684
   Mullen Group Income Fund                               26,500             235
   National Bank of Canada                                36,170           1,202

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Nexen                                                 111,924   $       2,300
   Nova Chemicals                                         37,800             312
   Open Text*                                              9,520             274
   Penn West Energy Trust                                 77,900           1,216
   Petro-Canada                                          326,340           8,868
   Potash Saskatchewan                                    26,630           1,721
   Power Corp of Canada                                   87,340           1,794
   Power Financial                                        42,500             873
   Precision Drilling Trust                               92,680             750
   Quebecor, Cl B                                         12,200             166
   Research In Motion*                                    13,400             588
   Royal Bank of Canada                                  215,301           7,490
   Saskatchewan Wheat Pool*                              136,270             845
   Savanna Energy Services                                 9,340              56
   Sears Canada*                                           2,400              33
   Sherritt International                                 18,600              52
   Shoppers Drug Mart                                     52,780           1,890
   Sino-Forest, Cl A*                                     72,200             421
   Sun Life Financial                                     91,732           2,043
   Suncor Energy                                          26,000             599
   Talisman Energy                                        79,240             792
   Teck Cominco, Cl B                                    105,310             509
   TELUS, Cl A                                            13,719             430
   Toronto-Dominion Bank                                 188,650           6,992
   TransCanada                                            55,000           1,449
   Viterra*                                              106,200             659
   West Fraser Timber                                     12,900             306
   Yellow Pages Income Fund                              194,040           1,188
                                                                   -------------
                                                                         100,688
                                                                   -------------
CHILE -- 0.1%
   Administradora de Fondos de
      Pensiones Provida ADR                                  550               7
   Banco de Chile ADR                                      2,100              61
   Cia Cervecerias Unidas ADR                             15,494             440
   Cia de Telecomunicaciones de
      Chile ADR*                                          78,100             467
   Embotelladora Andina ADR, Cl B                            600               8
   Enersis ADR                                            79,200           1,034
   Lan Airlines ADR                                       35,600             303
                                                                   -------------
                                                                           2,320
                                                                   -------------
CHINA -- 2.0%
   Anhui Conch Cement, Cl H (A) (B)                      592,639           2,469
   Bank of China (A) (B)                              12,598,000           4,005
   Bank of Communications,
      Cl H (A) (B)                                     5,154,000           3,410
   China BlueChemical (B)                                723,000             268
   China Construction Bank, Cl H (B)                   5,852,000           3,109
   China International Marine
      Containers, Cl B (B)                               131,400              71
   China Life Insurance, Cl H (A) (B)                  1,231,100           3,178

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   China Petroleum & Chemical,
      Cl H (B)                                         3,332,300   $       2,222
   China Railway Construction,
      Cl H* (A) (B)                                    1,902,500           2,583
   China Resources
      Microelectronics (B)                               726,600               7
   China Shenhua Energy (B)                              458,800             869
   China Shipping Development,
      Cl H (A) (B)                                     2,048,000           1,715
   China Telecom, Cl H (B)                             1,560,000             597
   Dongfeng Motor Group, Cl H (B)                      1,661,000             381
   Great Wall Motor, Cl H (B)                            129,000              38
   Great Wall Technology, Cl H (B)                        60,000               4
   Greentown China Holdings (B)                          111,000              36
   Hangzhou Steam Turbine, Cl B (B)                       98,000              74
   Industrial & Commercial Bank of
      China, Cl H (A) (B)                             16,102,000           7,949
   PetroChina, Cl H (B)                                4,268,000           3,530
   Ping An Insurance Group of China,
      Cl H (A) (B)                                       555,500           2,106
   Shanghai Electric Group, Cl H (B)                   1,790,000             646
   Sinotrans, Cl H (B)                                   502,000              68
   Tingyi Cayman Islands Holding
      (HKD) (B)                                          234,000             272
   Weiqiao Textile, Cl H (B)                              65,000              15
   Yanzhou Coal Mining, Cl H (B)                         910,000             506
   Zhejiang Expressway, Cl H (B)                         828,000             395
                                                                   -------------
                                                                          40,523
                                                                   -------------
COLOMBIA -- 0.0%
   BanColombia ADR                                        22,700             462
                                                                   -------------
CZECH REPUBLIC -- 0.4%
   CEZ (B)                                               166,909           6,711
   Unipetrol (B)                                          52,000             301
                                                                   -------------
                                                                           7,012
                                                                   -------------
DENMARK -- 0.5%
   A P Moeller - Maersk, Cl A (B)                             26             134
   A P Moeller - Maersk, Cl B (B)                            404           2,082
   Amagerbanken (B)                                        2,060               8
   D/S Nordern (B)                                         8,607             230
   Danisco (B)                                            14,400             657
   Danske Bank (B)                                        74,890             880
   East Asiatic (B)                                        3,575             115
   Novo-Nordisk, Cl B (B)                                 74,430           3,816
   Vestas Wind Systems* (B)                               50,250           2,275
                                                                   -------------
                                                                          10,197
                                                                   -------------
EGYPT -- 0.1%
   Eastern Tobacco (B)                                     1,000              33
   Egyptian International Pharmaceutical
      Industrial (B)                                      30,000             132

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   National Societe Generale Bank SAE (B)                 72,500   $         187
   Orascom Telecom Holding SAE (B)                        68,000             297
   Paints & Chemical Industry                              7,900              41
   Telecom Egypt (B)                                     240,000             646
                                                                   -------------
                                                                           1,336
                                                                   -------------
FINLAND -- 0.8%
   Fortum (B)                                             70,296           1,411
   Konecranes (B)                                         30,280             450
   Metso (B)                                              23,525             284
   Nokia (B)                                             387,683           5,486
   Pohjola Bank, Cl A (B)                                 32,000             410
   Sampo, Cl A (B)                                       233,455           4,340
   Stora Enso, Cl R (A) (B)                              174,000           1,415
   UPM-Kymmene (B)                                        79,095           1,140
   Wartsila, Cl B (B)                                     19,723             462
   YIT (A) (B)                                            13,000              77
                                                                   -------------
                                                                          15,475
                                                                   -------------
FRANCE -- 6.1%
   Air France-KLM (B)                                     65,218             850
   Alcatel-Lucent (B)                                    102,612             219
   Alstom (B)                                             12,443             666
   Arkema (B)                                             34,610             669
   Atos Origin (B)                                        12,257             271
   AXA (B)                                                78,640           1,492
   BNP Paribas (B)                                       162,360           8,986
   Capital Gemini (B)                                     12,900             416
   Carrefour (B)                                          15,185             574
   Casino Guichard Perrachon (B)                           7,569             463
   Christian Dior (B)                                     15,900             733
   Cie de Saint-Gobain (B)                                43,459           1,746
   Cie Generale de
      Geophysique-Veritas* (B)                            11,364             187
   CNP Assurances (B)                                     16,328           1,052
   Compagnie Generale des
      Etablissements Michelin, Cl B (B)                   22,000           1,055
   Credit Agricole (B)                                   301,062           3,360
   Credit Industriel et Commercial (B)                        65               9
   Eurazeo (B)                                             1,872              97
   Eutelsat Communications (B)                            29,900             628
   France Telecom (B)                                    603,167          15,497
   Gaz de France (A) (B)                                 199,849           8,010
   Gemalto* (B)                                           39,786             940
   Lafarge (B)                                            19,750           1,091
   Lagardere S.C.A. (B)                                   40,900           1,496
   Natixis (B)                                           273,706             559
   Pernod-Ricard (A) (B)                                  35,231           2,075
   Peugeot (B)                                            35,110             638
   PPR (A) (B)                                            18,364             875
   Publicis Groupe (B)                                     8,490             198
   Rallye (B)                                              5,771             104

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Renault (B)                                           169,881   $       3,753
   Sanofi-Aventis (B)                                    263,834          14,567
   Schneider Electric (B)                                 14,978             944
   SCOR (B)                                               15,035             295
   Sequana Capital (B)                                       766               5
   SES Global (B)                                         15,506             272
   Societe Generale (B)                                  136,219           5,832
   Suez Environnement*                                   134,879           2,307
   Thales (B)                                             13,369             501
   Total (B)                                             422,069          22,147
   UBISOFT Entertainment* (B)                             28,482             658
   Unibail-Rodamco+++ (B)                                  8,950           1,201
   Vallourec (B)                                          12,162           1,297
   Veolia Environnement (B)                               36,749             920
   Vivendi (B)                                           372,177          10,557
   Wendel (A) (B)                                         17,762             813
                                                                   -------------
                                                                         121,025
                                                                   -------------
GERMANY -- 5.4%
   Allianz                                               139,097          11,510
   Arcandor*                                              33,806              78
   BASF                                                  182,859           5,824
   Bayer                                                 179,389           9,260
   Bayerische Motoren Werke                                5,201             130
   Bilfinger Berger                                        7,132             291
   Celesio                                                25,650             651
   Commerzbank (A)                                       135,355           1,239
   DaimlerChrysler                                        50,421           1,577
   Deutsche Bank (A)                                     203,590           7,228
   Deutsche Boerse                                         2,197             157
   Deutsche Lufthansa                                    164,845           2,162
   Deutsche Post                                         205,416           2,943
   Deutsche Postbank                                      12,722             259
   Deutsche Telekom                                      909,524          12,568
   E.ON                                                  453,181          15,831
   Fresenius Medical Care                                117,766           5,122
   GEA Group                                              50,121             773
   Hannover Rueckversicherung                              5,895             135
   Henkel                                                  9,266             229
   Hypo Real Estate Holding (A)                           38,441             135
   Infineon Technologies*                                256,200             601
   K+S                                                     7,104             318
   KSB                                                        14               5
   Lanxess                                                15,637             261
   Linde                                                  21,451           1,563
   MAN                                                    20,227             915
   Muenchener Rueckversicherungs                          45,079           6,118
   Q-Cells* (A)                                           27,140             916
   RWE                                                    90,196           7,563
   Salzgitter                                             10,242             706
   SAP                                                   190,004           6,471
   SGL Carbon*                                            22,739             590

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Siemens                                                16,856   $       1,007
   Sixt                                                    3,146              38
   Suedzucker (A)                                         33,700             425
   ThyssenKrupp                                           63,018           1,276
   Tognum                                                 20,868             228
   TUI (A)                                                45,800             509
   Volkswagen                                                217              77
                                                                   -------------
                                                                         107,689
                                                                   -------------
GREECE -- 0.1%
   Alpha Bank (B)                                        127,635           1,303
   OPAP (B)                                               55,579           1,375
                                                                   -------------
                                                                           2,678
                                                                   -------------
HONG KONG -- 2.5%
   Allied Properties HK (B)                              230,000              21
   BOC Hong Kong Holdings (A) (B)                      1,711,500           1,986
   Chaoda Modern Agriculture (B)                       1,010,000             587
   Cheung Kong Holdings (B)                              202,000           1,916
   China Agri-Industries Holdings* (B)                    92,000              34
   China Mobile (B)                                    1,528,000          14,033
   China Overseas Land &
      Investment (A) (B)                               2,018,000           2,638
   China Pharmaceutical Group (B)                        702,000             188
   China Resources Logic (B)                              25,200               7
   China Resources Power Holdings (B)                    886,000           1,787
   China State Construction International
      Holdings (B)                                     1,768,000             217
   Chinese Estates Holdings (B)                          193,000             143
   CLP Holdings (B)                                      102,500             730
   CNOOC (B)                                           5,966,500           4,892
   Cnpc Hong Kong (B)                                  1,570,000             495
   COSCO Pacific (A) (B)                               2,528,000           1,874
   Dairy Farm International Holdings (B)                  23,400              94
   Digital China Holdings (B)                            543,000             144
   Emperor International Holdings (B)                     65,140               5
   Esprit Holdings (B)                                   233,970           1,110
   First Pacific (B)                                      56,000              22
   Great Eagle Holdings (B)                               54,500              50
   Guangdong Investment (B)                            1,380,000             459
   Guoco Group (B)                                        38,000             234
   Hang Lung Group (B)                                    29,000              97
   Hang Seng Bank (B)                                    149,890           1,924
   Henderson Land Development (B)                        161,780             555
   Hong Kong & China Gas (B)                              15,000              27
   Hong Kong Exchanges and Clearing (B)                    6,000              48
   Hongkong & Shanghai Hotels (B)                          4,500               3
   Hongkong Chinese (B)                                  310,000              27
   HongKong Electric Holdings (B)                        159,270             898
   Hongkong Land Holdings (B)                            696,600           1,678
   Hopewell Highway Infrastructure (B)                   248,500             134
   Hopewell Holdings (B)                                   9,000              23

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hutchison Telecommunications
      International                                          400   $          --
   Hutchison Whampoa (B)                                 511,980           2,588
   Hysan Development (B)                                  38,000              60
   Industrial and Commercial Bank of
      China Asia (B)                                     532,000             502
   Jardine Matheson Holdings (B)                          36,800             656
   Jardine Strategic Holdings (B)                          3,000              29
   Johnson Electric Holdings (B)                         315,190              53
   Kingboard Chemical Holdings (B)                        99,000             148
   Kowloon Development (B)                                88,000              42
   MTR (A) (B)                                           389,000             868
   Noble Group (B)                                       927,000             615
   NWS Holdings (B)                                      105,000             121
   Orient Overseas International (B)                     215,500             346
   Pacific Basin Shipping (B)                            268,000             115
   Pacific Century Premium
      Developments (B)                                   299,000              73
   SEA Holdings                                            6,000               2
   Shanghai Industrial Holdings (B)                       80,000             153
   Shenzhou International Group
      Holdings (B)                                       610,000              95
   Shui On Construction and Materials (B)                 42,000              19
   Sinolink Worldwide Holdings (B)                       678,000              38
   Sun Hung Kai (B)                                      106,000              42
   Sun Hung Kai Properties (A) (B)                       375,800           2,999
   Television Broadcasts (B)                               5,000              17
   Texwinca Holdings (B)                                   8,000               4
   TPV Technology (B)                                    102,000              19
   Transport International Holdings (B)                   27,200              63
   VTech Holdings (B)                                     19,000              57
   Wharf Holdings (B)                                    134,679             323
   Wheelock (B)                                          215,270             410
   Wing On International (B)                              45,000              47
   Yue Yuen Industrial Holdings (B)                       96,120             175
                                                                   -------------
                                                                          49,759
                                                                   -------------
HUNGARY -- 0.1%
   Magyar Telekom
      Telecommunications (B)                             210,000             619
   OTP Bank Nyrt (A) (B)                                 104,636           1,543
   Richter Gedeon Nyrt (B)                                 1,050             140
   Tiszai Vegyi Kombinat (B)                               8,000             108
                                                                   -------------
                                                                           2,410
                                                                   -------------
INDIA -- 1.1%
   Apollo Tyres (B)                                      101,400              43
   Bank of India (B)                                     150,936             765
   Bharat Electronics (B)                                 17,000             192
   Bharti Airtel* (B)                                    167,340           2,263
   Birla (B)                                              32,250              66
   Cairn India* (B)                                       11,470              33


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   CESC (B)                                               16,470   $          66
   Container of India (B)                                 17,759             204
   Coromandel Fertilisers (B)                              1,400               3
   Dalmia Cement Bharat (B)                                1,780               3
   Dena Bank (B)                                          11,540               6
   Dr Reddys Laboratories (B)                            101,231             875
   GAIL India (B)                                             67              --
   Grasim Industries (B)                                   6,390             114
   Great Eastern Shipping (B)                             16,536              54
   Gujarat Alkalies & Chemicals (B)                       53,480              68
   Gujarat Flourochemicals (B)                             3,780               5
   Gujarat Narmada Valley Fertilizers (B)                139,580             144
   Gujarat State Fertilisers (B)                          75,430             109
   Hero Honda Motors (B)                                  19,265             311
   Hindalco Industries (B)                               362,780             388
   Hindustan Unilever (B)                                161,765             768
   Hindustan Zinc (B)                                     73,746             477
   Housing Development Finance (B)                        74,572           2,211
   ICICI Bank (B)                                         26,407             189
   Indian Bank (B)                                       124,674             311
   Infrastructure Development Finance
      Company* (B)                                     1,809,121           1,907
   ITC (B)                                               134,666             470
   Jindal Stainless (B)                                  126,770              75
   Jindal Steel & Power (B)                                2,950              43
   JM Financial (B)                                       31,225              14
   JSW Steel (B)                                          14,750              56
   Kesoram Industries (B)                                 29,960              84
   Larsen & Toubro (B)                                   146,004           2,145
   Madras Cements (B)                                     60,400              69
   Mahindra & Mahindra (B)                                10,622              60
   Maruti Udyog (B)                                       38,652             416
   National Aluminium (B)                                 59,340             207
   Neyveli Lignite (B)                                   230,000             227
   NTPC (B)                                               49,293             158
   Oil & Natural Gas (B)                                  72,240           1,010
   Pidilite Industries (B)                                13,180              24
   Satyam Computer Services (B)                            2,220              11
   Shipping of India (B)                                  35,163              50
   Siemens India (B)                                     203,114             921
   State Bank of India GDR                                 9,020             392
   Steel Authority of India (B)                          327,332             441
   Sterlite Industries India (B)                          59,790             286
   Syndicate Bank (B)                                     16,560              18
   Tata Chemicals (B)                                     66,250             198
   Tata Consultancy Services (B)                          36,596             413
   Tata Motors (B)                                           478               1
   Tata Power (B)                                         15,645             211
   Tata Steel (B)                                         32,092              98
   UBS* (B) (C)                                          177,444             267
   UCO Bank (B)                                            7,670               4
   United Phosphorus (B)                                  96,500             159

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Wockhardt (B)                                          32,670   $          61
   Zee Entertainment Enterprises (B)                     628,693           1,379
                                                                   -------------
                                                                          21,543
                                                                   -------------
INDONESIA -- 0.3%
   Astra International (B)                               746,000             639
   Bank Negara Indonesia Persero (B)                     800,000              38
   Bank Rakyat Indonesia (B)                           5,304,000           1,513
   Bumi Resources                                      6,889,500             579
   Gudang Garam (B)                                        3,500               1
   HM Sampoerna (B)                                      177,000             133
   Perusahaan Gas Negara (B)                             450,000              69
   Telekomunikasi Indonesia (B)                        3,679,800           1,777
   Unilever Indonesia (B)                                811,000             521
                                                                   -------------
                                                                           5,270
                                                                   -------------
IRELAND -- 0.0%
   Experian (B)                                           36,312             221
   Kerry Group, Cl A (B)                                   7,834             163
                                                                   -------------
                                                                             384
                                                                   -------------
ISRAEL -- 0.7%
   Bank Hapoalim (B)                                     384,793             751
   Bank Leumi Le-Israel (B)                              150,000             326
   Bezeq Israeli Telecommunication (B)                 1,728,712           2,537
   Delek Automotive Systems (B)                            6,000              36
   First International Bank of Israel* (B)                33,800             173
   Israel Chemicals (B)                                  106,200             622
   Mizrahi Tefahot Bank (B)                               88,000             434
   Teva Pharmaceutical Industries ADR (A) 146,960          6,341
   Teva Pharmaceutical Industries (B)                     47,734           2,049
   Union Bank of Israel* (B)                              18,000              40
                                                                   -------------
                                                                          13,309
                                                                   -------------
ITALY -- 2.3%
   A2A (B)                                               652,586           1,142
   ACEA (B)                                               30,458             393
   Banca Intesa (B)                                    1,127,957           3,393
   Banca Intesa RNC (B)                                  129,719             278
   Banche Popolari Unite (B)                              12,431             179
   Banco Popolare Scarl (B)                              292,479           2,680
   Enel (A) (B)                                        1,058,917           6,615
   ENI (B)                                               581,170          13,175
   Fiat (B)                                              138,324           1,019
   Finmeccanica (B)                                       99,474           1,243
   Fondiaria-Sai (B)                                      24,309             442
   IFIL - Investments (A) (B)                            179,614             522
   Iride (B)                                               7,693              10
   Mediobanca (B)                                        100,780           1,038
   Milano Assicurazioni (B)                              101,462             318


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Pirelli (B)                                           612,401   $         211
   Telecom Italia (A) (B)                              6,221,781           7,568
   Terna Rete Elettrica Nazionale (B)                    343,908           1,020
   UniCredito Italiano (B)                             1,327,825           3,032
   Unipol Gruppo Finanziario (B)                         347,711             500
                                                                   -------------
                                                                          44,778
                                                                   -------------
JAPAN -- 15.3%
   77 Bank (B)                                           150,000             713
   ADEKA (B)                                               7,000              43
   Aderans Holdings (B)                                    4,000              34
   Aeon (B)                                               89,200             795
   Aeon Credit Service (B)                                79,700           1,003
   Aichi Bank (B)                                            900              70
   Aida Engineering (B)                                    1,000               4
   Aiful (A) (B)                                          42,900             110
   Aioi Insurance (B)                                     10,000              40
   Aisan Industry (B)                                        900               5
   Aisin Seiki (B)                                        13,200             176
   Ajinomoto (B)                                          60,000             640
   Akita Bank (B)                                          3,000              13
   All Nippon Airways (B)                                 71,000             259
   Aloka (B)                                               3,300              24
   Alps Electric (B)                                      68,300             305
   Amada (B)                                               8,000              37
   AOC Holdings (B)                                       20,000             108
   AOKI Holdings (B)                                       3,400              41
   Aoyama Trading (B)                                      6,700              87
   Aruze (B)                                               6,000              57
   Asahi Breweries (B)                                    48,800             857
   Asahi Glass (B)                                       247,000           1,393
   Asahi Kasei (B)                                       172,000             733
   Astellas Pharma (B)                                   146,000           5,996
   Bank of Kyoto (B)                                     216,000           2,187
   Bank of Nagoya (B)                                     21,000             120
   Bank of Saga (B)                                       21,000              70
   Belluna (B)                                             4,050              10
   Benesse (B)                                            38,700           1,642
   BML (B)                                                 2,700              56
   Bridgestone (B)                                        79,100           1,335
   Calsonic Kansei (B)                                    13,000              21
   Canon (B)                                              67,200           2,035
   Canon Finetech (B)                                        100               1
   Cawachi (B)                                             5,400              85
   Central Japan Railway (B)                                 303           2,577
   Chiba Bank (B)                                         50,000             239
   Chiba Kogyo Bank* (B)                                   5,700              67
   Chubu Electric Power (B)                               33,400             923
   Chudenko (B)                                            5,300              86
   Circle K Sunkus (A) (B)                                21,800             412
   CKD (B)                                                 1,200               4
   Coca-Cola Central Japan (B)                                 2              14
   Corona (B)                                              1,000               9

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Cosmo Oil (B)                                          91,000   $         227
   Credit Saison (A) (B)                                  42,700             572
   CyberAgent (B)                                            757             469
   Dai Nippon Printing (B)                                10,000             106
   Daihatsu Motor (B)                                    102,000             743
   Daiichi Sankyo (B)                                    117,600           2,419
   Daiichikosho (B)                                        8,100              83
   Daikin Industries (B)                                   4,400             117
   Dainichiseika Color & Chemicals
      Manufacturing (B)                                    8,000              20
   Dainippon Ink and Chemicals (B)                       429,000             743
   Dainippon Sumitomo Pharma (B)                          52,000             443
   Daishi Bank (B)                                         7,000              30
   DCM Japan Holdings (B)                                 33,700             253
   Denso (B)                                              69,200           1,153
   DTS (B)                                                 6,400              63
   Dydo Drinco (B)                                           100               2
   Earth Chemical (B)                                      2,300              66
   East Japan Railway (B)                                  1,085           8,421
   EDION (A) (B)                                          30,700             134
   Eighteenth Bank (B)                                    17,000              48
   Eisai (B)                                              29,200             996
   Electric Power Development (B)                         45,200           1,583
   FamilyMart (B)                                        110,000           4,500
   Fancl* (B)                                                700               9
   Fast Retailing (B)                                     32,100           3,692
   Fuji Electric Holdings (B)                             84,000             109
   Fuji Fire & Marine Insurance (B)                       38,000              65
   Fuji Heavy Industries (B)                             113,000             343
   Fuji Machine Manufacturing (B)                          3,900              28
   FUJIFILM Holdings (B)                                  63,900           1,569
   Fujitsu (B)                                         1,019,000           4,437
   Fukuda Denshi (B)                                       1,900              41
   Fukuoka Financial Group (B)                           160,000             523
   Furukawa Electric (B)                                 199,000             770
   Furuno Electric (B)                                     3,500              20
   Futaba Industrial (B)                                  18,700             100
   Fuyo General Lease (B)                                  2,000              32
   Goldcrest (B)                                           4,650              88
   Gunma Bank (B)                                         77,000             454
   Hachijuni Bank (B)                                      2,000              10
   Heiwado (B)                                             4,000              59
   Higashi-Nippon Bank (B)                                17,000              48
   Higo Bank (B)                                          19,000             118
   HI-LEX (B)                                              2,800              25
   Hino Motors (B)                                        57,000             119
   Hisamitsu Pharmaceutical (B)                           33,200           1,342
   Hitachi (B)                                           747,900           3,488
   Hitachi Capital (B)                                    10,800              96
   Hitachi Chemical (B)                                   41,500             402
   Hitachi High-Technologies (B)                          44,800             844
   Hitachi Maxell (B)                                      4,300              35
   Hitachi Metals (B)                                    145,000             868


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hitachi Software Engineering (B)                        6,000   $          88
   Hitachi Systems & Services (B)                          1,800              23
   Hokkaido Electric Power (B)                            19,100             449
   Hokuetsu Bank (B)                                      25,000              55
   Hokuhoku Financial Group (B)                           45,000              94
   Honda Motor (B)                                       305,100           6,855
   Hosiden (B)                                             4,600              57
   Hyakugo Bank (B)                                       26,000             157
   Inpex Holdings (B)                                        283           1,819
   Isetan Mitsukoshi Holdings (B)                         21,900             162
   Isuzu Motors (B)                                    1,110,000           1,388
   IT Holdings (B)                                         4,100              54
   Itochu (B)                                            449,000           2,287
   Itochu Enex (B)                                        10,700              56
   Itoham Foods (B)                                        4,000              15
   IWATANI CORP (B)                                        4,000               8
   J Front Retailing (B)                                  78,000             309
   Japan Airlines (B)                                    254,000             592
   Japan Aviation Electronics Industry (B)                11,000              43
   Japan Petroleum Exploration (B)                         1,400              56
   Japan Steel Works (B)                                 383,510           3,966
   Japan Tobacco (B)                                       1,302           4,807
   JFE Holdings (B)                                      159,700           3,900
   JFE Shoji Holdings (B)                                 26,000              70
   JGC (B)                                                11,000             128
   Kaga Electronics (B)                                    6,000              69
   Kajima (B)                                             64,000             188
   Kaneka (B)                                             54,000             248
   Kansai Electric Power (B)                              17,100             466
   Kanto Natural Gas Development (B)                       7,000              50
   Kao (B)                                               163,000           4,686
   Kasumi (B)                                              9,000              52
   Kato Sangyo (B)                                           100               2
   Kawasaki Kisen Kaisha (B)                             205,000             829
   Kayaba Industry (B)                                    31,000              70
   KDDI (B)                                                1,129           7,384
   Keihin (B)                                              4,700              37
   Keisei Electric Railway (B)                            52,000             272
   Kikkoman (B)                                           21,000             238
   Kinden (B)                                             14,000             127
   Kirin Holdings (B)                                    150,000           1,833
   Kohnan Shoji (B)                                        3,300              42
   Koito Manufacturing (B)                                 6,000              40
   Komatsu (B)                                           129,300           1,560
   Konami (B)                                             32,600             739
   Konica Minolta Holdings (B)                            40,500             299
   Kose (B)                                                5,200             124
   Kuraray (B)                                            61,000             498
   Kurita Water Industries (B)                            35,600             847
   Kuroda Electric (B)                                     2,800              21
   Kyocera (B)                                             1,600             100
   Kyoei Steel (B)                                         8,400             126
   Kyorin (B)                                              4,000              42

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Kyowa Hakko Kogyo (B)                                  63,000   $         537
   Kyushu Electric Power (B)                              46,900           1,115
   Lawson (B)                                             58,000           2,913
   Leopalace21 (B)                                        74,800             708
   Lintec (B)                                              7,900              88
   Lion (B)                                               28,000             160
   Maeda (B)                                              14,000              44
   Makino Milling Machine (B)                             14,000              34
   Makita (B)                                             33,900             662
   Mandom (B)                                              2,600              72
   Marubeni (B)                                          475,000           1,673
   Marudai Food (B)                                       12,000              32
   Marui Group (B)                                         1,800              10
   Maruichi Steel Tube (B)                                 2,500              60
   Matsushita Electric Industrial (B)                    110,000           1,340
   Maxvalu Nishinihon (B)                                  2,400              34
   Mazda Motor (B)                                       567,000             983
   Meiji Seika Kaisha (B)                                 44,000             198
   Melco Holdings (B)                                      3,600              37
   Micronics Japan (B)                                     1,400              12
   Mie Bank (B)                                           12,000              49
   Mikuni Coca-Cola Bottling (B)                           4,000              36
   Millea Holdings (B)                                   104,600           2,540
   Mitsubishi (B)                                        412,300           5,146
   Mitsubishi Chemical Holdings (B)                      527,500           2,216
   Mitsubishi Electric (B)                               333,000           1,804
   Mitsubishi Estate (B)                                 118,000           1,766
   Mitsubishi Gas Chemical (B)                           142,000             545
   Mitsubishi Heavy Industries (B)                       150,000             614
   Mitsubishi Materials (B)                               82,000             166
   Mitsubishi UFJ Financial
      Group (A) (B)                                    1,409,120           7,852
   Mitsui (B)                                            371,000           3,308
   Mitsui Chemicals (B)                                  195,000             792
   Mitsui Fudosan (B)                                    105,000           1,624
   Mitsui High-Tec (B)                                       400               2
   Mitsui Home (B)                                         7,000              32
   Mitsui OSK Lines (B)                                  408,000           2,180
   Mitsui Sumitomo Insurance Group
      Holdings (B)                                       119,700           2,864
   Mitsui Trust Holdings (B)                             316,000           1,188
   Mitsumi Electric (A) (B)                               25,100             323
   Mizuho Financial Group (A) (B)                            859           2,288
   Mizuno (B)                                              9,000              43
   Mochida Pharmaceutical (B)                             13,000             151
   Morinaga Milk Industry (B)                             21,000              71
   Murata Manufacturing (B)                               24,700             856
   N E Chemcat (B)                                         1,000              14
   Nafco (B)                                               2,400              29
   Nagase (B)                                             17,000             150
   NEC (B)                                               248,000             700
   NEC Fielding (B)                                        1,300              14
   NHK Spring (A) (B)                                     43,000             155


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Nichirei (B)                                           18,000   $          76
   Nikon (A) (B)                                          62,000             704
   Nintendo (B)                                           39,415          12,295
   Nippo (B)                                               9,000              61
   Nippon Electric Glass (B)                             101,000             580
   Nippon Express (B)                                     74,000             334
   Nippon Meat Packers (B)                                24,000             302
   Nippon Mining Holdings (B)                            544,100           1,615
   Nippon Oil (B)                                        179,000             676
   Nippon Seiki (B)                                        6,000              39
   Nippon Sheet Glass (A) (B)                            365,000           1,063
   Nippon Shinyaku (B)                                     6,000              71
   Nippon Shokubai (B)                                     6,000              33
   Nippon Steel (B)                                      368,000           1,156
   Nippon Steel Trading (B)                                9,000              15
   Nippon Telegraph & Telephone (B)                        3,574          15,792
   Nippon Yusen (B)                                      374,000           2,042
   Nipponkoa Insurance (B)                                99,000             631
   Nishimatsu Construction (B)                            26,000              38
   Nishi-Nippon City Bank (B)                            124,000             260
   Nissan Motor (A) (B)                                  964,500           3,261
   Nissan Shatai (B)                                      14,000              85
   Nisshin Oillio Group (B)                               10,000              48
   Nisshinbo Industries (B)                               10,000              69
   Nitori (B)                                              3,750             268
   Nitto Denko (B)                                         6,700             113
   Nitto Kogyo (B)                                         2,800              25
   NOK (B)                                                 6,600              50
   Nomura Holdings (B)                                    15,200             111
   Nomura Real Estate Holdings (A) (B)                    13,500             203
   Noritake (B)                                           18,000              60
   NSK (B)                                                27,000             100
   NTT DoCoMo (B)                                          2,782           4,670
   OJI Paper (B)                                         108,000             524
   Oki Electric Industry, Cl B (A) (B)                   202,000             147
   Okinawa Cellular Telephone (B)                             16              31
   OKUMA (A) (B)                                          21,000              81
   Omron (B)                                              39,400             515
   Ono Pharmaceutical (B)                                  6,900             306
   Onward Holdings (B)                                    46,000             341
   ORIX (A) (B)                                           31,980           2,000
   Osaka Gas (B)                                          91,000             348
   Pacific Golf Group International Holdings (B)               7               2
   Point (B)                                               1,700              83
   Promise (B)                                            56,100           1,162
   Rakuten (A) (B)                                        11,155           6,136
   Resona Holdings (A) (B)                                   614             862
   Ricoh (B)                                             111,000           1,163
   Riso Kagaku (B)                                         2,200              24
   Roland (B)                                              1,700              17
   Roland DG (B)                                             200               2
   Round One (B)                                              74              35

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Royal Holdings (B)                                      2,300   $          24
   Sakai Chemical Industry (B)                             1,000               2
   San-A, Cl A (B)                                           100               3
   San-In Godo Bank (B)                                   20,000             147
   Sanki Engineering (B)                                  14,000              94
   Sankyo (B)                                              7,100             390
   Sankyu (B)                                             53,000             205
   Sapporo Hokuyo Holdings (B)                               103             392
   Sazaby League (B)                                       1,600              19
   Seiko Epson (A) (B)                                    39,700             573
   Seino Holdings (B)                                     24,000             122
   Senshukai                                               4,500              34
   Seven & I Holdings (B)                                152,300           4,322
   Seven Bank                                                266             944
   SFCG (A) (B)                                            1,460              19
   Sharp (B)                                             465,000           3,150
   Shimano (B)                                            24,900             925
   Shin-Etsu Chemical (B)                                 14,600             561
   Shinsei Bank (B)                                      112,000             180
   Shionogi (B)                                           14,000             307
   Shiseido (B)                                           42,000             785
   Showa (B)                                               8,000              33
   Showa Denko (B)                                        35,000              52
   Showa Shell Sekiyu (B)                                 27,700             231
   Sintokogio (B)                                          2,900              18
   Sky Perfect JSAT (B)                                    1,239             473
   Softbank (A) (B)                                      130,300           1,787
   Sompo Japan Insurance (B)                             107,000             620
   Sony (B)                                              130,600           2,549
   Sony Financial Holdings (B)                               110             328
   Square ENIX Holdings (B)                               27,800             797
   SRI Sports (B)                                             13              12
   Sumikin Bussan (B)                                      6,000              13
   Sumitomo (B)                                          317,100           2,805
   Sumitomo Chemical (B)                                 218,000             766
   Sumitomo Electric Industries (B)                       16,400             124
   Sumitomo Heavy Industries (B)                         122,000             460
   Sumitomo Metal Industries (B)                         248,000             641
   Sumitomo Metal Mining (B)                             218,000           2,078
   Sumitomo Mitsui Financial Group (A) (B)                 1,016           3,699
   Sumitomo Trust & Banking (B)                          174,000             790
   Suruga Bank (B)                                       109,731           1,115
   Suzuken (B)                                            22,300             501
   Suzuki Motor (B)                                       51,700             701
   T&D Holdings (B)                                       64,700           2,422
   Tachi-S, Cl S (B)                                      17,000              81
   Tadano (B)                                             30,000             156
   Taisho Pharmaceutical (B)                              31,000             560
   Takashimaya (B)                                        51,000             368
   Takata (A) (B)                                         25,700             202
   Takeda Pharmaceutical (B)                              83,700           4,076
   Takefuji (B)                                           36,760             258

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Takeuchi Manufacturing (B)                              1,200   $           9
   Tanabe Seiyaku (B)                                    248,000           3,105
   TDK (B)                                                20,100             683
   Teijin (B)                                            167,000             466
   Teikoku Piston Ring (A) (B)                            13,200              51
   Temp Holdings                                           5,000              29
   T-GAIA CORP (B)                                             4               4
   Toagosei (B)                                           89,000             222
   Tochigi Bank (B)                                       10,000              58
   Toei                                                    1,000               4
   Toho Gas (B)                                           37,000             215
   Tohoku Electric Power (B)                              86,400           2,106
   Tokai Rika (B)                                          5,300              50
   Tokai Rubber Industries                                   200               2
   Tokai Tokyo Securities (B)                             11,000              24
   Token (B)                                               2,360              54
   Tokuyama (B)                                           18,000             138
   Tokyo Dome (B)                                         13,000              42
   Tokyo Electric Power (B)                              276,900           8,268
   Tokyo Leasing (B)                                       6,700              35
   Tokyo Style (B)                                         4,000              30
   Tokyu Land (B)                                         34,000              95
   Topre (B)                                               3,600              31
   Toshiba (B)                                           702,000           2,580
   Toshiba Machine (B)                                    20,000              64
   Toshiba TEC (B)                                        36,000              98
   Tosoh (B)                                              54,000             113
   Toyo Kohan (B)                                          1,000               4
   Toyo Seikan Kaisha (B)                                    300               4
   Toyo Suisan Kaisha (B)                                 53,000           1,243
   Toyota Boshoku (B)                                      9,800              79
   Toyota Industries (B)                                  33,200             652
   Toyota Motor (B)                                      298,700           9,607
   Toyota Tsusho (B)                                       4,800              46
   Trusco Nakayama (B)                                     2,400              28
   TS Tech (B)                                             6,100              39
   Tsuruha Holdings (B)                                    2,000              60
   TV Asahi (B)                                              120             158
   Ube Industries (B)                                     38,000              76
   Unipres (B)                                             2,700              26
   UNY (B)                                                25,000             221
   Valor (B)                                               6,000              54
   West Japan Railway (B)                                    209             931
   Yachiyo Bank (B)                                           17              52
   Yahoo! Japan (A) (B)                                      380             124
   Yamaha (B)                                             28,600             265
   Yamaha Motor (B)                                       47,500             452
   Yamanashi Chuo Bank (B)                                 2,000              12
   Yamato Kogyo (B)                                       36,700             826
   Yaskawa Electric (B)                                   80,000             351
   Yodogawa Steel Works (B)                               11,000              45
   Yokogawa Electric (B)                                  12,000              63
   Yurtec (B)                                              8,000              39

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Yusen Air & Sea Service (B)                               500   $           6
   Zeon (B)                                               16,000              48
                                                                   -------------
                                                                         303,644
                                                                   -------------
JERSEY -- 0.0%
   Meinl European Land* (A) (B)                           59,652             149
                                                                   -------------
MALAYSIA -- 0.3%
   Affin Holdings (B)                                     60,600              22
   AMMB Holdings (B)                                     483,000             275
   BIMB Holdings (B)                                       7,000               2
   Boustead Holdings (B)                                   8,000               7
   British American Tobacco Malaysia (B)                  70,000             865
   HAP Seng Consolidated (B)                             195,500             100
   Hong Leong Bank (B)                                    50,000              69
   Hong Leong Financial Group (B)                         56,000              59
   JT International (B)                                    7,000               9
   KFC Holdings Malaysia (B)                              50,100             101
   Lion Industries (B)                                   371,000              66
   Oriental Holdings (B)                                  21,000              29
   Petronas Gas (B)                                      264,000             708
   PLUS Expressways (B)                                  842,000             647
   PPB Group (B)                                         282,000             667
   Resorts World (B)                                   3,497,500           2,263
   Tanjong (B)                                            56,000             194
   Tenaga Nasional (B)                                   182,000             297
   Titan Chemicals (B)                                   810,000             181
   UMW Holdings (B)                                      152,000             216
                                                                   -------------
                                                                           6,777
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD) (B)                       619,000              93
                                                                   -------------
MEXICO -- 0.8%
   Alfa, Cl A                                            111,928             206
   America Movil ADR, Ser L                               88,500           2,655
   America Movil, Ser L                                1,381,500           2,140
   Cemex                                               1,457,200           1,055
   Cemex ADR* (A)                                        195,100           1,356
   Coca-Cola Femsa, Ser L                                205,500             725
   Consorcio ARA                                         360,317             127
   Cydsa                                                  85,300              39
   Embotelladoras Arca                                   151,900             310
   Fomento Economico Mexicano ADR                        100,395           2,762
   GEO*                                                   63,900              58
   Gruma, Ser B, Cl B*                                     2,600               1
   Grupo Aeroportuario del Pacifico, Ser B, Cl B         130,700             292
   Grupo Continental                                     221,300             299
   Grupo Elektra                                           2,340              89
   Grupo Famsa, Cl A*                                     91,584              59
   Grupo Financiero Banorte, Ser O (A)                   249,589             403

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Grupo Lamosa*                                          40,800   $          38
   Grupo Mexico, Ser B                                 1,365,377             878
   Grupo Modelo                                          230,620             608
   Grupo Televisa                                         13,300              40
   Industrias, Ser B*                                     21,111              40
   Industrias Bachoco                                      8,500              11
   Mexichem                                               27,700              28
   Urbi Desarrollos Urbanos* (A)                         648,430             972
   Wal-Mart de Mexico                                     38,800             107
                                                                   -------------
                                                                          15,298
                                                                   -------------
NETHERLANDS -- 3.1%
   Aegon (B)                                             378,766           1,797
   Akzo Nobel (B)                                         11,733             400
   Boskalis Westminster (B)                               26,926             770
   CSM (B)                                                10,622             135
   European Aeronautic Defense and Space (A) (B)         261,907           4,162
   Fugro (B)                                              17,106             544
   ING Groep (B)                                         428,083           3,609
   Koninklijke Ahold (B)                                 773,001           8,607
   Koninklijke DSM (B)                                    91,756           2,125
   Randstad Holding (B)                                   26,104             488
   Reed Elsevier (B)                                     163,554           1,932
   Royal Dutch Shell, Cl B (B)                           263,850           6,912
   Royal Dutch Shell, Cl A (B)                           428,464          11,406
   Royal Dutch Shell, Cl A (GBP) (B)                     237,026           6,352
   Royal KPN (B)                                         235,367           3,247
   SNS Reaal (B)                                          19,069             118
   TNT (B)                                                21,523             450
   TomTom* (A) (B)                                         7,894              46
   Unilever (B)                                          332,279           7,747
   Wolters Kluwer (B)                                     20,400             345
                                                                   -------------
                                                                          61,192
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fisher & Paykel Healthcare (B)                         33,194              56
   Telecom Corp of New Zealand (B)                       591,500             796
   Vector (B)                                             96,150             105
                                                                   -------------
                                                                             957
                                                                   -------------
NORWAY -- 0.5%
   DnB (B)                                               484,100           1,835
   Norsk Hydro (B)                                        70,980             258
   Petroleum Geo-Services* (B)                            58,950             267
   Statoil (B)                                           411,534           6,950
   Telenor (B)                                           164,900             893
   Yara International (B)                                 18,693             310
                                                                   -------------
                                                                          10,513
                                                                   -------------
PANAMA -- 0.1%
   Copa Holdings, Cl A (A)                                55,700           1,235
                                                                   -------------

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
PHILIPPINES -- 0.2%
   Aboitiz Equity Ventures (B)                            48,000   $           5
   JG Summit Holdings (B)                                968,000              36
   Manila Electric (B)                                   103,000             123
   Philippine Long Distance Telephone ADR (A)             31,417           1,506
   Philippine Long Distance Telephone (B)                 30,560           1,448
   Pilipino Telephone (B)                                560,000              82
   San Miguel, Cl B (B)                                   58,000              51
   SM Investments (B)                                    183,851             691
                                                                   -------------
                                                                           3,942
                                                                   -------------
POLAND -- 0.2%
   Bank Handlowy w Warszawie (B)                          17,000             260
   Bank Ochrony Srodowiska (B)                                41               1
   Cyfrowy Polsat (B)                                    239,447           1,050
   Kredyt Bank (B)                                        28,228             102
   Polish Oil & Gas (B)                                  798,000             947
   Polski Koncern Naftowy Orlen (B)                      107,000             942
   Powszechna Kasa Oszczednosci Bank Polski (B)            5,000              54
   Telekomunikacja Polska (B)                            135,000             888
   Zaklady Azotowe Pulawy (B)                              2,100              40
                                                                   -------------
                                                                           4,284
                                                                   -------------
PORTUGAL -- 0.1%
   Banco BPI, Cl G* (B)                                   57,615             106
   Energias de Portugal (B)                              346,315           1,177
   Jeronimo Martins (B)                                  144,072             752
   Portugal Telecom (B)                                  122,060             906
                                                                   -------------
                                                                           2,941
                                                                   -------------
RUSSIA -- 1.3%
   Comstar United Telesystems GDR (B)                    144,313             328
   Gazprom OAO ADR (B)                                   471,450           8,280
   LUKOIL ADR (A) (B)                                    179,319           5,740
   Mechel ADR (A)                                         85,300             535
   MMC Norilsk Nickel ADR (B)                            311,640           2,323
   Mobile Telesystems ADR                                 49,700           1,473
   Novorossiysk Commercial Sea Port GDR (B)               82,000             411
   Rosneft Oil GDR (A) (B) (D)                           426,693           1,696
   Sberbank GDR (A)                                       18,065           2,354
   Surgutneftegaz ADR                                     71,608             457
   Tatneft GDR                                            18,397             625
   Uralkali GDR                                           72,084             525
   Vimpel-Communications ADR                              13,100             125
                                                                   -------------
                                                                          24,872
                                                                   -------------
SINGAPORE -- 0.5%
   ComfortDelgro (B)                                      80,000              72
   DBS Group Holdings (B)                                105,000             659

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                                       92

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Fraser and Neave (B)                                   66,000   $         125
   Haw Par (B)                                            19,000              43
   Ho Bee Investment (B)                                  30,000               7
   Hong Leong Asia (B)                                    33,000              11
   Hotel Plaza (B)                                        11,000               9
   Jardine Cycle & Carriage (B)                           20,000             140
   K1 Ventures (B)                                        76,000               7
   Keppel (B)                                            136,000             382
   Metro Holdings (B)                                     62,000              15
   NatSteel (B)                                           60,000              36
   Neptune Orient Lines (A) (B)                          701,000             487
   Oversea-Chinese Banking (B)                           480,000           1,648
   SembCorp Industries (B)                               132,000             195
   Singapore Airlines (B)                                 56,000             389
   Singapore Land (B)                                      5,000              12
   Singapore Technologies Engineering (B)                169,000             265
   Singapore Telecommunications (B)                      153,000             260
   SMRT (B)                                                9,000              10
   SP Chemicals (B)                                      133,500              62
   United Overseas Bank (B)                              367,000           3,233
   UOB-Kay Hian Holdings (B)                             143,000              88
   UOL Group (B)                                          31,000              42
   Venture (B)                                            18,000              49
   Wheelock Properties (B)                                27,000              15
   Wilmar International (A) (B)                          533,000             991
                                                                   -------------
                                                                           9,252
                                                                   -------------
SOUTH AFRICA -- 1.3%
   ABSA Group (B)                                         32,000             331
   African Rainbow Minerals (B)                           37,917             384
   ArcelorMittal (A) (B)                                 267,289           6,432
   ArcelorMittal South Africa (B)                         57,600             499
   Assore (B)                                              3,875             145
   AST Group (B)                                         422,010              20
   Aveng (B)                                             114,000             332
   Combined Motor Holdings (B)                             7,293               2
   DataTec (B)                                            72,000              99
   Enaleni Pharmaceuticals* (B)                           75,740              18
   Exxaro Resources (B)                                   62,000             446
   Gold Fields (B)                                        54,000             448
   Grindrod (B)                                          180,000             233
   Group (B)                                             116,749           1,223
   Harmony Gold Mining* (B)                               84,000             723
   Hosken Consolidated Investments (B)                     5,500              22
   Medi-Clinic (B)                                       130,000             234
   Metropolitan Holdings (B)                             204,000             216
   Nedbank Group (B)                                      72,000             675
   Palabora Mining (B)                                    16,000              96
   Sanlam (B)                                          2,629,830           4,342
   Santam (B)                                             17,016             116
   Sappi (A)                                             360,416           1,294
   Sasol (B)                                             166,771           4,793

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Standard Bank Group (B)                               194,311   $       1,684
   Telkom (B)                                             39,554             402
                                                                   -------------
                                                                          25,209
                                                                   -------------
SOUTH KOREA -- 1.7%
   Asia Cement (B)                                           783              21
   Daou Technology (B)                                    18,650              48
   Dongwon Industries (B)                                  1,460              83
   Doosan* (B)                                             2,170             105
   Doosan Infracore (B)                                   11,340             101
   GS Home Shopping (B)                                    1,514              48
   Hana Financial Group (B)                               24,100             288
   Handsome (B)                                           11,850              59
   Hanwha Chemical (B)                                    45,020             153
   Honam Petrochemical (B)                                 6,000             181
   Hyundai Department Store (B)                            8,190             308
   Hyundai Development (B)                                79,528           1,650
   Hyundai Heavy Industries (B)                           12,500           1,315
   Hyundai Marine & Fire Insurance (B)                     6,180              55
   Industrial Bank of Korea (B)                           10,680              51
   KB Financial Group*                                    55,400           1,139
   Korea Development Financing (B)                         2,820              46
   Korea Gas (B)                                          11,870             456
   KT (B)                                                 43,630             982
   KT Freetel (B)                                         38,280             744
   KT&G (B)                                               31,130           1,723
   Kyeryong Construction Industrial (B)                    1,080              10
   LG (B)                                                 33,730             956
   LG Chemical (B)                                        33,240           1,578
   LG Dacom (B)                                           24,140             321
   LG Electronics (B)                                     13,890             744
   LG Household & Health Care (B)                          5,510             627
   LG Telecom (B)                                         76,700             566
   LG.Philips LCD (B)                                    140,830           1,927
   Lotte Confectionery (B)                                   390             325
   Lotte Shopping (B)                                      5,190             635
   Namyang Dairy Products (B)                                 25               7
   Nong Shim Holdings (B)                                  1,110              41
   Ottogi (B)                                              1,369             137
   Pacific (B)                                             3,469             236
   Samsung Electronics (B)                                22,173           7,344
   Samsung Fire & Marine Insurance (B)                    30,534           4,027
   Samsung Heavy Industries (B)                            7,960             108
   SeAH Holdings (B)                                         340              14
   Shinhan Financial Group (B)                            16,190             339
   Shinsegae (B)                                          10,325           3,110
   SK Energy (B)                                           4,982             231
   SK Gas (B)                                              2,500              74
   SK Holdings (B)                                         2,035             120
   Young Poong (B)                                           440             146
   Youngone (B)                                           21,210              77
                                                                   -------------
                                                                          33,256
                                                                   -------------

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                                       93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
SPAIN -- 2.5%
   ACS Actividades Construcciones y Servicios (B)         44,590   $       1,766
   Banco Bilbao Vizcaya Argentaria (B)                   262,055           2,716
   Banco Espanol de Credito (B)                            1,521              17
   Banco Santander (B)                                     4,786              38
   Banco Santander Central Hispano (B)                 1,167,796           9,584
   Cementos Portland Valderrivas (B)                       1,462              44
   Criteria Caixacorp (B)                                119,590             407
   Financiera Alba (B)                                     8,864             283
   Gas Natural (A) (B)                                   154,065           4,268
   Grifols (B)                                            64,880           1,119
   Grupo Catalana Occidente (B)                           21,917             365
   Iberdrola (B)                                         717,067           5,317
   Iberdrola Renovables*                                 148,704             496
   Mapfre (B)                                            190,790             601
   Promotora de Informaciones (B)                         21,227              77
   Repsol (B)                                            265,363           5,107
   Sacyr Vallehermoso (A) (B)                             19,522             189
   Telefonica (A) (B)                                    844,794          17,100
   Union Fenosa (B)                                        9,685             211
                                                                   -------------
                                                                          49,705
                                                                   -------------
SWEDEN -- 1.1%
   Alfa Laval (B)                                         24,862             196
   Atlas Copco, Cl A (B)                                  46,166             326
   Eniro (A) (B)                                          35,467              61
   Getinge, Cl B (B)                                      37,641             452
   Hennes & Mauritz, Cl B (A) (B)                          4,795             178
   Investor, Cl B (B)                                    144,845           2,053
   NCC, Cl B (B)                                           2,141              10
   Nordea Bank (B)                                       431,427           3,118
   Oriflame Cosmetics (B)                                  2,324              64
   Saab, Cl B (B)                                         10,364              72
   Securitas, Cl B (B)                                    88,000             836
   Skandinaviska Enskilda Banken, Cl A (A) (B)            46,847             397
   Svenska Cellulosa, Cl B (B)                           155,300           1,260
   Svenska Handelsbanken, Cl A (B)                        65,472           1,092
   Swedbank (A) (B)                                      114,655             829
   Swedish Match (B)                                      50,312             770
   Tele2, Cl B (B)                                        36,000             295
   Telefonaktiebolaget LM Ericsson, Cl B (B)           1,202,000           8,443
   TeliaSonera (A) (B)                                   236,657           1,065
   Trelleborg, Cl B (B)                                   19,589             106
   Volvo, Cl B (A) (B)                                   189,506             847
                                                                   -------------
                                                                          22,470
                                                                   -------------
SWITZERLAND -- 6.0%
   ABB (B)                                                71,104             921
   ACE                                                    19,063             996
   Actelion* (B)                                          27,286           1,229

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Addax Petroleum                                        53,800   $         949
   Adecco (B)                                             35,000           1,040
   Baloise Holding (B)                                    38,247           2,137
   Banque Cantonale Vaudoise (B)                           1,162             324
   Bobst Group (B)                                           338              10
   Clariant (B)                                           52,733             324
   Credit Suisse Group (B)                               164,005           4,804
   Elektrizitaets-Gesellschaft Laufenburg (B)                258             197
   Galenica (B)                                              136              38
   Georg Fischer (B)                                         262              50
   Helvetia Holding (B)                                    2,052             348
   Holcim (A) (B)                                          3,452             154
   Lindt & Spruengli (B)                                     305             591
   Nestle (B)                                            761,793          27,576
   Novartis (B)                                          528,334          24,641
   Paris RE Holdings (B)                                     572               8
   Petroplus Holdings (B)                                  4,356              81
   Roche Holding (B)                                      99,651          13,953
   Schmolz + Bickenbach (B)                                1,776              31
   Schweizerische National-
      Versicherungs-Gesellschaft (A) (B)                      60              30
   STMicroelectronics (B)                                 75,586             498
   Swatch Group (A) (B)                                   26,777             599
   Swiss Life Holding (B)                                  9,945             613
   Swiss Reinsurance (B)                                 113,930           4,653
   Swisscom (B)                                            4,295           1,230
   Syngenta (B)                                           45,416           8,160
   Synthes (B)                                            13,205           1,529
   Temenos Group* (B)                                     31,474             397
   UBS* (B)                                              228,408           2,852
   Xstrata (B)                                           261,654           3,763
   Zurich Financial Services (B)                          78,988          15,398
                                                                   -------------
                                                                         120,124
                                                                   -------------
TAIWAN -- 1.9%
   Acer (B)                                              264,301             337
   Advanced Semiconductor Engineering (B)              4,914,005           1,684
   Asia Optical (B)                                      101,000             109
   Asustek Computer (B)                                1,081,231           1,240
   AU Optronics (B)                                    4,120,175           2,527
   Cathay Financial Holding (B)                        2,027,550           2,114
   Chang Hwa Commercial Bank (B)                         442,000             162
   Chi Mei Optoelectronics (B)                         1,565,450             459
   China Bills Finance* (B)                              109,000              13
   China Development Financial Holding (B)             3,566,333             715
   China Manmade Fibers (B)                              653,000              78
   China Steel (B)                                       648,209             433
   Chinatrust Financial Holding (B)                    5,637,618           1,916
   Chunghwa Telecom (B)                                4,908,829           7,754
   Compal Electronics (B)                              1,766,598             920
   CTCI (B)                                              289,432             207

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                                       94

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Far Eastern Textile (B)                               198,000   $         135
   Far EasTone Telecommunications (B)                    765,000             895
   Formosa Plastics (B)                                  632,000             928
   Fubon Financial Holding (B)                         1,733,000           1,046
   Gigabyte Technology (B)                               299,000             102
   HannStar Display (B)                                2,600,000             297
   HON HAI Precision Industry (B)                      1,008,616           1,964
   Hua Nan Financial Holdings (B)                        273,000             134
   King Yuan Electronics (B)                             577,000             120
   Lite-On Technology (B)                                819,737             584
   MediaTek (B)                                          320,889           2,153
   Mega Financial Holding (B)                          2,869,000             884
   Micro-Star International (B)                          174,716              77
   Quanta Computer (B)                                   911,529             989
   Shih Wei Navigation (B)                               155,000             164
   Siliconware Precision Industries (B)                  460,472             378
   Taiwan Cooperative Bank (B)                         1,512,850             694
   Taiwan Fertilizer (B)                                 491,000             716
   Taiwan Glass Industrial (B)                           397,000             245
   Taiwan Semiconductor Manufacturing ADR (A)            342,989           2,452
   Taiwan Semiconductor Manufacturing (B)              1,227,788           1,532
   Taiwan Sogo Shin Kong SEC (B)                          27,540              11
   Teco Electric and Machinery (B)                       995,000             301
   United Microelectronics (B)                           589,527             141
   UPC Technology (B)                                    384,799             105
   Wistron (B)                                           571,533             380
                                                                   -------------
                                                                          38,095
                                                                   -------------
THAILAND -- 0 3%
   Bangkok Bank NVDR (B)                                 481,000             895
   Krung Thai Bank NVDR (B)                              221,000              21
   PTT (B)                                               537,300           2,245
   PTT (Foreign) (B)                                      14,900              62
   PTT NVDR (B)                                          210,700             880
   Ratchaburi Electricity Generating Holding (B)         148,000             129
   Siam Commercial Bank (B)                            1,694,500           2,314
   Thai Oil (B)                                          484,100             262
   Thai Rayon (B)                                         76,000              60
                                                                   -------------
                                                                           6,868
                                                                   -------------
TURKEY -- 0.2%
   Anadolu Efes Biracilik Ve Malt Sanayii (B)             69,131             546
   Banvit (B)                                             36,000              30
   Borusan Mannesmann Boru Sanayi (B)                     12,000              42
   Bossa Ticaret Sanayi Isletme (B)                       60,000              79
   Eczacibasi Ilac Sanayi (B)                            243,000             134
   Fortis Bank* (B)                                      170,803              90
   Haci Omer Sabanci Holding (B)                       1,263,363           2,524
   KOC Holding* (B)                                      391,000             637

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Trakya Cam Sanayi* (B)                                 90,000   $          55
   Turk Hava Yollari* (B)                                 72,000             246
   Turk Sise ve Cam Fabrikalari (B)                      255,568             177
                                                                   -------------
                                                                           4,560
                                                                   -------------
UNITED KINGDOM -- 12.6%
   3i Group (B)                                          181,044           1,149
   Aegis Group (B)                                         1,002               1
   Aggreko (B)                                            78,454             541
   Amec (B)                                              456,680           3,700
   Anglo American (B)                                    246,248           5,849
   Antofagasta (B)                                       132,700             885
   Arriva (B)                                              4,800              47
   Associated British Foods (B)                          150,000           1,564
   AstraZeneca (B)                                       353,703          13,307
   Autonomy* (B)                                         306,367           4,402
   Aviva (B)                                             424,550           2,630
   Babcock International Group (B)                       118,447             875
   BAE Systems (B)                                     2,156,365          11,778
   Barclays (B)                                        2,537,367           6,713
   BBA Aviation (B)                                       56,038              68
   BG Group (B)                                          613,417           8,734
   BHP Billiton (B)                                      565,468          10,209
   BP (B)                                              3,013,868          24,372
   British American Tobacco (B)                          413,760          10,807
   British Energy Group (B)                              118,600           1,364
   British Land+++ (B)                                    23,978             193
   BT Group, Cl A (B)                                  2,613,842           5,397
   Cable & Wireless (B)                                1,266,590           2,912
   Centrica (B)                                        1,297,918           4,730
   Charter International                                  59,668             280
   Close Brothers Group (B)                                2,922              21
   Cobham (B)                                            644,704           1,762
   Colt Telecom Group* (B)                                26,758              24
   Compass Group (B)                                     890,889           4,207
   Cookson Group (B)                                      18,359              31
   Diageo (B)                                            137,638           1,915
   Drax Group (B)                                          3,329              31
   Enterprise Inns (B)                                    24,874              25
   Eurasian Natural Resources (B)                         85,328             367
   Firstgroup (B)                                        129,729             939
   Friends Provident (B)                                 301,022             341
   Game Group (B)                                        260,696             628
   GlaxoSmithKline (B)                                   869,937          15,012
   Greene King (B)                                        35,757             216
   Group 4 Securicor (B)                                 405,166           1,267
   HBOS (B)                                            2,115,084           2,979
   Home Retail Group (B)                                 696,438           2,182
   HSBC Holdings (B)                                   1,587,743          17,282
   IG Group Holdings (B)                                 174,033             601
   Imperial Tobacco Group (B)                            190,040           4,733
   Informa (B)                                            18,877              59
   Inmarsat (B)                                          125,671             842

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                   Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Invensys (B)                                          195,391   $         497
   Investec (B)                                          100,301             412
   Jardine Lloyd Thompson Group (B)                       46,311             356
   John Wood Group (B)                                   127,293             418
   Kazakhmys (B)                                          52,859             211
   Kingfisher (B)                                        625,000           1,150
   Land Securities Group+++ (B)                           66,276             964
   Legal & General Group (B)                           2,309,249           2,409
   Liberty International+++ (B)                           36,000             301
   Lloyds TSB Group (B)                                1,232,498           3,175
   LogicaCMG (B)                                         293,245             299
   Marston's (B)                                          36,913              60
   Meggitt (B)                                            74,574             167
   Millennium & Copthorne Hotels (B)                      17,795              54
   Mitchells & Butlers (B)                                25,916              65
   Mondi (B)                                             186,297             477
   National Express Group (B)                              6,962              61
   National Grid (B)                                     116,000           1,207
   Old Mutual (B)                                      2,081,992           1,762
   Pearson (B)                                             8,197              78
   Persimmon (A) (B)                                      24,200              81
   Prudential (B)                                        200,058           1,046
   Punch Taverns (B)                                       6,200              12
   QinetiQ (B)                                            37,581             100
   Reckitt Benckiser Group (B)                           103,506           4,390
   Rio Tinto (B)                                         119,655           2,969
   Rolls-Royce Group (B)                                  99,872             481
   Royal & Sun Alliance Insurance Group (B)            2,203,774           5,187
   Royal Bank of Scotland Group (B)                    3,318,076           2,842
   Sage Group (B)                                        372,000             952
   Scottish & Southern Energy (B)                         45,781             777
   Segro+++ (B)                                           30,734             105
   Severn Trent (B)                                       11,938             210
   Shire (B)                                             220,147           3,027
   Smith & Nephew (B)                                      8,981              67
   Smiths Group (B)                                       97,913           1,262
   Spectris (B)                                           12,481              82
   St. James's Place (B)                                  17,193              52
   Standard Chartered (B)                                 49,528             645
   Standard Life (B)                                     641,906           2,599
   Tate & Lyle (B)                                        83,128             501
   Tesco (B)                                             425,809           1,937
   Thomas Cook Group (B)                                  40,960             103
   TUI Travel (B)                                        359,720           1,177
   Tullett Prebon (B)                                     11,191              31
   Unilever (B)                                          225,471           5,165
   United Business Media (B)                               7,994              53
   United Utilities Group (B)                            182,338           1,699
   Vedanta Resources (A) (B)                              58,930             556
   Vodafone Group (B)                                  9,841,242          19,259
   WPP (B)                                               309,874           1,726
                                                                   -------------
                                                                         251,187
                                                                   -------------

                                                      Shares/
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
UNITED STATES -- 0.0%
   Thomson Reuters (CAD)*                                 13,100   $         335
                                                                   -------------
Total Common Stock
   (Cost $2,434,421) ($ Thousands)                                     1,630,105
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 3.0%
   U.S. Treasury Bill
         0.297%, 12/18/08 (C) (G)                  $       1,300           1,300
         0.010%, 02/12/09 (C) (G)                         47,706          47,702
   U.S. Treasury Inflationary Protection
      Securities
         3.000%, 07/15/12                                  7,436           7,108
         2.375%, 01/15/25                                  3,561           3,173
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $60,651) ($ Thousands)                                           59,283
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 2.1%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.3%
   FHLMC TBA
         6.000%, 12/01/22                                 20,000          20,377
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35 (E)                             11,167           1,824
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35 (E)                                 12               2
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37 (E)                              1,098             182
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35 (E)                                  8               1
   GNMA ARM
         5.500%, 01/20/09 (E) (F)                            190             188
         5.000%, 01/20/09 to 01/20/09 (F)                    761             750
         4.750%, 01/01/09 (E) (F)                          1,447           1,421
         4.625%, 10/01/09 (E) (F)                            112             110
         4.500%, 01/20/09 (F)                                870             852
         4.000%, 01/20/09 (E) (F)                            212             206
                                                                   -------------
                                                                          25,913
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.8%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.310%, 01/25/09 (F)                                805            729
   Banc of America Funding, Ser 2006-A,
      Cl 2A2
         5.491%, 12/01/08 (F)                                128            113
   Bear Stearns Alt-A Trust, Ser 2004-12,
      Cl 2A2
         5.875%, 01/25/09 (F)                                641            321

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                                       96

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citigroup Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A2A
         5.607%, 01/25/09 (F)                      $       2,224   $       1,066
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.725%, 12/01/08 (F)                                271             155
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2004-22,
      Cl A1
         5.084%, 12/01/08 (F)                                481             252
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2006-HYB2,
      Cl 1A1
         4.991%, 12/01/08 (F)                              1,344             719
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2007-HYB1,
      Cl 1A1
         5.478%, 01/25/09 (F)                              1,186             670
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2007-HYB2,
      Cl 3A1
         5.418%, 01/25/09 (F)                                851             335
   Deutsche ALT-A Securities Alternate
      Loan Trust, Ser 2006-AB3, Cl A1
         6.250%, 12/01/08 (F)                                613             576
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         2.074%, 12/19/08 (F)                                255              59
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.657%, 12/01/08 (F)                              1,223             823
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         5.538%, 12/01/08 (F)                                 80              41
   Master Adjustable Rate Mortgages Trust,
      Ser 2004-6, Cl 2A1
         5.190%, 12/01/08 (F)                                783             464
   Master Adjustable Rate Mortgages Trust,
      Ser 2005-2, Cl 3A1
         5.692%, 12/01/08 (F)                                799             380
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.251%, 12/01/08 (F)                              1,218           1,144
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-11AR, Cl 2A5
         5.992%, 01/25/09 (F)                                861             350
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.406%, 01/25/09 (F)                              2,830           1,258
   Nomura Asset Acceptance, Ser 2004-R1,
      Cl A1
         6.500%, 03/25/34 (D)                                284             286

                                                    Face Amount
                                                   ($ Thousands)   Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%, 12/01/08 (D) (F)                  $         331   $         307
   Nomura Asset Acceptance, Ser 2007-1,
      Cl 1A1A
         5.995%, 03/25/47                                  1,324           1,134
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.219%, 12/01/08 (F)                              1,252             618
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         1.795%, 12/26/08 (F)                                250              78
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.236%, 12/01/08 (F)                              1,019             921
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2006-3, Cl 2A1
         5.948%, 01/25/09 (F)                              4,044           1,917
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2007-9, Cl 2A1
         5.991%, 01/25/09 (F)                              1,769             940
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         1.545%, 12/26/08 (F)                                300             167
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-I, Cl B1
         5.543%, 12/01/08 (F)                                 60              35
                                                                   -------------
                                                                          15,858
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $53,835) ($ Thousands)                                           41,771
                                                                   -------------
PREFERRED STOCK -- 1.3%
BRAZIL -- 1.2%

   All America Latina Logistica                           20,400              16
   Banco Bradesco                                        403,900           4,345
   Banco Daycoval                                         22,000              47
   Banco Itau Holding Financeira                          60,700             711
   Bombril*                                                3,000               7
   Brasil Telecom                                         95,575             619
   Braskem                                                34,142              95
   Centrais Eletricas Brasileiras, Cl B                   89,000             938
   Centrais Eletricas de Santa Catarina                   11,700             178
   Cia de Bebidas das Americas                            20,000             859
   Cia Energetica de Minas Gerais                          4,356              70
   Cia Paranaense de Energia                              75,000             898
   Cia Vale do Rio Doce, Cl A                            280,400           3,005
   Construtora Sultepa                                     3,000               6
   Duratex                                                36,400             229
   Ferbasa-Ferro Ligas DA Bahia                           19,473              59
   Fertilizantes Fosfatados                              131,700             627

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Gerdau                                                    629   $           4
   Industrias J B Duarte                                   1,200              --
   Mangels Industrial                                      3,500              10
   NET Servicos de Comunicacao*                          384,000           2,307
   Parana Banco                                           16,500              19
   Petroleo Brasileiro                                   612,700           5,374
   Sadia                                                  45,800              67
   Tam                                                   111,942             759
   Tekno Industria e Comercio                                400              12
   Telegraph Norte Leste Participacoes                    62,800             933
   Telemar Norte Leste                                    28,700             730
   Telemig Celular Participacoes                          18,000             283
   Universo Online                                        18,500              56
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                                65,150             668
                                                                   -------------
                                                                          23,931
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke                                3,036              55
   Porsche Automobil Holding                               5,107             333
   ProSiebenSat.1 Media                                   11,647              25
   RWE                                                     1,987             116
   Volkswagen                                              5,856             238
                                                                   -------------
                                                                             767
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale* (B)                  40,436             241
   Unipol Gruppo Finanziario (B)                          47,789              48
                                                                   -------------
                                                                             289
                                                                   -------------
SOUTH KOREA -- 0.0%
   Samsung Electronics (B)                                 1,000             228
                                                                   -------------
Total Preferred Stock
   (Cost $42,804) ($ Thousands)                                           25,215
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.6%
MORTGAGE RELATED SECURITIES -- 0.6%
   ACE Securities, Ser 2003-NC1, Cl M
         2.175%, 12/26/08 (F)                      $         650             411
   ACE Securities, Ser 2003-OP1, Cl M1
         2.095%, 12/26/08 (F)                                300             186
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         2.445%, 12/26/08 (F)                                 38              21
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         2.745%, 12/26/08 (F)                                416             291
   Argent Securities, Ser 2003-W5,
      Cl M1
         2.095%, 12/26/08 (F)                                250             166

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Argent Securities, Ser 2003-W9,
      Cl M1
         2.085%, 12/26/08 (F)                      $         369   $         239
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         2.548%, 12/15/08 (F)                                456             340
   Citigroup Mortgage Loan Trust,
      Ser 2007-AMC2, Cl A3A
         1.475%, 12/26/08 (F)                              1,084             871
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         2.995%, 12/26/08 (F)                                255             157
   Credit Suisse Asset-Backed
      Mortgage-Backed Trust,
      Ser 2007-1, Cl 1A1A
         5.898%, 01/25/09 (F)                              2,945           1,988
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2005-FF9, Cl A3
         1.675%, 12/26/08 (F)                                887             756
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1
         1.495%, 12/26/08 (F)                                139             138
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2
         3.795%, 12/26/08 (F)                                226             141
   Home Equity Asset Trust, Ser 2006-5,
      Cl 2A3
         1.545%, 12/26/08 (F)                                250             123
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         3.045%, 12/26/08 (F)                                 51              24
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         2.415%, 12/26/08 (F)                                613             438
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         1.715%, 12/26/08 (F)                              1,600           1,221
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 08/25/35                                      4               4
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         2.045%, 12/26/08 (F)                                121              51
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1
         2.490%, 12/26/08 (F)                                 54              31
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         1.545%, 12/26/08 (D) (F)                          1,500           1,308
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2005-HE1, Cl A3C
         1.725%, 12/26/08 (F)                                400             329

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         4.395%, 12/26/08 (F)                      $         200   $         120
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         1.525%, 12/26/08 (F)                              1,350             447
   Structured Asset Securities,
      Ser 2007-GEL2, Cl A1
         1.545%, 12/26/08 (D) (F)                          2,584           2,065
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1
         4.500%, 12/26/08                                    230              69
                                                                   -------------
Total Asset-Backed Securities
   (Cost $16,691) ($ Thousands)                                           11,935
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (C) -- 0.2%
   FHLMC
         0.771%, 02/03/09                                    650             649
         1.053%, 02/23/09                                    300             300
         1.103%, 02/27/09                                  1,000             997
   FNMA
         2.611%, 02/02/09                                  2,775           2,773
         1.481%, 05/06/09                                    275             274
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $4,982) ($ Thousands)                                             4,993
                                                                   -------------


                                                     Number of
                                                       Rights
                                                   -------------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0%
   CSR, Expires 12/12/08*                                      6              --
   Incitec Pivot, Expires 12/23/08*                          186              18
                                                                   -------------
                                                                              18
                                                                   -------------
BELGIUM -- 0.0%
   Anheuser-Busch, Expires 12/11/08* (A)                       5              65
                                                                   -------------
BRAZIL -- 0.0%
   Telemig Cellular, Expires 12/17/08*                         0              --
                                                                   -------------
GERMANY -- 0.0%
   Deustche Postbank, Expires 11/26/08*                       13              --
                                                                   -------------
SOUTH AFRICA -- 0.1%
   Sappi, Expires 12/16/08* (A)                              432             640
                                                                   -------------
SPAIN -- 0.0%
   Banco Santander, Expires 12/02/08*                          5               3
   Banco Santander Central Hispano,
      Expires 12/02/08*                                      390             461
   Mapfre, Expires 12/03/08*                                 145               2
                                                                   -------------
                                                                             466
                                                                   -------------

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
                                                     Number of
                                                       Rights
                                                   -------------
SWEDEN -- 0.0%
   Getinge, Expires 12/23/08*                                 38   $          --
                                                                   -------------
UNITED KINGDOM -- 0.0%
   Centrica, Expires 12/16/08*                               271             307
   Standard Chartered, Expires 12/19/08*                      16             103
                                                                   -------------
                                                                             410
                                                                   -------------
Total Rights
   (Cost $1,479) ($ Thousands)                                             1,599
                                                                   -------------
EXCHANGE TRADED FUND -- 0.0%
CANADA -- 0.0%
   Energy Savings Income Fund*                             5,900              31
                                                                   -------------
Total Exchange Traded Fund
   (Cost $79) ($ Thousands)                                                   31
                                                                   -------------
CORPORATE OBLIGATIONS (D) -- 0.0%
UNITED STATES -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17                          $         175             117
   Shinsei Finance Cayman
         6.418%, 01/29/49 (A) (F)                            545             128
                                                                   -------------
Total Corporate Obligations
   (Cost $720) ($ Thousands)                                                 245
                                                                   -------------

AFFILIATED PARTNERSHIP -- 5.7%

UNITED STATES -- 5.7%
   SEI Liquidity Fund, L.P.,
      1.630**+ (H)                                   114,445,276         112,464
                                                                   -------------
Total Affiliated Partnership
   (Cost $114,445) ($ Thousands)                                         112,464
                                                                   -------------
CASH EQUIVALENT -- 6.1%
UNITED STATES -- 6.1%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      1.580**+                                       121,555,140         121,555
                                                                   -------------
Total Cash Equivalent
   (Cost $121,555) ($ Thousands)                                         121,555
                                                                   -------------
Total Investments -- 101.1%
   (Cost $2,851,662) ($ Thousands)                                 $   2,009,196
                                                                   =============

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)
November 30, 2008

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                               TOTAL RETURN SWAPS

                                                                                                                         NET
                                                                                                          NOTIONAL    UNREALIZED
                          REFERENCE                                                         TERMINATION    AMOUNT    DEPRECIATION
COUNTERPARTY          ENTITY/OBLIGATION            FUND PAYS              FUND RECEIVES         DATE    (THOUSANDS) ($ THOUSANDS)
----------------- ------------------------ ------------------------- ---------------------- ----------- ----------- -------------
Bank of America   BAS AAA 10-Year          Negative Spread Return    Initial Index
                  CMBS Daily Index                                   Spread Minus 95 bp       01/30/09      7,000      $ (2,562)
Bank of America   BAS AAA 10-Year          Negative Spread Return    Initial Index
                  CMBS Daily Index                                   Spread Minus 75 bp       02/27/09     11,000        (4,027)
Goldman Sachs     BAS AAA 10-Year          Negative Spread Return    Initial Index
                  CMBS Daily Index                                   Spread Minus 150 bp      03/31/09      9,000        (3,295)
Barclays Bank PLC MSCI Daily TR Net        3-Month Libor Minus 50 bp Price Return
                  EAFE USD Market Index                                                       09/04/09     12,000        (4,211)
Barclays Bank PLC MSCI Daily TR Net        3-Month Libor Minus 25 bp Price Return
                  EAFE USD Market Index                                                       10/26/09     36,698        (3,639)
Merrill Lynch     MSCI Daily TR Net        3-Month Libor Minus 48 bp Price Return
                  EAFE USD Market Index                                                       06/30/09     16,363        (4,230)
Merrill Lynch     MSCI Daily TR Net        3-Month Libor Minus 50 bp Price Return
                     EAFE USD Market Index                                                    08/01/09     10,110          (682)
                                                                                                                       --------
                                                                                                                       $(22,646)
                                                                                                                       ========

                              CREDIT DEFAULT SWAPS

                                                                                                                           NET
                                                                                (PAYS)/                   NOTIONAL      UNREALIZED
                                                                   BUY/SELL    RECEIVES   TERMINATION      AMOUNT      APPRECIATION
COUNTERPARTY                 REFERENCE ENTITY/OBLIGATION          PROTECTION     RATE         DATE      (THOUSANDS)   ($ THOUSANDS)
-------------------   -----------------------------------------   ----------   --------   -----------   -----------   --------------
Bank of America       Black & Decker Corp., 7.125%, 06/01/11          Buy       (0.55)%     12/20/11       1,000          $   40
JPMorgan Chase Bank   Black & Decker Corp., 7.125%, 06/01/11          Buy       (0.55)      12/20/11       1,000              40
Bank of America       Campbell Soup Co., 4.875%, 10/01/13             Buy       (0.20)      06/20/14       1,600              25
Merrill Lynch         CMBX.NA.A 2 Index                               Buy       (0.25)      03/15/49       1,000             338
Goldman Sachs         CMBX.NA.A 3 Index                               Buy       (0.62)      12/25/49       1,000             534
Goldman Sachs         CMBX.NA.A 3 Index                               Buy       (0.62)      12/25/49       1,000             536
Goldman Sachs         CMBX.NA.A 3 Index                               Buy       (0.62)      12/25/49       1,000             404
Goldman Sachs         CMBX.NA.BBB 2 Index                             Buy       (0.60)      03/14/49       4,000           1,405
Bank of America       Darden Restaurants Inc., 7.125%, 02/01/16       Buy       (0.45)      12/20/11       1,000              86
JPMorgan Chase Bank   Hasbro Inc., 2.750%, 12/01/21                   Buy       (0.39)      12/20/11       1,000              78
JPMorgan Chase Bank   Jones Apparel Group., 5.125%, 11/15/14          Buy       (0.77)      12/20/11       1,000             231
Merrill Lynch         MDC Holdings Inc., 5.500%, 05/15/13             Buy       (0.90)      12/20/11       1,000              29
Bank of America       MeadWestvaco Corp., 6.850%, 04/01/12            Buy       (0.48)      12/20/11       1,000              50
Bank of America       MGIC Investment Corp., 6.000%, 11/01/15         Buy       (0.35)      12/20/13       1,000             368
JPMorgan Chase Bank   MGIC Investment Corp., 6.000%, 11/01/15         Buy       (0.35)      12/20/13       1,000             368
JPMorgan Chase Bank   Nordstrom Inc., 6.950%, 03/15/28                Buy       (0.28)      12/20/13       1,000             228
Merrill Lynch         Nordstrom Inc., 6.950%, 03/15/28                Buy       (0.28)      12/20/13       1,000             228
Bank of America       PMI Group Inc., 6.000%, 09/15/16                Buy       (0.35)      12/20/13       1,000             367
JPMorgan Chase Bank   PMI Group Inc., 6.000%, 09/15/16                Buy       (0.35)      12/20/13       1,000             367
JPMorgan Chase Bank   PPG Industries Inc., 7.050%, 08/15/09           Buy       (0.20)      12/20/11       1,000              49
JPMorgan Chase Bank   Radian Group Inc., 7.750%, 06/01/11             Buy       (0.39)      12/20/13       1,000             484
Bank of America       Radian Group Inc., 7.750%, 06/01/11             Buy       (0.39)      12/20/13       1,000             521
Bank of America       The Limited Inc., 6.125%, 12/01/12              Buy       (0.48)      12/20/11       1,000             174
Bank of America       TJX Cos. Inc., 7.450%, 12/15/09                 Buy       (0.19)      12/20/11       1,000              21
                                                                                                                          ------
                                                                                                                          $6,971
                                                                                                                          ======

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                                                    UNREALIZED
                        NUMBER OF                  APPRECIATION
      TYPE OF           CONTRACTS    EXPIRATION   (DEPRECIATION)
     CONTRACT         LONG (SHORT)      DATE      ($ THOUSANDS)
-------------------   ------------   ----------   --------------
10 Year Swap Future           (46)    Dec-2008         $(467)
5 Year Swap Future             41     Dec-2008           128
90-Day Euro$                  (16)    Dec-2008           (20)
90-Day Euro$                  177     Sep-2009           937
90-Day Euro$                    7     Dec-2009            24
90-Day Euro$                  (97)    Mar-2010          (177)
90-Day Euro$                  (71)    Jun-2010          (361)
90-Day Euro$                  (95)    Sep-2010          (287)
90-Day Euro$                  (12)    Dec-2010           (64)
90-Day Euro$                   (3)    Mar-2011           (11)
90-Day Euro$                   30     Jun-2011           114
90-Day Euro$                   41     Sep-2011           155
90-Day Euro$                   18     Dec-2011            49
90-Day Euro$                   18     Mar-2012            49
90-Day Euro$                   22     Jun-2012            63

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
      TYPE OF                  CONTRACTS    EXPIRATION   (DEPRECIATION)
     CONTRACT                LONG (SHORT)      DATE      ($ THOUSANDS)
-------------------          ------------   ----------   --------------
90-Day Euro$                       40        Sep-2012       $    142
90-Day Euro$                       11        Dec-2012             29
90-Day Euro$                       11        Jun-2013             29
90-Day Euro$                       11        Sep-2013             29
DJ Euro Stoxx 50 Index          2,908        Dec-2008         (3,916)
E-Mini MSCI EAFE                 (243)       Dec-2008            (23)
FTSE Index                        865        Dec-2008           (655)
Hang Seng Index                    70        Dec-2008            346
Nikkei 225 Index                   30        Dec-2008             82
S&P/TSE 60 Index                  259        Dec-2008         (1,166)
SPI 200 Index                     256        Dec-2008           (580)
Topix Index                       681        Dec-2008        (14,899)
U.S. 10-Year Treasury Note        (89)       Dec-2008           (650)
U.S. 2-Year Treasury Note          (4)       Dec-2008            (17)
U.S. 5-Year Treasury Note           3        Dec-2008             (3)
U.S. 5-Year Treasury Note           1        Mar-2009              1
U.S. Long Treasury Bond             2        Dec-2008             18
                                                            ---------
                                                            $(21,101)
                                                            =========

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008 is as follows (see Note 2 in Notes to Financial Statements):

                                                         UNREALIZED
                     CURRENCY TO       CURRENCY TO      APPRECIATION
    MATURITY           DELIVER           RECEIVE       (DEPRECIATION)
      DATE           (THOUSANDS)       (THOUSANDS)      ($ THOUSANDS)
----------------   ---------------   ---------------   --------------
12/5/08-12/19/08   USD      21,942   CAD      26,342      $  (715)
12/19/08           AUD       2,875   USD       1,872            2
12/19/08           CHF      15,637   USD      12,950           57
12/19/08           EUR       8,831   USD      11,240           39
12/19/08           GBP       7,781   USD      11,914          (24)
12/19/08           HKD     126,073   USD      16,271           (1)
12/19/08           JPY   1,408,820   USD      14,781          (26)
12/19/08           MXP      18,053   USD       1,356           --
12/19/08           NOK      19,178   USD       2,734           --
12/19/08           SEK      20,293   USD       2,512            6
12/19/08           USD      23,850   AUD      37,046          246
12/19/08           USD       3,529   CHF       4,254          (22)
12/19/08           USD      25,745   GBP      17,163          589
12/19/08           USD       1,164   HKD       9,019           --
12/19/08           USD      24,043   JPY   2,325,687          402
12/19/08           USD       1,042   MXP      13,920            4
12/19/08           USD       5,394   SEK      43,491          (24)
12/19/08           USD       3,833   SGD       5,848           45
12/19/08           USD       5,846   ZAR      59,420           34
12/19/08           ZAR      42,289   USD       4,078         (107)
12/19/08-3/20/09   NZD       6,782   USD       4,500          808
12/19/08-3/20/09   USD       4,500   NZD       6,589         (913)
12/19/08-4/23/09   AUD       9,179   CHF       7,700          431
12/19/08-4/23/09   CHF       8,700   AUD      10,129         (647)
12/19/08-4/23/09   CHF      21,300   EUR      13,406         (612)
12/19/08-4/23/09   EUR      12,168   CHF      19,300          521
12/19/08-4/23/09   EUR      12,470   JPY   1,959,000        4,812
12/19/08-4/23/09   GBP       9,916   CHF      19,400          826
12/19/08-4/23/09   GBP       8,057   JPY   1,573,000        4,203
12/19/08-4/23/09   GBP       2,551   SGD       6,300          271
12/19/08-4/23/09   JPY   1,959,000   EUR      12,218       (5,132)
12/19/08-4/23/09   JPY   1,573,000   GBP       7,890       (4,459)
12/19/08-4/23/09   JPY     483,000   NOK      25,703       (1,436)
12/19/08-4/23/09   NOK      27,489   JPY     483,000        1,182
12/19/08-4/23/09   SGD       6,300   GBP       2,431         (455)
12/19/08-5/26/09   CHF      21,600   GBP      10,905       (1,137)
4/23/09            CAD       1,100   NZD       1,537          (57)
4/23/09            NZD       1,618   CAD       1,100           13
                                                          -------
                                                          $(1,276)
                                                          =======

Percentages are based on a Net Assets of $1,987,802 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $109,001 ($ Thousands).

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2008 was $1,348,188 and represented 67.8% of Net Assets.

(C) Zero coupon security. The rate reported is the effective yield at time of purchase.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(F) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2008. The date reported is the next reset date.

(G) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $112,464 ($ Thousands).

ABS     -- Asset-Based Security

ADR     -- American Depositary Receipt

ARM     -- Adjustable Rate Mortgage

AUD     -- Australian Dollar

CAD     -- Canadian Dollar

CHF     -- Swiss Franc

Cl      -- Class

CMO     -- Collateralized Mortgage Obligation

EUR     -- Euro

FHLMC   -- Federal Home Loan Mortgage Corporation

FNMA    -- Federal National Mortgage Association

GBP     -- British Pound Sterling

GDR     -- Global Depositary Receipt

GNMA    -- Government National Mortgage Association

HKD     -- Hong Kong Dollar

JPY     -- Japanese Yen

IO      -- Interest Only - face amount represents notional amount

LLC     -- Limited Liability Company

LIBOR   -- London Interbank Offered Rate

L.P.    -- Limited Partnership

MXP     -- Mexican Peso

NIM     -- Net Interest Margin

NOK     -- Norwegian Krone

NVDR    -- Non-Voting Depositary Receipt

NZD     -- New Zealand Dollar

SEK     -- Swedish Krona

Ser     -- Series

SGD     -- Singapore Dollar

STRIPS  -- Separately Traded Registered Interest and Principal Securities

TBA     -- To Be Announced

USD     -- U.S. Dollar

ZAR     -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Financials                   22.8%
Telecommunication Services   10.8%
Consumer Staples             10.3%
Industrials                   9.9%
Energy                        9.0%
Health Care                   8.7%
Materials                     8.6%
Utilities                     7.1%
Consumer Discretionary        6.8%
Information Technology        5.8%
Rights                        0.1%
Short-Term Investment         0.1%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 96.3%
ARGENTINA -- 0.1%
   Cresud SACIF y A ADR                                      400   $           2
   IRSA Inversiones y Representaciones
      GDR*                                                   500               2
   MetroGas ADR*                                             100              --
   Telecom Argentina ADR*                                  2,500              22
   Telefonica de Argentina ADR*                            1,000               4
   Tenaris ADR                                               100               2
   Transportadora de Gas del Sur ADR                         700               1
                                                                   -------------
                                                                              33
                                                                   -------------
AUSTRALIA -- 3.6%
   AGL Energy (A)                                          1,200              12
   Amcor (A)                                               9,386              36
   AMP (A)                                                   900               3
   Ansell (A)                                                500               4
   Australia & New Zealand Banking
      Group (A)                                            6,700              65
   Australian Agricultural (A)                             2,500               2
   BHP Billiton (A)                                       20,884             392
   Boart Longyear Group (A)                               17,200               3
   Boral (A)                                                 600               1
   Brambles (A)                                            3,800              18
   Caltex Australia (A)                                    1,160               6
   Centennial Coal (A)                                     8,923              15
   CFS Retail Property Trust+++ (A)                        2,100               3
   Coca-Cola Amatil (A)                                    1,800              10
   Cochlear (A)                                              200               7
   Commonwealth Bank of Australia (A)                      1,200              27
   Computershare (A)                                       1,863               8
   Crown (A)                                               1,900               6
   CSL (A)                                                 7,754             177
   Dexus Property Group+++ (A)                             4,800               3
   Foster's Group (A)                                      3,800              14

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Goodman Fielder (A)                                     6,400   $           6
   Goodman Group+++ (A)                                    6,400               4
   GPT Group+++ (A)                                        4,500               3
   Incitec Pivot (A)                                      14,000              24
   ING Industrial Fund+++ (A)                             10,649               3
   Insurance Australia Group (A)                           2,900               7
   Lend Lease (A)                                          5,900              30
   Lion Nathan (A)                                         1,300               7
   Macquarie Group (A)                                       466               9
   Macquarie Infrastructure Group (A)                     45,100              52
   Macquarie Office Trust+++ (A)                           9,500               2
   National Australia Bank (A)                             8,300             109
   Newcrest Mining (A)                                     2,019              32
   Nufarm (A)                                              6,211              37
   OneSteel (A)                                            2,150               4
   Orica (A)                                               1,300              13
   Origin Energy (A)                                      10,483             110
   Qantas Airways (A)                                     25,906              39
   QBE Insurance Group (A)                                   500               8
   Ramsay Health Care (A)                                    100               1
   Rio Tinto (A)                                             624              19
   Santos (A)                                              1,300              13
   Stockland+++ (A)                                        2,744               8
   Suncorp-Metway (A)                                      2,300              12
   TABCORP Holdings (A)                                    1,896               9
   Telstra (A)                                            29,486              78
   Wesfarmers (A)                                          4,024              49
   Westfield Group+++ (A)                                  2,600              26
   Westpac Banking (A)                                     5,450              64
   Woodside Petroleum (A)                                  1,234              29
   Woolworths (A)                                          8,982             158
                                                                   -------------
                                                                           1,777
                                                                   -------------
AUSTRIA -- 0.3%
   Erste Group Bank (A)                                    1,259              29
   IMMOFINANZ (A)                                            500              --
   OMV (A)                                                 2,430              61
   Raiffeisen International Bank
      Holding (A)                                            388              11
   RHI* (A)                                                  172               3
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A (A)                  1,260              56
   Voestalpine (A)                                           225               5
                                                                   -------------
                                                                             165
                                                                   -------------
BELGIUM -- 0.6%
   Colruyt (A)                                               183              40
   Delhaize Group (A)                                        500              30
   Dexia (A)                                               3,018              13
   Euronav (A)                                               754               9
   Fortis (A)                                              6,768               6
   Groupe Bruxelles Lambert (A)                              846              63
   KBC Groep (A)                                             864              26

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Solvay (A)                                              1,400   $         100
                                                                   -------------
                                                                             287
                                                                   -------------
BERMUDA -- 0.3%
   Catlin Group (GBP) (A)                                  9,800              65
   Hiscox (GBP) (A)                                       14,300              68
   Huabao International Holdings (HKD) (A)                 5,000               3
   Road King Infrastructure (HKD) (A)                      4,000               1
   Seadrill (NOK) (A)                                      4,004              33
                                                                   -------------
                                                                             170
                                                                   -------------
BRAZIL -- 0.7%
   Abyara Planejamento Imobiliario                         1,100               1
   Banco Bradesco ADR                                      7,100              76
   Banco do Brasil                                         8,100              51
   Brascan Residential Properties                            200              --
   Camargo Correa Desenvolvimento
      Imobiliario                                          1,900               2
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                  5,000              51
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)                               2,000              14
   EDP - Energias do Brasil                                3,500              39
   Even Construtora e Incorporadora                          100              --
   Fertilizantes Heringer                                    900               2
   Globex Utilidades                                       1,000               2
   Industrias Romi                                         1,500               4
   Klabin Segall                                           1,200               1
   Log-in Logistica Intermodal                               800               2
   Minerva                                                 1,300               1
   Natura Cosmeticos                                       5,800              52
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                                 600               2
   Rossi Residencial                                       3,109               5
   Souza Cruz                                              2,100              42
   Tecnisa (Brazil)                                        2,294               3
   Tegma Gestao Logistica                                  1,400               3
   Uniao de Bancos Brasileiros                             1,100               7
                                                                   -------------
                                                                             360
                                                                   -------------
CANADA -- 6.6%
   Agrium                                                  2,160              68
   Alimentation Couche Tard, Cl B                          1,600              17
   AltaGas Income Trust                                       90               1
   Atco                                                      400              12
   Bank of Montreal                                        1,370              42
   Bank of Nova Scotia                                     3,200              95
   Barrick Gold                                            4,700             143
   BCE                                                     1,500              30
   Biovail                                                 2,300              20
   Bombardier, Cl B                                        9,600              34

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Brookfield Asset Management, Cl A                       3,800   $          58
   Canadian Imperial Bank of Commerce                      1,500              60
   Canadian National Railway                               4,000             145
   Canadian Natural Resources                              1,300              54
   Canadian Oil Sands Trust                                3,000              62
   Canadian Pacific Railway                                  800              26
   Canadian Utilities                                        900              30
   Canfor*                                                 1,300               8
   Celestica*                                                100               1
   CGI Group, Cl A*                                        1,600              13
   Enbridge                                                1,260              39
   EnCana                                                  7,940             379
   Fairfax Financial Holdings                                450             131
   Finning International                                   2,200              23
   First Quantum Minerals                                    900              13
   Fortis                                                    230               5
   Freehold Royalty Trust                                    500               6
   George Weston                                           1,150              51
   Gerdau Ameristeel                                         450               2
   Goldcorp                                                5,140             139
   Husky Energy                                              900              23
   Imperial Oil                                            1,700              61
   Industrial Alliance Insurance and
      Financial Services                                   1,300              30
   Inmet Mining                                              800              12
   Keyera Facilities Income Fund                              30              --
   Laurentian Bank of Canada                                 300               9
   Manulife Financial                                      1,900              37
   Methanex                                                  800               9
   Metro, Cl A                                               800              22
   Mullen Group Income Fund                                  600               5
   National Bank of Canada                                   500              17
   Nexen                                                   3,935              81
   Nova Chemicals                                            200               2
   Penn West Energy Trust                                  3,700              58
   Petro-Canada                                            7,800             212
   Potash Saskatchewan                                       700              45
   Power Corp of Canada                                    2,400              49
   Power Financial                                         1,080              22
   Precision Drilling Trust                                4,300              35
   Research In Motion*                                       200               9
   Royal Bank of Canada                                    6,600             230
   Saskatchewan Wheat Pool*                                7,840              49
   Savanna Energy Services                                   400               2
   Sherritt International                                  1,500               4
   Shoppers Drug Mart                                      1,800              64
   Sino-Forest, Cl A*                                      2,700              16
   Sun Life Financial                                      2,240              50
   Suncor Energy                                           1,700              39
   Talisman Energy                                         4,240              42
   Teck Cominco, Cl B                                      2,800              14

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Toronto-Dominion Bank                                   4,200   $         156
   TransCanada                                             2,700              71
   West Fraser Timber                                        400              10
   Yellow Pages Income Fund                                7,200              44
                                                                   -------------
                                                                           3,236
                                                                   -------------
CHILE -- 0.3%
   Banco de Chile ADR                                      1,000              29
   Cia de Telecomunicaciones de
      Chile ADR*                                           4,800              29
   Enersis ADR                                             4,500              59
   Lan Airlines ADR                                        1,200              10
                                                                   -------------
                                                                             127
                                                                   -------------
CHINA -- 2.2%
   Bank of China (A)                                     359,000             114
   Bank of Communications, Cl H (A)                      212,000             140
   Baoye Group, Cl H (A)                                  16,000               2
   China BlueChemical (A)                                 52,000              19
   China Construction Bank, Cl H (A)                     307,000             163
   China Life Insurance, Cl H (A)                         33,000              85
   China Oilfield Services, Cl H (A)                      46,000              27
   China Shenhua Energy (A)                               53,000             101
   China Telecom, Cl H (A)                               236,000              90
   Industrial & Commercial Bank of
      China, Cl H (A)                                    596,000             294
   Yanzhou Coal Mining, Cl H (A)                          58,000              32
   Zhejiang Expressway, Cl H (A)                          58,000              28
                                                                   -------------
                                                                           1,095
                                                                   -------------
COLOMBIA -- 0.1%
   BanColombia ADR                                         1,700              35
                                                                   -------------
CZECH REPUBLIC -- 0.2%
   CEZ (A)                                                 2,400              97
   Unipetrol (A)                                           4,000              23
                                                                   -------------
                                                                             120
                                                                   -------------
DENMARK -- 0.6%
   A P Moeller - Maersk, Cl B (A)                             15              77
   D (A)                                                     200               2
   Danisco (A)                                               165               8
   Danske Bank (A)                                         2,000              23
   Novo-Nordisk, Cl B (A)                                  2,116             109
   Vestas Wind Systems* (A)                                1,375              62
                                                                   -------------
                                                                             281
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
EGYPT -- 0.2%
   Egyptian International Pharmaceutical
      Industrial (A)                                       4,000   $          18
   Orascom Telecom Holding SAE (A)                         9,000              39
   Telecom Egypt (A)                                      24,000              64
                                                                   -------------
                                                                             121
                                                                   -------------
FINLAND -- 0.9%
   Fortum (A)                                              3,327              67
   Metso (A)                                               1,258              15
   Nokia (A)                                              11,453             162
   Pohjola Bank, Cl A (A)                                  2,000              26
   Sampo, Cl A (A)                                         6,395             119
   UPM-Kymmene (A)                                         3,469              50
                                                                   -------------
                                                                             439
                                                                   -------------
FRANCE -- 7.0%
   Affine+++ (A)                                              62               1
   Air France-KLM (A)                                      1,094              14
   Arkema (A)                                              1,000              19
   AXA (A)                                                 2,149              41
   BNP Paribas (A)                                         5,080             281
   Bouygues (A)                                              242              10
   Carrefour (A)                                           1,400              53
   Christian Dior (A)                                        600              28
   Cie de Saint-Gobain (A)                                 1,424              57
   CNP Assurances (A)                                        400              26
   Compagnie Generale des Etablissements
      Michelin, Cl B (A)                                   1,500              72
   Credit Agricole (A)                                     8,730              97
   Electricite de France (A)                                  79               5
   Eutelsat Communications (A)                             1,158              24
   France Telecom (A)                                     21,515             553
   Gaz de France (A)                                       7,643             306
   Gemalto* (A)                                            2,349              55
   Lafarge (A)                                               541              30
   Lagardere S.C.A. (A)                                    1,800              66
   L'Oreal (A)                                               300              24
   Natixis (A)                                             9,051              18
   Pernod-Ricard (A)                                       1,083              64
   Peugeot (A)                                             1,200              22
   PPR (A)                                                   654              31
   Rallye (A)                                                595              11
   Renault (A)                                             2,960              65
   Sanofi-Aventis (A)                                      8,237             455
   Schneider Electric (A)                                    780              49
   SCOR (A)                                                1,413              28
   SES Global (A)                                            300               5
   Societe Generale (A)                                    4,046             173
   Suez (A)                                                   14               1
   Suez Environnement*                                     3,800              65
   Thales (A)                                                900              34

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Total (A)                                               1,791   $          94
   UBISOFT Entertainment* (A)                              1,504              35
   Unibail-Rodamco+++ (A)                                    156              21
   Vallourec (A)                                             943             101
   Veolia Environnement (A)                                  925              23
   Vilmorin & Cie (A)                                         15               1
   Vivendi (A)                                            12,111             344
   Wendel (A)                                                647              30
                                                                   -------------
                                                                           3,432
                                                                   -------------
GERMANY -- 5.9%
   Allianz                                                 2,222             184
   Arcandor*                                               3,114               7
   BASF                                                    4,403             140
   Bayer                                                   3,563             184
   Bayerische Motoren Werke                                  852              21
   Bilfinger Berger                                          351              14
   Celesio                                                   900              23
   Commerzbank                                             4,548              42
   DaimlerChrysler                                         1,305              41
   Deutsche Bank                                           4,041             143
   Deutsche Lufthansa                                      7,600             100
   Deutsche Post                                           7,280             104
   Deutsche Postbank                                         238               5
   Deutsche Telekom                                       23,979             331
   E.ON                                                   13,432             469
   Fresenius Medical Care                                  2,640             115
   GEA Group                                               1,877              29
   Hannover Rueckversicherung                                335               8
   Hypo Real Estate Holding                                  800               3
   K+S                                                       267              12
   Lanxess                                                 1,304              22
   Muenchener Rueckversicherungs                           1,100             149
   Q-Cells*                                                  800              27
   RWE                                                     2,333             196
   Salzgitter                                                348              24
   SAP                                                     5,510             188
   SGL Carbon*                                               916              24
   Siemens                                                 1,883             112
   Suedzucker                                              1,900              24
   ThyssenKrupp                                            1,728              35
   Tognum                                                    493               5
   TUI                                                     2,800              31
   Volkswagen                                                 22               8
   VTG*                                                      545               5
   Wacker Chemie                                             700              71
                                                                   -------------
                                                                           2,896
                                                                   -------------
GREECE -- 0.1%
   Alpha Bank (A)                                          3,496              36
   OPAP (A)                                                1,500              37
                                                                   -------------
                                                                              73
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
HONG KONG -- 3.0%
   BOC Hong Kong Holdings (A)                             39,500   $          46
   Chaoda Modern Agriculture (A)                          68,000              40
   Cheung Kong Holdings (A)                                6,000              57
   China Agri-Industries Holdings* (A)                     2,000               1
   China Mobile (A)                                       41,000             376
   China Overseas Land & Investment (A)                   54,000              71
   China Resources Power Holdings (A)                     32,000              65
   Chinese Estates Holdings (A)                           12,000               9
   CLP Holdings (A)                                        1,000               7
   CNOOC (A)                                             176,000             144
   Dairy Farm International Holdings (A)                   1,800               7
   Esprit Holdings (A)                                     2,500              12
   Guangdong Investment (A)                               98,000              33
   Guoco Group (A)                                         2,000              12
   Hang Seng Bank (A)                                      4,200              54
   Henderson Land Development (A)                         11,000              38
   Hong Kong & China Gas (A)                               3,000               5
   HongKong Electric Holdings (A)                          3,500              20
   Hongkong Land Holdings (A)                             20,000              48
   Hopewell Highway Infrastructure (A)                    13,500               7
   Hutchison Whampoa (A)                                  23,000             116
   Industrial and Commercial Bank of
      China Asia (A)                                      17,000              16
   Jardine Matheson Holdings (A)                             400               7
   Kingboard Chemical Holdings (A)                         4,000               6
   Kowloon Development (A)                                 6,000               3
   Li & Fung (A)                                           6,000              11
   Minmetals Resources (A)                                56,000               6
   MTR (A)                                                19,000              42
   Noble Group (A)                                        46,000              31
   Orient Overseas International (A)                       9,500              15
   Shandong Chenming Paper Holdings,
      Cl B (A)                                            68,600              25
   Shanghai Industrial Holdings (A)                       22,000              42
   Shenzhou International Group Holdings (A)              36,000               6
   Shui On Construction and Materials (A)                  4,000               2
   Sun Hung Kai Properties (A)                            10,000              80
   Tianjin Development Holdings (A)                       32,000               9
   TPV Technology (A)                                     34,000               6
   Wing On International (A)                               1,000               1
   Yue Yuen Industrial Holdings (A)                        3,000               5
                                                                   -------------
                                                                           1,481
                                                                   -------------
INDIA -- 1.1%
   HDFC Bank ADR                                           1,273              73
   Infosys Technologies ADR                                5,865             147
   ITC*                                                   15,822              55
   Larsen & Toubro GDR                                     2,818              38
   Reliance Industries GDR (B)                             4,648             214
   Satyam Computer Services ADR                            2,731              35
                                                                   -------------
                                                                             562
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
INDONESIA -- 0.3%
   Astra International (A)                                40,000   $          34
   Bank Negara Indonesia Persero (A)                       8,000              --
   Bank Rakyat Indonesia (A)                              38,000              11
   Bumi Resources                                        185,000              16
   Perusahaan Gas Negara (A)                             131,000              20
   Unilever Indonesia (A)                                 67,000              43
                                                                   -------------
                                                                             124
                                                                   -------------
IRELAND -- 0.1%
   Experian (A)                                            4,661              28
   Kerry Group, Cl A (A)                                     900              19
                                                                   -------------
                                                                              47
                                                                   -------------
ISRAEL -- 0.8%
   First International Bank of Israel* (A)                 6,000              31
   Israel Chemicals (A)                                    7,150              42
   Migdal Insurance & Financial Holding (A)               21,404              19
   Teva Pharmaceutical Industries ADR                      4,080             176
   Teva Pharmaceutical Industries (A)                      2,778             119
   Union Bank of Israel* (A)                               5,713              13
                                                                   -------------
                                                                             400
                                                                   -------------
ITALY -- 2.2%
   A2A (A)                                                20,500              36
   ACEA (A)                                                4,504              58
   Assicurazioni Generali (A)                              1,100              26
   Banca Intesa (A)                                       29,222              88
   Banco Popolare Scarl (A)                                5,911              54
   Enel (A)                                               37,369             233
   Fiat (A)                                                4,173              31
   Fondiaria-Sai (A)                                       1,524              28
   IFIL - Investments (A)                                  4,490              13
   Mediobanca (A)                                          2,968              31
   Pirelli (A)                                            58,000              20
   Prysmian (A)                                            5,500              61
   Telecom Italia (A)                                    184,535             230
   Terna Rete Elettrica Nazionale (A)                     11,046              33
   UniCredito Italiano (A)                                54,293             124
   Unipol Gruppo Finanziario (A)                          16,000              23
                                                                   -------------
                                                                           1,089
                                                                   -------------
JAPAN -- 17.8%
   ADEKA (A)                                                 400               3
   Aderans Holdings (A)                                      100               1
   Aeon (A)                                                2,300              21
   Aeon Credit Service (A)                                 2,300              29
   Aiful (A)                                               5,600              14
   Aisan Industry (A)                                        300               2
   AOC Holdings (A)                                        1,400               8

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   AOKI Holdings (A)                                         300   $           4
   Aoyama Trading (A)                                        300               4
   Asahi Breweries (A)                                     1,400              25
   Asahi Glass (A)                                         5,000              28
   Asahi Kasei (A)                                         5,000              21
   Astellas Pharma (A)                                     3,900             160
   Bank of Kyoto (A)                                       5,000              51
   Belluna (A)                                             2,500               6
   Benesse (A)                                               800              34
   Bridgestone (A)                                         2,200              37
   Canon (A)                                               2,700              82
   Cawachi (A)                                               700              11
   Central Japan Railway (A)                                   6              51
   Chubu Electric Power (A)                                  500              14
   Chudenko (A)                                              300               5
   Circle K Sunkus (A)                                       200               4
   Credit Saison (A)                                       1,400              19
   Daihatsu Motor (A)                                      4,000              29
   Daihen (A)                                              2,000               6
   Daiichi Sankyo (A)                                      3,000              62
   Daiichikosho (A)                                          300               3
   Dainippon Ink and Chemicals (A)                        12,000              21
   Dainippon Screen Manufacturing (A)                      1,000               2
   Dainippon Sumitomo Pharma (A)                           2,000              17
   Denso (A)                                               2,000              33
   DTS (A)                                                   900               9
   East Japan Railway (A)                                     35             272
   Eisai (A)                                                 300              10
   Electric Power Development (A)                          1,100              39
   Elpida Memory* (A)                                      1,600               8
   FamilyMart (A)                                          3,000             123
   Fast Retailing (A)                                      1,000             115
   Fuji Electric Holdings (A)                              4,000               5
   Fuji Heavy Industries (A)                               4,000              12
   Fuji Television Network (A)                                 4               6
   FUJIFILM Holdings (A)                                   1,900              47
   Fujitsu (A)                                            29,000             126
   Fukuoka Financial Group (A)                             3,000              10
   Furukawa Electric (A)                                   8,000              31
   Goldcrest (A)                                           1,200              23
   Heiwado (A)                                               300               4
   Higashi-Nippon Bank (A)                                 2,000               6
   HI-LEX (A)                                                200               2
   Hino Motors (A)                                         1,000               2
   Hisamitsu Pharmaceutical (A)                            1,000              40
   Hitachi (A)                                            23,000             107
   Hitachi Capital (A)                                       100               1
   Hitachi Chemical (A)                                      900               9
   Hitachi High-Technologies (A)                           1,400              26
   Hitachi Maxell (A)                                        400               3
   Hitachi Metals (A)                                      5,000              30

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hitachi Systems & Services (A)                            200   $           3
   Honda Motor (A)                                         8,900             200
   Hyakugo Bank (A)                                        2,000              12
   Hyakujushi Bank (A)                                     2,000              10
   Inpex Holdings (A)                                         10              64
   Isuzu Motors (A)                                       24,000              30
   Itochu Enex (A)                                           200               1
   Japan Airlines (A)                                      4,000               9
   Japan Aviation Electronics Industry (A)                 2,000               8
   Japan Petroleum Exploration (A)                           500              20
   Japan Radio (A)                                         8,000              11
   Japan Steel Works (A)                                  11,000             114
   Japan Tobacco (A)                                          36             133
   JFE Holdings (A)                                        4,300             105
   JFE Shoji Holdings (A)                                  2,000               5
   J-Oil Mills (A)                                         2,000               7
   Kaneka (A)                                              3,000              14
   Kansai Electric Power (A)                                 200               5
   Kao (A)                                                 4,000             115
   Kawasaki Kisen Kaisha (A)                               9,000              36
   KDDI (A)                                                   27             177
   Keisei Electric Railway (A)                             2,000              10
   Kirin Holdings (A)                                      6,000              73
   Komatsu (A)                                             4,000              48
   Konami (A)                                                900              20
   Kose (A)                                                  300               7
   Kuraray (A)                                             1,500              12
   Kurita Water Industries (A)                             1,700              40
   Kuroda Electric (A)                                       200               2
   Kyushu Electric Power (A)                               1,400              33
   Lawson (A)                                              1,500              75
   Leopalace21 (A)                                         1,200              11
   Maeda (A)                                               2,000               6
   Makita (A)                                              1,200              23
   Marubeni (A)                                           15,000              53
   Marui Group (A)                                           100               1
   Matsuda Sangyo (A)                                        330               3
   Matsushita Electric Industrial (A)                      5,000              61
   Mazda Motor (A)                                         8,000              14
   Micronics Japan (A)                                       200               2
   Millea Holdings (A)                                     3,200              78
   Mitsubishi (A)                                         12,900             161
   Mitsubishi Chemical Holdings (A)                       22,500              95
   Mitsubishi Electric (A)                                13,000              70
   Mitsubishi Estate (A)                                   3,000              45
   Mitsubishi Gas Chemical (A)                             8,000              31
   Mitsubishi Heavy Industries (A)                         8,000              33
   Mitsubishi UFJ Financial Group (A)                     45,100             251
   Mitsui (A)                                             13,000             116
   Mitsui Chemicals (A)                                    4,000              16
   Mitsui Fudosan (A)                                      3,000              46
   Mitsui OSK Lines (A)                                   12,000              64

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Mitsui Sumitomo Insurance Group
      Holdings (A)                                         3,400   $          81
   Mitsui Trust Holdings (A)                               8,000              30
   Mitsumi Electric (A)                                    1,400              18
   Mizuho Financial Group (A)                                 23              61
   Morinaga Milk Industry (A)                              2,000               7
   Murata Manufacturing (A)                                  800              28
   Nafco (A)                                                 200               2
   Nagase (A)                                              2,000              18
   Namco Bandai Holdings (A)                               3,000              30
   NEC (A)                                                 8,000              23
   NEC Fielding (A)                                          300               3
   NHK Spring (A)                                          1,000               4
   Nikon (A)                                               5,000              57
   Nintendo (A)                                            1,100             343
   Nippo (A)                                               2,000              14
   Nippon Electric Glass (A)                               2,000              12
   Nippon Mining Holdings (A)                             19,000              56
   Nippon Oil (A)                                         12,000              45
   Nippon Seiki (A)                                        1,000               7
   Nippon Sheet Glass (A)                                  9,000              26
   Nippon Steel (A)                                        9,000              28
   Nippon Telegraph & Telephone (A)                          107             473
   Nippon Yusen (A)                                       10,000              55
   Nishi-Nippon City Bank (A)                              4,000               8
   Nissan Motor (A)                                       26,300              89
   Nitori (A)                                                200              14
   Nitto Denko (A)                                           800              13
   Nomura Real Estate Holdings (A)                           400               6
   NTT DoCoMo (A)                                             73             123
   OJI Paper (A)                                           1,000               5
   OKUMA (A)                                               4,000              15
   Omron (A)                                               1,000              13
   ORIX (A)                                                  990              62
   Osaka Gas (A)                                           3,000              11
   Osaki Electric (A)                                      2,000              11
   Promise (A)                                             1,600              33
   QP (A)                                                    400               4
   Rakuten (A)                                               309             170
   Resona Holdings (A)                                        37              52
   Ricoh (A)                                               3,000              31
   Round One (A)                                               3               1
   Sanei-International (A)                                   900               9
   San-In Godo Bank (A)                                    2,000              15
   Sankyo (A)                                                200              11
   Sankyu (A)                                              2,000               8
   Sapporo Hokuyo Holdings (A)                                 3              11
   SEC Carbon (A)                                          2,000               7
   Seikagaku (A)                                             200               2
   Seiko Epson (A)                                           900              13
   Seino Holdings (A)                                      2,000              10
   Senko (A)                                               2,000               8

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Seven & I Holdings (A)                                  3,900   $         111
   Seven Bank                                                 11              39
   SFCG (A)                                                  300               4
   Sharp (A)                                              11,000              75
   Shimano (A)                                               900              33
   Shin-Etsu Chemical (A)                                    200               8
   Shinsei Bank (A)                                        4,000               6
   Shiseido (A)                                            2,000              37
   Showa Shell Sekiyu (A)                                  4,600              38
   Sky Perfect JSAT (A)                                       36              14
   Softbank (A)                                            3,600              49
   Sompo Japan Insurance (A)                               4,000              23
   Sony (A)                                                3,100              61
   Sony Financial Holdings (A)                                 1               3
   SQUARE ENIX HOLDINGS CO (A)                               800              23
   SRI Sports (A)                                              2               2
   Sumitomo (A)                                           10,900              96
   Sumitomo Chemical (A)                                   7,000              25
   Sumitomo Electric Industries (A)                          700               5
   Sumitomo Heavy Industries (A)                           7,000              26
   Sumitomo Metal Industries (A)                           6,000              16
   Sumitomo Metal Mining (A)                               5,000              48
   Sumitomo Mitsui Financial Group (A)                        34             124
   Sumitomo Trust & Banking (A)                            5,000              23
   Suruga Bank (A)                                         2,996              30
   Suzuken (A)                                               100               2
   Suzuki Motor (A)                                        1,500              20
   T&D Holdings (A)                                        1,950              73
   Tachi-S, Cl S (A)                                       1,200               6
   Taisho Pharmaceutical (A)                               1,000              18
   Takata (A)                                                300               2
   Takeda Pharmaceutical (A)                               2,200             107
   Takefuji (A)                                              510               4
   Tanabe Seiyaku (A)                                      8,000             100
   TDK (A)                                                   600              20
   Teijin (A)                                              5,000              14
   Teikoku Piston Ring (A)                                 1,800               7
   Tochigi Bank (A)                                        2,000              12
   Tohoku Electric Power (A)                               3,300              80
   Tokyo Electric Power (A)                                8,400             251
   Tokyu (A)                                               2,000               8
   Toshiba (A)                                            21,000              77
   Toshiba TEC (A)                                         2,000               5
   Tosoh (A)                                               7,000              15
   Toyo Suisan Kaisha (A)                                  1,000              23
   Toyota Industries (A)                                     800              16
   Toyota Motor (A)                                        9,100             293
   TS Tech (A)                                               100               1
   TV Asahi (A)                                                4               5
   West Japan Railway (A)                                      7              31
   Yamaha (A)                                                900               8
   Yamaha Motor (A)                                        1,000              10

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Yamato Kogyo (A)                                          200   $           5
   Yaskawa Electric (A)                                    3,000              13
                                                                   -------------
                                                                           8,773
                                                                   -------------
JERSEY -- 0.0%
   Meinl European Land* (A)                                5,767              14
                                                                   -------------
MALAYSIA -- 0.6%
   AMMB Holdings (A)                                      58,000              33
   BIMB Holdings (A)                                      18,800               4
   Boustead Holdings (A)                                  10,000               9
   British American Tobacco Malaysia (A)                   5,000              62
   HAP Seng Consolidated (A)                              19,000              10
   Hong Leong Bank (A)                                     5,000               7
   Hong Leong Financial Group (A)                          1,000               1
   JT International (A)                                    7,200               9
   Lion Industries (A)                                    22,000               4
   Nestle Malaysia                                         2,000              15
   PLUS Expressways (A)                                   11,000               8
   PPB Group (A)                                           9,000              21
   Sarawak Energy (A)                                     40,000              24
   Sarawak Oil Palms (A)                                  12,000               7
   Tanjong (A)                                             7,000              24
   Tenaga Nasional (A)                                    34,000              56
   Titan Chemicals (A)                                    53,000              12
   UMW Holdings (A)                                        2,000               3
                                                                   -------------
                                                                             309
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD) (A)                         5,000               1
                                                                   -------------
MEXICO -- 1.2%
   Alfa, Cl A                                              8,023              15
   America Movil, Ser L                                  126,600             196
   Cemex                                                  78,900              57
   Coca-Cola Femsa, Ser L                                 14,500              51
   Consorcio ARA                                          17,790               6
   Cydsa                                                   3,000               1
   Fomento Economico Mexicano ADR                          2,700              74
   GEO*                                                    4,000               4
   Grupo Continental                                      14,000              19
   Grupo Famsa, Cl A*                                      6,300               4
   Grupo Financiero Banorte, Ser O                        11,300              18
   Grupo Mexico, Ser B                                    78,191              50
   Grupo Modelo                                           16,700              44
   Grupo Televisa                                          4,600              14
   Industrias Bachoco                                      5,000               6
   Promotora Ambiental*                                    1,600               2
   Telefonos de Mexico                                     4,900               5
   Wal-Mart de Mexico                                      6,300              18
                                                                   -------------
                                                                             584
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
NETHERLANDS -- 2.1%
   Aegon (A)                                              11,920   $          57
   Boskalis Westminster (A)                                1,214              35
   European Aeronautic Defense and
      Space (A)                                            7,061             112
   Fugro (A)                                               1,034              33
   ING Groep (A)                                          17,362             146
   Koninklijke Ahold (A)                                  25,282             281
   Koninklijke BAM Groep (A)                               2,000              14
   Koninklijke DSM (A)                                     2,227              52
   Koninklijke Philips Electronics (A)                     1,120              18
   Reed Elsevier (A)                                       4,355              51
   Royal KPN (A)                                           7,723             106
   TNT (A)                                                   220               5
   TomTom* (A)                                             1,150               7
   Unilever (A)                                            4,913             115
                                                                   -------------
                                                                           1,032
                                                                   -------------
NEW ZEALAND -- 0.0%
   Vector (A)                                              3,000               3
                                                                   -------------
NORWAY -- 0.2%
   DnB (A)                                                14,400              54
   Telenor (A)                                             2,900              16
   Yara International (A)                                  1,500              25
                                                                   -------------
                                                                              95
                                                                   -------------
PHILIPPINES -- 0.1%
   San Miguel, Cl B (A)                                   32,000              28
                                                                   -------------
POLAND -- 0.6%
   Bank Handlowy w Warszawie (A)                           1,400              21
   Bank Pekao (A)                                          1,012              38
   Grupa Lotos* (A)                                        4,000              17
   Kredyt Bank (A)                                         4,000              14
   Polish Oil & Gas (A)                                   48,000              57
   Polski Koncern Naftowy Orlen (A)                        6,000              53
   Powszechna Kasa Oszczednosci Bank
      Polski (A)                                           1,000              11
   Telekomunikacja Polska (A)                             10,000              66
   Zaklady Chemiczne Police* (A)                           6,000              12
                                                                   -------------
                                                                             289
                                                                   -------------
PORTUGAL -- 0.3%
   Energias de Portugal (A)                               16,700              57
   Galp Energia SGPS, Cl B (A)                             7,400              81
   Jeronimo Martins (A)                                    6,435              34
                                                                   -------------
                                                                             172
                                                                   -------------
RUSSIA -- 0.7%
   MMC Norilsk Nickel ADR (A)                             14,450             108

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Mobile Telesystems ADR                                    600   $          18
   NovaTek OAO GDR (A)                                     1,700              37
   Novolipetsk Steel GDR (A)                               2,400              24
   Polyus Gold ADR                                           816               7
   Rosneft Oil GDR (A)                                     3,900              16
   Sberbank GDR                                              200              32
   Severstal GDR                                           4,900              15
   Surgutneftegaz ADR (A)                                  4,600              30
   Tatneft GDR                                               900              30
   Uralkali GDR                                            2,300              17
   Vimpel-Communications ADR                                 800               7
                                                                   -------------
                                                                             341
                                                                   -------------
SINGAPORE -- 0.6%
   Boustead Singapore (A)                                  4,000               2
   ComfortDelgro (A)                                       8,000               7
   DBS Group Holdings (A)                                  3,000              19
   Fraser and Neave (A)                                    5,000              10
   Haw Par (A)                                             2,000               4
   Hong Leong Asia (A)                                     3,000               1
   Jardine Cycle & Carriage (A)                            1,000               7
   Metro Holdings (A)                                      3,000               1
   Neptune Orient Lines (A)                               23,000              16
   Oversea-Chinese Banking (A)                            17,000              58
   SembCorp Industries (A)                                 5,000               7
   Singapore Airlines (A)                                  2,000              14
   Singapore Telecommunications (A)                        4,000               7
   United Overseas Bank (A)                               10,000              88
   Wilmar International (A)                               28,000              52
                                                                   -------------
                                                                             293
                                                                   -------------
SOUTH AFRICA -- 1.6%
   Anglo Platinum (A)                                        200               9
   AngloGold Ashanti (A)                                   1,600              35
   ArcelorMittal (A)                                       6,460             155
   ArcelorMittal South Africa (A)                          1,800              16
   Assore (A)                                                405              15
   Aveng (A)                                               8,000              23
   DataTec (A)                                            16,000              22
   Distell Group (A)                                       4,000              18
   Exxaro Resources (A)                                    3,000              22
   FirstRand (A)                                          12,407              21
   Foschini (A)                                            8,000              34
   Gold Fields (A)                                         6,000              50
   Grindrod (A)                                           18,000              23
   Group (A)                                               5,317              56
   Hosken Consolidated Investments (A)                     6,000              24
   Iliad Africa (A)                                        9,808               6
   Impala Platinum Holdings (A)                            1,200              15
   Imperial Holdings (A)                                   2,331              12
   Medi-Clinic (A)                                        22,000              40
   Metropolitan Holdings (A)                              36,000              38

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Naspers, Cl N (A)                                       1,000   $          15
   Nedbank Group (A)                                       6,000              56
   Sanlam (A)                                             36,000              59
   Standard Bank Group (A)                                 3,000              26
   Wilson Bayly Holmes-Ovcon (A)                           1,000              10
                                                                   -------------
                                                                             800
                                                                   -------------
SOUTH KOREA -- 2.2%
   Amorepacific (A)                                          110              48
   DC Chemical (A)                                            60               8
   Dongwon Industries (A)                                    110               6
   Doosan* (A)                                               150               7
   Doosan Infracore (A)                                      840               8
   Hana Financial Group (A)                                1,600              19
   Hyundai Department Store (A)                              590              22
   Hyundai Heavy Industries (A)                              700              74
   Korea Gas (A)                                             740              28
   KT (A)                                                  2,430              55
   KT Freetel (A)                                          2,310              45
   KT&G (A)                                                1,780              99
   LG (A)                                                  1,680              48
   LG Chemical (A)                                         1,340              64
   LG Dacom (A)                                            1,420              19
   LG Electronics (A)                                        190              10
   LG Household & Health Care (A)                            311              35
   LG Telecom (A)                                          5,390              40
   Lotte Confectionery (A)                                    30              25
   Lotte Shopping (A)                                        330              40
   Ottogi (A)                                                110              11
   Pacific (A)                                               240              16
   POSCO (A)                                                  13               3
   S1 (A)                                                    390              14
   Samsung Electronics (A)                                   480             159
   Samsung Fire & Marine Insurance (A)                       640              84
   Shinhan Financial Group (A)                               160               3
   Shinsegae (A)                                             240              72
   Young Poong (A)                                            60              20
                                                                   -------------
                                                                           1,082
                                                                   -------------
SPAIN -- 3.3%
   ACS Actividades Construcciones y
      Servicios (A)                                        1,599              63
   Banco Bilbao Vizcaya Argentaria (A)                    10,782             112
   Banco Espanol de Credito (A)                              654               7
   Banco Santander Central Hispano (A)                    39,276             322
   Criteria Caixacorp (A)                                  4,542              16
   Financiera Alba (A)                                       124               4
   Gas Natural (A)                                         4,028             112
   Grifols (A)                                             1,888              33
   Grupo Catalana Occidente (A)                            1,268              21
   Iberdrola (A)                                          20,642             153
   Iberdrola Renovables*                                   1,291               4


                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Mapfre (A)                                              7,748   $          24
   Promotora de Informaciones (A)                          1,200               4
   Repsol (A)                                              8,810             170
   Sacyr Vallehermoso (A)                                    500               5
   Telefonica (A)                                         27,482             556
                                                                   -------------
                                                                           1,606
                                                                   -------------
SWEDEN -- 1.5%
   D Carnegie                                              2,000               4
   Getinge, Cl B (A)                                       1,246              15
   Hennes & Mauritz, Cl B (A)                                130               5
   Investor, Cl B (A)                                      5,191              73
   Nordea Bank (A)                                        17,661             128
   Securitas, Cl B (A)                                     3,663              35
   Skandinaviska Enskilda Banken, Cl A (A)                 1,500              13
   Svenska Cellulosa, Cl B (A)                             7,500              61
   Svenska Handelsbanken, Cl A (A)                         2,523              42
   Swedbank (A)                                            3,900              28
   Swedish Match (A)                                       2,097              32
   Telefonaktiebolaget LM Ericsson,
      Cl B (A)                                            33,000             232
   TeliaSonera (A)                                         2,800              13
   Trelleborg, Cl B (A)                                      806               4
   Volvo, Cl B (A)                                        12,500              56
                                                                   -------------
                                                                             741
                                                                   -------------
SWITZERLAND -- 7.3%
   ACE                                                       616              32
   Actelion* (A)                                             770              35
   Addax Petroleum                                         1,900              33
   Adecco (A)                                              1,200              36
   Baloise Holding (A)                                     1,021              57
   Banque Cantonale Vaudoise (A)                              72              20
   Credit Suisse Group (A)                                 4,585             134
   Elektrizitaets-Gesellschaft Laufenburg (A)                 12               9
   Helvetia Holding (A)                                      100              17
   Holcim (A)                                                157               7
   Lindt & Spruengli (A)                                       6              12
   Nestle (A)                                             26,259             951
   Novartis (A)                                           15,332             715
   Petroplus Holdings (A)                                    497               9
   Roche Holding (A)                                       3,843             538
   Swatch Group (A)                                          920              21
   Swiss Life Holding (A)                                    320              20
   Swiss Reinsurance (A)                                   3,960             162
   Swisscom (A)                                              158              45
   Syngenta (A)                                              394              71
   Synthes (A)                                               504              58
   UBS* (A)                                                6,442              80
   Xstrata (A)                                             6,340              91
   Zurich Financial Services (A)                           2,197             428
                                                                   -------------
                                                                           3,581
                                                                   -------------

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
TAIWAN -- 1.9%
   Advanced Semiconductor
      Engineering (A)                                     54,533   $          19
   Asia Optical (A)                                        6,060               6
   Asustek Computer (A)                                   34,090              39
   AU Optronics (A)                                      158,049              97
   Chi Mei Optoelectronics (A)                           103,000              30
   China Manmade Fibers (A)                               41,000               5
   China Steel GDR (A)                                       181               2
   China Synthetic Rubber (A)                             12,000              12
   Chunghwa Telecom (A)                                  132,720             210
   Compal Electronics (A)                                 80,400              42
   CTCI (A)                                               17,204              12
   Far EasTone Telecommunications (A)                     46,000              54
   Fubon Financial Holding (A)                            15,000               9
   Gigabyte Technology (A)                                19,000               6
   HannStar Display (A)                                  131,149              15
   Hua Nan Financial Holdings (A)                         13,000               6
   Inventec (A)                                           51,000              13
   King Yuan Electronics (A)                              32,000               7
   Lite-On Technology (A)                                 54,000              38
   Mega Financial Holding (A)                             90,000              28
   Oriental Union Chemical (A)                            22,000              10
   POU Chen (A)                                           61,000              28
   Quanta Computer (A)                                    53,320              58
   Shih Wei Navigation (A)                                10,000              11
   SinoPac Financial Holdings (A)                        203,000              42
   Taichung Commercial Bank (A)                           37,872               6
   Taiwan Semiconductor
      Manufacturing (A)                                   59,000              74
   Taiwan Semiconductor
      Manufacturing ADR                                      281               2
   Taiwan Sogo Shin Kong SEC (A)                          10,180               4
   Teco Electric and Machinery (A)                        61,000              18
   UPC Technology (A)                                     20,799               6
   Wistron (A)                                            28,000              19
   Yieh Phui Enterprise (A)                                1,900              --
                                                                   -------------
                                                                             928
                                                                   -------------
THAILAND -- 0.2%
   Bangkok Bank NVDR (A)                                  27,000              50
   Krung Thai Bank NVDR (A)                               96,000               9
   PTT Chemical (A)                                        5,800               5
   Ratchaburi Electricity Generating
      Holding (A)                                         16,000              14
                                                                   -------------
                                                                              78
                                                                   -------------
TURKEY -- 0.6%
   Akbank (A)                                             12,000              33
   Anadolu Efes Biracilik Ve Malt
      Sanayii (A)                                          6,000              47
   Aselsan Elektronik Sanayi Ve
      Ticaret (A)                                         12,000              20

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Eczacibasi Ilac Sanayi (A)                             48,000   $          27
   Haci Omer Sabanci Holding (A)                          14,000              28
   KOC Holding* (A)                                       27,000              44
   Petrol Ofisi* (A)                                       5,000               9
   Turk Hava Yollari* (A)                                  6,332              22
   Turkcell Iletisim Hizmet (A)                           12,000              68
                                                                   -------------
                                                                             298
                                                                   -------------
UNITED KINGDOM -- 16.3%
   3i Group (A)                                            5,528              35
   Aggreko (A)                                             2,969              21
   Amec (A)                                               12,800             104
   Amlin (A)                                              11,600              66
   Anglo American (A)                                      5,598             133
   Arriva (A)                                              5,400              53
   Associated British Foods (A)                            4,900              51
   AstraZeneca (A)                                         9,910             373
   Autonomy* (A)                                           8,928             128
   Aviva (A)                                               6,602              41
   Babcock International Group (A)                         4,598              34
   BAE Systems (A)                                        55,293             302
   Barclays (A)                                           73,493             194
   BG Group (A)                                           24,484             349
   BHP Billiton (A)                                       15,066             272
   BP (A)                                                125,822           1,017
   British American Tobacco (A)                           12,681             331
   BT Group, Cl A (A)                                     70,400             145
   Cable & Wireless (A)                                   33,580              77
   Cape* (A)                                               2,000               1
   Centrica (A)                                           45,384             165
   Cobham (A)                                             14,357              39
   Compass Group (A)                                      24,941             118
   Delta (A)                                               2,500               3
   Diageo (A)                                              3,901              54
   Drax Group (A)                                            532               5
   DS Smith (A)                                           30,500              27
   E2V Technologies (A)                                    1,800               4
   Eurasian Natural Resources (A)                          2,952              13
   Euromoney Institutional Investor (A)                    1,500               6
   Firstgroup (A)                                          4,212              31
   Friends Provident (A)                                  18,600              21
   Game Group (A)                                         10,618              26
   GlaxoSmithKline (A)                                    22,598             390
   Greene King (A)                                         2,327              14
   Group 4 Securicor (A)                                  33,135             104
   HBOS (A)                                                7,578              11
   Home Retail Group (A)                                  11,993              38
   HSBC Holdings (A)                                      51,188             557
   IG Group Holdings (A)                                   6,799              23
   Imperial Tobacco Group (A)                              5,307             132
   Inmarsat (A)                                            4,081              27
   International Power (A)                                 5,800              23
   Invensys (A)                                            5,800              15

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)
November 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Investec (A)                                            4,398   $          18
   Jardine Lloyd Thompson Group (A)                        1,148               9
   John Wood Group (A)                                     6,841              23
   Kazakhmys (A)                                           3,935              16
   Kingfisher (A)                                         20,000              37
   Land Securities Group+++ (A)                            1,200              17
   Legal & General Group (A)                              88,831              93
   Liberty International+++ (A)                              660               6
   Lloyds TSB Group (A)                                   38,118              98
   LogicaCMG (A)                                           9,970              10
   Man Group (A)                                           5,371              21
   Marston's (A)                                          12,194              20
   Meggitt (A)                                             2,300               5
   Mondi (A)                                              16,401              42
   National Express Group (A)                                380               3
   National Grid (A)                                       3,000              31
   Northumbrian Water Group (A)                            4,000              16
   Old Mutual (A)                                         60,000              51
   Persimmon (A)                                          12,000              40
   Premier Farnell (A)                                    19,600              42
   Prudential (A)                                         13,467              70
   Reckitt Benckiser Group (A)                             2,904             123
   Rio Tinto (A)                                           3,500              87
   Rolls-Royce Group (A)                                   4,501              22
   Royal & Sun Alliance Insurance
      Group (A)                                           55,178             130
   Royal Bank of Scotland Group (A)                       96,994              83
   SABMiller (A)                                           1,168              19
   Scottish & Southern Energy (A)                          1,657              28
   Shire (A)                                               6,177              85
   Smith & Nephew (A)                                        467               3
   Smiths Group (A)                                        2,829              36
   Spectris (A)                                              645               4
   Stagecoach Group (A)                                   40,300             108
   Standard Chartered (A)                                  1,174              15
   Standard Life (A)                                      16,000              65
   Tate & Lyle (A)                                         4,000              24
   Tesco (A)                                              16,800              76
   Thomas Cook Group (A)                                  15,400              39
   TUI Travel (A)                                         13,400              44
   UK Coal* (A)                                            2,405               3
   Unilever (A)                                            5,461             125
   United Business Media (A)                                 400               3
   United Utilities Group (A)                              5,400              50
   Vodafone Group (A)                                    296,946             581
   WPP (A)                                                11,252              63
                                                                   -------------
                                                                           8,057
                                                                   -------------
UNITED STATES -- 0.0%
   Thomson Reuters (CAD)*                                    300               8
                                                                   -------------
Total Common Stock
   (Cost $73,058) ($ Thousands)                                           47,463
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
PREFERRED STOCK -- 2.0%
BRAZIL -- 1.9%
   All America Latina Logistica                            1,462   $           1
   Banco Bradesco                                         12,450             134
   Banco Daycoval                                          1,400               3
   Banco Itau Holding Financeira                           5,000              59
   Bombril*                                                1,100               3
   Brasil Telecom                                          6,600              43
   Braskem                                                 2,171               6
   Centrais Eletricas Brasileiras, Cl B                    7,000              74
   Centrais Eletricas de Santa Catarina                      100               1
   Cia Energetica do Ceara                                 1,500              12
   Cia de Bebidas das Americas                             2,000              86
   Cia Energetica de Minas Gerais                          3,330              53
   Cia Paranaense de Energia                               4,000              48
   Cia Vale do Rio Doce, Cl A                             17,600             189
   Duratex                                                 2,900              18
   Ferbasa-Ferro Ligas DA Bahia                            2,000               6
   Fertilizantes Fosfatados                                7,675              37
   Gerdau                                                  3,525              22
   Mangels Industrial                                        300               1
   Parana Banco                                            1,100               1
   Sadia                                                   3,000               4
   Telecomunicacoes de Sao Paulo                             700              14
   Telegraph Norte Leste Participacoes                     4,400              65
   Telemar Norte Leste                                     1,900              48
   Universo Online                                         1,200               4
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                                 1,900              19
                                                                   -------------
                                                                             951
                                                                   -------------
GERMANY -- 0.1%
   Porsche Automobil Holding                                  40               3
   RWE                                                        70               4
   Volkswagen                                                249              10
                                                                   -------------
                                                                              17
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale* (A)                   1,700              10
                                                                   -------------
Total Preferred Stock
   (Cost $1,843) ($ Thousands)                                               978
                                                                   -------------

                                                     Number of
                                                       Rights
                                                   -------------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0%
   General Property Trust, Expires 12/02/08*                   5               1
   Incitec Pivot, Expires 12/23/08*                            6               1
                                                                   -------------
                                                                               2
                                                                   -------------

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                       Shares
                                                     Number of      Market Value
Description                                            Rights      ($ Thousands)
-----------                                        -------------   -------------
SPAIN -- 0.1%
   Banco Santander Central Hispano,
      Expires 12/02/08*                                       29   $          18
                                                                   -------------
SWEDEN -- 0.0%
   Getinge, Expires 12/23/08*                                  1              --
                                                                   -------------
UNITED KINGDOM -- 0.0%
   Centrica, Expires 12/16/08*                                 6               7
   Standard Chartered, Expires 12/19/08*                       0               2
                                                                   -------------
                                                                               9
                                                                   -------------
Total Rights
   (Cost $1) ($ Thousands)                                                    29
                                                                   -------------
CASH EQUIVALENT -- 0.0%
UNITED STATES -- 0.0%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.580**+                                      27,895              28
                                                                   -------------
Total Cash Equivalent
   (Cost $28) ($ Thousands)                                                   28
                                                                   -------------
Total Investments -- 98.4%
   (Cost $74,930) ($ Thousands)                                    $      48,498
                                                                   =============

Percentages are based on a Net Assets of $49,284 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2008, was $39,119 and represented 79.4% of Net Assets.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR   -- American Depositary Receipt

Cl    -- Class

GBP   -- British Pound Sterling

GDR   -- Global Depositary Receipt

HKD   -- Hong Kong Dollar

LIBOR -- London Interbank Offered Rate

NOK   -- Norwegian Krone

NVDR  -- Non-Voting Depositary Receipt

Ser   -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Affiliated Partnership       35.3%
Loan Participations          22.5%
Cash Equivalent              12.1%
Time Deposit                  9.7%
Mortgage-Backed Securities    9.4%
Asset-Backed Securities       6.0%
Financials                    3.6%
Telecommunication Services    0.4%
Utilities                     0.4%
Consumer Discretionary        0.3%
Energy                        0.1%
Health Care                   0.1%
Industrials                   0.1%

++   Percentages based on total investments.

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
LOAN PARTICIPATIONS -- 23.3%
   Alltel Communications, Inc, Ser B-2
         5.316%, 05/15/15                          $       1,995   $       1,896
   Applied Systems, Inc
         7.854%, 09/26/13                                  2,000           1,600
   Bosie Paper Holdings, 2nd Lien
         10.500%, 02/23/15                                 1,000             556
   Burlington Coat Factory Warehouse,
      Ser C
         5.060%, 05/28/13                                  1,000             418
   Calpine, 1st Lien
         6.645%, 03/31/14                                  1,990           1,395
   Caritor
         6.020%, 06/04/13                                    919             423
   Caritor (Synthetic)
         6.020%, 06/04/13                                     70              32
   CCS Medical
         7.020%, 09/30/12                                    967             491
   Cequel Communications, 1st Lien
         4.760%, 11/05/13                                    496             327
   Cequel Communications, Ser B,
      1st Lien
         4.724%, 11/05/13                                    492             325
   Clarke American, Ser B
         6.290%, 06/30/14                                  1,975           1,096
   Colleyville Resources
         3.782%, 12/28/10                                    163             119
   Colleyville Resources, Ser D
         6.633%, 12/30/13                                    526             386
   Delta Air Lines
         5.258%, 04/30/12                                    990             628
   Delta Air Lines, 2nd Lien
         6.250%, 04/30/14                                    988             500
   Dole Food, Ser B
         5.500%, 04/12/13                                     84              59
         4.689%, 04/12/13                                     47              33
   Dollar General, Ser B-1
         5.600%, 07/07/14                                  1,000             769

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Dollar General, Ser B-2
         6.140%, 07/07/14                          $       1,000   $         769
   Dynea North, 1st Lien
         5.040%, 07/10/14                                    920             570
   Eddie Bauer, Ser B
         6.366%, 04/01/14                                  1,474             678
   First Data , Ser B-1
         5.249%, 09/24/14                                    992             673
   First Data, Ser B-1
         0.000%, 09/24/14                                    995             675
   Foamex LP, 1st Lien
         7.718%, 02/12/13                                    812             284
   Fresenius SE, Ser B1
         6.750%, 08/20/14                                    650             586
   Fresenius SE, Ser B2
         6.750%, 08/20/14                                    350             320
   Ginn La Conduit Lender, Ser A, 1st Lien
         8.545%, 06/08/11 (A)                                315              32
   Ginn La Conduit Lender, Ser B, 1st Lien
         9.500%, 06/08/11 (A)                                676              68
   Green Valley Ranch Gaming, 2nd Lien
         6.500%, 08/16/14                                  1,000             390
   HCA, Ser B
         6.012%, 11/18/13                                  1,987           1,486
   Hub International
         6.262%, 06/13/14                                  1,009             613
   Hub International (Delayed Draw)
         6.262%, 06/13/14                                    226             138
   IAP Worldwide Services, 1st Lien
         9.062%, 12/30/12                                    914             562
   Kepler Holdings
         9.313%, 06/30/09                                  1,000             840
   Knology
         6.400%, 06/30/12                                    988             563
   Lake at Las Vegas Joint Venture
         16.100%, 06/20/12 (A)                             1,085              71
         15.460%, 06/20/12 (A)                               988              65
         12.000%, 06/20/12                                   250             249
   Lake at Las Vegas Joint Venture (Synthetic)
         16.100%, 06/20/12 (A)                               120               8
   Level 3 Financing
         6.885%, 03/01/14                                  1,500             985
   Life Tech
         6.000%, 11/21/15                                  2,000           1,822
   Lifecare Holding (Rainier Acquisition)
         7.670%, 08/11/12                                    987             494
   Manitowoc, Ser B
          5.687%, 04/14/14                                 2,000           1,428
   Metroflag, 2nd Lien
         14.000%, 01/06/09                                 1,500              75
   Movie Gallery (Synthetic), 1st Lien
         9.512%, 03/08/12                                     19               8
   Movie Gallery, 1st Lien
         9.750%, 03/08/12                                    479             204

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Mylan Laboratories, Ser B
         6.947%, 10/02/14                          $       1,985   $       1,611
   Nielsen Finance LLC, Ser B
         4.230%, 08/09/13                                    488             325
   Pinnacle Foods Group
         6.423%, 04/02/14                                    988             676
   Sabre
         5.218%, 09/30/14                                  1,458             574
   Serena Software
         5.500%, 03/10/13                                    928             668
   Sirva Worldwide
         12.000%, 05/15/15                                   371              74
         9.720%, 05/12/12                                    183              99
         0.000%, 05/12/12                                    119              58
   Sirva Worldwide (Unfunded)
         0.000%, 05/12/12                                    163              83
   Solo Cup, Ser B1
         5.925%, 02/27/11                                    618             505
   Solvest (Dole), Ser C
         4.795%, 04/12/13                                    312             218
   Spectrum Brands
         2.700%, 03/30/13                                     63              38
   Spectrum Brands, Ser B II
         6.387%, 03/30/13                                  1,248             752
   Spirit Finance
         6.193%, 07/15/13                                  1,000             350
   Texas Competitive Electric, Ser B-2
         6.290%, 10/10/14                                  1,990           1,356
   TPF Generation Holdings, LLC
      (Synthetic Revolver)
         3.662%, 12/15/11                                     49              41
   TPF Generation Holdings, LLC
      (Synthetic), 1st Lien
         3.662%, 12/15/13                                    156             130
   TPF Generation Holdings, LLC,
      1st Lien
         5.762%, 12/15/13                                    741             620
   Tribune, Ser B
         6.500%, 06/04/14                                    593             166
   Tribune, Ser X
         7.084%, 06/04/09                                    137              57
   US Airways Group
         5.719%, 03/19/14                                    733             362
   Verint Systems
         6.250%, 05/27/14                                  1,877           1,032
   Weather Channel, Ser B-1
         7.250%, 07/15/15                                  1,600           1,372
   WM Bolthouse Farms, 1st Lien
         6.188%, 12/17/12                                  1,470           1,139
   Wm. Wrigley Jr., Ser B
         7.750%, 09/30/14                                  2,000           1,855
                                                                   -------------
Total Loan Participations
   (Cost $61,720) ($ Thousands)                                           39,870
                                                                   -------------

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 9.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.9%
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
         5.000%, 05/15/37 (B)                      $         366   $          61
   FNMA
         6.000%, 06/01/21 to 12/01/21                      1,300           1,331
   FNMA TBA
         6.000%, 10/01/26 to 04/01/27                      2,337           2,391
         5.500%, 10/01/20 to 03/01/22                      1,121           1,141
                                                                   -------------
                                                                           4,924
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.9%
   American Tower Trust, Ser 2007-1A,
      Cl D
         5.957%, 04/15/37 (C)                                250             218
   Banc of America Funding, Ser 2005-F,
      Cl 4A1
         5.333%, 01/20/09 (D)                                495             276
   Banc of America Funding, Ser 2006-D,
      Cl 3A1
         5.587%, 01/20/09 (D)                                415             284
   Banc of America Large Loan,
      Ser 2007-BMB1, Cl A1
         1.933%, 12/15/08 (C) (D)                            195             135
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5
         4.152%, 01/25/09 (D)                                350             333
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A1
         4.446%, 01/25/09 (D)                                267             178
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1
         5.276%, 01/25/09 (D)                                362             279
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-9, Cl A1
         4.625%, 01/25/09 (D)                                481             361
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2006-1, Cl A1
         4.625%, 01/25/09 (D)                                458             285
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                    500             467
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
         2.373%, 12/15/08 (C) (D)                            155              56
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1
         4.900%, 01/25/09 (D)                                472             361
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A
         5.544%, 01/25/09 (D)                                664             507

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-HY10,
      Cl 3A1A
         5.379%, 01/20/09 (D)                      $         467   $         219
   Credit Suisse First Boston Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.545%, 04/15/62                                    387             379
   Crown Castle Towers LLC, Ser 2006-1A,
      Cl E
         6.065%, 11/15/36 (C)                                380             263
   Crusade Global Trust, Ser 2007-1,
      Cl A1
         4.563%, 01/20/09 (D)                                239             196
   Diversified REIT Trust, Ser 1999-1A,
      Cl A2
         6.780%, 03/18/11 (C)                                 29              29
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.348%, 01/25/09 (D)                                262             136
   First Horizon Mortgage Pass-Through
      Certificate, Ser 2005-AR4, Cl 2A1
         5.333%, 01/25/09 (D)                                232             122
   First Union-Chase Commercial
      Mortgage,Ser 1999-C2, Cl A2
         6.645%, 06/15/31                                     71              70
   GMAC Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1
         5.597%, 01/19/09 (D)                                462             228
   Granite Master Issuer, Ser 2006-1A,
      Cl A5
         1.523%, 12/22/08 (C) (D)                            156              93
   GS Mortgage Securities, Ser 2007-EOP,
      Cl K
         3.228%, 01/06/09 (C) (D)                             75              40
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A
         5.302%, 01/19/09 (D)                                313             258
   JPMorgan Mortgage Trust,
      Ser 2007-A4, Cl 1A1
         5.443%, 01/25/09 (D)                                418             272
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-6, Cl 5A1
         5.056%, 01/25/09 (D)                                470             383
   Merrill Lynch Mortgage Backed Securities
      Trust, Ser 2007-2, Cl 1A1
         5.800%, 01/25/09 (D)                                480             312
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 2A1
         4.538%, 01/25/09 (D)                                445             261
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
         5.146%, 01/25/09 (D)                                475             380

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E
         5.146%, 01/25/09 (D)                      $         395   $         281
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 2A1
         5.379%, 01/25/09 (D)                                248             190
   Morgan Stanley Capital I,
      Ser 2007-XLFA, Cl C
         1.583%, 12/15/08 (C) (D)                            240             130
   MortgageIT Trust, Ser 2005-1,
      Cl 2A
         4.250%, 01/25/09 (D)                                455             312
   MortgageIT Trust, Ser 2005-4,
      Cl A1
         1.675%, 12/25/08 (D)                                450             188
   Residential Funding Mortgage
      Securities, Ser 2005-SA5, Cl 2A
         5.330%, 01/25/09 (D)                                173             124
   Residential Funding Mortgage Securities,
      Ser 2006-SA1, Cl 1A1
         5.674%, 01/25/09 (D)                                148              99
   Residential Funding Mortgage Securities,
      Ser 2007-SA2, Cl 2A2
         5.666%, 01/25/09 (D)                                324             212
   Thornburg Mortgage Securities Trust,
      Ser 2005-1, Cl A3
         4.769%, 01/25/09 (D)                                284             243
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2004-AR5, Cl A6
         3.837%, 01/25/09 (D)                                600             578
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2005-AR14, Cl 1A4
         5.048%, 01/25/09 (D)                                452             315
   Washington Mutual Mortgage
      Pass-Through Certificate,
      Ser 2005-AR3, Cl A2
         4.638%, 01/25/09 (D)                                415             260
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-EE,
      Cl 2A2
         4.187%, 01/25/09 (D)                                354             264
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-Z,
      Cl 2A1
         4.578%, 01/25/09 (D)                                466             303
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 6A3
         5.001%, 01/25/09 (D)                                166              97

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 3A2
         4.997%, 01/25/09 (D)                      $         119   $          76
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR10,
      Cl 2A1
         5.636%, 01/25/09 (D)                                572             299
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR13,
      Cl A2
         5.748%, 01/25/09 (D)                                450             298
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR2, Cl 2A3
         5.106%, 01/25/09 (D)                                169              82
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR8, Cl 2A1
         5.240%, 01/25/09 (D)                                292             148
                                                                   -------------
                                                                          11,880
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $21,976) ($ Thousands)                                           16,804
                                                                   -------------

ASSET-BACKED SECURITIES -- 6.2%
AUTOMOTIVE -- 2.3%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl B
         5.200%, 03/06/11                                    195             190
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl A3
         5.110%, 10/06/10                                     24              24
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                                    500             372
   Americredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A3
         5.220%, 06/08/12                                    485             436
   Capital Auto Receivables Asset
      Trust, Ser 2007-1, Cl B
         5.150%, 09/17/12                                    230             180
   Capital Auto Receivables Asset
      Trust, Ser 2007-3, Cl A3A
         5.020%, 09/15/11                                    200             194
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                                     99              87
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A3A
         5.130%, 04/16/12                                    490             439
   Carmax Auto Owner Trust,
      Ser 2007-1, Cl C
         5.530%, 07/15/13                                     50              31


                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4B
         2.723%, 12/15/08 (D)                      $         485   $         419
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                                    230             219
   GE Dealer Floorplan Master Note Trust,
      Ser 2006-2, Cl C
         1.883%, 12/22/08 (D)                                120              80
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                                    105              64
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3B
         1.823%, 12/15/08 (D)                                140             133
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                                    297             273
   Nissan Auto Receivables Owner Trust,
      Ser 2007-B, Cl A3
         5.030%, 05/16/11                                    135             132
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
         2.023%, 12/15/08 (D)                                 45              38
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
         1.723%, 12/15/08 (D)                                 25              22
   Swift Master Auto Receivables Trust,
      Ser 2007-2, Cl A
         2.073%, 12/15/08 (D)                                430             359
   USAA Auto Owner Trust,
      Ser 2007-2, Cl A3
         4.900%, 02/15/12                                    245             240
   Volkswagen Auto Lease Trust,
      Ser 2006-A, Cl A3
         5.500%, 09/21/09                                     25              25
                                                                   -------------
                                                                           3,957
                                                                   -------------
CREDIT CARDS -- 1.9%
   Advanta Business Card Master
      Trust, Ser 2007-B1, Cl B
         1.703%, 12/22/08 (D)                                400             189
   American Express Credit Account Master
      Trust, Ser 2007-2, Cl B
         1.603%, 12/15/08 (D)                                145              77
   Bank of America Credit Card Trust,
      Ser 2007-B5, Cl B5
         2.023%, 12/15/08 (D)                                470             433
   Capital One Multi-Asset Execution
      Trust, Ser 2005-C1, Cl C1
         1.823%, 12/15/08 (D)                                350             284
   Capital One Multi-Asset Execution
      Trust, Ser 2007-C2, Cl C2
         1.723%, 12/15/08 (D)                                400             248

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Chase Issuance Trust, Ser 2005-C2,
      Cl C2
         1.863%, 12/15/08 (D)                      $         400   $         245
   Citibank Credit Card Issuance Trust,
      Ser 2007-B5, Cl B5
         2.576%, 01/07/09 (D)                                500             321
   First National Master Note
      Trust, Ser 2007-1, Cl B
         1.623%, 12/15/08 (D)                                320             273
   GE Capital Credit Card Master
      Note Trust, Ser 2007-3, Cl C
         1.723%, 12/15/08 (D)                                500             395
   MBNA Credit Card Master
      Note Trust, Ser 2006-A1, Cl A1
         4.900%, 07/15/11                                    400             398
   Washington Mutual Master Note
      Trust, Ser 2006-C3A, Cl C3A
         1.803%, 12/15/08 (C) (D)                            535             430
                                                                   -------------
                                                                           3,293
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 1.0%
   First Franklin Mortgage Loan
      Asset, Ser 2006-FF18, Cl A2B
         1.505%, 12/26/08 (D)                                275             209
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl M2
         1.655%, 12/26/08 (D)                                285              19
   Morgan Stanley Capital I,
      Ser 2007-HE2, Cl M2
         1.655%, 12/26/08 (D)                                150               7
   Morgan Stanley Home Equity
      Loan Trust, Ser 2005-3, Cl M1
         1.845%, 12/26/08 (D)                                350             258
   Morgan Stanley Home Equity Loan
      Trust, Ser 2005-4, Cl M1
         1.805%, 12/26/08 (D)                                370             172
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1
         1.865%, 12/26/08 (D)                                330             207
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl M1
         1.785%, 12/26/08 (D)                                470             220
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
         5.900%, 03/25/37                                    214             189
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         1.515%, 12/26/08 (D)                                171             141
   Residential Asset Securities,
      Ser 2005-KS12, Cl M1
         1.835%, 12/26/08 (D)                                375             181

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Securitized Asset-Backed
      Receivables LLC, Ser 2007-NC2,
      Cl M2
         1.655%, 12/26/08 (D)                      $         145   $          11
                                                                   -------------
                                                                           1,614
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 1.0%
   ACAS Business Loan Trust,
      Ser 2006-1A, Cl A
         2.411%, 02/27/09 (C) (D)                            450             310
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C
         2.999%, 02/17/09 (C) (D)                            425             281
   CIT Equipment Collateral,
      Ser 2006-VT1, Cl B
         5.230%, 02/20/13                                     47              45
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (C) (F)                            400             280
   Lambda Finance, Ser 2005-1A, Cl A3
         2.379%, 02/17/09 (C) (D)                            400             342
   Peco Energy Transition Trust,
      Ser 2000-A, Cl A3
         7.625%, 03/01/10                                    258             261
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2
         2.453%, 12/22/08 (C) (D)                            266             197
                                                                   -------------
                                                                           1,716
                                                                   -------------
Total Asset-Backed Securities
   (Cost $14,353) ($ Thousands)                                           10,580
                                                                   -------------
CORPORATE OBLIGATIONS -- 5.1%
CONSUMER DISCRETIONARY -- 0.3%
   Macy's Retail Holdings
         6.300%, 04/01/09                                    300             289
         5.350%, 03/15/12                                    225             158
                                                                   -------------
                                                                             447
                                                                   -------------
ENERGY -- 0.1%
   Canadian Natural Resources
         5.700%, 05/15/17                                    150             128
                                                                   -------------
FINANCIALS -- 3.7%
   Ameriprise Financial
         5.350%, 11/15/10                                    300             256
   Banco Santander Chile
         3.164%, 12/09/08 (C) (D)                            450             444
   Capital One Financial MTN
         5.700%, 09/15/11                                    300             254

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Capmark Financial Group
         3.038%, 02/10/09 (D)                      $         500   $         219
   CIT Group
         3.375%, 04/01/09                                    300             280
   Citigroup
         3.084%, 12/09/08 (D)                                300             233
   Comerica Bank
         1.519%, 12/19/08 (D)                                275             261
   Everest Reinsurance Holdings
         8.750%, 03/15/10                                    295             276
         6.600%, 05/15/09 (D)                                450             187
   General Electric Capital
         3.606%, 01/28/09 (D)                                275             248
   Genworth Global Funding
      Trusts MTN
         5.200%, 10/08/10                                    400             300
   Hartford Financial Services Group
         7.900%, 06/15/10                                    250             223
   JPMorgan Chase Capital XXI,
      Ser U
         4.143%, 02/02/09 (D)                                550             294
   Lehman Brothers Holdings,
      Ser G MTN
         0.000%, 11/10/09 (A)                                500              45
   Liberty Property LP
         7.250%, 03/15/11+++                                 300             280
   MBIA Insurance
         14.000%, 01/15/09 (C) (D)                           200              90
   Monumental Global Funding
         4.953%, 01/15/09 (C) (D)                            450             300
   Morgan Stanley, Ser G
         4.620%, 01/09/09 (D)                                400             293
   Prudential Financial MTN
         5.100%, 12/14/11                                    300             271
   Reinsurance Group of America
         5.625%, 03/15/17                                    300             214
   State Street
         3.565%, 01/30/09 (D)                                285             257
   Unitrin
         6.000%, 05/15/17                                    260             232
         4.875%, 11/01/10                                    300             296
   VTB 24 Capital PLC, Ser E MTN
         3.021%, 03/09/09 (D)                                200             160
   Wachovia
         2.939%, 12/15/08 (D)                                425             380
                                                                   -------------
                                                                           6,293
                                                                   -------------
HEALTH CARE -- 0.1%
   UnitedHealth Group
         3.806%, 02/09/09 (D)                                250             213
                                                                   -------------

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
INDUSTRIALS -- 0.1%
   Continental Airlines, Ser 061G
         3.161%, 03/02/09 (D)                      $         300   $         222
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.4%
   Corning
         6.050%, 06/15/15                                    300             261
   Telecom Italia Capital
         5.113%, 01/20/09 (D)                                300             233
   Vodafone Group PLC
         2.461%, 02/27/09 (D)                                300             240
                                                                   -------------
                                                                             734
                                                                   -------------
UTILITIES -- 0.4%
   KeySpan
         7.625%, 11/15/10                                    300             308
   Ohio Power
         4.388%, 01/05/09 (D)                                270             241
   Southern, Ser A
         5.300%, 01/15/12                                    175             173
                                                                   -------------
                                                                             722
                                                                   -------------
Total Corporate Obligations
   (Cost $11,493) ($ Thousands)                                            8,759
                                                                   -------------
EURODOLLAR -- 0.1%
SOVEREIGN -- 0.1%
   Republic of Trinidad & Tobago
         9.875%, 10/01/09                                    150             154
                                                                   -------------
Total EuroDollar
   (Cost $156) ($ Thousands)                                                 154
                                                                   -------------
COMMON STOCK -- 0.0%
   Sirva Worldwide* (F) (G)                                2,247              68
                                                                   -------------
Total Common Stock
   (Cost $--) ($ Thousands)                                                   68
                                                                   -------------
TIME DEPOSITS -- 10.1%
   Barclays Bank London
         0.890%, 12/10/08                                  2,676           2,676
         1.290%, 12/12/08                                  1,112           1,112
   HSBC London
         0.400%, 12/12/08                                  1,000           1,000
         0.900%, 01/13/09                                  2,324           2,324
   Lloyds TSB London
         1.100%, 12/08/08                                  3,641           3,641
   Royal Bank of Canada
         0.650%, 01/14/09                                  4,093           4,093

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Concluded)
November 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   UBS London
         0.760%, 12/03/08                          $       2,440   $       2,440
                                                                   -------------
Total Time Deposits
   (Cost $17,286) ($ Thousands)                                           17,286
                                                                   -------------
AFFILIATED PARTNERSHIP -- 36.5%
   SEI LIBOR Plus Portfolio+                          10,420,126          62,521
                                                                   -------------
Total Affiliated Partnership
   (Cost $101,228) ($ Thousands)                                          62,521
                                                                   -------------
CASH EQUIVALENT -- 10.6%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      1.620%**+                                       18,150,705          18,151
                                                                   -------------
Total Cash Equivalent
   (Cost $18,151) ($ Thousands)                                           18,151
                                                                   -------------
REPURCHASE AGREEMENT -- 1.9%
   BNP Paribas (E)
      0.280%, dated 11/28/08,
      to be repurchased on 12/01/08
      repurchase price $3,200,075,
      (collateralized by a FHLMC obligation,
      par value $3,197,847, 5.500%,
      12/01/38; with total market
      value $3,264,000)                                    3,200           3,200
                                                                   -------------
Total Repurchase Agreement
   (Cost $3,200) ($ Thousands)                                             3,200
                                                                   -------------
Total Investments -- 103.6%
   (Cost $249,563) ($ Thousands)                                   $     177,393
                                                                   =============

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                            NUMBER OF                   UNREALIZED
        TYPE OF             CONTRACTS    EXPIRATION    DEPRECIATION
        CONTRACT          LONG (SHORT)      DATE      ($ THOUSANDS)
-----------------------   ------------   ----------   -------------
U.S. 10-Year Note             (38)        Mar-2009        $(62)
U.S. 2-Year Note              (38)        Mar-2009         (28)
U.S. 5-Year Note               (2)        Mar-2009          (2)
U.S. Long Treasury Bond        (5)        Mar-2009          (6)
                                                          ----
                                                          $(98)
                                                          ====

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financials Statements):

                                                     UNREALIZED
                      CURRENCY        CURRENCY      APPRECIATION
    MATURITY         TO DELIVER      TO RECEIVE    (DEPRECIATION)
      DATE          (THOUSANDS)     (THOUSANDS)    ($ THOUSANDS)
----------------   -------------   -------------   --------------
12/10/08           AUD     1,078   USD     1,000      $   299
12/10/08           CHF     1,500   NZD     1,965         (160)
12/10/08           EUR       729   USD     1,100          175
12/10/08           GBP     1,719   USD     3,300          662
12/10/08           NZD     1,984   CHF     1,500          150
12/10/08           USD     1,000   AUD     1,058         (312)
12/10/08           USD     1,100   EUR       711         (198)
12/10/08           USD     3,300   GBP     1,701      $  (690)
12/10/08-2/12/09   JPY   284,000   NOK    14,294         (950)
12/10/08-2/12/09   NOK    14,722   JPY   284,000          889
12/10/08-3/11/09   GBP     1,121   SGD     2,800          139
12/10/08-3/11/09   SGD     2,800   GBP     1,086         (193)
12/10/08-4/14/09   EUR     4,443   JPY   679,000        1,516
12/10/08-4/14/09   GBP     4,310   JPY   796,000        1,775
12/10/08-4/14/09   JPY   679,000   EUR     4,314       (1,680)
12/10/08-4/14/09   JPY   796,000   GBP     4,190       (1,960)
1/13/09-2/11/09    AUD     1,066   CHF     1,000          135
1/13/09-2/11/09    CHF     1,000   AUD     1,054         (143)
1/13/09-3/11/09    CHF     7,500   GBP     3,753         (444)
1/13/09-3/11/09    GBP     3,797   CHF     7,500          376
1/13/09-4/14/09    EUR     2,849   CHF     4,400           32
1/13/09-4/14/09    NZD     3,784   USD     2,500          445
1/13/09-4/14/09    USD     2,500   NZD     3,687         (497)
1/13/09-5/13/09    CHF     6,800   EUR     4,373          (94)
4/14/09            AUD     1,936   JPY   112,000          (68)
4/14/09            JPY   112,000   AUD     1,700          (85)
4/15/09            CHF       600   NOK     3,289          (32)
4/15/09            NOK     3,521   CHF       600           (1)
                                                      -------
                                                      $  (914)
                                                      =======

Percentages are based on a Net Assets of $171,196 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A)  Security in default on interest payments.

(B) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Variable Rate Security -- The rate reported is the rate in effects as of November 30, 2008. The date reported is the next reset date.

(E)  Tri-Party Repurchase Agreement

(F) Securities considered illiquid. The total value of such securities as of November 30, 2008 was $348 ($ Thousands) and represented 0.20% of net assets (see Note 3).

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2008 was $68 ($ Thousands) and represented 0.04% of net assets.

AUD    -- Australian Dollar

CHF    -- Swiss Franc

Cl     -- Class

CMO    -- Collateralized Mortgage Obligation

EUR    -- Euro

FHLMC  -- Federal Home Loan Mortgage Corporation

FNMA   -- Federal National Mortgage Association

GBP    -- British Pound Sterling

IO     -- Interest Only - face amount represents notional amount

JPY    -- Japanese Yen

LLC    -- Limited Liability Company

LIBOR  -- London Interbank Offered Rate

MTN    -- Medium Term Note

NOK    -- Norwegian Krone

NZD    -- New Zealand Dollar

PLC    -- Public Limited Company

Ser    -- Series

SGD    -- Singapore Dollar

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA    -- To be Announced

USD    -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Core Fixed Income Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Mortgage-Backed Securities           54.6%
Affiliated Partnership                8.0%
Financials                            8.0%
Cash Equivalent                       7.0%
U.S. Treasury Obligations             6.7%
Asset-Backed Securities               4.3%
Energy                                2.0%
Consumer Discretionary                1.5%
U.S. Government Agency Obligations    1.3%
Telecommunication Services            1.2%
Utilities                             1.2%
Industrials                           1.1%
Consumer Staples                      0.9%
Health Care                           0.6%
Materials                             0.5%
Information Technology                0.3%
Sovereign                             0.3%
Commercial Paper                      0.2%
Municipal Bonds                       0.2%
Certificates of Deposit               0.1%
Eurodollar                            0.0%
Preferred Stock                       0.0%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 71.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 56.5%
   FHLB CMO, Ser 2014, Cl 1
         5.340%, 03/20/14                          $       6,818   $       6,833
   FHLB CMO, Ser 2015, Cl A
         5.460%, 11/27/15                                 12,964          13,054
   FHLMC
         9.750%, 10/01/14                                      1               1
         7.500%, 11/01/17 to 06/01/32                        855             906
         7.000%, 11/01/15 to 06/01/32                        672             700
         6.500%, 10/01/16 to 09/01/38                     60,130          61,911
         6.000%, 01/01/13 to 03/01/38                    122,041         124,643
         5.500%, 09/01/13 to 09/01/38                    320,091         324,812
         5.000%, 10/01/14 to 12/01/34                     51,169          51,715
         4.500%, 04/01/19 to 03/01/36                     11,194          11,075
         4.000%, 09/01/18 to 10/01/33                      6,697           6,584
   FHLMC ARM
         6.895%, 02/15/09                                  6,846           6,951
         6.651%, 02/15/09                                  4,047           4,146
         6.647%, 02/15/09                                  4,471           4,568
         6.456%, 02/15/09                                 17,918          18,384
         6.371%, 02/15/09                                  1,637           1,670
         6.309%, 02/15/09                                    651             662
         6.306%, 02/15/09                                  2,180           2,236
         6.204%, 02/15/09                                  8,689           8,868
         6.157%, 02/15/09                                  7,777           7,984
         6.146%, 02/15/09                                  4,492           4,610
         6.033%, 02/15/09                                     14              15
         5.944%, 02/15/09                                  1,237           1,239
         5.941%, 02/15/09                                    726             731
         5.934%, 02/15/09                                 13,638          13,920
         5.930%, 02/15/09                                    950             948

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
         5.876%, 02/15/09                          $          32   $          32
         5.864%, 02/15/09                                  2,215           2,262
         5.857%, 02/15/09                                  2,636           2,742
         5.734%, 02/15/09                                  2,297           2,332
         5.690%, 02/15/09                                  1,075           1,077
         5.587%, 01/25/09                                  5,166           5,240
         5.192%, 02/15/09                                    939             949
         5.113%, 02/15/09                                  5,575           5,603
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                     25              27
   FHLMC CMO, Ser 1081, Cl K
         7.000%, 05/15/21                                    523             559
   FHLMC CMO, Ser 1101, Cl M
         6.950%, 07/15/21                                    275             294
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                 10,982          12,105
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                  1,399           1,398
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                  2,318           2,400
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                  1,237           1,255
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17                                  8,683           8,708
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                     73              --
   FHLMC CMO, Ser 2547, Cl BE
         5.500%, 03/15/32                                  1,711           1,721
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                                  3,681           3,693
   FHLMC CMO, Ser 2564, Cl BQ
         5.500%, 10/15/17                                  3,201           3,329
   FHLMC CMO, Ser 2590, Cl BY
         5.000%, 03/15/18                                  1,346           1,349
   FHLMC CMO, Ser 2590, Cl NU
         5.000%, 06/15/17                                  1,808           1,839
   FHLMC CMO, Ser 2603, Cl KT
         4.750%, 07/15/14                                  4,991           5,032
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 07/15/16                                  2,531           2,540
   FHLMC CMO, Ser 2631, Cl MC
         5.000%, 02/15/32                                    484             468
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                                  1,447           1,447
   FHLMC CMO, Ser 2694, Cl QG
         4.500%, 01/15/29                                    361             365
   FHLMC CMO, Ser 2695, Cl BG
         4.500%, 04/15/32                                  3,004           2,954
   FHLMC CMO, Ser 2702, Cl AD
         4.500%, 08/15/32                                  2,628           2,578
   FHLMC CMO, Ser 2708, Cl DG
         5.500%, 07/15/32                                  2,849           2,855

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                          $       1,085   $       1,076
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                  6,302           6,058
   FHLMC CMO, Ser 2735, Cl PG
         5.500%, 09/15/32                                    524             531
   FHLMC CMO, Ser 2735, Cl OG
         5.000%, 08/15/32                                  1,517           1,467
   FHLMC CMO, Ser 2740, Cl PD
         5.500%, 06/15/32                                  1,893           1,895
   FHLMC CMO, Ser 2776, Cl AC
         5.000%, 09/15/31                                  1,276           1,229
   FHLMC CMO, Ser 2777, Cl KB
         5.000%, 03/15/32                                  2,063           1,990
   FHLMC CMO, Ser 2778, Cl JD
         5.000%, 12/15/32                                  1,974           1,953
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                                  1,008           1,006
   FHLMC CMO, Ser 2790, Cl TN
         4.000%, 05/15/24                                  2,779           2,565
   FHLMC CMO, Ser 2793, Cl GE
         5.500%, 11/15/32                                    437             438
   FHLMC CMO, Ser 2825, Cl QN
         5.500%, 09/15/32                                  3,958           3,956
   FHLMC CMO, Ser 2835, Cl NG
         5.500%, 07/15/33                                  1,248           1,256
   FHLMC CMO, Ser 2843, Cl BC
         5.000%, 08/15/19                                  1,740           1,739
   FHLMC CMO, Ser 2883, Cl HK
         5.000%, 04/15/32                                  1,144           1,123
   FHLMC CMO, Ser 2905, Cl ME
         5.500%, 08/15/33                                    841             842
   FHLMC CMO, Ser 2945, Cl SA
         9.734%, 12/15/08 (A)                              4,790           4,658
   FHLMC CMO, Ser 2960, Cl NC
         5.500%, 10/15/32                                    492             501
   FHLMC CMO, Ser 3000, Cl PA
         3.900%, 01/15/23                                  2,317           2,298
   FHLMC CMO, Ser 3017, Cl TA
         4.500%, 08/15/35                                  3,226           3,254
   FHLMC CMO, Ser 3019, Cl VM
         5.000%, 08/15/16                                  1,854           1,907
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                                  1,302           1,362
   FHLMC CMO, Ser 3061, Cl DA
         5.500%, 04/15/31                                    885             890
   FHLMC CMO, Ser 3104, Cl QC
         5.000%, 09/15/31                                  2,782           2,784
   FHLMC CMO, Ser 3115, Cl MB
         5.500%, 12/15/20                                    819             834
   FHLMC CMO, Ser 3133, Cl GA
         5.000%, 06/15/33                                    936             942

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC CMO, Ser 3166, Cl GB
         6.000%, 06/15/21                          $       1,102   $       1,123
   FHLMC CMO, Ser 3253, Cl A
         5.000%, 08/15/20                                  2,618           2,634
   FHLMC CMO, Ser 3268, Cl HC
         5.000%, 12/15/32                                  1,902           1,846
   FHLMC CMO, Ser 3289, Cl PB
         5.000%, 11/15/29                                  2,979           2,972
   FHLMC CMO, Ser 3298, Cl VB
         5.000%, 11/15/25                                  2,051           1,964
   FHLMC CMO, Ser 3317, Cl PG
         5.000%, 04/15/36                                  1,606           1,553
   FHLMC CMO, Ser 3320, Cl TB
         5.500%, 06/15/30                                  1,215           1,248
   FHLMC CMO, Ser 3351, Cl PK
         5.500%, 01/15/32                                     30              31
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                                  2,533           2,378
   FHLMC CMO, Ser 3460, Cl PC
         5.000%, 08/15/34                                  1,400           1,393
   FHLMC CMO, Ser 3460, Cl PB
         5.000%, 06/15/31                                  1,097           1,113
   FHLMC CMO, Ser 3465, Cl HA
         4.000%, 07/15/17                                  6,562           6,488
   FHLMC TBA
         5.500%, 01/17/19 to 01/01/38                    106,452         107,948
         5.000%, 12/01/35                                  7,900           7,942
   FNMA
         8.000%, 04/01/15 to 07/01/31                        429             451
         7.000%, 03/01/09 to 01/01/35                      7,147           7,491
         6.500%, 05/01/17 to 12/01/38                     79,301          81,985
         6.000%, 05/01/21 to 07/01/38                    169,173         173,079
         5.500%, 04/01/14 to 06/01/38                    189,551         192,502
         5.000%, 06/01/18 to 11/01/36                    113,817         114,941
         4.500%, 06/01/13 to 04/01/38                    188,517         186,565
         4.000%, 07/01/20 to 05/01/34                     14,505          13,865
   FNMA ARM
         6.723%, 01/25/09                                 30,712          31,686
         6.233%, 01/25/09                                     92              94
         6.119%, 01/25/09                                 27,937          28,822
         6.115%, 01/25/09                                  1,374           1,382
         6.105%, 01/25/09                                    883             884
         6.020%, 01/25/09                                  1,696           1,721
         6.003%, 01/25/09                                  1,167           1,176
         5.983%, 01/25/09                                  1,708           1,718
         5.946%, 01/25/09                                  2,114           2,131
         5.922%, 01/25/09                                  4,565           4,658
         5.881%, 01/25/09                                  1,407           1,408
         5.831%, 02/15/09                                  3,260           3,320
         5.824%, 01/25/09                                 16,394          16,545
         5.766%, 01/25/09                                  3,440           3,500
         5.746%, 01/25/09                                  2,331           2,371

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
         5.694%, 01/25/09                          $       6,405   $       6,498
         5.640%, 01/25/09                                 10,830          10,859
         5.510%, 02/15/09                                  4,356           4,420
         4.660%, 01/25/09                                  2,066           2,082
         4.653%, 01/25/09                                  2,066           2,082
         4.648%, 01/25/09                                  2,050           2,066
         4.642%, 01/25/09                                  2,097           2,112
         4.641%, 01/25/09                                  2,125           2,141
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                  3,552           3,733
   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                                     75               1
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                    230             221
   FNMA CMO, Ser 2003-113, Cl PN
         3.500%, 02/25/13                                     54              54
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 02/25/17                                  1,059           1,056
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 10/25/15                                  1,310           1,314
   FNMA CMO, Ser 2003-3, Cl HJ
         5.000%, 02/25/18                                  2,250           2,252
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                                    825             825
   FNMA CMO, Ser 2004-60, Cl PA
         5.500%, 04/25/34                                  1,747           1,770
   FNMA CMO, Ser 2004-88, Cl HA
         6.500%, 07/25/34                                  1,428           1,468
   FNMA CMO, Ser 2005-30, Cl B
         5.000%, 07/25/32                                  1,979           1,874
   FNMA CMO, Ser 2005-57, Cl EG
         1.695%, 12/25/08 (A)                              2,841           2,713
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                                  1,079           1,127
   FNMA CMO, Ser 2006-114, Cl CG
         5.500%, 12/25/36                                  2,534           2,435
   FNMA CMO, Ser 2006-21, Cl UA
         5.500%, 12/25/32                                    511             514
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                                  3,664           3,419
   FNMA CMO, Ser 2007-26, Cl BA
         5.500%, 05/25/29                                    885             891
   FNMA CMO, Ser 2007-30, Cl MA
         4.250%, 02/25/37                                  6,035           5,968
   FNMA CMO, Ser 2007-6, Cl PA
         5.500%, 02/25/37                                  2,102           2,135
   FNMA CMO, Ser 2007-7, Cl W
         5.500%, 01/25/36                                  1,859           1,829
   FNMA CMO, Ser 2007-82, Cl B
         5.000%, 11/25/33                                  1,240           1,201
   FNMA CMO, Ser 2008-22, Cl SI
         5.035%, 12/25/08 (A)                             23,000           1,722

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FNMA TBA
         7.000%, 01/01/35                          $       8,500   $       8,803
         6.500%, 01/01/38                                 63,700          65,332
         6.000%, 12/01/18 to 01/01/23                      3,800           3,867
         5.500%, 01/01/19 to 12/25/38                    293,118         297,881
         5.000%, 01/01/19 to 01/01/38                    439,422         442,435
         4.500%, 12/01/35 to 01/01/38                     17,500          17,230
   GNMA
         9.500%, 12/15/20                                     14              16
         7.000%, 04/15/26 to 09/15/34                      4,550           4,692
         6.500%, 06/15/11 to 07/15/35                     21,816          22,469
         6.000%, 03/15/14 to 02/15/35                     49,741          50,967
         5.500%, 04/15/14 to 12/15/32                        305             313
         5.000%, 05/15/33 to 11/15/35                     38,639          39,031
         4.500%, 09/15/34                                  9,585           9,470
   GNMA ARM
         3.750%, 01/20/09                                  3,672           3,601
   GNMA CMO, Ser 2001-18, Cl WH
         25.888%, 12/20/08 (A)                               190             247
   GNMA CMO, Ser 2002-51, Cl SG
         26.206%, 12/20/08 (A)                               179             232
   GNMA CMO, Ser 2003-58, Cl IG, IO
         5.500%, 05/17/29                                  1,157              14
   GNMA CMO, Ser 2003-82, Cl IO, IO
         5.500%, 03/20/29                                  1,196              22
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                 11,212          10,429
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                  3,409             111
   GNMA CMO, Ser 2004-87, Cl LI, IO
         5.000%, 12/20/28                                  3,053              88
   GNMA CMO, Ser 2006-3, Cl A
         4.212%, 01/16/28                                    812             799
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                                  1,723           1,678
   GNMA TBA
         6.500%, 12/01/35                                  9,600           9,837
         6.000%, 12/01/33 to 01/01/38                     56,548          57,585
         5.500%, 01/01/33 to 01/01/38                     24,992          25,375
                                                                   -------------
                                                                       2,961,107
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.3%
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11
         5.436%, 01/25/09 (A)                             11,592           7,696
   American Home Mortgage Assets,
      Ser 2006-5, Cl A1
         3.399%, 01/25/09 (A)                              1,848             611
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1
         1.520%, 12/26/08 (A)                             15,528           5,965

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Tower Trust,
      Ser 2007-1A, Cl AFX
         5.420%, 04/15/37 (B)                      $       3,409   $       2,605
   Banc of America Alternative Loan
      Trust, Ser 2004-5, Cl 4A1
         5.000%, 06/25/19                                  1,327           1,147
   Banc of America Alternative Loan
      Trust, Ser 2004-6, Cl 4A1
         5.000%, 07/25/19                                  1,760           1,639
   Banc of America Alternative Loan
      Trust, Ser 2006-7, Cl A3
         5.913%, 01/25/09 (A)                              2,029           1,067
   Banc of America Alternative Loan
      Trust, Ser 2006-8, Cl 3A1
         6.279%, 01/25/09 (A)                              2,039           1,970
   Banc of America Alternative Loan
      Trust, Ser 2007-1, Cl 2A1
         6.480%, 01/25/09 (A)                                523             250
   Banc of America Commercial
      Mortgage Securities, Ser 2000-1,
      Cl A2A
         7.333%, 01/15/09 (A)                              2,991           2,941
   Banc of America Commercial
      Mortgage Securities,
      Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                  1,075             965
   Banc of America Commercial
      Mortgage Securities,
      Ser 2002-PB2, Cl A4
         6.186%, 06/11/35                                     80              73
   Banc of America Commercial
      Mortgage Securities, Ser 2003-1,
      Cl A2
         4.648%, 09/11/36                                  2,397           1,974
   Banc of America Commercial
      Mortgage Securities, Ser 2003-1,
      Cl A1
         3.878%, 09/11/36                                  5,741           5,278
   Banc of America Commercial
      Mortgage Securities, Ser 2004-1,
      Cl A3
         4.429%, 11/10/39                                     30              26
   Banc of America Commercial
      Mortgage Securities, Ser 2004-2,
      Cl A5
         4.580%, 11/10/38                                    564             435
   Banc of America Commercial
      Mortgage Securities, Ser 2004-4,
      Cl A4
         4.502%, 07/10/42                                  3,518           3,080
   Banc of America Commercial
      Mortgage Securities, Ser 2004-6,
      Cl A3
         4.512%, 12/10/42                                  5,620           4,844

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Banc of America Commercial
      Mortgage Securities, Ser 2005-2,
      Cl A3
         4.611%, 07/10/43                          $         165   $         153
   Banc of America Commercial
      Mortgage Securities, Ser 2005-3,
      Cl A4
         4.668%, 07/10/43                                 12,400           8,980
   Banc of America Commercial
      Mortgage Securities, Ser 2005-5,
      Cl A4
         5.115%, 01/10/09 (A)                              1,190             869
   Banc of America Commercial
      Mortgage Securities, Ser 2006-4,
      Cl A4
         5.634%, 07/10/46                                 15,000          10,318
   Banc of America Commercial
      Mortgage Securities, Ser 2006-5,
      Cl XC, IO
         0.118%, 01/10/09 (A) (B)                         78,176             480
   Banc of America Commercial
      Mortgage Securities, Ser 2008-1,
      Cl A4
         6.346%, 01/10/09 (A)                              1,472             980
   Banc of America Funding, Ser 2005-B,
      Cl 2A1
         5.093%, 01/20/09 (A)                              5,049           2,919
   Banc of America Funding, Ser 2007-8,
      Cl 2A2
         7.000%, 10/25/37                                    167              90
   Banc of America Funding, Ser 2007-D,
      Cl 3A1
         5.651%, 01/20/09 (A)                              3,815           2,957
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-2,
      Cl 24A
         5.304%, 01/25/09 (A)                              4,778           3,254
   Bear Stearns Asset Backed Securities
      Trust, Ser 2006-AC1, Cl 1A1
         5.750%, 02/25/36                                  2,659           2,111
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1, Cl A2
         7.780%, 01/15/09 (A)                              5,388           5,287
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                  3,596           3,356
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP4, Cl A3
         5.610%, 11/15/33                                  1,709           1,546
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C
         4.937%, 05/14/16 (B)                              2,473           2,462

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
    Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                          $         115   $         104
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                                    637             504
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T20, Cl A4A
         5.300%, 01/12/09 (A)                              6,500           5,029
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW15, Cl B
         5.660%, 01/11/09 (A) (B)                          1,189             257
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A4
         5.694%, 01/11/09 (A)                              2,250           1,528
   Bear Stearns Structured Products,
      Ser 2007-R11, Cl A1A
         1.995%, 12/29/08 (A) (B)                         23,751          23,637
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 2A3
         5.235%, 01/25/09 (A)                             13,166           8,352
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 1A1
         5.408%, 01/25/09 (A)                              2,321           1,606
   Chaseflex Trust, Ser 2007-1, Cl 1A3
         6.500%, 02/25/37                                  1,743             997
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.915%, 01/15/09 (A)                              3,525           2,298
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl A4
         5.889%, 01/10/09 (A)                              2,830           1,838
   Citigroup Commercial Mortgage Trust,
      Ser 2008-C7, Cl A4
         6.299%, 01/10/09 (A)                              6,110           4,070
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3
         4.900%, 01/25/09 (A)                              7,218           5,134
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 1A1A
         5.936%, 01/25/09 (A)                                504             321
   Citimortgage Alternative Loan Trust,
      Ser 2006-A1, Cl 1A6
         6.000%, 04/25/36                                  3,249           1,697
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A4
         6.975%, 12/17/08 (A)                              2,593           2,332
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
         7.546%, 12/17/08 (A)                                249             246
   Commercial Mortgage Pass-Through
      Certificates , Ser 2001-J2A, Cl A2
         6.096%, 07/16/34 (B)                              5,564           5,071

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Commercial Mortgage Pass-Through
      Certificates , Ser 2006-C7, Cl AM
         5.986%, 01/10/09 (A)                      $       4,870   $       2,388
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
         5.500%, 10/25/33                                  3,203           2,840
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
         6.000%, 12/25/34                                  2,828           2,397
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                    662             578
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
         6.500%, 11/25/31                                  2,260           1,916
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1
         4.015%, 01/25/09 (A)                              4,533           1,813
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2
         3.765%, 01/25/09 (A)                              1,202             481
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1
         1.705%, 12/26/08 (A)                              8,657           3,682
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
         3.589%, 12/22/08 (A)                             10,454           4,492
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1
         1.665%, 12/26/08 (A)                              3,560           1,719
   Countrywide Alternative Loan Trust,
      Ser 2006-0A9, Cl 2A1A
         1.663%, 12/22/08 (A)                                690             270
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl A4
         1.585%, 12/26/08 (A)                             11,362           3,940
   Countrywide Alternative Loan Trust,
      Ser 2006-OA14, Cl 1A2
         3.359%, 01/25/09 (A)                              1,185             365
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         2.090%, 01/20/09 (A)                             34,292           1,061
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1
         1.465%, 12/26/08 (A)                              2,335           2,085
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-20,
      Cl A7
         5.250%, 10/25/35                                    845             551
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-R3,
      Cl AF
         1.795%, 12/25/08 (A) (B)                          9,089           7,084

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CK1, Cl A3
         6.380%, 12/18/35                          $       1,234   $       1,163
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A1
         4.485%, 11/15/36                                     88              80
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C6, Cl A4
         5.230%, 01/15/09 (A)                             22,220          16,259
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                                  2,157           2,031
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CK3, Cl A4
         6.530%, 06/15/34                                  6,068           5,664
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CKN5, Cl A4
         5.435%, 09/15/34                                  3,390           3,064
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                                    437             391
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                  6,381           5,433
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CP5, Cl A2
         4.940%, 12/15/35                                    955             797
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4
         5.137%, 01/15/09 (A)                              1,905           1,558
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C5, Cl A4
         4.900%, 01/15/09 (A)                              1,475           1,177
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CK2, Cl A4
         4.801%, 03/15/36                                  1,334           1,094
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CPN1, Cl A2
         4.597%, 03/15/35                                    851             690
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.819%, 05/15/36                                  9,478           8,415
   Credit Suisse First Boston Mortgage
      Securities, Ser 8, Cl 1A2
         5.250%, 12/25/34                                  4,141           3,588
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         6.021%, 01/15/09 (A)                              1,965           1,284
   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B
         7.300%, 01/10/09 (A)                              2,850           2,819
   DLJ Commercial Mortgage,
      Ser 2000-CKP1, Cl A1B
         7.180%, 11/10/33                                    189             182

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   DLJ Commercial Mortgage, Ser CG3,
      Cl A1B
         7.340%, 10/10/32                          $       2,761   $       2,713
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B
         1.874%, 12/19/08 (A)                              2,671           1,099
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1A
         3.399%, 01/19/09 (A)                                496             205
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA6, Cl 2A10
         6.000%, 11/25/36 (H)                              1,773           1,598
   First Horizon Alternative Mortgage
      Securities, Ser 2006-RE1, Cl A1
         5.500%, 05/25/35 (H)                              3,170           1,637
   First Union National Bank
      Commercial Mortgage,
      Ser 1999-C4, Cl A2
         7.390%, 12/15/31                                    135             133
   First Union National Bank
      Commercial Mortgage,
      Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                  1,787           1,715
   First Union National Bank
      Commercial Mortgage,
      Ser 2001-C4, Cl B
         6.417%, 12/12/33                                    926             840
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                    815             786
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
         5.560%, 06/10/38                                     69              65
   Ge Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
         6.269%, 12/10/35                                  1,562           1,379
   GE Capital Commercial Mortgage,
      Ser 2003-C1, Cl A3
         4.371%, 01/10/38                                     25              23
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A
         5.512%, 01/10/09 (A)                             14,500          11,667
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 12/10/49                                  5,060           3,263
   GMAC Commercial Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.724%, 01/15/09 (A)                              7,226           7,084
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2
         7.455%, 01/16/09 (A)                             11,046          10,704
   GMAC Commercial Mortgage
      Securities, Ser 2000-C3, Cl A2
         6.957%, 09/15/35                                  8,034           7,648

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GMAC Commercial Mortgage
      Securities, Ser 2001-C2, Cl A2
         6.700%, 04/15/34                          $       5,905   $       5,520
   GMAC Commercial Mortgage
      Securities, Ser 2002-C3, Cl A2
         4.930%, 07/10/39                                  3,009           2,527
   GMAC Commercial Mortgage
      Securities, Ser 2003-C2, Cl A2
         5.667%, 01/10/09 (A)                              1,259           1,038
   GMAC Commercial Mortgage
      Securities, Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                  5,138           4,113
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                     82              81
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                    104             103
   GMAC Mortgage Loan Trust,
      Ser 2004-J4, Cl A1
         5.500%, 09/25/34                                    805             769
   GMAC Mortgage Loan Trust,
      Ser 2005-AR6, Cl 2A1
         5.205%, 01/19/09 (A)                              1,298             854
   Greenpoint Mortgage Funding Trust,
      Ser 2007-AR1, Cl 1A1A
         1.475%, 12/26/08 (A)                             18,044           9,094
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl A2
         5.117%, 04/10/37                                  1,517           1,363
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl A4
         6.112%, 01/10/09 (A)                              3,095           2,190
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl X, IO
         0.511%, 01/10/09 (A) (B)                         22,770             236
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
         5.444%, 03/10/39                                    736             475
   GS Mortgage Securities II,
      Ser 2001-GL3A, Cl A2
         6.449%, 01/05/09 (A) (B)                          5,378           4,961
   GS Mortgage Securities II,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                  6,191           5,130
   GS Mortgage Securities II,
      Ser 2006-GG8, Cl A4
         5.560%, 11/10/39                                    324             221
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A
         8.000%, 01/19/09 (A) (B)                              6               6
   GSMPS Mortgage Loan Trust,
      Ser 2005-RP3, Cl 1AF
         1.745%, 12/25/08 (A) (B)                          3,452           2,721

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GSMPS Mortgage Loan Trust,
      Ser 2006-RP2, Cl 1AF1
         1.795%, 12/25/08 (A) (B)                  $       2,555   $       2,531
   GSR Mortgage Loan Trust,
      Ser 2006-8F, Cl 3A5
         6.250%, 09/25/36 (H)                              8,126           8,025
   GSR Mortgage Loan Trust,
      Ser 2006-9F, Cl 4A1
         6.500%, 10/25/36                                  1,149             882
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         1.659%, 03/19/35                                 12,486             195
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
         1.554%, 01/19/09 (A)                             23,931             348
   Heller Financial Commercial
      Mortgage Asset, Ser 1999-PH1,
      Cl C
         7.092%, 01/15/09 (A)                                239             237
   Impac Secured Assets CMN Owner
      Trust, Ser 2006-2, Cl 2A1
         1.745%, 12/26/08 (A)                                880             478
   Indymac INDA Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1
         6.217%, 01/25/09 (A)                              2,665           1,621
   Indymac INDX Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         1.560%, 12/25/34                                  6,226              54
   Indymac INDX Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A1
         6.258%, 01/25/09 (A)                              3,975           1,593
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2000-C10, Cl A2
         7.371%, 01/15/09 (A)                              1,887           1,844
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2001-CIB3, Cl A3
         6.465%, 11/15/35                                  5,615           5,140
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2002-C3,
      Cl A1
         4.200%, 07/12/35                                     46              43
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                  1,137             963
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2003-CB7, Cl A4
         4.879%, 01/12/09 (A)                              6,899           5,305


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2003-
      PM1A, Cl A4
         5.326%, 01/12/09 (A)                      $       1,911   $       1,514
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2004-C3,
      Cl A2
         4.223%, 01/15/42                                 12,948          12,226
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2004-C3,
      Cl A4
         4.657%, 01/15/42                                  4,000           3,244
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2005-
      CB12, Cl A4
         4.895%, 09/12/37                                    530             367
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2005-
      LDP2, Cl A1
         4.334%, 07/15/42                                    451             440
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2005-
      LDP3, Cl A1
         4.655%, 08/15/42                                    452             429
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2005-
      LDP4, Cl A4
         4.918%, 01/15/09 (A)                              6,200           4,280
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      CB15, Cl ASB
         5.790%, 01/12/09 (A)                                520             397
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      CB16, Cl AM
         5.593%, 05/12/45                                  2,370           1,113
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      LDP7, Cl A2
         6.051%, 01/15/09 (A)                                315             269
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      LDP7, Cl A1
         6.023%, 01/15/09 (A)                                 48              45
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      LD12, Cl A4
         5.882%, 01/15/09 (A)                              3,165           1,941
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2007-
      LD12, Cl AM
         6.261%, 01/15/09 (A)                                350             158

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   JPMorgan Mortgage Trust,
      Ser 2004-A3, Cl SF3
         4.587%, 01/25/09 (A)                      $       6,240   $       4,726
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A2
         4.817%, 01/25/09 (A)                              5,158           4,189
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A4
         4.817%, 01/25/09 (A)                             11,500           7,645
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2
         4.500%, 01/25/09 (A)                             13,065           7,158
   JPMorgan Mortgage Trust,
      Ser 2005-A8, Cl 1A1
         5.400%, 01/25/09 (A)                              5,704           4,016
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2
         5.755%, 01/25/09 (A)                             13,400           6,298
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4
         5.736%, 01/25/09 (A)                             14,500           6,782
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
         7.425%, 10/15/32                                    371             363
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C4, Cl A2
         7.370%, 08/15/26                                  1,333           1,295
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C5, Cl A2
         6.510%, 12/15/26                                  3,028           2,869
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C2, Cl A2
         6.653%, 11/15/27                                    702             659
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C3, Cl A2
         6.365%, 12/15/28                                  1,931           1,788
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31                                 21,324          18,644
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                     23              23
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C8, Cl A4
         5.124%, 12/15/08 (A)                             17,485          14,088
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C8, Cl A4
         4.510%, 12/15/29                                    360             310
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C1, Cl C
         4.836%, 12/15/08 (A)                                334              86
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A5
         5.150%, 12/15/08 (A)                              7,909           5,922

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A4
         4.998%, 04/15/30                          $         123   $         105
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A2
         4.885%, 09/15/30                                    180             165
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl A2
         5.103%, 11/15/30                                    995             890
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl A2
         5.300%, 11/15/38                                  2,425           1,987
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl E
         5.516%, 12/15/08 (A)                                494              92
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C1, Cl AAB
         5.403%, 02/15/40                                  1,357             948
   LB-UBS Commercial Mortgage Trust,
      Ser C2, Cl A2
         4.821%, 04/15/30                                    181             167
   Luminent Mortgage Trust,
      Ser 2006-6, Cl A1
         1.595%, 12/26/08 (A)                                602             251
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-13, Cl 3A7A
         3.788%, 01/21/09 (A)                             11,650           8,000
   Master Adjustable Rate Mortgages
      Trust, Ser 2007-3, Cl 12A1
         1.595%, 12/26/08 (A)                             21,133           8,556
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
         5.500%, 05/25/34                                  2,699           2,420
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
         6.000%, 08/25/34 (B)                              4,222           4,231
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F
         1.755%, 12/25/08 (A)                              1,873           1,560
   MASTR Alternative Loans Trust,
      Ser 2006-3, Cl AA3
         6.250%, 07/25/36                                    802             594
   Merrill Lynch
         7.430%, 09/01/22                                      4               4
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A
         5.290%, 01/25/09 (A)                              6,410           4,491
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A5, IO
         0.157%, 10/12/41                                 21,583             204
   Merrill Lynch Mortgage Trust,
      Ser 2004-KEY2, Cl A4
         4.864%, 01/12/09 (A)                              2,652           2,016

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl A3
         4.892%, 02/12/42                          $         151   $         131
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.251%, 12/01/08 (A)                                703             660
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl B
         5.479%, 01/12/09 (A)                                307              53
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl X, IO
         0.730%, 01/12/09 (A)                              4,015              71
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl C
         5.509%, 01/12/09 (A)                                342              58
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-6, Cl A4
         5.485%, 01/12/09 (A)                              6,740           4,303
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3
         4.712%, 01/25/09 (A)                                683             475
   Morgan Stanley Capital I, Ser 2003-
      IQ5, Cl A4
         5.010%, 04/15/38                                  3,770           3,161
   Morgan Stanley Capital I, Ser 2004-
      HQ3, Cl A4
         4.800%, 01/13/41                                  2,256           1,771
   Morgan Stanley Capital I, Ser 2005-
      HQ5, Cl A3
         5.007%, 01/14/42                                    110              91
   Morgan Stanley Capital I, Ser 2005-
      HQ5, Cl AAB
         5.037%, 01/14/42                                  3,294           2,736
   Morgan Stanley Capital I, Ser 2005-
      HQ6, Cl A4A
         4.989%, 08/13/42                                  4,630           3,403
   Morgan Stanley Capital I, Ser 2005-
      HQ7, Cl AAB
         5.355%, 01/14/09 (A)                              4,083           3,316
   Morgan Stanley Capital I, Ser 2006-
      T21, Cl A4
         5.162%, 01/12/09 (A)                              6,900           4,742
   Morgan Stanley Dean Witter Capital I,
      Ser 2000-LIFE, Cl A2
         7.570%, 01/15/09 (A)                              2,626           2,573
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                  2,307           2,183


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP3, Cl A4
         6.390%, 06/15/11                          $       3,301   $       3,052
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP5, Cl A4
         6.390%, 10/15/35                                  6,533           5,968
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                    396             392
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl A2
         4.920%, 03/12/35                                  7,164           5,902
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl A1
         4.180%, 03/12/35                                    244             209
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S
         1.505%, 12/26/08 (A)                                983             932
   New York Mortgage Trust, Ser 2006-1,
      Cl 2A2
         5.651%, 01/25/09 (A)                                788             497
   Nomura Asset Securities, Ser 1998-D6,
      Cl A1C
         6.690%, 03/15/30                                  3,558           3,322
   Prime Mortgage Trust, Ser 2006-CL1,
      Cl A1
         1.895%, 12/25/08 (A)                                 88              53
   Prime Mortgage Trust, Ser 2006-DR1,
      Cl 2A1
         5.500%, 05/25/35 (B)                              3,374           2,020
   RAAC, Ser 2005-SP1, Cl 2A2
         5.250%, 09/25/34                                  2,013           1,673
   RBSGC Mortgage Pass-Through
      Certificates, Ser 2007-B, Cl 1A4
         1.845%, 12/25/08 (A)                              7,275           3,872
   Residential Accredit Loans, Ser 2005-
      Q02, Cl A1
         3.839%, 01/25/09 (A)                              1,373             632
   Residential Accredit Loans, Ser 2006-
      QO8, Cl 1A1A
         1.485%, 12/26/08 (A)                             12,762           9,750
   Residential Accredit Loans, Ser 2006-
      QS12, Cl 2A11
         5.000%, 09/25/36                                  1,366           1,078
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                  1,720           1,758
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
         6.500%, 12/25/31                                  3,098           2,893
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
         5.217%, 01/25/09 (A)                              2,452           1,411

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Salomon Brothers Mortgage Securities
      VII, Ser 2000-C3, Cl A2
         6.592%, 12/18/33                          $       2,208   $       2,099
   Salomon Brothers Mortgage Securities
      VII, Ser 2002-KEY2, Cl A2
         4.467%, 03/18/36                                  2,200           1,945
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-18, Cl 1A1
         5.639%, 01/25/09 (A)                              5,536           2,567
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-19XS, Cl 1A1
         1.715%, 12/26/08 (A)                              6,978           2,863
   Structured Asset Mortgage Investments,
      Ser 2006-AR6, Cl 1A3
         1.585%, 12/26/08 (A)                                242              60
   Structured Asset Mortgage Investments,
      Ser 2006-AR8, Cl A1A
         1.595%, 12/26/08 (A)                              7,760           3,076
   Structured Asset Mortgage Investments,
      Ser 2007-AR4, Cl GA4B
         1.575%, 12/26/08 (A)                             21,486           7,047
   Thornburg Mortgage Securities Trust,
      Ser 2005-4, Cl A4
         1.595%, 12/26/08 (A)                             16,578          16,498
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3
         1.565%, 12/26/08 (A)                             17,002          16,849
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1
         6.216%, 01/25/09 (A)                              8,128           5,686
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 3A1
         6.203%, 01/25/09 (A)                              7,561           5,246
   US Bank National Mortgage Association,
      Ser 2007-1, Cl A
         5.920%, 05/25/12                                  7,770           8,334
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C1, Cl A4
         6.287%, 04/15/34                                  2,587           2,287
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
         4.980%, 11/15/34                                  5,996           4,940
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
         3.989%, 06/15/35                                    955             753
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A3
         4.957%, 01/15/09 (A)                              4,281           3,833
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C7, Cl A1
         4.241%, 10/15/35 (B)                                524             478
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C8, Cl A3
         4.445%, 11/15/35                                  1,021             931

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C10, Cl A4
         4.748%, 02/15/41                          $       3,585   $       2,720
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C18, Cl A4
         4.935%, 04/15/42                                  1,945           1,398
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C20, Cl A4
         5.285%, 01/15/09 (A)                                280             257
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl A3
         6.011%, 01/15/09 (A)                              3,067           1,967
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl APB
         5.997%, 06/15/45                                  2,738           2,054
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR13, Cl 2A
         4.269%, 01/25/09 (A)                              1,785             913
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY3, Cl 4A1
         5.349%, 01/25/09 (A)                                563             343
   WaMu Mortgage Pass-Through
      Certificates, Ser 2002-AR18, Cl A
         6.160%, 01/25/09 (A)                                441             351
   WaMu Mortgage Pass-Through
      Certificates, Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                  1,035             995
   WaMu Mortgage Pass-Through
      Certificates, Ser 2003-S13, Cl 22A1
         5.000%, 12/25/18                                    857             807
   WaMu Mortgage Pass-Through
      Certificates, Ser 2005-AR11, Cl A1A
         1.715%, 12/25/08 (A)                                192              80
   WaMu Mortgage Pass-Through
      Certificates, Ser 2005-AR13, Cl A1A1
         1.685%, 12/25/08 (A)                              4,858           1,974
   WaMu Mortgage Pass-Through
      Certificates, Ser 2005-AR15, Cl A1A2
         1.675%, 12/25/08 (A)                              7,500           3,090
   WaMu Mortgage Pass-Through
      Certificates, Ser 2005-AR16, Cl 1A4A
         5.103%, 01/25/09 (A)                             13,585           9,488
   WaMu Mortgage Pass-Through
      Certificates, Ser 2005-AR19, Cl A1A2
         1.685%, 12/25/08 (A)                              7,392           3,360
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR1, Cl 1A1B
         3.549%, 01/25/09 (A)                              3,668             807
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR12, Cl 1A1
         6.063%, 01/25/09 (A) (H)                          1,637           1,357
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR14, Cl 1A4
         5.635%, 01/25/09 (A)                                603             308

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR15, Cl 1A1B
         3.319%, 01/25/09 (A)                      $       2,115   $         536
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR15, Cl 2A1B
         3.979%, 01/25/09 (A)                              2,329             466
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR15, Cl 1A
         3.319%, 01/25/09 (A)                              3,667           1,278
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR16, Cl 2A4
         5.637%, 01/25/09 (A)                                499             224
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR17, Cl 1A1B
         3.289%, 01/25/09 (A)                                708             206
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR17, Cl 2A
         4.193%, 01/25/09 (A)                                794             318
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR18, Cl 2A3
         5.491%, 01/25/09 (A)                              1,535             996
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR4, Cl DA
         3.449%, 01/25/09 (A)                              1,640             656
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR5, Cl A1A
         3.469%, 01/25/09 (A)                              2,456             811
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR7, Cl A1B
         3.399%, 01/25/09 (A)                              1,237             329
   WaMu Mortgage Pass-Through
      Certificates, Ser 2006-AR7, Cl 1A
         3.645%, 01/25/09 (A)                                369             134
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-0A4, Cl 1A
         3.249%, 01/25/09 (A)                              1,135             487
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY1, Cl 1A1
         5.710%, 01/25/09 (A)                              8,175           4,391
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY1, Cl 4A1
         5.454%, 01/25/09 (A)                             10,757           6,902
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY3, Cl 1A1
         5.659%, 01/25/09 (A)                              9,230           4,557
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY6, Cl 3A2
         5.814%, 01/25/09 (A)                              4,684           2,607
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY6, Cl 2A1
         5.691%, 01/25/09 (A)                              3,753           1,721
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY6, Cl 1A1
         5.665%, 01/25/09 (A)                              1,669             854

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY7, Cl 2A1
         5.866%, 01/25/09 (A)                      $       1,452   $         681
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-HY7, Cl 3A1
         5.898%, 01/25/09 (A)                                861             427
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-OA5, Cl A1B
         3.319%, 01/25/09 (A)                             18,217           6,715
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-OA5, Cl 1A1B
         3.229%, 01/25/09 (A)                                669             193
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-OA5, Cl 1A
         3.229%, 01/25/09 (A)                             16,310           7,859
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-OA6, Cl 1A1B
         3.289%, 01/25/09 (A)                                782             230
   WaMu Mortgage Pass-Through
      Certificates, Ser 2007-OA6, Cl 1A
         3.289%, 01/25/09 (A)                             14,436           6,148
   WaMu Mortgage Pass-Through
      Certificates, Ser 2009-AR19, Cl 1A
         3.219%, 01/25/09 (A)                              2,684             936
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA2, Cl 1A5
         6.000%, 06/25/37                                    873             368
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA5, Cl 1A2
         6.250%, 11/25/37                                    448             205
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-H, Cl A1
         4.530%, 01/25/09 (A)                              5,282           3,885
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-L, Cl A5
         4.786%, 01/25/09 (A)                                881             653
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-L, Cl A6
         4.786%, 01/25/09 (A)                                895             630
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-O, Cl A1
         4.895%, 01/25/09 (A)                              1,092             781
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-S, Cl A7
         3.732%, 01/25/09 (A)                                780             759
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR10, Cl 2A17
         3.617%, 01/25/09 (A)                              2,085           2,015
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR14, Cl A1
         5.387%, 01/25/09 (A)                              1,256             860
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR16, Cl 7A1
         5.258%, 01/25/09 (A)                              3,588           2,533

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-2, Cl 3A1
         5.750%, 03/25/36                          $      14,899   $      11,421
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-7, Cl 3A1
         6.000%, 06/25/36                                    681             508
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR18, Cl 1A1
         5.927%, 01/25/09 (A)                              1,544             995
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR19, Cl A1
         5.630%, 01/25/09 (A)                              1,360             858
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR6, Cl 7A1
         5.113%, 01/25/09 (A)                              2,640           1,844
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2007-R9, Cl A1
         6.000%, 01/25/09 (A)                              1,683           1,010
   Zuni Mortgage Loan Trust,
      Ser 2006-OA1, Cl A1
         1.525%, 12/26/08 (A)                              6,919           6,494
                                                                   -------------
                                                                         799,268
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $4,012,336) ($ Thousands)                                     3,760,375
                                                                   -------------
CORPORATE OBLIGATIONS -- 23.1%
CONSUMER DISCRETIONARY -- 1.9%
   British Sky Broadcasting Group
         9.500%, 11/15/18 (B)                              2,465           2,478
   Clear Channel Communications
         6.250%, 03/15/11 (C)                              2,740             767
         4.250%, 05/15/09                                  1,040             928
   Comcast
         6.950%, 08/15/37                                    358             301
         6.500%, 01/15/15                                  3,635           3,331
         6.500%, 01/15/17                                  2,707           2,443
         6.400%, 05/15/38                                    365             287
         6.300%, 11/15/17                                    349             307
         5.900%, 03/15/16                                    339             296
         5.850%, 11/15/15                                    733             641
         5.700%, 05/15/18                                  2,853           2,396
   Comcast Cable Communications
         8.375%, 03/15/13                                 11,210          11,197
         6.750%, 01/30/11                                  1,840           1,816
   COX Communications
         7.875%, 08/15/09                                    440             425
         6.950%, 06/01/38 (B)                                646             517
         6.250%, 06/01/18 (B)                              1,711           1,467
   CVS
         5.789%, 01/10/26 (B)                              2,055           1,621
   CVS Lease Pass-Through
         6.036%, 12/10/28 (B)                             10,363           8,226
         5.880%, 01/10/28 (B)                                184             144

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Daimler Finance North America LLC
      MTN
         3.169%, 12/15/08 (A)                      $       4,725   $       4,506
   DaimlerChrysler
         8.500%, 01/18/31                                    910             675
         7.300%, 01/15/12                                  1,995           1,633
         6.500%, 11/15/13                                  6,275           4,714
   Eastman Kodak
         7.250%, 11/15/13                                  2,445           1,736
   Ford Motor
         7.450%, 07/16/31 (C)                              2,770             693
   Home Depot
         5.875%, 12/16/36                                  1,831           1,184
   JetBlue Airways Private Trust,
      Ser 2004-2, Cl G1
         2.524%, 02/17/09 (A)                              3,987           2,847
   Macy's Retail Holdings
         5.350%, 03/15/12                                  1,617           1,133
   McDonald's MTN
         6.300%, 10/15/37                                  1,253           1,185
         5.350%, 03/01/18                                  6,930           6,789
   Rogers Cable
         5.500%, 03/15/14                                  1,160           1,052
   Target
         4.000%, 06/15/13                                    355             314
   Thomson Reuters
         6.500%, 07/15/18                                    337             308
         5.950%, 07/15/13                                  2,433           2,310
   Time Warner
         7.700%, 05/01/32                                  5,349           4,627
         6.875%, 05/01/12                                    350             322
   Time Warner Cable
         8.750%, 02/14/19                                 10,528          10,360
         7.300%, 07/01/38                                    630             525
         6.750%, 07/01/18                                  1,081             948
         6.200%, 07/01/13                                    710             652
         5.850%, 05/01/17                                  1,230           1,033
         5.500%, 11/15/11                                  1,140           1,028
   Time Warner Entertainment
         8.375%, 07/15/33                                  2,395           2,059
   Viacom
         6.875%, 04/30/36                                  1,712           1,238
   Wal-Mart Stores
         6.200%, 04/15/38                                  1,550           1,484
         5.800%, 02/15/18                                  3,360           3,504
   Walt Disney
         4.700%, 12/01/12                                  1,306           1,283
   Yum! Brands
         6.875%, 11/15/37                                  2,385           1,667
                                                                   -------------
                                                                         101,397
                                                                   -------------

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CONSUMER STAPLES -- 1.2%
   Altria Group
         9.950%, 11/10/38                          $       5,424   $       5,385
         9.700%, 11/10/18                                 14,150          14,341
   Anheuser-Busch
         5.500%, 01/15/18                                    761             666
         4.625%, 02/01/15                                    479             416
         4.500%, 04/01/18                                    786             632
   CVS
         5.750%, 06/01/17                                    366             318
   Diageo Capital
         7.375%, 01/15/14                                  8,280           8,628
         5.750%, 10/23/17                                    930             841
         5.200%, 01/30/13                                  1,570           1,504
   Dr Pepper Snapple Group
         7.450%, 05/01/38 (B)                                821             727
         6.820%, 05/01/18 (B)                              3,342           3,161
   Kraft Foods
         7.000%, 08/11/37                                  1,657           1,476
         6.500%, 08/11/17                                    323             307
         6.125%, 02/01/18                                  6,161           5,679
         6.125%, 08/23/18                                  1,995           1,832
   Kroger
         6.800%, 12/15/18                                    243             229
   PepsiCo
         7.900%, 11/01/18                                  6,216           6,948
   Philip Morris Capital
         7.500%, 07/16/09                                  1,155           1,158
   Philip Morris International
         6.375%, 05/16/38                                    535             460
         5.650%, 05/16/18                                    848             761
   Reynolds American
         7.875%, 05/15/09 (C)                              1,630           1,604
   Safeway
         6.350%, 08/15/17                                  5,196           4,841
                                                                   -------------
                                                                          61,914
                                                                   -------------
ENERGY -- 2.7%
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                  5,363           4,353
   Anadarko Petroleum
         6.450%, 09/15/36                                  1,665           1,289
         5.950%, 09/15/16                                  6,320           5,536
         3.219%, 12/15/08 (A)                              4,650           4,457
   Apache
         6.000%, 09/15/13                                  3,300           3,361
         5.625%, 01/15/17                                    390             368
   Baker Hughes
         7.500%, 11/15/18                                  5,380           5,644
   Conoco Funding
         7.250%, 10/15/31                                    885             859
         6.950%, 04/15/29                                  3,685           3,504
         6.350%, 10/15/11                                    430             442

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   ConocoPhillips
         5.900%, 10/15/32                          $          10   $           9
         5.900%, 05/15/38                                    700             589
   Devon Financing
         6.875%, 09/30/11                                  4,965           4,983
   El Paso
         6.950%, 06/01/28                                  2,250           1,267
   El Paso Natural Gas
         5.950%, 04/15/17                                    930             713
   Energy Transfer Partners
         6.700%, 07/01/18                                  4,900           4,060
   Florida Power
         6.400%, 06/15/38                                  2,160           2,076
   Gaz Capital for Gazprom
         6.510%, 03/07/22 (B)                              4,640           2,366
         6.212%, 11/22/16 (B)                              8,377           4,901
   Hess
         7.875%, 10/01/29                                  1,130           1,009
         7.300%, 08/15/31                                  4,595           3,836
   Husky Energy
         6.800%, 09/15/37                                    980             717
   Husky Oil
         7.550%, 11/15/16                                  1,215           1,116
   KazMunaiGaz Finance MTN
         8.375%, 07/02/13 (B)                              5,870           4,461
   Kerr-McGee
         6.950%, 07/01/24                                  2,325           1,926
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                  1,760           1,687
         6.950%, 01/15/38                                  3,660           2,729
         6.000%, 02/01/17                                  3,140           2,691
         5.950%, 02/15/18                                  2,570           2,127
         5.000%, 12/15/13                                  1,190           1,020
   Knight
         6.500%, 09/01/12                                  8,190           6,552
   Mantis Reef
         4.799%, 11/03/09 (B)                              1,397           1,395
   Northwest Pipeline
         6.050%, 06/15/18                                    990             850
   Occidental Petroleum
         7.000%, 11/01/13 (C)                              7,060           7,606
   Panhandle Eastern Pipeline
         6.200%, 11/01/17                                    784             606
   Pemex Project Funding Master Trust
         6.625%, 06/15/35 (B)                                140             105
         6.625%, 06/15/35 (C)                              5,622           4,227
   Petrobras International Finance
         6.125%, 10/06/16                                  3,790           3,458
         5.875%, 03/01/18                                  5,180           4,484
   Petro-Canada
         6.800%, 05/15/38                                  1,740           1,237
   Plains All American Pipeline
         6.500%, 05/01/18                                  2,584           1,987

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Ras Laffan Liquefied Natural Gas III
         6.332%, 09/30/27 (B)                      $       2,340   $       1,682
   Sonat
         7.625%, 07/15/11                                  2,880           2,382
   Southern Natural Gas
         5.900%, 04/01/17 (H) (I) (J)                      2,375           1,817
   Spectra Energy Capital LLC
         7.500%, 09/15/38                                  1,915           1,461
   TransCanada Pipelines
         7.250%, 08/15/38                                  1,300           1,119
   Transcontinental Gas Pipe Line
         6.050%, 06/15/18                                  1,148             986
   Transocean
         6.000%, 03/15/18                                  2,511           2,223
   Weatherford International
         7.000%, 03/15/38                                    865             668
         6.350%, 06/15/17                                  1,790           1,546
         5.950%, 06/15/12                                  1,465           1,350
   Williams
         8.750%, 03/15/32                                  2,170           1,584
         7.750%, 06/15/31                                    740             499
   Williams, Ser A
         7.500%, 01/15/31                                     20              13
   XTO Energy
         7.500%, 04/15/12                                  1,320           1,303
         6.750%, 08/01/37                                    390             321
         6.500%, 12/15/18                                  2,970           2,742
         5.750%, 12/15/13                                  5,025           4,723
         5.650%, 04/01/16                                    390             344
         5.500%, 06/15/18                                  5,622           4,862
                                                                   -------------
                                                                         138,228
                                                                   -------------
FINANCIALS -- 10.5%
   ABX Financing
         6.350%, 10/15/36 (B)                              5,200           4,185
   Ace INA Holdings
         6.700%, 05/15/36                                    610             474
         5.700%, 02/15/17                                  1,290           1,086
   Aegon, Ser CMS
         4.567%, 01/15/09 (A)                              2,180             590
   Aiful
         5.000%, 08/10/10 (B)                              2,620           1,712
         4.450%, 02/16/10 (B)                              3,322           2,463
   Allied Capital (H)
         6.625%, 07/15/11                                  6,930           5,250
   Allied World Assurance Holdings
         7.500%, 08/01/16                                  2,000           1,569
   American Express
         8.150%, 03/19/38                                  1,724           1,600
         7.000%, 03/19/18                                    889             771
         6.800%, 03/01/09 (A)                              1,725             951
         5.875%, 05/02/13 (C)                              2,100           1,888

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Express Bank
         5.500%, 04/16/13 (C)                      $       4,165   $       3,692
   American General Finance MTN
         6.900%, 12/15/17                                  2,300             950
   American International Group
         8.250%, 08/15/18 (B) (C)                            880             588
         6.250%, 03/15/37                                  5,000           1,368
         5.850%, 01/16/18                                  4,246           2,521
   ASIF Global Financing XIX
         4.900%, 01/17/13 (B)                                450             330
   Australia & New Zealand Banking Group
         3.588%, 04/30/09 (A)                              1,400             896
   BAC Capital Trust XIV
         5.630%, 03/15/09 (A)                              2,287             962
   Bank of America
         8.125%, 05/15/09 (A)                              1,287             904
         8.000%, 01/30/09 (A) (C)                          7,748           5,381
         5.750%, 12/01/17                                  2,270           2,117
         5.650%, 05/01/18                                  5,581           5,173
         5.420%, 03/15/17                                  2,500           2,147
         5.375%, 06/15/14                                  1,060           1,007
   Bank of Ireland
         3.500%, 12/22/08 (A)                              1,030             618
   Bank of Scotland
         2.750%, 05/29/09 (A)                                330             121
   Bank One
         7.875%, 08/01/10                                  4,440           4,566
   BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                                    402             342
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                  2,590           2,179
   Barclays Bank
         6.050%, 12/04/17 (B)                              1,154             984
         3.313%, 02/27/09 (A)                                380             198
         3.250%, 01/20/09 (A)                                780             462
   Barclays O/S Investment
         2.875%, 05/18/09 (A)                                160             102
   Barnett Capital III
         3.818%, 02/01/09 (A)                                600             286
   Bear Stearns
         7.250%, 02/01/18                                  3,960           4,009
         6.400%, 10/02/17                                 11,020          10,582
   BNP Paribas
         3.998%, 03/31/09 (A)                              1,080             561
   BP Capital Markets
         5.250%, 11/07/13                                  7,600           7,624
   BRE Properties
         7.450%, 01/15/11+++                               3,100           2,839
   Capital One Financial MTN
         3.097%, 12/10/08 (A)                              2,180           2,012
   Caterpillar Financial Services MTN
         6.200%, 09/30/13                                  5,640           5,640
         5.450%, 04/15/18 (C)                              1,912           1,686

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Cedar Brakes II LLC
         9.875%, 09/01/13 (B)                      $       4,383   $       4,553
   Citigroup
         8.400%, 04/30/09 (A)                              8,968           5,295
         6.875%, 03/05/38 (C)                             12,160          11,289
         6.500%, 08/19/13                                 14,105          13,447
         6.125%, 05/15/18                                  3,700           3,382
         5.500%, 02/15/17                                 10,000           8,094
         5.500%, 04/11/13                                  4,479           4,076
         5.000%, 09/15/14                                  2,890           2,370
         3.625%, 02/09/09                                  2,590           2,565
   Citigroup Capital XXI
         8.300%, 12/21/08 (A)                              6,050           3,649
   Countrywide Financial MTN
         5.800%, 06/07/12                                  5,353           5,081
         4.000%, 03/22/11                                  5,750           5,369
         3.418%, 12/24/08 (A)                              8,284           8,199
   Credit Suisse First Boston
         6.000%, 02/15/18 (C)                             11,015           9,314
         5.000%, 05/15/13 (C)                              7,985           7,529
         4.000%, 12/31/08 (A)                                655             426
   Danske Bank
         5.914%, 12/16/08 (A) (B)                            536             348
   Delta Air Lines
         6.619%, 03/18/11                                    369             310
   DEN Norske Creditbank
         2.500%, 02/27/09 (A)                                390             194
   Depfa ACS Bank
         5.125%, 03/16/37 (B)                              4,200           4,026
   Deutsche Bank Capital Funding Trust
         5.628%, 01/19/09 (A) (B)                          4,789           3,045
   Dresdner Funding Trust I
         8.151%, 06/30/31 (B)                              1,336             674
   Eksportfinans
         5.500%, 05/25/16                                  4,250           4,423
   Equity One
         3.875%, 04/15/09+++                               7,100           6,880
   Export-Import Bank of Korea
         5.500%, 10/17/12                                  3,415           3,021
   Farmers Exchange Capital
         7.200%, 07/15/48 (B)                              3,582           2,318
         7.050%, 07/15/28 (B)                              1,063             722
   Farmers Insurance Exchange
         8.625%, 05/01/24 (B)                              4,118           2,930
   Fifth Third Bancorp
         8.250%, 03/01/38                                    994             782
   First Industrial MTN
         7.500%, 12/01/17                                  2,765           1,752
   Ford Motor Credit LLC
         7.875%, 06/15/10                                  7,200           3,670
         7.375%, 10/28/09                                 15,740           9,610
   Fund American
         5.875%, 05/15/13                                  1,448           1,082

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                                      135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   General Electric Capital
         6.375%, 05/15/09 (A)                      $       8,380   $       5,361
         6.150%, 08/07/37                                  1,450           1,228
         5.875%, 01/14/38                                  1,347           1,103
         5.625%, 05/01/18 (C)                              4,800           4,434
         3.079%, 12/15/08 (A)                              6,550           5,228
   General Electric Capital, Ser A MTN
         3.750%, 12/15/09                                  3,573           3,534
   Glen Meadow Pass-Through Trust
         6.505%, 02/15/09 (A) (B)                          2,900           1,439
   Glitnir Banki
         7.451%, 09/14/16 (B)                                500               1
         6.693%, 06/15/16 (B)                              4,480               6
         6.375%, 09/25/12 (B)                              3,100             108
         6.330%, 07/28/11 (B)                              2,440              85
   GMAC LLC
         7.750%, 01/19/10 (C)                              2,370           1,257
         7.250%, 03/02/11 (C)                              2,755           1,125
         5.625%, 05/15/09 (C)                              7,680           5,292
         5.011%, 03/02/09 (A)                              8,259           2,478
   Goldman Sachs Capital II
         5.793%, 06/01/09 (A)                             21,320           8,006
   Goldman Sachs Group
         6.750%, 10/01/37                                  6,175           3,959
         6.600%, 01/15/12                                  2,630           2,457
         6.150%, 04/01/18                                  7,500           6,119
         5.450%, 11/01/12                                  2,250           2,007
         5.319%, 01/12/09 (A)                              3,000           2,289
         5.150%, 01/15/14                                  2,600           2,219
         5.125%, 01/15/15                                  2,415           1,974
         4.500%, 06/15/10 (C)                                450             425
         4.459%, 01/22/09 (A)                              1,000             786
   HBOS
         6.750%, 05/21/18 (B) (C)                          2,400           1,994
         5.920%, 04/01/09 (A) (B)                          8,400           4,228
         5.375%, 05/01/09 (A) (B)                            962             499
   HBOS Capital Funding
         6.071%, 12/31/08 (A) (B)                          1,920             885
   HCP
         6.000%, 01/30/17+++                               6,000           3,389
         5.650%, 12/15/13+++                               4,035           2,411
   Highwoods Properties
         7.500%, 04/15/18+++                               1,339             938
   Hongkong & Shanghai Banking
         3.813%, 01/26/09 (A)                                750             397
   HSBC Bank, Ser 1M
         3.438%, 12/31/08 (A)                                230             122
   HSBC Bank, Ser 3M
         3.288%, 12/23/08 (A)                              2,320           1,230
   HSBC Finance
         8.000%, 07/15/10                                  2,330           2,311
         7.000%, 05/15/12                                  1,975           1,899
         6.375%, 11/27/12                                    365             346

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   HSBC Holdings
         6.800%, 06/01/38 (C)                      $       1,825   $       1,527
   HVB Funding Trust III
         9.000%, 10/22/31 (B)                              1,226             493
   ILFC E-Capital Trust II
         6.250%, 12/21/08 (A) (B)                          1,200             409
   Intergas Finance
         6.375%, 05/14/17 (B)                              4,853           2,669
   John Deere Capital MTN
         5.750%, 09/10/18                                    853             758
         5.350%, 04/03/18                                    660             583
   JPMorgan Chase
         7.900%, 04/30/09 (A)                              9,264           7,252
         6.400%, 05/15/38                                  7,900           7,746
         6.000%, 10/01/17                                  2,855           2,649
         5.750%, 01/02/13                                  3,670           3,544
         5.150%, 10/01/15                                    240             220
         5.125%, 09/15/14                                    445             405
   JPMorgan Chase Capital XIII
         4.712%, 12/30/08 (A)                              1,440           1,061
   JPMorgan Chase Capital XVIII
         6.950%, 08/17/36                                    990             707
   JPMorgan Chase Capital XX
         6.550%, 09/29/36                                    709             514
   JPMorgan Chase Capital XXV
         6.800%, 10/01/37                                  3,785           2,789
   Kaupthing Bank
         7.625%, 02/28/15 (B)                              8,130             325
         7.125%, 05/19/16 (B) (D)                         12,000             120
         5.750%, 10/04/11 (B)                              1,120              67
   Landsbanki Islands
         6.100%, 08/25/11 (B)                              6,520              65
   Lazard Group
         7.125%, 05/15/15                                  5,095           3,164
         6.850%, 06/15/17                                  3,725           2,214
   Lehman Brothers Holdings MTN
         14.500%, 12/20/08 (A) (D)                         4,940             503
         11.000%, 05/07/09 (A) (D)                         5,269             537
         8.920%, 02/16/17 (D)                              3,023             308
         6.750%, 12/28/17 (D)                             10,370               1
         6.500%, 07/19/17 (D)                              4,040              --
         6.200%, 09/26/14 (D)                              1,560             156
         5.250%, 02/06/12 (D)                                965              97
   Lehman Brothers Holdings Capital
      Trust V MTN
         5.857%, 11/29/49 (D)                             20,630               2
   Lehman Brothers Holdings, Ser H MTN
         12.500%, 11/30/08 (A) (D)                         3,736             381
   Liberty Mutual Group
         7.500%, 08/15/36 (H)                              2,479           1,586
   Liberty Property
         7.750%, 04/15/09+++                               1,026           1,018
         6.375%, 08/15/12+++                                 397             344

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                                      136

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Lloyds TSB Bank
         3.500%, 12/19/08 (A)                      $         870   $         451
   Lloyds TSB Bank, Ser 2
         2.375%, 02/27/09 (A)                                760             400
   Mangrove Bay Pass-Through Trust
         6.102%, 07/15/33 (B)                              2,095             546
   Merna Reinsurance
         5.512%, 12/31/08 (A) (B)                          4,950           4,587
   Merrill Lynch MTN
         8.950%, 05/18/09 (A)                              4,315           3,236
         8.680%, 05/02/09 (A)                              4,160           3,385
         6.875%, 04/25/18                                  7,170           6,763
   MetLife
         6.817%, 08/15/18 (C)                              2,500           2,182
         6.400%, 12/15/36                                 10,010           5,403
         6.375%, 06/15/34                                    538             420
   MetLife Capital Trust IV
         7.875%, 12/15/37 (B)                              1,125             656
   MetLife Capital Trust X
         9.250%, 04/08/09 (A) (B)                          2,700           1,796
   Morgan Stanley MTN
         6.750%, 04/15/11                                  3,362           3,169
         6.625%, 04/01/18                                 14,965          12,411
         6.250%, 08/28/17                                  2,815           2,303
         5.950%, 12/28/17                                  3,655           2,941
         5.300%, 03/01/13                                  2,050           1,752
         5.050%, 01/21/11                                  1,050             992
         5.033%, 01/15/09 (A)                              2,250           2,100
         4.953%, 01/20/09 (A)                              7,725           5,336
         4.750%, 04/01/14                                  2,270           1,646
   MUFG Capital Finance 1
         6.346%, 01/25/09 (A)                              1,840           1,335
   National Australia Bank
         5.350%, 06/12/13 (B)                              4,250           4,013
   National Capital Trust II
         5.486%, 12/17/08 (A) (B)                          3,207           1,955
   National City
         6.875%, 05/15/19                                  4,000           3,202
   National City Preferred Capital Trust I
         12.000%, 12/10/08 (A)                               331             304
   National Rural Utilities Cooperative Finance
         10.375%, 11/01/18                                 1,741           1,853
   National Westminster Bank
         3.313%, 02/23/09 (A)                                740             407
   National Westminster Bank, Ser C
         2.438%, 02/27/09 (A)                                160              88
   Nationwide Mutual Insurance
         6.600%, 04/15/34 (B)                              2,483           1,168
   NB Capital Trust IV
         8.250%, 04/15/27                                  4,865           4,028
   North Front Pass-Through Trust MTN
         5.810%, 12/15/08 (A) (B)                          5,291           2,460

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Paribas
         3.438%, 12/29/08 (A)                      $         693   $         414
   Pemex Finance
         9.690%, 08/15/09                                    375             376
   PNC Funding
         5.250%, 11/15/15                                  2,575           2,367
   Power Receivables Finance
         6.290%, 01/01/12 (B)                                800             780
         6.290%, 01/01/12                                  2,532           2,471
   Prime Property Fund
         5.600%, 06/15/11+++ (B)                           3,380           2,979
         5.500%, 01/15/14+++ (B)                           5,000           3,817
   Progressive
         6.700%, 12/15/08 (A)                              1,442             766
   Prudential Financial MTN
         6.625%, 12/01/37 (C)                              1,294             917
         6.000%, 12/01/17                                    775             615
         5.700%, 12/14/36                                    351             210
   Rabobank Capital Funding II
         5.260%, 12/31/08 (A) (B)                          1,171             757
   Rabobank Capital Funding Trust
         5.254%, 12/31/08 (A) (B)                            440             289
   RBS Capital Trust III
         5.512%, 03/31/09 (A)                                400             185
   Residential Capital LLC
         9.625%, 05/15/15 (B)                              1,952             200
         8.500%, 05/15/10 (B) (C)                          4,741           1,375
   Resona Preferred Global Securities Cayman
         7.191%, 07/30/49 (A) (B) (C)                      2,590           1,303
   Royal Bank of Canada
         3.399%, 12/21/08 (A)                              1,010             772
   Royal Bank of Scotland Group
         7.640%, 03/31/09 (A)                              1,300             628
         6.990%, 04/05/09 (A) (B)                          2,230           1,230
         3.375%, 12/23/08 (A)                              2,530           1,569
   RSHB Capital
         6.299%, 05/15/17 (B)                              5,600           2,883
   Security Benefit Life Insurance
         8.750%, 05/15/16 (B)                              5,200           5,673
   Shinsei Finance Cayman
         6.418%, 01/29/49 (A) (B) (C)                      4,960           1,166
   Simon Property Group
         5.750%, 05/01/12+++ (C)                           1,875           1,464
         3.750%, 01/30/09+++                               3,000           2,955
   SMFG Preferred Capital
         6.078%, 01/25/17 (A) (B)                          6,810           4,716
   Societe Generale
         2.625%, 05/29/09 (A)                                180             110
         2.625%, 05/29/09 (A)                                680             414
   Standard Chartered
         3.463%, 12/16/08 (A)                                200             125
   Standard Chartered, Ser 1
         4.438%, 01/20/09 (A)                              1,840           1,150

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                                      137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Standard Chartered, Ser 2
         2.813%, 05/28/09 (A)                      $       2,800   $       1,736
   Standard Chartered, Ser 4
         3.275%, 01/20/09 (A)                                290             181
   Stingray Pass-Through Trust MTN
         5.902%, 01/12/15 (B)                              3,600             432
   SunTrust Capital VIII
         6.100%, 12/15/08 (A) (C)                          5,450           3,455
   SunTrust Preferred Capital I
         5.853%, 12/15/08 (A)                             17,379           7,821
   TNK-BP Finance MTN
         7.875%, 03/13/18 (B)                              2,140             920
         7.500%, 07/18/16                                    140              65
         7.500%, 07/18/16 (B)                              3,750           1,650
         6.625%, 03/20/17 (B)                              1,750             717
   Toll Road Investors Partnership II
         5.050%, 02/15/45 (B) (E)                          5,923             669
   Travelers
         6.250%, 03/15/09 (A)                              5,890           3,256
   Twin Reefs Pass-Through Trust
         2.768%, 12/10/08 (A) (B)                            641              33
   UDR MTN
         5.000%, 01/15/12+++                               2,000           1,393
   USB Capital IX
         6.189%, 04/15/09 (A)                              1,518             789
   Wachovia
         7.980%, 03/15/09 (A)                                562             403
         5.250%, 08/01/14                                    250             207
   Wachovia Bank
         6.600%, 01/15/38                                    840             720
         6.000%, 11/15/17                                  6,800           6,006
   Wachovia Capital Trust III
         5.800%, 03/15/09 (A)                              4,027           1,732
   WEA Finance LLC
         7.125%, 04/15/18 (B) (C)                         10,560           7,216
   Wells Fargo
         5.000%, 11/15/14                                  1,145           1,117
   Wells Fargo Capital X
         5.950%, 12/15/36 (C)                                960             735
   Wells Fargo Capital XV
         9.750%, 03/26/09 (A) (C)                          8,833           8,347
   Westfield Capital
         4.375%, 11/15/10 (B)                              4,600           3,693
   Westfield Group
         5.400%, 10/01/12 (B)                              2,563           2,005
   Westpac Banking
         4.056%, 03/31/09 (A)                                870             572
   Westpac Capital Trust IV
         5.256%, 03/31/09 (A) (B)                          1,259             748
   Woodbourne Capital Trust I
         2.723%, 12/08/08 (A) (B)                            625             356
   Woodbourne Capital Trust II
         2.723%, 12/08/08 (A) (B)                            625             356

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Woodbourne Capital Trust III
         2.723%, 12/08/08 (A) (B)                  $         625   $         356
   Woodbourne Capital Trust IV
         2.723%, 12/08/08 (A) (B)                            625             356
   ZFS Finance USA Trust I
         6.150%, 12/15/08 (A) (B)                          2,549           1,669
                                                                   -------------
                                                                         551,269
                                                                   -------------
HEALTH CARE -- 0.8%
   Abbott Laboratories
         5.600%, 11/30/17                                    470             470
   AstraZeneca
         5.400%, 09/15/12                                  1,320           1,366
         5.400%, 06/01/14                                  1,065           1,088
   Bristol-Myers Squibb
         6.125%, 05/01/38                                  1,101           1,024
   Cardinal Health
         5.850%, 12/15/17                                  4,875           4,096
   Coventry Health Care
         5.950%, 03/15/17                                  3,870           2,020
   GlaxoSmithKline
         5.650%, 05/15/18                                  7,510           7,238
   GlaxoSmithKline Capital
         6.375%, 05/15/38                                  2,300           2,176
   HCA
         5.750%, 03/15/14                                  5,548           3,190
   Humana
         7.200%, 06/15/18 (C)                              1,270           1,044
   Schering-Plough
         6.550%, 09/15/37 (C)                              2,755           2,439
   Tenet Healthcare
         7.375%, 02/01/13                                    168             116
   UnitedHealth Group
         6.875%, 02/15/38 (C)                              3,864           2,989
   WellPoint
         5.875%, 06/15/17                                    330             283
   Wyeth
         6.950%, 03/15/11                                  7,029           7,270
         5.950%, 04/01/37                                  3,610           3,289
                                                                   -------------
                                                                          40,098
                                                                   -------------
INDUSTRIALS -- 1.5%
   Air 2 US
         8.027%, 10/01/19 (B)                              3,096           2,167
   America West Airlines, Ser 99-1
         7.930%, 01/02/19                                  1,545           1,150
   American Airlines, Ser 99-1
         7.024%, 10/15/09                                  2,320           2,192
   Burlington Northern Santa Fe
         6.200%, 08/15/36                                    412             344
         6.150%, 05/01/37 (C)                                523             433
         5.750%, 03/15/18                                  2,175           1,983

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Cedar Brakes I LLC
         8.500%, 02/15/14 (B)                      $       1,306   $       1,236
   Continental Airlines
         5.983%, 04/19/22                                  3,329           2,214
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                  1,474           1,105
   Continental Airlines, Ser 99-2
         7.256%, 03/15/20                                  1,262             959
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                  2,045           1,370
   CSX
         7.450%, 04/01/38                                  1,461           1,275
         6.250%, 04/01/15                                    930             867
         6.250%, 03/15/18                                    972             853
   Delta Air Lines
         7.379%, 05/18/10 (C)                              1,603           1,474
         6.821%, 08/10/22                                  2,431           1,531
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                 14,850          11,806
   General Electric
         5.250%, 12/06/17                                  1,700           1,558
   Honeywell International
         5.300%, 03/01/18                                    857             823
   Hutchison Whampoa International
         7.450%, 11/24/33 (B)                              1,405           1,146
   News America
         6.650%, 11/15/37 (B)                              1,422           1,140
         6.650%, 11/15/37 (C)                                260             209
         6.200%, 12/15/34 (C)                                315             239
   Nordstrom
         7.000%, 01/15/38                                  1,720           1,093
   Norfolk Southern
         7.250%, 02/15/31                                  2,013           1,906
         7.050%, 05/01/37 (C)                                221             217
         5.750%, 04/01/18                                    178             163
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                  4,500           3,690
   Tyco International Group
         7.000%, 12/15/19 (C)                              1,875           1,546
         6.875%, 01/15/21                                  6,490           5,051
         6.750%, 02/15/11                                  1,170           1,131
         6.375%, 10/15/11                                  5,490           5,081
         6.125%, 01/15/09                                    120             120
         6.000%, 11/15/13                                  1,945           1,684
   Union Pacific
         7.875%, 01/15/19 (C)                              1,166           1,237
         6.625%, 02/01/29                                    947             843
         5.700%, 08/15/18                                  1,253           1,155
   United Air Lines
         6.602%, 09/01/13                                    800             768
   United Parcel Service
         4.500%, 01/15/13 (C)                              7,640           7,769

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   United Technologies
         6.500%, 06/01/09                          $       1,670   $       1,691
         5.400%, 05/01/35                                    670             559
   Waste Management
         7.375%, 05/15/29                                      5               4
         7.125%, 12/15/17                                  4,840           4,876
         7.100%, 08/01/26                                  1,375           1,061
                                                                   -------------
                                                                          79,719
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.4%
   Corning
         7.250%, 08/15/36 (H)                                935             695
   Electronic Data Systems
         7.125%, 10/15/09                                  2,990           3,025
   Hewlett-Packard
         5.500%, 03/01/18 (C)                              1,156           1,072
   International Business Machines
         8.000%, 10/15/38                                  1,242           1,380
         7.625%, 10/15/18                                  3,849           4,137
   Lexmark International
         6.650%, 06/01/18                                    803             625
         5.900%, 06/01/13                                    913             730
   Oracle
         5.750%, 04/15/18                                  3,813           3,574
         5.250%, 01/15/16                                    708             672
   Xerox
         6.350%, 05/15/18 (C)                              3,390           2,431
         5.500%, 05/15/12                                  1,940           1,550
                                                                   -------------
                                                                          19,891
                                                                   -------------
MATERIALS -- 0.6%
   Alcoa
         6.000%, 07/15/13                                  6,265           5,376
   Codelco
         4.750%, 10/15/14 (B)                                900             823
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17                                  7,725           5,485
   International Paper
         8.700%, 06/15/38                                    932             621
         7.950%, 06/15/18                                  1,305           1,024
   PPG Industries
         6.650%, 03/15/18                                    615             582
         5.750%, 03/15/13                                    615             593
   Rio Tinto Finance USA
         6.500%, 07/15/18                                  7,890           5,423
         5.875%, 07/15/13                                  5,225           4,061
   Stauffer Chemical
         6.725%, 04/15/18 (E)                                860             472
         6.701%, 04/15/17 (E)                                350             199
         4.520%, 04/15/10 (E)                                300             275

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Vale Overseas
         8.250%, 01/17/34                          $         210   $         202
         6.875%, 11/21/36                                  7,748           6,312
   Weyerhaeuser
         6.750%, 03/15/12                                    410             351
                                                                   -------------
                                                                          31,799
                                                                   -------------
SOVEREIGN -- 0.4%
   Canadian Government Bond
         4.000%, 12/01/31                                  1,228           1,201
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                  6,750           8,990
   Russian Federation Registered
         7.500%, 03/31/30                                  1,055             876
   United Mexican States MTN
         7.500%, 04/08/33                                    218             206
         5.625%, 01/15/17                                     84              75
   United Mexican States, Ser A MTN
         6.750%, 09/27/34 (C)                              9,488           8,492
         5.875%, 01/15/14                                    860             817
                                                                   -------------
                                                                          20,657
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.5%
   America Movil
         5.625%, 11/15/17                                  2,350           1,971
   AT&T
         6.700%, 11/15/13                                  1,194           1,189
         6.400%, 05/15/38 (C)                              1,347           1,107
         5.100%, 09/15/14                                  4,735           4,247
   BellSouth
         4.750%, 11/15/12                                    190             178
   Bellsouth Telecommunications
         7.000%, 12/01/95                                  2,415           1,638
   British Telecommunications
         9.125%, 12/15/30                                  2,595           2,437
         8.375%, 12/15/10                                  1,310           1,308
         5.950%, 01/15/18                                    449             383
   Cellco Partnership
         8.500%, 11/15/18 (B) (I)                          7,241           7,306
         7.375%, 11/15/13 (B) (C) (I)                      5,145           5,097
   Deutsche Telekom International Finance
         5.875%, 08/20/13                                    302             273
         5.750%, 03/23/16                                  2,175           1,890
   Embarq
         7.995%, 06/01/36 (C)                              1,754           1,000
         6.738%, 06/01/13                                    540             427
   France Telecom
         8.500%, 03/01/31                                    362             362
         7.750%, 03/01/11                                  2,510           2,553
   New Cingular Wireless Services
         8.125%, 05/01/12                                  1,255           1,272
   News America
         6.150%, 03/01/37                                    301             223

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Qwest
         7.500%, 10/01/14 (C)                      $       4,060   $       3,126
   Rogers Communications
         6.375%, 03/01/14                                  5,885           5,272
   Royal
         8.000%, 10/01/10                                  5,100           5,081
   Sprint Capital
         8.750%, 03/15/32                                    390             203
         8.375%, 03/15/12                                  5,300           3,606
         6.900%, 05/01/19                                    120              69
   Telecom Italia Capital
         6.999%, 06/04/18 (C)                              3,980           2,985
         5.250%, 11/15/13                                    580             441
         5.250%, 10/01/15                                    370             266
         4.950%, 09/30/14                                  1,320             964
   Telefonica Emisiones
         7.045%, 06/20/36                                    216             179
         6.421%, 06/20/16                                    357             321
         5.984%, 06/20/11                                  4,600           4,400
         5.855%, 02/04/13                                  1,090           1,003
   Verizon Communications
         8.950%, 03/01/39 (C)                              9,603           9,879
         8.750%, 11/01/18                                  1,035           1,035
         6.400%, 02/15/38 (C)                                660             536
         6.100%, 04/15/18 (C)                              1,580           1,378
         5.500%, 02/15/18                                  2,810           2,340
   Verizon Global Funding
         7.375%, 09/01/12                                  1,730           1,728
         6.875%, 06/15/12                                    465             459
   Vodafone Group PLC
         5.625%, 02/27/17                                    337             286
                                                                   -------------
                                                                          80,418
                                                                   -------------
UTILITIES -- 1.6%
   Abu Dhabi National Energy
         5.620%, 10/25/12 (B)                              8,678           7,563
   Allegheny Energy Supply
         8.250%, 04/15/12 (H) (I) (J)                      2,040           1,918
   Arizona Public Services
         8.000%, 12/30/15                                    684             748
   CMS Energy
         6.550%, 07/17/17                                  1,610           1,253
   Commonwealth Edison
         6.150%, 03/15/12                                  3,168           3,076
         6.150%, 09/15/17                                  1,620           1,413
         4.700%, 04/15/15                                    830             715
   Consolidated Edison of New York
         5.850%, 04/01/18 (C)                              3,200           3,021
   Constellation Energy Group
         7.600%, 04/01/32                                  1,463           1,233
   Dominion Resources
         8.875%, 01/15/19                                  5,850           5,962
         5.700%, 09/17/12                                  3,560           3,351
         4.750%, 12/15/10                                    740             713

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Dominion Resources, Ser D
         5.125%, 12/15/09                          $         850   $         827
   DPL
         6.875%, 09/01/11                                  4,805           4,685
   DTE Energy
         7.050%, 06/01/11                                  6,528           6,469
   Duke Energy
         5.625%, 11/30/12                                    425             428
   Duke Energy Carolinas
         6.000%, 01/15/38                                  1,035             948
   Exelon
         5.625%, 06/15/35                                  2,605           1,512
   FirstEnergy, Ser B
         6.450%, 11/15/11                                    320             300
   FirstEnergy, Ser C
         7.375%, 11/15/31                                  5,825           4,791
   FPL Group Capital
         6.650%, 12/15/08 (A)                                185             102
         6.350%, 04/01/09 (A)                                568             312
   Hydro Quebec, Ser JL
         6.300%, 05/11/11                                  1,050           1,101
   Intergas Finance
         6.375%, 05/14/17                                    370             207
   Nevada Power
         8.250%, 06/01/11                                  4,055           4,067
   Nisource Finance
         6.800%, 01/15/19                                  3,547           2,586
         6.150%, 03/01/13                                  1,304           1,096
   NorthWestern
         5.875%, 11/01/14                                  1,532           1,364
   Oncor Electric Delivery
         7.500%, 09/01/38 (B)                              1,035             889
         6.800%, 09/01/18 (B)                              4,894           4,405
   Pacific Gas & Electric
         8.250%, 10/15/18                                  1,130           1,254
         6.050%, 03/01/34 (C)                              3,275           2,855
         5.800%, 03/01/37                                    840             703
   Pacificorp
         6.250%, 10/15/37                                  2,300           2,126
   Power Contract Financing
         6.256%, 02/01/10 (B)                              1,886           1,837
   Progress Energy
         6.850%, 04/15/12                                  1,395           1,382
   Public Service of New Mexico
         7.950%, 05/15/18                                  3,000           2,610
   SCANA MTN
         6.250%, 04/01/20                                  1,137             956
   TXU
         6.500%, 11/15/24                                    410             170
   TXU, Ser P
         5.550%, 11/15/14                                    370             177
   TXU, Ser R
         6.550%, 11/15/34 (C)                              4,385           1,755

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Virginia Electric and Power
         8.875%, 11/15/38                          $       1,835   $       1,994
                                                                   -------------
                                                                          84,874
                                                                   -------------
Total Corporate Obligations
   (Cost $1,564,324) ($ Thousands)                                     1,210,264
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 8.7%
   U.S. Treasury Bonds
         8.875%, 02/15/19 (C)                              7,358          10,733
         7.125%, 02/15/23 (C)                              3,742           5,104
         6.250%, 08/15/23 (C)                              9,565          12,226
         6.250%, 05/15/30                                    653             892
         5.375%, 02/15/31 (C)                             40,618          50,496
         5.000%, 05/15/37                                  1,079           1,360
         4.375%, 02/15/38 (C)                             26,406          30,600
   U.S. Treasury Inflation Protection
      Security
         3.875%, 04/15/29                                  2,050           2,260
         3.625%, 04/15/28 (C)                             31,387          33,324
         2.500%, 07/15/16 (C)                              6,913           6,352
         2.375%, 04/15/11 - 01/15/27 (C)                  37,545          33,833
         2.000%, 01/15/16 - 01/15/26(C)                   18,462          16,106
         1.875%, 07/15/15 (C)                             18,292          16,211
         1.750%, 01/15/28 (C)                             42,269          34,845
         1.375%, 07/15/18 (C)                              6,697           5,998
   U.S. Treasury Notes
         4.750%, 02/15/37                                  2,197           2,669
         3.750%, 11/15/18 (C)                             39,916          42,617
         3.500%, 02/15/18                                    497             520
         3.250%, 12/31/09                                    262             269
         3.125%, 08/31/13                                    846             895
         2.750%, 10/31/13 (C)                             88,339          91,839
         1.750%, 11/15/11 (C)                             33,177          33,605
         1.250%, 11/30/10                                  6,521           6,547
   U.S. Treasury STRIPS
         6.951%, 11/15/21 (C) (E)                         23,570          13,866
         4.607%, 11/15/27 (C) (E)                         10,385           5,000
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $453,158) ($ Thousands)                                         458,167
                                                                   -------------
ASSET-BACKED SECURITIES -- 5.7%
AUTOMOTIVE -- 0.6%
   Americredit Prime Automobile
      Receivable, Ser 2007-1, Cl A3
         5.270%, 11/08/11                                  3,692           3,640
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A4A
         5.150%, 02/15/12                                  2,479           2,333
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A4A
         5.240%, 07/15/12                                    126             114

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl A4
         5.220%, 06/15/13                          $       1,148   $       1,091
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl A4
         5.120%, 08/15/13                                  1,081           1,027
   Honda Auto Receivables Owner
      Trust, Ser 2008-1, Cl A4
         4.880%, 09/18/14                                  3,000           2,680
   Huntington Auto Trust, Ser 2008-1,
      Cl A4
         5.640%, 02/15/13 (H) (I) (J)                      5,872           5,092
   Huntington Auto Trust, Ser 2008-1,
      Cl A3A
         4.810%, 04/16/12 (H) (I) (J)                      7,095           6,458
   Hyundai Auto Receivables Trust,
      Ser 2008-A, Cl A4
         5.480%, 11/17/14                                  1,286           1,089
   Nissan Auto Receivables Owner
      Trust, Ser 2007-B, Cl A4
         5.160%, 03/17/14                                  2,235           2,088
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.410%, 08/12/11                                  3,626           3,496
         5.260%, 11/14/11                                  1,945           1,871
   Volkswagen Auto Loan Enhanced
      Trust, Ser 2008-1, Cl A3
         4.500%, 07/20/12                                  2,724           2,552
                                                                   -------------
                                                                          33,531
                                                                   -------------
CREDIT CARDS -- 1.5%
   Capital One Multi-Asset Execution
      Trust, Ser 2005-A6, Cl A6
         4.869%, 01/15/09 (A)                              2,323           1,823
   Capital One Multi-Asset Execution
      Trust, Ser 2005-A10, Cl A
         1.503%, 12/15/08 (A)                              1,628           1,167
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A5, Cl A5
         1.483%, 12/15/08 (A)                              2,593           1,954
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A7, Cl A7
         1.453%, 12/15/08 (A)                                863             735
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A11, Cl A11
         1.513%, 12/15/08 (A)                             11,599           7,115
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A4, Cl A4
         1.453%, 12/15/08 (A)                              4,837           3,675
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A6, Cl A6
         1.493%, 12/15/08 (A)                              3,118           2,802

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A7, Cl A7
         5.750%, 07/15/20                          $       5,982   $       4,469
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                                 27,229          23,146
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A5, Cl A5
         4.850%, 02/18/14                                    870             793
   Discover Card Master Trust I,
      Ser 2005-4, Cl A2
         1.513%, 12/15/08 (A)                                812             587
   Discover Card Master Trust I,
      Ser 2006-2, Cl A3
         1.503%, 12/15/08 (A)                              6,084           4,494
   Discover Card Master Trust,
      Ser 2007-A1, Cl A1
         5.650%, 03/16/20                                  4,583           3,451
   Discover Card Master Trust,
      Ser 2007-A2, Cl A2
         3.159%, 12/15/08 (A)                              4,072           3,169
   Discover Card Master Trust,
      Ser 2008-A3, Cl A3
         5.100%, 10/15/13                                  6,479           5,988
   Discover Card Master Trust,
      Ser 2008-A4, Cl A4
         5.650%, 12/15/15                                 13,403          11,590
   Washington Mutual Master Note
      Trust, Ser 2006-A2A, Cl A
         1.473%, 12/15/08 (A) (H)                          3,000           2,311
   Washington Mutual Master Note
      Trust, Ser 2007-A2, Cl A2
         1.453%, 12/15/08 (A) (H)                            523             427
                                                                   -------------
                                                                          79,696
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 0.6%
   ABS Home Equity, Ser 2001-HE3,
      Cl A1
         1.963%, 12/15/08 (A)                                264             225
   ACE Securities, Ser 2006-SL3, Cl A1
         1.495%, 12/26/08 (A)                              7,503           1,610
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A
         1.635%, 12/26/08 (A)                              3,155             406
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A
         1.435%, 12/26/08 (A)                              1,182           1,030
   Conseco Finance Home Loan Trust,
      Ser 2001-D, Cl A5
         6.190%, 12/15/08 (A)                              6,769           6,755

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Contimortgage Home Equity Trust,
      Ser 1997-2, Cl A9
         7.090%, 04/15/28                          $          13   $          12
   Contimortgage Home Equity Trust,
      Ser 1997-5, Cl A6
         6.870%, 01/15/09 (A)                                 11              11
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                  2,583           2,211
   Delta Funding Home Equity Loan Trust,
      Ser 1999-3, Cl A1A
         2.243%, 12/15/08 (A)                                310             225
   EMC Mortgage Loan Trust, Ser 2002-AA,
      Cl A1
         1.865%, 12/26/08 (A) (B)                          1,081             867
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
         7.775%, 07/25/28                                    236             166
   GMAC Mortgage Loan Trust,
      Ser 2007-HE2, Cl A6
         6.249%, 12/25/37                                    964             329
   Morgan Stanley Capital I, Ser 2007-HE2,
      Cl A2A
         1.435%, 12/26/08 (A)                                775             716
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1
         1.445%, 12/26/08 (A)                                731             668
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-3XS, Cl 2A3S
         5.858%, 01/25/47                                     31              21
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3
         1.565%, 12/26/08 (A)                              6,400           4,196
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A
         1.995%, 12/26/08 (A)                                283             252
   Option One Mortgage Loan Trust,
      Ser 2007-5, Cl 2A47
         1.695%, 12/26/08 (A)                             10,000           2,164
   Residential Funding Mortgage
      Securities II, Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                  1,436           1,293
   Residential Funding Mortgage
      Securities II, Ser 2005-HS1, Cl AI1
         1.515%, 12/26/08 (A)                                509             502
   Residential Funding Mortgage
      Securities II, Ser 2007-HSA3, Cl AI2
         5.980%, 01/25/09 (A)                                922             852
   Security National Mortgage Loan Trust,
      Ser 2007-1A, Cl 2A
         1.745%, 12/26/08 (A) (B)                          1,388             988
   Terwin Mortgage Trust, Ser 2005-9HGS,
      Cl A1
         4.000%, 01/25/09 (A) (B)                          1,014             888

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A2
         4.750%, 01/25/09 (A)                      $      10,000   $       2,661
                                                                   -------------
                                                                          29,048
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 3.0%
   Amortizing Residential Collateral Trust
      CMO, Ser 2002-BC1, Cl A
         1.735%, 12/26/08 (A)                                534             420
   CenterPoint Energy Transition Bond LLC,
      Ser 2008-A, Cl A2
         5.234%, 02/01/23                                  1,160             981
   CenterPoint Energy Transition Bond LLC,
      Ser 2008-A, Cl A1
         4.192%, 02/01/20                                  1,993           1,890
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Ser 2002-1,
      Cl 2A2
         1.895%, 12/26/08 (A)                              1,113             716
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A1
         5.956%, 07/25/36                                    156             157
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A2
         5.682%, 07/25/36                                  2,150           2,160
   Citicorp Residential Mortgage Securities,
      Ser 2006-2, Cl A2
         5.557%, 09/25/36                                  2,268           2,249
   Citicorp Residential Mortgage Securities,
      Ser 2006-2, Cl A5
         6.036%, 09/25/36                                  6,340           5,253
   Citigroup Mortgage Loan Trust,
      Ser 2007-SHL1, Cl A
         1.795%, 12/26/08 (A) (B)                          1,486             669
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 12/15/08 (A)                              2,844           2,706
   Conseco Finance Securitizations,
      Ser 2000-4, Cl A6
         8.310%, 01/01/09 (A)                                838             668
   Countrywide Asset-Backed Certificates,
      Ser 2001-BC3, Cl A
         1.875%, 12/26/08 (A)                                 66              57
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC2, Cl 2A1
         1.995%, 12/26/08 (A)                                115              68
   Countrywide Asset-Backed Certificates,
      Ser 2005-17, Cl 1AF3
         5.711%, 01/25/09 (A)                             10,000           4,610
   Countrywide Asset-Backed Certificates,
      Ser 2006-15, Cl A3
         5.689%, 01/25/09 (A)                                208             126

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Asset-Backed Certificates,
      Ser 2007-3, Cl 2A1
         1.495%, 12/26/08 (A)                      $       6,194   $       5,483
   Countrywide Asset-Backed Certificates,
      Ser 2007-QH1, Cl A1
         1.595%, 12/26/08 (A) (B)                          1,769           1,249
   Countrywide Asset-Backed Certificates,
      Ser 2007-SD1, Cl A1
         1.845%, 12/26/08 (A) (B)                          1,120             719
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl 2A
         1.723%, 12/15/08 (A)                              1,057             484
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A
         1.663%, 12/15/08 (A)                              2,595           1,347
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                    634             636
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2006-CB2,
      Cl AF2
         5.501%, 12/25/36                                  1,455           1,279
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2006-CB2,
      Cl AF4
         5.704%, 12/25/36                                  1,800           1,432
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-CB4,
      Cl A1A
         1.485%, 12/26/08 (A)                              6,647           5,247
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-RP1,
      Cl A
         1.705%, 12/26/08 (A) (B)                         16,718          11,175
   Daimler Chrysler Master Owner Trust,
      Ser 2006-A, Cl A
         1.453%, 12/15/08 (A) (H)                          4,851           4,489
   Diamond Investment Grade CDO, Ser 1X,
      Cl A1
         3.099%, 10/11/14                                  5,333           5,148
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (H)                              3,452           2,414
   Embarcadero Aircraft Securitization
      Trust, Ser 2000-A, Cl A1
         1.903%, 12/15/08 (A) (B)                          4,125           2,228
   Equity One, Ser 2003-2, Cl M1
         5.050%, 09/25/33                                    820             693
   Fieldstone Mortgage Investment,
      Ser 2007-A, Cl 2A2
         1.665%, 12/26/08 (A)                              2,000             854
   First Horizon Asset Back Trust,
      Ser 2004-HE2, Cl A
         1.615%, 12/26/08 (A)                              1,444           1,158

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Horizon Asset Back Trust,
      Ser 2006-HE2, Cl A
         1.525%, 12/26/08 (A)                      $         716   $         486
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         1.673%, 12/15/08 (A) (H)                          5,007           4,047
   GMAC Mortgage Loan Trust,
      Ser 2005-HE3, Cl A1VN
         3.519%, 12/26/08 (A)                              8,293           2,108
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3
         5.340%, 01/15/10 (B)                              1,049           1,047
   Green Tree Financial, Ser 1996-5, Cl A6
         7.750%, 07/15/27                                    670             600
   GSAMP Trust, Ser 2003-SEA, Cl A1
         1.795%, 12/26/08 (A)                              2,195           1,590
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH1, Cl AF6
         5.501%, 11/25/36                                  9,605           6,383
   Lehman XS Trust, Ser 2005-5N, Cl 1A1
         1.695%, 12/26/08 (A)                              5,791           2,541
   Lehman XS Trust, Ser 2005-7N, Cl 1A1B
         1.695%, 12/26/08 (A)                              4,314           1,536
   Lehman XS Trust, Ser 2006-GP1, Cl A4A
         1.725%, 12/26/08 (A)                              8,107           1,105
   Liberty Square CDO, Ser 2001-1A, Cl A
         4.846%, 04/15/09 (A) (B)                          2,687           2,419
   Lone Star CDO Funding, Ser IX, Cl A
         3.613%, 12/15/12                                  6,187           5,742
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2B
         5.609%, 03/25/37                                    358             282
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D
         5.895%, 03/25/37                                  5,789           2,386
   Mid-State Trust, Ser 2003-11, Cl A1
         4.864%, 07/15/38                                  2,970           2,893
   MSCC Heloc Trust, Ser 2005-1, Cl A
         1.585%, 12/26/08 (A)                                539             365
   Nelnet Student Loan Trust, Ser 2008-4,
      Cl A4
         5.015%, 01/26/09 (A)                              4,370           3,623
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl AIO, IO
         6.000%, 08/15/10                                  4,961             408
   Oncor Electric Delivery Transition Bond,
      Ser 2003-1, Cl A2
         4.030%, 02/15/12                                  1,375           1,373
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1
         1.663%, 12/15/08 (A)                                 49              44
   Popular ABS Mortgage Pass-Through
      Trust, Ser 2007-A, Cl A3
         1.705%, 12/26/08 (A)                             10,380           3,220

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   RAAC Series, Ser 2007-RP4, Cl A
         1.745%, 12/26/08 (A) (B)                  $      19,066   $      11,899
   RAAC Series, Ser 2007-SP3, Cl A1
         2.595%, 12/26/08 (A)                                571             491
   SLM Student Loan Trust, Ser 2005-6,
      Cl A5B
         4.735%, 01/26/09 (A)                              7,973           7,495
   SLM Student Loan Trust, Ser 2006-5,
      Cl A4
         3.615%, 01/26/09 (A)                              3,355           2,940
   SLM Student Loan Trust, Ser 2008-6,
      Cl A4
         4.635%, 01/26/09 (A)                              8,078           6,245
   SLM Student Loan Trust, Ser 2008-8,
      Cl A4
         5.185%, 01/26/09 (A)                              1,521           1,225
         5.035%, 01/26/09 (A)                              7,327           5,983
   Structured Asset Receivables Trust,
      Ser 2003-1, Cl CTFS
         4.919%, 01/21/09 (A) (B)                          2,000           1,850
   Structured Asset Receivables Trust,
      Ser 2003-3, Cl X
         4.819%, 01/21/09 (A) (B)                            231             226
   Swift Master Auto Receivables Trust,
      Ser 2007-1, Cl A
         1.523%, 12/15/08 (A) (H)                          1,869           1,587
   Wells Fargo Home Equity Trust,
      Ser 2007-2, Cl A1
         1.485%, 12/26/08 (A)                              4,564           3,960
                                                                   -------------
                                                                         156,864
                                                                   -------------
Total Asset-Backed Securities
   (Cost $388,966) ($ Thousands)                                         299,139
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
   FHLB
         5.500%, 08/13/14                                  3,500           3,880
         3.625%, 07/01/11                                  7,730           7,929
   FHLB (E)
         2.768%, 12/19/08 (C)                             20,555          20,527
         1.053%, 12/22/08                                    450             450
         0.861%, 01/13/09                                  3,265           3,262
         0.304%, 12/18/08 (C)                             31,960          31,916
         0.080%, 12/01/08                                  1,480           1,480
   FHLMC
         5.625%, 11/23/35                                  5,250           5,379
   FHLMC (E)
         2.553%, 12/15/08                                    500             500
   FNMA
         3.375%, 05/19/11                                  1,000           1,021
   FNMA
         5.250%, 08/01/12                                  2,800           2,883

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   FNMA (E)
         2.289%, 12/22/08                          $         250   $         250
         1.652%, 12/15/08                                 10,928          10,927
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $89,639) ($ Thousands)                                           90,404
                                                                   -------------
MUNICIPAL BONDS -- 0.2%
   Commonwealth of Massachusetts,
      Ser B, GO, FSA
      Pre-Refunded @ 100
         5.500%, 03/01/12 (F)                              2,100           2,260
   County of Galveston, Ser C,
      GO, AMBAC
      Pre-Refunded @ 100
         5.000%, 02/01/13 (F)                              2,090           2,280
   County of Harris, Ser B, GO
      Pre-Refunded @ 100
         5.250%, 10/01/13 (F)                              2,901           3,154
   Metropolitan Atlanta Rapid Transit
      Authority, RB, MBIA
      Pre-Refunded @ 100
         5.000%, 01/01/13 (F)                                655             716
   Michigan State, Tobacco Settlement
      Finance, Ser A, RB
         7.309%, 06/01/34                                  2,450           1,590
   San Diego, Tobacco Settlement
      Asset Backed, RB
         7.125%, 06/01/32                                  1,377             973
   State of Washington, Ser C, GO
      Callable 01/01/18 @ 100
         5.000%, 01/01/33                                  1,465           1,349
                                                                   -------------
Total Municipal Bonds
   (Cost $13,683) ($ Thousands)                                           12,322
                                                                   -------------
PREFERRED STOCK -- 0.1%
   Aegon, 6.375% (A)                                         107             857
   Merrill Lynch, Cl E, 4.000% (A)                            58             451
   MetLife, 6.500%                                            87           1,079
   Zurich RegCaPS Funding Trust,
      4.245% (A) (B)                                          --             241
                                                                   -------------
Total Preferred Stock
   (Cost $6,599) ($ Thousands)                                             2,628
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
EURODOLLAR -- 0.0%
   Lloyds TSB Bank
         3.218%, 08/31/08                          $         740   $         383
                                                                   -------------
Total EuroDollar
   (Cost $633) ($ Thousands)                                                 383
                                                                   -------------
COMMERCIAL PAPER (E) -- 0.3%
   General Electric Capital
         1.050%, 12/29/08                                  1,835           1,833
   Rabobank USA Financial
         0.951%, 12/09/08                                  1,480           1,480
         0.991%, 12/30/08                                 13,795          13,784
                                                                   -------------
Total Commercial Paper
   (Cost $17,097) ($ Thousands)                                           17,097
                                                                   -------------
CERTIFICATES OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank
         8.750%, 11/28/21                                  2,751           2,694
         7.590%, 03/28/22 (A)                              2,630           2,429
                                                                   -------------
Total Certificates of Deposit
   (Cost $5,263) ($ Thousands)                                             5,123
                                                                   -------------
AFFILIATED PARTNERSHIP -- 10.6%
   SEI Liquidity Fund, L.P.,
      1.630%*++ (G)                                  564,245,563         553,355
                                                                   -------------
Total Affiliated Partnership
   (Cost $564,245) ($ Thousands)                                         553,355
                                                                   -------------
CASH EQUIVALENTS -- 9.2%
   Evergreen Institutional Money
      Market Fund, Cl I, 2.100%*                     252,328,131         252,328
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.620%*++                                231,976,790         231,977
                                                                   -------------
Total Cash Equivalents
   (Cost $484,305) ($ Thousands)                                         484,305
                                                                   -------------
Total Investments -- 131.5%
   (Cost $7,600,248) ($ Thousands)                                 $   6,893,562
                                                                   =============

                                                                    Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
WRITTEN OPTIONS -- (0.1)%
   Jan 2009 U.S. Ten Year Treasury Put,
      Expires 12/24/08, Expires 12/20/08,
      Strike Price $113.00                                  (184)  $          (9)
   June 2009 U.S. Ten Year Treasury Put,
      Expires 6/16/09, Expires 06/20/09,
      Strike Price $96.75                                   (316)            (79)
   June 2009 U.S. Ten Year Treasury Put,
      Expires 6/16/09, Expires 06/20/09,
      Strike Price $97.25                                   (183)            (75)
   March 2009 U.S. Ten Year Treasury Call,
      Expires 2/22/09, Expires 02/21/09,
      Strike Price $116.00                                   (54)           (311)
   March 2009 U.S. Ten Year Treasury Call,
      Expires 2/23/09, Expires 02/21/09,
      Strike Price $118.00                                  (335)         (1,450)
   March 2009 U.S. Ten Year Treasury Call,
      Expires 2/23/09, Expires 02/21/09,
      Strike Price $120.00                                  (179)           (560)
   March 2009 U.S. Ten Year Treasury Call,
      Expires 3/17/09, Expires 03/21/09,
      Strike Price $97.50                                   (155)           (275)
   March 2009 U.S. Ten Year Treasury Call,
      Expires 3/17/09, Expires 03/21/09,
      Strike Price $98.00                                    (92)            (81)
   March 2009 U.S. Ten Year Treasury Call,
      Expires 3/17/09, Expires 03/21/09,
      Strike Price $97.75                                    (85)           (110)
   March 2009 U.S. Ten Year Treasury Put,
      Expires 11/24/08, Expires 03/21/09,
      Strike Price $98.00                                    (90)            (61)
   March 2009 U.S. Ten Year Treasury Put,
      Expires 2/21/09, Expires 02/21/09,
      Strike Price $115.00                                  (246)           (150)
   March 2009 U.S. Ten Year Treasury Put,
      Expires 2/23/09, Expires 02/21/09,
      Strike Price $108.00                                  (179)            (11)
   March 2009 U.S. Ten Year Treasury Put,
      Expires 2/23/09, Expires 02/21/09,
      Strike Price $114.00                                   (74)            (34)
   March 2009 U.S. Ten Year Treasury Put,
      Expires 3/17/09, Expires 03/21/09,
      Strike Price $97.75                                   (131)            (62)
                                                                   -------------
Total Written Options
   (Premiums Received $2,025) ($ Thousands)                               (3,268)
                                                                   -------------

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                               INTEREST RATE SWAPS

                                                                                            NET UNREALIZED
                                                                                             APPRECIATION
                                                                           NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY                 FUND PAYS    FUND RECEIVES  TERMINATION DATE    (THOUSANDS)    ($ THOUSANDS)
-------------------------  -------------  -------------  ----------------  ---------------  --------------
Barclays Bank PLC          3-Month LIBOR  3.86%              10/27/14           87,470         $ 3,097
Barclays Bank PLC          4.02%          3-Month LIBOR      10/27/39           23,000          (3,930)
Barclays Bank PLC          3-Month LIBOR  3.34%              11/25/14           43,510             466
Barclays Bank PLC          3.13%          3-Month LIBOR      11/25/39           10,450             (23)
Citigroup                  3-Month LIBOR  4.29%              10/30/14           81,200           4,471
Citigroup                  4.31%          3-Month LIBOR      10/30/39           21,970          (4,999)
Citigroup                  3-Month LIBOR  4.04%              12/15/10            9,870             498
Deutsche Bank              4.40%          3-Month LIBOR      03/18/16           85,200          (7,303)
Deutsche Bank              4.25%          3-Month LIBOR      03/18/39              400             (97)
Deutsche Bank              4.25%          3-Month LIBOR      03/18/39            1,900            (455)
Deutsche Bank              3-Month LIBOR  4.40%              05/31/12           13,126             841
Merrill Lynch              3-Month LIBOR  3.70%              02/22/13           13,162             694
Merrill Lynch              3-Month LIBOR  3.40%              02/26/13            6,594             261
Merrill Lynch              3-Month LIBOR  3.95%              12/15/10           30,830           1,489
                                                                                               -------
                                                                                               $(4,990)
                                                                                               =======

                              CREDIT DEFAULT SWAPS

                                                                                                                      NET UNREALIZED
                                                                                   (PAYS)/                 NOTIONAL    APPRECIATION
                                                                       BUY/SELL   RECEIVES  TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY               REFERENCE ENTITY/OBLIGATION                PROTECTION    RATE        DATE     (THOUSANDS)   ($ THOUSANDS)
-------------------------  -----------------------------------------  ----------  --------  -----------  -----------  --------------
Credit Suisse              ABX.HE.AA 06-2 Index                          Sell       0.17%     05/25/46     (5,000)       $   (330)
Credit Suisse              ABX.HE.AA 06-2 Index                          Sell       0.17      05/25/46     (5,300)           (389)
Goldman Sachs              ABX.HE.AA 06-2 Index                          Sell       0.17      05/25/46     (3,800)           (260)
Greenwich Capital Markets  ABX.HE.AA 06-2 Index                          Sell       0.17      05/25/46     (3,000)           (198)
Credit Suisse              ABX.HE.AAA 06-1 Index                         Sell       0.09      08/25/37     (4,000)           (341)
Citigroup                  ABX.HE.AAA 06-2 Index                         Sell       0.11      05/25/46     (2,100)           (310)
Deutsche Bank              ABX.HE.AAA 06-2 Index                         Sell       0.11      05/25/46     (4,100)         (2,148)
Barclays Bank PLC          ABX.HE.AAA 07-1 Index                         Sell       0.09      08/25/37     (4,680)         (2,236)
Citigroup                  ABX.HE.AAA 07-1 Index                         Sell       0.09      08/25/37     (3,545)         (1,683)
Goldman Sachs              ABX.HE.AAA 07-1 Index                         Sell       0.09      08/25/37     (5,420)           (740)
Morgan Stanley             ABX.HE.AAA 07-1 Index                         Sell       0.09      08/25/37     (2,100)           (305)
Morgan Stanley             ABX.HE.AAA 07-1 Index                         Sell       0.09      08/25/37     (5,200)           (710)
Barclays Bank PLC          ABX.HE.AAA 07-2 Index                         Sell       0.76      01/25/38     (4,600)           (432)
Credit Suisse              ABX.HE.AAA 07-2 Index                         Sell       0.76      01/25/38     (5,500)           (544)
Goldman Sachs              ABX.HE.AAA 07-2 Index                         Sell       0.76      01/25/38     (2,500)           (279)
Greenwich Capital Markets  ABX.HE.AAA 07-2 Index                         Sell       0.76      01/25/38     (2,600)           (290)
Morgan Stanley             ABX.HE.AAA 07-2 Index                         Sell       0.76      01/25/38     (4,000)           (795)
Morgan Stanley             ABX.HE.AAA 07-2 Index                         Sell       0.76      01/25/38     (3,000)           (582)
Citigroup                  Arrow Electric, 6.875% 06/01/18                Buy      (0.82)     03/20/14      1,485              88
Citigroup                  BNP Paribas, 4.750% 04/04/11                   Buy      (0.49)     09/20/13      5,860               1
Deutsche Bank              Centex Corporation, 5.250% 06/15/15            Buy      (4.40)     12/20/13        600              29
Merrill Lynch              Centex Corporation, 5.250% 06/15/15            Buy      (3.56)     12/20/12      1,970             312
Merrill Lynch              Centex Corporation, 5.250% 06/15/15            Buy      (3.65)     12/20/12      1,375             216
JPMorgan Chase Bank        CMBX-NA-AAA 1 Index                            Buy      (0.10)     10/12/52      5,770           1,053
Credit Suisse              CMBX-NA-AAA 2 Index                            Buy      (0.07)     03/15/49      5,770           1,115
Deutsche Bank              CMBX-NA-AAA 3 Index                            Buy      (0.08)     12/13/51      3,000             687
JPMorgan Chase Bank        CMBX-NA-AAA 3 Index                            Buy      (0.08)     12/13/49      1,500             386
JPMorgan Chase Bank        CMBX-NA-AAA 3 Index                            Buy      (0.08)     12/13/49      4,900           1,152
Credit Suisse              CMBX-NA-AAA 4 Index                            Buy      (0.35)     02/17/49      3,000             767
JPMorgan Chase Bank        CMBX-NA-AAA 4 Index                            Buy      (0.35)     02/17/49      4,755           1,355
JPMorgan Chase Bank        CMBX-NA-AAA 4 Index                            Buy      (0.35)     02/17/49      4,900           1,244
Citigroup                  CMBX-NA-AAA 5 Index                            Buy      (0.35)     02/15/51      2,850             426
Barclays Bank PLC          CMBX-NA-AJ 1 Index                             Buy      (0.84)     10/12/49      2,000             806
Barclays Bank PLC          CMBX-NA-AJ 1 Index                             Buy      (0.84)     10/12/49      2,000             784
Morgan Stanley             ConocoPhillips 4.750% 10/15/20                Sell       0.27      09/20/12     (1,620)            (40)
Citigroup                  Darden Restaurants Inc., 6.000% 08/15/35       Buy      (2.73)     03/20/14      1,435              63
Deutsche Bank              Darden Restaurants Inc., 6.000% 08/15/35       Buy      (2.25)     03/20/14      1,650             103
Citigroup                  Darden Restaurants Inc., 7.125% 02/01/16       Buy      (2.40)     03/20/15      1,200              74
Deutsche Bank              Darden Restaurants Inc., 7.125% 02/01/16       Buy      (2.25)     03/20/13        600              30
Morgan Stanley             Darden Restaurants Inc., 7.125% 02/01/16       Buy      (2.25)     03/20/13        600              30
Citigroup                  DTE Energy Company, 7.050% 06/01/11            Buy      (0.70)     06/20/11      6,528             337
Credit Suisse              General Electric Capital Corp., 5.625%
                              09/15/17                                   Sell       6.55      12/20/10     (2,570)             71
Barclays Bank PLC          Goldman Sachs Group Inc., 6.600% 01/15/12      Buy      (0.75)     12/20/12        300              30
Credit Suisse              Goldman Sachs Group Inc., 6.600% 01/15/12      Buy      (0.74)     12/20/12      5,275             532
Citigroup                  Hewlett Packard, 5.400% 03/01/17               Buy      (0.72)     03/20/14      1,485              28
Citigroup                  Home Depot, 5.875% 12/16/36                    Buy      (2.67)     03/20/14      5,100               8
Citigroup                  HSBC Bank PLC, 4.250% 03/18/16                 Buy      (0.61)     12/20/17      4,500             269
Citigroup                  Lloyds TSB Group PLC, 5.875% 07/08/14          Buy      (0.51)     12/20/17      3,200             193

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)
November 30, 2008

                                                                                                                      NET UNREALIZED
                                                                                   (PAYS)/                 NOTIONAL    APPRECIATION
                                                                       BUY/SELL   RECEIVES  TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY               REFERENCE ENTITY/OBLIGATION                PROTECTION    RATE        DATE     (THOUSANDS)   ($ THOUSANDS)
-------------------------  -----------------------------------------  ----------  --------  -----------  -----------  --------------
Citigroup                  Lowes Cos. Inc., 8.250% 06/01/10               Buy      (1.20)     03/20/14      5,320        $   74
JPMorgan Chase Bank        Morgan Stanley, 6.600% 04/01/12                Buy      (0.91)     12/20/12      3,525           489
Citigroup                  Nordstrom Incorporated, 6.950% 03/15/28        Buy      (3.15)     03/20/14      1,135           138
Deutsche Bank              Nordstrom Incorporated, 6.950% 03/15/28        Buy      (2.10)     03/20/14      4,350           698
Citigroup                  Pulte Homes Inc., 5.250% 01/15/14              Buy      (3.91)     12/20/12      1,600           202
Deutsche Bank              Pulte Homes Inc., 5.250% 01/15/14              Buy      (4.62)     03/20/13      2,250           (16)
Deutsche Bank              Pulte Homes Inc., 5.250% 01/15/14              Buy      (4.00)     03/20/15      2,250            19
Merrill Lynch              Pulte Homes Inc., 5.250% 01/15/14              Buy      (3.88)     12/20/12      3,050           385
Citigroup                  Royal Bank of Scotland PLC, 6.000% 05/10/13    Buy      (0.70)     12/20/17      3,200           260
Citigroup                  Toll Brothers, 6.875% 11/15/12                 Buy      (2.83)     12/20/12      1,400           106
Merrill Lynch              Toll Brothers, 6.875% 11/15/12                 Buy      (2.78)     12/20/12      3,300           251
Merrill Lynch              Toll Brothers, 6.875% 11/15/12                 Buy      (2.83)     12/20/12      2,000           151
Citigroup                  Whirlpool Corporation, 7.750% 07/15/16         Buy      (1.25)     09/20/13      1,205           125
Citigroup                  Whirlpool Corporation, 7.750% 07/15/16        Sell       1.33      09/20/13     (1,207)         (119)
Citigroup                  Whirlpool Corporation, 7.750% 07/15/16         Buy      (1.40)     09/20/13      1,762           171
                                                                                                                         ------
                                                                                                                         $2,511
                                                                                                                         ======

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
                            CONTRACTS    EXPIRATION   (DEPRECIATION)
TYPE OF CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
90-Day Euro$                    864       Mar-2009       $ 2,557
90-Day Euro$                    186       Jun-2009           292
90-Day Euro$                    230       Sep-2009           506
90-Day Euro$                    (26)      Sep-2009          (115)
90-Day Euro$                    (26)      Dec-2009          (127)
90-Day Euro$                    (26)      Mar-2010          (138)
90-Day Euro$                    (26)      Jun-2010          (143)
90-Day Euro$                    (26)      Sep-2010          (142)
90-Day Euro$                    (26)      Dec-2010          (132)
90-Day Euro$                    (26)      Mar-2011          (125)
90-Day Euro$                    (26)      Jun-2011          (116)
Euro-Bund                       161       Dec-2008         1,284
U.S. 10-Year Note            (2,206)      Mar-2009        (5,899)
U.S. 2-Year Note                256       Mar-2009           490
U.S. 2-Year Note               (173)      Mar-2009          (143)
U.S. 5-Year Note              2,878       Mar-2009         4,710
U.S. Long Treasury Bond        (972)      Mar-2009        (2,208)
                                                         -------
                                                         $   551
                                                         =======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financials Statements):

             CURRENCY       CURRENCY       UNREALIZED
MATURITY    TO DELIVER     TO RECEIVE     APPRECIATION
  DATE      (THOUSANDS)    (THOUSANDS)   ($ THOUSANDS)
--------   ------------   ------------   -------------
2/3/09     EUR    8,689   USD   11,533       $  516
2/3/09     GBP    9,109   USD   15,403        1,423
2/3/09     JPY2,301,590   USD   24,305           55
2/3/09     USD   23,120   JPY2,316,816        1,290
                                             ------
                                             $3,284
                                             ======

Percentages are based on a Net Assets of $5,240,402 ($ Thousands).

*    Rate shown is the 7-day effective yield as of November 30, 2008.

+    Real Estate Investment Trust

++   Investment in Affiliated Security (see Note 3).

(A) Variable Rate Security -- The rate reported is the rate in effects as of November 30, 2008. The date reported is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $537,307 ($ Thousands).

(D)  Security in default on interest payments.

(E)  The rate reported is the effective yield at time of purchase.

(F)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(G) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $553,355 ($ Thousands).

(H) Securities considered illiquid. The total value of such securities as of November 30, 2008 was $50,708 ($ Thousands) and represented 0.97% of net assets (see Note 3).

(I) Securities considered restricted. The total value of such securities as of November 30, 2008 was $27,689 ($ Thousands) and represented 0.53% of net assets (see Note 3).

(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2008 was $15,286 ($ Thousands) and represented 0.29% of net assets.

ABS    -- Asset-Based Security

ARM    -- Adjustable Rate Mortgage

CDO    -- Collateralized Debt Obligation

Cl     -- Class

CMO    -- Collateralized Mortgage Obligation

FHLB   -- Federal Home Loan Bank

FHLMC  -- Federal Home Loan Mortgage Corporation

FNMA   -- Federal National Mortgage Association

GNMA   -- Government National Mortgage Association

GO     -- General Obligation

IO     -- Interest Only - face amount represents notional amount

LLC    -- Limited Liability Company

L.P.   -- Limited Partnership

MTN    -- Medium Term Note

PIPE   -- Private Investment in Public Entity

PLC    -- Public Limited Company

RB     -- Revenue Bond

Ser    -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA    -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

High Yield Bond Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Consumer Discretionary            15.8%
Telecommunication Services        10.8%
Affiliated Partnership            10.7%
Energy                             9.1%
Loan Participations                8.8%
Materials                          7.4%
Industrials                        6.8%
Financials                         6.2%
Consumer Staples                   4.9%
Collateralized Debt Obligations    4.6%
Health Care                        4.2%
Utilities                          3.7%
Information Technology             3.6%
Cash Equivalent                    3.1%
Convertible Bonds                  0.2%
Common Stock                       0.1%
Preferred Stock                    0.0%

++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 80.9%
CONSUMER DISCRETIONARY -- 17.6%
   Adelphia Communications
      (escrow security)
         10.250%, 06/15/11                         $         125   $           4
         7.875%, 05/01/09                                     75               2
         7.750%, 01/15/09                                    250               8
   Adelphia Communications,
      Ser B (escrow security)
         9.500%, 02/15/04                                     25               1
   American Greetings
         7.375%, 06/01/16                                    800             636
   AmeriGas Partners
         7.125%, 05/20/16                                  1,080             756
   Amscan Holdings
         8.750%, 05/01/14                                  1,725           1,000
   ARAMARK
         8.500%, 02/01/15                                  2,590           2,150
   Aramark Services
         6.693%, 02/02/09 (A)                                325             228
   ArvinMeritor
         8.750%, 03/01/12                                  2,450           1,201
   Asbury Automotive Group
         7.625%, 03/15/17                                    225              90
   Ashtead Capital
         9.000%, 08/15/16 (B)                              2,969           1,722
   Avis Budget Car Rental LLC
         5.304%, 02/17/09 (A)                                615             135
   Bausch & Lomb Optical Supplies
         9.875%, 11/01/15 (B) (C)                          2,905           2,237
   Beazer Homes USA
         8.625%, 05/15/11                                    275             148
         6.875%, 07/15/15                                    725             261
         6.500%, 11/15/13 (C)                              1,300             468

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Blockbuster
         9.000%, 09/01/12 (C)                      $       2,500   $       1,238
   Bonten Media Acquisition
         9.000%, 06/01/15 (B)                              1,400             490
   Boyd Gaming
         7.125%, 02/01/16                                  1,740             983
   Broder Brothers, Ser B
         11.250%, 10/15/10 (C)                             1,200             360
   Brown Shoe
         8.750%, 05/01/12                                  1,025             769
   Burlington Coat Factory Warehouse
         11.125%, 04/15/14 (C)                             1,800             450
   Caesars Entertainment
         7.875%, 03/15/10                                    350             182
   Carrols
         9.000%, 01/15/13                                    700             465
   CBS
         7.700%, 07/30/10                                  5,400           5,051
   CCH I Holdings LLC
         11.750%, 05/15/14 (C)                               150              19
         11.125%, 01/15/14                                   275              39
         10.000%, 05/15/14                                   350              47
         9.920%, 04/01/14 (C)                                400              54
   CCH I LLC
         11.000%, 10/01/15 (C)                             7,672           2,033
         11.000%, 10/01/15                                   275              58
   CCH II LLC
         10.250%, 09/15/10 (C)                             2,470           1,254
   CCH II LLC, Ser B
         10.250%, 09/15/10                                   200              95
   CCO Holdings LLC
         8.750%, 11/15/13 (C)                              4,405           2,511
   Centex
         5.125%, 10/01/13                                    370             222
         4.550%, 11/01/10                                    255             210
   Charter Communications
      Operating LLC
         10.875%, 09/15/14 (B)                             2,825           2,027
   Charter Communications
      Operating LLC
         8.000%, 04/30/12 (B)                              3,200           2,280
   Choctaw Resort Development Entity
         7.250%, 11/15/19 (B)                                930             493
   Cinemark
         6.470%, 03/15/14 (D)                                425             349
   Claire's Stores
         10.500%, 06/01/17 (C)                               425              57
         9.625%, 06/01/15 (C)                              2,265             226
         9.250%, 06/01/15 (C)                                750             131
   Cooper-Standard Automotive
         8.375%, 12/15/14                                    450             122
   Couche-Tard US
         7.500%, 12/15/13                                  6,483           4,911

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   COX Communications
         7.875%, 08/15/09                          $       1,320   $       1,274
   CSC Holdings
         8.125%, 07/15/09                                  4,000           3,840
   CSC Holdings, Ser B
         8.125%, 08/15/09                                     75              72
   Dana (escrow security)
         7.000%, 03/01/09                                    175               4
         7.000%, 03/15/28                                    200               5
         6.500%, 03/01/29                                  1,100              27
         6.500%, 03/15/08                                    100               2
   Delphi
         7.125%, 05/01/29 (E)                                925              18
   Denny's Holdings
         10.000%, 10/01/12                                   280             192
   Dex Media
         9.000%, 11/15/13 (C)                              1,625             211
         9.000%, 11/15/13                                  3,110             404
         8.000%, 11/15/13                                    725              94
   Dex Media West, Ser B
         9.875%, 08/15/13                                  4,160             915
         9.875%, 08/15/13                                  1,215             267
         8.500%, 08/15/10                                  4,000           2,480
   DirecTV Holdings LLC
         6.375%, 06/15/15                                  4,972           4,040
   Dollar General
         10.625%, 07/15/15 (C)                               785             707
   DR Horton
         6.500%, 04/15/16                                    325             205
         6.000%, 04/15/11                                  1,095             854
         5.625%, 01/15/16                                    600             363
   Echostar DBS
         7.125%, 02/01/16                                  3,515           2,496
         7.000%, 10/01/13                                    300             225
         6.625%, 10/01/14                                  2,490           1,780
   El Dorado Casino Shreveport PIK
         10.000%, 08/01/12                                 1,102             970
   Expedia
         8.500%, 07/01/16 (B) (C)                          1,570             958
   Eye Care Centers of America
         10.750%, 02/15/15                                   600             564
   Ferrellgas Partners
         6.750%, 05/01/14 (B)                              1,500           1,050
   Fontainebleau Las Vegas
         10.250%, 06/15/15 (B)                             4,225             549
   Ford Motor
         7.450%, 07/16/31 (C)                              2,441             610
         6.500%, 08/01/18                                  3,085             586
   Gaylord Entertainment
         8.000%, 11/15/13                                  1,260             748
         6.750%, 11/15/14                                    260             141
   General Motors
         8.375%, 07/15/33 (C)                              1,649             363
         8.250%, 07/15/23 (C)                              2,800             560

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
         7.700%, 04/15/16                          $       2,901   $         609
         7.125%, 07/15/13 (C)                              3,235             793
General Nutrition Centers PIK
         7.583%, 03/15/09 (A)                                750             431
   Goodyear Tire & Rubber
         9.000%, 07/01/15 (C)                              1,051             783
         8.625%, 12/01/11                                    831             620
         7.857%, 08/15/11                                    375             274
   Great Canadian Gaming
         7.250%, 02/15/15 (B)                                275             190
   Group 1 Automotive
         8.250%, 08/15/13                                    100              61
   GSC Holdings
         8.000%, 10/01/12                                  1,480           1,295
   Hanesbrands, Ser B
         6.508%, 12/15/08 (A)                              4,335           2,796
   Harrah's Operating
         10.750%, 02/01/16 (B) (C)                         5,030           1,119
         8.000%, 02/01/11                                    625             313
         5.500%, 07/01/10                                    300             142
   Herbst Gaming
         8.125%, 06/01/12 (E)                              1,075               1
         7.000%, 11/15/14 (E)                                900               1
   Hertz
         10.500%, 01/01/16 (C)                             1,400             560
         8.875%, 01/01/14 (C)                                885             457
         8.875%, 01/01/14                                  3,575           1,846
   Idearc
         8.000%, 11/15/16                                  1,680             139
         Indianapolis Downs
         11.000%, 11/01/12 (B) (C)                           900             428
   Inergy
         8.250%, 03/01/16 (B)                                400             294
         6.875%, 12/15/14                                  1,130             822
   Inn of the Mountain Gods
         12.000%, 11/15/10                                   325             107
         Invista
         9.250%, 05/01/12 (B)                                450             328
   Jarden
         7.500%, 05/01/17 (C)                              5,785           3,760
   K. Hovnanian Enterprises
         11.500%, 05/01/13 (B)                                50              38
         8.625%, 01/15/17                                  1,825             493
         7.500%, 05/15/16                                    725             192
         6.500%, 01/15/14                                    500             125
         6.375%, 12/15/14                                    285              71
         6.250%, 01/15/15                                    750             180
         6.250%, 01/15/16                                  1,150             299
   Lamar Media
         7.250%, 01/01/13 (C)                              2,150           1,704
         6.625%, 08/15/15 (C)                              4,580           3,321
   LBI Media
         11.000%, 10/15/13                                   625             219

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Lear
         8.750%, 12/01/16                          $       1,355   $         291
   Leslie's Poolmart
         7.750%, 02/01/13                                    525             389
   Levi Strauss
         9.750%, 01/15/15                                    723             434
   LIN Television, Ser B
         6.500%, 05/15/13                                  1,130             525
   M/I Homes
         6.875%, 04/01/12                                    400             212
   Mediacom LLC
         9.500%, 01/15/13 (C)                              1,618           1,327
   MediMedia USA
         11.375%, 11/15/14 (B)                               725             565
   Meritage Homes
         7.000%, 05/01/14                                     75              45
         6.250%, 03/15/15                                     50              25
   MGM Mirage
         13.000%, 11/15/13 (B) (C)                           445             372
         7.500%, 06/01/16 (C)                              7,020           3,615
         6.875%, 04/01/16                                  2,020           1,050
         6.750%, 09/01/12                                  3,200           1,728
         6.750%, 04/01/13                                  2,550           1,326
         6.000%, 10/01/09                                  1,750           1,418
         5.875%, 02/27/14                                  3,085           1,573
   Michaels Stores
         11.375%, 11/01/16                                    21               5
         10.000%, 11/01/14 (C)                               850             268
   Mobile Services Group
         9.750%, 08/01/14                                    425             314
   Mohegan Tribal Gaming Authority
         6.875%, 02/15/15 (C)                                975             522
         6.125%, 02/15/13 (C)                                325             216
   Neff
         10.000%, 06/01/15 (C)                             1,800             315
   Neiman-Marcus Group
         10.375%, 10/15/15 (C)                             1,410             529
   Neiman-Marcus Group PIK
         9.000%, 10/15/15 (C)                              3,735           1,587
   OSI Restaurant Partners
         10.000%, 06/15/15 (C)                               900             180
   Penhall International
         12.000%, 08/01/14 (B)                               750             285
   Penn National Gaming
         6.750%, 03/01/15                                  3,490           2,303
   Penske Auto Group
         7.750%, 12/15/16                                  1,700             620
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                  1,544             880
   Phillips-Van Heusen
         8.125%, 05/01/13                                    475             327
   Pinnacle Entertainment
         8.750%, 10/01/13                                    675             513
         8.250%, 03/15/12 (C)                                740             540

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Pokagon Gaming Authority
         10.375%, 06/15/14 (B)                     $       2,206   $       1,864
   Quebecor Media
         7.750%, 03/15/16                                    700             469
   Rent-A-Center, Ser B
         7.500%, 05/01/10 (C)                              2,125           1,976
   RH Donnelley
         8.875%, 10/15/17 (C)                              4,075             530
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                    350              45
   RH Donnelley, Ser A-2
         6.875%, 01/15/13                                  1,810             235
   RH Donnelley, Ser A-3
         8.875%, 01/15/16                                    100              13
   RJ Tower
         12.000%, 06/01/13 (C) (E)                           425               1
   Royal Caribbean Cruises
         7.250%, 06/15/16                                  1,065             607
         7.000%, 06/15/13 (C)                                670             402
   RSC Equipment Rental
         9.500%, 12/01/14 (C)                              6,035           2,957
   Ryland Group
         6.875%, 06/15/13                                    560             386
         5.375%, 05/15/12                                    525             368
   Sally Holdings LLC
         10.500%, 11/15/16                                 1,120             650
         9.250%, 11/15/14 (C)                              3,320           2,507
   Sealy Mattress
         8.250%, 06/15/14 (C)                              5,085           2,771
   Service International
         7.375%, 10/01/14                                  1,555           1,260
         7.000%, 06/15/17                                    975             702
         6.750%, 04/01/16                                  1,725           1,302
         6.750%, 04/01/15                                  1,330           1,011
   SGS International
         12.000%, 12/15/13                                 1,350             729
   Shingle Springs Tribal Group
         9.375%, 06/15/15 (B)                                500             225
   Simmons
         10.000%, 12/15/14 (C)                             6,595           1,319
   Sinclair Broadcast Group
         8.000%, 03/15/12                                  4,100           3,198
         4.875%, 07/15/18 (B) (D)                            400             214
   Six Flags
         9.625%, 06/01/14 (C)                                550              77
   Sonic Automotive, Ser B
         8.625%, 08/15/13                                  1,907             687
   Stanadyne Holdings
         12.000%, 02/15/15 (D)                             1,500             705
   Stanadyne Holdings, Ser 1
         10.000%, 08/15/14                                   475             318
   Standard-Pacific
         7.750%, 03/15/13                                    625             328
         7.000%, 08/15/15 (C)                                700             347

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                                       151

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Station Casinos
         6.875%, 03/01/16                          $         760   $          65
         6.625%, 03/15/18                                  2,290             206
   Steinway Musical Instruments
         7.000%, 03/01/14 (B)                              5,645           3,951
   Stewart Enterprises
         6.250%, 02/15/13                                  1,215             984
   Sun Media
         7.625%, 02/15/13                                  1,175             969
   Tenneco
         8.625%, 11/15/14 (C)                              4,200           1,554
         8.125%, 11/15/15                                    365             157
   Toll
         8.250%, 12/01/11                                  1,340           1,099
         8.250%, 02/01/11 (C)                                940             780
   Town Sports International
         12.205%, 02/01/14 (D)                             1,454           1,265
   Travelport LLC
         11.875%, 09/01/16 (C)                             5,585           1,340
         9.875%, 09/01/14                                    415             145
         7.436%, 03/02/09 (A)                              2,044             491
   TRW Automotive
         7.250%, 03/15/17 (B)                              1,805             830
         7.000%, 03/15/14 (B) (C)                          2,985           1,448
   UAL 1995 Pass Through Trust A
         9.020%, 04/19/12                                    584             175
   United Components
         9.375%, 06/15/13                                  1,460             759
   United Rentals North America
         6.500%, 02/15/12                                  1,900           1,330
   Univision Communications
         9.750%, 03/15/15 (B)                              1,100             140
   Vail Resorts
         6.750%, 02/15/14                                  3,765           2,730
   Vicorp Restaurants
         10.500%, 04/15/11 (E)                               500              15
   Videotron
         6.875%, 01/15/14                                  3,529           2,947
   Visteon
         12.250%, 12/31/16 (B)                               259              44
         8.250%, 08/01/10 (C)                                250              77
         7.000%, 03/10/14                                     15               2
   WMG Acquisition
         7.375%, 04/15/14                                    260             156
                                                                   -------------
                                                                         166,719
                                                                   -------------
CONSUMER STAPLES -- 5.4%
   B&G Foods
         8.000%, 10/01/11                                    500             415
   Biomet
         11.625%, 10/15/17                                 1,800           1,350
   Chiquita Brands International
         8.875%, 12/01/15 (C)                              2,040           1,449
         7.500%, 11/01/14                                    410             279

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
Constellation Brands
         8.375%, 12/15/14 (C)                      $       2,005   $       1,744
         7.250%, 05/15/17                                  3,150           2,615
         7.250%, 09/01/16 (C)                              5,730           4,756
   Del Monte
         8.625%, 12/15/12                                    940             851
         6.750%, 02/15/15                                  2,760           2,249
   DJO Finance LLC
         10.875%, 11/15/14                                 2,000           1,460
   Dole Food
         7.250%, 06/15/10                                    225             159
   Education Management LLC
         10.250%, 06/01/16 (C)                             3,100           2,154
         8.750%, 06/01/14                                    150             109
   Elizabeth Arden
         7.750%, 01/15/14 (C)                              1,425             969
   Fleming
         10.125%, 04/01/08 (E)                               956              19
         9.250%, 06/15/10 (E)                                188               4
   HCA
         9.625%, 11/15/16                                 12,060           8,683
         9.250%, 11/15/16 (C)                              8,428           6,869
         9.125%, 11/15/14                                    125             102
         6.500%, 02/15/16                                    565             316
   Johnsondiversey Holdings
         10.670%, 05/15/13                                   560             398
   Laureate Education
         10.000%, 08/15/15 (B)                               525             341
   Merisant
         9.500%, 07/15/13 (C)                              2,325             372
   Merisant Worldwide
         12.250%, 05/15/14                                 1,100              --
   Michael Foods
         8.000%, 11/15/13                                  3,150           2,677
   National Beef Packing
         10.500%, 08/01/11                                   697             511
   NBTY
         7.125%, 10/01/15                                  2,356           1,743
   Pantry
         7.750%, 02/15/14                                  2,450           1,715
   Quebecor World Capital
         8.750%, 03/15/16 (B) (C) (E)                      2,175             141
         6.125%, 11/15/13 (C) (E)                          1,800              63
   Rite Aid
         10.375%, 07/15/16                                   225             151
         9.500%, 06/15/17 (C)                              5,315           1,568
         9.375%, 12/15/11                                    400             118
         8.625%, 03/01/15                                    850             244
         7.700%, 02/15/27                                    150              27
         7.500%, 03/01/17 (C)                              1,270             724
         6.875%, 12/15/28 (B)                                350              63
         6.875%, 08/15/13 (C)                                100              25
   Seminole Indian Tribe of Florida
         7.804%, 10/01/20 (B)                                950             832

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                                       152

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Smithfield Foods
         7.750%, 05/15/13                          $         315   $         173
         7.750%, 07/01/17                                    125              66
         7.000%, 08/01/11                                    275             165
   Spectrum Brands
         7.375%, 02/01/15 (C)                              1,960             392
   SuperValu
         7.500%, 11/15/14                                  1,400           1,092
   Tyson Foods
         6.600%, 04/01/16                                    505             315
   Universal Hospital Services PIK
         8.500%, 06/01/15                                    275             209
   Universal Hospital Services
         6.302%, 06/01/09 (A)                                200             130
   VWR Funding
         10.250%, 07/15/15                                 1,025             620
                                                                   -------------
                                                                          51,427
                                                                   -------------
ENERGY -- 10.2%
   Allis-Chalmers Energy
         9.000%, 01/15/14                                  4,713           2,757
   Atlas Energy Resources LLC
         10.750%, 02/01/18 (B)                             1,420             895
   Atlas Pipeline Partners
         8.125%, 12/15/15                                    350             227
   Aventine Renewable Energy
         10.000%, 04/01/17 (C)                             2,600             546
   Brigham Exploration
         9.625%, 05/01/14                                    875             446
   Calfrac Holdings
         7.750%, 02/15/15 (B)                              3,000           1,680
   Chaparral Energy
         8.875%, 02/01/17                                  1,900             703
         8.500%, 12/01/15                                    750             278
   Chesapeake Energy
         7.625%, 07/15/13                                    300             240
         7.500%, 06/15/14                                    719             561
         7.250%, 12/15/18                                  1,040             728
         7.000%, 08/15/14 (C)                              3,896           2,961
         6.875%, 01/15/16                                  1,795           1,265
         6.875%, 11/15/20                                    175             114
         6.500%, 08/15/17                                    825             563
   Cimarex Energy
         7.125%, 05/01/17                                  1,650           1,287
   Colorado Interstate Gas
         6.800%, 11/15/15                                     88              73
   Complete Production Services
         8.000%, 12/15/16                                    345             217
   Compton Petroleum Finance
         7.625%, 12/01/13                                  1,820             746
   Connacher Oil and Gas
         10.250%, 12/15/15 (B)                             2,070           1,076

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Copano Energy LLC
         7.750%, 06/01/18 (B)                      $       4,205   $       2,754
   Denbury Resources
         7.500%, 12/15/15                                  3,100           2,123
         7.500%, 04/01/13                                  4,300           3,160
   Dynegy Holdings
         8.375%, 05/01/16                                  1,775           1,234
         7.750%, 06/01/19                                  2,180           1,450
         7.500%, 06/01/15                                  2,385           1,658
         6.875%, 04/01/11                                    225             185
   El Paso
         8.050%, 10/15/30                                    150              95
         7.875%, 06/15/12 (C)                              1,425           1,187
         7.800%, 08/01/31                                  1,450             921
         7.420%, 02/15/37                                  1,300             773
         7.250%, 06/01/18                                  3,185           2,214
         7.000%, 06/15/17                                  1,770           1,260
         6.875%, 06/15/14                                    775             575
   El Paso Performance-Linked Trust
         7.750%, 07/15/11 (B)                                450             373
   Energy Partners
         9.750%, 04/15/14 (C)                                545             251
         7.916%, 01/15/09 (A)                                200              88
   Forest Oil
         8.000%, 12/15/11                                  1,025             897
         7.750%, 05/01/14                                    505             401
         7.250%, 06/15/19 (C)                                430             295
         7.250%, 06/15/19 (B)                                930             637
   Frontier Oil
         8.500%, 09/15/16                                    470             395
   Helix Energy Solutions Group
         9.500%, 01/15/16 (B)                              3,630           1,906
   Hillcorp Energy
         9.000%, 06/01/16 (B)                              1,035             740
         7.750%, 11/01/15 (B)                              3,705           2,649
   Holly Energy Partners
         6.250%, 03/01/15                                  1,200             768
   International Coal Group
         10.250%, 07/15/14                                 1,050             793
   KCS Energy
         7.125%, 04/01/12                                  1,835           1,321
   Key Energy Services
         8.375%, 12/01/14 (B)                                650             454
   Mariner Energy
         8.000%, 05/15/17                                    680             364
   MarkWest Energy Partners
         8.750%, 04/15/18 (B)                              3,270           2,060
         8.750%, 04/15/18                                    100              63
   MarkWest Energy Partners, Ser B
         8.500%, 07/15/16                                    250             164
         6.875%, 11/01/14                                  1,125             743
   Massey Energy
         6.875%, 12/15/13                                  1,105             749

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Newfield Exploration
         7.125%, 05/15/18                          $       1,800   $       1,278
         6.625%, 04/15/16                                  2,845           2,077
   OPTI Canada
         8.250%, 12/15/14                                  2,005             782
         7.875%, 12/15/14                                  1,280             486
   Pacific Energy Partners
         7.125%, 06/15/14                                    200             185
         6.250%, 09/15/15                                    100              80
   Parker Drilling
         9.625%, 10/01/13                                    639             527
   Peabody Energy
         7.375%, 11/01/16 (C)                                175             150
   Peabody Energy, Ser B
         6.875%, 03/15/13                                  3,700           3,145
   PetroHawk Energy
         9.125%, 07/15/13                                  3,657           2,798
         7.875%, 06/01/15 (B)                              2,300           1,621
   Petroleum Development
         12.000%, 02/15/18                                 2,675           1,832
   PetroProd
         10.850%, 05/24/13                                   900             167
   PHI
         7.125%, 04/15/13                                    125              76
   Plains Exploration & Production
         7.625%, 06/01/18                                    350             233
         7.000%, 03/15/17                                  1,120             750
   Pride International
         7.375%, 07/15/14                                  3,001           2,558
   Quicksilver Resources
         8.250%, 08/01/15 (C)                              2,040           1,316
         7.125%, 04/01/16                                  1,075             618
   Range Resources
         7.250%, 05/01/18                                    725             575
         6.375%, 03/15/15                                  1,075             860
   Sabine Pass LNG LP
         7.500%, 11/30/16 (B)                                625             431
         7.500%, 11/30/16                                    720             497
         7.250%, 11/30/13 (C)                              1,550           1,108
   SandRidge Energy
         8.625%, 04/01/15 (B)                              1,025             651
         8.000%, 06/01/18 (B)                              1,985           1,270
   SESI LLC
         6.875%, 06/01/14                                    950             665
   Sonat
         7.625%, 07/15/11                                    750             620
   Southwestern Energy
         7.500%, 02/01/18 (B)                              2,000           1,690
   Swift Energy
         7.625%, 07/15/11                                  6,100           5,124
   Targa Resources Partners
         8.500%, 11/01/13                                    375             206
         8.250%, 07/01/16 (B)                                925             601

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Tesoro
         6.625%, 11/01/15                          $       1,755   $       1,088
   United Refining
         10.500%, 08/15/12                                   850             527
   Venoco
         8.750%, 12/15/11                                  2,940           1,984
   Whiting Petroleum
         7.250%, 05/01/13                                  1,505           1,069
   Williams
         7.875%, 09/01/21                                    885             673
         7.750%, 06/15/31                                    475             321
   Williams Partners
         7.250%, 02/01/17                                  2,905           2,280
   Williams, Ser A
         7.500%, 01/15/31                                    375             246
                                                                   -------------
                                                                          96,228
                                                                   -------------
FINANCIALS -- 6.9%
   AAC Group Holding
         10.250%, 10/01/12 (B)                             1,080             896
   ACE Cash Express
         10.250%, 10/01/14 (B)                               675             270
   Algoma Acquisition
         9.875%, 06/15/15 (B)                                150              78
   ALH Finance LLC
         8.500%, 01/15/13                                  4,335           3,338
   Alliant Holdings
         11.000%, 05/01/15 (B)                             1,225             873
   American Achievement Group
      Holding
         14.750%, 10/01/12                                 1,023             972
   Cardtronics
         9.250%, 08/15/13                                  1,010             749
         9.250%, 08/15/13                                    605             448
   Deluxe
         7.375%, 06/01/15                                    200             122
   Felcor Lodging L.P.
         4.803%, 06/01/09+++ (A)                             200             116
   FireKeepers Development Authority
         13.875%, 05/01/15 (B)                               600             390
   Ford Motor Credit LLC
         12.000%, 05/15/15                                   275             134
         9.875%, 08/10/11                                    400             186
         9.750%, 09/15/10                                    400             202
         8.000%, 12/15/16                                  2,275             959
         7.800%, 06/01/12                                  7,045           3,039
         7.569%, 01/13/09 (A)                                900             396
         7.250%, 10/25/11                                  1,965             869
         7.241%, 01/15/09 (A)                              3,340           1,470
         7.000%, 10/01/13                                  4,212           1,772
         4.361%, 01/15/09 (A)                                680             371

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FTI Consulting
         7.750%, 10/01/16                          $          50   $          43
         7.625%, 06/15/13                                    960             854
   Galaxy Entertainment Finance
         9.875%, 12/15/12 (B) (C)                            995             368
   Global Cash Access LLC
         8.750%, 03/15/12                                    575             449
   GMAC LLC
         8.000%, 11/01/31 (C)                              5,568           1,464
         7.750%, 01/19/10 (C)                                150              80
         7.250%, 03/02/11                                  1,275             521
         7.000%, 02/01/12                                    100              35
         6.875%, 08/28/12                                  8,405           2,942
         6.875%, 09/15/11                                  3,900           1,499
         6.750%, 12/01/14 (C)                              5,840           1,898
         6.625%, 05/15/12                                  1,755             615
         6.000%, 12/15/11 (C)                                425             151
         5.625%, 05/15/09                                    640             441
         3.399%, 02/17/09 (A)                                425             276
   GrafTech Finance
         10.250%, 02/15/12                                    78              71
   Hawker Beechcraft Acquisition LLC
      PIK
         8.875%, 04/01/15                                  2,955           1,212
   Hawker Beechcraft Acquisition LLC
         9.750%, 04/01/17 (B)                                200              65
   Hellas II
         10.502%, 01/15/09 (A) (B)                         2,100             462
   Hexion US Fin/Nova Scotia
         9.750%, 11/15/14                                  4,460           2,319
         7.304%, 02/15/09 (A)                                750             368
   Host Hotels & Resorts LP
         6.875%, 11/01/14+++ (C)                           1,790           1,235
   Host Marriott LP
         7.125%, 11/01/13+++                               2,190           1,593
   Host Marriott LP, Ser M
         7.000%, 08/15/12+++                                  25              19
   Host Marriott LP, Ser O
         6.375%, 03/15/15+++                               1,020             686
   Host Marriott LP, Ser Q
         6.750%, 06/01/16+++                               2,460           1,636
   HUB International Holdings
         9.000%, 12/15/14 (B)                              3,250           2,149
   Hughes Network Systems LLC
         9.500%, 04/15/14                                  1,110             916
   Icahn Enterprises
         7.125%, 02/15/13                                  5,325           3,208
   iPayment
         9.750%, 05/15/14                                  1,100             748
   JPMorgan Chase
         7.900%, 04/30/09 (A)                                340             266

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   KAR Holdings
         10.000%, 05/01/15                         $       1,125   $         315
         8.750%, 05/01/14                                  2,400           1,020
         6.801%, 02/02/09 (A)                                800             336
   LaBranche
         11.000%, 05/15/12                                   380             315
   Lehman Brothers Holdings MTN
         6.875%, 05/02/18 (E)                              1,225             123
         5.625%, 01/24/13 (E)                                550              58
   Leucadia National
         8.125%, 09/15/15                                    450             391
   Marlin Water Trust II
         6.310%, 07/15/03 (B) (E)                          4,000               5
   MetLife Capital Trust X
         9.250%, 04/08/09 (A) (B)                            600             399
   Nuveen Investments
         10.500%, 11/15/15 (B)                             6,925           2,121
         10.500%, 11/15/15 (B) (C)                           840             257
   Omega Healthcare Investors
         7.000%, 01/15/16+++                                 825             631
   Petroplus Finance
         7.000%, 05/01/17 (B) (C)                          2,500           1,550
         6.750%, 05/01/14 (B) (C)                          1,645           1,061
   Pinnacle Foods Finance LLC
         10.625%, 04/01/17 (C)                             2,150           1,204
         9.250%, 04/01/15                                    600             396
   PXRE Capital Trust I
         8.850%, 02/01/27                                  1,600           1,096
   Rainbow National Services LLC
         10.375%, 09/01/14 (B)                               490             424
   Regency Energy Partners
         8.375%, 12/15/13                                  1,435           1,015
   Rouse LP
         6.750%, 05/01/13+++ (B)                           1,000             220
   Senior Housing Properties Trust
         7.875%, 04/15/15+++                                 645             529
   Silicon Valley Bank
         5.700%, 06/01/12                                    675             642
   Snoqualmie Entertainment Authority
         9.125%, 02/01/15 (B) (C)                          1,375             797
         6.875%, 02/01/09 (A) (B)                            275             162
   UCI Holdco
         10.319%, 12/15/08 (A)                             1,089             349
   Universal City Development Partners
         11.750%, 04/01/10                                   840             546
   Universal City Florida Holding
         7.551%, 02/01/09 (A)                              2,823           1,299
   USB Capital IX
         6.189%, 04/15/09 (A)                                415             216
   Ventas Realty LP
         7.125%, 06/01/15+++                                 925             758
         6.750%, 04/01/17+++                                 775             581
         6.625%, 10/15/14+++                                 375             307

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Capital XIII MTN
         7.700%, 03/26/09 (A)                      $         345   $         280
                                                                   -------------
                                                                          65,642
                                                                   -------------
HEALTH CARE -- 4.7%
   Advanced Medical Optics
         7.500%, 05/01/17                                  2,900           1,595
   Alliance Imaging, Ser B
         7.250%, 12/15/12                                    550             458
   Biomet
         10.375%, 10/15/17                                 8,180           6,053
         10.000%, 10/15/17 (C)                             1,055             950
   Bio-Rad Laboratories
         6.125%, 12/15/14                                    900             711
   Community Health Systems
         8.875%, 07/15/15 (C)                              8,790           7,054
   Cooper
         7.125%, 02/15/15                                  2,435           1,832
   CRC Health
         10.750%, 02/01/16                                 1,925           1,117
   DaVita
         6.625%, 03/15/13                                  4,000           3,540
   Fresenius Medical Care Capital
      Trust IV
         7.875%, 06/15/11                                  1,820           1,656
   HCA
         6.750%, 07/15/13                                    555             355
   Healthsouth
         9.133%, 12/15/08 (A)                              1,045             867
   IASIS Healthcare LLC
         8.750%, 06/15/14                                    450             342
   MedCath Holdings
         9.875%, 07/15/12 (C)                              1,055           1,100
   NMH Holdings
         9.944%, 12/15/08 (A) (B)                            745             447
   Psychiatric Solutions
         7.750%, 07/15/15                                  2,625           1,903
   Res-Care
         7.750%, 10/15/13                                    625             563
   Select Medical
         7.625%, 02/01/15                                  1,855           1,094
   Spheris
         11.000%, 12/15/12                                 1,400             532
   Sun Healthcare
         9.125%, 04/15/15                                    375             311
   Surgical Care Affiliates
         8.875%, 07/15/15 (B)                              1,580             948
   Tenet Healthcare
         9.875%, 07/01/14                                  1,200             864
         9.250%, 02/01/15 (C)                              5,245           3,777
         6.375%, 12/01/11                                     75              57

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   United Surgical Partners International
      PIK
         9.250%, 05/01/17                          $       3,190   $       1,914
   United Surgical Partners International
         8.875%, 05/01/17 (C)                              2,985           1,955
   US Oncology
         10.750%, 08/15/14                                   950             713
         9.000%, 08/15/12                                    675             562
   Vanguard Health Holding I
         11.250%, 10/01/15 (D)                               600             462
   Vanguard Health Holding II
         9.000%, 10/01/14                                    550             440
                                                                   -------------
                                                                          44,172
                                                                   -------------
INDUSTRIALS -- 7.6%
   ACCO Brands
         7.625%, 08/15/15                                  5,360           2,787
   ACIH
         11.500%, 12/15/12 (B) (E)                         1,225              92
   Actuant
         6.875%, 06/15/17                                  3,400           2,669
   AGY Holding
         11.000%, 11/15/14 (B)                               800             480
   Ahern Rentals
         9.250%, 08/15/13 (C)                                725             203
   Aleris International
         10.000%, 12/15/16                                 1,675             176
   Aleris International PIK
         9.000%, 12/15/14                                    550              33
   Allied Waste North America
         7.250%, 03/15/15                                  1,045             922
         6.875%, 06/01/17                                    660             574
         6.500%, 11/15/10                                  4,400           4,158
         6.125%, 02/15/14 (C)                              1,550           1,345
   Allied Waste North America, Ser B
         7.375%, 04/15/14 (C)                                943             853
         7.125%, 05/15/16                                    460             405
   Allison Transmission
         11.250%, 11/01/15 (B) (C)                           875             350
   Altos Hornos de Mexico, Ser A
         11.375%, 04/30/02 (E)                               525              68
   Altos Hornos de Mexico, Ser B
         11.875%, 04/30/04 (E)                               975             127
   American Airlines, Ser 01-1
         7.379%, 05/23/16 (C)                                 95              41
   American Railcar Industries
         7.500%, 03/01/14                                    325             234
   Ames True Temper
         10.000%, 07/15/12 (C)                             1,135             488
         6.791%, 01/15/09 (A)                              1,220             634
   Associated Materials
         9.750%, 04/15/12 (C)                              1,070             915

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Baker & Taylor
         11.500%, 07/01/13 (B)                     $         925   $         463
   Baldor Electric
         8.625%, 02/15/17                                  2,070           1,522
   BE Aerospace
         8.500%, 07/01/18                                  1,950           1,609
   Belden
         7.000%, 03/15/17                                    175             130
   Buffalo Thunder Development
      Authority
         9.375%, 12/15/14 (B)                              2,050             656
   Casella Waste Systems
         9.750%, 02/01/13                                  1,385           1,205
   Chart Industries
         9.125%, 10/15/15                                    325             236
   Cornell
         10.750%, 07/01/12                                   680             605
   Corrections Corp of America
         7.500%, 05/01/11                                  1,300           1,235
         6.750%, 01/31/14                                    520             465
         6.250%, 03/15/13                                  1,883           1,657
   Delta Air Lines, Ser 2002-1, Cl C
         7.779%, 01/02/12 (C)                                655             550
   Delta Air Lines, Ser 2002-1
         8.300%, 12/15/29 (C)                                850              13
   DRS Technologies
         7.625%, 02/01/18                                  1,466           1,455
         6.875%, 11/01/13                                    125             124
         6.625%, 02/01/16                                    775             769
   ESCO
         6.694%, 12/15/08 (A) (B)                            125              81
   FTI Consulting
         7.750%, 10/01/16                                  1,005             864
   General Cable
         7.125%, 04/01/17 (C)                                240             151
   Graphic Packaging International
         9.500%, 08/15/13 (C)                              1,315             907
   Greenbrier
         8.375%, 05/15/15                                  1,190             881
   Gulfmark Offshore
         7.750%, 07/15/14                                  1,304             946
   Indalex Holding, Ser B
         11.500%, 02/01/14                                   401              44
   Interface
         9.500%, 02/01/14                                    275             220
   Interline Brands
         8.125%, 06/15/14                                  1,120             840
   Iron Mountain
         8.750%, 07/15/18 (C)                              1,060             901
         8.625%, 04/01/13                                    375             338
         8.000%, 06/15/20                                    975             751
         6.625%, 01/01/16                                  2,070           1,615

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   J.B. Poindexter
         8.750%, 03/15/14 (C)                      $         325   $         136
   Kansas City Southern de Mexico
         9.375%, 05/01/12                                  1,010             803
   L-3 Communications
         7.625%, 06/15/12                                  1,075             994
         5.875%, 01/15/15                                  2,587           2,095
   L-3 Communications, Ser B
         6.375%, 10/15/15                                  4,701           3,902
   Language Line
         11.125%, 06/15/12                                 1,875           1,762
   MAAX
         9.750%, 06/15/12 (E)                                300               2
   Millar Western Forest
         7.750%, 11/15/13                                    257             108
   Mobile Mini
         6.875%, 05/01/15                                  1,215             863
   Moog
         7.250%, 06/15/18 (B)                                420             324
   Mueller Water Products
         7.375%, 06/01/17                                  1,050             698
   Nebraska Book
         8.625%, 03/15/12                                    250             128
   Noble Group
         6.625%, 03/17/15 (B)                                475             285
   Nortek
         8.500%, 09/01/14                                    300              91
   Northwest Airlines (escrow security)
         8.875%, 06/01/06                                  1,500               2
         7.875%, 03/15/08                                    175              --
         7.625%, 11/15/23 (D)                              1,175               1
   Park-Ohio Industries
         8.375%, 11/15/14                                    775             318
   Ply Gem Industries
         11.750%, 06/15/13 (B)                             1,050             622
   Propex Fabrics
         10.000%, 12/01/12 (E)                               125              --
   Quality Distribution LLC
         9.000%, 11/15/10                                    800             232
   Rainbow National Services LLC
         8.750%, 09/01/12 (B)                              1,210           1,065
   RBS Global & Rexnord
         11.750%, 08/01/16 (C)                               450             261
         9.500%, 08/01/14                                    960             672
         8.875%, 09/01/16                                  2,740           1,699
   Saint Acquisition
         12.500%, 05/15/17 (B) (C)                            50               7
   Sequa
         11.750%, 12/01/15 (B)                             1,050             462
   SPX
         7.625%, 12/15/14 (B)                              1,330           1,084
   Terex
         8.000%, 11/15/17                                  9,600           6,864

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Thermadyne Holdings
         9.250%, 02/01/14                          $       1,040   $         821
   Titan International
         8.000%, 01/15/12                                  3,360           2,621
   TransDigm
         7.750%, 07/15/14                                  1,475           1,121
   United Air Lines
         9.125%, 01/15/12 (E)                                625              --
   United Air Lines, Ser A
         10.670%, 05/01/04 (E)                               325              --
   Vought Aircraft Industries
         8.000%, 07/15/11                                  1,070             738
         8.000%, 07/15/11                                  3,000           2,070
                                                                   -------------
                                                                          71,638
                                                                   -------------
INFORMATION TECHNOLOGY -- 4.0%
   Activant Solutions
         9.500%, 05/01/16                                  1,900           1,102
   Advanced Micro Devices
         7.750%, 11/01/12 (C)                              1,875           1,162
   Amkor Technology
         9.250%, 06/01/16                                  1,750           1,024
         7.125%, 03/15/11                                  2,000           1,450
   Celestica
         7.875%, 07/01/11                                    470             400
   Compagnie Generale de Geophysique
         7.750%, 05/15/17                                    715             439
         7.500%, 05/15/15                                  1,339             870
   Compucom Systems
         12.500%, 10/01/15 (B)                             1,025             741
   First Data
         9.875%, 09/24/15 (B)                              2,475           1,423
   Flextronics International
         6.500%, 05/15/13                                  1,500           1,170
         6.250%, 11/15/14                                  2,055           1,521
   Freescale Semiconductor PIK
         9.125%, 12/15/14                                  7,135           1,463
   Freescale Semiconductor
         8.875%, 12/15/14 (C)                              3,130           1,064
         6.694%, 12/15/08 (A)                                250              61
   Lender Processing Services
         8.125%, 07/01/16 (B)                                225             189
   MagnaChip Semiconductor
         6.875%, 12/15/11 (C)                                425              23
   NXP Funding LLC
         9.500%, 10/15/15 (C)                              3,520             634
         7.875%, 10/15/14                                  3,280             984
   Open Solutions
         9.750%, 02/01/15 (B)                              5,125           1,563
   Sanmina-SCI
         5.569%, 12/15/08 (A) (B) (C)                      1,250             837
         5.569%, 12/15/08 (A) (B)                          2,380           2,023

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Seitel
         9.750%, 02/15/14                          $       2,825   $       1,638
   Sensata Technologies
         8.000%, 05/01/14                                  4,205           1,892
   Smart Modular
         9.383%, 01/01/09 (A)                              4,960           4,737
   Sungard Data Systems
         10.625%, 05/15/15 (B)                                75              58
         10.250%, 08/15/15                                 8,934           5,182
         9.125%, 08/15/13                                    907             703
         3.750%, 01/15/09                                  4,000           3,960
                                                                   -------------
                                                                          38,313
                                                                   -------------
MATERIALS -- 8.3%
   Abitibi-Consolidated
         8.850%, 08/01/30                                    150              27
         8.550%, 08/01/10                                  2,850             513
         8.375%, 04/01/15                                    425              64
   Airgas
         7.125%, 10/01/18 (B)                                400             320
   AK Steel
         7.750%, 06/15/12                                  4,100           2,880
   Appleton Papers, Ser B
         9.750%, 06/15/14                                    975             527
   Arch Western Finance LLC
         6.750%, 07/01/13 (C)                              7,120           5,732
   Ball
         6.875%, 12/15/12 (C)                                825             773
   Basell
         8.375%, 08/15/15 (B)                              1,250             191
   Bowater
         9.500%, 10/15/12                                    475             105
         9.000%, 08/01/09                                    400             174
   Bowater Canada Finance
         7.950%, 11/15/11                                    300              66
   Bway
         10.000%, 10/15/10                                 2,015           1,733
   California Steel Industries
         6.125%, 03/15/14                                    275             168
   Cascades
         7.250%, 02/15/13                                    625             350
   Catalyst Paper
         7.375%, 03/01/14                                    338             152
   Catalyst Paper, Ser D
         8.625%, 06/15/11                                  1,545             873
   Crown Americas
         7.750%, 11/15/15                                  1,312           1,187
   Crown Cork & Seal
         8.000%, 04/15/23 (C)                              1,675           1,235
   Domtar
         9.500%, 08/01/16 (C)                                250             199
         7.125%, 08/15/15                                  2,050           1,394

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Evraz Group
         9.500%, 04/24/18 (B) (C)                  $       3,150   $       1,355
         8.875%, 04/24/13 (B)                              1,500             653
   FMG Finance
         10.625%, 09/01/16 (B)                             1,995           1,127
   Freeport-McMoRan Copper
         6.750%, 05/01/10                                      2              74
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17                                  7,690           5,460
         8.250%, 04/01/15                                  2,105           1,526
         7.084%, 04/01/09 (A)                              1,200             720
   Georgia Gulf
         9.500%, 10/15/14 (C)                                325             107
         7.125%, 12/15/13                                    125              42
   Georgia-Pacific
         8.125%, 05/15/11                                  1,200           1,026
         8.000%, 01/15/24                                  1,750           1,129
         7.700%, 06/15/15                                  1,575           1,197
         7.125%, 01/15/17 (B) (C)                          2,595           1,907
         7.000%, 01/15/15 (B) (C)                          3,380           2,569
   Georgia-Pacific LLC
         9.500%, 12/01/11                                    135             118
   Graham Packaging
         9.875%, 10/15/14                                  4,855           3,059
   Huntsman International LLC
         7.875%, 11/15/14                                  1,355             894
   Huntsman LLC
         11.625%, 10/15/10                                   255             242
         11.500%, 07/15/12                                 1,440           1,296
   INEOS Group Holdings PLC
         8.500%, 02/15/16 (B)                              3,370             598
   Innophos
         8.875%, 08/15/14                                  1,535           1,305
   Innophos Holdings
         9.500%, 04/15/12 (B)                                700             518
   Intertape Polymer
         8.500%, 08/01/14                                    935             711
   Jefferson Smurfit
         8.250%, 10/01/12 (C)                                175              49
   MacDermid
         9.500%, 04/15/17 (B)                              2,200           1,188
   Methanex
         6.000%, 08/15/15                                    175             162
   Millennium America
         7.625%, 11/15/26                                    200              32
   Momentive Performance Materials
         11.500%, 12/01/16 (C)                               730             193
         9.750%, 12/01/14                                  1,205             467
   Mosaic
         7.625%, 12/01/16 (B) (C)                          2,825           2,429
   Mosaic Global Holdings
         7.300%, 01/15/28                                    325             224

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Nalco
         8.875%, 11/15/13                          $       1,225   $         980
         7.750%, 11/15/11                                  1,815           1,611
   Neenah
         9.500%, 01/01/17                                    575             333
   Newark Group
         9.750%, 03/15/14                                    800              72
   NewPage
         10.000%, 05/01/12 (C)                             1,615             872
   Noranda Aluminium Acquisition
         6.595%, 05/15/09 (A)                              3,515           1,142
   Noranda Aluminium Holding
         8.345%, 05/15/09 (A)                                900             108
   Novelis
         7.250%, 02/15/15                                  1,000             580
   Owens Brockway Glass Container
         6.750%, 12/01/14                                  1,245           1,083
   P.H. Glatfelter
         7.125%, 05/01/16                                  1,550           1,348
   Packaging Dynamics Finance
         10.000%, 05/01/16 (B)                             2,565           1,180
   PolyOne
         8.875%, 05/01/12 (C)                              1,415             865
         8.875%, 05/01/12 (B)                              1,930           1,180
   Reichhold Industries
         9.000%, 08/15/14 (B)                              2,206           1,500
   Rock-Tenn
         9.250%, 03/15/16 (B)                                665             572
         5.625%, 03/15/13                                  2,200           1,782
   Rockwood Specialties Group
         7.500%, 11/15/14                                  1,855           1,521
   Ryerson
         12.000%, 11/01/15 (B)                             1,000             625
         10.176%, 02/01/09 (A) (B)                           150              99
   Sappi Papier Holding
         6.750%, 06/15/12 (B)                              1,100             809
   Solo Cup
         8.500%, 02/15/14                                    785             487
   Steel Dynamics
         7.750%, 04/15/16 (B)                              2,420           1,476
         7.375%, 11/01/12                                  2,310           1,709
   Stone Container
         8.375%, 07/01/12                                  3,000             840
         8.000%, 03/15/17 (C)                              1,150             305
   Terra Capital, Ser B
         7.000%, 02/01/17                                  1,575           1,138
   Tube City IMS
         9.750%, 02/01/15                                    750             375
   U.S. Steel
         6.650%, 06/01/37                                    150              88
   Vedanta Resources
         9.500%, 07/18/18 (B)                              2,470           1,210

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Verso Paper Holdings LLC, Ser B
         11.375%, 08/01/16                         $         325   $         120
   Vitro
         11.750%, 11/01/13                                 1,005             281
         9.125%, 02/01/17 (C)                              3,915           1,038
                                                                   -------------
                                                                          78,369
                                                                   -------------

TELECOMMUNICATION SERVICES -- 12.1%
   American Tower
         7.500%, 05/01/12                                    100              93
         7.125%, 10/15/12                                    790             741
   Centennial Communications
         10.125%, 06/15/13                                   100              99
         9.633%, 01/01/09 (A)                                405             379
         8.125%, 02/01/14                                    400             396
   Charter Communications Operating LLC
         8.375%, 04/30/14 (B) (C)                            325             221
   Cincinnati Bell
         7.250%, 07/15/13                                  2,575           2,111
         7.000%, 02/15/15                                    605             431
   Citizens Communications
         9.250%, 05/15/11                                    450             386
         7.125%, 03/15/19 (C)                              1,480             855
         6.625%, 03/15/15                                  1,175             764
   COX Enterprises
         7.375%, 06/15/09 (B)                              3,425           3,327
   Cricket Communications
         10.000%, 07/15/15 (B)                               570             465
         9.375%, 11/01/14                                  1,600           1,270
   Cricket Communications I
         9.375%, 11/01/14 (C)                              5,985           4,751
   CSC Holdings
         8.500%, 06/15/15 (B) (C)                            475             384
         6.750%, 04/15/12                                    245             205
   Digicel Group
         9.250%, 09/01/12 (B)                              2,260           1,672
         9.125%, 01/15/15 (B) (C)                            519             254
         8.875%, 01/15/15 (B) (C)                          4,400           2,266
   DirecTV Holdings LLC
         7.625%, 05/15/16 (C)                                175             149
         7.625%, 05/15/16 (B)                              2,685           2,289
   Echostar DBS
         7.750%, 05/31/15                                  5,280           3,881
         6.375%, 10/01/11 (C)                              1,235           1,050
   Fairpoint Communications
         13.125%, 04/01/18 (B)                             2,155           1,099
   GCI
         7.250%, 02/15/14                                  1,450           1,164
   Hawaiian Telcom Communications,
      Ser B
         9.750%, 05/01/13 (C) (E)                            500              20

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Inmarsat Finance
         10.375%, 11/15/12                         $       1,635   $       1,435
   Intelsat
         9.250%, 06/15/16 (B)                                150             125
         7.625%, 04/15/12                                    125              73
         6.500%, 11/01/13                                  1,825             876
   Intelsat Bermuda
         11.250%, 06/15/16                                 5,655           4,552
   Intelsat Jackson Holdings
         9.500%, 06/15/16 (B)                                740             625
   Intelsat Subsidiary Holding
         8.875%, 01/15/15 (B) (C)                          3,750           3,131
         8.500%, 01/15/13 (B)                              2,450           2,095
   iPCS
         5.317%, 02/01/09 (A)                              1,180             826
   iPCS PIK
         6.051%, 02/01/09 (A)                              2,890           1,734
   Lamar Media
         6.625%, 08/15/15                                    475             344
   LBI Media
         8.500%, 08/01/17 (B)                                170              59
   Level 3 Financing
         9.250%, 11/01/14                                    500             263
         8.750%, 02/15/17                                  1,125             543
         6.845%, 02/17/09 (A)                                100              44
   Liberty Media LLC
         7.875%, 07/15/09                                  3,600           3,528
   Lucent Technologies
         6.450%, 03/15/29                                    235              94
   MetroPCS Wireless
         9.250%, 11/01/14                                  6,835           5,605
   Nextel Communications
         6.875%, 10/31/13 (C)                                600             252
   Nielsen Finance LLC
         12.500%, 08/01/16 (D)                               825             305
         10.000%, 08/01/14                                   625             450
   Nordic Telephone Holdings
         8.875%, 05/01/16 (B)                              4,300           3,117
   Nortel Networks
         10.750%, 07/15/16 (B)                             1,995             579
         10.750%, 07/15/16                                   525             152
         10.125%, 07/15/13                                   350             108
         9.002%, 01/15/09 (A)                                550             179
   Orascom Telecom Finance
         7.875%, 02/08/14 (B) (C)                          2,000           1,100
   PAETEC Holding
         9.500%, 07/15/15                                  2,936           1,637
         9.500%, 07/15/15 (C)                                570             318
   Primus Telecommunications
         8.000%, 01/15/14 (C)                              1,575              79
   Quebecor Media
         7.750%, 03/15/16                                  5,650           3,786

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                                       160

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Qwest
         8.875%, 03/15/12                          $       1,175   $         969
         7.500%, 10/01/14                                    855             658
         7.250%, 09/15/25                                    375             240
         7.250%, 10/15/35                                  1,200             726
         6.875%, 09/15/33                                    275             164
   Qwest Capital Funding
         7.900%, 08/15/10 (C)                                750             628
         7.250%, 02/15/11                                  1,345           1,036
         7.000%, 08/03/09 (C)                              1,500           1,440
   Qwest Communications International
         7.250%, 02/15/11                                  2,265           1,789
         5.649%, 02/15/09 (A)                              3,036           3,006
   Qwest Communications International,
      Ser B
         7.500%, 02/15/14                                  1,125             731
   Rogers Communications
         8.000%, 12/15/12                                  1,200           1,104
         6.375%, 03/01/14                                    175             157
   Sprint Capital
         8.750%, 03/15/32                                  1,950           1,014
         8.375%, 03/15/12                                    975             663
         6.900%, 05/01/19                                  4,195           2,391
         6.875%, 11/15/28                                    325             159
   Sprint Capital, Ser 2001-
         7.625%, 01/30/11                                    600             432
   Sprint Nextel
         6.000%, 12/01/16                                  3,165           1,756
   Telcordia Technologies
         10.000%, 03/15/13 (B) (C)                         1,300             715
   Telesat Canada
         11.000%, 11/01/15 (B)                               465             307
   Time Warner Telecom Holdings
         9.250%, 02/15/14                                    575             454
   Videotron
         9.125%, 04/15/18 (B)                              1,245           1,096
   Videotron Ltee
         6.375%, 12/15/15                                    680             524
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (B)                              1,240             546
   Virgin Media Finance
         9.125%, 08/15/16                                    500             352
         8.750%, 04/15/14                                  3,075           2,222
   Visant Holding
         10.250%, 12/01/13                                 6,650           4,871
         8.750%, 12/01/13                                  1,615           1,163
   West
         11.000%, 10/15/16 (C)                             1,325             570
         9.500%, 10/15/14 (C)                              3,995           2,117
   Wind Acquisition Finance
         10.750%, 12/01/15 (B)                             4,125           3,382

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Windstream
         8.625%, 08/01/16                          $       1,350   $       1,053
         8.625%, 08/01/16                                  4,875           3,827
         8.125%, 08/01/13                                  2,215           1,827
         7.000%, 03/15/19                                  1,800           1,246
   Windstream Regatta Holdings
         11.000%, 12/01/17 (B)                             1,075             505
                                                                   -------------
                                                                         114,576
                                                                   -------------

UTILITIES -- 4.1%
   AES
         8.875%, 02/15/11                                  1,600           1,384
         8.750%, 05/15/13 (B)                                489             430
         8.000%, 06/01/20 (B)                              2,335           1,495
         8.000%, 10/15/17                                  3,740           2,599
         7.750%, 03/01/14                                     25              18
   Aquila
         14.875%, 07/01/12                                   450             439
   Calpine Generating LLC
         14.320%, 10/01/07 (A) (E)                         1,500             112
   CMS Energy
         8.500%, 04/15/11                                    675             643
   Edison Mission Energy
         7.625%, 05/15/27                                    585             398
         7.500%, 06/15/13                                  2,525           2,058
         7.200%, 05/15/19                                    550             401
         7.000%, 05/15/17 (C)                              3,685           2,764
   Elwood Energy LLC
         8.159%, 07/05/26                                    642             470
   Energy Future Holdings
         10.875%, 11/01/17 (B)                             3,350           2,161
   Ipalco Enterprises
         7.250%, 04/01/16 (B)                                275             209
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                  2,258           1,581
         8.300%, 05/01/11                                    440             407
   Mirant North America LLC
         7.375%, 12/31/13                                  3,535           3,058
   NRG Energy
         7.375%, 02/01/16                                  2,800           2,275
         7.375%, 01/15/17                                  4,380           3,537
         7.250%, 02/01/14                                  3,335           2,718
   Orion Power Holdings
         12.000%, 05/01/10                                   790             766
   PNM Resources
         9.250%, 05/15/15                                    375             295
   Public Service of New Mexico
         7.950%, 05/15/18                                  3,100           2,697
   Reliant Energy
         7.625%, 06/15/14                                    475             363
         6.750%, 12/15/14                                    400             322
   Sierra Pacific Resources
         7.803%, 06/15/12                                    975             917

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                                       161

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Tenaska Alabama Partners
         7.000%, 06/30/21 (B)                      $         289   $         221
   Texas Competitive Electric Holdings
         10.250%, 11/01/15 (B)                             1,405             899
         10.250%, 11/01/15 (B)                             5,025           3,216
   Texas Competitive Electric Holdings
         10.250%, 11/01/15 (B) (C)                           550             352
                                                                   -------------
                                                                          39,205
                                                                   -------------

Total Corporate Obligations
   (Cost $1,184,112) ($ Thousands)                                       766,289
                                                                   -------------

LOAN PARTICIPATIONS -- 9.8%
   Advanstar Communicaitons, 2nd Lien
         8.762%, 11/30/14                                  1,250             281
   Aeroflex, Ser B-1
         5.438%, 08/16/14                                    734             491
   Affinion Holding
         9.367%, 03/01/12 (A)                              1,875             750
         5.323%, 10/17/12                                  2,500           1,787
   Affinion Holding PIK
         9.367%, 03/01/12 (A)                              3,200           1,280
   Alliant Insurance Services, Ser B
         6.762%, 08/21/14                                  1,241             788
   Allison Transmission
         5.332%, 08/07/14                                  2,459           1,459
   Alltel Holdings
         4.997%, 08/07/14                                  1,188           1,134
   Alltell Holdings
         5.316%, 05/16/15                                     73              69
   Asurion
         9.853%, 07/02/15 (A)                              1,200             708
   Asurion, 2nd Lien
         11.013%, 07/07/15 (A)                               722             426
         9.853%, 07/07/15                                  1,000             590
         8.268%, 07/07/15 (A)                                528             312
   Asurion, Ser B
         6.477%, 07/07/14 (A)                                650             447
         5.442%, 07/07/14                                  1,000             687
         5.306%, 07/07/14 (A)                              1,200             824
   BOC Edwards
         8.560%, 05/31/14                                    200              90
         4.810%, 05/31/14                                    820             398
   Boise Paper
         11.000%, 02/22/15                                   900             501
   Boston Generating, 1st Lien
         10.762%, 12/21/16                                   150              42
   Boston Generating, 2nd Lien
         8.012%, 06/21/14                                    650             258
   CCFC (Calpine)
         9.762%, 08/26/09                                  2,185           2,065
   Cebridge
         8.974%, 05/05/14                                    257             132

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Cebridge, 2nd Lien
         8.899%, 05/05/14                          $       1,952   $       1,006
   Central Parking
         5.317%, 05/22/14 (A)                                834             584
         4.946%, 05/22/14 (A)                              1,917           1,342
   Central Parking Line of Credit
      (Synthetic)
         4.946%, 05/22/14 (A)                                768             537
   Century Cable Bank, Ser B
         10.250%, 06/30/09                                     3              --
   Cooper Standard
         6.312%, 02/28/10                                  2,674           1,738
   DAE Aviation Holdings, Ser B
         6.650%, 09/27/14 (A)                                274             156
         6.519%, 09/27/14                                    277             158
   Delta, 2nd Lien
         6.750%, 04/30/14                                    222             112
   DirecTV Holdings LLC
         5.601%, 04/13/13                                  2,691           2,387
   Dresser Rand, 1st Lien
         5.070%, 05/04/14                                    485             329
   Dresser Rand, 2nd Lien
         8.557%, 05/04/15                                  3,365           2,042
   Dresser, 2nd Lien
         8.557%, 05/04/15                                    200             121
   Entegra PIK
         9.762%, 04/04/15                                    261              99
   Entegra PIK, 3rd Lien
         9.762%, 04/19/15                                  1,685             635
   First Data , Ser B-1
         5.902%, 09/24/14                                    525             356
   First Data, Ser B-1
         5.946%, 09/24/14                                  1,656           1,122
         5.902%, 09/24/14                                    771             523
         5.552%, 09/24/14                                    299             203
         5.551%, 09/24/14                                    115              78
   First Data, Ser B-3
         5.926%, 09/24/14                                    271             183
   Ford
         7.590%, 12/12/13                                  1,001             408
   Ford Motor
         0.000%, 12/16/13 (A)                              1,375             560
   Ford, 1st Lien
         7.590%, 12/12/13                                    395             161
   General Motors
         0.000%, 12/15/13 (A)                                900             352
   Georgia Pacific
         5.446%, 12/20/10                                  2,200           1,695
         5.366%, 02/14/13                                    332             255
   Georgia Pacific, Ser B
         4.652%, 02/14/13                                    397             309
   Greektown Casino
         0.000%, 12/03/12                                    475             252

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Green Valley Ranch Gaming, 2nd
      Lien
         5.018%, 08/06/14                          $       2,000   $         780
   Harrah's Operating
         0.000%, 01/28/15                                  2,000           1,171
   Hexion Specialty Chemicals, Ser C1
         6.188%, 05/05/13 (A)                              1,652             881
   Hexion Specialty Chemicals, Ser C2
         6.063%, 05/05/13 (A)                                244             130
   HUB International Holdings, Ser B
         0.000%, 06/13/14 (A)                              2,725           1,655
   HUB International Holdings, Delayed
      Draw
         0.000%, 06/13/14 (A)                                612             372
   Iasis Healthcare
         9.758%, 06/15/14                                  2,276           1,138
   Infor Global Solutions
         9.051%, 03/02/14 (A)                              1,412             256
         9.051%, 07/28/12 (A)                              1,328             707
   Infor Global Solutions, Delayed Draw
         9.051%, 07/28/12 (A)                                  4               2
   Intel
         0.000%, 06/15/16                                  1,500           1,080
   Intelsat Bermuda
         6.834%, 02/01/14 (A)                              2,400           1,752
   JG Wentworth, 1st Lien
         6.012%, 04/04/14                                    975             312
   KAR Holding
         6.020%, 10/18/13                                  1,175             702
   Language Line, Ser B
         7.020%, 05/14/11 (A)                                474             394
   LYO, Ser B
         8.044%, 12/20/14                                  2,334             973
   Lyondell Bank, Ser B
         8.043%, 12/20/14                                  2,166             903
   Lyondell Chemical
         8.044%, 12/20/14                                  1,438             599
   Lyondell Chemical, Ser B
         5.951%, 12/20/14 (A)                              1,597             665
         5.591%, 12/20/14 (A)                              1,100             458
   Marvell Technology Group, Ser B
         6.204%, 11/08/09 (A)                              2,963           2,904
         2.201%, 11/08/09 (A)                              1,360           1,333
   McKechnie Aerospace
         8.220%, 05/11/15                                    700             315
         5.220%, 05/11/14                                    242             174
   McKechnie Aerospace, 1st Lien
         5.220%, 05/11/14                                    375             270
   Metroflag, 2nd Lien
         12.429%, 01/06/09                                   325              16
   Murray Bank, 2nd Lien
         11.310%, 01/31/11                                 1,891           1,589

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   New World Gaming
         9.552%, 05/18/15                          $       1,300   $         715
   News Day
         9.750%, 07/29/13                                    975             809
   Nielsen Finance LLC
         4.803%, 08/09/13                                    298             199
         4.229%, 08/09/13                                     27              18
         0.000%, 08/09/13                                    275             183
   NRG Energy, Ser B
         5.262%, 06/02/13 (A)                              2,700           2,258
   Orbitz Worldwide
         6.572%, 07/01/14 (A)                              1,090             465
         6.106%, 07/01/14 (A)                                330             141
         5.941%, 07/01/14                                  2,272             969
         5.892%, 07/01/14 (A)                                374             160
         5.794%, 07/01/14 (A)                                750             320
         5.716%, 07/01/14 (A)                                400             171
         5.696%, 07/01/14 (A)                                365             156
   Penhall
         10.132%, 03/28/12                                   715             286
   Pinnacle Foods
         6.763%, 04/02/14                                    789             540
   Proquest, 2nd Lien
         8.937%, 02/09/15                                  1,200             960
   Rent Center, Ser B
         4.809%, 06/30/12                                  1,500           1,125
   Resolute Aneth LLC, 2nd Lien
         8.008%, 06/27/13                                  1,500           1,125
   Rexnord
         9.676%, 02/20/13                                  2,260           1,740
   Reynolds & Reynolds
         5.171%, 10/24/12 (A)                              4,000           2,350
   Reynolds & Reynolds, 3rd Lien
         10.671%, 04/24/14 (A)                               800             360
         10.671%, 04/01/14 (A)                             4,000           1,800
   RH Donnelley, Ser D
         6.407%, 06/30/11 (A)                              1,600             980
   Royalty Pharma
         2.804%, 05/15/15                                  1,250             875
   Sevan Marine
         9.250%, 12/20/11                                    500             245
   Shexion, Ser C1
         6.188%, 05/05/13                                  1,835             979
   Shexion, Ser C2
         6.063%, 05/05/13                                    400             213
   Simmons Bedding
         0.000%, 12/19/11                                  1,155             716
   Simmons Holdco
         8.345%, 02/15/12                                  2,295              69
   Simmons Holdco, Unsecured
         8.345%, 02/15/12                                    400              12
   Sorenson Communications, 2nd Lien
         10.180%, 02/16/14 (A)                             4,450           3,605

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                                       163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Talecris Biotherapeutics
         9.310%, 12/06/14 (A)                      $       1,185   $       1,025
   TD Ameritrade Holding, Ser A
         3.470%, 12/31/11                                  2,000           1,607
   TD Ameritrade Holding, Ser B
         4.500%, 12/31/12 (A)                              1,400           1,182
   Texas Competitive Electric Holdings
         6.490%, 10/27/14                                    775             525
         6.490%, 10/10/14                                    300             204
         6.489%, 10/27/14                                    297             201
         6.457%, 10/10/14                                  1,371             933
         6.301%, 10/27/14                                     75              51
         0.000%, 10/10/14                                    325             221
         0.000%, 10/27/14                                    948             642
   Texas Competitive Electric Holdings,
      Ser B1
         0.000%, 10/10/14                                    200             136
   Texas Competitive Electric Holdings,
      Ser B-2
         6.659%, 10/10/14 (A)                              1,360             927
   Texas Competitive Electric Holdings,
      Ser B3
         6.301%, 10/10/14                                    825             559
         0.000%, 10/27/14                                    775             525
         0.000%, 10/10/14                                    275             186
   Town Sports International
         4.313%, 02/27/14                                    272             122
   Tribune
         6.500%, 06/04/14                                    945             265
   Univision Communications
         5.494%, 03/15/14                                     14               6
         0.000%, 03/15/14                                     60              33
   Univision Communications, Ser B
         7.210%, 09/29/14 (A)                                 73              32
         5.494%, 09/15/14 (A)                                106              47
         5.491%, 09/15/14                                    145              64
         5.375%, 09/29/14 (A)                                 12               5
   Univision Communications, Delayed
      Draw
         4.451%, 09/29/14 (A)                                 47              26
         4.451%, 09/15/14 (A)                                 89              49
   Venoco
         6.812%, 05/07/14                                    400             277
   Verint Systems
         5.736%, 05/09/14                                  1,877           1,032
   Wind Acquisition Holdings
         11.752%, 12/21/11                                 1,207             820
         11.752%, 12/12/11                                 2,773           1,886
                                                                   -------------
Total Loan Participations
   (Cost $140,042) ($ Thousands)                                          92,885
                                                                   -------------

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COLLATERALIZED DEBT OBLIGATION -- 5.2%
   ACAS Business Loan Trust, Ser 2007-2A, Cl A
         2.549%, 02/17/09 (A) (B)                  $       6,938   $       4,052
   Ares IIIR CLO, Ser 2007-3RA,
      Cl SUB
         0.000%, 04/16/21 (B)                              5,000           1,250
   Ares VR CLO, Ser 2006-5RA, Cl SUB
         0.000%, 02/24/18 (B)                              3,500             700
   Ares XI CLO, Ser 2007-11A, Cl SUB
         0.000%, 10/11/21 (B)                                  3             728
   Babson CLO, Ser 2003-I, Cl SUB
         0.000%, 11/15/16 (B)                                 18             216
   Babson CLO, Ser 2003-I, Cl D
         6.452%, 01/15/09 (A) (B)                          1,050             207
   Babson CLO, Ser 2007-2A, Cl INC
         0.000%, 01/15/09 (A) (B)                          2,700             384
   Ballyrock CDO, Ser 2005-3A, Cl B
         3.915%, 01/26/09 (A) (B)                          1,375             688
   Battalion CLO, Ser 2007-1, Cl 1A
         0.000%, 07/14/22 (B)                                 18             525
   Battalion CLO, Ser 2007-1A, Cl E
         9.069%, 01/14/09 (A) (B)                          2,550             765
   Capitalsource Advisors CLO,
      Ser 2006-1A, Cl SUB
         0.000%, 08/27/20 (B)                              2,900             522
   Carlyle High Yield Partners CLO,
      Ser 2006-8A, Cl N
         0.000%, 05/21/21                                  3,000             480
   CIFC Funding, Ser 2007-IV
         0.000%, 12/19/07                                  3,900           1,408
   CIFC Funding, Ser 2006-1BA, Cl A3L
         4.034%, 12/22/08 (A) (B)                          3,525             732
   CIFC Funding, Ser 2006-1BA, Cl A2L
         3.624%, 12/22/08 (A) (B)                          6,000           1,236
   CIFC Funding, Ser 2006-I
         0.000%, 10/20/20 (A) (B)                          2,000             340
   CIFC Funding, Ser 2006-II
         0.000%, 03/01/21 (A) (B)                          3,000             510
   CIFC Funding, Ser 2007-1A, Cl A1LB
         2.728%, 02/10/09 (A) (B)                          3,250             682
   CIFC Funding, Ser 2007-2A, Cl SUB
         0.000%, 04/15/21 (B)                              2,500             400
   CIFC Funding, Ser 2007-3A, Cl B
         4.785%, 01/26/09 (A) (B)                          2,700             555
   CIT CLO, Ser 2007-1A, Cl E
         8.200%, 12/22/08 (A)                              2,200             228
   CIT CLO, Ser 2007-1A, Cl D
         5.200%, 12/22/08 (A) (B)                          3,000             250
   Commercial Industrial Finance,
      Ser 2006-2A, Cl A1L
         2.463%, 03/02/09 (A) (B)                          8,500           5,162

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Connecticut Valley Structured Credit
      CDO, Ser 2006-3A
         0.000%, 03/23/23 (B)                      $       1,200   $          72
   Copper River CLO, Ser 2006-1A,
      Cl INC
         0.000%, 01/20/09 (A) (B)                          3,000             603
   De Meer Middle Market CLO,
      Ser 2006-1A, Cl B
         4.902%, 01/20/09 (A) (B)                          1,200             419
   De Meer Middle Market CLO,
      Ser 2006-1A, Cl INC
         0.000%, 10/20/18 (B)                              3,167             611
   Denali Capital CLO VII, Ser 2007-1A,
      Cl INC
         0.000%, 01/22/22 (B)                              4,500             900
   Duane Street CLO, Ser 2007-5A,
      Cl SN
         0.000%, 10/14/21 (B)                              3,500             805
   Gale Force CLO, Ser 2005-1A
         2.630%, 11/15/17 (B)                              6,600           1,452
   Gale Force CLO, Ser 2007-4A, Cl E
         8.618%, 02/20/09 (A)                              4,200             841
   Gale Force CLO, Ser 2007-4A, Cl INC
         0.000%, 02/20/09 (A)                                 60           1,502
   Gleneagles CLO, Ser AI
         0.000%, 02/01/09 (A)                                  6           2,400
   GoldenTree Loan Opportunities III,
      Ser 2007-3A, Cl SUB
         0.000%, 05/01/22 (B)                              3,100             620
   Greenbriar CLO, Ser 2007-1A, Cl D
         5.942%, 02/02/09 (A) (B)                          4,600             920
   GSC Partners CDO Fund, Ser 2004-
      5A, Cl A2
         2.868%, 02/20/09 (A) (B)                          3,300           1,572
   Hamlet, Ser 2005-2A, Cl A2B
         2.620%, 02/11/09 (A) (B)                          2,800           1,274
   Harch CLO, Ser 2005-2A, Cl C
         4.859%, 01/22/09 (A) (B)                          1,650             478
   Harch CLO, Ser 2007-1A, Cl C
         4.258%, 01/29/09 (A) (B)                          2,750             688
   ING Investment Management I CLO
         0.000%, 12/01/17 (A) (B)                              2             300
   ING Investment Management II CLO
         0.000%, 08/01/20 (A) (B)                              5             720
   Lafayette Square CDO, Ser 2005-1A,
      Cl A2
         2.549%, 02/17/09 (A) (B)                          3,575           1,976
   Lightpoint CLO, Ser 2006-4A, Cl INC
         0.000%, 04/15/18 (B)                              2,000              50
   Marathon CLO, Ser 2005-2A, Cl B
         4.004%, 12/22/08 (A) (B)                          1,300             501
   Marathon CLO, Ser 2005-2A, Cl INC
         0.000%, 12/20/19 (B)                              1,500             210

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Marlborough Street CLO, Ser 2007-1A,
      Cl INC
         0.000%, 04/18/19 (B)                      $       2,300   $         489
   Marlborough Street CLO, Ser 2007-1A,
      Cl A2B
         4.853%, 01/20/09 (A) (B)                          5,250           2,422
   NOB Hill CLO, Ser 2007-1A, Cl C
         4.154%, 12/22/08 (A) (B)                          2,750             550
   Peritus I CDO
         0.000%, 12/19/07 (F)                              3,000              60
   Peritus I CDO, Ser 2005-1A, Cl C
         9.000%, 05/24/15 (B) (F)                         10,389           1,039
   Rockwall Investors CDO
         0.000%, 08/01/21 (A) (B)                          3,000             300
   Sands Point Funding, Ser 2006-1A,
      Cl C
         5.303%, 01/20/09 (A) (B)                          2,580             903
   Stanfield Daytona CLO
         0.000%, 04/27/21                                     36             702
   Stanfield Veyron CLO, Ser 2006-1A,
      Cl SUB
         0.000%, 07/15/18                                  2,000             250
   Tralee CDO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/22 (B)                              2,500             450
   Whitehorse CLO II
         0.000%, 03/15/13 (A) (B)                             35             647
                                                                   -------------
Total Collateralized Debt Obligation
   (Cost $123,294) ($ Thousands)                                          48,746
                                                                   -------------

CONVERTIBLE BONDS -- 0.2%
   Adelphia Recovery Trust, Ser ACE-1
      (escrow security)
         0.000%, 02/15/09                                    466              --
   American Tower
         7.000%, 10/15/17 (B)                                225             194
   Flextronics CV to 64.4122
         1.000%, 08/01/10                                  1,015             797
   Ford Motor CV to 108.6957
         4.250%, 12/15/36                                    375             115
   Freeport-McMoRan Copper & Gold
      CV to 1.3605
         0.000%, 05/01/10                                      5             223
   Mentor
         2.750%, 01/01/24                                    220             215
   Mirant CV to 131.9888
         0.000%, 07/15/07                                    750               1
   Mirant CV to 14.7167
         0.000%, 06/15/21 (C)                              1,950               4
                                                                   -------------
Total Convertible Bonds
   (Cost $2,250) ($ Thousands)                                             1,549
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)
November 30, 2008

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 0.1%
   Armstrong World Industries (C)                          6,237   $         106
   Core-Mark Holding* (C)                                 12,992             261
   Dana Holdings *                                        58,081              55
   Federal Mogul, Cl A*                                   35,318             187
   Huntsman                                                8,803              63
   Mirant*                                                 2,931              51
   Owens Corning* (C)                                     11,144             178
   Solutia*                                               30,438             207
                                                                   -------------
Total Common Stock
   (Cost $3,301) ($ Thousands)                                             1,108
                                                                   -------------

GLOBAL BOND -- 0.0%
   Steel Capital for OAO Severstal
         9.750%, 07/29/13 (B)                      $         380             163
                                                                   -------------
Total Global Bond
   (Cost $380) ($ Thousands)                                                 163
                                                                   -------------

PREFERRED STOCK -- 0.0%
   Dana, Ser B*                                          575,400             362
                                                                   -------------
Total Preferred Stock
   (Cost $574) ($ Thousands)                                                 362
                                                                   -------------

AFFILIATED PARTNERSHIP -- 12.0%
   SEI Liquidity Fund, L.P.,
      1.630%**+ (G)                                  115,990,406         113,398
                                                                   -------------
Total Affiliated Partnership
   (Cost $115,991) ($ Thousands)                                         113,398
                                                                   -------------

CASH EQUIVALENT -- 3.5%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.620%**+                                 33,217,989          33,218
                                                                   -------------
Total Cash Equivalent
   (Cost $33,218) ($ Thousands)                                           33,218
                                                                   -------------
Total Investments -- 111.7%
   (Cost $1,603,162)($ Thousands)                                  $   1,057,718
                                                                   =============

Percentages are based on a Net Assets of $947,052 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

+++  Real Estate Investment Trust

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effects as of November 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $107,649 ($ Thousands).

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2008. The coupon on a step bond changes on a specified date.

(E)  Security in default on interest payments.

(F) Securities considered illiquid. The total value of such securities as of November 30, 2008 was $1,099 ($ Thousands) and represented 0.12% of Net Assets.

(G) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $113,398 ($ Thousands).

CDO  -- Collateralized Debt Obligation

Cl   -- Class

CLO  -- Collateralized Loan Obligation

CV   -- Convertible Security

LLC  -- Limited Liability Company

L.P. -- Limited Partnership

MTN  -- Medium Term Note

PIK  -- Payment-in-Kind

PLC  -- Public Limited Company

Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Long Duration Fund

November 30, 2008

SECTOR WEIGHTINGS++:

                                   (BAR CHART)

Asset-Backed Securities              26.7%
Mortgage-Backed Securities           26.2%
U.S. Government Agency Obligations   16.1%
Financials                           12.0%
U.S. Treasury Obligations             5.2%
Cash Equivalent                       3.8%
Utilities                             3.5%
Commercial Paper                      3.2%
Industrials                           2.1%
Telecommunication Services            0.8%
Health Care                           0.4%

++   Percentages based on total investments.

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
ASSET-BACKED SECURITIES -- 21.8%
MORTGAGE RELATED SECURITIES -- 21.8%
   ACE Securities, Ser WF1, Cl A2C
         1.735%, 12/26/08 (A)                      $       2,059   $       1,330
   Asset-Backed Securities Home
      Equity, Ser 2003-HE4, Cl M2
         3.423%, 12/15/08 (A)                                455             329
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1
         2.431%, 12/29/08 (A) (B)                          1,316             922
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1
         1.931%, 12/29/08 (A) (B)                          2,100           1,764
   Bayview Financial Revolving
      Mortgage Loan Trust, Ser 2005-E,
      Cl A1
         1.931%, 12/29/08 (A) (B)                          2,400           1,920
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE5, Cl 1A2
         1.575%, 12/26/08 (A)                              2,300           1,380
   BNC Mortgage Loan Trust,
      Ser 2007-2, Cl A2
         1.495%, 12/26/08 (A)                                498             407
   Continental Airlines, Ser 2002-1,
      Cl G1
         2.599%, 02/17/09 (A)                                 62              49
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC1, Cl M1
         2.315%, 12/26/08 (A)                                180              93
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3
         1.545%, 12/26/08 (A)                              2,750           1,773
   Credit-Based Asset Servicing,
      Ser 2006-CB9, Cl A2
         1.505%, 12/26/08 (A)                              1,076             718
   Credit-Based Asset Servicing,
      Ser 2007-CB4, Cl M1
         1.715%, 12/26/08 (A)                              1,192             155

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Franklin Mortgage Loan Asset-
      Backed Certificates,
      Ser 2005-FF2, Cl A2C
         1.705%, 12/26/08 (A)                      $         513   $         498
   First Franklin Mortgage Loan Asset-
      Backed Certificates,
      Ser 2007-FF1, Cl A2D
         1.615%, 12/26/08 (A)                              2,750             512
   First Franklin Mortgage Loan Asset-
      Backed Certificates,
      Ser 2007-FF2, Cl A2D
         1.615%, 12/26/08 (A)                              1,850             285
   GMAC Mortgage Loan Trust,
      Ser 2000-HE2, Cl A1
         1.835%, 12/26/08 (A)                                478             322
   Home Equity Asset Trust,
      Ser 2007-3, Cl 2A2
         1.575%, 12/26/08 (A)                              2,300           1,324
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A, Cl M1
         2.520%, 12/26/08 (A)                                675             534
   Inman Square Funding, Ser 2A, Cl I
         4.658%, 01/06/09 (A) (B)                          1,670             209
   Irwin Home Equity, Ser 2003-A,
      Cl M2
         4.045%, 12/26/08 (A)                                221             186
   Ivy Lane CDO, Ser 2006-1A, Cl A1
         3.189%, 02/05/09 (A) (B)                          1,359             394
   JPMorgan Mortgage Acquisition,
      Ser 2007-HE1, Cl AV1
         1.455%, 12/26/08 (A)                                781             640
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1
         1.475%, 12/26/08 (A)                                169             167
   Long Beach Asset Holdings,
      Ser 2006-9, Cl N1
         6.250%, 10/25/46 (B)                                826              12
   Master Asset-Backed Securities Trust,
      Ser 2007-HE1, Cl A1
         1.475%, 12/26/08 (A)                                716             624
   Mid-State Trust, Ser 2004-1, Cl B
         8.900%, 08/15/37                                    397             361
   Morgan Stanley Capital,
      Ser 2002-HE3, Cl M1
         3.045%, 12/26/08 (A)                              1,131             837
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3
         1.565%, 12/26/08 (A)                              2,565           1,682
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4
         1.715%, 12/26/08 (A)                              2,000             710
   Nationstar NIM Trust, Ser 2007-B,
      Cl A
         8.750%, 05/25/37 (B)                                155               6

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Newcastle Mortgage Securities Trust,
      Ser 2007-1, Cl 2A4
         1.735%, 12/26/08 (A)                      $         500   $         212
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl N
         9.793%, 01/25/09 (A) (B)                            342             144
   Residential Funding Mortgage
      Securities, Ser 1999-HI8, Cl AI7
         7.970%, 11/25/29                                    193             172
   Saxon Asset Securities Trust,
      Ser 2005-1, Cl M1
         2.190%, 12/26/08 (A)                              1,795           1,269
   Structured Asset Securities,
      Ser 2006-WF2, Cl A3
         1.545%, 12/26/08 (A)                              1,500           1,149
   Structured Asset Securities,
      Ser 2007-EQ1, Cl A4
         1.645%, 12/26/08 (A)                              1,500             562
                                                                   -------------
Total Asset-Backed Securities
   (Cost $41,574) ($ Thousands)                                           23,651
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 21.5%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.1%
   FHLMC ARM
         7.000%, 01/01/33                                    323             335
         6.500%, 08/01/29                                    656             662
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                     93              89
   FNMA ARM
         7.000%, 04/01/34                                    312             324
         4.817%, 01/25/09                                    462             462
         3.886%, 01/25/09                                    483             481
   FNMA CMO, Ser 2001-48, Cl PD
         6.500%, 06/25/20                                     65              66
   FNMA CMO, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                    127             139
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    137             134
   FNMA CMO, Ser 2004-31, Cl MZ
         4.250%, 05/25/34                                    121              91
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                    245             208
   GNMA ARM
         5.375%, 01/20/09                                    260             256
   GNMA CMO, Ser 2003-112, Cl SG
         7.016%, 12/16/08 (A)                                134             102
                                                                   -------------
                                                                           3,349
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 18.4%
   Alliance Bancorp Trust, Ser OA1,
      Cl A1
         1.635%, 12/26/08 (A)                              1,727             685

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Home Mortgage Investment
      Trust, Ser 2007-2, Cl 11A1
         1.625%, 12/26/08 (A)                      $       2,019   $       1,580
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3
         1.815%, 12/26/08 (A) (B)                          1,002             130
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1
         1.665%, 12/26/08 (A) (B)                          2,512           1,656
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1
         1.635%, 12/26/08 (A) (B)                          2,440           2,060
   Chase Mortgage Finance,
      Ser 2007-A2, Cl 2A3
         4.243%, 01/25/09 (A)                              1,225             983
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl AM
         5.889%, 01/10/09 (A)                              1,470             647
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
         6.500%, 06/25/31                                     67              64
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1
         6.500%, 08/25/18 (B)                                 40              37
   Countrywide Alternative Loan Trust,
      Ser 2005-16, Cl A5
         1.675%, 12/26/08 (A)                                494             169
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 1A2
         4.065%, 01/25/09 (A)                                945             425
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1
         4.015%, 01/25/09 (A)                                604             242
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2
         3.765%, 01/25/09 (A)                                 70              28
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1
         1.675%, 12/26/08 (A)                                522             214
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1
         1.665%, 12/26/08 (A)                                747             361
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         2.090%, 01/20/09 (A)                              6,872             213
   Countrywide Home Loans,
      Ser 2006-2, Cl 1A1
         1.715%, 12/26/08 (A)                                241             105
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A
         1.884%, 12/19/08 (A)                                 86              43
   DSLA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 2A1A
         1.684%, 12/19/08 (A)                                387             185

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   DSLA Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1A
         1.734%, 12/19/08 (A)                      $         490   $         216
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1
         1.605%, 12/26/08 (A)                              2,016             841
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl AM
         5.277%, 01/10/09 (A)                              1,960           1,077
   GS Mortgage Securities II,
      Ser 2006-GG8, Cl A4
         5.560%, 11/10/39                                  1,980           1,348
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A
         1.874%, 12/19/08 (A)                                454             222
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         1.659%, 03/19/35                                  1,081              17
   Harborview Mortgage Loan Trust,
      Ser 2005-11, Cl 2A1A
         1.784%, 12/19/08 (A)                                699             305
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
         1.554%, 01/19/09 (A)                              3,263              47
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO
         2.044%, 01/19/09 (A)                              7,029             168
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B
         1.795%, 12/26/08 (A)                                206              99
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1
         5.452%, 01/25/09 (A)                                229             159
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2
         1.825%, 12/25/08 (A)                                 61              31
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A
         1.795%, 12/26/08 (A)                                 63              31
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1
         1.785%, 12/26/08 (A)                                239             121
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         1.560%, 12/25/34                                    479               4
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1A
         1.705%, 12/26/08 (A)                              1,352             573
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-CB16, Cl AM
         5.593%, 05/12/45                                    480             225

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-LDP7, Cl A4
         5.875%, 01/15/09 (A)                      $         535   $         359
   JPMorgan Mortgage Trust,
      Ser 2005-A2, Cl 9A1
         4.236%, 01/25/09 (A)                                493             313
   Master Adjustable Rate Mortgage
      Trust, Ser 2006-OA2, Cl 4A1A
         3.705%, 01/25/09 (A)                              2,089             701
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
         8.500%, 05/25/33                                    141             140
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1
         5.606%, 01/25/09 (A)                                321             168
   Residential Accredit Loans,
      Ser 2005-QO3, Cl A1
         1.795%, 12/26/08 (A)                              2,498           1,058
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl 3A1
         1.625%, 12/26/08 (A)                              1,670             635
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2000-1,
      Cl M2
         2.695%, 12/26/08 (A)                                316             300
   Washington Mutual Mortgage Pass-
      Through Certificates,
      Ser 2005-AR2, Cl 2A21
         1.725%, 12/25/08 (A)                                370             159
   Washington Mutual Mortgage Pass-
      Through Certificates,
      Ser 2007-OA3, Cl 4A1
         3.435%, 01/25/09 (A)                              1,749             753
                                                                   -------------
                                                                          19,897
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $40,551) ($ Thousands)                                           23,246
                                                                   -------------
CORPORATE OBLIGATIONS -- 15.4%
FINANCIALS -- 9.8%
   Bank of America
         8.000%, 01/30/09 (A)                                700             486
   Bank of America, Ser A
         8.070%, 12/31/26 (B)                                817             694
   Barrick Gold Finance
         5.800%, 11/15/34                                    397             274
   Bear Stearns
         7.250%, 02/01/18                                    475             481
         4.905%, 01/16/09 (A)                                700             689
   Capital One Financial MTN
         3.097%, 12/10/08 (A)                                350             323
   Cedar Brakes II LLC
         9.875%, 09/01/13 (B)                                254             264

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Chase Capital II
         3.693%, 02/02/09 (A)                      $         350   $         267
   Citigroup
         4.125%, 02/22/10                                    800             766
   Citigroup Capital XXI
         8.300%, 12/21/08 (A)                                340             205
   Corestates Capital I
         8.000%, 12/15/26 (B)                              1,000             813
   Countrywide Financial MTN
         3.418%, 12/24/08 (A)                                525             519
         3.333%, 12/19/08 (A)                                300             300
   Deutsche Bank Capital Funding Trust
         5.628%, 01/19/09 (A) (B)                            582             370
   Farmers Insurance Exchange
         8.625%, 05/01/24 (B)                                 80              57
   GMAC LLC
         5.011%, 03/02/09 (A)                                488             147
   Goldman Sachs Group
         2.886%, 02/06/09 (A)                                500             423
   HBOS
         5.920%, 04/01/09 (A) (B)                            400             201
   Lehman Brothers Holdings MTN
         8.920%, 02/16/17 (C)                                462              47
         2.954%, 07/18/11 (C)                                730              66
   Lehman Brothers Holdings,
      Ser H MTN
         12.500%, 11/30/08 (A) (C)                           528              54
   MBNA Capital, Ser B
         3.993%, 02/01/09 (A)                                288             178
   Morgan Stanley
         5.050%, 01/21/11                                    385             364
         5.033%, 01/15/09 (A)                                325             303
   Nationwide Mutual Insurance
         7.875%, 04/01/33 (B)                                150              83
   Power Receivables Finance
         6.290%, 01/01/12 (B)                                247             241
   Security Benefit Life
         7.450%, 10/01/33 (B)                                750             706
   Simon Property Group
         5.750%, 05/01/12+++                                 420             328
   Wachovia Capital Trust I
         7.640%, 01/15/27 (B)                                150              99
   Weingarten Realty Investors MTN
         8.250%, 01/22/10+++                                 750             737
   ZFS Finance USA Trust I
         6.500%, 05/09/09 (A) (B)                            300             159
                                                                   -------------
                                                                          10,644
                                                                   -------------
HEALTH CARE -- 0.3%
   UnitedHealth Group
         6.875%, 02/15/38                                    425             329
                                                                   -------------
INDUSTRIALS -- 1.7%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                    159             128

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Airlines Pass-Through
      Trust, Ser 2003-01
         3.857%, 07/09/10                          $         505   $         429
   Continental Airlines, Ser 99-2
         7.056%, 09/15/09                                    450             421
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                     84              56
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                    600             477
   United Air Lines, Ser 2001-1
         6.201%, 12/31/49                                    110             106
   United Air Lines, Ser 2001-1,
      Cl A-1
         6.071%, 03/01/13                                    281             261
                                                                   -------------
                                                                           1,878
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.7%
   Verizon Communications
         6.400%, 02/15/38                                    925             752
                                                                   -------------
UTILITIES -- 2.9%
   Entergy Gulf States
         3.210%, 03/01/09 (A)                                275             273
   Entergy Louisiana LLC
         5.830%, 11/01/10                                    250             242
   Sempra Energy ESOP & Trust
         5.781%, 11/01/14 (B)                                600             594
   Tennessee Valley Authority
         5.500%, 06/15/38                                    565             613
         4.875%, 01/15/48                                  1,420           1,401
                                                                   -------------
                                                                           3,123
                                                                   -------------
Total Corporate Obligations
   (Cost $20,816) ($ Thousands)                                           16,726
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.2%
   FHLB (A)
         2.817%, 12/10/08                                    555             555
         3.585%, 01/30/09                                     70              70
   FHLB DN (D)
         1.252%, 12/02/08                                  1,020           1,020
         0.180%, 12/16/08                                  2,655           2,655
         0.304%, 12/18/08                                  1,620           1,620
         2.109%, 01/09/09                                    360             359
         0.902%, 01/28/09                                    350             349
   FHLMC
         5.300%, 01/09/12                                  1,130           1,134
         5.400%, 02/02/12                                  1,130           1,136
   FHLMC DN (D)
         2.038%, 01/07/09                                    180             180
         0.651%, 01/20/09                                    390             390
   FNMA
         3.562%, 01/27/09 (A)                                100             100
         5.625%, 06/29/12                                  1,125           1,128

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FNMA DN (D)
         0.508%, 05/02/05                          $         395   $         395
         1.652%, 12/15/08                                    300             300
         1.656%, 12/24/08                                  2,540           2,539
         2.038%, 01/08/09                                    360             360
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $14,323) ($ Thousands)                                           14,290
                                                                   -------------
U.S. TREASURY OBLIGATION -- 4.2%
   U.S. Treasury Bond
         5.250%, 11/15/28                                  3,790           4,578
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $4,264) ($ Thousands)                                             4,578
                                                                   -------------
COMMERCIAL PAPER (D) -- 2.6%
   Bank of America
         0.400%, 12/01/08                                    135             135

                                                    Face Amount
                                                   ($ Thousands)   Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   General Electric Capital
         1.050%, 12/29/08                          $         760   $         759
   JPMorgan Chase
         0.499%, 12/01/08                                    135             135
   Rabobank USA Financial
         0.951%, 12/09/08                                  1,770           1,770
                                                                   -------------
Total Commercial Paper
   (Cost $2,799) ($ Thousands)                                             2,799
                                                                   -------------
CASH EQUIVALENT -- 3.1%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.580%*+                                   3,388,084           3,388
                                                                   -------------
Total Cash Equivalent
   (Cost $3,388) ($ Thousands)                                             3,388
                                                                   -------------
Total Investments -- 81.8%
   (Cost $127,715) ($ Thousands)                                   $      88,678
                                                                   =============

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                              CREDIT DEFAULT SWAPS

                                                                                                                    NET UNREALIZED
                                                                             (PAYS)/                                 APPRECIATION
                                                                 BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION    RATE       DATE        (THOUSANDS)     ($ THOUSANDS)
------------         ---------------------------                ----------  --------  -----------  ---------------  --------------
Credit Suisse        ABX.HE.AAA 07-1 Index                         Sell       0.09%     08/25/37      (1,225)           $(577)
Merrill Lynch        Centex Corp., 5.250% 06/15/15                 Buy       (3.56)     12/20/12         325               51
Barclays Bank PLC    Goldman Sachs Group Inc., 6.600% 12/20/12     Buy       (0.75)     12/20/12          50                5
JPMorgan Chase Bank  Goldman Sachs Group Inc., 6.600% 01/15/12     Buy       (0.74)     12/20/12         400               40
JPMorgan Chase Bank  Morgan Stanley, 6.600% 04/01/12               Buy       (0.91)     12/20/12         295               41
Citigroup            Pulte Homes Inc., 5.250% 01/15/14             Buy       (3.88)     12/20/12         100               12
Citigroup            Pulte Homes Inc., 5.250% 01/15/14             Buy       (3.91)     12/20/12         235               28
Credit Suisse        Pulte Homes Inc., 5.250% 01/15/14             Buy       (3.78)     12/20/12         325               39
Citigroup            Toll Brothers, 6.875% 11/15/12                Buy       (2.83)     12/20/12         220               17
Merrill Lynch        Toll Brothers, 6.875% 11/15/12                Buy       (2.83)     12/20/12         310               23
                                                                                                                        -----
                                                                                                                        $(321)
                                                                                                                        =====

                               INTEREST RATE SWAPS

                                                                                         NET UNREALIZED
                                                                                          APPRECIATION
                                                                       NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY          FUND PAYS     FUND RECEIVES   TERMINATION DATE     (THOUSANDS)      ($ THOUSANDS)
------------        -------------   -------------   ----------------   ---------------   --------------
Barclays Bank PLC   3-Month LIBOR       5.18%           01/03/17             5,615          $   923
Barclays Bank PLC   3-Month LIBOR       5.30%           05/02/22             5,340            1,262
Barclays Bank PLC   3-Month LIBOR       5.29%           09/05/16             3,690              593
Citigroup               4.59%       3-Month LIBOR       02/04/23             3,785              667
Citigroup           3-Month LIBOR       5.19%           03/02/22            16,450            3,731
Citigroup               4.10%       3-Month LIBOR       10/24/38             1,605             (321)
Credit Suisse       3-Month LIBOR       5.39%           04/04/16             5,980              935
Credit Suisse       3-Month LIBOR       5.73%           07/05/16             4,400              868
Credit Suisse       3-Month LIBOR       5.73%           07/05/22             2,240              674
Credit Suisse       3-Month LIBOR       5.18%           11/02/20             4,910              993
Deutsche Bank       3-Month LIBOR       5.43%           02/02/22            19,515            5,078
Deutsche Bank       3-Month LIBOR       5.31%           04/03/22            26,200            6,180
                                                                                            -------
                                                                                            $21,583
                                                                                            =======

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)
November 30, 2008

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
         TYPE OF            CONTRACTS    EXPIRATION    APPRECIATION
        CONTRACT          LONG (SHORT)      DATE      ($ THOUSANDS)
-----------------------   ------------   ----------   -------------
U.S. Long Treasury Bond        46         Mar-2009         $138
                                                           ====

Percentages are based on a Net Assets of $108,393 ($ Thousands).

*    Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (See Note 3).

+++  Real Estate Investment Trust

(A) Variable Rate Security - The rate reported is the rate in effects as of November 30, 2008. The date reported is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)  Security in default on interest payments.

(D)  The rate reported is the effective yield at time of purchase.

ARM   -- Adjustable Rate Mortgage

CDO   -- Collateralized Debt Obligation

Cl    -- Class

CMO   -- Collateralized Mortgage Obligation

DN    -- Discount Note

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GNMA  -- Government National Mortgage Association

LIBOR -- London Interbank Offered Rate

IO    -- Interest Only - Face amount represents notional amount

LLC   -- Limited Liability Company

MTN   -- Medium Term Note

NIM   -- Net Interest Margin

PLC   -- Public Limited Company

Ser   -- Series

Amounts designated as "--" are $0 or have been rounded to $0


The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Extended Duration Fund
November 30, 2008

SECTOR WEIGHTINGS++:

                                  (BAR CHART)

U.S. Government Agency Obligations   32.9%
Mortgage-Backed Securities           22.9%
Asset-Backed Securities              15.8%
Financials                            9.2%
U.S. Treasury Obligation              6.0%
Cash Equivalent                       5.4%
Commercial Paper                      2.8%
Utilities                             2.1%
Industrials                           1.5%
Consumer Disrectionary                0.5%
Telecommunication Services            0.4%
Health Care                           0.3%
Certificates of Deposit               0.2%

++   Percentages based on total investments.

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.7%
   FHLB
         2.817%, 12/10/08 (A)                      $       3,505   $       3,503
         3.366%, 12/26/08 (A)                              1,195           1,193
         3.585%, 01/30/09 (A)                              3,565           3,573
         2.750%, 05/07/09                                  1,150           1,159
   FHLB DN (B)
         0.080%, 12/01/08                                 18,930          18,930
         1.252%, 12/02/08                                 15,820          15,820
         0.180%, 12/09/08 to 12/16/08                     52,200          52,197
         2.666%, 12/12/08                                    182             182
         2.818%, 12/17/08                                 12,970          12,954
         0.304%, 12/18/08                                 47,375          47,368
         2.768%, 12/19/08                                  4,730           4,723
         2.109%, 01/09/09                                 17,825          17,784
         0.861%, 01/13/09                                    785             784
   FHLMC
         1.864%, 12/08/08 (A)                              1,050           1,049
         1.448%, 12/18/08 (A)                              2,415           2,411
         1.361%, 12/29/08 (A)                              1,215           1,213
         5.450%, 07/09/10                                  1,550           1,557
         5.300%, 01/09/12                                  1,862           1,868
         5.400%, 02/02/12                                  1,655           1,664
   FHLMC DN (B)
         2.038%, 01/07/09                                    755             755
         0.651%, 01/20/09                                 10,445          10,440
         0.501%, 01/26/09                                  1,323           1,322
         0.700%, 01/30/09                                 10,942          10,929
   FNMA
         3.562%, 01/27/09 (A)                              4,890           4,900
         5.625%, 06/29/12                                  1,615           1,620
   FNMA DN (B)
         2.461%, 12/08/08                                    735             735
         2.261%, 12/12/08                                    191             191
         1.652%, 12/15/08                                    649             649
         1.656%, 12/24/08                                  2,530           2,530
         1.979%, 01/05/09                                  9,520           9,517
         2.038%, 01/08/09                                  1,975           1,974

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
         0.601%, 01/12/09                          $      18,225   $      18,218
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $253,731) ($ Thousands)                                         253,712
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 14.4%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.6%
   FHLMC ARM
         6.500%, 08/01/29                                    568             573
         6.072%, 02/15/09                                    357             360
         5.838%, 02/15/09                                    644             651
         5.248%, 02/15/09                                  1,367           1,352
         5.130%, 02/15/09                                  1,268           1,242
         5.086%, 02/15/09                                  1,930           1,935
         4.521%, 02/15/09                                  1,199           1,170
         4.103%, 02/15/09                                  1,899           1,849
   FHLMC CMO, Ser 2006-4, Cl WE
         4.500%, 02/25/36                                  7,050           6,773
   FHLMC CMO, Ser 2733, Cl SB
         6.730%, 12/15/08 (A)                              9,810           8,557
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                    396             376
   FNMA TBA
         5.000%, 12/25/38                                 10,710          10,780
   FNMA ARM
         7.000%, 04/01/34                                    481             500
         6.139%, 01/25/09                                  2,758           2,818
         5.817%, 01/25/09                                    791             801
         5.101%, 01/25/09                                  1,153           1,145
         4.817%, 01/25/09                                    592             592
         4.524%, 01/25/09                                  3,479           3,496
         4.482%, 01/25/09                                  4,573           4,524
         4.051%, 01/25/09                                  3,524           3,507
         3.886%, 01/25/09                                    572             570
   FNMA CMO, Ser 2001-48, Cl PD
         6.500%, 06/25/20                                     56              57
   FNMA CMO, Ser 2003-1, Cl PT
         5.500%, 04/25/28                                  7,173           7,192
   FNMA CMO, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                    550             604
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    501             489
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                    134             114
   FNMA CMO, Ser 2006-77, Cl PD
         6.500%, 10/25/30                                  6,130           6,244
   FNMA CMO, Ser 2007-83, Cl PA
         6.000%, 03/25/29                                  7,775           7,968
   GNMA CMO, Ser 2003-112, Cl SG
         7.016%, 12/16/08 (A)                                114              87
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                  4,575           4,256
                                                                   -------------
                                                                          80,582
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.8%
   Alliance Bancorp Trust, Ser OA1,
      Cl A1
         1.635%, 12/26/08 (A)                      $       3,348   $       1,328
   American General Mortgage Loan
      Trust, Ser 2006-1, Cl A1
         5.750%, 01/25/09 (A) (C)                             97              96
   American Home Mortgage Assets,
      Ser 2006-2, Cl 2A1
         1.585%, 12/26/08 (A)                              5,543           2,143
   American Home Mortgage Assets,
      Ser 2006-3, Cl 3A12
         1.585%, 12/26/08 (A)                              4,555           1,904
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1
         1.520%, 12/26/08 (A)                              5,901           2,267
   American Home Mortgage
      Investment Trust, Ser 2004-2,
      Cl 2A
         5.037%, 01/25/09 (A)                              7,459           7,028
   American Home Mortgage
      Investment Trust, Ser 2007-2,
      Cl 11A1
         1.625%, 12/26/08 (A)                              4,015           3,141
   Banc of America Mortgage Securities,
      Ser 2003-E, Cl 2A1
         4.709%, 01/25/09 (A)                              2,690           2,047
   Bayview Commercial Asset Trust,
      Ser 2005-1A, Cl A1
         1.695%, 12/26/08 (A) (C)                          3,223           2,954
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3
         1.815%, 12/26/08 (A) (C)                          1,696             220
   Bayview Commercial Asset Trust,
      Ser 2007-1, Cl A1
         1.615%, 12/26/08 (A) (C)                          4,467           3,036
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1
         1.665%, 12/26/08 (A) (C)                          4,935           3,252
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1
         1.635%, 12/26/08 (A) (C)                          5,116           4,320
   Bella Vista Mortgage Trust,
      Ser 2004-1, Cl 2A1
         5.471%, 01/20/09 (A)                              6,865           5,062
   Chase Mortgage Finance,
      Ser 2007-A2, Cl 2A3
         4.243%, 01/25/09 (A)                              2,371           1,903
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl AM
         5.889%, 01/10/09 (A)                             10,245           4,509
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
         6.500%, 06/25/31                                    119             113

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1
         6.500%, 08/25/18 (C)                      $          36   $          34
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1
         4.015%, 01/25/09 (A)                              1,253             501
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2
         3.765%, 01/25/09 (A)                                130              52
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
         3.589%, 12/22/08 (A)                              3,738           1,606
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1
         1.675%, 12/26/08 (A)                                679             278
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1
         1.665%, 12/26/08 (A)                              1,227             592
   Countrywide Alternative Loan Trust,
      Ser 2006-OA12, Cl A2
         1.663%, 12/22/08 (A)                              4,201           1,667
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         2.090%, 01/20/09 (A)                              8,825             273
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                  6,560           4,006
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A
         1.884%, 12/19/08 (A)                                 96              48
   DSLA Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1A
         1.734%, 12/19/08 (A)                                789             347
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1A
         3.605%, 01/19/09 (A)                              5,888           5,618
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1
         1.605%, 12/26/08 (A)                              5,184           2,164
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
         5.444%, 03/10/39                                  2,440           1,574
   GS Mortgage Securities II,
      Ser 2006-GG8, Cl A4
         5.560%, 11/10/39                                  7,135           4,858
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A
         1.874%, 12/19/08 (A)                                618             302
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         1.659%, 03/19/35                                  1,100              17
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl 2A1A
         1.784%, 12/19/08 (A)                                867             387

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
         1.554%, 01/19/09 (A)                      $       5,439   $          79
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO
         2.044%, 01/19/09 (A)                              8,308             199
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B
         1.795%, 12/26/08 (A)                                264             127
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1
         5.452%, 01/25/09 (A)                                197             137
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2
         1.825%, 12/25/08 (A)                                 84              42
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A
         1.795%, 12/26/08 (A)                                206             102
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1
         1.785%, 12/26/08 (A)                                246             124
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         1.560%, 12/25/34                                    901               8
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1B
         2.175%, 12/26/08 (A)                                473             198
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1A
         1.705%, 12/26/08 (A)                              1,802             764
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1A
         1.615%, 12/26/08 (A)                              1,974             738
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-LDP7, Cl A4
         5.875%, 01/15/09 (A)                              7,835           5,259
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-CB19, Cl A4
         5.937%, 01/12/09 (A)                              2,035           1,254
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-LDPX, Cl A3
         5.420%, 01/15/49                                  3,080           1,864
   JPMorgan Mortgage Trust,
      Ser 2005-A2, Cl 9A1
         4.236%, 01/25/09 (A)                              1,258             800
   Master Adjustable Rate Mortgage
      Trust, Ser 2006-OA2, Cl 4A1A
         3.705%, 01/25/09 (A)                              7,350           2,465
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
         8.500%, 05/25/33                                    118             117

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1
         5.606%, 01/25/09 (A)                      $         697   $         365
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
         4.989%, 08/13/42                                  2,450           1,801
   Morgan Stanley Capital I,
      Ser 2006-HQ8, Cl A4
         5.387%, 01/12/09 (A)                              2,175           1,523
   Residential Accredit Loans,
      Ser 2005-QO3, Cl A1
         1.795%, 12/26/08 (A)                              6,405           2,712
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl 3A1
         1.625%, 12/26/08 (A)                              2,557             973
   Structured Asset Mortgage
      Investments, Ser 2006-AR5,
      Cl 2A1
         1.605%, 12/26/08 (A)                                655             287
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2000-1, Cl M2
         2.695%, 12/26/08 (A)                                278             263
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-AR6, Cl A1
         3.953%, 01/25/09 (A)                                794             606
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2004-AR3, Cl A2
         4.243%, 01/25/09 (A)                                885             626
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR2, Cl 2A21
         1.725%, 12/25/08 (A)                                580             250
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2006-AR9, Cl 1XPP, IO
         0.830%, 08/25/46                                100,349             719
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-OA3, Cl 4A1
         3.435%, 01/25/09 (A)                              3,935           1,694
                                                                   -------------
                                                                          95,743
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $239,862) ($ Thousands)                                         176,325
                                                                   -------------
ASSET-BACKED SECURITIES -- 10.0%
MORTGAGE RELATED SECURITIES -- 10.0%
   ACE Securities, Ser WF1, Cl A2C
         1.735%, 12/26/08 (A)                              3,226           2,084

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Asset-Backed Securities Home
      Equity, Ser 2003-HE4, Cl M2
         3.423%, 12/15/08 (A)                      $         738   $         534
   Asset-Backed Securities Home
      Equity, Ser 2005-HE6, Cl A2D
         1.677%, 12/26/08 (A)                              6,811           6,602
   Aviation Capital Group Trust,
      Ser 2003-2A, Cl G2
         2.253%, 12/22/08 (A) (C)                          1,688           1,250
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1
         2.431%, 12/29/08 (A) (C)                          3,947           2,766
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1
         1.931%, 12/29/08 (A) (C)                          4,400           3,696
   Bayview Financial Revolving
      Mortgage Loan Trust,
      Ser 2005-E, Cl A1
         1.931%, 12/29/08 (A) (C)                          3,200           2,560
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE1, Cl 1A1
         1.515%, 12/26/08 (A)                              4,280           3,724
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE5, Cl 1A2
         1.575%, 12/26/08 (A)                              4,500           2,700
   BNC Mortgage Loan Trust,
      Ser 2007-2, Cl A2
         1.495%, 12/26/08 (A)                              1,282           1,047
   BNC Mortgage Loan Trust,
      Ser 2007-4, Cl A3A
         1.645%, 12/26/08 (A)                              3,559           3,218
   Carrington Mortgage Loan Trust,
      Ser 2007-RFC1, Cl 1
         1.445%, 12/26/08 (A)                              1,459           1,334
   Centex Home Equity, Ser 2002-D,
      Cl AF4
         5.210%, 11/25/28                                  1,080           1,000
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A1
         1.455%, 12/26/08 (A)                              3,145           3,002
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A3
         1.545%, 12/26/08 (A)                              3,000           1,830
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH2, Cl M1
         1.795%, 12/26/08 (A)                              3,500             906
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH4, Cl M2
         3.545%, 12/26/08 (A)                              5,726           2,327
   Continental Airlines, Ser 2002-1,
      Cl G1
         2.599%, 02/17/09 (A)                                217             173

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC1, Cl M1
         2.315%, 12/26/08 (A)                      $         344   $         177
   Countrywide Asset-Backed
      Certificates, Ser 2005-12, Cl 1A1
         1.545%, 02/25/36 (A)                                 60              60
   Countrywide Asset-Backed
      Certificates, Ser 2007-5, Cl 2A1
         1.495%, 12/26/08 (A)                              3,683           3,348
   Countrywide Asset-Backed
      Certificates, Ser 2007-6, Cl 2A1
         1.495%, 12/26/08 (A)                              1,707           1,525
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3
         1.545%, 12/26/08 (A)                              4,750           3,063
   Credit-Based Asset Servicing,
      Ser 2007-CB1, Cl AF1A
         1.465%, 12/26/08 (A)                              3,175           2,702
   Credit-Based Asset Servicing,
      Ser 2007-CB2, Cl A2A
         5.891%, 02/25/37                                  3,166           2,960
   Credit-Based Asset Servicing,
      Ser 2007-CB5, Cl A1
         1.455%, 12/26/08 (A)                              4,979           4,111
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2005-FF10, Cl A3
         1.605%, 12/26/08 (A)                                456             449
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2005-FF2, Cl A2C
         1.705%, 12/26/08 (A)                              1,283           1,246
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2007-FF1, Cl A2D
         1.615%, 12/26/08 (A)                              6,000           1,117
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2007-FF2, Cl A2D
         1.615%, 12/26/08 (A)                              3,800             585
   GMAC Mortgage Loan Trust,
      Ser 2000-HE2, Cl A1
         1.835%, 12/26/08 (A)                                652             439
   GSAMP Trust, Ser 2006-HE7,
      Cl A2A
         1.435%, 12/26/08 (A)                              1,899           1,779
   GSAMP Trust, Ser 2006-S6, Cl A2
         5.552%, 10/25/36                                  4,000             742
   HFC Home Equity Loan
      Asset-Backed Certificates,
      Ser 2007-1, Cl AS
         1.653%, 12/22/08 (A)                              1,254             747

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Home Equity Asset Trust,
      Ser 2005-6, Cl 1A2
         1.675%, 12/26/08 (A)                      $       3,833   $       2,904
   Home Equity Asset Trust,
      Ser 2007-3, Cl 2A2
         1.575%, 12/26/08 (A)                              4,500           2,590
   Home Equity Mortgage Trust,
      Ser 2006-1, Cl A1B
         1.525%, 12/26/08 (A)                                464             308
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A, Cl M1
         2.520%, 12/26/08 (A)                                879             695
   Indymac Residential Asset-Backed
      Trust, Ser 2006-A, Cl A2
         1.545%, 12/26/08 (A)                                572             557
   Inman Square Funding, Ser 2A, Cl I
         4.658%, 01/06/09 (A) (C)                          2,825             353
   Irwin Home Equity, Ser 2003-A,
      Cl M2
         4.045%, 12/26/08 (A)                                245             205
   Ivy Lane CDO, Ser 2006-1A, Cl A1
         3.189%, 02/05/09 (A) (C)                          2,718             788
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl AV2
         1.445%, 12/26/08 (A)                              2,358           2,086
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1
         1.475%, 12/26/08 (A)                                226             223
   Long Beach Asset Holdings,
      Ser 2006-8, Cl N1
         6.048%, 10/25/46 (C)                              1,625               3
   Long Beach Asset Holdings,
      Ser 2006-9, Cl N1
         6.250%, 10/25/46 (C)                              1,214              18
   Long Beach Mortgage Loan Trust,
      Ser 2006-11, Cl 2A1
         1.455%, 12/26/08 (A)                                787             732
   Master Asset-Backed Securities Trust,
      Ser 2007-HE1, Cl A1
         1.475%, 12/26/08 (A)                              4,152           3,620
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-RM4, Cl A2B
         1.495%, 12/26/08 (A)                              7,123           2,047
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC1, Cl A2B
         3.399%, 01/25/37 (A)                                136             136
   Mid-State Trust, Ser 2004-1, Cl B
         8.900%, 08/15/37                                    328             299
   Morgan Stanley Capital,
      Ser 2002-HE3, Cl M1
         3.045%, 12/26/08 (A)                              1,697           1,256
   Morgan Stanley Capital,
      Ser 2004-NC2, Cl M2
         3.195%, 12/26/08 (A)                                612             476

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Capital,
      Ser 2007-HE5, Cl A2A
         1.505%, 12/26/08 (A)                      $       1,058   $         953
   Morgan Stanley Capital,
      Ser 2007-HE7, Cl M1
         3.395%, 12/26/08 (A)                              4,942             983
   Morgan Stanley Home Equity Loan
      Trust, Ser 2007-2, Cl A1
         1.495%, 12/26/08 (A)                              2,108           1,842
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3
         1.565%, 12/26/08 (A)                              5,075           3,328
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV1
         1.455%, 12/26/08 (A)                              2,079           1,922
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV4
         1.625%, 12/26/08 (A)                              4,000           1,424
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4
         1.715%, 12/26/08 (A)                              4,240           1,505
   Nationstar Home Equity Loan Trust,
      Ser 2007-C, Cl 2AV2
         1.525%, 12/26/08 (A)                              1,755           1,314
   Nationstar NIM Trust, Ser 2007-B,
      Cl A
         8.750%, 05/25/37 (C)                                310              12
   Nationstar NIM Trust, Ser 2007-C,
      Cl A
         8.000%, 06/25/37 (C)                                118              19
   Nomura Asset Acceptance,
      Ser 2006-S1, Cl A1
         1.535%, 12/26/08 (A) (C)                            230             181
   Nomura Home Equity Loan,
      Ser 2007-3, Cl 2A1
         1.535%, 12/26/08 (A)                              3,735           2,687
   Popular Asset-Backed Mortgage
      Pass-Through Trust,
      Ser 2007-D, Cl A1
         1.455%, 12/26/08 (A)                                610             571
   Renaissance Home Equity Loan
      Trust, Ser 2006-4, Cl AV1
         1.465%, 12/26/08 (A)                                792             722
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl N
         9.793%, 01/25/09 (A) (C)                            654             275
   Residential Asset Mortgage Products,
      Ser 2006-RZ5, Cl A1B
         1.495%, 12/26/08 (A)                              2,629           2,426
   Residential Asset Mortgage Products,
      Ser 2007-RZ1, Cl A1
         1.465%, 12/26/08 (A)                                841             761

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Residential Funding Mortgage
      Securities II, Ser 2006-HSA2,
      Cl AI1
         1.505%, 12/26/08 (A)                      $         246   $         234
   Residential Funding Mortgage
      Securities, Ser 1999-HI8, Cl AI7
         7.970%, 11/25/29                                    157             140
   Saxon Asset Securities Trust,
      Ser 2005-1, Cl M1
         2.190%, 12/26/08 (A)                              2,925           2,069
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2007-BR5, Cl A2A
         1.525%, 12/26/08 (A)                              3,673           3,211
   Securitized Asset-Backed
      Receivables LLC Trust,
      Ser 2007-HE1, Cl A2A
         1.455%, 12/26/08 (A)                              2,850           2,531
   Soundview Home Equity Loan Trust,
      Ser 2007-OPT5, Cl M1
         3.045%, 12/26/08 (A) (C)                          5,700             570
   Soundview NIM Trust,
      Ser 2007-OPT1, Cl N
         9.000%, 06/25/37 (C)                              1,269              13
   Structured Asset Securities,
      Ser 2006-WF2, Cl A3
         1.545%, 12/26/08 (A)                              3,600           2,757
   Structured Asset Securities,
      Ser 2007-EQ1, Cl A4
         1.645%, 12/26/08 (A)                              9,817           3,676
   UCFC Home Equity Loan,
      Ser 1998-D, Cl MF1
         6.905%, 04/15/30                                    148             143
   Wells Fargo Home Equity Trust,
      Ser 2007-1, Cl A1
         1.495%, 12/26/08 (A)                                666             623
                                                                   -------------
Total Asset-Backed Securities
   (Cost $193,787) ($ Thousands)                                         121,991
                                                                   -------------
CORPORATE OBLIGATIONS -- 8.8%
CONSUMER DISCRETIONARY -- 0.3%
   Comcast
         5.119%, 01/14/09 (A)                              1,850           1,786
   Viacom
         3.169%, 12/16/08 (A)                              2,000           1,912
                                                                   -------------
                                                                           3,698
                                                                   -------------
FINANCIALS -- 5.8%
   Bank of America
         8.000%, 01/30/09 (A)                              4,500           3,125
   Bank of America, Ser A
         8.070%, 12/31/26 (C)                              4,278           3,634

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Barrick Gold Finance
         5.800%, 11/15/34                          $       1,763   $       1,218
   Bear Stearns
         7.250%, 02/01/18                                  3,100           3,139
         4.905%, 01/16/09 (A)                              4,500           4,431
   Camden Property Trust
         4.375%, 01/15/10 +++                              2,000           1,758
   Capital One Financial MTN
         3.097%, 12/10/08 (A)                              1,650           1,523
   Cedar Brakes II LLC
         9.875%, 09/01/13 (C)                              1,215           1,262
   Chase Capital II
         3.693%, 02/02/09 (A)                              2,250           1,719
   Citigroup
         4.125%, 02/22/10                                  3,694           3,535
   Citigroup Capital XXI
         8.300%, 12/21/08 (A)                              2,175           1,312
   Countrywide Financial MTN
         3.418%, 12/24/08 (A)                              2,650           2,623
         3.333%, 12/19/08 (A)                              1,800           1,799
   Deutsche Bank Capital Funding Trust
         5.628%, 01/19/09 (A) (C)                          2,613           1,661
   Developers Diversified Realty
         3.875%, 01/30/09 +++                              1,925           1,884
   Farmers Insurance Exchange
         8.625%, 05/01/24 (C)                                255             181
   First Union Institutional Capital I
         8.040%, 12/01/26                                  1,250           1,021
   GMAC LLC
         5.011%, 03/02/09 (A)                              1,432             430
   Goldman Sachs Group
         2.886%, 02/06/09 (A)                              4,500           3,805
   HBOS
         5.920%, 04/01/09 (A) (C)                          2,400           1,208
   HSBC America Capital Trust II
         8.380%, 05/15/27 (C)                                 50              46
   JPMorgan Chase
         6.000%, 01/15/18                                  4,000           3,861
   Lehman Brothers Holdings MTN (D)
         11.000%, 05/07/09 (A)                             1,000             102
         8.920%, 02/16/17                                    756              77
         2.907%, 11/16/09                                  2,000             180
         3.005%, 07/18/11                                    990              89
         2.851%, 12/23/08                                  2,000             180
   Lehman Brothers Holdings,
      Ser H MTN
         12.500%, 11/30/08 (A) (D)                           861              88
   MBNA Capital, Ser B
         3.993%, 02/01/09 (A)                              1,863           1,151
   Merrill Lynch MTN
         8.950%, 05/18/09 (A)                              1,340           1,005
         8.680%, 05/02/09 (A)                              1,305           1,062

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Metropolitan Life Global Funding I
      MTN
         3.961%, 12/29/08 (A) (C)                  $         930   $         831
   Morgan Stanley
         5.050%, 01/21/11                                  2,250           2,125
         5.033%, 01/15/09 (A)                              1,900           1,773
   Nationwide Mutual Insurance
         7.875%, 04/01/33 (C)                                673             374
   Power Receivables Finance
         6.290%, 01/01/12 (C)                                888             867
   Security Benefit Life
         7.450%, 10/01/33 (C)                              3,250           3,061
   Simon Property Group
         7.000%, 07/15/09+++                               2,000           1,925
         5.750%, 05/01/12+++                               1,250             976
   Toyota Motor Credit MTN
         8.000%, 04/24/09 (A)                              2,041           1,880
   UDR, Ser E MTN
         4.250%, 01/15/09+++                               1,550           1,535
   Wachovia
         7.980%, 03/15/09 (A)                                465             334
   Wachovia Capital Trust I
         7.640%, 01/15/27 (C)                              3,535           2,339
   Weingarten Realty Investors MTN
         8.250%, 01/22/10+++                               3,325           3,267
   Woodbourne Capital Trust I
         2.723%, 12/08/08 (A) (C)                            175             100
   Woodbourne Capital Trust II
         2.723%, 12/08/08 (A) (C)                            175             100
   Woodbourne Capital Trust III
         2.723%, 12/08/08 (A) (C)                            175             100
   Woodbourne Capital Trust IV
         2.723%, 12/08/08 (A) (C)                            175             100
   ZFS Finance USA Trust I
         6.500%, 05/09/09 (A) (C)                          1,025             543
                                                                   -------------
                                                                          71,339
                                                                   -------------
HEALTH CARE -- 0.2%
   UnitedHealth Group
         6.875%, 02/15/38                                  2,835           2,193
                                                                   -------------
INDUSTRIALS -- 1.0%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                    164             131
   American Airlines Pass-Through
      Trust, Ser 2003-01
         3.857%, 07/09/10                                  2,962           2,518
   American Airlines, Ser 99-1
         7.024%, 10/15/09                                  1,300           1,229
   Continental Airlines, Ser 99-2
         7.056%, 09/15/09                                  2,595           2,426
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                    107              71

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                          $       2,400   $       1,908
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                  2,610           2,140
   United Air Lines, Ser 2001-1
         6.201%, 12/31/49                                    361             347
   United Air Lines, Ser 2001-1,
      Cl A-1
         6.071%, 03/01/13                                  1,178           1,096
                                                                   -------------
                                                                          11,866
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.2%
   Verizon Communications
         6.400%, 02/15/38                                  3,825           3,109
                                                                   -------------
UTILITIES -- 1.3%
   Entergy Gulf States
         3.565%, 12/08/08 (A) (C)                            500             500
         3.210%, 03/01/09 (A)                                810             804
   Entergy Louisiana LLC
         5.830%, 11/01/10                                  1,750           1,695
   Power Contract Financing
         6.256%, 02/01/10 (C)                              1,056           1,028
   Sempra Energy ESOP & Trust
         5.781%, 11/01/14 (C)                              1,400           1,386
   Tennessee Valley Authority
         5.500%, 06/15/38                                  1,555           1,686
         4.875%, 01/15/48                                  9,085           8,963
                                                                   -------------
                                                                          16,062
                                                                   -------------
Total Corporate Obligations
   (Cost $126,871) ($ Thousands)                                         108,267
                                                                   -------------
U.S. TREASURY OBLIGATION -- 3.8%
   U.S. Treasury Bond
         5.250%, 11/15/28                                 38,570          46,585
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $43,399) ($ Thousands)                                           46,585
                                                                   -------------
CERTIFICATES OF DEPOSIT (A) -- 0.1%
   JPMorgan Chase Bank
         8.750%, 11/28/21                                    691             677
         7.590%, 03/28/22                                    735             679
                                                                   -------------
Total Certificates of Deposit
   (Cost $1,395) ($ Thousands)                                             1,356
                                                                   -------------
COMMERCIAL PAPER (B) -- 1.8%
   Bank of America
         0.400%, 12/01/08                                  7,330           7,330

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund (Concluded)

November 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   General Electric Capital
         1.050%, 12/29/08                          $       4,065   $       4,062
   Rabobank USA Financial
         0.951%, 12/09/08                                  2,450           2,449
         0.991%, 12/30/08                                  7,785           7,779
                                                                   -------------
Total Commercial Paper
   (Cost $21,620) ($ Thousands)                                           21,620
                                                                   -------------
CASH EQUIVALENT -- 3.4%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.580%*+                                  41,536,846          41,537
                                                                   -------------
Total Cash Equivalent
   (Cost $41,537) ($ Thousands)                                           41,537
                                                                   -------------
Total Investments -- 63.0%
   (Cost $922,202) ($ Thousands)                                   $     771,393
                                                                   =============

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                                                       CREDIT DEFAULT SWAPS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                           BUY/SELL       (PAYS)/      TERMINATION      AMOUNT     (DEPRECIATION)
COUNTERPARTY             REFERENCE ENTITY/OBLIGATION      PROTECTION   RECEIVES RATE       DATE      (THOUSANDS)   ($ THOUSANDS)
------------          ---------------------------------   ----------   -------------   -----------   -----------   --------------
Credit Suisse         ABX.HE.AAA 07-1 Index                  Sell           0.09%        08/25/37      (4,170)        $(1,963)
Goldman Sachs         ABX.HE.AAA 06-2 Index                  Sell           0.09         08/25/37        (300)            (40)
Morgan Stanley        ABX.HE.AAA 06-2 Index                  Sell           0.09         08/25/37        (700)            (93)
Merrill Lynch         Centex Corp., 5.250% 06/15/15           Buy          (3.56)        12/20/12       1,100             174
Merrill Lynch         Centex Corp., 5.250% 06/15/15           Buy          (3.65)        12/20/12         670             105
Barclays Bank PLC     Goldman Sachs Group Inc.,
                      6.600% 01/15/12                         Buy          (0.75)        12/20/12          50               5
JPMorgan Chase Bank   Goldman Sachs Group Inc.,
                      6.600% 01/15/12                         Buy          (0.74)        12/20/12       4,300             434
JPMorgan Chase Bank   Morgan Stanley, 6.600% 04/01/12         Buy          (0.91)        12/20/12       1,690             235
Citigroup             Pulte Homes Inc., 5.250% 01/15/14       Buy          (3.88)        12/20/12       1,000             117
Citigroup             Pulte Homes Inc., 5.250% 01/15/14       Buy          (3.91)        12/20/12         825              97
Credit Suisse         Pulte Homes Inc., 5.250% 01/15/14       Buy          (3.78)        12/20/12       1,000             118
Deutsche Bank         Pulte Homes Inc., 5.250% 01/15/14       Buy          (3.87)        12/20/12         610              72
Citigroup             Toll Brothers, 6.875% 11/15/12          Buy          (2.83)        12/20/12         740              56
Merrill Lynch         Toll Brothers, 6.875% 11/15/12          Buy          (2.78)        12/20/12       1,800             137
Merrill Lynch         Toll Brothers, 6.875% 11/15/12          Buy          (2.83)        12/20/12       1,050              79
                                                                                                                      -------
                                                                                                                      $  (467)
                                                                                                                      =======

                                           INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------------
                                                                                           NET UNREALIZED
                                                                         NOTIONAL AMOUNT    APPRECIATION
COUNTERPARTY            FUND PAYS     FUND RECEIVES   TERMINATION DATE     (THOUSANDS)      ($ THOUSANDS)
------------          -------------   -------------   ----------------   ---------------   --------------
Barclays Bank PLC     3-Month LIBOR       5.24%           11/03/25            70,000          $ 14,439
Barclays Bank PLC     3-Month LIBOR       5.40%           09/05/26            59,650             7,121
Barclays Bank PLC     3-Month LIBOR       5.60%           06/04/27            15,510             9,211
Barclays Bank PLC     3-Month LIBOR       5.77%           07/05/27            57,000             8,662
Barclays Bank PLC     3-Month LIBOR       5.69%           08/02/27            65,000            24,246
Citigroup             3-Month LIBOR       5.51%           08/02/17            18,060             3,108
Citigroup             3-Month LIBOR       4.57%           12/05/17             9,900             1,303
Citigroup             3-Month LIBOR       5.68%           08/02/27            22,200            24,624
Citigroup             3-Month LIBOR       4.87%           12/05/27            82,500            34,518
Citigroup             3-Month LIBOR       4.77%           05/02/28            83,885               766
Citigroup             3-Month LIBOR       4.41%           09/18/28            77,340            16,480
Citigroup             3-Month LIBOR       4.37%           09/19/28            14,710            14,633
Citigroup                 4.10%       3-Month LIBOR       10/24/38            88,400            (2,940)
Credit Suisse         3-Month LIBOR       5.06%           03/02/16            28,410             4,955
Credit Suisse         3-Month LIBOR       5.63%           07/05/17            63,940             3,747
Credit Suisse         3-Month LIBOR       5.37%           04/03/27            22,460             6,566

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                                                           NET UNREALIZED
                                                                         NOTIONAL AMOUNT    APPRECIATION
COUNTERPARTY            FUND PAYS     FUND RECEIVES   TERMINATION DATE     (THOUSANDS)      ($ THOUSANDS)
------------          -------------   -------------   ----------------   ---------------   --------------
Credit Suisse         3-Month LIBOR       5.78%           07/05/27            24,900          $ 22,307
Credit Suisse         3-Month LIBOR       4.98%           01/03/28            35,640             5,306
Credit Suisse         3-Month LIBOR       4.77%           09/02/28            11,140             8,416
Credit Suisse         3-Month LIBOR       4.67%           09/10/28            25,265             2,623
Credit Suisse         3-Month LIBOR       4.39%           09/18/28            20,000             4,891
Credit Suisse         3-Month LIBOR       4.29%           10/08/28            65,185             3,498
Deutsche Bank         3-Month LIBOR       4.06%           09/19/18            33,600             2,981
Deutsche Bank         3-Month LIBOR       4.91%           12/04/27            85,000            22,798
Deutsche Bank         3-Month LIBOR       4.80%           03/05/28            47,750             4,617
Deutsche Bank         3-Month LIBOR       4.93%           07/02/28            22,800            28,035
Deutsche Bank         3-Month LIBOR       4.92%           07/03/28            37,000             6,358
JPMorgan Chase Bank   3-Month LIBOR       5.10%           03/05/17            50,000             2,377
JPMorgan Chase Bank   3-Month LIBOR       5.06%           12/04/26            51,820             8,119
JPMorgan Chase Bank   3-Month LIBOR       5.23%           03/02/27           100,000            15,052
JPMorgan Chase Bank   3-Month LIBOR       5.43%           10/02/27            60,000            19,735
JPMorgan Chase Bank   3-Month LIBOR       4.35%           09/19/28             3,160            12,216
Merrill Lynch         3-Month LIBOR       5.45%           09/04/27            15,640            13,186
Merrill Lynch         3-Month LIBOR       5.42%           10/02/27            39,000            19,834
Merrill Lynch         3-Month LIBOR       5.33%           11/02/27            20,800            22,257
Merrill Lynch         3-Month LIBOR       4.91%           12/04/27            18,860            23,470
UBS Warburg           3-Month LIBOR       4.87%           02/14/28           127,860            12,802
UBS Warburg           3-Month LIBOR       4.92%           07/02/28           127,860            24,650
                                                                                              --------
                                                                                              $456,967
                                                                                              ========

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
--------                  ------------   ----------   -------------
U.S. Long Treasury Bond       1,210       Mar-2009       $ 4,685
                                                         =======

Percentages are based on a Net Assets of $1,223,566 ($ Thousands).

*    Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (See Note 3).

+++  Real Estate Investment Trust

(A) Variable Rate Security - The rate reported is the rate in effects as of November 30, 2008. The date reported is the next reset date.

(B)  The rate reported is the effective yield at time of purchase.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)  Security in default on interest payments.

ARM   -- Adjustable Rate Mortgage

CDO   -- Collateralized Debt Obligation

Cl    -- Class

CMO   -- Collateralized Mortgage Obligation

DN    -- Discount Note

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GNMA  -- Government National Mortgage Association

IO    -- Interest Only - face amount represents notional amount

LLC   -- Limited Liability Company

MTN   -- Medium Term Note

NIM   -- Net Interest Margin

Ser   -- Series

TBA   -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
November 30, 2008

SECTOR WEIGHTINGS+++:

                                   (BAR CHART)

Sovereign                                                    80.5%
Financials                                                    4.8%
Energy                                                        4.7%
Short-Term Investments                                        3.7%
Deposit with Counterparty as Collateral for Swap Contracts    1.7%
Loan Participants                                             1.5%
Industrials                                                   1.0%
Utilities                                                     0.7%
Materials                                                     0.5%
Telecommunication Services                                    0.4%
Information Technology                                        0.3%
Consumer Discretionary                                        0.1%
Purchased Options                                             0.1%
Warrants                                                      0.0%

+++ Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
GLOBAL BONDS -- 86.1%
ANGOLA -- 0.1%
   Republic of Angola
         7.132%, 04/30/16 (I) (J)                          1,300   $       1,219
                                                                   -------------
ARGENTINA -- 3.3%
   Alto Parana
         6.375%, 06/09/17 (A)                                370             322
   Cia Transporte Energia Registered
         8.875%, 12/15/16 (A)                                390             133
   Earls Eight MTN
         9.000%, 12/31/12 (A) (C)                            350             105
   Province Del Neuquen
         8.656%, 10/18/14 (A)                                204             143
   Province of Buenos Aires
         9.625%, 04/18/28 (A)                              1,460             307
   Province of Buenos Aires Registered
         9.625%, 04/18/28                                  1,335             214
         9.375%, 09/14/18                                  1,440             233
         4.000%, 05/15/35 (C)                              1,100             143
   Province of Mendoza Registered
         5.500%, 09/04/18                                    348             122
   Republic of Argentina, Ser E MTN (D)
         10.000%, 01/07/05                            EUR  1,650             293
         9.250%, 07/20/04                             EUR  2,100             373
         8.750%, 02/04/49                             EUR  4,835             184
         7.000%, 03/18/49                             EUR  2,554             454
   Republic of Argentina
         15.500%, 12/19/08 (D)                             2,000             380
         10.250%, 01/26/07 (D)                        EUR    850             151
         9.750%, 09/19/27 (D)                         EUR  1,550             248
         9.000%, 05/26/09 (D)                         EUR  1,595              61
         9.000%, 11/19/08                                  1,000              73
         8.500%, 07/01/49 (D)                         EUR  4,500             799
         8.280%, 12/31/33 (E)                             23,889           7,047
         8.125%, 04/21/49 (D)                         EUR  2,818             107
         7.820%, 12/31/33                             EUR  1,714             451

                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
         7.000%, 10/03/15                                  2,400   $         648
         7.000%, 09/12/13                                    825             235
         3.127%, 02/03/09 (B)                              9,180           2,249
         2.500%, 03/31/09 (C)                             47,100           8,242
         2.280%, 12/15/09 (B)                             50,365           2,354
         1.985%, 12/15/09 (B)                             21,390             920
   Transportadora Gas Norte
         9.000%, 12/31/09 (C)                                100              39
         9.000%, 12/31/09 (A) (C)                            210              63
         7.500%, 12/31/10 (C)                                136              53
         7.500%, 12/31/10 (A) (C)                             30              12
                                                                   -------------
                                                                          27,158
                                                                   -------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau MTN
         10.625%, 04/10/14 (A)                        BRL  2,300             762
                                                                   -------------
BELIZE -- 0.0%
   Government of Belize Registered
         4.250%, 02/20/29                                    330             157
                                                                   -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina
         10.039%, 12/11/17 (F)                        DEM  2,000             454
                                                                   -------------
BRAZIL -- 13.9%
   Banco Safra MTN
         10.875%, 04/03/17 (A)                        BRL  2,250             625
   Braskem Finance
         7.250%, 06/05/18 (A)                                415             273
   Brazil Notas do Tesouro Nacional, Ser F
         10.000%, 01/01/14                            BRL 19,320           6,596
         10.000%, 01/01/17                            BRL 19,320           5,970
   Cesp-Comp Ener Sao Paulo MTN
         9.750%, 01/15/15 (A)                         BRL  1,050             305
   Federal Republic of Brazil
         12.500%, 01/05/16                            BRL  4,500           1,781
         12.500%, 01/05/22                            BRL  4,250           1,598
         12.250%, 03/06/30                                   195             265
         11.000%, 08/17/40                                34,185          39,656
         10.250%, 01/10/28                            BRL  1,250             423
         10.125%, 05/15/27                                 4,970           5,976
         8.875%, 10/14/19                                    200             209
         8.875%, 04/15/24                                  2,475           2,685
         8.750%, 02/04/25                                  5,388           5,711
         8.500%, 09/24/12                             EUR  2,855           3,650
         8.250%, 01/20/34                                  4,145           4,228
         8.000%, 01/15/18 (E)                             11,740          11,858
         7.875%, 03/07/15                                    900             909
         7.125%, 01/20/37                                 10,235           9,519
         6.000%, 01/17/17                                  5,930           5,396

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   GTL Trade Finance
         7.250%, 10/20/17 (A)                              3,335   $       2,792
   National Development
         6.369%, 06/16/18 (A)                              3,905           3,319
   Petrobras International Finance
         5.875%, 03/01/18                                  1,410           1,220
   Usiminas Commercial
         7.250%, 01/18/18                                    790             689
                                                                   -------------
                                                                         115,653
                                                                   -------------
BULGARIA -- 0.1%
   Bulgaria Government International Bond
         8.250%, 01/15/15                                    876             831
                                                                   -------------
CHILE -- 0.1%
   Codelco
         6.375%, 11/30/12                                  1,170           1,191
                                                                   -------------
CHINA -- 0.0%
   Citic Resources Finance
         6.750%, 05/15/14 (A)                                250             155
                                                                   -------------
COLOMBIA -- 5.0%
   BanColombia
         6.875%, 05/25/17                                    365             295
   Bogota District Capital
         9.750%, 07/26/28 (A)                      COP 1,872,000             606
   Colombia Government
      International Bond
         6.364%, 12/17/08 (B)                              1,170           1,088
   EEB International
         8.750%, 10/31/14 (A)                                320             274
   Republic of Colombia
         11.750%, 02/25/20                                 4,868           5,817
         10.375%, 01/28/33                                   450             497
         9.850%, 06/28/27                          COP 6,879,000           2,408
         8.375%, 02/15/27                                  3,100           2,883
         8.250%, 12/22/14                                  5,330           5,357
         8.125%, 05/21/24                                  6,130           5,732
         7.375%, 09/18/37 (E)                              8,230           6,831
         7.375%, 01/27/17                                  9,995           9,220
         3.949%, 02/17/09 (B)                                225             189
   TGI International
         9.500%, 10/03/17 (A)                                620             502
                                                                   -------------
                                                                          41,699
                                                                   -------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
         9.040%, 01/23/18                                    410             222
         8.625%, 04/20/27                                  1,005             482


                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   Standard Bank
         15.000%, 03/12/12 (A)                               446   $         308
   Standard Bank, Ser E MTN
         8.125%, 07/20/09 (B)                                509             469
                                                                   -------------
                                                                           1,481
                                                                   -------------
ECUADOR -- 0.2%
   Republic of Ecuador Registered
         10.000%, 08/15/30                                 5,100           1,342
         9.375%, 12/15/15                                    750             225
         4.896%, 11/15/12                                    286              83
                                                                   -------------
                                                                           1,650
                                                                   -------------
EL SALVADOR -- 1.2%
   Republic of El Salvador
         8.250%, 04/10/32                                  6,205           3,723
         7.750%, 01/24/23                                    865             735
         7.650%, 06/15/35                                  9,199           5,244
                                                                   -------------
                                                                           9,702
                                                                   -------------
GABON -- 0.2%
   Gabonese Republic
         8.200%, 12/12/17 (A)                              3,675           2,058
                                                                   -------------
GEORGIA -- 0.2%
   Republic of Georgia
         7.500%, 04/15/13                                  2,150           1,279
                                                                   -------------
GHANA -- 0.3%
   Republic of Ghana
         8.500%, 10/04/17 (A)                              4,180           2,341
                                                                   -------------
INDIA -- 0.2%
   Vedanta Resources
         9.500%, 07/18/18 (A)                              4,025           1,972
                                                                   -------------
INDONESIA -- 4.6%
   Majapahit Holding
         7.875%, 06/29/37 (A)                                615             264
         7.750%, 10/17/16 (A)                              1,300             754
         7.750%, 10/17/16                                    200             117
         7.250%, 10/17/11 (A)                                885             655
         7.250%, 06/28/17 (A)                                840             403
   Republic of Indonesia
         8.500%, 10/12/35                                  5,960           3,823
         7.750%, 01/17/38                                 19,825          12,540
         7.500%, 01/15/16                                  6,240           4,565
         7.250%, 04/20/15 (A)                                350             259
         7.250%, 04/20/15                                  6,820           5,052
         6.875%, 03/09/17                                    920             614
         6.875%, 01/17/18                                    550             367

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
         6.875%, 01/17/18 (A) (E)                          5,880   $       3,822
         6.750%, 03/10/14 (A)                              1,400           1,058
         6.750%, 03/10/14                                  3,550           2,670
         6.625%, 02/17/37 (A)                                625             344
         6.625%, 02/17/37                                  1,950           1,084
                                                                   -------------
                                                                          38,391
                                                                   -------------
IRAQ -- 1.1%
   Republic of Iraq
         5.800%, 01/15/28                                 22,950           9,180
                                                                   -------------
ISRAEL -- 0.1%
   Israel Electric MTN
         7.250%, 01/15/19                                    555             498
                                                                   -------------
JAMAICA -- 0.0%
   Digicel Group
         8.875%, 01/15/15 (A)                                450             232
                                                                   -------------
KAZAKHSTAN -- 1.9%
   HSBK Europe
         9.250%, 10/16/13 (A)                              1,200             912
         7.250%, 05/03/17                                    200             123
         7.250%, 05/03/17 (A)                                300             171
   Kazkommerts International MTN
         8.000%, 11/03/15                                    400             190
         7.500%, 11/29/16                                  4,100           1,722
         7.500%, 11/29/16 (A)                                400             176
   KazMunaiGaz Finance MTN
         9.125%, 07/02/18 (A)                             11,900           7,973
         8.375%, 07/02/13 (A)                              5,650           4,294
                                                                   -------------
                                                                          15,561
                                                                   -------------
LEBANON -- 0.1%
   Lebanese Republic Registered MTN
         8.250%, 04/12/21                                    760             623
                                                                   -------------
MALAYSIA -- 1.4%
   Petroliam Nasional
         7.750%, 08/15/15                                  1,460           1,472
         7.625%, 10/15/26                                    430             411
   Petronas Capital
         7.000%, 05/22/12                                  4,090           4,095
   Petronas Capital Registered
         7.875%, 05/22/22                                  5,665           5,880
                                                                   -------------
                                                                          11,858
                                                                   -------------
MEXICO -- 5.2%
   Grupo Televisa
         6.000%, 05/15/18 (A)                                600             485


                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                    400   $         301
         5.750%, 03/01/18 (A)                                505             412
         5.750%, 03/01/18                                  1,165             951
   United Mexican States
         8.375%, 01/14/11                                  3,050           3,286
         8.300%, 08/15/31                                  6,660           6,819
         7.500%, 01/14/12                                  4,350           4,562
         6.625%, 03/03/15                                  3,750           3,675
         6.375%, 01/16/13                                  4,700           4,747
         6.050%, 01/11/40                                  1,390           1,070
         5.625%, 01/15/17 (E)                              8,428           7,501
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                  6,263           5,605
         5.875%, 01/15/14                                  4,350           4,133
                                                                   -------------
                                                                          43,547
                                                                   -------------
NIGERIA -- 0.4%
   Citigroup Funding
         10.000%, 01/03/17(B)                              1,496           1,011
         6.000%, 05/18/15 (A)                                700             543
   UBS
         0.013%, 02/28/09 (A) (B)                            800             824
   UBS Jersey Branch MTN
         6.296%, 11/03/09 (A) (B)                          1,180           1,216
                                                                   -------------
                                                                           3,594
                                                                   -------------
NORWAY -- 0.3%
   Sea Production
         7.054%, 02/14/09                                  5,000           2,250
                                                                   -------------
OMAN -- 0.1%
   Blue City Investments
         13.750%, 11/07/13 (I) (J)                           500             430
                                                                   -------------
PAKISTAN -- 0.2%
   Pakistan Mobile Communications
         8.625%, 11/13/13 (A)                                330             116
   Republic of Pakistan
         7.125%, 03/31/16 (A)                              1,150             420
         7.125%, 03/31/16                                    260             100
         6.875%, 06/01/17                                  2,780             986
                                                                   -------------
                                                                           1,622
                                                                   -------------
PANAMA -- 2.6%
   Republic of Panama
         9.375%, 01/16/23                                    595             585
         9.375%, 04/01/29                                  6,975           6,940
         8.875%, 09/30/27                                  4,400           4,224
         8.125%, 04/28/34                                    940             818
         7.250%, 03/15/15                                  7,235           6,837
         6.700%, 01/26/36                                  3,395           2,648
                                                                   -------------
                                                                          22,052
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
PERU -- 2.9%
   Interoceanica IV Finance
         3.810%, 11/30/25 (A) (F)                            787   $         318
         3.638%, 11/30/18 (A) (F)                            370             177
   Peru Enhanced Pass-Thru
         6.065%, 06/02/25 (A) (F)                            250              55
         3.936%, 05/31/18 (A) (F)                          1,657             876
   Republic of Peru
         9.875%, 02/06/15                                      5               5
         8.375%, 05/03/16                                  2,825           2,889
         8.750%, 11/21/33                                    830             830
         7.350%, 07/21/25                                 15,510          13,998
         6.550%, 03/14/37                                  6,010           4,718
                                                                   -------------
                                                                          23,866
                                                                   -------------
PHILIPPINES -- 5.8%
   National Power
         9.625%, 05/15/28                                  1,100             781
         6.875%, 11/02/16 (A)                                870             653
   Republic of Philippines
         10.625%, 03/16/25                                 3,510           3,756
         9.875%, 01/15/19                                    500             520
         9.500%, 10/21/24                                    200             186
         9.500%, 02/02/30                                  4,195           4,237
         9.375%, 01/18/17                                 10,240          10,240
         9.000%, 02/15/13                                    500             495
         8.875%, 03/17/15                                    400             400
         8.250%, 01/15/14                                  3,075           2,967
         8.000%, 01/15/16                                  9,540           8,872
         7.750%, 01/14/31 (E)                              6,836           6,152
         7.500%, 09/25/24                                 10,259           8,720
                                                                   -------------
                                                                          47,979
                                                                   -------------
RUSSIA -- 13.8%
   ABN Amro Bank
         9.625%, 03/01/13                                  1,500           1,236
   Alfa Dividend Payment Rights
      Finance MTN
         4.719%, 12/15/08 (A) (B)                            306             199
   Alfa Invest MTN
         9.250%, 06/24/13 (A)                              1,200             600
   Gaz Capital MTN
         6.510%, 03/07/22                                    220             126
         6.212%, 11/22/16                                  2,000           1,191
   Gaz Capital for Gazprom
      Registered MTN
         8.625%, 04/28/34                                  2,950           2,213
   GPB Eurobond Finance for
      Gazprombank
         6.500%, 09/23/15                                    800             406
   Kazan Orgsintez
         9.250%, 10/30/11                                    330              83

                                                  Face Amount(1)    Market Value
Description                                        (Thousands)     ($ Thousands)
-----------                                       --------------   -------------
   Kuznetski (Bank of Moscow)
         8.961%, 05/25/09 (B) (C)                          1,300   $         470
   Lukoil International Finance
         6.656%, 06/07/22 (A)                                405             192
   RSHB Capital
         7.175%, 05/16/13                                    540             365
         6.299%, 05/15/17 (A)                                100              51
   RSHB Capital for Russian
      Agricultural Bank
         7.750%, 05/29/18 (A)                              1,100             651
         7.750%, 05/29/18                                    400             205
         7.125%, 01/14/14 (A)                              2,010           1,282
   Russian Federation Registered
         12.750%, 06/24/28                                 9,375          10,593
         7.500%, 03/31/30 (E)                             97,358          80,807
   Steel Capital for OAO Severstal
         9.750%, 07/29/13 (A)                                395             170
   Teorema Holding
         11.000%, 10/27/09 (I) (J)                         2,000           1,000
   TransCapital (Transneft)
         8.700%, 08/07/18 (A)                              3,210           1,830
         7.700%, 08/07/13 (A)                                150             101
         6.103%, 06/27/12 (A)                                600             433
   UBS (Vimpelcom)
         8.250%, 05/23/16                                    690             311
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18                                    700              --
         9.125%, 04/30/18 (A)                              2,200             968
         8.375%, 04/30/13 (A)                              1,400             770
   VTB Capital
         6.875%, 05/29/18 (A)                              4,170           2,533
         6.875%, 05/29/18                                  3,950           2,454
         6.609%, 10/31/12 (A)                              3,500           2,205
   VTB Capital for Vneshtorgbank
         7.815%, 02/04/09 (B) (C)                          1,795           1,490
                                                                   -------------
                                                                         114,935
                                                                   -------------
SINGAPORE -- 0.1%
   DBS Bank MTN
         5.000%, 05/15/09 (A) (B)                            195             138
   United Overseas Bank
         5.375%, 03/03/09 (A) (B)                          1,050             831
                                                                   -------------
                                                                             969
                                                                   -------------
SOUTH AFRICA -- 0.8%
   Republic of South Africa
         8.500%, 06/23/17                                    815             725
         6.500%, 06/02/14                                  4,105           3,490
         5.875%, 05/30/22                                  3,205           2,358
                                                                   -------------
                                                                           6,573
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
SOUTH KOREA -- 0.1%
   Shinhan Bank
         6.819%, 03/20/09 (B)                                590   $         311
   Woori Bank
         6.208%, 05/02/37                                    560             305
                                                                   -------------
                                                                             616
                                                                   -------------
SUPRA-NATIONAL -- 0.2%
   European Investment Bank MTN
         10.000%, 01/28/11                         TRY     3,630           2,033
                                                                   -------------
THAILAND -- 0.1%
   Bangkok Bank
         9.025%, 03/15/29                                    370             286
   True Move
         10.750%, 12/16/13 (A)                               850             349
         10.375%, 08/01/14 (A)                             1,700             561
                                                                   -------------
                                                                           1,196
                                                                   -------------
TRINIDAD & TOBAGO -- 0.3%
   Petroleum of Trinidad & Tobago
         6.000%, 05/08/22                                  1,775           1,425
         6.000%, 05/08/22 (A)                                900             740
                                                                   -------------
                                                                           2,165
                                                                   -------------
TUNISIA -- 0.1%
   Banque Centrale de Tunisie
         7.375%, 04/25/12                                  1,260           1,225
                                                                   -------------
TURKEY -- 5.0%
   Republic of Turkey
         14.000%, 01/19/11                                   460             262
         11.875%, 01/15/30                                 1,275           1,689
         10.000%, 02/15/12                                   550             288
         9.500%, 01/15/14                                    300             300
         8.000%, 02/14/34                                  1,300           1,066
         7.375%, 02/05/25                                  7,610           6,281
         7.250%, 03/15/15                                  9,395           8,269
         7.250%, 03/05/38                                  5,745           4,337
         7.000%, 09/26/16                                  2,785           2,367
         7.000%, 03/11/19                                  1,900           1,520
         6.875%, 03/17/36                                  9,805           6,864
         6.750%, 04/03/18                                 10,030           8,124
                                                                   -------------
                                                                          41,367
                                                                   -------------
UKRAINE -- 2.0%
   Credit Suisse First Boston for
      City of Kiev
         8.000%, 11/06/15                                    750             267

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
   Credit Suisse First Boston International
      (Export/Import -- Ukraine)
         7.650%, 09/07/11                                    500   $         210
         6.800%, 10/04/12                                    550             220
   Government of Ukraine Registered
         7.650%, 06/11/13                                  6,180           3,181
         6.875%, 03/04/11                                    400             240
         6.875%, 03/04/11 (A)                              3,825           2,180
         6.750%, 11/14/17                                  2,290             845
         6.580%, 11/21/16                                 10,660           4,113
   HSBC Bank (Ukrsibbank)
         7.750%, 12/21/11                                    400             180
   Naftogaz Ukrainy
         8.125%, 09/30/09                                    600             330
   Springvale Holdings
         9.181%, 09/07/09 (B) (I) (J)                      1,000             150
   UK Private Bank
         8.000%, 02/06/12 (A)                                800             280
   Ukraine Government International Bond
         6.875%, 03/04/11                                  1,550             884
         6.450%, 02/05/09 (B)                              4,060           3,045
         6.385%, 06/26/12                                  1,500             786
                                                                   -------------
                                                                          16,911
                                                                   -------------
UNITED ARAB EMIRATES -- 0.8%
   HSBC Bank Middle East MTN
         5.331%, 04/30/09 (B)                      AED    16,500           3,526
   Jafz Sukuk
         5.681%, 05/27/09 (B)                      AED    20,000           3,553
                                                                   -------------
                                                                           7,079
                                                                   -------------
URUGUAY -- 3.4%
   Republic of Uruguay
         9.250%, 05/17/17                                  8,870           7,806
         8.000%, 11/18/22                                 19,247          15,378
         7.875%, 01/15/33                                  2,700           1,964
         7.625%, 03/21/36                                  1,751           1,252
   Republic of Uruguay PIK
         7.875%, 01/15/33                                  2,606           1,896
                                                                   -------------
                                                                          28,296
                                                                   -------------
VENEZUELA -- 7.3%
   Government of Venezuela
         13.625%, 08/15/18                                 1,200             888
         10.750%, 09/19/13                                 5,115           3,632
         9.375%, 01/13/34                                 13,925           7,171
         9.250%, 05/07/28                                 16,025           8,316
         9.250%, 09/15/27                                  7,725           4,867
         9.000%, 05/07/23                                  7,970           3,945
         8.500%, 10/08/14                                  2,820           1,622
         7.650%, 04/21/25 (E)                             13,920           6,334
         6.000%, 12/09/20                                  4,475           1,880

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                        Face
                                                     Amount(1)
                                                   (Thousands)/     Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
         5.750%, 02/26/16                                  6,485   $       2,967
         5.375%, 08/07/10                                  6,905           5,671
         5.059%, 01/22/09 (B)                             16,800          10,583
   Government of Venezuela Registered
         7.000%, 12/01/18                                  2,005             922
   Petroleos de Venezuela
         5.375%, 04/12/27                                  4,605           1,566
         5.250%, 04/12/17                                    800             304
                                                                   -------------
                                                                          60,668
                                                                   -------------
VIETNAM -- 0.1%
   Socialist Republic of Vietnam
         6.875%, 01/15/16                                  1,585           1,221
                                                                   -------------
YEMEN -- 0.1%
   Pemberley SPV Finance 2008
      Yemen MTN
         11.500%, 02/19/14 (I) (J)                         1,100           1,045
         0.000%, 02/25/20 (F) (I) (J)                      1,100              --
                                                                   -------------
                                                                           1,045
                                                                   -------------
Total Global Bonds
   (Cost $978,929) ($ Thousands)                                         717,744
                                                                   -------------
DEPOSIT WITH COUNTERPARTY AS
COLLATERAL FOR SWAP CONTRACTS (H) -- 1.6%
UNITED STATES -- 1.6%
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                              940             940
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                              600             600
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                            2,400           2,400
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                              600             600
   Deposits with Deutsche Bank
      as Collateral for Swap Contract
      Outstanding                                  BRL       659             288
   Deposits with Deutsche Bank
      as Collateral for Swap Contract
      Outstanding                                  BRL     7,115           3,111
   Deposits with Goldman Sachs
      as Collateral for Swap Contract
      Outstanding                                  BRL     1,876             820
   Deposits with Merrill Lynch
      as Collateral for Swap Contract
      Outstanding                                          1,803           1,803


                                                        Face
                                                     Amount(1)
                                                   (Thousands)/     Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
   Deposits with Merrill Lynch
      as Collateral for Swap Contract
      Outstanding                                  NGN   285,300   $       2,391
   Deposits with Standard Bank
      as Collateral for Swap Contract
      Outstanding                                             72              72
   Deposits with UBS as Collateral
      for Swap Contract Outstanding                ILS        21               5
                                                                   -------------
Total Deposit with Counterparty
   as Collateral for Swap Contracts
   (Cost $14,401) ($ Thousands)                                           13,030
                                                                   -------------
LOAN PARTICIPATIONS -- 1.4%
GERMANY -- 0.1%
   Rike
         10.000%, 08/17/11                                 1,200             900
                                                                   -------------
NIGERIA -- 0.3%
   Oando
         13.900%, 02/23/10                         NGN   229,710           1,279
         13.900%, 03/02/10                         NGN   229,710           1,279
                                                                   -------------
                                                                           2,558
                                                                   -------------
RUSSIA -- 0.3%
   Snegri Overseas
         10.500%, 04/21/10                                 2,600           2,600
                                                                   -------------
SINGAPORE -- 0.3%
   Neptune
         0.000%, 12/05/08 (I) (J)                          2,738           2,738
                                                                   -------------
TURKEY -- 0.4%
   Cukurova, Ser B
         10.973%, 05/01/12 (I) (J)                         3,850           2,925
                                                                   -------------
Total Loan Participations
   (Cost $14,301) ($ Thousands)                                           11,721
                                                                   -------------
PURCHASED OPTIONS -- 0.1%
BRAZIL -- 0.0%
   December 2008 BRL Call,
      Expires 12/20/08
      Strike Price $1.71*                              9,690,000              --
   December 2008 BRL Call,
      Expires 12/20/08
      Strike Price $1.71*                              9,720,000              --
   January 2009 BRL Call,
      Expires 01/17/09
      Strike Price $1.71*                              7,843,000               1
                                                                   -------------
                                                                               1
                                                                   -------------


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2008


                                                                    Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
UNITED STATES -- 0.1%
   June 2009 Call,
      Expires 06/20/09
      Strike Price $1.20*                             26,000,000   $          96
   June 2009 Call,
      Expires 06/20/09
      Strike Price $1.03*                             26,000,000             122
   June 2009 Call,
      Expires 06/20/09
      Strike Price $1.24*                             26,000,000              97
   June 2009 Call,
      Expires 06/20/09
      Strike Price $0.80*                             26,000,000             150
   May 2009 Call,
      Expires 05/16/09
      Strike Price $1.04*                             26,000,000             121
   May 2009 Call,
      Expires 05/16/09
      Strike Price $1.12*                             26,000,000             104
   May 2009 Call,
      Expires 05/16/09
      Strike Price $1.04*                             26,000,000             115
   May 2009 Call,
      Expires 05/16/09
      Strike Price $1.22*                             26,000,000             100
                                                                   -------------
                                                                             905
                                                                   -------------
Total Purchased Options
   (Cost $1,216) ($ Thousands)                                               906
                                                                   -------------

                                                     Number of
                                                      Warrants
                                                   -------------
WARRANTS -- 0.0%
RUSSIA -- 0.0%
   Teorema Holding A,
      Expires 10/27/11* (I) (J)                              136              75
   Teorema Holding B,
      Expires 10/27/11* (I) (J)                              272             156
                                                                   -------------
Total Warrants
   (Cost $47) ($ Thousands)                                                  231
                                                                   -------------

                                                      Shares/       Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
AFFILIATED PARTNERSHIP -- 3.4%
UNITED STATES -- 3.4%
   SEI Liquidity Fund, L.P.,
      1.630%**+ (G)                                   29,201,596   $      28,823
                                                                   -------------
Total Affiliated Partnership
   (Cost $29,202) ($ Thousands)                                           28,823
                                                                   -------------
Total Investments -- 92.6%
   (Cost $1,038,096) ($ Thousands)                                 $     772,455
                                                                   =============
WRITTEN OPTIONS -- 0.0%
BRAZIL -- 0.0%
   December 2008 BRL Call,
      Expires 12/20/08,
      Strike Price $1.61                              (9,120,000)  $          --
   December 2008 BRL Call,
      Expires 12/20/08,
      Strike Price $1.57                              (8,917,600)             --
   December 2008 BRL Call,
      Expires 12/20/08,
      Strike Price $1.61                              (9,150,000)             --
   January 2009 BRL Call,
      Expires 01/17/09,
      Strike Price $1.61                              (7,383,000)             (1)
                                                                   -------------
Total Written Options
   (Premiums Received $240) ($ Thousands)                          $          (1)
                                                                   -------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

A summary of outstanding swap agreements held by the Fund at November 30, 2008, is as follows (See Note 2 in Notes to Financial Statements):

                               TOTAL RETURN SWAPS

                                                                                                                    NET UNREALIZED
                                                                                                                     APPRECIATION
                                                                                        TERMINATION NOTIONAL AMOUNT (DEPRECIATION)
COUNTERPARTY  REFERENCE ENTITY/OBLIGATION             FUND PAYS           FUND RECEIVES     DATE    (THOUSANDS)(1)   ($ THOUSANDS)
------------- --------------------------- ------------------------------- ------------- ----------- --------------- --------------
Standard Bank Federal Government of
              Nigeria 17.000%, 12/16/08   Cash Deposit Of Notional Amount  Price Return   12/16/08  BRL     9,152      $     1
Goldman Sachs Federative Republic of
              Brazil, 10.000%, 01/01/17   Cash Deposit Of Notional Amount  Price Return   01/01/17  BRL     1,850         (100)
Deutsche Bank Federative Republic of
              Brazil, 6.000%, 05/15/17    Cash Deposit Of Notional Amount  Price Return   08/15/10  BRL     4,411         (332)
Deutsche Bank Federative Republic of
              Brazil, 6.000%, 08/15/10    Cash Deposit Of Notional Amount  Price Return   08/15/10  BRL       400           12
Merrill Lynch Solar Gardens Ltd. Term
              Loan Credit Facility        Cash Deposit Of Notional Amount  Price Return   12/30/09  NGN   285,300         (748)
Merrill Lynch Zaporozh Term Loan,
              9.784%, 12/31/10            Cash Deposit Of Notional Amount  Price Return   12/31/10  NGN     1,775         (598)
                                                                                                                       -------
                                                                                                                       $(1,765)
                                                                                                                       =======

                              CREDIT DEFAULT SWAPS

                                                                                                                   NET UNREALIZED
                                                                                                                    APPRECIATION
                                                                       (PAYS)/                     NOTIONAL AMOUNT (DEPRECIATION)
COUNTERPARTY  REFERENCE ENTITY/OBLIGATION       BUY/SELL PROTECTION RECEIVES RATE TERMINATION DATE    (THOUSANDS)  ($ THOUSANDS)
-----------------------------------------       ------------------- ------------- ---------------- --------------- --------------
Credit Suisse JSC Gazprom 8.625% 04/28/34               Sell             1.37         08/20/16           (600)        $ (201)
Credit Suisse Naftogaz Ukrainy, 8.125% 09/30/09         Sell             5.75         12/20/08           (940)             2
Credit Suisse Naftogaz Ukrainy, 8.125% 09/30/09         Sell             5.75         12/20/09         (2,400)          (573)
Credit Suisse Naftogaz Ukrainy, 8.125% 09/30/09         Sell             5.20         12/20/11           (600)          (260)
                                                                                                                     -------
                                                                                                                     $(1,032)
                                                                                                                     =======

                               INTEREST RATE SWAPS

                                                                                                     NET UNREALIZED
                                                                                   NOTIONAL AMOUNT    DEPRECIATION
COUNTERPARTY              FUND PAYS             FUND RECEIVES   TERMINATION DATE     (THOUSANDS)     ($ THOUSANDS)
------------    -----------------------------   -------------   ----------------   ---------------   --------------
Deutsche Bank   Brazil Interbank Deposit Rate       14.64%          01/02/12       BRL       7,297       $ (48)
Deutsche Bank   Brazil Interbank Deposit Rate       15.16%          01/02/12       BRL      15,245           2
Deutsche Bank   Brazil Interbank Deposit Rate       14.17%          01/02/12       BRL       7,036         (98)
HSBC            Brazil Interbank Deposit Rate       14.61%          01/02/12       BRL       2,655         (19)
                                                                                                         -----
                                                                                                         $(163)
                                                                                                         =====

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                              NUMBER OF                   UNREALIZED
         TYPE OF              CONTRACTS    EXPIRATION    APPRECIATION
         CONTRACT           LONG (SHORT)      DATE      ($ THOUSANDS)
-------------------------   ------------   ----------   -------------
U.S. 5-Year Treasury Note        38         Mar-2009        $ 19
U.S. Long Treasury Bond         115         Mar-2009         178
                                                            ----
                                                            $197
                                                            ====

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008, is as follows:

                                                    UNREALIZED
                     CURRENCY       CURRENCY       APPRECIATION
    MATURITY        TO DELIVER     TO RECEIVE     (DEPRECIATION)
      DATE         (THOUSANDS)     (THOUSANDS)     ($ THOUSANDS)
---------------   -------------   -------------   --------------
12/2/08           USD     3,540   BRL     7,711       $ (168)
12/2/08-1/5/09    BRL    50,653   USD    22,077           33
12/2/08-1/16/09   EUR    16,315   USD    24,225        3,534
12/8/08-1/14/09   MXP    67,055   USD     5,061           44
12/8/08-1/21/09   USD     6,378   MXP    85,590            9
12/11/08          KRW 2,977,223   USD     2,700          661
12/11/08          USD     2,450   KRW 2,977,223         (411)
12/18/08          TRY     3,500   USD     2,097         (122)
1/16/09           USD     7,748   EUR     5,682         (543)
                                                      ------
                                                      $3,037
                                                      ======

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)
November 30, 2008

Percentages are based on a Net Assets of $833,833 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (see Note 3).

(1)  In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Variable Rate Security -- The rate reported is the rate in effects as of November 30, 2008. The date reported is the next reset date.

(C) Step Bonds -- The rate reported is the effective yield on November 30, 2008. The coupon on a step bond changes on a specified date.

(D)  Security in default on interest payments.

(E) This security or a partial position of this security is on loan at November 30, 2008. The total value of securities on loan at November 30, 2008 was $26,873 ($ Thousands).

(F) Zero coupon security. The rate reported is the effective yield at time of purchase.

(G) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of November 30, 2008 was $28,823 ($ Thousands).

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(I) Securities considered illiquid. The total value of such securities as of November 30, 2008 was $9,738 ($ Thousands) and represented 1.17% of net assets (see Note 3).

(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2008 was $9,738 ($ Thousands) and represented 1.17% of net assets.

AED     -- United Arab Emirates Dirham

BRL     -- Brazilian Real

COP     -- Colombian Peso

DEM     -- German Mark

EURIBOR -- Euro London Interbank Offered Rate

EUR     -- Euro

ILS     -- Israeli New Sheckels

KRW     -- South Korean Won

LIBOR   -- London Interbank Offered Rate

MTN     -- Medium Term Note

MXP     -- Mexican Peso

NGN     -- Nigerian Naira

PIK     -- Payment-in-Kind

Ser     -- Series

TRY     -- New Turkish Lira

USD     -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Real Return Plus Fund
November 30, 2008

SECTOR WEIGHTINGS+++:

                                   (BAR CHART)

U.S. Treasury Obligations    96.2%
Short-Term Investments        3.8%

+++ Percentages based on total investments.

                                             Face Amount        Market Value
Description                             ($ Thousands)/Shares   ($ Thousands)
-----------                             --------------------   -------------
U.S. TREASURY OBLIGATIONS -- 94.4%
   U.S. Treasury Bills (A) (B)
         1.521%, 04/23/09                      $ 3,800           $  3,796
         0.632%, 05/14/09                          200                199
         0.229%, 01/15/09                        3,095              3,095
   U.S. Treasury Inflation-Protected
      Securities
         4.250%, 01/15/10                        2,250              2,202
         3.500%, 01/15/11                          300                289
         3.375%, 01/15/12                        5,342              5,176
         3.000%, 07/15/12                        6,659              6,366
         2.625%, 07/15/17                        7,165              6,801
         2.500%, 07/15/16                       23,886             21,946
         2.375%, 04/15/11 to 01/15/17           52,888             49,143
         2.000%, 04/15/12 to 01/15/16           94,631             84,816
         1.875%, 07/15/13 to 07/15/15           15,012             13,568
         1.625%, 01/15/15 to 01/15/18           35,000             30,780
         1.375%, 07/15/18                        9,347              8,372
         0.875%, 04/15/10                       22,651             21,060
         0.625%, 04/15/13                          330                307
                                                                 --------
Total U.S. Treasury Obligations
   (Cost $278,798) ($ Thousands)                                  257,916
                                                                 --------
CASH EQUIVALENT -- 3.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 1.620%*+                        10,309,540             10,310
                                                                 --------
Total Cash Equivalent
   (Cost $10,310) ($ Thousands)                                    10,310
                                                                 --------
Total Investments -- 98.2%
   (Cost $289,108) ($ Thousands)                                 $268,226
                                                                 ========

A summary of the open futures contracts held by the Fund at November 30, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
Amsterdam Index                 27        Dec-2008        $    50
Australian 10-Year Bond       (241)       Dec-2008         (1,025)
Australian 10-Year Bond         31        Dec-2008            173
CAC40 10 Euro                  (29)       Dec-2008            (35)
CAC40 10 Euro                    2        Dec-2008              4
Canadian 10-Year Bond         (102)       Mar-2009           (115)
Canadian 10-Year Bond           36        Mar-2009             41
Dax Index                        1        Dec-2008            (15)
Dax Index                        9        Dec-2008           (246)
DJ Euro Stoxx 50 Index           8        Dec-2008             (7)
Euro-Bund                      (29)       Dec-2008           (212)
Euro-Bund                       25        Dec-2008            241
Euro-Schatz                     27        Dec-2008             15
FTSE Index                      (5)       Dec-2008             62
FTSE Index                       8        Dec-2008            (51)
Hang Seng Index                  5        Dec-2008             54
Hang Seng Index                (10)       Dec-2008            (62)
IBEX Index                       1        Dec-2008              7
IBEX Index                     (20)       Dec-2008           (127)
Japan 10-Year Bond              (9)       Dec-2008           (207)
Japan 10-Year Bond              11        Dec-2008            184
Long Gilt 10-Year Bond          11        Mar-2009             19
Long Gilt 10-Year Bond         (17)       Mar-2009            (32)
NASDAQ 100 E-Mini               (9)       Dec-2008             32
Russell E-Mini                  (5)       Dec-2008            109
S&P 500 Composite Index         11        Dec-2008           (830)
S&P 500 E-Mini                  13        Dec-2008           (152)
S&P/MIB Index                   18        Dec-2008           (753)
S&P/TSE 60 Index               (29)       Dec-2008            948
SPI 200 Index                   60        Dec-2008           (270)
Topix Index                    (59)       Dec-2008            943
U.S. 10-Year Note               (4)       Mar-2009            (15)
U.S. 2-Year Note                31        Mar-2009             44
U.S. Long Treasury Bond        101        Mar-2009            232
                                                          -------
                                                          $  (996)
                                                          =======

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2008 is as follows (see Note 2 in Notes to Financial Statements):

                                                          UNREALIZED
                      CURRENCY TO       CURRENCY TO      APPRECIATION
MATURITY                DELIVER           RECEIVE       (DEPRECIATION)
  DATE                (THOUSANDS)       (THOUSANDS)      ($ THOUSANDS)
--------            ---------------   ---------------   --------------
12/15/08            DKK       6,400   USD       1,192       $   102
12/15/08            NOK     116,456   USD      17,666         1,058
12/15/08            SGD      54,466   USD      37,909         1,789
12/15/08            USD       1,157   DKK       6,400           (68)
12/15/08            USD      15,438   NOK      90,611        (2,516)
12/15/08            USD      50,183   SGD      71,904        (2,499)
12/15/08-12/17/08   AUD      16,627   USD      13,271         2,456
12/15/08-12/17/08   CAD      10,910   USD      10,093         1,301
12/15/08-12/17/08   CHF      14,529   USD      12,856           878
12/15/08-12/17/08   EUR      25,315   USD      34,882         2,771
12/15/08-12/17/08   GBP      18,020   USD      31,637         3,988
12/15/08-12/17/08   JPY   1,536,903   USD      15,111        (1,042)
12/15/08-12/17/08   NZD      19,250   USD      12,103         1,577
12/15/08-12/17/08   SEK      60,043   USD       8,533         1,119
12/15/08-12/17/08   USD      12,210   AUD      16,672        (1,365)
12/15/08-12/17/08   USD      11,399   CAD      12,976          (941)
12/15/08-12/17/08   USD      16,311   CHF      18,484        (1,072)
12/15/08-12/17/08   USD      25,755   EUR      19,008        (1,644)
12/15/08-12/17/08   USD      25,580   GBP      14,599        (3,181)
12/15/08-12/17/08   USD      15,531   JPY   1,620,569         1,502
12/15/08-12/17/08   USD      13,297   NZD      20,615        (2,025)
12/15/08-12/17/08   USD      11,663   SEK      82,670        (1,455)
                                                            -------
                                                            $   733
                                                            =======

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Plus Fund (Concluded)
November 30, 2008

Percentages are based on a Net Assets of $273,090 ($ Thousands).

*    Rate shown is the 7-day effective yield as of November 30, 2008.

+    Investment in Affiliated Security (See Note 3).

(A)  The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD   -- Australian Dollar

CAD   -- Canadian Dollar

CHF   -- Swiss Franc

DKK   -- Danish Krone

EUR   -- Euro

GBP   -- British Pound Sterling

JPY   -- Japanese Yen

NOK   -- Norwegian Krone

NZD   -- New Zealand Dollar

SEK   -- Swedish Krone

SGD   -- Singapore Dollar

USD   -- U.S. Dollar


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                      This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

November 30, 2008 (Unaudited)

                                                                                              LARGE CAP           LARGE CAP
                                                                                              DIVERSIFIED         DISCIPLINED
                                                                          LARGE CAP             ALPHA               EQUITY
                                                                             FUND                FUND                FUND
                                                                      -----------------   -----------------   ------------------
ASSETS:
       Investments at value                                             $    236,405*       $    301,586        $    4,558,007*
       Affiliated investment, at value++                                      41,074              47,869             1,842,162
       Cash                                                                        1                 367                14,866
       Foreign currency, at value+++                                              --                   7                    --
       Cash held as collateral for future contracts and swap
          contracts                                                               --                  --                 4,612
       Receivable for fund shares sold                                        57,028                  --                30,322
       Receivable for investment securities sold                               1,130               2,383                32,770
       Dividends and interest receivable                                         637                 755                14,022
       Receivable for variation margin                                           105                 579                12,693
       Foreign tax reclaim receivable                                              1                  --                    --
       Unrealized gain on foreign spot currency contracts                         --                  --                    --
       Unrealized gain on forward foreign currency contracts                      --                  --                 2,455
       Swap contracts, at value++++                                               --                  --                    --
       Prepaid expenses                                                            4                   6                    88
                                                                        ------------        ------------        --------------
       Total Assets                                                          336,385             353,552             6,511,997
                                                                        ------------        ------------        --------------
LIABILITIES:
       Payable upon return on securities loaned                               32,767                  --               841,399
       Payable for investment securities purchased                             1,162               2,454                40,207
       Payable for fund shares redeemed                                          215                  14                 8,096
       Payable for variation margin                                               --                  --                    47
       Investment advisory fees payable                                           46                  82                   743
       Overdraft of Foreign currency, at value+++                                 --                  --                    --
       Margin call                                                                --                  --                    --
       Reverse repurchase agreements                                              --                  --                    --
       Swap contracts, at value++++                                               --                  --                    --
       Unrealized loss on foreign spot currency contracts                         --                  --                    --
       Unrealized loss on forward foreign currency contracts                      --                  --                 2,710
       Trustees fees payable                                                      --                  --                    --
       CCO fees payable                                                            1                   2                    27
       Accrued expense payable                                                    13                  30                   370
       Accrued foreign capital gains tax on appreciated
          securities                                                              --                  --                    --
                                                                        ------------        ------------        --------------
       Total Liabilities                                                      34,204               2,582               893,599
                                                                        ------------        ------------        --------------
       Net Assets                                                       $    302,181        $    350,970        $    5,618,398
                                                                        ------------        ------------        --------------
   +   Cost of investments                                                   311,032             409,109             5,721,299
  ++   Cost of affiliated investments                                         41,527              68,920             2,292,002
 +++   Cost of foreign currency                                                   --                   9                    --
++++   Premiums received                                                          --                  --                    --
   *   Includes market value of securities on loan                            31,751                  --               819,640
NET ASSETS:
       Paid-in Capital -- (unlimited authorization -- no par value)     $    499,089        $    610,378        $    9,290,243
       Undistributed (Distributions in excess of) net investment
          income                                                               1,015                (347)              (10,380)
       Accumulated net realized loss on investments, option
          contracts, swaptions, futures, securities sold short,
          swap contracts and foreign currency                               (122,658)           (115,351)           (1,774,687)
       Net unrealized depreciation on investments, securities
          sold short, option contracts and swaptions                         (75,080)           (128,574)           (1,613,132)
       Net unrealized appreciation (depreciation) on futures
          contracts                                                             (185)            (15,134)             (273,394)
       Net unrealized depreciation on swap contracts                              --                  --                    --
       Net unrealized depreciation on forward foreign currency
          contracts, foreign currencies and translation of other
          assets and liabilities denominated in foreign currencies                --                  (2)                 (252)
       Accumulated foreign capital gains tax on appreciated
          securities                                                              --                  --                    --
                                                                        ------------        ------------        --------------
       Net Assets                                                       $    302,181        $    350,970        $    5,618,398
                                                                        ------------        ------------        --------------
       Net Asset Value, Offering and Redemption Price Per Share --
          Class A                                                       $      11.67        $       5.97        $         7.17
                                                                     ($302,180,715 /     ($350,969,638 /     ($5,618,397,763 /
                                                                          25,887,620          58,773,290           783,514,891
                                                                              shares)             shares)               shares)
                                                                        ------------        ------------        --------------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                             SMALL/MID
    LARGE CAP                                   CAP             INTERNATIONAL        WORLD EQUITY
      INDEX             SMALL CAP             EQUITY               EQUITY               EX-US
      FUND                FUND                 FUND                 FUND                 FUND
----------------   ------------------   ------------------   ------------------   ------------------

  $    329,238*       $    828,228*       $    1,410,502*       $    755,330*       $   1,775,177*
        58,822             267,449               367,123              96,272              234,019
             4                  83                 1,035              24,822               32,716
            --                  41                    --               7,899               12,097

            --                  --                    --                  --                6,623
        57,028               1,252                37,107                 682               74,760
            26               8,874                25,072              34,686               60,671
           849               1,220                 2,658               2,797                 5,384
            50                 584                   416               2,023                 5,938
            --                   1                     1                 723                   717
            --                   1                     1                   6                    22
            --                  --                    --              24,611                14,491
            --                  --                    --                 579                    --
            --                  18                    25                  13                    29
 -------------       -------------       ---------------       -------------        --------------
       446,017           1,107,751             1,843,940             950,443             2,222,644
 -------------       -------------       ---------------       -------------        --------------

        56,319             235,577               318,626              61,885               114,445
        57,556               8,766                24,098              39,255                76,639
           130                 468                 1,845               1,234                 3,449
            15                   4                     7                  70                   140
             8                 372                   566                 237                   659
            --                  --                    66                  --                    --
            --                  --                    --                  75                    --
            --                  --                    --               4,679                10,209
            --                  --                    --                  --                12,922
            --                  --                    --                   8                    21
            --                  --                    --              27,123                15,767
            --                  --                    --                  --                    --
             1                   6                     7                   4                    10
            10                  67                    82                 208                   580

            --                  --                    --                  --                     1
 -------------       -------------       ---------------       -------------        --------------
       114,039             245,260               345,297             134,778               234,842
 -------------       -------------       ---------------       -------------        --------------
  $    331,978            $862,491        $    1,498,643            $815,665        $    1,987,802
 -------------       -------------       ---------------       -------------        --------------
       364,237           1,266,590             2,160,583           1,055,200             2,615,662
        59,654             273,955               374,904              97,331               236,000
            --                  41                   (68)              7,903                12,098
            --                  --                    --               1,408                 2,776
        54,604             224,442               303,935              58,412               109,001

  $    379,470        $  1,612,386        $    2,626,769        $  1,406,296        $    3,584,461

         1,391              13,005                12,904              21,060                30,635


       (11,367)           (318,984)             (381,365)           (298,557)             (746,797)

       (35,831)           (444,868)             (757,862)           (300,929)             (842,466)

        (1,685)                957                (1,798)             (8,640)              (21,101)
            --                  --                    --              (1,194)              (15,675)


            --                  (5)                   (5)             (2,371)               (1,254)

            --                  --                    --                  --                    (1)
 -------------       -------------       ---------------       -------------        --------------
  $    331,978            $862,491        $    1,498,643            $815,665        $    1,987,802
 -------------       -------------       ---------------       -------------        --------------

  $      75.88        $       7.10        $         6.93        $       5.56        $         7.10
($331,977,807/     ($862,491,160 /     ($1,498,643,203 /     ($815,656,154 /     ($1,987,802,241 /
     4,374,892         121,455,565          216,183,656          146,784,362           279,852,945
        shares)             shares)              shares)              shares)               shares)
 -------------       -------------       ---------------       -------------        --------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Statements of Assets and Liabilities ($ Thousands)

November 30, 2008 (Unaudited)

                                                                                 SCREENED         ENHANCED
                                                                               WORLD EQUITY         LIBOR              CORE
                                                                                  EX-US         OPPORTUNITIES      FIXED INCOME
                                                                                   FUND              FUND              FUND
                                                                              --------------   ---------------   -----------------
ASSETS:
        Investments at value+                                                 $       48,470   $        93,521   $       6,108,230*
        Affiliated investment, at value++                                                 28            80,672             785,332
        Repurchase agreements                                                             --             3,200                  --
        Cash                                                                             199               609                  --
        Foreign currency, at value+++                                                    386                --                  --
        Cash pledge as collateral for forward foreign currency contracts,
           future contracts and swap contracts                                            --                --              27,173
        Receivable for investment securities sold                                        289             4,081             785,271
        Dividends and interest receivable                                                140               802              42,254
        Receivable for fund shares sold                                                   --                --              30,167
        Receivable for variation margin                                                   --                --               2,818
        Foreign tax reclaim receivable                                                     2                 4                 180
        Unrealized gain on foreign spot currency contracts                                31                --                  --
        Unrealized gain on forward foreign currency contracts                             --             6,593               3,284
        Swap contracts, at value++++                                                      --                --                  --
        Prepaid expenses                                                                   9                 3                  68
                                                                              --------------   ---------------   -----------------
        Total Assets                                                                  49,554           189,485           7,784,777
                                                                              --------------   ---------------   -----------------
LIABILITIES:
        Payable upon return on securities loaned                                          --                --             564,246
        Payable for investment securities purchased                                      210             1,960           1,874,375
        Payable for fund shares redeemed                                                  --             8,683              22,020
        Due to Custodian                                                                  --                --              40,252
        Swap contracts, at value++++                                                      --                --              34,271
        Options written, at value+++++                                                    --                --               3,268
        Payable for variation margin                                                      --                49               3,216
        Overdraft of Foreign currency, at value+++                                        --                --               1,133
        Income distribution payable                                                       --                --                 665
        Unrealized loss on foreign spot currency contracts                                31                --                  --
        Unrealized loss on forward foreign currency contracts                             --             7,507                  --
        Investment advisory fees payable                                                  26                59                 614
        CCO fees payable                                                                   3                 1                  20
        Accrued expense payable                                                           --                30                 295
                                                                              --------------   ---------------   -----------------
        Total Liabilities                                                                270            18,289           2,544,375
                                                                              --------------   ---------------   -----------------
        Net Assets                                                            $       49,284   $       171,196   $       5,240,402
                                                                              --------------   ---------------   -----------------
    +   Cost of investments and repurchase agreements                                 74,902           130,184           6,804,026
   ++   Cost of affiliated investments                                                    28           119,379             796,222
  +++   Cost of foreign currency                                                         386                --              (1,421)
 ++++   Premiums received                                                                 --                --             (31,792)
+++++   Premiums received                                                                 --                --              (2,025)
    *   Includes market value of securities on loan                                       --                --             537,307
NET ASSETS:
        Paid-in Capital -- (unlimited authorization -- no par value)          $       87,900   $       254,853   $       5,885,258
        Undistributed (Distribution in excess of) net investment income                  546             1,232              (5,425)
        Accumulated net realized gain (loss) on investments,
           option contracts, swaptions, futures, securities sold short,
           swap contracts and foreign currency                                       (12,735)          (11,617)             65,472
        Net unrealized depreciation on investments, securities sold short,
           option contracts and swaptions                                            (26,432)          (72,170)           (707,929)
        Net unrealized appreciation (depreciation) on futures contracts                   --               (98)                551
        Net unrealized appreciation (depreciation) on swap contracts                      --                --              (2,479)
        Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation
           of other assets and liabilities denominated in foreign
           currencies                                                                      5            (1,004)              4,954
                                                                              --------------   ---------------   -----------------
        Net Assets                                                            $       49,284   $       171,196   $       5,240,402
                                                                             --------------   ---------------   -----------------
        Net Asset Value, Offering and Redemption Price Per Share -- Class A   $         5.54   $          6.70   $            9.07
                                                                              ($49,283,808 /   ($171,196,483 /   ($5,240,401,936 /
                                                                                   8,902,695        25,533,866         577,500,639
                                                                                     shares)           shares)             shares)
                                                                             --------------   ---------------   -----------------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

  HIGH YIELD           LONG              EXTENDED          EMERGING         REAL RETURN
     BOND            DURATION            DURATION           MARKETS             PLUS
     FUND              FUND                FUND            DEBT FUND            FUND
---------------   ---------------   -----------------   ---------------   ---------------


$       911,102*  $        85,290   $         729,856   $       743,632*  $       257,916
        146,616             3,388              41,537            28,823            10,310
             --                --                  --                --                --
             --                --               1,567            63,347               261
             --                --                  --             7,293               158

             --                --                 328             2,853                70
         16,473                --                 178             4,469             4,984
         29,359               593               3,348            19,520             1,935
          4,140                --              21,825             3,862                --
             --                --                 335               197               399
            147                --                  --                --                --
             --                --                  --               138                --
             --                --                  --             4,281            18,541
             --            21,044             455,245                --                --
              3                 1                  12                10                 4
---------------   ---------------   -----------------   ---------------   ---------------
      1,107,840           110,316           1,254,231           878,425           294,578
---------------   ---------------   -----------------   ---------------   ---------------

        115,990                --                  --            29,202                --
         20,124                --              10,442             6,204                --
          7,310                --              20,000             4,305             3,027
         16,893             1,889                  --                --                --
             --                --                  --             3,185                --
             --                --                  --                 1                --
             --                --                  --                --               566
             --                --                  --                --                --
            158                --                  --                --                --
             --                --                  --                25                --
             --                --                  --             1,244            17,808
            266                13                 148               349                75
              4                --                   3                 3                 1
             43                21                  72                74                11
---------------   ---------------   -----------------   ---------------   ---------------
        160,788             1,923              30,665            44,592            21,488
---------------   ---------------   -----------------   ---------------   ---------------
$       947,052   $       108,393   $       1,223,566   $       833,833   $       273,090
---------------   ---------------   -----------------   ---------------   ---------------
      1,453,953           124,327             880,665         1,008,894           278,798
        149,209             3,388              41,537            29,202            10,310
             --                --                  --             7,318               141
             --              (218)             (1,255)               --                --
             --                --                  --              (240)               --
        107,649                --                  --            26,873                --

$     1,586,927   $       136,155   $         900,523   $     1,138,320   $       275,711
         (6,105)           (2,157)            (35,427)           14,870            19,548


        (88,326)           (7,968)             48,094           (54,012)           (1,041)

       (545,444)          (39,037)           (150,809)         (265,402)          (20,882)
             --               138               4,685               197              (996)
             --            21,262             456,500            (2,960)               --



             --                --                  --             2,820               750
---------------   ---------------   -----------------   ---------------   ---------------
$       947,052   $       108,393   $       1,223,566   $       833,833   $       273,090
---------------   ---------------   -----------------   ---------------   ---------------
$          5.94   $          8.19   $           13.32   $          7.60   $          9.99
($947,052,266 /   ($108,393,408 /   ($1,223,566,207 /   ($833,833,435 /   ($273,090,496 /
    159,460,477        13,229,405          91,890,871       109,765,975        27,341,556
        shares)           shares)             shares)           shares)           shares)
---------------   ---------------   -----------------   ---------------   ---------------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Statements of Operations ($ Thousands)

For the six month period ended November 30, 2008 (Unaudited)

                                                                             LARGE CAP     LARGE CAP
                                                                LARGE CAP   DIVERSIFIED   DISCIPLINED
                                                                   FUND      ALPHA FUND   EQUITY FUND
                                                                ---------   -----------   -----------
INVESTMENT INCOME
   Dividends                                                    $   3,213    $   4,046    $    68,015
   Dividends from Affiliated Registered Investment Company(1)         146          227          4,407
   Interest Income                                                     25           79          1,095
   Security Lending Income -- Net                                      78           --          1,187
   Less: Foreign Taxes Withheld                                        (2)          (3)            --
                                                                ---------    ---------    -----------
   Total Investment Income                                          3,460        4,349         74,704
                                                                ---------    ---------    -----------
EXPENSES:
   Investment Advisory Fees                                           610          938         14,633
   Administration Fees                                                 76          117          1,829
   Trustee Fees                                                         2            4             56
   Chief Compliance Officer Fees                                        1            1             19
   Custodian/Wire Agent Fees                                           11           18            252
   Professional Fees                                                    8           11            178
   Printing Fees                                                        3            5             73
   Registration Fees                                                    1           13            177
   Interest Expense on Reverse Repurchase Agreements                   --           --             --
   Proxy Expenses                                                      --           --             --
   Dividend Expense on Short Sales                                     --          364             --
   Interest Expense on Short Sales                                     --          282             --
   Overdraft Fees                                                      --           --             --
   Other Expenses                                                       6            9             79
                                                                ---------    ---------    -----------
   Total Expenses                                                     718        1,762         17,296
                                                                ---------    ---------    -----------
   Less:
      Waiver of Investment Advisory Fees                             (246)        (262)        (8,671)
      Waiver of Administration Fees                                   (76)        (117)        (1,829)
      Fees Paid Indirectly(1)                                         (10)          --             (5)
                                                                ---------    ---------    -----------
   Net Expenses                                                       386        1,383          6,791
                                                                ---------    ---------    -----------
   NET INVESTMENT INCOME                                            3,074        2,966         67,913
                                                                ---------    ---------    -----------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Investments                                                 (16,566)     (54,995)      (753,156)
      Affiliated Investments                                           --       (5,522)       (87,274)
      Securities Sold Short                                            --           --             --
      Futures Contracts                                            (3,722)     (16,915)      (344,064)
      Swap Contracts                                                   --           --             --
      Foreign Currency Transactions                                    --           --         (1,600)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
      Investments                                                (124,513)    (134,029)    (1,751,843)
      Affiliated Investments                                         (453)     (15,637)      (342,639)
      Futures Contracts                                            (1,582)     (23,052)      (429,544)
      Swap Contracts                                                   --           --             --
      Foreign Capital Gains Tax                                        --           --             --
      Foreign Currency and Translation of Other Assets
         and Liabilities Denominated in Foreign Currencies             --           (2)            99
                                                                ---------    ---------    -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(143,762)   $(247,186)   $(3,642,108)
                                                                ---------    ---------    -----------

(1)  See Note 3 in the Notes to the Financial Statements.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

LARGE CAP                               INTERNATIONAL   WORLD EQUITY
  INDEX     SMALL CAP   SMALL/MID CAP       EQUITY          EX-US
  FUND         FUND      EQUITY FUND         FUND           FUND
---------   ---------   -------------   -------------   ------------

$   3,795   $   9,514    $    14,874      $  13,785     $    31,931
       64         728          1,125            488           1,868
        3         232            154          1,770           4,300
      148       2,470          2,773          1,392           1,568
       --          --             --           (705)         (2,740)
---------   ---------    -----------      ---------     -----------
    4,010      12,944         18,926         16,730          36,927
---------   ---------    -----------      ---------     -----------

      281       4,676          6,503          2,814           6,959
       83         360            500            279             633
        3          11             15              9              20
        1           4              5              3               6
       11          53             69            165             424
        8          37             49             28              62
        3          15             21             11              25
        2          18             30              6             104
       --          --             --             15              26
       --          --             --             --              --
       --          --             --             --              --
       --          --             --             --              --
       --          --             --             11               3
        7          21             26             54              87
---------   ---------    -----------      ---------     -----------
      399       5,195          7,218          3,395           8,349
---------   ---------    -----------      ---------     -----------

     (217)       (933)        (1,695)          (925)         (2,006)
      (83)       (360)          (500)          (279)           (633)
       --        (151)          (159)           (29)            (53)
---------   ---------    -----------      ---------     -----------
       99       3,751          4,864          2,162           5,657
---------   ---------    -----------      ---------     -----------
    3,911       9,193         14,062         14,568          31,270
---------   ---------    -----------      ---------     -----------

   (7,912)   (206,683)      (203,195)      (176,012)       (407,596)
       --          --             --             --              --
       --          --             --             --              --
     (275)    (11,381)       (30,306)       (61,766)       (127,982)
       --          --             --        (31,780)        (77,705)
       --         (77)           (45)       (16,169)        (35,967)

 (142,604)   (500,657)      (835,019)      (463,771)     (1,102,540)
     (853)     (6,506)        (7,782)        (1,059)         (1,981)
   (2,209)     (4,273)        (6,951)       (15,788)        (49,555)
       --          --             --         (7,221)        (26,346)
       --          --             --             --             354

       --           4              3         (1,570)           (656)
---------   ---------    -----------      ---------     -----------
$(149,942)  $(720,380)   $(1,069,233)     $(760,568)    $(1,798,704)
---------   ---------    -----------      ---------     -----------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Statements of Operations ($ Thousands)

For the six month period ended November 30, 2008 (Unaudited)

                                                                       SCREENED       ENHANCED
                                                                     WORLD EQUITY       LIBOR       CORE FIXED
                                                                         EX-US      OPPORTUNITIES     INCOME
                                                                        FUND(2)          FUND          FUND
                                                                     ------------   -------------   ----------
INVESTMENT INCOME
   Dividends                                                          $    785        $     --      $     202
   Dividends from Affiliated Registered Investment Company(1)               26             197          2,828
   Interest Income                                                          20           3,492        161,351
   Security Lending Income -- Net                                           --              --          2,507
   Less: Foreign Taxes Withheld                                            (67)             --            (27)
                                                                      --------        --------      ---------
   Total Investment Income                                                 764           3,689        166,861
                                                                      --------        --------      ---------
EXPENSES:
   Investment Advisory Fees                                                177             496          8,652
   Administration Fees                                                      14              55          1,442
   Trustee Fees                                                             --               2             42
   Chief Compliance Officer Fees                                             3               1             14
   Custodian/Wire Agent Fees                                                 4               7            190
   Professional Fees                                                         2               5            133
   Printing Fees                                                             1               2             55
   Registration Fees                                                         2               3             18
   Overdraft Fees                                                           --              --             --
   Other Expenses                                                           34              30            128
                                                                      --------        --------      ---------
   Total Expenses                                                          237             601         10,674
                                                                      --------        --------      ---------
   Less:
      Waiver of Investment Advisory Fees                                    (5)            (89)        (5,168)
      Waiver of Administration Fees                                        (14)            (55)        (1,442)
                                                                      --------        --------      ---------
   Net Expenses                                                            218             457          4,064
                                                                      --------        --------      ---------
   NET INVESTMENT INCOME                                                   546           3,232        162,797
                                                                       --------        --------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Investments                                                      (12,667)         (6,354)       (91,214)
      Affiliated Investments                                                --              --             --
      Securities Sold Short                                                 --              --             --
      Futures Contracts                                                     --              --          9,453
      Written Options                                                       --              --          7,959
      Written Swaptions                                                     --              --             (9)
      Swap Contracts                                                        --             363         47,683
      Foreign Currency Transactions                                        (68)           (961)         8,812
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
      Investments                                                      (26,432)        (22,736)      (542,420)
      Affiliated Investments                                                --         (32,946)       (10,891)
      Securities Sold Short                                                 --              --             --
      Futures Contracts                                                     --            (100)         4,512
      Written Options                                                       --              --         (1,560)
      Written Swaptions                                                     --              --          1,076
      Swap Contracts                                                        --             (85)        37,081
      Foreign Capital Gains Tax                                             --              --             --
      Foreign Currency and Translation of Other Assets
         and Liabilities Denominated in Foreign Currencies                   5            (690)         3,965
                                                                      --------        --------      ---------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(38,616)       $(60,277)     $(362,756)
                                                                      --------        --------      ---------

(1)  See Note 3 in the Notes to the Financial Statements.

(2)  Commenced operations on June 30, 2008.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

HIGH YIELD     LONG     EXTENDED   EMERGING    REAL RETURN
   BOND      DURATION   DURATION    MARKETS       PLUS
   FUND        FUND       FUND     DEBT FUND      FUND
----------   --------   --------   ---------   -----------

$   6,606    $     23   $    172   $      --    $     --
      686          12        134          --          78
   62,557       2,628     18,296      39,546      10,619
      741          --         --          96          --
       --          --         --          --          --
---------    --------   --------   ---------    --------
   70,590       2,663     18,602      39,642      10,697
---------    --------   --------   ---------    --------

    3,086         165      1,441       4,222       1,175
      317          27        240         248          84
        9           1          6           7           2
        3          --          2           3           1
       43           4         29          65          12
       30           3         20          23           8
       13           1          9          10           3
       23           1         27          22           9
       --          --         --          --           2
       14          20         45          44          10
---------    --------   --------   ---------    --------
    3,538         222      1,819       4,644       1,306
---------    --------   --------   ---------    --------

   (1,004)        (84)      (620)     (1,664)       (616)
     (317)        (27)      (240)       (248)        (84)
---------    --------   --------   ---------    --------
    2,217         111        959       2,732         606
---------    --------   --------   ---------    --------
   68,373       2,552     17,643      36,910      10,091
---------    --------   --------   ---------    --------

  (57,664)       (511)    15,964     (33,575)     (3,341)
       --          --         --          --          --
       --          --         --          --          --
       --         102      5,216       2,032       1,984
       --          --         --          24          --
       --          --         --          --          --
       --      (1,980)    13,594      (4,722)         --
       --          --         --      (7,730)      1,409

 (453,129)    (21,948)   (84,383)   (265,610)    (35,226)
   (2,593)         --         --        (379)         --
       --          --         --          --          --
       --         122      5,104         128      (3,030)
       --          --         --         232          --
       --          --         --          --          --
       --      20,313    421,597      (1,049)         --
       --          --         --          --          --

       --          --         --       3,780         140
---------    --------   --------   ---------    --------
$(445,013)   $ (1,350)  $394,735   $(269,959)   $(27,973)
---------    --------   --------   ---------    --------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2008 (Unaudited) and the year ended May 31,
2008

                                                                                                 LARGE CAP
                                                                                                DIVERSIFIED
                                                                   LARGE CAP FUND                ALPHA FUND
                                                              ------------------------   -------------------------
                                                                 6/1/08       6/1/07        6/1/08        6/1/07
                                                              to 11/30/08   to 5/31/08    to 11/30/08   to 5/31/08
                                                              -----------   ----------   ------------   ----------
OPERATIONS:
   Net Investment Income                                       $   3,074    $   7,508     $   2,966     $   5,612
   Net Realized Gain (Loss) from Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Written Swaptions, Futures Contracts
         and Swap Contracts                                      (20,288)      69,587       (77,432)      (26,707)(4)
   Net Realized Loss on Foreign Currency
      Transactions                                                    --           --            --            --
   Net Change in Unrealized Depreciation on Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Written Swaptions, Futures Contracts
         and Swap Contracts                                     (126,548)    (100,408)     (172,718)      (22,430)
   Net Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency Transactions                                --           --            (2)           --
                                                               ---------    ---------     ---------     ---------
   Net Decrease in Net Assets
      Resulting from Operations                                 (143,762)     (23,313)     (247,186)      (43,525)
                                                               ---------    ---------     ---------     ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                     (3,027)      (8,626)       (2,452)       (7,084)
   Net Realized Gains:
      Class A                                                         --           --            --       (21,162)
                                                               ---------    ---------     ---------     ---------
   Total Dividends and Distributions                              (3,027)      (8,626)       (2,452)      (28,246)
                                                               ---------    ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                                126,933       24,208       135,908       262,224
      Reinvestment of Dividends & Distributions                    3,016        8,602         2,276        25,898
      Cost of Shares Redeemed                                    (42,135)    (333,709)      (89,937)     (117,944)(3)
                                                               ---------    ---------     ---------     ---------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                                   87,814     (300,899)       48,247       170,178
                                                               ---------    ---------     ---------     ---------
   Net Increase (Decrease) in Net Assets                         (58,975)    (332,838)     (201,391)       98,407
                                                               ---------    ---------     ---------     ---------
NET ASSETS:
   BEGINNING OF PERIOD                                           361,156      693,994       552,361       453,954
                                                               ---------    ---------     ---------     ---------
   END OF PERIOD                                               $ 302,181    $ 361,156     $ 350,970     $ 552,361
                                                                ---------    ---------     ---------     ---------
   Undistributed (Distributions in Excess of)
      Net Investment Income Included in
      Net Assets at Period End                                 $   1,015    $     968     $    (347)    $    (861)
                                                                ---------    ---------     ---------     ---------

(1)  See Note 4 in the Notes to Financial Statements for additional information.

(2) Includes subscriptions as a result of an in-kind transfers of securities (see Note 8).

(3)  Includes redemptions as a result of in-kind transfer of securities (see
     Note 8).

(4) Includes realized loss of $(2,669) ($ Thousands) due to in-kind redemptions (see Note 8).

(5) Includes realized loss of $(63,427) ($ Thousands) due to in-kind redemptions (see Note 8).

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

         LARGE CAP
        DISCIPLINED                      LARGE CAP
        EQUITY FUND                     INDEX FUND                SMALL CAP FUND
---------------------------      ------------------------   -------------------------
   6/1/08         6/1/07           6/1/08        6/1/07        6/1/08        6/1/07
to 11/30/08     to 5/31/08       to 11/30/08   to 5/31/08    to 11/30/08   to 5/31/08
-----------     -----------      -----------   ----------   ------------   ----------
$    67,913     $   140,806       $   3,911     $  7,641     $    9,193    $   14,958


 (1,184,494)       (412,975)(5)      (8,187)       6,603       (218,064)       27,641

     (1,600)         (2,160)             --           --            (77)         (186)


 (2,524,026)       (532,973)       (145,666)     (38,727)      (511,436)     (321,896)

         99          (1,384)             --           --              4            (9)
-----------     -----------       ---------     --------     ----------    ----------

 (3,642,108)       (808,686)       (149,942)     (24,483)      (720,380)     (279,492)
-----------     -----------       ---------     --------     ----------    ----------

    (63,776)       (154,202)         (3,764)      (7,735)        (7,741)      (15,664)

         --        (470,491)             --      (10,331)            --      (219,331)
-----------     -----------       ---------     --------     ----------    ----------
    (63,776)       (624,693)         (3,764)     (18,066)        (7,741)     (234,995)
-----------     -----------       ---------     --------     ----------    ----------


  1,181,255(2)    3,092,387(2)      111,661       48,887         63,585       162,821
     63,285         618,766           3,554       16,951          7,396       223,813
   (687,600)     (1,343,644)(3)     (16,404)     (53,349)      (300,069)     (189,304)
-----------     -----------       ---------     --------     ----------    ----------

    556,940       2,367,509          98,811       12,489       (229,088)      197,330
-----------     -----------       ---------     --------     ----------    ----------
 (3,148,944)        934,130         (54,895)     (30,060)      (957,209)     (317,157)
-----------     -----------       ---------     --------     ----------    ----------

  8,767,342       7,833,212         386,873      416,933      1,819,700     2,136,857
-----------     -----------       ---------     --------     ----------    ----------
$ 5,618,398     $ 8,767,342       $ 331,978     $386,873     $  862,491    $1,819,700
-----------     -----------       ---------     --------     ----------    ----------


$   (10,380)    $   (14,517)      $   1,391     $  1,244     $   13,005    $   11,553
-----------     -----------       ---------     --------     ----------    ----------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2008 (Unaudited) and the year ended
May 31, 2008

                                                                    SMALL/MID CAP              INTERNATIONAL
                                                                     EQUITY FUND                EQUITY FUND
                                                              ------------------------    ------------------------
                                                                6/1/08        6/1/07        6/1/08        6/1/07
                                                              to 11/30/08   to 5/31/08    to 11/30/08   to 5/31/08
                                                              -----------   ----------    -----------   ----------
OPERATIONS:
   Net Investment Income                                      $    14,062   $   20,390    $    14,568   $   46,649
   Net Realized Gain (Loss) from Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Written Swaptions, Futures Contracts
      and Swap Contracts                                         (233,501)     (84,527)      (269,558)      36,393
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                                    (45)        (187)       (16,169)      14,358
   Net Change in Unrealized Depreciation on Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Written Swaptions, Futures Contracts
      and Swap Contracts                                         (849,752)    (204,402)      (487,839)    (187,680)
   Net Change in Unrealized Appreciation on Foreign Capital
      Gains Tax                                                        --           --             --           31
   Net Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency Transactions                                  3           (9)        (1,570)      (1,243)
                                                              -----------   ----------    -----------   ----------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                (1,069,233)    (268,735)      (760,568)     (91,492)
                                                              -----------   ----------    -----------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                     (12,474)     (20,152)            --      (56,937)
   Net Realized Gains:
      Class A                                                          --     (138,055)            --     (230,342)
                                                              -----------   ----------    -----------   ----------
   Total Dividends and Distributions                              (12,474)    (158,207)            --     (287,279)
                                                              -----------   ----------    -----------   ----------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                    358,892    1,097,100(2)     235,028      173,293
   Reinvestment of Dividends & Distributions                       12,426      157,300             --      279,171
   Cost of Shares Redeemed                                       (164,024)    (320,148)      (111,757)    (411,365)
                                                              -----------   ----------    -----------   ----------
      Increase (Decrease) in Net Assets Derived from
         Class A Transactions                                     207,294      934,252        123,271       41,099
                                                              -----------   ----------    -----------   ----------
   Net Increase (Decrease) in Net Assets                         (874,413)     507,310       (637,297)    (337,672)
                                                              -----------   ----------    -----------   ----------
NET ASSETS:
   BEGINNING OF PERIOD                                          2,373,056    1,865,746      1,452,962    1,790,634
                                                              -----------   ----------    -----------   ----------
   END OF PERIOD                                              $ 1,498,643   $2,373,056    $   815,665   $1,452,962
                                                              -----------   ----------    -----------   ----------
   Undistributed (Distribution in Excess of) Net Investment
      Income Included in Net Assets at Period End             $    12,904   $   11,316    $    21,060   $    6,492
                                                              -----------   ----------    -----------   ----------

(1)  See Note 4 in the Notes to Financial Statements for additional information.

(2) Includes subscriptions as a result of an in-kind transfers of securities (see Note 8).

(3)  Commenced operations on June 30, 2008.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                             SCREENED             ENHANCED
      WORLD EQUITY         WORLD EQUITY             LIBOR                     CORE FIXED
       EX-US FUND          EX-US FUND(3)      OPPORTUNITIES FUND             INCOME FUND
------------------------   -------------   ------------------------   -------------------------
  6/1/08        6/1/07        6/30/08        6/1/08       6/1/07        6/1/08        6/1/07
to 11/30/08   to 5/31/08    to 11/30/08    to 11/30/08   to 5/31/08   to 11/30/08   to 5/31/08
-----------   ----------   -------------   -----------   ----------   -----------   -----------

$    31,270   $   69,836     $    546       $  3,232      $  9,046    $   162,797   $   335,088



   (613,283)    (104,063)     (12,667)        (5,991)       (4,750)       (26,128)      134,777

    (35,967)      27,205          (68)          (961)         (576)         8,812        (3,150)



 (1,180,422)     (24,409)     (26,432)       (55,867)      (16,236)      (512,202)     (150,272)

        354            7           --             --            --             --            --

       (656)      (2,194)           5           (690)         (634)         3,965         1,196
-----------   ----------     --------       --------      --------    -----------   -----------

 (1,798,704)     (33,618)     (38,616)       (60,277)      (13,150)      (362,756)      317,639
-----------   ----------     --------       --------      --------    -----------   -----------


         --      (73,619)          --         (3,087)       (8,559)      (165,733)     (336,849)

         --     (156,358)          --             --          (268)            --            --
-----------   ----------     --------       --------      --------    -----------   -----------
         --     (229,977)          --         (3,087)       (8,827)      (165,733)     (336,849)
-----------   ----------     --------       --------      --------    -----------   -----------


    813,421    1,644,345       91,946         29,319       179,865        732,822     1,887,634
         --      229,316           --          3,036         8,806        161,890       329,184
   (328,035)    (361,960)      (4,046)       (42,175)      (45,744)    (1,275,269)   (1,942,287)
-----------   ----------     --------       --------      --------    -----------   -----------

    485,386    1,511,701       87,900         (9,820)      142,927       (380,557)      274,531
-----------   ----------     --------       --------      --------    -----------   -----------
 (1,313,318)   1,248,106       49,284        (73,184)      120,950       (909,046)      255,321
-----------   ----------     --------       --------      --------    -----------   -----------

  3,301,120    2,053,014           --        244,380       123,430      6,149,448     5,894,127
-----------   ----------     --------       --------      --------    -----------   -----------
$ 1,987,802   $3,301,120     $ 49,284       $171,196      $244,380    $ 5,240,402   $ 6,149,448
-----------   ----------     --------       --------      --------    -----------   -----------

$    30,635   $     (635)    $    546       $  1,232      $  1,087    $    (5,425)  $    (2,489)
-----------   ----------     --------       --------      --------    -----------   -----------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Statements of Changes in Net Assets ($ Thousands)

For the period ended  November 30, 2008  (Unaudited)  and the year ended May 31,
2008

                                                                       HIGH YIELD               LONG DURATION
                                                                       BOND FUND                     FUND
                                                                ------------------------   ------------------------
                                                                   6/1/08       6/1/07       6/1/08        6/1/07
                                                                to 11/30/08   to 5/31/08   to 11/30/08   to 5/31/08
                                                                -----------   ----------   -----------   ----------
OPERATIONS:
   Net Investment Income                                        $   68,373    $  114,672    $  2,552      $  8,849
   Net Realized Gain (Loss) from Investments,
      Affiliated Investments, Securities Sold Short,
      Written Options, Written Swaptions,
      Futures Contracts and Swap Contracts                         (57,664)      (29,320)     (2,389)          273
   Net Realized Gain (Loss) on Foreign Currency
      Transactions                                                      --            --          --            --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Affiliated Investments, Securities Sold
      Short, Written Options, Written Swaptions, Futures
      Contracts and Swap Contracts                                (455,722)     (117,173)     (1,513)      (10,883)
   Net Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency Transactions                                  --            --          --            --
                                                                ----------    ----------    --------      --------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                                   (445,013)      (31,821)     (1,350)       (1,761)
                                                                ----------    ----------    --------      --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                      (68,258)     (114,928)     (3,750)       (9,372)
   Net Realized Gains:
      Class A                                                           --       (12,235)         --            --
                                                                ----------    ----------    --------      --------
   Total Dividends and Distributions                               (68,258)     (127,163)     (3,750)       (9,372)
                                                                ----------    ----------    --------      --------
   CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                                  156,379       389,605       1,315        16,563
      Reinvestment of Dividends & Distributions                     67,280       125,115       3,751         9,335
      Cost of Shares Redeemed                                     (163,195)     (197,801)     (7,327)      (83,627)
                                                                ----------    ----------    --------      --------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                                     60,464       316,919      (2,261)      (57,729)
                                                                ----------    ----------    --------      --------
   Net Increase (Decrease) in Net Assets                          (452,807)      157,935      (7,361)      (68,862)
                                                                ----------    ----------    --------      --------
NET ASSETS:
   BEGINNING OF PERIOD                                           1,399,859     1,241,924     115,754       184,616
                                                                ----------    ----------    --------      --------
   END OF PERIOD                                                $  947,052    $1,399,859    $108,393      $115,754
                                                                 ----------    ----------    --------      --------
   Undistributed (Distribution in Excess of)
      Net Investment Income Included in
      Net Assets at Period End                                  $   (6,105)   $   (6,220)   $ (2,157)     $   (959)
                                                                ----------    ----------    --------      --------

(1)  See Note 4 in the Notes to Financial Statements for additional information.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

         EXTENDED              EMERGING MARKETS             REAL RETURN
      DURATION FUND               DEBT FUND                  PLUS FUND
------------------------   ------------------------   ------------------------
  6/1/08        6/1/07       6/1/08        6/1/07       6/1/08        6/1/07
to 11/30/08   to 5/31/08   to 11/30/08   to 5/31/08   to 11/30/08   to 5/31/08
-----------   ----------   -----------   ----------   -----------   ----------

$   17,643    $  33,885    $    36,910   $   63,558    $ 10,091     $  16,546



    34,774       16,668        (36,241)      (3,876)     (1,357)          694

        --           --         (7,730)       5,991       1,409           646



   342,318       (1,154)      (266,678)     (31,513)    (38,256)       19,222

        --           --          3,780       (1,535)        140          (368)
----------    ---------    -----------   ----------    --------     ---------

   394,735       49,399       (269,959)      32,625     (27,973)       36,740
----------    ---------    -----------   ----------    --------     ---------


   (36,095)     (42,570)       (35,822)     (67,527)         --        (9,863)

        --           --             --      (10,109)         --        (2,775)
----------    ---------    -----------   ----------    --------     ---------
   (36,095)     (42,570)       (35,822)     (77,636)         --       (12,638)
----------    ---------    -----------   ----------    --------     ---------


   271,665      546,477        156,745      345,931      23,845       232,500
    36,095       42,570         35,373       76,551          --        12,638
  (237,806)    (171,571)      (114,995)    (119,016)    (84,911)     (128,642)
----------    ---------    -----------   ----------    --------     ---------

    69,954      417,476         77,123      303,466     (61,066)      116,496
----------    ---------    -----------   ----------    --------     ---------
   428,594      424,305       (228,658)     258,455     (89,039)      140,598
----------    ---------    -----------   ----------    --------     ---------

   794,972      370,667      1,062,491      804,036     362,129       221,531
----------    ---------    -----------   ----------    --------     ---------
$1,223,566    $ 794,972    $   833,833   $1,062,491    $273,090     $ 362,129
----------    ---------    -----------   ----------    --------     ---------


$  (35,427)   $ (16,975)   $    14,870   $   13,782    $ 19,548     $   9,457
----------    ---------    -----------   ----------    --------     ---------

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Financial Highlights

For the period ended November 30, 2008 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period





                                    Net Realized
                                        and                               Distributions
             Net Asset               Unrealized                Dividends       from          Total
               Value,       Net        Gains         Total     from Net     Realized       Dividends     Net Asset
             Beginning  Investment  (Losses) on      from     Investment     Capital          and       Value, End
             of Period   Income(3)   Securities   Operations    Income        Gains      Distributions   of Period
             ---------  ----------  ------------  ----------  ----------  -------------  -------------  ----------
LARGE CAP FUND
Class A
   2008*      $ 18.75      $0.16      $ (7.09)     $ (6.93)     $(0.15)      $   --         $(0.15)       $ 11.67
   2008         20.31       0.32        (1.52)       (1.20)      (0.36)          --          (0.36)         18.75
   2007         16.93       0.28         3.40         3.68       (0.30)          --          (0.30)         20.31
   2006         15.53       0.24         1.44         1.68       (0.28)          --          (0.28)         16.93
   2005         14.47       0.25         1.05         1.30       (0.24)          --          (0.24)         15.53
   2004         12.41       0.18         2.09         2.27       (0.21)          --          (0.21)         14.47
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2008*      $ 10.23      $0.05      $ (4.27)     $ (4.22)     $(0.04)      $   --         $(0.04)       $  5.97
   2008         11.94       0.13        (1.15)       (1.02)      (0.17)       (0.52)         (0.69)         10.23
   2007          9.94       0.19         2.04         2.23       (0.16)       (0.07)         (0.23)         11.94
   2006(2)      10.00       0.04        (0.09)       (0.05)      (0.01)          --          (0.01)          9.94
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2008*      $ 12.07      $0.09      $ (4.90)     $ (4.81)     $(0.09)      $   --         $(0.09)       $  7.17
   2008         14.38       0.22        (1.54)       (1.32)      (0.25)       (0.74)         (0.99)         12.07
   2007++       12.36       0.51         2.27         2.78       (0.30)       (0.46)         (0.76)         14.38
   2006++       12.05       0.26         0.85         1.11       (0.22)       (0.58)         (0.80)         12.36
   2005++       11.18       0.20         0.94         1.14       (0.18)       (0.09)         (0.27)         12.05
   2004(1)++    10.00       0.07         1.25         1.32       (0.06)       (0.08)         (0.14)         11.18
LARGE CAP INDEX FUND
Class A
   2008*      $121.02      $1.17      $(45.18)     $(44.01)     $(1.13)      $   --         $(1.13)       $ 75.88
   2008        135.30       2.47       (10.72)       (8.25)      (2.52)       (3.51)         (6.03)        121.02
   2007        113.02       2.29        23.15        25.44       (2.33)       (0.83)         (3.16)        135.30
   2006        106.24       2.06         7.77         9.83       (1.94)       (1.11)         (3.05)        113.02
   2005         99.12       1.93         7.20         9.13       (1.82)       (0.19)         (2.01)        106.24
   2004+++      84.90       1.50        14.28        15.78       (1.37)       (0.19)         (1.56)         99.12
SMALL CAP FUND
Class A
   2008*      $ 12.42      $0.07      $ (5.33)     $ (5.26)     $(0.06)      $   --         $(0.06)       $  7.10
   2008         16.44       0.11        (2.26)       (2.15)      (0.12)       (1.75)         (1.87)         12.42
   2007         15.52       0.10         2.85         2.95       (0.12)       (1.91)         (2.03)         16.44
   2006         14.27       0.07         2.55         2.62       (0.06)       (1.31)         (1.37)         15.52
   2005         14.70       0.07         1.38         1.45       (0.05)       (1.83)         (1.88)         14.27
   2004         11.60       0.06         3.59         3.65       (0.07)       (0.48)         (0.55)         14.70

                                                    Ratio of
                                                    Expenses     Ratio of
                                                   to Average    Expenses
                                                   Net Assets   to Average
                                                   (Excluding   Net Assets
                                                    Fees Paid   (Excluding  Ratio of Net
                                     Ratio of Net  Indirectly   Fees Paid    Investment
                       Net Assets      Expenses        and      Indirectly     Income     Portfolio
              Total   End of Period   to Average    Including      and       to Average   Turnover
             Return+  ($ Thousands)   Net Assets    Waivers)     Waivers)    Net Assets     Rate+
             -------  -------------  ------------  ----------  -----------  ------------  ----------
LARGE CAP FUND
Class A
   2008*     (37.15)%   $  302,181      0.26%        0.26%        0.47%         2.01%         54%
   2008       (5.95)       361,156      0.26         0.26         0.47          1.66          57
   2007       21.97        693,994      0.26         0.26         0.46          1.57          47
   2006       10.87        801,217      0.25         0.26         0.48          1.47         103
   2005        9.02      1,751,751      0.26         0.26         0.47          1.67          43
   2004       18.37      1,787,850      0.26         0.26         0.48          1.34         109
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2008*     (41.33)%    $ 305,970      0.59%**      0.59%**      0.75%         1.25%         30%
   2008       (8.80)       552,361      0.64**       0.64**       0.79          1.17          77
   2007       22.64        453,954      0.62**       0.62**       0.74          1.77         132
   2006(2)    (0.49)       139,046      0.45**       0.45**       0.66          1.70          47

LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2008*     (40.09)%   $5,618,398      0.19%        0.19%       0.47%          1.85%         49%
   2008       (9.57)     8,767,342      0.19         0.19        0.47           1.70         111
   2007++     23.15      7,833,212      0.23(4)      0.23(4)     0.47(4)        2.43         135
   2006++      9.33      4,938,416      0.24         0.24        0.47           2.10         140
   2005++     10.26      3,531,361      0.31         0.31        0.47           1.69          71
   2004(1)++  13.23      2,285,041      0.33         0.33        0.47           1.33          67
LARGE CAP INDEX FUND
Class A
   2008*     (36.60)%   $  331,978      0.06%        0.06%       0.24%          2.37%          7%
   2008       (6.25)       386,873      0.06         0.06        0.24           1.97          14
   2007       22.87        416,933      0.06         0.06        0.24           1.88          10
   2006        9.34        367,084      0.08         0.08        0.24           1.84          20
   2005        9.29        320,703      0.13         0.13        0.24           1.89           8
   2004+++    18.71        284,711      0.16         0.16        0.24           1.58           6
SMALL CAP FUND
Class A
   2008*     (42.52)%   $  862,491      0.52%        0.54%       0.72%          1.28%         56%
   2008      (13.58)     1,819,700      0.52         0.54        0.72           0.80          99
   2007       20.32      2,136,857      0.52         0.54        0.72           0.67          92
   2006       18.93      1,951,138      0.52         0.54        0.72           0.44         119
   2005        9.81      1,610,876      0.54         0.54        0.72           0.46          94
   2004       31.76      1,309,254      0.54         0.54        0.72           0.45         135

* For the six month period ended November 30, 2008 (Unaudited). All ratios for the period have been annualized.

** The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% for the period ended November 30, 2008 and 0.32%, 0.35% and 0.34% for 2008, 2007
     and 2006, respectively.

+ Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

++ Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.

+++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on August 28, 2003. All ratios for the period have been annualized.

(2) Commenced operations on February 28, 2006. All ratios for the period have been annualized.

(3) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(4) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively. Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008





                                    Net Realized
                                        and                               Distributions
             Net Asset               Unrealized                Dividends       from          Total
               Value,       Net        Gains         Total     from Net     Realized       Dividends     Net Asset
             Beginning  Investment  (Losses) on      from     Investment     Capital          and       Value, End
             of Period   Income(3)   Securities   Operations    Income        Gains      Distributions   of Period
             ---------  ----------  ------------  ----------  ----------  -------------  -------------  ----------
SMALL/MID CAP EQUITY FUND
Class A
   2008*       $12.22      $0.07       $(5.30)      $(5.23)     $(0.06)      $   --         $(0.06)       $ 6.93
   2008         14.95       0.12        (1.91)       (1.79)      (0.12)       (0.82)         (0.94)        12.22
   2007++       13.38       0.19         2.57         2.76       (0.13)       (1.06)         (1.19)        14.95
   2006++       11.96       0.09         1.97         2.06       (0.08)       (0.56)         (0.64)        13.38
   2005++       10.70       0.05         1.38         1.43       (0.05)       (0.12)         (0.17)        11.96
   2004(1)++    10.00       0.02         0.69         0.71       (0.01)          --          (0.01)        10.70
INTERNATIONAL EQUITY FUND
Class A
   2008*       $11.12      $0.11       $(5.67)      $(5.56)     $   --       $   --         $   --        $ 5.56
   2008         14.27       0.37        (1.05)       (0.68)      (0.44)       (2.03)         (2.47)        11.12
   2007         14.05       0.37         3.12         3.49       (0.50)       (2.77)         (3.27)        14.27
   2006         11.15       0.29         3.09         3.38       (0.37)       (0.11)         (0.48)        14.05
   2005         10.06       0.23         1.16         1.39       (0.30)          --          (0.30)        11.15
   2004          7.76       0.18         2.28         2.46       (0.16)          --          (0.16)        10.06
WORLD EQUITY EX-US FUND
Class A
   2008*       $14.56      $0.13       $(7.59)      $(7.46)     $   --       $   --         $   --        $ 7.10
   2008         15.96       0.38        (0.51)       (0.13)      (0.39)       (0.88)         (1.27)        14.56
   2007         12.99       0.35         3.47         3.82       (0.33)       (0.52)         (0.85)        15.96
   2006          9.81       0.27         3.01         3.28       (0.09)       (0.01)         (0.10)        12.99
   2005(4)      10.00       0.07        (0.26)       (0.19)         --           --             --          9.81
SCREENED WORLD EQUITY EX-US FUND
Class A
   2008(9)*    $10.00      $0.06       $(4.52)      $(4.46)     $   --       $   --         $   --        $ 5.54
ENHANCED LIBOR OPPORTUNITIES FUND
Class A
   2008*       $ 9.11      $0.12       $(2.41)      $(2.29)     $(0.12)      $   --         $(0.12)       $ 6.70
   2008         10.14       0.42        (1.00)       (0.58)      (0.44)       (0.01)         (0.45)         9.11
   2007(7)      10.00       0.27         0.03         0.30       (0.16)          --          (0.16)        10.14
CORE FIXED INCOME FUND
Class A
   2008*       $ 9.95      $0.27       $(0.87)      $(0.60)     $(0.28)      $   --         $(0.28)       $ 9.07
   2008          9.99       0.54        (0.04)        0.50       (0.54)          --          (0.54)         9.95
   2007          9.84       0.53         0.14         0.67       (0.52)          --          (0.52)         9.99
   2006         10.34       0.47        (0.48)       (0.01)      (0.48)       (0.01)         (0.49)         9.84
   2005         10.19       0.41         0.27         0.68       (0.42)       (0.11)         (0.53)        10.34
   2004         10.61       0.38        (0.26)        0.12       (0.40)       (0.14)         (0.54)        10.19
HIGH YIELD BOND FUND
Class A
   2008*       $ 9.17      $0.43       $(3.23)      $(2.80)     $(0.43)      $   --         $(0.43)       $ 5.94
   2008         10.33       0.82        (1.07)       (0.25)      (0.82)       (0.09)         (0.91)         9.17
   2007         10.08       0.84         0.30         1.14       (0.84)       (0.05)         (0.89)        10.33
   2006(2)      10.00       0.40         0.08         0.48       (0.40)          --          (0.40)        10.08

                                                    Ratio of
                                                    Expenses     Ratio of
                                                   to Average    Expenses
                                                   Net Assets  to Average
                                                   (Excluding  Net Assets
                                                    Fees Paid   (Excluding  Ratio of Net
                                     Ratio of Net  Indirectly   Fees Paid    Investment
                       Net Assets      Expenses        and      Indirectly     Income     Portfolio
              Total   End of Period   to Average    Including      and       to Average   Turnover
             Return+  ($ Thousands)   Net Assets    Waivers)     Waivers)    Net Assets     Rate+
             -------  -------------  ------------  ----------  -----------  ------------  ----------
SMALL/MID CAP EQUITY FUND
Class A
   2008*     (42.94)%   $1,498,643     0.49%        0.50%        0.72%          1.41%         60%
   2008      (12.14)     2,373,056     0.49         0.50         0.72           0.97          95
   2007++     21.60      1,865,746     0.48         0.50         0.72           0.85         104
   2006++     17.51      1,216,640     0.50         0.53         0.72           0.69         123
   2005++     13.38        768,897     0.62         0.62         0.72           0.47          98
   2004(1)++   7.15        423,768     0.65         0.65         0.73           0.45          51
INTERNATIONAL EQUITY FUND
Class A
   2008*     (50.00)%   $  815,665     0.39%(10)    0.39%(10)    0.61%(10)      2.61%        121%
   2008       (5.52)     1,452,962     0.40(8)      0.41(8)      0.62(8)        2.99         145
   2007       28.00      1,790,634     0.50(5)      0.50(5)      0.71(5)        2.69         153
   2006       30.77      1,656,985     0.36         0.36         0.63           2.30         116
   2005       13.73      1,677,254     0.43         0.43         0.58           2.12          48
   2004       31.73      1,391,076     0.48         0.48         0.65           1.92          80
WORLD EQUITY EX-US FUND
Class A
   2008*     (51.24)%   $1,987,802     0.45%(11)    0.45%(11)    0.66%(11)      2.46%        106%
   2008       (1.14)     3,301,120     0.57         0.57         0.67           2.58         153
   2007       30.29      2,053,014     0.71(6)      0.71(6)      0.77(6)        2.45         154
   2006       33.52        908,582     0.60         0.61         0.76           2.22         104
   2005(4)    (1.90)       234,396     0.60         0.60         0.70           4.35          15
SCREENED WORLD EQUITY EX-US FUND
Class A
   2008(9)*  (44.60)%   $   49,284     0.80%        0.80%        0.86%          2.00%         39%
ENHANCED LIBOR OPPORTUNITIES FUND
Class A
   2008*     (25.43)%   $  171,196     0.41%        0.41%        0.54%          2.92%         16%
   2008       (5.88)       244,380     0.42         0.42         0.55           4.45          25
   2007(7)     3.02        123,430     0.44         0.44         0.54           5.84          53
CORE FIXED INCOME FUND
Class A
   2008*      (6.16)%   $5,240,402     0.14%        0.14%        0.37%          5.63%        227%
   2008        5.10      6,149,448     0.14         0.14         0.37           5.35         432
   2007        6.95      5,894,127     0.14         0.14         0.37           5.23         428
   2006       (0.09)     4,646,403     0.14         0.14         0.37           4.62         545
   2005        6.77      4,265,249     0.15         0.15         0.37           3.94         615
   2004        1.13      3,074,873     0.19**       0.19**       0.38           3.62         532
HIGH YIELD BOND FUND
Class A
   2008*     (31.43)%   $  947,052     0.35%        0.35%        0.56%         10.77%         36%
   2008       (2.36)     1,399,859     0.35         0.35         0.55           8.63          59
   2007       11.81      1,241,924     0.35         0.35         0.56           8.25          98
   2006(2)     4.85        862,371     0.35         0.35         0.57           8.15          58

* For the six month period ended November 30, 2008 (Unaudited). All ratios for the period have been annualized.

** The expense ratio includes the litigation fees paid. Had these fees been excluded, the ratio would have been 0.18%.

+ Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

++ Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.

(1) Commenced operations on December 15, 2003. All ratios for the period have been annualized.

(2) Commenced operations on December 5, 2005. All ratios for the period have been annualized.

(3) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(4) Commenced operations on March 28, 2005. All ratios for the period have been annualized.

(5) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.

(6) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.

(7) Commenced operations on December 14, 2006. All ratios for the period have been annualized.

(8) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.40%, and 0.61%, respectively.

(9) Commenced operations on June 30, 2008. All ratios for the period have been annualized.

(10) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.38%, 0.38%, and 0.60%, respectively.

(11) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.44%, 0.44%, and 0.66%, respectively.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Financial Highlights

For the period ended November 30, 2008 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period





                                    Net Realized
                                        and                               Distributions
             Net Asset               Unrealized                Dividends       from          Total
               Value,       Net        Gains         Total     from Net     Realized       Dividends     Net Asset
             Beginning  Investment  (Losses) on      from     Investment     Capital          and       Value, End
             of Period   Income(3)   Securities   Operations    Income        Gains      Distributions   of Period
             ---------  ----------  ------------  ----------  ----------  -------------  -------------  ----------
LONG DURATION FUND
Class A
   2008*       $ 8.57      $0.19       $(0.29)      $(0.10)    $(0.28)       $   --         $(0.28)       $ 8.19
   2008          9.52       0.51        (0.91)       (0.40)     (0.55)           --          (0.55)         8.57
   2007          9.31       0.53         0.18         0.71      (0.50)           --          (0.50)         9.52
   2006         10.56       0.46        (1.07)       (0.61)     (0.54)        (0.10)         (0.64)         9.31
   2005          9.77       0.42         1.03         1.45      (0.54)        (0.12)         (0.66)        10.56
   2004(1)      10.00       0.05        (0.23)       (0.18)     (0.05)           --          (0.05)         9.77
EXTENDED DURATION FUND
Class A
   2008*       $ 9.42      $0.18       $ 4.09       $ 4.27     $(0.37)       $   --         $(0.37)       $13.32
   2008          9.24       0.49         0.29         0.78      (0.60)           --          (0.60)         9.42
   2007          8.86       0.55         0.32         0.87      (0.49)           --          (0.49)         9.24
   2006         11.96       0.48        (2.68)       (2.20)     (0.68)        (0.22)         (0.90)         8.86
   2005          9.53       0.43         2.84         3.27      (0.84)           --          (0.84)        11.96
   2004(1)      10.00       0.05        (0.44)       (0.39)     (0.08)           --          (0.08)         9.53
EMERGING MARKETS DEBT FUND
Class A
   2008*       $10.42      $0.35       $(2.83)      $(2.48)    $(0.34)       $   --         $(0.34)       $ 7.60
   2008         10.95       0.70        (0.37)        0.33      (0.75)        (0.11)         (0.86)        10.42
   2007          9.97       0.65         1.03         1.68      (0.62)        (0.08)         (0.70)        10.95
   2006(2)      10.00       0.27        (0.17)        0.10      (0.13)           --          (0.13)         9.97
REAL RETURN PLUS FUND
Class A
   2008*       $10.99      $0.33       $(1.33)      $(1.00)    $   --        $   --         $   --        $ 9.99
   2008         10.10       0.58         0.75         1.33      (0.34)        (0.10)         (0.44)        10.99
   2007(4)      10.00       0.26        (0.03)        0.23      (0.13)           --          (0.13)        10.10

                                                    Ratio of
                                                    Expenses    Ratio of
                                                   to Average   Expenses
                                                   Net Assets  to Average
                                                   (Excluding  Net Assets
                                                    Fees Paid   (Excluding  Ratio of Net
                                     Ratio of Net  Indirectly   Fees Paid    Investment
                       Net Assets      Expenses        and      Indirectly     Income     Portfolio
              Total   End of Period   to Average    Including      and       to Average   Turnover
             Return+  ($ Thousands)   Net Assets    Waivers)     Waivers)    Net Assets     Rate+
             -------  -------------  ------------  ----------  -----------  ------------  ----------
LONG DURATION FUND
Class A
   2008*    (0.99)%   $  108,393       0.20%        0.20%       0.40%         4.63%         17%
   2008     (4.52)       115,754       0.20         0.20        0.39          5.47          58
   2007      7.67        184,616       0.20         0.20        0.38          5.49          97
   2006     (6.08)       165,324       0.20         0.20        0.39          4.69         113
   2005     15.26         76,054       0.20         0.20        0.41          4.05         449
   2004(1)  (1.78)         6,317       0.20         0.20        0.57          5.02          31
EXTENDED DURATION FUND
Class A
   2008*    46.64%    $1,223,566       0.20%        0.20%       0.38%         3.67%         31%
   2008      8.33        794,972       0.20         0.20        0.38          4.99          41
   2007      9.73        370,667       0.20         0.20        0.38          5.63         123
   2006    (19.24)       222,923       0.20         0.20        0.39          4.64         170
   2005     35.74        154,779       0.20         0.20        0.41          3.99         379
   2004(1)  (3.88)        27,787       0.20         0.20        0.44          5.17          42
EMERGING MARKETS DEBT FUND
Class A
   2008*   (24.46)%   $  833,833       0.55%        0.55%       0.93%         7.41%         39%
   2008      3.24      1,062,491       0.55         0.55        0.93          6.65          66
   2007     17.40        804,036       0.55         0.55        0.94          6.16          89
   2006(2)   1.00        479,808       0.55         0.55        0.95          5.43          51
REAL RETURN PLUS FUND
Class A
   2008*    (9.10)%   $  273,090       0.36%        0.36%       0.42%         6.00%         18%
   2008     13.30        362,129       0.43         0.43        0.77          5.36          47
   2007(4)   2.29        221,531       0.44         0.44        0.78          5.67          18

* For the six month period ended November 30, 2008 (Unaudited). All ratios for the period have been annualized.

+ Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(1) Commenced operations on April 21, 2004. All ratios for the period have been annualized.

(2) Commenced operations on December 5, 2005. All ratios for the period have been annualized.

(3) Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(4) Commenced operations on December 14, 2006. All ratios for the period have been annualized.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Notes to Financial Statements (Unaudited)
NOVEMBER 30, 2008

1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering 16 Funds: The Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Extended Duration, Emerging Markets Debt and Real Return Plus Funds (each a "Fund," collectively, the "Funds") each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees. The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Trust's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

NOVEMBER 30, 2008

administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after May 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -- quoted prices in active markets for identical investments

Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the six months ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value
($ Thousands):

Investments in Securities*            LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
---------------------------------   ----------   ----------   -------   ----------
Large Cap Fund                      $  273,834   $    3,645   $    --   $  277,479
Large Cap Diversified Alpha Fund       340,301        9,154        --      349,455
Large Cap Disciplined Equity Fund    6,245,798      154,371        --    6,400,169
Large Cap Index Fund                   387,527          533        --      388,060
Small Cap Fund                       1,079,438       15,997       242    1,095,677
Small/Mid Cap Equity Fund            1,765,464       11,871       290    1,777,625
International Equity Fund              805,973       45,629        --      851,602
World Equity Ex-US Fund              1,890,624      118,572        --    2,009,196
Screened World Equity Ex-US Fund        48,476           22        --       48,498
Enhanced LIBOR Opportunities Fund      101,158       73,437     2,798      177,393
Core Fixed Income Fund               1,040,598    5,810,641    42,323    6,893,562
High Yield Bond Fund                   147,724      889,347    20,647    1,057,718
Long Duration Fund                       3,388       85,290        --       88,678
Extended Duration Fund                  41,537      729,457       399      771,393
Emerging Markets Debt Fund              38,733      722,320    11,402      772,455
Real Return Plus Fund                   10,310      257,916        --      268,226

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Liabilities**                        LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
---------------------------------   --------   -------   -------   ---------
International Equity Fund           $ (4,679)    $--       $--     $ (4,679)
World Equity Ex-US Fund              (10,209)     --        --      (10,209)
Core Fixed Income Fund                (3,268)     --        --       (3,268)
Emerging Markets Debt Fund                (1)     --        --           (1)

Other Financial Instruments***        LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
---------------------------------   ----------   ----------   -------   ----------
Large Cap Fund                      $    (185)    $     --      $--      $    (185)
Large Cap Diversified Alpha Fund      (15,134)          --       --        (15,134)
Large Cap Disciplined Equity Fund    (273,649)          --       --       (273,649)
Large Cap Index Fund                   (1,685)          --       --         (1,685)
Small Cap Fund                            957           --       --            957
Small/Mid Cap Equity Fund              (1,798)          --       --         (1,798)
International Equity Fund             (11,152)      (1,194)      --        (12,346)
World Equity Ex-US Fund               (22,377)     (15,675)      --        (38,052)
Enhanced LIBOR Opportunities Fund      (1,012)          --       --         (1,012)
Core Fixed Income Fund                  3,835       (2,479)      --          1,356
Long Duration Fund                        138       21,262       --         21,400
Extended Duration Fund                  4,685      456,500       --        461,185
Emerging Markets Debt Fund              3,234       (2,960)      --            274
Real Return Plus Fund                    (263)          --       --           (263)

*    Includes collateral for securities on loan.

** Includes liabilities for reverse repurchase agreements and written options contracts.

*** Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                     SMALL CAP   SMALL/MID CAP     ENHANCED LIBOR
Investments in Securities              FUND       EQUITY FUND    OPPORTUNITIES FUND
---------------------------------   ----------   -------------   ------------------
Beginning balance as of
   June 1, 2008                       $ 444         $ 526            $ 16,939
Accrued discounts/premiums               --            --                 (47)
Realized gain/(loss)                     --            --              (2,681)
Change in unrealized
   appreciation/(depreciation)         (186)         (222)                326
Net purchase/sales                       --            --              (5,941)
Net transfer in and/or out
   Level 3                              (16)          (14)             (5,798)
                                      -----         -----            --------
Ending balance as of
   November 30, 2008                  $ 242         $ 290            $  2,798
                                      -----         -----            --------

                                                    CORE FIXED   HIGH YIELD   EXTENDED DURATION   EMERGING MARKETS
Investments in Securities                          INCOME FUND    BOND FUND          FUND             DEBT FUND
------------------------------------------------   -----------   ----------   -----------------   ----------------
Beginning balance as of June 1, 2008                 $  9,766     $ 157,880         $ 455             $ 21,875
Accrued discounts/premiums                                 52           (21)           --                 (143)
Realized gain/(loss)                                       32        (6,177)           --                 (353)
Change in unrealized appreciation/(depreciation)       (8,859)      (27,715)          (56)              (3,057)
Net purchase/sales                                      1,901       (16,918)           --               (6,464)
Net transfer in and/or out Level 3                     39,431       (86,402)           --                   --
                                                     --------     ---------         -----             --------
Ending balance as of November 30, 2008               $ 42,323     $  20,647         $ 399             $ 11,402
                                                     --------     ---------         -----             --------

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

NOVEMBER 30, 2008

REVERSE REPURCHASE AGREEMENTS -- The Large Cap Disciplined Equity, International Equity and World Equity Ex-US Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those funds use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of November 30, 2008 were as follows:

                Principal Amount                            Value
Fund              ($ Thousands)      Counterparty       ($ Thousands)
-------------   ----------------   ------------------   -------------
International                        JPMorgan Chase
Equity Fund           $3,422       2.38%, Due 12/2/08       $3,271
                                     JPMorgan Chase
                       1,617       3.00%, Due 12/2/08        1,441

World Equity                         JPMorgan Chase
Ex-US Fund             7,436       2.38%, Due 12/2/08        7,108
                                     JPMorgan Chase
                       3,561       3.00%, Due 12/2/08        3,173

COMPENSATING BALANCES -- Each of the Funds that use U.S. Bank NA as their custodian with cash overdrafts in excess of $100,000 is required to leave 112% in compensating balances with U.S. Bank NA on the following day. Each of the Funds with positive cash balances in excess of $100,000 is allowed to overdraw 90% of the balance with U.S. Bank NA on the following day. Funds that use Brown Brothers Harriman & Co. as their custodian (International Equity, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Debt and Real Return Plus) do not have a compensating balance program.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Large Cap Disciplined Equity, Small Cap, Small/Mid Cap Equity, International Equity, World Equity Ex-US, Screened Word Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, Emerging Markets Debt and Real Return Plus Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. These funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

FUTURES CONTRACTS -- Each of the Funds with the exception of the High Yield Bond Fund utilized futures contracts during the six month period ended November 30, 2008. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITTEN/PURCHASED -- Each Fund may invest in financial options/swaptions contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option/swaption contracts to enhance that Fund's returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The Core Fixed Income and Emerging Markets Debt Funds had option/swaptions contracts as of November 30, 2008, as disclosed in each Fund's Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

Written options transactions entered into during the six month period ended November 30, 2008 are summarized as follows:

                                CORE FIXED                 EMERGING MARKETS
                                INCOME FUND                    DEBT FUND
                         -------------------------   ----------------------------
                         Number of      Premium       Number of        Premium
                         Contracts   ($ Thousands)    Contracts     ($ Thousands)
                         ---------   -------------   ------------   -------------
Balance at the
   beginning of period     2,672       $ 1,913       40,770,600*         $264
Written                   12,555         9,311               --            --
Expired                   (9,987)       (6,959)      (6,200,000)*         (24)
Closing buys              (2,937)       (2,240)              --            --
                          ------       -------       ----------          ----
Balance at the
   end of period           2,303       $ 2,025       34,570,600*         $240
                          ------       -------       ----------          ----

*    Shown in Brazilian Real.

Written swaptions transactions entered into during the six month period ended November 30, 2008 are summarized as follows:


                                                CORE FIXED
                                               INCOME FUND
                                     -------------------------------
                                     Notional Amount      Premium
                                       (Thousands)     ($ Thousands)
                                     ---------------   -------------
Balance at the beginning of period        44,000           $ 959
Written                                       --              --
Expired                                       --              --
Closing buys                             (44,000)           (959)
                                         -------           -----
Balance at the end of period                  --           $  --
                                         -------           -----

At November 30, 2008 the Funds had cash and/or securities at least equal to the value of written options/swaptions.

SECURITIES SOLD SHORT -- As consistent with each Funds' investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will


  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

NOVEMBER 30, 2008

equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund's short positions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund's exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by a Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

FORWARD TREASURY COMMITMENTS -- A Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

DELAYED DELIVERY TRANSACTIONS -- The Large Cap Disciplined Equity, Large Cap Diversified Alpha, Core Fixed Income, International Equity and World Equity Ex-US Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those funds have sold a security on a delayed delivery basis, that fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others,

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008 domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Enhanced LIBOR Opportunities and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration, Extended Duration, High Yield Bond and Real Return Plus Funds; and declared and paid at least annually for the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At November 30, 2008, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2008, were as follows:

                            Number of Shares/
                               Face Amount      Acquisition     Right to          Cost        Market Value   % of Net
                              ($ Thousands)         Date      Acquire Date   ($ Thousands)   ($ Thousands)    Assets
                            -----------------   -----------   ------------   -------------   -------------   --------
SMALL CAP FUND
   Rentech                        16,100          4/20/07        4/20/07        $    --         $     3        0.00%
   Scorpio Mining                    425           5/5/08         5/5/08            417             242        0.03%
   Value Creation                100,165          2/29/08        2/29/08          1,225             677        0.08%
                                                                                -------         -------        ----
                                                                                $ 1,642         $   922        0.11%
                                                                                =======         =======        ====
SMALL/MID CAP EQUITY FUND
   Rentech                        13,800          4/20/07        4/20/07        $    --         $     2        0.00%
   Scorpio Mining                    500           5/5/08         5/5/08            499             290        0.02%
   Value Creation                 71,600          2/29/08        2/29/08            871             485        0.03%
                                                                                -------         -------        ----
                                                                                $ 1,370         $   777        0.05%
                                                                                =======         =======        ====
CORE FIXED INCOME FUND
   Allegheny Energy Supply         2,040          4/19/06        4/19/06        $ 2,149         $ 1,918        0.04%
   Huntington Auto Trust           7,095           6/3/08         6/3/08          7,094           6,459        0.12%
   Huntington Auto Trust           5,872           6/3/08         6/3/08          5,870           5,092        0.10%
   Southern Natural Gas            2,375          3/29/07        3/29/07          2,318           1,817        0.03%
   Cellco Partnership              7,241         11/18/08       11/18/08          7,163           7,306        0.14%
   Cellco Partnership              5,145         11/18/08       11/18/08          5,103           5,097        0.10%
                                                                                -------         -------        ----
                                                                                $29,697         $27,689        0.53%
                                                                                =======         =======        ====

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

NOVEMBER 30, 2008

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENTS --The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six month period ended November 30, 2008, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. The advisory fee and voluntary expense limitations for Class A of each Fund for the period indicated are as follows:

                                    Advisory   Voluntary Expense
                                      Fees        Limitations
                                    --------   -----------------
Large Cap Fund                        0.400%         0.260%
Large Cap Diversified Alpha Fund      0.400          0.350
Large Cap Disciplined Equity Fund     0.400          0.220
Large Cap Index Fund                  0.170          0.060
Small Cap Fund                        0.650          0.540
Small/Mid Cap Equity Fund             0.650          0.500
International Equity Fund             0.505          0.390
World Equity Ex-US Fund               0.550          0.450
Screened World Equity Ex-US Fund      0.650          0.800
Enhanced LIBOR Opportunities Fund     0.450          0.440
Core Fixed Income Fund                0.300          0.140
High Yield Bond Fund                 0.4875          0.350
Long Duration Fund                    0.300          0.200
Extended Duration Fund                0.300          0.200
Emerging Markets Debt Fund            0.850          0.550
Real Return Plus Fund                 0.700          0.360

As of November 30, 2008, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

LARGE CAP FUND
AllianceBernstein L.P.
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management, Inc.
LSV Asset Management
Montag & Caldwell, Inc.
Quantitative Management Associates, LLC

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors LLC
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management, Inc.
Quantitative Management Associates, LLC

LARGE CAP DISCIPLINED EQUITY FUND
AlphaSimplex Group, LLC
Analytic Investors, Inc.
INTECH Investment Management, LLC
Legg Mason Capital Management, Inc.
Quantitative Management Associates, LLC

LARGE CAP INDEX FUND
SSgA Funds Management, Inc.

SMALL CAP FUND
Artisan Partners Limited Partnership
BlackRock Capital Management, Inc.
Integrity Asset Management, LLC
Janus Capital Management Inc.
Lee Munder Investments Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
Oppenheimer Capital LLC
PanAgora Asset Management, Inc.
Robeco Investment Management, Inc.
Security Capital Research and Management Inc.
Wellington Management Company, LLP

SMALL/MID CAP EQUITY FUND
BlackRock Capital Management, Inc.
Integrity Asset Management, LLC
Janus Capital Management Inc.
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
PanAgora Asset Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
Wells Capital Management, Inc.

    SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Investment Sub-Adviser

INTERNATIONAL EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management LLC
McKinley Capital Management Inc.
Quantitative Management Associates, LLC
Record Currency Management Limited
Smith Breeden Associates, Inc.
UBS Global Asset Management (Americas) Inc.

WORLD EQUITY EX-US FUND
AllianceBernstein L.P.
Artisan Partners Limited Partnership
AXA Rosenberg Investment Management LLC
McKinley Capital Management Inc.
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Record Currency Management Limited
Rexiter Capital Management Limited
Smith Breeden Associates, Inc.
UBS Global Asset Management (Americas) Inc.

SCREENED WORLD EQUITY EX-US FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management LLC
Principal Global Investors, LLC
McKinley Capital Management Inc.
Quantitative Management Associates, LLC

ENHANCED LIBOR OPPORTUNITIES FUND
Highland Capital Management L.P.
Record Currency Management Limited
Wellington Management Company, LLP
UBS Global Asset Management (Americas) Inc.

CORE FIXED INCOME FUND

ING Investment Management Co.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

HIGH YIELD BOND FUND
Ares Management LLC
Delaware Management Company
J.P. Morgan Investment Management, Inc.
Nomura Corporate Research & Asset Management, Inc.

LONG DURATION FUND
Metropolitan West Asset Management LLC

EXTENDED DURATION FUND
Metropolitan West Asset Management LLC

EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners LP

REAL RETURN PLUS FUND
Deutsche Investment Management Americas, Inc.
First Quadrant, L.P.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission ("SEC") rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended November 30, 2008 were as follows ($ Thousands):

Large Cap Fund                     $ 14
Large Cap Diversified Alpha Fund      8
Small Cap Fund                      191
Small/Mid Cap Equity Fund           197
International Equity Fund            59
World Equity Ex-US Fund             115

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended November 30, 2008 were as follows ($ Thousands):

Large Cap Fund              $ 21
Small Cap Fund               246
Small/Mid Cap Equity Fund    356

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended November 30, 2008, can be found on the Financial Highlights.

INVESTMENT IN AFFILIATED COMPANIES -- The Funds may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index. The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund LP.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

NOVEMBER 30, 2008

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

                                                                                LARGE CAP                 LARGE CAP
                                                                               DIVERSIFIED               DISCIPLINED
                                                   LARGE CAP FUND               ALPHA FUND               EQUITY FUND
                                             ------------------------   ------------------------   -----------------------
                                               6/1/08                     6/1/08                    6/1/08
                                             to 11/30/08     6/1/07     to 11/30/08     6/1/07     to 11/30/08     6/1/07
                                             (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08
                                             -----------   ----------   -----------   ----------   -----------   ---------
Class A:
      Shares Issued                              9,590        1,264        14,713       24,295       120,628(1)    238,005(1)
      Shares Issued in Lieu of
         Dividends and Distributions               195          439           276        2,371         6,336        47,757
      Shares Redeemed                           (3,155)     (16,621)      (10,209)     (10,704)(2)   (69,564)     (104,554)(2)
                                                ------     ----------      ------       ------       -------       -------
   Increase (Decrease) in Net Assets
      Derived from Class A Transactions          6,630      (14,918)        4,780       15,962        57,400       181,208
                                                ------     ----------      ------       ------       -------       -------

                                                         LARGE CAP                                      SMALL/MID CAP
                                                        INDEX FUND          SMALL CAP FUND               EQUITY FUND
                                             ------------------------   ------------------------   -----------------------
                                               6/1/08                     6/1/08                                   6/1/08
                                             to 11/30/08     6/1/07     to 11/30/08     6/1/07     to 11/30/08     6/1/07
                                             (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08
                                             -----------   ----------   -----------   ----------   -----------   ---------
Class A:
      Shares Issued                              1,314         402           6,801       12,562       37,0418        82,115(1)
      Shares Issued in Lieu of
         Dividends and Distributions                35         133             731       17,151         1,256        12,383
      Shares Redeemed                             (171)       (420)        (32,560)     (13,187)      (16,272)      (25,125)
      Effect of Stock Split                         --          --              --           --            --           --
                                                 -----         ---          ------       ------        ------        ------
   Increase (Decrease) in Net Assets
      Derived from Class A Transactions          1,178         115         (25,028)      16,526        22,025        69,373
                                                 -----         ---          ------       ------        ------        ------

                                                    INTERNATIONAL            WORLD EQUITY          SCREENED WORLD EQUITY
                                                     EQUITY FUND               EX-US FUND              EX-US FUND(3)
                                             ------------------------   ------------------------   ---------------------
                                               6/1/08                      6/1/08                         6/30/08
                                             to 11/30/08     6/1/07     to 11/30/08     6/1/07          to 11/30/08
                                             (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08        (Unaudited)
                                             -----------   ----------   -----------   ----------        -----------
Class A:
      Shares Issued                             30,136       14,402        81,894      106,952             9,492
      Shares Issued in Lieu of
         Dividends and Distributions                --       23,314            --       14,951                --
      Shares Redeemed                          (14,042)     (32,472)      (28,762)     (23,847)             (589)
                                                ------       ------        ------      -------             -----
   Increase in Net Assets
      Derived from Class A Transactions         16,094        5,244        53,132       98,056             8,903
                                                ------       ------        ------      -------             -----

                                                    ENHANCED LIBOR                 CORE FIXED               HIGH YIELD
                                                 OPPORTUNITIES FUND               INCOME FUND               BOND FUND
                                             ------------------------   ------------------------   -----------------------
                                                6/1/08                    6/1/08                      6/1/08
                                             to 11/30/08     6/1/07     to 11/30/08     6/1/07     to 11/30/08     6/1/07
                                             (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08
                                             -----------   ----------   -----------   ----------   -----------   ----------
Class A:
      Shares Issued                              3,493        18,586        76,497       187,314       18,726        40,343
      Shares Issued in Lieu of
         Dividends and Distributions               352           922        17,076        32,620        8,876        13,246
      Shares Redeemed                           (5,145)       (4,850)     (133,989)     (191,923)     (20,842)      (21,064)
                                                 -----        ------       -------       -------       ------        ------
   Increase in Net Assets
      Derived from Class A Transactions         (1,300)       14,658       (40,416)       28,011        6,760        32,525
                                                 -----        ------       -------       -------       ------        ------

(1)  Includes subscriptions as a result of in-kind transfers of securities (see
     Note 8).

(2)  Includes redemptions as a result of in-kind transfers of securities (see
     Note 8).

(3)  Fund commenced operations on June 30, 2008.

Amounts designated as "--" are zero or have been rounded to zero.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                                        LONG                     EXTENDED
                                                      DURATION                   DURATION
                                                        FUND                       FUND
                                             ------------------------   ------------------------
                                                6/1/08                    6/1/08
                                             to 11/30/08     6/1/07      o 11/30/08     6/1/07
                                             (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08
                                             -----------   ----------   -----------   ----------
Class A:
      Shares Issued                                157         1,748        27,614        56,419
      Shares Issued in Lieu of
         Dividends and Distributions               462           994         3,618         4,278
      Shares Redeemed                             (904)       (8,614)      (23,712)      (16,445)
                                                   ---         -----        ------        ------
   Increase (Decrease) in Net Assets
      Derived from Class A Transactions           (285)       (5,872)        7,520        44,252
                                                   ---         -----        ------        ------

                                                        EMERGING                  REAL
                                                         MARKETS                 RETURN
                                                        DEBT FUND               PLUS FUND
                                             ------------------------   ------------------------
                                                6/1/08                    6/1/08
                                             to 11/30/08     6/1/07     to 11/30/08     6/1/07
                                             (Unaudited)   to 5/31/08   (Unaudited)   to 5/31/08
                                             -----------   ----------   -----------   ----------
Class A:
      Shares Issued                             16,365       32,634         2,138       21,809
      Shares Issued in Lieu of
         Dividends and Distributions             3,720        7,298            --        1,192
      Shares Redeemed                          (12,320)     (11,353)       (7,747)     (11,993)
                                                ------       ------         -----       ------
   Increase in Net Assets
      Derived from Class A Transactions          7,765       28,579        (5,609)      11,008
                                                ------       ------         -----       ------

Amounts designated as "--" are zero or have been rounded to zero.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six month period ended November 30, 2008, were as follows:

                                      U.S. Gov't        Other           Total
                                    ($ Thousands)   ($ Thousands)   ($ Thousands)
                                    -------------   -------------   -------------
LARGE CAP FUND
Purchases                                   --          187,731         187,731
Sales                                       --          156,823         156,823
LARGE CAP DIVERSIFIED ALPHA FUND
Purchases                                   --          200,496         200,496
Sales                                       --          147,680         147,680
LARGE CAP DISCIPLINED EQUITY FUND
Purchases                                   --        3,385,199       3,385,199
Sales                                       --        3,472,370       3,472,370
LARGE CAP INDEX FUND
Purchases                                   --          123,034         123,034
Sales                                       --           23,846          23,846
SMALL CAP FUND
Purchases                                   --          764,204         764,204
Sales                                       --          961,980         961,980
SMALL/MID CAP EQUITY FUND
Purchases                                   --        1,310,403       1,310,403
Sales                                       --        1,148,035       1,148,035
INTERNATIONAL EQUITY FUND
Purchases                              508,615          805,294       1,313,909
Sales                                  600,754          770,460       1,371,214


                                      U.S. Gov't        Other           Total
                                    ($ Thousands)   ($ Thousands)   ($ Thousands)
                                    -------------   -------------   -------------
WORLD EQUITY EX-US FUND
Purchases                             1,089,857       1,656,502       2,746,359
Sales                                 1,272,199       1,300,598       2,572,797
SCREENED WORLD EQUITY EX-US FUND
Purchases                                    --         109,834         109,834
Sales                                        --          23,957          23,957
ENHANCED LIBOR OPPORTUNITIES FUND
Purchases                                    --          19,544          19,544
Sales                                     5,258          12,678          17,936
CORE FIXED INCOME FUND
Purchases                            12,088,204         869,544      12,957,748
Sales                                12,438,983         788,635      13,227,618
HIGH YIELD BOND FUND
Purchases                                    --         383,175         383,175
Sales                                        --         359,929         359,929
LONG DURATION FUND
Purchases                                10,958           3,085          14,043
Sales                                     3,923           7,831          11,754
EXTENDED DURATION FUND
Purchases                               134,899          17,574         152,473
Sales                                    81,290          51,515         132,805
EMERGING MARKETS DEBT FUND
Purchases                                    --         407,681         407,681
Sales                                        --         325,829         325,829
REAL RETURN PLUS FUND
Purchases                                48,203           7,083          55,286
Sales                                   120,233           7,456         127,689

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

NOVEMBER 30, 2008

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2008 were as follows:

                                    Ordinary       Long-term       Return of
                                     Income      Capital Gain       Capital          Total
                                 ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                 -------------   -------------   -------------   ------------
Large Cap Fund            2008      $  8,626       $     --           $--          $  8,626
                          2007        12,254             --            --            12,254
Large Cap Diversified
   Alpha Fund             2008        18,510          9,736            --            28,246
                          2007         5,094          1,505            --             6,599
Large Cap Disciplined
   Equity Fund            2008       386,110        238,583            --           624,693
                          2007       237,780        132,166            --           369,946
Large Cap Index
   Fund                   2008         8,808          9,258            --            18,066
                          2007         7,885          1,949            --             9,834

                                    Ordinary       Long-term       Return of
                                     Income      Capital Gain       Capital          Total
                                 ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                 -------------   -------------   -------------   ------------
Small Cap Fund            2008      $ 69,762        $157,685        $7,548         $234,995
                          2007        86,056         164,468            --          250,524
Small/Mid Cap
   Equity Fund            2008        74,475          76,784         6,948          158,207
                          2007        60,501          67,293            --          127,794
International Equity
   Fund                   2008       153,474         133,805            --          287,279
                          2007       146,614         238,163            --          384,777
World Equity Ex-US
   Fund                   2008       157,238          71,654         1,085          229,977
                          2007        80,977          10,314            --           91,291
Enhanced LIBOR
   Opportunities
   Fund                   2008         8,666             161            --            8,827
                          2007         1,709              --            --            1,709
Core Fixed Income
   Fund                   2008       336,849              --            --          336,849
                          2007       279,194              --            --          279,194
High Yield Bond
   Fund                   2008       125,710           1,453            --          127,163
                          2007        89,624              --            --           89,624

Long Duration Fund        2008         9,372              --            --            9,372
                          2007         9,267              --            --            9,267
Extended Duration
   Fund                   2008        42,570              --            --           42,570
                          2007        14,980              --            --           14,980
Emerging Markets
   Debt Fund              2008        74,765           2,871            --           77,636
                          2007        41,623              --            --           41,623
Real Return Plus
   Fund                   2008        11,228           1,410            --           12,638
                          2007         2,421              --            --            2,421

As of May 31, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                                                                    Post
                                   Undistributed  Undistributed     Capital         Post          October
                                      Ordinary      Long-Term         Loss         October        Currency
                                       Income      Capital Gain  Carryforwards     Losses         Losses
                                   ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
                                   -------------  -------------  -------------  -------------  -------------
Large Cap Fund                       $      169     $    --        $(89,413)      $     --        $    --
Large Cap Diversified Alpha Fund            772          --              --        (20,939)            --
Large Cap Disciplined Equity Fund         6,307          --              --       (353,839)        (3,256)
Large Cap Index Fund                         92         619              --             --             --
Small Cap Fund                               --          22              --        (40,501)           (73)
Small/Mid Cap Equity Fund                    --          --              --        (88,369)           (44)
International Equity Fund                10,783       1,284              --             --             --
World Equity Ex-US Fund                      --          --              --        (64,436)            --
Enhanced LIBOR Opportunities Fund         3,100          --          (1,487)        (5,371)        (1,057)
Core Fixed Income Fund                   63,123      27,496              --             --         (1,583)
High Yield Bond Fund                     11,996          --          (1,148)       (21,949)            --
Long Duration Fund                          692          --          (3,045)        (2,511)            --
Extended Duration Fund                   22,418          --              --         (3,676)            --
Emerging Markets Debt Fund               18,929          --              --         (6,706)            --
Real Return Plus Fund                     9,913          --              --         (1,013)            --

                                                                         Total
                                     Unrealized       Other         Distributable
                                    Appreciation    Temporary         Earnings/
                                   (Depreciation)  Differences   (Accumulated Losses)
                                    ($ Thousands) ($ Thousands)     ($ Thousands)
                                   -------------  -------------  --------------------
Large Cap Fund                       $  38,326      $    799          $ (50,119)
Large Cap Diversified Alpha Fund         8,661         1,736             (9,770)
Large Cap Disciplined Equity Fund      329,532        55,295             34,039
Large Cap Index Fund                   104,361         1,142            106,214
Small Cap Fund                          10,779         7,999            (21,774)
Small/Mid Cap Equity Fund               33,298         8,696            (46,419)
International Equity Fund              156,131         1,739            169,937
World Equity Ex-US Fund                268,027        (1,546)           202,045
Enhanced LIBOR Opportunities Fund      (16,715)        1,237            (20,293)
Core Fixed Income Fund                (203,991)       (1,412)          (116,367)
High Yield Bond Fund                   (97,285)      (18,218)          (126,604)
Long Duration Fund                     (16,147)       (1,651)           (22,662)
Extended Duration Fund                 (31,536)      (22,803)           (35,597)
Emerging Markets Debt Fund              (5,713)       (5,216)             1,294
Real Return Plus Fund                   16,452            --             25,352

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Post-October losses represent losses realized on investment transactions from November 1, 2007 through May 31, 2008 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                                          Total
                                                                      Capital Loss
                          Expires         Expires        Expires      Carryforwards
                            2011            2015           2016         05/31/08
                       ($ Thousands)   ($ Thousands)  ($ Thousands)   ($ Thousands)
                       -------------   ------------   -------------   -------------
Large Cap Fund            $89,413         $   --          $  --         $89,413
Enhanced LIBOR
   Opportunities Fund          --             --           1,487          1,487
High Yield Bond Fund           --             --           1,148          1,148
Long Duration Fund             --          2,250             795          3,045

During the year ended May 31, 2008, the Large Cap Fund, Core Fixed Income Fund, and the Extended Duration Fund utilized $65,873,216, $41,414,796 and $4,642,101, respectively, of capital loss carryforwards, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at November 30, 2008, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2008, was as follows:

                                                                                Net
                                                                             Unrealized
                               Federal       Appreciated    Depreciated    Appreciation
                               Tax Cost      Securities     Securities    (Depreciation)
                            ($ Thousands)   ($ Thousands)  ($ Thousands)   ($ Thousands)
                            -------------   ------------   ------------   -------------
Large Cap Fund                $  352,252      $ 10,796     $   (86,183)    $   (75,387)
Large Cap Diversified
   Alpha Fund                    478,029         4,421        (132,995)       (128,574)
Large Cap Disciplined
   Equity Fund                 8,013,301       179,334      (1,792,466)     (1,613,132)
Large Cap Index Fund             423,891        42,061         (77,892)        (35,831)
Small Cap Fund                 1,540,545        26,395        (471,263)       (444,868)
Small/Mid Cap Equity Fund      2,535,487        26,104        (783,966)       (757,862)
International Equity Fund      1,152,531        15,250        (316,179)       (300,929)
World Equity Ex-US Fund        2,851,662        13,017        (855,483)       (842,466)
Screened World Equity
   Ex-US Fund                     74,930           339         (26,771)        (26,432)
Enhanced LIBOR
   Opportunities Fund            249,563           220         (72,390)        (72,170)
Core Fixed Income Fund         7,598,223       102,768        (810,697)       (707,929)
High Yield Bond Fund           1,603,162           637        (546,081)       (545,444)
Long Duration Fund               127,715           746         (39,783)        (39,037)
Extended Duration Fund           922,202         8,721        (159,530)       (150,809)
Emerging Markets
   Debt Fund                   1,037,856           717        (266,358)       (265,641)
Real Return Plus Fund            289,108            20         (20,902)        (20,882)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective as of the beginning of a company's first fiscal year beginning after December 15, 2006. At adoption, companies had to adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Funds' financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

7. CONCENTRATION/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration, Extended Duration and High Yield Bond Funds' investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Notes to Financial Statements (Unaudited) (Concluded)
NOVEMBER 30, 2008

8. IN-KIND TRANSFERS OF SECURITIES

During the six-month period ended November 30, 2008, the Large Cap Disciplined Equity Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

                                               Shares       Value
                                               Issued   ($ Thousands)
                                               ------   -------------
Large Cap Disciplined Equity Fund
         09/30/2008                             7,802   $      76,845

During the year ended May 31, 2008, the Large Cap Diversified Alpha, Large Cap Disciplined Equity, and Small/Mid Cap Equity Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of such transactions.

                          Shares
                          Issued          Value        Gain (Loss)
                         (Redeemed)   ($ Thousands)   ($ Thousands)
                        -----------   -------------   -------------
Large Cap Diversified
   Alpha Fund
         08/31/07        (4,392,890)   $    (43,929)  $      (2,669)
Large Cap Disciplined
   Equity Fund
         06/29/07           478,248           6,739              --
         08/31/07       (90,947,378)       (909,474)        (63,427)
         10/31/07         1,513,388          21,505              --
         01/16/08         1,060,716          12,580              --
Small/Mid Cap
   Equity Fund
         10/26/07         1,208,695          17,357              --

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days. There is no guarantee that these investments will not lose value.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS TO OTHERS, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

11. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of November 30, 2008 and do not reflect any market events after November 30, 2008.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Disclosure of Fund Expenses (Unaudited)
NOVEMBER 30, 2008

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

                                    BEGINNING     ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                      VALUE       VALUE      EXPENSE      DURING
                                     6/1/08      11/30/08     RATIOS     PERIOD*
                                    ---------   ---------   ----------   -------
LARGE CAP FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  628.50      0.26%      $1.06
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.76      0.26%      $1.32
LARGE CAP DIVERSIFIED ALPHA FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  586.70      0.59%      $2.35
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.11      0.59%      $2.99
LARGE CAP DISCIPLINED EQUITY FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  599.10      0.19%      $0.76
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.12      0.19%      $0.96
LARGE CAP INDEX FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  634.00      0.06%      $0.25
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.77      0.06%      $0.30
SMALL CAP FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  574.80      0.52%      $2.05
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.46      0.52%      $2.64
SMALL/MID CAP EQUITY FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  570.60      0.49%      $1.93
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.61      0.49%      $2.48
INTERNATIONAL EQUITY FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  500.00      0.39%      $1.47
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.11      0.39%      $1.98
WORLD EQUITY EX-US FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  487.60      0.45%      $1.68
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.81      0.45%      $2.28
ENHANCED LIBOR OPPORTUNITIES FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  745.70      0.41%      $1.79
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.01      0.41%      $2.08
CORE FIXED INCOME FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  938.40      0.14%      $0.68
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.37      0.14%      $0.71

                                    BEGINNING     ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                      VALUE       VALUE      EXPENSE      DURING
                                     6/1/08      11/30/08     RATIOS     PERIOD*
                                    ---------   ---------   ----------   -------
HIGH YIELD BOND FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  685.70      0.35%      $1.48
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.31      0.35%      $1.78
LONG DURATION FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  990.10      0.20%      $1.00
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.07      0.20%      $1.01
EXTENDED DURATION FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,466.40      0.20%      $1.24
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.07      0.20%      $1.01
EMERGING MARKETS DEBT FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  755.40      0.55%      $2.42
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.31      0.55%      $2.79
REAL RETURN PLUS FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  909.00      0.36%      $1.72
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.26      0.36%      $1.83

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

                                    BEGINNING     ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                      VALUE       VALUE      EXPENSE      DURING
                                     6/30/08     11/30/08     RATIOS     PERIOD**
                                    ---------   ---------   ----------   --------
SCREENED WORLD EQUITY EX-US FUND
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  554.00      0.80%       $2.61
HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,021.06      0.80%       $4.05

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since commencement of operations).

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)
NOVEMBER 30, 2008

SEI Institutional Investments Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the June 25-26, 2008 and September 17-18, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

     - the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

     - the Funds' investment performance and how it compared to that of other comparable mutual funds;

     - the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

     - the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

     - the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2008

Notes

Notes

Notes

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO) New ways.
           New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-120 (11/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional Investments Trust




By (Signature and Title)                   /s/ Robert A. Nesher
                                           ---------------------------------
                                           Robert A. Nesher, President & CEO

Date:





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /S/ ROBERT A. NESHER
                                           ---------------------------------
                                           Robert A. Nesher, President & CEO

Date:

By (Signature and Title)                   /S/ STEPHEN F. PANNER
                                           -----------------------------------
                                           Stephen F. Panner, Controller & CFO

Date: